UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02652

Name of Registrant:	Vanguard Index Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 31, 2016 – June 30, 2016

Item 1: Reports to Shareholders

Semiannual Report | June 30, 2016

Vanguard 500 Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	7
Performance Summary.	9
Financial Statements.	10
About Your Fund’s Expenses.	29
Trustees Approve Advisory Arrangement.	31
Glossary.	32

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Pictured is a sailing block on the Brilliant, a 1932 schooner docked in Mystic, Connecticut. A type of pulley, the sailing block helps coordinate the setting of the sails. At Vanguard, the intricate coordination of technology and people allows us to help millions of clients around the world reach their financial goals.

Your Fund’s Total Returns

Six Months Ended June 30, 2016
Total
Returns
Vanguard 500 Index Fund
Investor Shares	3.76%
ETF Shares
Market Price	3.84
Net Asset Value	3.81
Admiral™ Shares	3.82
Institutional Select Shares (Inception: 6/24/2016)	3.05
S&P 500 Index	3.84
Large-Cap Core Funds Average	2.21
Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
December 31, 2015, Through June 30, 2016
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard 500 Index Fund
Investor Shares	$188.48	$193.67	$1.870	$0.000
ETF Shares	187.05	192.19	1.959	0.000
Admiral Shares	188.48	193.66	1.974	0.000
Institutional Select Shares (Inception: 6/24/2016)	99.57	102.61	0.000	0.000

1

Chairman’s Letter

Dear Shareholder,

Despite significant volatility during the period, the broad U.S. stock market managed to finish the first half of 2016 with solid gains. With the exception of its newest share class, Vanguard 500 Index Fund returned almost 4% for the six months ended June 30, 2016. The fund tightly tracked the performance of its target index, the Standard & Poor’s 500 Index, and exceeded the average return of its large-capitalization core fund peers by more than 1.5 percentage points.

Eight of the ten industry sectors represented in the index advanced, with consumer staples and energy stocks adding most to returns. Financial stocks detracted most from performance.

On a separate note, your fund—the world’s first index mutual fund—marks its 40th anniversary this summer. Known then as First Index Investment Trust, the fund was met with a rather frosty reception when it launched on August 31, 1976, raising a disappointing $11.4 million in assets at its public offering. Critics at the time referred to it as “Bogle’s Folly,” referring to John C. Bogle, Vanguard’s founder, who was then chairman.

Fast forward 40 years. Today the 500 Index Fund has more than $230 billion in assets under management. Investors at Vanguard and elsewhere have entrusted more than one-third of all equity fund

2

assets to indexing. This 40-year milestone represents more than just the decades since the launch date of a mutual fund. It represents a revolution in investing that has helped investors capture their fair share of stock market returns, through low costs and broad diversification.

In keeping with the tradition of low-cost investing, the 500 Index Fund’s Institutional Select Shares were launched on June 24. (The shares returned about 3% for the few days they were available before the end of the period.) With an expense ratio of 0.01%, the new share class is part of our ongoing efforts to reduce the cost of investing.

Stocks waxed and waned through periods of turbulence

Toward the end of the half year, global stock markets dropped sharply and then rose after the momentous decision by United Kingdom voters to leave the European Union. The markets already were jittery before the June 23 “Brexit” vote. Volatility spiked afterward, however, as investors digested the significant global economic implications and the likelihood of extended uncertainty while the separation is carried out.

The broad U.S. stock market returned roughly 4% for the six months. U.S. stocks plunged on news of the referendum’s outcome but quickly reversed. Worries

Market Barometer

			Total Returns
		Periods Ended June 30, 2016
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	3.74%	2.93%	11.88%
Russell 2000 Index (Small-caps)	2.22	-6.73	8.35
Russell 3000 Index (Broad U.S. market)	3.62	2.14	11.60
FTSE All-World ex US Index (International)	-0.92	-9.75	0.49

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	5.31%	6.00%	3.76%
Barclays Municipal Bond Index (Broad tax-exempt market)	4.33	7.65	5.33
Citigroup Three-Month U.S. Treasury Bill Index	0.11	0.14	0.05

CPI
Consumer Price Index	1.91%	1.01%	1.32%

3

about Brexit’s effect on trade and global economic growth seemed to diminish as expectations increased that major central banks would be responsive to any fallout.

International stocks had a rougher time, returning about –1%. European stocks in particular suffered as the lead-up to the Brexit referendum and subsequent uncertainty hit closer to home. Developed Pacific markets also retreated. Emerging-market stocks were a bright spot, returning nearly 8%.

Bonds rolled to strong returns as investors weighed options

The broad U.S. bond market returned 5.31% as investors sought safe-haven assets amid questionable global economic growth, low inflation, and stock market volatility. Exceptionally low or negative yields abroad attracted foreign investors to U.S. Treasury debt. The yield of the 10-year Treasury note closed at 1.47% at the end of June, down from 2.30% at the end of December. (Bond prices and yields move in opposite directions.)

The Federal Reserve has held its target for short-term interest rates steady since raising it by a quarter of a percentage point in December. During the period, the 0.25%–0.5% rate remained historically low and continued to curb returns for money market funds and savings accounts.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned 11.94%. Counter to recent trends, a number of foreign currencies

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	ETF	Admiral	Institutional	Peer Group
	Shares	Shares	Shares	Select Shares	Average
500 Index Fund	0.16%	0.05%	0.05%	0.01%	1.11%

The fund expense ratios shown are from the prospectus dated April 27, 2016, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2016, the fund’s annualized expense ratios were 0.15% for Investor Shares, 0.05% for ETF Shares, 0.05% for Admiral Shares, and 0.01% for Institutional Select Shares (since inception). The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2015.

Peer group: Large-Cap Core Funds.

4

strengthened against the dollar, but returns were solid even without this currency benefit.

Consumer staples and energy stocks helped the fund’s performance most

Vanguard 500 Index Fund invests in 500 of the largest U.S. companies, which span many different industries and account for about three-fourths of the U.S. stock market’s value.

As I mentioned, eight of the index’s ten market sectors closed out the most recent six months with gains. Four of them—consumer staples, energy, telecommunication services, and utilities—posted double-digit returns.

Consumer staples and energy contributed most to the fund’s performance, each adding more than 1 percentage point to returns. Within consumer staples (+10%), leaders included tobacco, food, and household product companies. As oil and commodity prices have bounced back a bit over the past few months, so has the energy sector (+16%), through integrated oil and gas companies and exploration and production firms.

Two of the fund’s most lightly held sectors, telecommunications (+25%) and utilities (+23%), also provided a significant boost. Firms in both industries deliver stable and steady dividend yields, which tend to be attractive to investors seeking income in a climate where bond yields are historically low and stock volatility is high.

Industrials, which returned more than 6%, also contributed notably to returns. Gains were evident across most of the sector, with conglomerates, machinery, and aerospace and defense firms making solid contributions.

The financial sector (–3%) detracted the most from the index’s return. Lower long-term interest rates have hurt banks, asset managers, consumer finance companies, and investment firms. The information technology sector was down slightly for the period, as stocks of some internet and technology hardware firms experienced declines.

A dose of discipline is crucial when markets become volatile

The heightened volatility in capital markets that surrounded the Brexit vote reminds us that nobody can control the direction of the markets or reliably predict where they’ll go in the short term. However, investors can control how they react to unstable and turbulent markets.

During periods of market adversity, it’s more important than ever to keep sight of one of Vanguard’s key principles: Maintain perspective and long-term discipline. Whether you’re investing for yourself or on behalf of clients, your success is affected greatly by how you respond—or don’t respond—during turbulent markets. (You can read

Vanguard’s Principles for Investing Success at vanguard.com/research.)

5

As I’ve written in the past, the best course for long-term investors is generally to ignore daily market moves and not make decisions based on emotion. This is also a good time to evaluate your portfolio and make sure your asset allocation is aligned with your time horizon, goals, and risk tolerance.

The markets are unpredictable and often confounding. Keeping your long-term plans clearly in focus can help you weather these periodic storms.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 18, 2016

6

500 Index Fund

Fund Profile
As of June 30, 2016

Share-Class Characteristics
	Investor		Admiral	Institutional
	Shares	ETF Shares	Shares	Select Shares
Ticker Symbol	VFINX	VOO	VFIAX	VFFSX
Expense Ratio[1]	0.16%	0.05%	0.05%	0.01%
30-Day SEC Yield	2.03%	2.11%	2.11%	—

Portfolio Characteristics
			DJ
			U.S.
			Total
			Market
		S&P 500	FA
	Fund	Index	Index
Number of Stocks	507	505	3,863
Median Market Cap	$77.0B	$78.7B	$53.0B
Price/Earnings Ratio	20.7x	20.7x	22.0x
Price/Book Ratio	2.8x	2.8x	2.7x
Return on Equity	17.6%	17.3%	16.5%
Earnings Growth
Rate	6.9%	7.0%	7.3%
Dividend Yield	2.2%	2.2%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	5%	—	—
Short-Term
Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)			DJ
			U.S. Total
		S&P 500	Market
	Fund	Index	FA Index
Consumer Discretionary	12.3%	12.3%	12.9%
Consumer Staples	10.5	10.6	9.3
Energy	7.4	7.4	6.7
Financials	15.7	15.7	17.5
Health Care	14.7	14.7	14.2
Industrials	10.2	10.2	10.6
Information Technology	19.7	19.8	19.2
Materials	2.9	2.8	3.3
Telecommunication
Services	2.9	2.9	2.6
Utilities	3.7	3.6	3.7

Volatility Measures
		DJ
		U.S. Total
	S&P 500	Market
	Index	FA Index
R-Squared	1.00	0.99
Beta	1.00	0.97
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Apple Inc.	Technology
	Hardware, Storage &
	Peripherals	2.9%
Alphabet Inc.	Internet Software &
	Services	2.3
Microsoft Corp.	Systems Software	2.2
Exxon Mobil Corp.	Integrated Oil & Gas	2.1
Johnson & Johnson	Pharmaceuticals	1.8
General Electric Co.	Industrial
	Conglomerates	1.6
Amazon.com Inc.	Internet Retail	1.5
Berkshire Hathaway Inc.	Multi-Sector Holdings	1.5
AT&T Inc.	Integrated
	Telecommunication
	Services	1.5
Facebook Inc.	Internet Software &
	Services	1.4
Top Ten		18.8%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 27, 2016, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2016, the fund’s annualized expense ratios were 0.15% for Investor Shares, 0.05% for ETF Shares, 0.05% for Admiral Shares, and 0.01% for Institutional Select Shares (since inception).

Note: The Institutional Select Shares’ 30-day SEC yield is not reported until 30 days after the share class inception.

7

500 Index Fund

Investment Focus

8

500 Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2005, Through June 30, 2016

Average Annual Total Returns: Periods Ended June 30, 2016

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	8/31/1976	3.84%	11.93%	7.30%
ETF Shares	9/7/2010
Market Price		3.93	12.06	14.27[1]
Net Asset Value		3.94	12.06	14.27[1]
Admiral Shares	11/13/2000	3.95	12.06	7.42
Institutional Select Shares	6/24/2016	—	—	3.05[1]
1 Return since inception.

9

500 Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2016

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (12.2%)
*	Amazon.com Inc.	5,075,360	3,632,029
	Home Depot Inc.	16,319,784	2,083,873
	Comcast Corp. Class A	31,717,892	2,067,689
	Walt Disney Co.	19,581,802	1,915,492
	McDonald’s Corp.	11,513,560	1,385,542
	Starbucks Corp.	19,213,882	1,097,497
	NIKE Inc. Class B	17,464,363	964,033
	Lowe’s Cos. Inc.	11,622,700	920,169
*	Priceline Group Inc.	651,119	812,864
	Time Warner Inc.	10,318,631	758,832
	TJX Cos. Inc.	8,672,136	669,749
	Ford Motor Co.	51,186,346	643,412
	Target Corp.	7,730,670	539,755
	Twenty-First Century
	Fox Inc. Class A	19,237,183	520,366
	General Motors Co.	18,383,140	520,243
*	Netflix Inc.	5,619,097	514,035
	Yum! Brands Inc.	5,345,809	443,275
	Johnson Controls Inc.	8,510,256	376,664
	Dollar General Corp.	3,724,938	350,144
*	O’Reilly Automotive Inc.	1,264,672	342,853
*	AutoZone Inc.	391,563	310,838
	Ross Stores Inc.	5,269,164	298,709
	CBS Corp. Class B	5,446,422	296,503
*	Dollar Tree Inc.	3,089,148	291,121
	Newell Brands Inc.	5,988,977	290,885
	VF Corp.	4,375,144	269,028
	Carnival Corp.	5,750,385	254,167
	Omnicom Group Inc.	3,118,241	254,106
	Delphi Automotive plc	3,580,576	224,144
	L Brands Inc.	3,318,616	222,779
*	Ulta Salon Cosmetics
	& Fragrance Inc.	819,276	199,608
	Genuine Parts Co.	1,963,062	198,760
	Viacom Inc. Class B	4,547,436	188,582
^	Marriott International Inc.
	Class A	2,504,112	166,423

			Market
			Value•
		Shares	($000)
	Whirlpool Corp.	997,699	166,257
	Expedia Inc.	1,539,501	163,649
	Starwood Hotels &
	Resorts Worldwide
	Inc.	2,208,753	163,337
	Tractor Supply Co.	1,748,433	159,422
*	Mohawk Industries Inc.	836,875	158,805
	Advance Auto Parts Inc.	966,078	156,147
*	Chipotle Mexican
	Grill Inc. Class A	383,519	154,466
	Coach Inc.	3,652,979	148,822
	Royal Caribbean Cruises
	Ltd.	2,204,980	148,064
	Mattel Inc.	4,473,466	139,975
	DR Horton Inc.	4,337,969	136,559
	Macy’s Inc.	4,052,452	136,203
*	LKQ Corp.	4,012,089	127,183
	Hanesbrands Inc.	4,960,939	124,668
*,^	CarMax Inc.	2,535,683	124,325
	Hasbro Inc.	1,468,361	123,328
	Interpublic Group of
	Cos. Inc.	5,264,287	121,605
*	Michael Kors Holdings
	Ltd.	2,308,616	114,230
	Best Buy Co. Inc.	3,688,492	112,868
	Lennar Corp. Class A	2,399,345	110,610
	Harley-Davidson Inc.	2,369,089	107,320
	Wyndham Worldwide
	Corp.	1,463,997	104,281
	PVH Corp.	1,060,099	99,893
	Foot Locker Inc.	1,780,359	97,671
*,^	Under Armour Inc.
	Class A	2,410,939	96,751
	Wynn Resorts Ltd.	1,065,400	96,568
*	TripAdvisor Inc.	1,495,350	96,151
	Darden Restaurants Inc.	1,492,072	94,508
	Kohl’s Corp.	2,403,370	91,136
	Leggett & Platt Inc.	1,757,197	89,810
	Goodyear Tire
	& Rubber Co.	3,476,730	89,213

10

500 Index Fund

			Market
			Value•
		Shares	($000)
	Bed Bath & Beyond Inc.	2,019,529	87,284
*	Under Armour Inc.	2,392,203	87,076
	Tiffany & Co.	1,434,202	86,970
	Signet Jewelers Ltd.	1,020,468	84,097
	BorgWarner Inc.	2,845,100	83,987
	PulteGroup Inc.	4,119,403	80,287
	Scripps Networks
	Interactive Inc. Class A	1,243,127	77,410
*	Discovery
	Communications Inc.	3,123,459	74,495
	Staples Inc.	8,483,562	73,128
	News Corp. Class A	6,410,835	72,763
	H&R Block Inc.	2,935,802	67,524
	Ralph Lauren Corp.
	Class A	745,859	66,844
	Harman International
	Industries Inc.	923,048	66,293
	TEGNA Inc.	2,846,422	65,952
	Garmin Ltd.	1,537,532	65,222
^	Nordstrom Inc.	1,676,042	63,773
	Gap Inc.	2,960,055	62,812
*	Discovery
	Communications Inc.
	Class A	1,964,450	49,563
*	AutoNation Inc.	930,695	43,724
*	Urban Outfitters Inc.	1,143,176	31,437
	Twenty-First Century
	Fox Inc.	803,114	21,885
			29,290,520
Consumer Staples (10.5%)
	Procter & Gamble Co.	34,918,872	2,956,581
	Coca-Cola Co.	51,078,157	2,315,373
	Philip Morris
	International Inc.	20,350,653	2,070,068
	PepsiCo Inc.	18,949,023	2,007,459
	Altria Group Inc.	25,658,515	1,769,411
	Wal-Mart Stores Inc.	20,029,140	1,462,528
	CVS Health Corp.	14,086,371	1,348,629
	Walgreens Boots
	Alliance Inc.	11,335,323	943,892
	Mondelez International
	Inc. Class A	20,358,096	926,497
	Costco Wholesale Corp.	5,745,982	902,349
	Colgate-Palmolive Co.	11,713,687	857,442
	Kraft Heinz Co.	7,815,807	691,543
	Kimberly-Clark Corp.	4,724,261	649,491
	Reynolds American Inc.	10,860,375	585,700
	General Mills Inc.	7,798,065	556,158
	Kroger Co.	12,513,446	460,370
	Constellation Brands Inc.
	Class A	2,315,546	382,991
	Sysco Corp.	6,879,064	349,044
	Archer-Daniels-Midland
	Co.	7,713,169	330,818
*,^	Monster Beverage Corp.	1,846,190	296,701

		Market
		Value•
	Shares	($000)
ConAgra Foods Inc.	5,723,322	273,632
Kellogg Co.	3,305,502	269,894
Estee Lauder Cos. Inc.
Class A	2,919,195	265,705
Tyson Foods Inc.
Class A	3,941,634	263,262
Molson Coors Brewing
Co. Class B	2,415,108	244,240
JM Smucker Co.	1,569,832	239,258
Dr Pepper Snapple
Group Inc.	2,437,232	235,510
Clorox Co.	1,696,533	234,783
Mead Johnson Nutrition
Co.	2,448,542	222,205
Hershey Co.	1,843,794	209,252
Church & Dwight Co. Inc.	1,685,199	173,390
McCormick & Co. Inc.	1,510,608	161,137
Campbell Soup Co.	2,346,865	156,137
Whole Foods Market Inc.	4,218,412	135,074
Brown-Forman Corp.
Class B	1,314,878	131,172
Hormel Foods Corp.	3,551,327	129,979
		25,207,675
Energy (7.4%)
Exxon Mobil Corp.	54,394,550	5,098,945
Chevron Corp.	24,724,325	2,591,851
Schlumberger Ltd.	18,224,145	1,441,165
Occidental Petroleum
Corp.	10,018,305	756,983
ConocoPhillips	16,249,710	708,487
EOG Resources Inc.	7,218,857	602,197
Halliburton Co.	11,273,202	510,563
Phillips 66	6,132,239	486,532
Kinder Morgan Inc.	24,008,677	449,442
Anadarko Petroleum
Corp.	6,699,971	356,774
Spectra Energy Corp.	8,972,120	328,649
Pioneer Natural
Resources Co.	2,147,047	324,655
Valero Energy Corp.	6,167,034	314,519
Apache Corp.	4,964,232	276,359
Marathon Petroleum
Corp.	6,949,117	263,789
Baker Hughes Inc.	5,743,269	259,194
Devon Energy Corp.	6,872,504	249,128
Hess Corp.	3,452,110	207,472
* Concho Resources Inc.	1,709,834	203,932
Noble Energy Inc.	5,622,189	201,668
Williams Cos. Inc.	8,960,526	193,816
EQT Corp.	2,266,486	175,494
Marathon Oil Corp.	11,132,139	167,093
National Oilwell Varco
Inc.	4,951,778	166,627
Cabot Oil & Gas Corp.	6,107,142	157,198
Cimarex Energy Co.	1,242,842	148,296

11

500 Index Fund

			Market
			Value•
		Shares	($000)
	Columbia Pipeline Group
	Inc.	5,253,943	133,923
	ONEOK Inc.	2,761,107	131,015
	Tesoro Corp.	1,569,704	117,602
*	Newfield Exploration Co.	2,577,677	113,882
	Range Resources Corp.	2,220,732	95,802
^	Helmerich & Payne Inc.	1,413,504	94,889
*	FMC Technologies Inc.	2,956,672	78,854
*	Southwestern Energy
	Co.	6,206,142	78,073
	Murphy Oil Corp.	2,126,399	67,513
^	Transocean Ltd.	4,480,818	53,277
*	Chesapeake Energy
	Corp.	7,650,157	32,743
^	Diamond Offshore
	Drilling Inc.	842,163	20,490
			17,658,891
Financials (15.7%)
*	Berkshire Hathaway Inc.
	Class B	23,018,318	3,332,822
	JPMorgan Chase & Co.	47,969,112	2,980,801
	Wells Fargo & Co.	60,608,061	2,868,580
	Bank of America Corp.	134,716,812	1,787,692
	Citigroup Inc.	38,492,376	1,631,692
	Simon Property Group
	Inc.	4,058,467	880,282
	US Bancorp	21,286,339	858,478
	Chubb Ltd.	6,092,697	796,376
	American International
	Group Inc.	14,683,245	776,597
	Goldman Sachs Group
	Inc.	5,069,069	753,162
	American Express Co.	10,604,498	644,329
	American Tower
	Corporation	5,569,480	632,749
	MetLife Inc.	14,413,382	574,085
	BlackRock Inc.	1,650,255	565,262
	Bank of New York
	Mellon Corp.	14,130,490	548,970
	PNC Financial Services
	Group Inc.	6,550,748	533,165
	Morgan Stanley	19,822,175	514,980
	Public Storage	1,933,448	494,170
	Marsh & McLennan
	Cos. Inc.	6,838,704	468,178
	Travelers Cos. Inc.	3,836,337	456,678
	Crown Castle
	International Corp.	4,420,169	448,338
	CME Group Inc.	4,443,133	432,761
	Capital One Financial
	Corp.	6,719,251	426,740
	Prudential Financial Inc.	5,799,535	413,739
	Intercontinental
	Exchange Inc.	1,561,999	399,809
	Charles Schwab Corp.	15,781,285	399,424

			Market
			Value•
		Shares	($000)
	Aflac Inc.	5,432,142	391,983
	BB&T Corp.	10,774,244	383,671
	Aon plc	3,477,250	379,820
	S&P Global Inc.	3,473,172	372,532
	Welltower Inc.	4,685,858	356,922
	Equinix Inc.	911,315	353,344
	Allstate Corp.	4,914,123	343,743
	Prologis Inc.	6,896,209	338,190
	Equity Residential	4,792,905	330,135
	AvalonBay Communities
	Inc.	1,798,588	324,447
	Ventas Inc.	4,433,948	322,880
	Weyerhaeuser Co.	9,797,346	291,667
	Discover Financial
	Services	5,410,154	289,930
	State Street Corp.	5,192,371	279,973
*	Synchrony Financial	10,935,902	276,460
	SunTrust Banks Inc.	6,572,040	269,979
	Boston Properties Inc.	2,014,738	265,744
	Progressive Corp.	7,654,561	256,428
	M&T Bank Corp.	2,085,479	246,566
	T. Rowe Price Group Inc.	3,255,587	237,560
	Realty Income Corp.	3,379,282	234,387
	Vornado Realty Trust	2,327,489	233,028
	Hartford Financial
	Services Group Inc.	5,160,034	229,002
	General Growth
	Properties Inc.	7,646,091	228,006
*	Berkshire Hathaway Inc.
	Class A	1,042	226,088
	Willis Towers Watson plc	1,816,046	225,753
	HCP Inc.	6,127,098	216,777
	Digital Realty Trust Inc.	1,926,139	209,930
	Moody’s Corp.	2,217,500	207,802
	Essex Property Trust Inc.	858,368	195,785
	Ameriprise Financial Inc.	2,175,318	195,452
	Northern Trust Corp.	2,813,916	186,450
	Fifth Third Bancorp	10,072,736	177,179
	Kimco Realty Corp.	5,510,621	172,923
	Franklin Resources Inc.	4,839,704	161,501
	Host Hotels
	& Resorts Inc.	9,815,079	159,102
	Federal Realty
	Investment Trust	931,249	154,168
	Extra Space Storage Inc.	1,644,423	152,175
	Principal Financial Group
	Inc.	3,541,829	145,605
	Cincinnati Financial Corp.	1,938,871	145,202
	Loews Corp.	3,510,443	144,244
	Regions Financial Corp.	16,643,803	141,639
	Macerich Co.	1,656,699	141,466
	SL Green Realty Corp.	1,317,127	140,235
	Invesco Ltd.	5,483,072	140,038
	Citizens Financial Group
	Inc.	6,749,665	134,858

12

500 Index Fund

			Market
			Value•
		Shares	($000)
	UDR Inc.	3,510,558	129,610
	Iron Mountain Inc.	3,135,998	124,907
	XL Group plc Class A	3,724,121	124,050
	KeyCorp	11,020,045	121,772
	Lincoln National Corp.	3,133,147	121,472
	Arthur J Gallagher & Co.	2,322,840	110,567
*	CBRE Group Inc.
	Class A	3,817,746	101,094
*	Affiliated Managers
	Group Inc.	705,658	99,336
	Unum Group	3,109,932	98,865
	Nasdaq Inc.	1,506,525	97,427
	Comerica Inc.	2,291,176	94,236
	Huntington Bancshares
	Inc.	10,450,910	93,431
	Torchmark Corp.	1,472,815	91,049
	Apartment Investment
	& Management Co.	2,048,814	90,476
*	E*TRADE Financial Corp.	3,646,460	85,655
	Leucadia National Corp.	4,375,586	75,829
	Assurant Inc.	810,235	69,931
	Zions Bancorporation	2,671,966	67,147
	People’s United
	Financial Inc.	4,058,146	59,492
	Navient Corp.	4,323,927	51,671
	Legg Mason Inc.	1,378,845	40,662
			37,579,307
Health Care (14.6%)
	Johnson & Johnson	36,082,811	4,376,845
	Pfizer Inc.	79,560,668	2,801,331
	Merck & Co. Inc.	36,312,917	2,091,987
	UnitedHealth Group Inc.	12,469,848	1,760,743
	Bristol-Myers Squibb Co.	21,893,273	1,610,250
	Medtronic plc	18,442,041	1,600,216
	Amgen Inc.	9,852,465	1,499,053
	Gilead Sciences Inc.	17,467,424	1,457,133
	AbbVie Inc.	21,212,765	1,313,282
*	Allergan plc	5,188,082	1,198,914
	Eli Lilly & Co.	12,740,965	1,003,351
*	Celgene Corp.	10,160,023	1,002,083
	Thermo Fisher Scientific
	Inc.	5,161,873	762,718
	Abbott Laboratories	19,277,389	757,794
*	Biogen Inc.	2,873,492	694,868
*	Express Scripts Holding
	Co.	8,301,253	629,235
	Aetna Inc.	4,599,524	561,740
	McKesson Corp.	2,952,138	551,017
	Stryker Corp.	4,121,486	493,878
	Becton Dickinson
	and Co.	2,784,110	472,157
	Anthem Inc.	3,449,998	453,123
	Cigna Corp.	3,365,660	430,771
*	Boston Scientific Corp.	17,803,236	416,062

			Market
			Value•
		Shares	($000)
*	Regeneron
	Pharmaceuticals Inc.	1,023,802	357,542
	Humana Inc.	1,956,269	351,894
*	Alexion Pharmaceuticals
	Inc.	2,940,594	343,344
	Cardinal Health Inc.	4,276,879	333,639
*	Intuitive Surgical Inc.	499,600	330,440
	Baxter International Inc.	7,249,555	327,825
	Zimmer Biomet
	Holdings Inc.	2,612,740	314,522
*	HCA Holdings Inc.	3,948,604	304,082
	St. Jude Medical Inc.	3,728,006	290,784
	Zoetis Inc.	5,986,733	284,130
*	Vertex Pharmaceuticals
	Inc.	3,243,901	279,040
*	Edwards Lifesciences
	Corp.	2,777,218	276,972
*	Illumina Inc.	1,930,521	271,007
*	Mylan NV	5,600,768	242,177
*	Cerner Corp.	3,949,905	231,464
	CR Bard Inc.	962,444	226,328
	AmerisourceBergen
	Corp. Class A	2,407,165	190,936
	Agilent Technologies Inc.	4,300,106	190,753
	DENTSPLY SIRONA Inc.	3,073,015	190,650
*	Henry Schein Inc.	1,076,806	190,379
*	Laboratory Corp. of
	America Holdings	1,344,667	175,170
	Perrigo Co. plc	1,880,796	170,532
*	DaVita HealthCare
	Partners Inc.	2,142,314	165,644
*	Centene Corp.	2,238,849	159,787
	Universal Health
	Services Inc. Class B	1,178,839	158,082
	Quest Diagnostics Inc.	1,857,933	151,254
*	Waters Corp.	1,060,357	149,139
*	Hologic Inc.	3,173,521	109,804
*	Varian Medical Systems
	Inc.	1,248,731	102,683
*	Mallinckrodt plc	1,430,226	86,929
	PerkinElmer Inc.	1,431,409	75,034
	Patterson Cos. Inc.	1,093,119	52,349
*	Endo International plc	2,677,208	41,738
			35,064,604
Industrials (10.1%)
	General Electric Co.	120,629,162	3,797,406
	3M Co.	7,954,755	1,393,037
	Honeywell International
	Inc.	9,995,896	1,162,723
	United Technologies
	Corp.	10,208,226	1,046,854
	Boeing Co.	7,853,974	1,019,996
	United Parcel Service
	Inc. Class B	9,056,294	975,544

13

500 Index Fund

			Market
			Value•
		Shares	($000)
	Union Pacific Corp.	11,031,503	962,499
	Lockheed Martin Corp.	3,434,384	852,311
	Danaher Corp.	7,859,325	793,792
	Caterpillar Inc.	7,659,600	580,674
	Raytheon Co.	3,896,078	529,672
	Northrop Grumman Corp.	2,367,388	526,223
	General Dynamics Corp.	3,769,321	524,840
	FedEx Corp.	3,275,102	497,095
	Illinois Tool Works Inc.	4,243,590	442,012
	Emerson Electric Co.	8,441,096	440,288
	Delta Air Lines Inc.	10,127,879	368,959
	Waste Management Inc.	5,421,489	359,282
	Eaton Corp. plc	6,011,842	359,087
	Norfolk Southern Corp.	3,882,114	330,484
	Southwest Airlines Co.	8,383,973	328,736
	CSX Corp.	12,547,581	327,241
	Deere & Co.	3,917,759	317,495
	Nielsen Holdings plc	4,737,309	246,198
	PACCAR Inc.	4,601,803	238,695
	Tyco International plc	5,580,880	237,745
	Cummins Inc.	2,078,199	233,673
	Roper Technologies Inc.	1,327,513	226,421
	Stanley Black
	& Decker Inc.	1,969,297	219,025
	Ingersoll-Rand plc	3,377,296	215,066
	American Airlines Group
	Inc.	7,584,458	214,716
	Equifax Inc.	1,561,303	200,471
	Rockwell Automation
	Inc.	1,708,805	196,205
	Parker-Hannifin Corp.	1,767,012	190,926
*	TransDigm Group Inc.	695,086	183,287
*	United Continental
	Holdings Inc.	4,409,457	180,964
	Fastenal Co.	3,793,561	168,396
	WW Grainger Inc.	740,855	168,359
*	Verisk Analytics Inc.
	Class A	2,031,852	164,743
	Republic Services Inc.
	Class A	3,116,262	159,895
	L-3 Communications
	Holdings Inc.	1,010,773	148,270
	Rockwell Collins Inc.	1,705,070	145,170
	Acuity Brands Inc.	575,892	142,798
	AMETEK Inc.	3,066,965	141,786
	Dover Corp.	2,038,692	141,322
	CH Robinson Worldwide
	Inc.	1,875,881	139,284
	Pentair plc	2,374,663	138,419
	Masco Corp.	4,356,813	134,800
	Textron Inc.	3,516,880	128,577
	Kansas City Southern	1,417,722	127,723
	Snap-on Inc.	760,625	120,042
	Fortune Brands Home
	& Security Inc.	2,016,080	116,872

		Market
		Value•
	Shares	($000)
Expeditors International
of Washington Inc.	2,381,708	116,799
Stericycle Inc.	1,110,815	115,658
Cintas Corp.	1,133,831	111,263
Xylem Inc.	2,340,408	104,499
JB Hunt Transport
Services Inc.	1,164,409	94,236
Alaska Air Group Inc.	1,612,463	93,990
Fluor Corp.	1,821,471	89,762
Allegion plc	1,259,261	87,430
Jacobs Engineering
Group Inc.	1,598,137	79,603
United Rentals Inc.	1,157,708	77,682
Flowserve Corp.	1,705,445	77,035
Robert Half International
Inc.	1,724,451	65,805
Dun & Bradstreet Corp.	473,133	57,647
Quanta Services Inc.	1,986,450	45,927
Pitney Bowes Inc.	2,480,705	44,157
Ryder System Inc.	702,526	42,952
		24,310,543
Information Technology (19.7%)
Apple Inc.	71,851,023	6,868,958
Microsoft Corp.	103,112,104	5,276,246
Facebook Inc. Class A	30,327,308	3,465,805
Alphabet Inc. Class A	3,852,550	2,710,384
Alphabet Inc. Class C	3,874,612	2,681,619
Intel Corp.	61,946,920	2,031,859
Cisco Systems Inc.	65,964,235	1,892,514
Visa Inc. Class A	24,984,152	1,853,075
International Business
Machines Corp.	11,582,816	1,758,040
Oracle Corp.	40,819,565	1,670,745
MasterCard Inc. Class A	12,732,905	1,121,260
QUALCOMM Inc.	19,266,709	1,032,118
Accenture plc Class A	8,182,056	926,945
Texas Instruments Inc.	13,172,590	825,263
Broadcom Ltd.	4,867,101	756,347
EMC Corp.	25,629,028	696,341
salesforce.com Inc.	8,354,208	663,408
Adobe Systems Inc.	6,561,931	628,567
Automatic Data
Processing Inc.	5,976,225	549,036
PayPal Holdings Inc.	14,469,865	528,295
Cognizant Technology
Solutions Corp. Class A	7,949,010	455,001
Yahoo! Inc.	11,466,468	430,680
Hewlett Packard
Enterprise Co.	21,803,681	398,353
Intuit Inc.	3,357,502	374,731
Applied Materials Inc.	14,296,694	342,692
eBay Inc.	13,874,874	324,811
Fiserv Inc.	2,917,729	317,245
NVIDIA Corp.	6,652,292	312,724
Electronic Arts Inc.	3,955,334	299,656

14

500 Index Fund

			Market
			Value•
		Shares	($000)
	Corning Inc.	14,102,250	288,814
	HP Inc.	22,433,194	281,537
	Fidelity National
	Information Services
	Inc.	3,639,134	268,131
	TE Connectivity Ltd.	4,689,872	267,839
	Activision Blizzard Inc.	6,680,756	264,758
	Paychex Inc.	4,203,963	250,136
	Amphenol Corp. Class A	4,038,852	231,547
	Analog Devices Inc.	4,031,445	228,341
*	Micron Technology Inc.	13,605,950	187,218
	Lam Research Corp.	2,090,699	175,744
	Western Digital Corp.	3,692,480	174,507
*	Red Hat Inc.	2,380,603	172,832
	Symantec Corp.	8,040,555	165,153
*	Citrix Systems Inc.	2,036,861	163,132
*	Autodesk Inc.	2,950,473	159,739
	Skyworks Solutions Inc.	2,498,572	158,110
	Xilinx Inc.	3,332,396	153,723
*	Alliance Data Systems
	Corp.	774,221	151,685
	KLA-Tencor Corp.	2,045,038	149,799
	Linear Technology Corp.	3,133,532	145,803
	Global Payments Inc.	2,023,380	144,429
	Microchip Technology
	Inc.	2,822,613	143,276
	Motorola Solutions Inc.	2,087,797	137,732
	Harris Corp.	1,639,014	136,759
*	Akamai Technologies
	Inc.	2,300,063	128,642
	CA Inc.	3,871,170	127,090
	Western Union Co.	6,425,295	123,237
	Xerox Corp.	12,457,186	118,219
	Total System Services
	Inc.	2,209,970	117,371
*,^	VeriSign Inc.	1,248,679	107,961
	Juniper Networks Inc.	4,621,044	103,927
*	F5 Networks Inc.	876,210	99,748
	Seagate Technology plc	3,904,804	95,121
	NetApp Inc.	3,781,804	92,995
*	Qorvo Inc.	1,668,345	92,193
	FLIR Systems Inc.	1,799,304	55,688
*	First Solar Inc.	1,003,223	48,636
*	Teradata Corp.	1,700,608	42,634
	CSRA Inc.	1,794,478	42,045
			47,188,969
Materials (2.9%)
	EI du Pont de Nemours
	& Co.	11,461,726	742,720
	Dow Chemical Co.	14,728,552	732,156
	Monsanto Co.	5,730,712	592,613
	Praxair Inc.	3,742,929	420,668
	Ecolab Inc.	3,463,614	410,785
	PPG Industries Inc.	3,492,388	363,732

			Market
			Value•
		Shares	($000)
	Air Products
	& Chemicals Inc.	2,552,693	362,584
	LyondellBasell Industries
	NV Class A	4,481,200	333,491
	Sherwin-Williams Co.	1,031,037	302,785
	Newmont Mining Corp.	6,957,874	272,192
	International Paper Co.	5,393,343	228,570
	Vulcan Materials Co.	1,747,152	210,287
	Nucor Corp.	4,170,691	206,074
	Freeport-McMoRan Inc.	16,428,756	183,016
	Ball Corp.	2,280,579	164,863
	Martin Marietta
	Materials Inc.	834,342	160,194
	Alcoa Inc.	17,270,300	160,096
	Eastman Chemical Co.	1,953,445	132,639
	International Flavors
	& Fragrances Inc.	1,042,922	131,481
	WestRock Co.	3,319,752	129,039
	Mosaic Co.	4,587,129	120,091
	Sealed Air Corp.	2,579,097	118,561
	Albemarle Corp.	1,471,524	116,706
	Avery Dennison Corp.	1,171,802	87,592
	FMC Corp.	1,749,725	81,030
	CF Industries Holdings
	Inc.	3,049,518	73,493
*	Owens-Illinois Inc.	2,118,317	38,151
			6,875,609
Telecommunication Services (2.9%)
	AT&T Inc.	80,755,088	3,489,427
	Verizon Communications
	Inc.	53,473,779	2,985,976
	CenturyLink Inc.	7,163,228	207,805
*	Level 3 Communications
	Inc.	3,803,671	195,851
	Frontier Communications
	Corp.	15,346,503	75,812
			6,954,871
Utilities (3.7%)
	NextEra Energy Inc.	6,052,918	789,300
	Duke Energy Corp.	9,036,539	775,245
	Southern Co.	12,311,904	660,287
	Dominion Resources Inc.	8,083,673	629,961
	American Electric Power
	Co. Inc.	6,446,071	451,805
	Exelon Corp.	12,094,404	439,753
	PG&E Corp.	6,508,321	416,012
	Sempra Energy	3,111,234	354,743
	PPL Corp.	8,886,007	335,447
	Edison International	4,272,294	331,829
	Consolidated Edison Inc.	3,988,403	320,827
	Public Service Enterprise
	Group Inc.	6,634,578	309,238
	Xcel Energy Inc.	6,661,137	298,286
	WEC Energy Group Inc.	4,139,579	270,314

15

500 Index Fund

		Market
		Value•
	Shares	($000)
Eversource Energy	4,160,472	249,212
DTE Energy Co.	2,353,608	233,290
American Water Works
Co. Inc.	2,328,463	196,778
FirstEnergy Corp.	5,572,068	194,521
Entergy Corp.	2,345,061	190,771
Ameren Corp.	3,186,119	170,712
CMS Energy Corp.	3,665,778	168,113
SCANA Corp.	1,877,835	142,077
CenterPoint Energy Inc.	5,658,386	135,801
Pinnacle West Capital
Corp.	1,453,948	117,857
NiSource Inc.	4,206,522	111,557
AES Corp.	8,621,184	107,592
AGL Resources Inc.	1,575,805	103,956
Alliant Energy Corp.	2,495,273	99,062
TECO Energy Inc.	3,075,607	85,010
NRG Energy Inc.	4,119,748	61,755
		8,751,111
Total Common Stocks
(Cost $154,641,059)		238,882,100
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.5%)
[2,3] Vanguard Market
Liquidity Fund,
0.538%	1,198,502,777	1,198,503

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan
Bank Discount Notes,
0.352%, 7/6/16	4,100	4,100
[4,5] Federal Home Loan
Bank Discount Notes,
0.350%, 7/8/16	14,800	14,799
[4,5] Federal Home Loan
Bank Discount Notes,
0.471%, 8/10/16	15,000	14,995
[4,5] Federal Home Loan
Bank Discount Notes,
0.511%, 10/12/16	2,000	1,998
[4,5] Federal Home Loan
Bank Discount Notes,
0.465%, 10/28/16	5,000	4,995
		40,887
Total Temporary Cash Investments
(Cost $1,239,383)		1,239,390
Total Investments (100.2%)
(Cost $155,880,442)		240,121,490

Amount
($000)
Other Assets and Liabilities (-0.2%)
Other Assets
Investment in Vanguard	19,141
Receivables for Investment
Securities Sold	567
Receivables for Accrued Income	266,581
Receivables for Capital Shares Issued	149,480
Other Assets	30,833
Total Other Assets	466,602
Liabilities
Payables for Investment
Securities Purchased	(508,967)
Collateral for Securities on Loan	(172,643)
Payables for Capital Shares Redeemed	(216,638)
Payables to Vanguard	(138,669)
Other Liabilities	(1,120)
Total Liabilities	(1,038,037)
Net Assets (100%)	239,550,055

At June 30, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	158,130,364
Overdistributed Net Investment Income	(45,222)
Accumulated Net Realized Losses	(2,781,927)
Unrealized Appreciation (Depreciation)
Investment Securities	84,241,048
Futures Contracts	5,792
Net Assets	239,550,055

Investor Shares—Net Assets
Applicable to 135,085,706 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	26,161,626
Net Asset Value Per Share—
Investor Shares	$193.67

ETF Shares—Net Assets
Applicable to 242,373,822 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	46,581,406
Net Asset Value Per Share—
ETF Shares	$192.19

16

500 Index Fund

Amount
($000)
Admiral Shares—Net Assets
Applicable to 844,031,511 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	163,456,368
Net Asset Value Per Share—
Admiral Shares	$193.66

Institutional Select Shares—Net Assets
Applicable to 32,654,046 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,350,655
Net Asset Value Per Share—
Institutional Select Shares	$102.61

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $170,762,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $172,643,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $38,987,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

17

500 Index Fund

Statement of Operations

Six Months Ended
June 30, 2016
($000)
Investment Income
Income
Dividends	2,469,811
Interest[1]	2,289
Securities Lending	3,311
Total Income	2,475,411
Expenses
The Vanguard Group—Note B
Investment Advisory Services	5,327
Management and Administrative—Investor Shares	16,233
Management and Administrative—ETF Shares	7,622
Management and Administrative—Admiral Shares	27,316
Management and Administrative—Institutional Select Shares	3
Marketing and Distribution—Investor Shares	2,538
Marketing and Distribution—ETF Shares	1,649
Marketing and Distribution—Admiral Shares	6,286
Marketing and Distribution—Institutional Select Shares	—
Custodian Fees	846
Shareholders’ Reports—Investor Shares	256
Shareholders’ Reports—ETF Shares	101
Shareholders’ Reports—Admiral Shares	345
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	71
Total Expenses	68,593
Net Investment Income	2,406,818
Realized Net Gain (Loss)
Investment Securities Sold	4,190,797
Futures Contracts	57,499
Realized Net Gain (Loss)	4,248,296
Change in Unrealized Appreciation (Depreciation)
Investment Securities	2,369,691
Futures Contracts	(6,076)
Change in Unrealized Appreciation (Depreciation)	2,363,615
Net Increase (Decrease) in Net Assets Resulting from Operations	9,018,729
1 Interest income from an affiliated company of the fund was $2,198,000.

See accompanying Notes, which are an integral part of the Financial Statements.

18

500 Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,406,818	4,412,491
Realized Net Gain (Loss)	4,248,296	5,863,778
Change in Unrealized Appreciation (Depreciation)	2,363,615	(7,366,726)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,018,729	2,909,543
Distributions
Net Investment Income
Investor Shares	(255,777)	(534,841)
ETF Shares	(461,526)	(728,706)
Admiral Shares	(1,640,856)	(3,127,986)
Institutional Select Shares	—	—
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Select Shares	—	—
Total Distributions	(2,358,159)	(4,391,533)
Capital Share Transactions
Investor Shares	(650,026)	(1,787,828)
ETF Shares	4,791,151	13,021,182
Admiral Shares	6,247,149	10,808,168
Institutional Select Shares	3,229,507	—
Net Increase (Decrease) from Capital Share Transactions	13,617,781	22,041,522
Total Increase (Decrease)	20,278,351	20,559,532
Net Assets
Beginning of Period	219,271,704	198,712,172
End of Period[1]	239,550,055	219,271,704

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($45,222,000) and ($93,881,000).

See accompanying Notes, which are an integral part of the Financial Statements.

19

500 Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$188.48	$189.89	$170.36	$131.37	$115.80	$115.82
Investment Operations
Net Investment Income	1.919	3.775	3.326	2.956	2.709	2.246
Net Realized and Unrealized Gain (Loss)
on Investments	5.141	(1.438)	19.507	38.982	15.560	(.020)
Total from Investment Operations	7.060	2.337	22.833	41.938	18.269	2.226
Distributions
Dividends from Net Investment Income	(1.870)	(3.747)	(3.303)	(2.948)	(2.699)	(2.246)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.870)	(3.747)	(3.303)	(2.948)	(2.699)	(2.246)
Net Asset Value, End of Period	$193.67	$188.48	$189.89	$170.36	$131.37	$115.80

Total Return[1]	3.76%	1.25%	13.51%	32.18%	15.82%	1.97%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$26,162	$26,092	$28,040	$27,758	$24,821	$25,967
Ratio of Total Expenses to
Average Net Assets	0.15%	0.16%	0.17%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to
Average Net Assets	2.07%	2.00%	1.88%	1.95%	2.13%	1.92%
Portfolio Turnover Rate [2]	5%	3%	3%	3%	3%	4%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

500 Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013[1]	2012[1]	2011[1]
Net Asset Value, Beginning of Period	$187.05	$188.45	$169.07	$130.38	$114.92	$114.94
Investment Operations
Net Investment Income	2.003	3.958	3.518	3.117	2.846	2.372
Net Realized and Unrealized Gain (Loss)
on Investments	5.096	(1.427)	19.352	38.681	15.450	(.020)
Total from Investment Operations	7.099	2.531	22.870	41.798	18.296	2.352
Distributions
Dividends from Net Investment Income	(1.959)	(3.931)	(3.490)	(3.108)	(2.836)	(2.372)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.959)	(3.931)	(3.490)	(3.108)	(2.836)	(2.372)
Net Asset Value, End of Period	$192.19	$187.05	$188.45	$169.07	$130.38	$114.92

Total Return	3.81%	1.35%	13.63%	32.33%	15.98%	2.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$46,581	$40,440	$27,630	$15,037	$6,628	$2,366
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to
Average Net Assets	2.17%	2.11%	2.00%	2.07%	2.25%	2.04%
Portfolio Turnover Rate [2]	5%	3%	3%	3%	3%	4%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Adjusted to reflect a 1-for-2 reverse share split as of the close of business on October 24, 2013.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

500 Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$188.48	$189.89	$170.36	$131.37	$115.80	$115.83
Investment Operations
Net Investment Income	2.017	3.990	3.544	3.142	2.866	2.391
Net Realized and Unrealized Gain (Loss)
on Investments	5.137	(1.439)	19.503	38.980	15.560	(.031)
Total from Investment Operations	7.154	2.551	23.047	42.122	18.426	2.360
Distributions
Dividends from Net Investment Income	(1.974)	(3.961)	(3.517)	(3.132)	(2.856)	(2.390)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.974)	(3.961)	(3.517)	(3.132)	(2.856)	(2.390)
Net Asset Value, End of Period	$193.66	$188.48	$189.89	$170.36	$131.37	$115.80

Total Return[1]	3.82%	1.36%	13.64%	32.33%	15.96%	2.08%

Ratios/Supplemental Data
Net Assets, End of Period (Millions) $163,456		$152,740	$143,043	$82,357	$59,749	$51,925
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to
Average Net Assets	2.17%	2.11%	2.00%	2.07%	2.25%	2.04%
Portfolio Turnover Rate[2]	5%	3%	3%	3%	3%	4%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

500 Index Fund

Financial Highlights

Institutional Select Shares
June 24, 2016[1] to
For a Share Outstanding Throughout the Period	June 30, 2016
Net Asset Value, Beginning of Period	$99.57
Investment Operations
Net Investment Income	. 036
Net Realized and Unrealized Gain (Loss) on Investments	3.004
Total from Investment Operations	3.040
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$102.61

Total Return	3.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,351
Ratio of Total Expenses to Average Net Assets	0.01%
Ratio of Net Investment Income to Average Net Assets	2.21%
Portfolio Turnover Rate [2]	5%[3]

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1	Inception.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
3	Reflects the fund’s portfolio turnover for the six months ended June 30, 2016.

See accompanying Notes, which are an integral part of the Financial Statements.

23

500 Index Fund

Notes to Financial Statements

Vanguard 500 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Select Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares and Institutional Select Shares are designed for investors who meet certain administrative, service, and account-size criteria. Institutional Select Shares were issued on June 24, 2016.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

24

500 Index Fund

During the six months ended June 30, 2016, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2012–2015), and for the period ended June 30, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2016, or at any time during the period then ended.

25

500 Index Fund

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2016, the fund had contributed to Vanguard capital in the amount of $19,141,000, representing 0.01% of the fund’s net assets and 7.66% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	238,882,100	—	—
Temporary Cash Investments	1,198,503	40,887	—
Futures Contracts—Assets[1]	11,802	—	—
Futures Contracts—Liabilities[1]	(1,112)	—	—
Total	240,091,293	40,887	—
1 Represents variation margin on the last day of the reporting period.

26

500 Index Fund

D. At June 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	September 2016	8,235	860,640	5,792

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2016, the fund realized $3,822,629,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2015, the fund had available capital losses totaling $3,192,114,000 to offset future net capital gains. Of this amount, $1,763,970,000 is subject to expiration on December 31, 2016. Capital losses of $1,428,144,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2016; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2016, the cost of investment securities for tax purposes was $155,880,442,000. Net unrealized appreciation of investment securities for tax purposes was $84,241,048,000, consisting of unrealized gains of $90,542,146,000 on securities that had risen in value since their purchase and $6,301,098,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2016, the fund purchased $24,680,368,000 of investment securities and sold $10,855,474,000 of investment securities, other than temporary cash investments. Purchases and sales include $12,700,640,000 and $5,734,319,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

27

500 Index Fund

G. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		June 30, 2016	December 31, 2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	2,160,211	11,680	4,224,397	22,264
Issued in Lieu of Cash Distributions	242,752	1,274	508,696	2,701
Redeemed	(3,052,989)	(16,301)	(6,520,921)	(34,197)
Net Increase (Decrease)—Investor Shares	(650,026)	(3,347)	(1,787,828)	(9,232)
ETF Shares
Issued	10,685,819	58,397	20,357,295	109,061
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(5,894,668)	(32,225)	(7,336,113)	(39,475)
Net Increase (Decrease)—ETF Shares	4,791,151	26,172	13,021,182	69,586
Admiral Shares
Issued	13,937,500	75,245	25,665,048	135,111
Issued in Lieu of Cash Distributions	1,455,694	7,641	2,791,940	14,841
Redeemed	(9,146,045)	(49,226)	(17,648,820)	(92,866)
Net Increase (Decrease) —Admiral Shares	6,247,149	33,660	10,808,168	57,086
Institutional Select Shares[1]
Issued	3,232,212	32,681	—	—
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,705)	(27)	—	—
Net Increase (Decrease)—Institutional Select Shares	3,229,507	32,654	—	—
1 Inception was June 24, 2016, for Institutional Select Shares.

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2016, that would require recognition or disclosure in these financial statements.

28

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

29

Six Months Ended June 30, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
500 Index Fund	12/31/2015	6/30/2016	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,037.65	$0.76
ETF Shares	1,000.00	1,038.13	0.25
Admiral Shares	1,000.00	1,038.16	0.25
Institutional Select Shares	1,000.00	1,030.53	0.00
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.12	$0.75
ETF Shares	1,000.00	1,024.61	0.25
Admiral Shares	1,000.00	1,024.61	0.25
Institutional Select Shares	1,000.00	1,000.95	0.00

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.15% for Investor Shares, 0.05% for ETF Shares, 0.05% for Admiral Shares, and 0.01% for Institutional Select Shares (since inception). The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366 for Investor, ETF, and Admiral Shares and 7/366 for Institutional Select Shares).

30

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard 500 Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard)—through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

31

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

32

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

33

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 198 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]

F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of
the Board. Principal Occupation(s) During the Past
Five Years and Other Experience: Chairman of the
Board of The Vanguard Group, Inc., and of each of
the investment companies served by The Vanguard
Group, since January 2010; Director of The Vanguard
Group since 2008; Chief Executive Officer and
President of The Vanguard Group, and of each of
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing
Corporation; Managing Director of The Vanguard
Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years and Other
Experience: Executive Chief Staff and Marketing
Officer for North America and Corporate Vice President
(retired 2008) of Xerox Corporation (document manage-
ment products and services); Executive in Residence
and 2009–2010 Distinguished Minett Professor at
the Rochester Institute of Technology; Lead Director
of SPX FLOW, Inc. (multi-industry manufacturing);
Director of the United Way of Rochester, the University
of Rochester Medical Center, Monroe Community
College Foundation, North Carolina A&T University,
and Roberts Wesleyan College.

Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
Occupation(s) During the Past Five Years and Other
Experience: Chairman and Chief Executive Officer
(retired 2009) and President (2006–2008) of
Rohm and Haas Co. (chemicals); Director of Tyco
International plc (diversified manufacturing and
services), HP Inc. (printer and personal computer
manufacturing), and Delphi Automotive plc
(automotive components); Senior Advisor at
New Mountain Capital.

Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years and
Other Experience: President of the University of
Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Sciences, and Professor of Communication, Annenberg
School for Communication, with secondary faculty
appointments in the Department of Philosophy, School
of Arts and Sciences, and at the Graduate School of
Education, University of Pennsylvania; Trustee of the
National Constitution Center; Chair of the Presidential
Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years and
Other Experience: Corporate Vice President and
Chief Global Diversity Officer (retired 2008) and
Member of the Executive Committee (1997–2008)
of Johnson & Johnson (pharmaceuticals/medical
devices/consumer products); Director of Skytop
Lodge Corporation (hotels) and the Robert Wood
Johnson Foundation; Member of the Advisory
Board of the Institute for Women’s Leadership
at Rutgers University.

F. Joseph Loughrey
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other
Experience: President and Chief Operating Officer
(retired 2009) of Cummins Inc. (industrial machinery);
Chairman of the Board of Hillenbrand, Inc. (specialized
consumer services), and of Oxfam America; Director
of SKF AB (industrial machinery), Hyster-Yale Materials
Handling, Inc. (forklift trucks), the Lumina Foundation
for Education, and the V Foundation for Cancer
Research; Member of the Advisory Council for the
College of Arts and Letters and of the Advisory Board
to the Kellogg Institute for International Studies, both
at the University of Notre Dame.

Mark Loughridge
Born 1953. Trustee Since March 2012. Principal
Occupation(s) During the Past Five Years and Other
Experience: Senior Vice President and Chief Financial
Officer (retired 2013) at IBM (information technology
services); Fiduciary Member of IBM’s Retirement Plan
Committee (2004–2013); Director of the Dow Chemical
Company; Member of the Council on Chicago Booth.

Scott C. Malpass
Born 1962. Trustee Since March 2012. Principal
Occupation(s) During the Past Five Years and Other
Experience: Chief Investment Officer and Vice
President at the University of Notre Dame; Assistant
Professor of Finance at the Mendoza College of
Business at Notre Dame; Member of the Notre Dame
403(b) Investment Committee, the Board of Advisors
for Spruceview Capital Partners, and the Investment
Advisory Committee of Major League Baseball; Board
Member of TIFF Advisory Services, Inc., and Catholic
Investment Services, Inc. (investment advisors).

André F. Perold
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years and Other
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School
(retired 2011); Chief Investment Officer and Managing
Partner of HighVista Strategies LLC (private investment
firm); Director of Rand Merchant Bank; Overseer of
the Museum of Fine Arts Boston.

Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other
Experience: President and Chief Operating Officer
(retired 2010) of Corning Incorporated (communications
equipment); Trustee of Colby-Sawyer College and
Chairman of its Finance and Enrollment Committee;
Member of the Advisory Board of the Norris Cotton
Cancer Center.

Executive Officers

Glenn Booraem
Born 1967. Treasurer Since May 2015. Principal
Occupation(s) During the Past Five Years and
Other Experience: Principal of The Vanguard Group,
Inc.; Treasurer of each of the investment companies
served by The Vanguard Group; Controller of each of
the investment companies served by The Vanguard
Group (2010–2015); Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Years and Other Experience: Principal of The Vanguard
Group, Inc.; Chief Financial Officer of each of the
investment companies served by The Vanguard Group;
Treasurer of each of the investment companies served
by The Vanguard Group (1998–2008).

Peter Mahoney
Born 1974. Controller Since May 2015. Principal
Occupation(s) During the Past Five Years and
Other Experience: Head of Global Fund Accounting
at The Vanguard Group, Inc.; Controller of each of the
investment companies served by The Vanguard Group;
Head of International Fund Services at The Vanguard
Group (2008–2014).

Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years and Other
Experience: Managing Director of The Vanguard
Group, Inc.; General Counsel of The Vanguard Group;
Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group;
Director and Senior Vice President of Vanguard
Marketing Corporation.

Vanguard Senior ManagementTeam

Mortimer J. Buckley	James M. Norris
Kathleen C. Gubanich	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac	Michael Rollings

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	The index is a product of S&P Dow Jones Indices LLC
Direct Investor Account Services > 800-662-2739	(“SPDJI”), and has been licensed for use by Vanguard.
Standard & Poor’s® and S&P® are registered
Institutional Investor Services > 800-523-1036	trademarks of Standard & Poor’s Financial Services LLC
Text Telephone for People	(“S&P”); Dow Jones® is a registered trademark of Dow
Who Are Deaf or Hard of Hearing> 800-749-7273	Jones Trademark Holdings LLC (“Dow Jones”); S&P®
and S&P 500® are trademarks of S&P; and these
This material may be used in conjunction	trademarks have been licensed for use by SPDJI and
with the offering of shares of any Vanguard	sublicensed for certain purposes by Vanguard.
fund only if preceded or accompanied by	Vanguard product(s) are not sponsored, endorsed, sold
or promoted by SPDJI, Dow Jones, S&P, or their
the fund’s current prospectus.	respective affiliates and none of such parties make any
All comparative mutual fund data are from Lipper, a	representation regarding the advisability of investing in
Thomson Reuters Company, or Morningstar, Inc., unless	such product(s) nor do they have any liability for any
otherwise noted.	errors, omissions, or interruptions of the index.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q402 082016

Semiannual Report | June 30, 2016

Vanguard U.S. Stock Index Funds

Small-Capitalization Portfolios

Vanguard Small-Cap Index Fund

Vanguard Small-Cap Growth Index Fund

Vanguard Small-Cap Value Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
Small-Cap Index Fund.	8
Small-Cap Growth Index Fund.	28
Small-Cap Value Index Fund.	46
About Your Fund’s Expenses.	65
Trustees Approve Advisory Arrangements.	68
Glossary.	69

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Pictured is a sailing block on the Brilliant, a 1932 schooner docked in Mystic, Connecticut. A type of pulley, the sailing block helps coordinate the setting of the sails. At Vanguard, the intricate coordination of technology and people allows us to help millions of clients around the world reach their financial goals.

Your Fund’s Total Returns

Six Months Ended June 30, 2016
Total
Returns
Vanguard Small-Cap Index Fund
Investor Shares	4.96%
ETF Shares
Market Price	5.05
Net Asset Value	5.03
Admiral™ Shares	5.02
Institutional Shares	5.02
Institutional Plus Shares	5.05
CRSP US Small Cap Index	5.01
Small-Cap Core Funds Average	3.06
Small-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard Small-Cap Growth Index Fund
Investor Shares	2.30%
ETF Shares
Market Price	2.41
Net Asset Value	2.36
Admiral Shares	2.37
Institutional Shares	2.36
CRSP US Small Cap Growth Index	2.32
Small-Cap Growth Funds Average	-1.14
Small-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

1

Your Fund’s Total Returns

Six Months Ended June 30, 2016
Total
Returns
Vanguard Small-Cap Value Index Fund
Investor Shares	7.21%
ETF Shares
Market Price	7.28
Net Asset Value	7.29
Admiral Shares	7.27
Institutional Shares	7.30
CRSP US Small Cap Value Index	7.29
Small-Cap Value Funds Average	4.90

Small-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

2

Your Fund’s Performance at a Glance

December 31, 2015, Through June 30, 2016
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Small-Cap Index Fund
Investor Shares	$53.03	$55.39	$0.261	$0.000
ETF Shares	110.71	115.64	0.609	0.000
Admiral Shares	53.05	55.41	0.291	0.000
Institutional Shares	53.05	55.41	0.294	0.000
Institutional Plus Shares	153.11	159.94	0.862	0.000
Vanguard Small-Cap Growth Index Fund
Investor Shares	$34.18	$34.84	$0.124	$0.000
ETF Shares	121.53	123.87	0.509	0.000
Admiral Shares	42.73	43.56	0.178	0.000
Institutional Shares	34.22	34.88	0.144	0.000
Vanguard Small-Cap Value Index Fund
Investor Shares	$23.69	$25.24	$0.151	$0.000
ETF Shares	98.81	105.29	0.687	0.000
Admiral Shares	42.46	45.24	0.295	0.000
Institutional Shares	23.73	25.29	0.165	0.000

3

Chairman’s Letter

Dear Shareholder,

After recording negative returns and trailing their large- and mid-capitalization counterparts in 2015, small-cap stocks fared much better over the first half of 2016. They were among the top performers as the broad U.S. stock market was by turns tepid and turbulent. In addition, value stocks performed better than growth stocks.

For the six months ended June 30, Vanguard’s three small-cap U.S. index funds registered returns ranging from 7.21% (Vanguard Small-Cap Value Index Fund) to 2.30% (Vanguard Small-Cap Growth Index Fund). Vanguard Small-Cap Index Fund, which includes both value and growth stocks, returned 4.96%. (All returns are for the funds’ Investor Shares.) Each fund closely tracked its target index and exceeded the average return of its peers.

Stocks waxed and waned through periods of turbulence

Toward the end of the period, global stock markets dropped sharply then rose after the momentous decision by United Kingdom voters to leave the European Union. The markets already were jittery before the June 23 “Brexit” vote. But volatility spiked afterward, as investors digested the significant global economic implications and the likelihood of extended uncertainty while the separation is carried out.

The broad U.S. stock market returned roughly 4% for the six months. U.S. stocks plunged on news of the referendum’s outcome but quickly

4

reversed. Worries about Brexit’s effect on trade and global economic growth seemed to diminish as expectations increased that major central banks would be responsive to any fallout.

International stocks had a rougher time, returning about –1%. European stocks in particular suffered as the lead-up to the Brexit referendum and subsequent uncertainty hit closer to home. Developed Pacific markets also retreated. Emerging-market stocks were a bright spot, returning nearly 8%.

Bonds rolled to strong returns as investors weighed their options

The broad U.S. bond market returned 5.31% as investors sought safe-haven assets amid questionable global economic growth, low inflation, and stock market volatility. Exceptionally low or negative yields abroad attracted foreign investors to U.S. Treasury debt. The yield of the 10-year Treasury note closed at 1.47% at the end of June, down from 2.30% at the end of December. (Bond prices and yields move in opposite directions.)

The Federal Reserve has held its target for short-term interest rates steady since raising it by a quarter of a percentage point in December. During the period, the 0.25%–0.5% rate remained historically low and continued to curb returns for money market funds and savings accounts.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned 11.94%. Counter to

Market Barometer

			Total Returns
		Periods Ended June 30, 2016
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	3.74%	2.93%	11.88%
Russell 2000 Index (Small-caps)	2.22	-6.73	8.35
Russell 3000 Index (Broad U.S. market)	3.62	2.14	11.60
FTSE All-World ex US Index (International)	-0.92	-9.75	0.49

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	5.31%	6.00%	3.76%
Barclays Municipal Bond Index (Broad tax-exempt market)	4.33	7.65	5.33
Citigroup Three-Month U.S. Treasury Bill Index	0.11	0.14	0.05

CPI
Consumer Price Index	1.91%	1.01%	1.32%

5

recent trends, a number of foreign currencies strengthened against the dollar, but returns were solid even without this currency benefit.

Small-cap stocks rebounded, led by industrials and financials

Small-cap issuers, which make up about 10% of the broad U.S. market, are often younger and nimbler companies with the potential for superior earnings and rapid price appreciation. On the downside, smaller companies may have lower cash reserves, less established business models, and less experienced management.

Small-cap stocks, which tend to be risker and more volatile than large-caps, often decline more sharply when the broader market is falling and advance to a greater degree when the broader market is climbing. Six months, of course, is too brief a period to discern any clear trends—and it’s always impossible to know which stock size, style, and sector will be the next market leader.

Industrials, the second-largest sector in all three Vanguard Small-Cap Index Funds, was a strong contributor, returning about 8% for each fund. Building materials, transportation, machinery, and containers and packaging companies led the way, but almost every segment of this sector helped out.

Strength was also notable in the financial sector, the largest sector for all three Small-Cap Funds, with returns over 6% across the board. Double-digit returns

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	ETF	Admiral	Institutional	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Plus Shares	Average
Small-Cap Index Fund	0.20%	0.08%	0.08%	0.07%	0.05%	1.25%
Small-Cap Growth Index Fund	0.20	0.08	0.08	0.07	—	1.36
Small-Cap Value Index Fund	0.20	0.08	0.08	0.07	—	1.33

The fund expense ratios shown are from the prospectus dated April 27, 2016, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2016, the funds’ annualized expense ratios were: for the Small-Cap Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, 0.06% for Institutional Shares, and 0.05% for Institutional Plus Shares; for the Small-Cap Growth Index Fund, 0.20% for Investor Shares, 0.08% for ETF Shares, 0.08% for Admiral Shares, and 0.07% for Institutional Shares; and for the Small-Cap Value Index Fund, 0.20% for Investor Shares, 0.08% for ETF Shares, 0.08% for Admiral Shares, and 0.07% for Institutional Shares. The peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2015.

Peer groups: For the Small-Cap Index Fund, Small-Cap Core Funds; for the Small-Cap Growth Index Fund, Small-Cap Growth Funds; and for the Small-Cap Value Index Fund, Small-Cap Value Funds.

6

from REITs (real estate investment trusts), which represent a significant portion of the funds’ holdings, offset the toll that lower longer-term interest rates have taken on banks, asset managers, consumer finance companies, and investment firms.

While basic materials and utilities are two of the funds’ smallest sectors, they produced double-digit results for all three funds. Basic materials returned more than 20% for each fund, and utilities did the same for the Small-Cap Index and Small-Cap Value Index Funds. Utilities deliver stable and steady dividend yields, which tend to be attractive to investors seeking income in a climate where bond yields are historically low and stock volatility is high. Materials stocks, which had been battered by falling commodity prices, rebounded with the recent rise in prices, especially in the mining and metals groups.

Health care was the weakest sector for all three funds, with returns that ranged from about –8% for the Small-Cap Value Index Fund to about –11% for the Small-Cap Growth Index Fund. Biotechnology stocks and pharmaceuticals declined amid a slowdown in merger and acquisition activity and concerns that future profitability might be affected by increased regulatory pressures. High valuations also hurt biotechnology stocks.

A dose of discipline is crucial when markets become volatile

The heightened volatility in capital markets that surrounded the Brexit vote reminds us that nobody can control the direction of the markets or reliably predict where they’ll go in the short term. However, investors can control how they react to unstable and turbulent markets.

During periods of market adversity, it’s more important than ever to keep sight of one of Vanguard’s key principles: Maintain perspective and long-term discipline. Whether you’re investing for yourself or on behalf of clients, your success is affected greatly by how you respond—or don’t respond—during turbulent markets. (You can read Vanguard’s Principles for Investing Success at vanguard.com/research.)

As I’ve written in the past, the best course for long-term investors is generally to ignore daily market moves and not make decisions based on emotion. This is also a good time to evaluate your portfolio and make sure your asset allocation is aligned with your time horizon, goals, and risk tolerance.

The markets are unpredictable and often confounding. Keeping your long-term plans clearly in focus can help you weather these periodic storms.

As always, thank you for investing with Vanguard.

F. William McNabb III

Chairman and Chief Executive Officer

July 20, 2016

7

Small-Cap Index Fund

Fund Profile
As of June 30, 2016

Share-Class Characteristics
	Investor	ETF	Admiral	Institutional	Institutional
	Shares	Shares	Shares	Shares	Plus Shares
Ticker Symbol	NAESX	VB	VSMAX	VSCIX	VSCPX
Expense Ratio[1]	0.20%	0.08%	0.08%	0.07%	0.05%
30-Day SEC Yield	1.49%	1.61%	1.61%	1.62%	1.62%

Portfolio Characteristics
			DJ
			U.S.
		CRSP US	Total
		Small Cap	Market
	Fund	Index	FA Index
Number of Stocks	1,470	1,454	3,863
Median Market Cap	$3.2B	$3.2B	$53.0B
Price/Earnings Ratio	29.8x	29.0x	22.0x
Price/Book Ratio	2.3x	2.3x	2.7x
Return on Equity	11.1%	11.2%	16.5%
Earnings Growth
Rate	9.8%	9.8%	7.3%
Dividend Yield	1.7%	1.7%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	14%	—	—
Short-Term
Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)

			DJ
		CRSP US	U.S. Total
		Small Cap	Market
	Fund	Index	FA Index
Basic Materials	3.6%	3.6%	2.4%
Consumer Goods	7.6	7.6	10.7
Consumer Services	12.4	12.4	13.6
Financials	27.0	27.1	18.6
Health Care	9.3	9.3	13.4
Industrials	18.9	18.9	12.6
Oil & Gas	4.6	4.5	6.7
Technology	11.1	11.1	15.7
Telecommunications	0.4	0.4	2.6
Utilities	5.1	5.1	3.7

Volatility Measures
		DJ
	CRSP US	U.S. Total
	Small Cap	Market
	Index	FA Index
R-Squared	1.00	0.85
Beta	1.00	1.10

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Ingredion Inc.	Food Products	0.3%
Duke Realty Corp.	Industrial & Office
	REITs	0.3
Newfield Exploration Co. Exploration &
	Production	0.3
Arthur J Gallagher & Co.	Property & Casualty
	Insurance	0.3
Atmos Energy Corp.	Gas Distribution	0.3
Regency Centers Corp.	Retail REITs	0.3
Mid-America Apartment
Communities Inc.	Residential REITs	0.3
Westar Energy Inc.	Conventional
	Electricity	0.3
AGL Resources Inc.	Gas Distribution	0.3
Huntington Ingalls
Industries Inc.	Defense	0.3
Top Ten		3.0%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 27, 2016, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2016, the annualized expense ratios were 0.19% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, 0.06% for Institutional Shares, and 0.05% for Institutional Plus Shares.

8

Small-Cap Index Fund

9

Small-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2005, Through June 30, 2016

Average Annual Total Returns: Periods Ended June 30, 2016

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	10/3/1960	-3.01%	9.75%	7.61%
ETF Shares	1/26/2004
Market Price		-2.90	9.91	7.79
Net Asset Value		-2.89	9.90	7.75
Admiral Shares	11/13/2000	-2.90	9.90	7.75
Institutional Shares	7/7/1997	-2.88	9.91	7.78
Institutional Plus Shares	12/17/2010	-2.86	9.94	10.55[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

10

Small-Cap Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2016

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials
RPM International Inc.	2,765,022	138,113	0.2%
Basic Materials—Other †		1,978,882	3.4%
		2,116,995	3.6%
Consumer Goods
Ingredion Inc.	1,498,335	193,900	0.3%
Leggett & Platt Inc.	2,795,839	142,895	0.3%
* Middleby Corp.	1,197,657	138,030	0.2%
Consumer Goods—Other †		3,953,820	6.8%
		4,428,645	7.6%
Consumer Services
Domino’s Pizza Inc.	1,043,923	137,151	0.2%
Consumer Services—Other †		7,090,488	12.2%
		7,227,639	12.4%
Financials
Duke Realty Corp.	7,200,242	191,958	0.3%
Arthur J Gallagher & Co.	3,686,704	175,487	0.3%
Regency Centers Corp.	2,031,682	170,113	0.3%
Mid-America Apartment Communities Inc.	1,571,603	167,219	0.3%
National Retail Properties Inc.	2,997,705	155,041	0.3%
WP Carey Inc.	2,134,422	148,172	0.3%
Apartment Investment & Management Co.	3,259,449	143,937	0.3%
American Campus Communities Inc.	2,715,014	143,543	0.2%
Gaming and Leisure Properties Inc.	3,962,518	136,628	0.2%
Omega Healthcare Investors Inc.	3,916,502	132,965	0.2%
* Signature Bank	1,049,991	131,165	0.2%
Spirit Realty Capital Inc.	9,983,199	127,485	0.2%
Kilroy Realty Corp.	1,919,798	127,263	0.2%
Equity LifeStyle Properties Inc.	1,584,748	126,859	0.2%
Liberty Property Trust	3,051,725	121,215	0.2%
Financials—Other †		13,572,814	23.3%
		15,771,864	27.0%

11

Small-Cap Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Health Care
	Teleflex Inc.	907,449	160,900	0.3%
*	MEDNAX Inc.	1,936,204	140,239	0.2%
*	DexCom Inc.	1,647,585	130,703	0.2%
	STERIS plc	1,787,838	122,914	0.2%
	Health Care—Other †		4,876,084	8.4%
			5,430,840	9.3%
Industrials
	Huntington Ingalls Industries Inc.	978,681	164,448	0.3%
	Broadridge Financial Solutions Inc.	2,460,480	160,423	0.3%
	Valspar Corp.	1,484,885	160,412	0.3%
*	CoStar Group Inc.	677,493	148,141	0.3%
*	HD Supply Holdings Inc.	4,175,374	145,386	0.3%
	Jack Henry & Associates Inc.	1,641,866	143,286	0.3%
	Carlisle Cos. Inc.	1,336,065	141,195	0.2%
	Allegion plc	1,992,610	138,347	0.2%
	AO Smith Corp.	1,549,175	136,498	0.2%
*	Waste Connections Inc.	1,824,919	131,485	0.2%
	Packaging Corp. of America	1,958,755	131,099	0.2%
	IDEX Corp.	1,579,815	129,703	0.2%
	Lennox International Inc.	862,224	122,953	0.2%
	Industrials—Other †		9,212,794	15.8%
			11,066,170	19.0%
Oil & Gas
*	Newfield Exploration Co.	4,131,157	182,515	0.3%
*	Diamondback Energy Inc.	1,492,392	136,121	0.3%
	Targa Resources Corp.	3,175,477	133,815	0.2%
*,^	Southwestern Energy Co.	9,962,570	125,329	0.2%
	Oil & Gas—Other †		2,086,169	3.6%
			2,663,949	4.6%

[1]Other †			5,630	0.0%

Technology
*	Cadence Design Systems Inc.	6,261,932	152,165	0.3%
	CDW Corp.	3,274,518	131,243	0.2%
	Technology—Other †		6,199,659	10.6%
			6,483,067	11.1%

Telecommunications †			230,191	0.4%

Utilities
	Atmos Energy Corp.	2,127,862	173,038	0.3%
	Westar Energy Inc. Class A	2,948,821	165,399	0.3%
	AGL Resources Inc.	2,498,478	164,825	0.3%
	UGI Corp.	3,594,080	162,632	0.3%
	ITC Holdings Corp.	3,182,396	149,000	0.3%
	TECO Energy Inc.	4,879,583	134,872	0.2%
	Aqua America Inc.	3,689,683	131,574	0.2%
	Utilities—Other †		1,879,262	3.2%
			2,960,602	5.1%
Total Common Stocks (Cost $48,402,509)			58,385,592	100.1%[2]

12

Small-Cap Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	0.538%	941,814,083	941,814	1.6%

[5,6]U.S. Government and Agency Obligations †			13,593	0.1%
Total Temporary Cash Investments (Cost $955,405)			955,407	1.7%[2]
Total Investments (Cost $49,357,914)			59,340,999	101.8%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			4,735
Receivables for Investment Securities Sold			58,361
Receivables for Accrued Income			82,232
Receivables for Capital Shares Issued			55,924
Other Assets			3,819
Total Other Assets			205,071	0.3%
Liabilities
Payables for Investment Securities Purchased			(373,372)
Collateral for Securities on Loan			(703,062)
Payables for Capital Shares Redeemed			(105,787)
Payables to Vanguard			(31,026)
Other Liabilities			(13,062)
Total Liabilities			(1,226,309)	(2.1%)
Net Assets			58,319,761	100.0%

At June 30, 2016, net assets consisted of:
				Amount
				($000)
Paid-in Capital				51,032,566
Undistributed Net Investment Income				55,918
Accumulated Net Realized Losses				(2,752,080)
Unrealized Appreciation (Depreciation)
Investment Securities				9,983,085
Futures Contracts				584
Swap Contracts				(312)
Net Assets				58,319,761

Investor Shares—Net Assets
Applicable to 73,884,957 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				4,092,777
Net Asset Value Per Share—Investor Shares				$55.39

ETF Shares—Net Assets
Applicable to 110,504,554 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				12,778,487
Net Asset Value Per Share—ETF Shares				$115.64

13

Small-Cap Index Fund

Amount
($000)
Admiral Shares—Net Assets
Applicable to 422,950,622 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	23,436,347
Net Asset Value Per Share—Admiral Shares	$55.41

Institutional Shares—Net Assets
Applicable to 196,745,400 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	10,901,529
Net Asset Value Per Share—Institutional Shares	$55.41

Institutional Plus Shares—Net Assets
Applicable to 44,459,215 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	7,110,621
Net Asset Value Per Share—Institutional Plus Shares	$159.94

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $671,325,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.6% and
1.2%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
4 Includes $703,062,000 of collateral received for securities on loan.
5 Securities with a value of $8,996,000 have been segregated as initial margin for open futures contracts.
6 Securities with a value of $3,741,000 have been segregated as collateral for open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

14

Small-Cap Index Fund

Statement of Operations

Six Months Ended
June 30, 2016
($000)
Investment Income
Income
Dividends	373,305
Interest[1]	673
Securities Lending	32,533
Total Income	406,511
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,978
Management and Administrative—Investor Shares	3,094
Management and Administrative—ETF Shares	3,194
Management and Administrative—Admiral Shares	5,608
Management and Administrative—Institutional Shares	2,511
Management and Administrative—Institutional Plus Shares	1,168
Marketing and Distribution—Investor Shares	419
Marketing and Distribution—ETF Shares	360
Marketing and Distribution—Admiral Shares	1,171
Marketing and Distribution—Institutional Shares	121
Marketing and Distribution—Institutional Plus Shares	60
Custodian Fees	696
Shareholders’ Reports—Investor Shares	95
Shareholders’ Reports—ETF Shares	151
Shareholders’ Reports—Admiral Shares	152
Shareholders’ Reports—Institutional Shares	83
Shareholders’ Reports—Institutional Plus Shares	44
Trustees’ Fees and Expenses	17
Total Expenses	20,922
Net Investment Income	385,589
Realized Net Gain (Loss)
Investment Securities Sold	245,850
Futures Contracts	9,094
Swap Contracts	2,413
Realized Net Gain (Loss)	257,357
Change in Unrealized Appreciation (Depreciation)
Investment Securities	2,159,362
Futures Contracts	(1,547)
Swap Contracts	(1,620)
Change in Unrealized Appreciation (Depreciation)	2,156,195
Net Increase (Decrease) in Net Assets Resulting from Operations	2,799,141
1 Interest income from an affiliated company of the fund was $637,000.
See accompanying Notes, which are an integral part of the Financial Statements.

15

Small-Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	385,589	790,370
Realized Net Gain (Loss)	257,357	2,704,498
Change in Unrealized Appreciation (Depreciation)	2,156,195	(5,655,783)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,799,141	(2,160,915)
Distributions
Net Investment Income
Investor Shares	(19,588)	(55,298)
ETF Shares	(67,169)	(164,546)
Admiral Shares	(121,301)	(309,236)
Institutional Shares	(56,725)	(148,089)
Institutional Plus Shares	(38,429)	(101,667)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(303,212)	(778,836)
Capital Share Transactions
Investor Shares	(139,905)	(344,117)
ETF Shares	754,151	2,265,366
Admiral Shares	972,939	2,571,958
Institutional Shares	403,276	605,267
Institutional Plus Shares	(103,770)	1,305,476
Net Increase (Decrease) from Capital Share Transactions	1,886,691	6,403,950
Total Increase (Decrease)	4,382,620	3,464,199
Net Assets
Beginning of Period	53,937,141	50,472,942
End of Period[1]	58,319,761	53,937,141

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $55,918,000 and ($28,872,000).

See accompanying Notes, which are an integral part of the Financial Statements.

16

Small-Cap Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$53.03	$55.86	$52.69	$38.74	$33.38	$34.75
Investment Operations
Net Investment Income	. 339.727		.730	. 609	. 659	. 402
Net Realized and Unrealized Gain (Loss)
on Investments	2.282	(2.840)	3.148	13.958	5.363	(1.375)
Total from Investment Operations	2.621	(2.113)	3.878	14.567	6.022	(.973)
Distributions
Dividends from Net Investment Income	(. 261)	(.717)	(.708)	(. 617)	(. 662)	(. 397)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(. 261)	(.717)	(.708)	(. 617)	(. 662)	(. 397)
Net Asset Value, End of Period	$55.39	$53.03	$55.86	$52.69	$38.74	$33.38

Total Return[1]	4.96%	-3.78%	7.37%	37.62%	18.04%	-2.80%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,093	$4,058	$4,606	$5,041	$3,813	$3,925
Ratio of Total Expenses to
Average Net Assets	0.19%	0.20%	0.23%	0.24%	0.24%	0.24%
Ratio of Net Investment Income to
Average Net Assets	1.53%	1.33%	1.40%	1.39%	1.82%	1.15%
Portfolio Turnover Rate[2]	14%	11%	10%	29%	14%	17%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Small-Cap Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$110.71	$116.61	$110.02	$80.89	$69.70	$72.58
Investment Operations
Net Investment Income	.774	1.668	1.707	1.424	1.500	.957
Net Realized and Unrealized Gain (Loss)
on Investments	4.765	(5.931)	6.556	29.145	11.194	(2.891)
Total from Investment Operations	5.539	(4.263)	8.263	30.569	12.694	(1.934)
Distributions
Dividends from Net Investment Income	(.609)	(1.637)	(1.673)	(1.439)	(1.504)	(.946)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.609)	(1.637)	(1.673)	(1.439)	(1.504)	(.946)
Net Asset Value, End of Period	$115.64	$110.71	$116.61	$110.02	$80.89	$69.70

Total Return	5.03%	-3.65%	7.51%	37.80%	18.22%	-2.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,778	$11,478	$9,833	$8,217	$4,691	$3,683
Ratio of Total Expenses to
Average Net Assets	0.07%	0.08%	0.09%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.65%	1.45%	1.54%	1.54%	1.96%	1.29%
Portfolio Turnover Rate[1]	14%	11%	10%	29%	14%	17%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Small-Cap Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$53.05	$55.87	$52.72	$38.76	$33.39	$34.78
Investment Operations
Net Investment Income	. 371.797		. 817	. 681.717		. 461
Net Realized and Unrealized Gain (Loss)
on Investments	2.280	(2.833)	3.133	13.968	5.372	(1.395)
Total from Investment Operations	2.651	(2.036)	3.950	14.649	6.089	(.934)
Distributions
Dividends from Net Investment Income	(. 291)	(.784)	(. 800)	(. 689)	(.719)	(. 456)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(. 291)	(.784)	(. 800)	(. 689)	(.719)	(. 456)
Net Asset Value, End of Period	$55.41	$53.05	$55.87	$52.72	$38.76	$33.39

Total Return[1]	5.02%	-3.64%	7.50%	37.81%	18.24%	-2.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,436	$21,441	$20,034	$10,126	$6,541	$5,525
Ratio of Total Expenses to
Average Net Assets	0.07%	0.08%	0.09%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.65%	1.45%	1.54%	1.54%	1.96%	1.29%
Portfolio Turnover Rate[2]	14%	11%	10%	29%	14%	17%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Small-Cap Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$53.05	$55.87	$52.71	$38.76	$33.39	$34.77
Investment Operations
Net Investment Income	. 373	. 803	. 821	. 686.724		. 467
Net Realized and Unrealized Gain (Loss)
on Investments	2.281	(2.834)	3.144	13.957	5.372	(1.385)
Total from Investment Operations	2.654	(2.031)	3.965	14.643	6.096	(.918)
Distributions
Dividends from Net Investment Income	(. 294)	(.789)	(. 805)	(. 693)	(.726)	(. 462)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(. 294)	(.789)	(. 805)	(. 693)	(.726)	(. 462)
Net Asset Value, End of Period	$55.41	$53.05	$55.87	$52.71	$38.76	$33.39

Total Return	5.02%	-3.63%	7.53%	37.80%	18.26%	-2.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,902	$10,036	$9,975	$9,185	$5,955	$4,894
Ratio of Total Expenses to
Average Net Assets	0.06%	0.07%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.66%	1.46%	1.55%	1.55%	1.98%	1.31%
Portfolio Turnover Rate[1]	14%	11%	10%	29%	14%	17%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Small-Cap Index Fund

Financial Highlights

Institutional Plus Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$153.11	$161.27	$152.16	$111.87	$96.37	$100.38
Investment Operations
Net Investment Income	1.090	2.353	2.405	2.007	2.114	1.373
Net Realized and Unrealized Gain (Loss)
on Investments	6.602	(8.203)	9.062	40.311	15.506	(4.023)
Total from Investment Operations	7.692	(5.850)	11.467	42.318	17.620	(2.650)
Distributions
Dividends from Net Investment Income	(.862)	(2.310)	(2.357)	(2.028)	(2.120)	(1.360)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.862)	(2.310)	(2.357)	(2.028)	(2.120)	(1.360)
Net Asset Value, End of Period	$159.94	$153.11	$161.27	$152.16	$111.87	$96.37

Total Return	5.05%	-3.62%	7.55%	37.85%	18.29%	-2.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,111	$6,925	$6,024	$4,323	$2,435	$1,840
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to
Average Net Assets	1.67%	1.48%	1.57%	1.57%	2.00%	1.33%
Portfolio Turnover Rate[1]	14%	11%	10%	29%	14%	17%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Small-Cap Index Fund

Notes to Financial Statements

Vanguard Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2016, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

22

Small-Cap Index Fund

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract.

The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended June 30, 2016, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2012–2015), and for the period ended June 30, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and

23

Small-Cap Index Fund

entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2016, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

24

Small-Cap Index Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2016, the fund had contributed to Vanguard capital in the amount of $4,735,000, representing 0.01% of the fund’s net assets and 1.89% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	58,379,962	—	5,630
Temporary Cash Investments	941,814	13,593	—
Futures Contracts—Assets[1]	3,579	—	—
Futures Contracts—Liabilities[1]	(81)	—	—
Swap Contracts—Assets	—	232	—
Swap Contracts—Liabilities	—	(544)	—
Total	59,325,274	13,281	5,630
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	September 2016	855	98,103	33
E-mini S&P Mid-Cap 400 Index	September 2016	650	97,045	551
				584

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

25

Small-Cap Index Fund

At June 30, 2016, the fund had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)	($000)
Ambac Financial Group Inc.	7/6/16	GSCM	5,182	(0.448%)	232
Empire State Realty Trust Inc.	8/11/16	GSCM	21,344	(0.442%)	(80)
SLM Corp.	8/18/16	GSI	22,274	(0.448%)	(464)
					(312)
GSCM—Goldman Sachs Capital Markets.
GSI—Goldman Sachs International.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2016, the fund realized $576,716,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes. Realized gains of $2,413,000 on swap contracts have been reclassified from accumulated net realized losses to undistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2015, the fund had available capital losses totaling $2,428,148,000 to offset future net capital gains. Of this amount, $946,157,000 is subject to expiration dates; $342,008,000 may be used to offset future net capital gains through December 31, 2017, and $604,149,000 through December 31, 2018. Capital losses of $1,481,991,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2016; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2016, the cost of investment securities for tax purposes was $49,365,698,000. Net unrealized appreciation of investment securities for tax purposes was $9,975,301,000, consisting of unrealized gains of $14,307,943,000 on securities that had risen in value since their purchase and $4,332,642,000 in unrealized losses on securities that had fallen in value since their purchase.

26

Small-Cap Index Fund

F. During the six months ended June 30, 2016, the fund purchased $7,562,065,000 of investment securities and sold $5,107,445,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,983,006,000 and $1,232,460,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		June 30, 2016	December 31, 2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	295,760	5,736	789,795	13,998
Issued in Lieu of Cash Distributions	18,709	351	52,866	995
Redeemed	(454,374)	(8,713)	(1,186,778)	(20,951)
Net Increase (Decrease)—Investor Shares	(139,905)	(2,626)	(344,117)	(5,958)
ETF Shares
Issued	2,051,501	18,573	8,612,974	73,729
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,297,350)	(11,750)	(6,347,608)	(54,375)
Net Increase (Decrease)—ETF Shares	754,151	6,823	2,265,366	19,354
Admiral Shares
Issued	2,580,426	49,862	5,433,397	96,234
Issued in Lieu of Cash Distributions	109,745	2,055	280,050	5,270
Redeemed	(1,717,232)	(33,154)	(3,141,489)	(55,875)
Net Increase (Decrease)—Admiral Shares	972,939	18,763	2,571,958	45,629
Institutional Shares
Issued	1,089,291	20,832	2,887,916	51,179
Issued in Lieu of Cash Distributions	53,570	1,003	139,432	2,624
Redeemed	(739,585)	(14,285)	(2,422,081)	(43,144)
Net Increase (Decrease)—Institutional Shares	403,276	7,550	605,267	10,659
Institutional Plus Shares
Issued	282,014	1,873	2,240,610	13,600
Issued in Lieu of Cash Distributions	37,383	243	97,241	634
Redeemed	(423,167)	(2,882)	(1,032,375)	(6,361)
Net Increase (Decrease)—Institutional Plus Shares	(103,770)	(766)	1,305,476	7,873

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2016, that would require recognition or disclosure in these financial statements.

27

Small-Cap Growth Index Fund

Fund Profile
As of June 30, 2016

Share-Class Characteristics
	Investor		Admiral	Institutional
	Shares	ETF Shares	Shares	Shares
Ticker Symbol	VISGX	VBK	VSGAX	VSGIX
Expense Ratio[1]	0.20%	0.08%	0.08%	0.07%
30-Day SEC Yield	0.89%	1.01%	1.01%	1.02%

Portfolio Characteristics
			DJ
		CRSP US	U.S.
		Small Cap	Total
		Growth	Market
	Fund	Index FA Index
Number of Stocks	705	689	3,863
Median Market Cap	$3.4B	$3.4B	$53.0B
Price/Earnings Ratio	41.0x	40.4x	22.0x
Price/Book Ratio	3.3x	3.3x	2.7x
Return on Equity	12.5%	12.6%	16.5%
Earnings Growth
Rate	14.8%	14.8%	7.3%
Dividend Yield	1.1%	1.1%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	24%	—	—
Short-Term
Reserves	-0.1%	—	—

Sector Diversification (% of equity exposure)

		CRSP US	DJ
		Small Cap U.S. Total
		Growth	Market
	Fund	Index	FA Index
Basic Materials	2.0%	2.0%	2.4%
Consumer Goods	8.5	8.5	10.7
Consumer Services	14.6	14.6	13.6
Financials	22.9	22.9	18.6
Health Care	14.2	14.2	13.4
Industrials	17.7	17.7	12.6
Oil & Gas	3.3	3.3	6.7
Technology	15.6	15.6	15.7
Telecommunications	0.2	0.2	2.6
Utilities	1.0	1.0	3.7

Volatility Measures
		DJ
	CRSP US	U.S. Total
	Small Cap	Market
	Growth Index	FA Index
R-Squared	1.00	0.78
Beta	1.00	1.09

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Regency Centers Corp.	Retail REITs	0.7%
Cadence Design
Systems Inc.	Software	0.6
ITC Holdings Corp.	Conventional
	Electricity	0.6
WP Carey Inc.	Diversified REITs	0.6
CoStar Group Inc.	Business Support
	Services	0.6
HD Supply Holdings Inc.	Industrial Suppliers	0.6
American Campus
Communities Inc.	Residential REITs	0.6
Jack Henry & Associates Financial
Inc.	Administration	0.6
MEDNAX Inc.	Health Care
	Providers	0.5
Gaming and Leisure
Properties Inc.	Specialty REITs	0.5
Top Ten		5.9%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 27, 2016, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2016, the annualized expense ratios were 0.20% for Investor Shares, 0.08% for ETF Shares, 0.08% for Admiral Shares, and 0.07% for Institutional Shares.

28

Small-Cap Growth Index Fund

29

Small-Cap Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2005, Through June 30, 2016

Small-Cap Growth Index Fund Investor Shares
Spliced Small-Cap Growth Index
For a benchmark description, see the Glossary.
Note: For 2016, performance data reflect the six months ended June 30, 2016.

Average Annual Total Returns: Periods Ended June 30, 2016

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	5/21/1998	-6.54%	8.45%	7.87%
ETF Shares	1/26/2004
Market Price		-6.43	8.60	8.06
Net Asset Value		-6.40	8.59	8.01
Admiral Shares	9/27/2011	-6.40	—	13.45[1]
Institutional Shares	5/24/2000	-6.39	8.61	8.04
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

30

Small-Cap Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2016

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials
Royal Gold Inc.	796,504	57,364	0.4%
Basic Materials—Other †		241,398	1.6%
		298,762	2.0%
Consumer Goods
* Middleby Corp.	701,653	80,866	0.5%
Carter’s Inc.	587,831	62,586	0.4%
* Post Holdings Inc.	745,620	61,655	0.4%
* Hain Celestial Group Inc.	1,199,633	59,682	0.4%
Consumer Goods—Other †		1,032,202	6.8%
		1,296,991	8.5%
Consumer Services
Domino’s Pizza Inc.	611,523	80,342	0.5%
Sabre Corp.	2,364,325	63,340	0.4%
* VCA Inc.	935,701	63,263	0.4%
Vail Resorts Inc.	442,523	61,170	0.4%
* Copart Inc.	1,230,459	60,305	0.4%
* Panera Bread Co. Class A	274,763	58,233	0.4%
* Burlington Stores Inc.	870,039	58,040	0.4%
Consumer Services—Other †		1,777,783	11.7%
		2,222,476	14.6%
Financials
Regency Centers Corp.	1,190,413	99,673	0.7%
WP Carey Inc.	1,250,795	86,830	0.6%
American Campus Communities Inc.	1,590,800	84,106	0.6%
Gaming and Leisure Properties Inc.	2,345,530	80,874	0.5%
* Signature Bank	615,098	76,838	0.5%
Kilroy Realty Corp.	1,124,714	74,557	0.5%
Equity LifeStyle Properties Inc.	928,393	74,318	0.5%
DDR Corp.	3,786,683	68,690	0.4%
CubeSmart	2,164,091	66,827	0.4%

31

Small-Cap Growth Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Lamar Advertising Co. Class A	1,004,714	66,613	0.4%
	CBOE Holdings Inc.	992,127	66,096	0.4%
	Forest City Realty Trust Inc. Class A	2,945,176	65,707	0.4%
	MarketAxess Holdings Inc.	434,809	63,221	0.4%
*	Liberty Ventures Class A	1,648,719	61,118	0.4%
	Douglas Emmett Inc.	1,713,882	60,877	0.4%
*	SVB Financial Group	631,774	60,120	0.4%
	Sovran Self Storage Inc.	554,714	58,201	0.4%
	Duke Realty Corp.	2,108,171	56,204	0.4%
	Financials—Other †		2,199,646	14.5%
			3,470,516	22.8%
Health Care
*	MEDNAX Inc.	1,134,400	82,165	0.5%
*	DexCom Inc.	966,472	76,670	0.5%
*	Align Technology Inc.	879,920	70,878	0.5%
	West Pharmaceutical Services Inc.	889,595	67,502	0.4%
*	United Therapeutics Corp.	543,780	57,597	0.4%
	Health Care—Other †		1,794,146	11.8%
			2,148,958	14.1%
Industrials
*	CoStar Group Inc.	396,992	86,806	0.6%
*	HD Supply Holdings Inc.	2,446,546	85,189	0.6%
	Jack Henry & Associates Inc.	961,995	83,953	0.5%
	AO Smith Corp.	907,655	79,973	0.5%
*	Waste Connections Inc.	1,069,150	77,032	0.5%
	Lennox International Inc.	504,988	72,011	0.5%
	Toro Co.	631,307	55,681	0.4%
	Industrials—Other †		2,149,737	14.1%
			2,690,382	17.7%
Oil & Gas
*	Diamondback Energy Inc.	874,319	79,747	0.5%
	Oil & Gas—Other †		418,082	2.8%
			497,829	3.3%

[1]Other †			1,996	0.0%

Technology
*	Cadence Design Systems Inc.	3,669,308	89,164	0.6%
*	Ultimate Software Group Inc.	334,343	70,309	0.5%
*	athenahealth Inc.	478,559	66,046	0.4%
*	Tyler Technologies Inc.	396,136	66,040	0.4%
	SS&C Technologies Holdings Inc.	2,056,510	57,747	0.4%
*	Manhattan Associates Inc.	880,346	56,457	0.4%
	Technology—Other †		1,963,685	12.9%
			2,369,448	15.6%

Telecommunications †			36,886	0.3%

Utilities
	ITC Holdings Corp.	1,864,735	87,307	0.6%
	Utilities—Other †		59,499	0.4%
			146,806	1.0%
Total Common Stocks (Cost $12,731,992)			15,181,050	99.9%[2]

32

Small-Cap Growth Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	0.538%	293,959,208	293,959	1.9%

5U.S. Government and Agency Obligations †			1,999	0.0%
Total Temporary Cash Investments (Cost $295,957)			295,958	1.9%[2]
[6]Total Investments (Cost $13,027,949)			15,477,008	101.8%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			1,244
Receivables for Investment Securities Sold			21,745
Receivables for Accrued Income			16,346
Receivables for Capital Shares Issued			5,657
Other Assets			1,057
Total Other Assets			46,049	0.3%
Liabilities
Payables for Investment Securities Purchased			(19,320)
Collateral for Securities on Loan			(282,886)
Payables for Capital Shares Redeemed			(14,233)
Payables to Vanguard			(9,530)
Total Liabilities			(325,969)	(2.1%)
Net Assets			15,197,088	100.0%

At June 30, 2016, net assets consisted of:
				Amount
				($000)
Paid-in Capital				14,169,195
Undistributed Net Investment Income				1,516
Accumulated Net Realized Losses				(1,422,602)
Unrealized Appreciation (Depreciation)
Investment Securities				2,449,059
Futures Contracts				(80)
Net Assets				15,197,088

Investor Shares—Net Assets
Applicable to 52,349,028 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				1,824,023
Net Asset Value Per Share—Investor Shares				$34.84

ETF Shares—Net Assets
Applicable to 35,656,305 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				4,416,776
Net Asset Value Per Share—ETF Shares				$123.87

33

Small-Cap Growth Index Fund

Amount
($000)
Admiral Shares—Net Assets
Applicable to 139,027,126 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	6,055,638
Net Asset Value Per Share—Admiral Shares	$43.56

Institutional Shares—Net Assets
Applicable to 83,152,865 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,900,651
Net Asset Value Per Share—Institutional Shares	$34.88

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.8%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
4 Includes $282,886,000 of collateral received for securities on loan.
5 Securities with a value of $699,000 have been segregated as initial margin for open futures contracts.
6 The total value of securities on loan is $269,914,000.
See accompanying Notes, which are an integral part of the Financial Statements.

34

Small-Cap Growth Index Fund

Statement of Operations

Six Months Ended
June 30, 2016
($000)
Investment Income
Income
Dividends	61,927
Interest[1]	58
Securities Lending	12,821
Total Income	74,806
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,178
Management and Administrative—Investor Shares	1,367
Management and Administrative—ETF Shares	1,015
Management and Administrative—Admiral Shares	1,315
Management and Administrative—Institutional Shares	606
Marketing and Distribution—Investor Shares	206
Marketing and Distribution—ETF Shares	121
Marketing and Distribution—Admiral Shares	308
Marketing and Distribution—Institutional Shares	32
Custodian Fees	178
Shareholders’ Reports—Investor Shares	43
Shareholders’ Reports—ETF Shares	70
Shareholders’ Reports—Admiral Shares	52
Shareholders’ Reports—Institutional Shares	29
Trustees’ Fees and Expenses	5
Total Expenses	6,525
Net Investment Income	68,281
Realized Net Gain (Loss)
Investment Securities Sold	(29,166)
Futures Contracts	(50)
Realized Net Gain (Loss)	(29,216)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	286,050
Futures Contracts	(756)
Change in Unrealized Appreciation (Depreciation)	285,294
Net Increase (Decrease) in Net Assets Resulting from Operations	324,359
1 Interest income from an affiliated company of the fund was $51,000.

See accompanying Notes, which are an integral part of the Financial Statements.

35

Small-Cap Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	68,281	151,158
Realized Net Gain (Loss)	(29,216)	1,020,447
Change in Unrealized Appreciation (Depreciation)	285,294	(1,652,697)
Net Increase (Decrease) in Net Assets Resulting from Operations	324,359	(481,092)
Distributions
Net Investment Income
Investor Shares	(6,725)	(17,081)
ETF Shares	(18,624)	(42,821)
Admiral Shares	(24,749)	(56,786)
Institutional Shares	(11,877)	(31,997)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(61,975)	(148,685)
Capital Share Transactions
Investor Shares	(189,220)	(276,043)
ETF Shares	(66,670)	689,690
Admiral Shares	9,624	738,083
Institutional Shares	46,656	(732,337)
Net Increase (Decrease) from Capital Share Transactions	(199,610)	419,393
Total Increase (Decrease)	62,774	(210,384)
Net Assets
Beginning of Period	15,134,314	15,344,698
End of Period[1]	15,197,088	15,134,314

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $1,516,000 and ($4,790,000).

See accompanying Notes, which are an integral part of the Financial Statements.

36

Small-Cap Growth Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$34.18	$35.40	$34.37	$25.03	$21.49	$21.92
Investment Operations
Net Investment Income	.137	.292	.303	.168	.223	.086
Net Realized and Unrealized Gain (Loss)
on Investments	.647	(1.225)	1.029	9.336	3.541	(.431)
Total from Investment Operations	.784	(.933)	1.332	9.504	3.764	(.345)
Distributions
Dividends from Net Investment Income	(.124)	(. 287)	(. 302)	(.164)	(. 224)	(. 085)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.124)	(. 287)	(. 302)	(.164)	(. 224)	(. 085)
Net Asset Value, End of Period	$34.84	$34.18	$35.40	$34.37	$25.03	$21.49

Total Return[1]	2.30%	-2.64%	3.88%	37.98%	17.52%	-1.58%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,824	$1,986	$2,326	$2,859	$2,649	$2,613
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.23%	0.24%	0.24%	0.24%
Ratio of Net Investment Income to
Average Net Assets	0.97%	0.82%	0.87%	0.63%	0.97%	0.37%
Portfolio Turnover Rate[2]	24%	23%	26%	50%	37%	40%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

37

Small-Cap Growth Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$121.53	$125.88	$122.23	$89.03	$76.45	$77.98
Investment Operations
Net Investment Income	.559	1.202	1.277	.802	.925	.424
Net Realized and Unrealized Gain (Loss)
on Investments	2.290	(4.362)	3.643	33.188	12.578	(1.535)
Total from Investment Operations	2.849	(3.160)	4.920	33.990	13.503	(1.111)
Distributions
Dividends from Net Investment Income	(.509)	(1.190)	(1.270)	(.790)	(.923)	(.419)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.509)	(1.190)	(1.270)	(.790)	(.923)	(.419)
Net Asset Value, End of Period	$123.87	$121.53	$125.88	$122.23	$89.03	$76.45

Total Return	2.36%	-2.51%	4.02%	38.18%	17.67%	-1.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,417	$4,422	$3,900	$3,637	$2,209	$1,857
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.09%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.09%	0.94%	1.01%	0.78%	1.11%	0.51%
Portfolio Turnover Rate[1]	24%	23%	26%	50%	37%	40%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

38

Small-Cap Growth Index Fund

Financial Highlights

Admiral Shares
Six Months						Sept. 27,
	Ended					2011[1] to
			Year Ended December 31,
For a Share Outstanding	June 30,					Dec. 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$42.73	$44.26	$42.98	$31.30	$26.88	$25.00
Investment Operations
Net Investment Income	.196	. 421	. 449	. 284	. 326	. 031
Net Realized and Unrealized Gain (Loss)
on Investments	.812	(1.534)	1.277	11.676	4.420	1.962
Total from Investment Operations	1.008	(1.113)	1.726	11.960	4.746	1.993
Distributions
Dividends from Net Investment Income	(.178)	(. 417)	(. 446)	(. 280)	(. 326)	(.113)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.178)	(. 417)	(. 446)	(. 280)	(. 326)	(.113)
Net Asset Value, End of Period	$43.56	$42.73	$44.26	$42.98	$31.30	$26.88

Total Return[2]	2.37%	-2.52%	4.02%	38.22%	17.66%	7.97%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,056	$5,933	$5,434	$4,881	$2,539	$1,781
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.09%	0.09%	0.10%	0.10%[3]
Ratio of Net Investment Income to
Average Net Assets	1.09%	0.94%	1.01%	0.78%	1.11%	0.51%[3]
Portfolio Turnover Rate [4]	24%	23%	26%	50%	37%	40%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Small-Cap Growth Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$34.22	$35.45	$34.42	$25.07	$21.53	$21.96
Investment Operations
Net Investment Income	.158	.341	.362	.229	.265	.125
Net Realized and Unrealized Gain (Loss)
on Investments	.646	(1.234)	1.028	9.346	3.540	(.432)
Total from Investment Operations	.804	(.893)	1.390	9.575	3.805	(.307)
Distributions
Dividends from Net Investment Income	(.144)	(. 337)	(. 360)	(. 225)	(. 265)	(.123)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.144)	(. 337)	(. 360)	(. 225)	(. 265)	(.123)
Net Asset Value, End of Period	$34.88	$34.22	$35.45	$34.42	$25.07	$21.53

Total Return	2.36%	-2.52%	4.04%	38.20%	17.68%	-1.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,901	$2,793	$3,685	$3,823	$2,302	$1,622
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.10%	0.95%	1.02%	0.79%	1.13%	0.53%
Portfolio Turnover Rate[1]	24%	23%	26%	50%	37%	40%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Small-Cap Growth Index Fund

Notes to Financial Statements

Vanguard Small-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2016, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

41

Small-Cap Growth Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2012–2015), and for the period ended June 30, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2016, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

42

Small-Cap Growth Index Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2016, the fund had contributed to Vanguard capital in the amount of $1,244,000, representing 0.01% of the fund’s net assets and 0.50% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	15,179,054	—	1,996
Temporary Cash Investments	293,959	1,999	—
Futures Contracts—Assets[1]	211	—	—
Total	15,473,224	1,999	1,996
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	September 2016	205	23,522	(80)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

43

Small-Cap Growth Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2016, the fund realized $213,287,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2015, the fund had available capital losses totaling $1,179,420,000 to offset future net capital gains. Of this amount, $504,200,000 is subject to expiration dates; $243,082,000 may be used to offset future net capital gains through December 31, 2017 and $261,118,000 through December 31, 2018. Capital losses of $675,220,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2016; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2016, the cost of investment securities for tax purposes was $13,027,949,000. Net unrealized appreciation of investment securities for tax purposes was $2,449,059,000, consisting of unrealized gains of $3,592,370,000 on securities that had risen in value since their purchase and $1,143,311,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2016, the fund purchased $2,309,556,000 of investment securities and sold $2,466,437,000 of investment securities, other than temporary cash investments. Purchases and sales include $535,007,000 and $607,682,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

44

Small-Cap Growth Index Fund

G. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		June 30, 2016	December 31, 2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	138,512	4,280	445,273	12,230
Issued in Lieu of Cash Distributions	6,268	185	16,016	467
Redeemed	(334,000)	(10,213)	(737,332)	(20,291)
Net Increase (Decrease)—Investor Shares	(189,220)	(5,748)	(276,043)	(7,594)
ETF Shares
Issued	581,161	4,816	3,792,432	29,561
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(647,831)	(5,550)	(3,102,742)	(24,150)
Net Increase (Decrease)—ETF Shares	(66,670)	(734)	689,690	5,411
Admiral Shares
Issued	612,747	15,107	1,619,752	35,551
Issued in Lieu of Cash Distributions	22,977	543	52,365	1,221
Redeemed	(626,100)	(15,470)	(934,034)	(20,690)
Net Increase (Decrease)—Admiral Shares	9,624	180	738,083	16,082
Institutional Shares
Issued	335,287	10,252	617,232	16,815
Issued in Lieu of Cash Distributions	11,365	335	30,844	897
Redeemed	(299,996)	(9,043)	(1,380,413)	(40,068)
Net Increase (Decrease)—Institutional Shares	46,656	1,544	(732,337)	(22,356)

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2016, that would require recognition or disclosure in these financial statements.

45

Small-Cap Value Index Fund

Fund Profile
As of June 30, 2016

Share-Class Characteristics
	Investor		Admiral	Institutional
	Shares	ETF Shares	Shares	Shares
Ticker Symbol	VISVX	VBR	VSIAX	VSIIX
Expense Ratio[1]	0.20%	0.08%	0.08%	0.07%
30-Day SEC Yield	1.93%	2.05%	2.05%	2.06%

Portfolio Characteristics
			DJ
			U.S.
		CRSP US	Total
		Small Cap	Market
	Fund	Value Index	FA Index
Number of Stocks	858	846	3,863
Median Market Cap	$3.1B	$3.1B	$53.0B
Price/Earnings Ratio	24.4x	23.6x	22.0x
Price/Book Ratio	1.8x	1.8x	2.7x
Return on Equity	10.2%	10.2%	16.5%
Earnings Growth
Rate	6.6%	6.6%	7.3%
Dividend Yield	2.2%	2.2%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	18%	—	—
Short-Term
Reserves	0.2%	—	—

Sector Diversification (% of equity exposure)

			DJ
		CRSP US	U.S. Total
		Small Cap	Market
	Fund	Value Index	FA Index
Basic Materials	5.0%	4.9%	2.4%
Consumer Goods	6.8	6.8	10.7
Consumer Services	10.6	10.6	13.6
Financials	30.4	30.5	18.6
Health Care	5.4	5.4	13.4
Industrials	19.9	19.9	12.6
Oil & Gas	5.6	5.6	6.7
Technology	7.5	7.5	15.7
Telecommunications	0.5	0.5	2.6
Utilities	8.3	8.3	3.7

Volatility Measures
		DJ
	CRSP US	U.S. Total
	Small Cap	Market
	Value Index	FA Index
R-Squared	1.00	0.86
Beta	1.00	1.11

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Ingredion Inc.	Food Products	0.6%
Newfield Exploration Co. Exploration &
	Production	0.6
Arthur J Gallagher & Co.	Property & Casualty
	Insurance	0.5
Atmos Energy Corp.	Gas Distribution	0.5
Westar Energy Inc.	Conventional
	Electricity	0.5
AGL Resources Inc.	Gas Distribution	0.5
Huntington Ingalls
Industries Inc.	Defense	0.5
UGI Corp.	Gas Distribution	0.5
Teleflex Inc.	Medical Supplies	0.5
Broadridge Financial	Financial
Solutions Inc.	Administration	0.5
Top Ten		5.2%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 27, 2016, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2016, the annualized expense ratios were 0.20% for Investor Shares, 0.08% for ETF Shares, 0.08% for Admiral Shares, and 0.07% for Institutional Shares.

46

Small-Cap Value Index Fund

47

Small-Cap Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2005, Through June 30, 2016

Small-Cap Value Index Fund Investor Shares
Spliced Small-Cap Value Index
For a benchmark description, see the Glossary.
Note: For 2016, performance data reflect the six months ended June 30, 2016.

Average Annual Total Returns: Periods Ended June 30, 2016

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	5/21/1998	0.05%	10.74%	7.07%
ETF Shares	1/26/2004
Market Price		0.15	10.90	7.23
Net Asset Value		0.17	10.89	7.21
Admiral Shares	9/27/2011	0.18	—	15.91[1]
Institutional Shares	12/7/1999	0.17	10.91	7.24
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

48

Small-Cap Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2016

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials
RPM International Inc.	1,658,766	82,855	0.4%
Steel Dynamics Inc.	2,889,451	70,792	0.4%
Basic Materials—Other †		810,630	4.2%
		964,277	5.0%
Consumer Goods
Ingredion Inc.	898,796	116,313	0.6%
Leggett & Platt Inc.	1,677,178	85,721	0.4%
Pinnacle Foods Inc.	1,458,337	67,506	0.4%
Consumer Goods—Other †		1,059,557	5.5%
		1,329,097	6.9%
Consumer Services
KAR Auction Services Inc.	1,714,318	71,556	0.4%
* JetBlue Airways Corp.	4,021,325	66,593	0.3%
TEGNA Inc.	2,716,229	62,935	0.3%
Service Corp. International	2,297,235	62,117	0.3%
Consumer Services—Other †		1,797,941	9.3%
		2,061,142	10.6%
Financials
Arthur J Gallagher & Co.	2,211,484	105,267	0.6%
National Retail Properties Inc.	1,798,254	93,006	0.5%
Apartment Investment & Management Co.	1,955,321	86,347	0.5%
Liberty Property Trust	1,830,969	72,726	0.4%
Highwoods Properties Inc.	1,216,049	64,207	0.3%
EPR Properties	794,087	64,067	0.3%
American Financial Group Inc.	865,918	64,017	0.3%
Senior Housing Properties Trust	2,964,847	61,758	0.3%
East West Bancorp Inc.	1,798,715	61,480	0.3%
RenaissanceRe Holdings Ltd.	510,992	60,011	0.3%
Old Republic International Corp.	3,109,636	59,985	0.3%
Financials—Other †		5,129,793	26.5%
		5,922,664	30.6%

49

Small-Cap Value Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Health Care
Teleflex Inc.	544,402	96,528	0.5%
* WellCare Health Plans Inc.	552,530	59,275	0.3%
Health Care—Other †		902,524	4.7%
		1,058,327	5.5%
Industrials
Huntington Ingalls Industries Inc.	587,101	98,651	0.5%
Broadridge Financial Solutions Inc.	1,475,961	96,233	0.5%
Valspar Corp.	890,734	96,226	0.5%
Carlisle Cos. Inc.	801,538	84,707	0.5%
Allegion plc	1,195,364	82,994	0.4%
IDEX Corp.	947,751	77,810	0.4%
PerkinElmer Inc.	1,361,494	71,370	0.4%
* Spirit AeroSystems Holdings Inc. Class A	1,653,021	71,080	0.4%
Sonoco Products Co.	1,257,999	62,472	0.3%
AptarGroup Inc.	788,586	62,401	0.3%
Orbital ATK Inc.	730,958	62,234	0.3%
Bemis Co. Inc.	1,182,226	60,873	0.3%
* AECOM	1,914,161	60,813	0.3%
* Berry Plastics Group Inc.	1,509,448	58,642	0.3%
MDU Resources Group Inc.	2,438,432	58,522	0.3%
Industrials—Other †		2,775,852	14.3%
		3,880,880	20.0%
Oil & Gas
* Newfield Exploration Co.	2,478,149	109,485	0.6%
Targa Resources Corp.	1,904,446	80,253	0.4%
Oil & Gas—Other †		898,733	4.6%
		1,088,471	5.6%

[1]Other †		1,196	0.0%

Technology
CDW Corp.	1,964,431	78,734	0.4%
Ingram Micro Inc.	1,853,598	64,468	0.4%
Technology—Other †		1,320,241	6.8%
		1,463,443	7.6%

Telecommunications †		100,225	0.5%

Utilities
Atmos Energy Corp.	1,276,382	103,795	0.6%
Westar Energy Inc. Class A	1,768,939	99,220	0.5%
AGL Resources Inc.	1,495,603	98,665	0.5%
UGI Corp.	2,155,917	97,555	0.5%
TECO Energy Inc.	2,919,728	80,701	0.4%
Aqua America Inc.	2,213,434	78,931	0.4%
Piedmont Natural Gas Co. Inc.	1,012,181	60,852	0.3%
NRG Energy Inc.	3,931,664	58,936	0.3%
Great Plains Energy Inc.	1,931,673	58,723	0.3%
Utilities—Other †		887,787	4.6%
		1,625,165	8.4%
Total Common Stocks (Cost $16,876,100)		19,494,887	100.7%[2]

50

Small-Cap Value Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	0.538%	189,069,551	189,070	1.0%

[5,6]U.S. Government and Agency Obligations †			4,997	0.0%
Total Temporary Cash Investments (Cost $194,066)			194,067	1.0%[2]
[7]Total Investments (Cost $17,070,166)			19,688,954	101.7%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			1,533
Receivables for Investment Securities Sold			1,182
Receivables for Accrued Income			32,295
Receivables for Capital Shares Issued			10,878
Other Assets			623
Total Other Assets			46,511	0.2%
Liabilities
Payables for Investment Securities Purchased			(167,182)
Collateral for Securities on Loan			(127,982)
Payables for Capital Shares Redeemed			(62,265)
Payables to Vanguard			(11,112)
Other Liabilities			(1,794)
Total Liabilities			(370,335)	(1.9%)
Net Assets			19,365,130	100.0%

At June 30, 2016, net assets consisted of:
				Amount
				($000)
Paid-in Capital				18,140,344
Undistributed Net Investment Income				20,867
Accumulated Net Realized Losses				(1,414,894)
Unrealized Appreciation (Depreciation)
Investment Securities				2,618,788
Futures Contracts				329
Swap Contracts				(304)
Net Assets				19,365,130

Investor Shares—Net Assets
Applicable to 77,174,910 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				1,948,187
Net Asset Value Per Share—Investor Shares				$25.24

ETF Shares—Net Assets
Applicable to 70,331,375 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				7,405,016
Net Asset Value Per Share—ETF Shares				$105.29

51

Small-Cap Value Index Fund

Amount
($000)
Admiral Shares—Net Assets
Applicable to 163,939,397 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	7,416,819
Net Asset Value Per Share—Admiral Shares	$45.24

Institutional Shares—Net Assets
Applicable to 102,623,512 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,595,108
Net Asset Value Per Share—Institutional Shares	$25.29

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.9% and
0.8%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
4 Includes $127,982,000 of collateral received for securities on loan.
5 Securities with a value of $1,699,000 have been segregated as initial margin for open futures contracts.
6 Securities with a value of $1,853,000 have been segregated as collateral for open over-the-counter swap contracts.
7 The total value of securities on loan is $123,697,000.
See accompanying Notes, which are an integral part of the Financial Statements.

52

Small-Cap Value Index Fund

Statement of Operations

Six Months Ended
June 30, 2016
($000)
Investment Income
Income
Dividends	155,355
Interest[1]	137
Securities Lending	6,584
Total Income	162,076
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,251
Management and Administrative—Investor Shares	1,424
Management and Administrative—ETF Shares	1,543
Management and Administrative—Admiral Shares	1,588
Management and Administrative—Institutional Shares	540
Marketing and Distribution—Investor Shares	227
Marketing and Distribution—ETF Shares	189
Marketing and Distribution—Admiral Shares	367
Marketing and Distribution—Institutional Shares	34
Custodian Fees	281
Shareholders’ Reports—Investor Shares	46
Shareholders’ Reports—ETF Shares	91
Shareholders’ Reports—Admiral Shares	59
Shareholders’ Reports—Institutional Shares	32
Trustees’ Fees and Expenses	6
Total Expenses	7,678
Net Investment Income	154,398
Realized Net Gain (Loss)
Investment Securities Sold	58,795
Futures Contracts	815
Swap Contracts	611
Realized Net Gain (Loss)	60,221
Change in Unrealized Appreciation (Depreciation)
Investment Securities	1,067,399
Futures Contracts	440
Swap Contracts	(289)
Change in Unrealized Appreciation (Depreciation)	1,067,550
Net Increase (Decrease) in Net Assets Resulting from Operations	1,282,169
1 Interest income from an affiliated company of the fund was $127,000.

See accompanying Notes, which are an integral part of the Financial Statements.

53

Small-Cap Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	154,398	310,189
Realized Net Gain (Loss)	60,221	603,681
Change in Unrealized Appreciation (Depreciation)	1,067,550	(1,747,453)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,282,169	(833,583)
Distributions
Net Investment Income
Investor Shares	(12,018)	(37,107)
ETF Shares	(45,206)	(109,974)
Admiral Shares	(47,169)	(122,857)
Institutional Shares	(16,990)	(46,306)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(121,383)	(316,244)
Capital Share Transactions
Investor Shares	(143,096)	(185,953)
ETF Shares	1,312,189	1,201,693
Admiral Shares	490,869	1,133,431
Institutional Shares	91,912	585,111
Net Increase (Decrease) from Capital Share Transactions	1,751,874	2,734,282
Total Increase (Decrease)	2,912,660	1,584,455
Net Assets
Beginning of Period	16,452,470	14,868,015
End of Period[1]	19,365,130	16,452,470

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $20,867,000 and ($12,759,000).

See accompanying Notes, which are an integral part of the Financial Statements.

54

Small-Cap Value Index Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$23.69	$25.34	$23.33	$17.40	$15.04	$16.01
Investment Operations
Net Investment Income	.195	.431	.425	. 394.428		. 309
Net Realized and Unrealized Gain (Loss)
on Investments	1.506	(1.643)	1.995	5.936	2.364	(.974)
Total from Investment Operations	1.701	(1.212)	2.420	6.330	2.792	(.665)
Distributions
Dividends from Net Investment Income	(.151)	(. 438)	(. 410)	(. 400)	(. 432)	(. 305)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.151)	(. 438)	(. 410)	(. 400)	(. 432)	(. 305)
Net Asset Value, End of Period	$25.24	$23.69	$25.34	$23.33	$17.40	$15.04

Total Return[1]	7.21%	-4.78%	10.39%	36.41%	18.56%	-4.16%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,948	$1,972	$2,293	$2,375	$2,001	$1,980
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.23%	0.24%	0.24%	0.24%
Ratio of Net Investment Income to
Average Net Assets	1.92%	1.78%	1.84%	2.03%	2.66%	1.90%
Portfolio Turnover Rate[2]	18%	16%	12%	47%	25%	30%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

55

Small-Cap Value Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$98.81	$105.71	$97.32	$72.60	$62.73	$66.80
Investment Operations
Net Investment Income	.874	1.933	1.933	1.796	1.896	1.393
Net Realized and Unrealized Gain (Loss)
on Investments	6.293	(6.870)	8.326	24.742	9.877	(4.083)
Total from Investment Operations	7.167	(4.937)	10.259	26.538	11.773	(2.690)
Distributions
Dividends from Net Investment Income	(.687)	(1.963)	(1.869)	(1.818)	(1.903)	(1.380)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.687)	(1.963)	(1.869)	(1.818)	(1.903)	(1.380)
Net Asset Value, End of Period	$105.29	$98.81	$105.71	$97.32	$72.60	$62.73

Total Return	7.29%	-4.67%	10.55%	36.57%	18.78%	-4.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,405	$5,679	$4,874	$3,908	$2,281	$1,755
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.09%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.04%	1.90%	1.98%	2.18%	2.80%	2.04%
Portfolio Turnover Rate[1]	18%	16%	12%	47%	25%	30%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

56

Small-Cap Value Index Fund

Financial Highlights

Admiral Shares
Six Months						Sept. 27,
	Ended					2011[1] to
			Year Ended December 31,
For a Share Outstanding	June 30,					Dec. 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$42.46	$45.42	$41.82	$31.20	$26.96	$25.00
Investment Operations
Net Investment Income	. 376.830		.831	.773	.814	.196
Net Realized and Unrealized Gain (Loss)
on Investments	2.699	(2.947)	3.573	10.629	4.245	2.320
Total from Investment Operations	3.075	(2.117)	4.404	11.402	5.059	2.516
Distributions
Dividends from Net Investment Income	(. 295)	(. 843)	(. 804)	(.782)	(. 819)	(. 556)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 295)	(. 843)	(. 804)	(.782)	(. 819)	(. 556)
Net Asset Value, End of Period	$45.24	$42.46	$45.42	$41.82	$31.20	$26.96

Total Return[2]	7.27%	-4.65%	10.55%	36.58%	18.77%	10.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,417	$6,467	$5,775	$4,371	$2,563	$1,941
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.09%	0.09%	0.10%	0.10%[3]
Ratio of Net Investment Income to
Average Net Assets	2.04%	1.90%	1.98%	2.18%	2.80%	2.04%[3]
Portfolio Turnover Rate [4]	18%	16%	12%	47%	25%	30%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

57

Small-Cap Value Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$23.73	$25.39	$23.37	$17.44	$15.07	$16.04
Investment Operations
Net Investment Income	. 211.465		.467	.434	.459	. 338
Net Realized and Unrealized Gain (Loss)
on Investments	1.514	(1.652)	2.004	5.935	2.371	(.973)
Total from Investment Operations	1.725	(1.187)	2.471	6.369	2.830	(.635)
Distributions
Dividends from Net Investment Income	(.165)	(. 473)	(. 451)	(. 439)	(. 460)	(. 335)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.165)	(. 473)	(. 451)	(. 439)	(. 460)	(. 335)
Net Asset Value, End of Period	$25.29	$23.73	$25.39	$23.37	$17.44	$15.07

Total Return	7.30%	-4.67%	10.59%	36.55%	18.78%	-3.97%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,595	$2,334	$1,927	$1,699	$979	$722
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	2.05%	1.91%	1.99%	2.19%	2.82%	2.06%
Portfolio Turnover Rate[1]	18%	16%	12%	47%	25%	30%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

58

Small-Cap Value Index Fund

Notes to Financial Statements

Vanguard Small-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2016, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

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Small-Cap Value Index Fund

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended June 30, 2016, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2012–2015), and for the period ended June 30, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities

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Small-Cap Value Index Fund

lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2016, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

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Small-Cap Value Index Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2016, the fund had contributed to Vanguard capital in the amount of $1,533,000, representing 0.01% of the fund’s net assets and 0.61% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	19,493,691	—	1,196
Temporary Cash Investments	189,070	4,997	—
Futures Contracts—Assets[1]	623	—	—
Swap Contracts—Liabilities	—	(304)	—
Total	19,683,384	4,693	1,196
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	September 2016	158	18,129	155
E-mini S&P Mid-Cap 400 Index	September 2016	117	17,468	174
				329

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

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Small-Cap Value Index Fund

At June 30, 2016, the fund had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)	($000)
Ambac Financial Group Inc.	7/6/16	GSCM	3,195	(0.446%)	(36)
SLM Corp.	8/18/16	GSCM	12,860	(0.448%)	(268)
					(304)
GSCM—Goldman Sachs Capital Markets.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2016, the fund realized $244,290,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes. Realized gains of $611,000 on swap contracts have been reclassified from accumulated net realized losses to undistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2015, the fund had available capital losses totaling $1,229,284,000 to offset future net capital gains. Of this amount, $876,582,000 is subject to expiration dates; $487,808,000 may be used to offset future net capital gains through December 31, 2017, and $388,774,000 through December 31, 2018. Capital losses of $352,702,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2016; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2016, the cost of investment securities for tax purposes was $17,074,777,000. Net unrealized appreciation of investment securities for tax purposes was $2,614,177,000, consisting of unrealized gains of $3,827,289,000 on securities that had risen in value since their purchase and $1,213,112,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2016, the fund purchased $4,184,342,000 of investment securities and sold $2,168,556,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,920,539,000 and $622,228,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

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Small-Cap Value Index Fund

G. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		June 30, 2016	December 31, 2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	198,868	8,378	553,081	21,859
Issued in Lieu of Cash Distributions	11,164	459	34,543	1,457
Redeemed	(353,128)	(14,898)	(773,577)	(30,550)
Net Increase (Decrease)—Investor Shares	(143,096)	(6,061)	(185,953)	(7,234)
ETF Shares
Issued	1,942,532	19,001	3,498,833	33,427
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(630,343)	(6,150)	(2,297,140)	(22,050)
Net Increase (Decrease)—ETF Shares	1,312,189	12,851	1,201,693	11,377
Admiral Shares
Issued	1,023,932	24,276	1,945,006	43,019
Issued in Lieu of Cash Distributions	42,432	973	110,002	2,591
Redeemed	(575,495)	(13,632)	(921,577)	(20,420)
Net Increase (Decrease)—Admiral Shares	490,869	11,617	1,133,431	25,190
Institutional Shares
Issued	405,265	17,247	1,034,933	40,325
Issued in Lieu of Cash Distributions	15,611	641	42,411	1,788
Redeemed	(328,964)	(13,630)	(492,233)	(19,662)
Net Increase (Decrease) —Institutional Shares	91,912	4,258	585,111	22,451

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2016, that would require recognition or disclosure in these financial statements.

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About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

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Six Months Ended June 30, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2015	6/30/2016	Period
Based on Actual Fund Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,049.62	$0.97
ETF Shares	1,000.00	1,050.29	0.36
Admiral Shares	1,000.00	1,050.19	0.36
Institutional Shares	1,000.00	1,050.25	0.31
Institutional Plus Shares	1,000.00	1,050.46	0.25
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,023.04	$1.01
ETF Shares	1,000.00	1,023.59	0.40
Admiral Shares	1,000.00	1,023.71	0.40
Institutional Shares	1,000.00	1,023.62	0.35
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,072.06	$1.03
ETF Shares	1,000.00	1,072.86	0.41
Admiral Shares	1,000.00	1,072.70	0.41
Institutional Shares	1,000.00	1,072.97	0.36

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Six Months Ended June 30, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2015	6/30/2016	Period
Based on Hypothetical 5% Yearly Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,023.92	$0.96
ETF Shares	1,000.00	1,024.52	0.35
Admiral Shares	1,000.00	1,024.52	0.35
Institutional Shares	1,000.00	1,024.57	0.30
Institutional Plus Shares	1,000.00	1,024.61	0.25
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,023.87	$1.01
ETF Shares	1,000.00	1,024.47	0.40
Admiral Shares	1,000.00	1,024.47	0.40
Institutional Shares	1,000.00	1,024.52	0.35
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,023.87	$1.01
ETF Shares	1,000.00	1,024.47	0.40
Admiral Shares	1,000.00	1,024.47	0.40
Institutional Shares	1,000.00	1,024.52	0.35

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Small-Cap Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, 0.06% for Institutional Shares, and 0.05% for Institutional Plus Shares; for the Small-Cap Growth Index Fund, 0.20% for Investor Shares, 0.08% for ETF Shares, 0.08% for Admiral Shares, and 0.07% for Institutional Shares; and for the Small-Cap Value Index Fund, 0.20% for Investor Shares, 0.08% for ETF Shares, 0.08% for Admiral Shares, and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

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Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Small-Cap Index Fund, Small-Cap Growth Index Fund, and Small-Cap Value Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard)—through its Equity Index Group. The board determined that continuing the funds’ internalized management structure was in the best interests of each fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue. Information about the funds’ most recent performance can be found on the Performance Summary pages of this report.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory fee rate was also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that each fund’s at-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

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Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

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Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Small-Cap Growth Index: S&P SmallCap 600 Growth Index (formerly known as the S&P SmallCap 600/Barra Growth Index) through May 16, 2003; MSCI US Small Cap Growth Index through April 16, 2013; CRSP US Small Cap Growth Index thereafter.

Spliced Small-Cap Index: Russell 2000 Index through May 16, 2003; MSCI US Small Cap 1750 Index through January 30, 2013; CRSP US Small Cap Index thereafter.

Spliced Small-Cap Value Index: S&P SmallCap 600 Value Index (formerly known as the S&P SmallCap 600/Barra Value Index) through May 16, 2003; MSCI US Small Cap Value Index through April 16, 2013; CRSP US Small Cap Value Index thereafter.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 198 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]

F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of
the Board. Principal Occupation(s) During the Past
Five Years and Other Experience: Chairman of the
Board of The Vanguard Group, Inc., and of each of
the investment companies served by The Vanguard
Group, since January 2010; Director of The Vanguard
Group since 2008; Chief Executive Officer and
President of The Vanguard Group, and of each of
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing
Corporation; Managing Director of The Vanguard
Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years and Other
Experience: Executive Chief Staff and Marketing
Officer for North America and Corporate Vice President
(retired 2008) of Xerox Corporation (document manage-
ment products and services); Executive in Residence
and 2009–2010 Distinguished Minett Professor at
the Rochester Institute of Technology; Lead Director
of SPX FLOW, Inc. (multi-industry manufacturing);
Director of the United Way of Rochester, the University
of Rochester Medical Center, Monroe Community
College Foundation, North Carolina A&T University,
and Roberts Wesleyan College.

Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
Occupation(s) During the Past Five Years and Other
Experience: Chairman and Chief Executive Officer
(retired 2009) and President (2006–2008) of
Rohm and Haas Co. (chemicals); Director of Tyco
International plc (diversified manufacturing and
services), HP Inc. (printer and personal computer
manufacturing), and Delphi Automotive plc
(automotive components); Senior Advisor at
New Mountain Capital.

Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years and
Other Experience: President of the University of
Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Sciences, and Professor of Communication, Annenberg
School for Communication, with secondary faculty
appointments in the Department of Philosophy, School
of Arts and Sciences, and at the Graduate School of
Education, University of Pennsylvania; Trustee of the
National Constitution Center; Chair of the Presidential
Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years and
Other Experience: Corporate Vice President and
Chief Global Diversity Officer (retired 2008) and
Member of the Executive Committee (1997–2008)
of Johnson & Johnson (pharmaceuticals/medical
devices/consumer products); Director of Skytop
Lodge Corporation (hotels) and the Robert Wood
Johnson Foundation; Member of the Advisory
Board of the Institute for Women’s Leadership
at Rutgers University.

F. Joseph Loughrey
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other
Experience: President and Chief Operating Officer
(retired 2009) of Cummins Inc. (industrial machinery);
Chairman of the Board of Hillenbrand, Inc. (specialized
consumer services), and of Oxfam America; Director
of SKF AB (industrial machinery), Hyster-Yale Materials
Handling, Inc. (forklift trucks), the Lumina Foundation
for Education, and the V Foundation for Cancer
Research; Member of the Advisory Council for the
College of Arts and Letters and of the Advisory Board
to the Kellogg Institute for International Studies, both
at the University of Notre Dame.

Mark Loughridge
Born 1953. Trustee Since March 2012. Principal
Occupation(s) During the Past Five Years and Other
Experience: Senior Vice President and Chief Financial
Officer (retired 2013) at IBM (information technology
services); Fiduciary Member of IBM’s Retirement Plan
Committee (2004–2013); Director of the Dow Chemical
Company; Member of the Council on Chicago Booth.

Scott C. Malpass
Born 1962. Trustee Since March 2012. Principal
Occupation(s) During the Past Five Years and Other
Experience: Chief Investment Officer and Vice
President at the University of Notre Dame; Assistant
Professor of Finance at the Mendoza College of
Business at Notre Dame; Member of the Notre Dame
403(b) Investment Committee, the Board of Advisors
for Spruceview Capital Partners, and the Investment
Advisory Committee of Major League Baseball; Board
Member of TIFF Advisory Services, Inc., and Catholic
Investment Services, Inc. (investment advisors).

André F. Perold
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years and Other
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School
(retired 2011); Chief Investment Officer and Managing
Partner of HighVista Strategies LLC (private investment
firm); Director of Rand Merchant Bank; Overseer of
the Museum of Fine Arts Boston.

Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other
Experience: President and Chief Operating Officer
(retired 2010) of Corning Incorporated (communications
equipment); Trustee of Colby-Sawyer College and
Chairman of its Finance and Enrollment Committee;
Member of the Advisory Board of the Norris Cotton
Cancer Center.

Executive Officers

Glenn Booraem
Born 1967. Treasurer Since May 2015. Principal
Occupation(s) During the Past Five Years and
Other Experience: Principal of The Vanguard Group,
Inc.; Treasurer of each of the investment companies
served by The Vanguard Group; Controller of each of
the investment companies served by The Vanguard
Group (2010–2015); Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Years and Other Experience: Principal of The Vanguard
Group, Inc.; Chief Financial Officer of each of the
investment companies served by The Vanguard Group;
Treasurer of each of the investment companies served
by The Vanguard Group (1998–2008).

Peter Mahoney
Born 1974. Controller Since May 2015. Principal
Occupation(s) During the Past Five Years and
Other Experience: Head of Global Fund Accounting
at The Vanguard Group, Inc.; Controller of each of the
investment companies served by The Vanguard Group;
Head of International Fund Services at The Vanguard
Group (2008–2014).

Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years and Other
Experience: Managing Director of The Vanguard
Group, Inc.; General Counsel of The Vanguard Group;
Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group;
Director and Senior Vice President of Vanguard
Marketing Corporation.

Vanguard Senior ManagementTeam

Mortimer J. Buckley	James M. Norris
Kathleen C. Gubanich	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac	Michael Rollings

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
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Institutional Investor Services > 800-523-1036
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Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q482 082016

Semiannual Report | June 30, 2016

Vanguard U.S. Stock Index Funds

Mid-Capitalization Portfolios

Vanguard Extended Market Index Fund

Vanguard Mid-Cap Index Fund

Vanguard Mid-Cap Growth Index Fund

Vanguard Mid-Cap Value Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
Extended Market Index Fund.	9
Mid-Cap Index Fund.	30
Mid-Cap Growth Index Fund.	51
Mid-Cap Value Index Fund.	67
About Your Fund’s Expenses.	83
Trustees Approve Advisory Arrangements.	86
Glossary.	87

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Pictured is a sailing block on the Brilliant, a 1932 schooner docked in Mystic, Connecticut. A type of pulley, the sailing block helps coordinate the setting of the sails. At Vanguard, the intricate coordination of technology and people allows us to help millions of clients around the world reach their financial goals.

Your Fund’s Total Returns

Six Months Ended June 30, 2016
Total
Returns
Vanguard Extended Market Index Fund
Investor Shares	2.45%
ETF Shares
Market Price	2.57
Net Asset Value	2.52
Admiral™ Shares	2.52
Institutional Shares	2.53
Institutional Plus Shares	2.54
Institutional Select Shares (Inception: 6/27/2016)	5.73
S&P Completion Index	2.44
Mid-Cap Core Funds Average	3.65
Mid-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard Mid-Cap Index Fund
Investor Shares	3.45%
ETF Shares
Market Price	3.53
Net Asset Value	3.53
Admiral Shares	3.52
Institutional Shares	3.53
Institutional Plus Shares	3.53
CRSP US Mid Cap Index	3.52
Mid-Cap Core Funds Average	3.65
Mid-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares, Institutional Plus Shares, and Institutional Select Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

Your Fund’s Total Returns

Six Months Ended June 30, 2016
Total
Returns
Vanguard Mid-Cap Growth Index Fund
Investor Shares	2.46%
ETF Shares
Market Price	2.50
Net Asset Value	2.50
Admiral Shares	2.49
CRSP US Mid Cap Growth Index	2.51
Mid-Cap Growth Funds Average	0.13
Mid-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard Mid-Cap Value Index Fund
Investor Shares	4.38%
ETF Shares
Market Price	4.46
Net Asset Value	4.46
Admiral Shares	4.47
CRSP US Mid Cap Value Index	4.44
Mid-Cap Value Funds Average	5.03
Mid-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares, Institutional Plus Shares, and Institutional Select Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance

December 31, 2015, Through June 30, 2016
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Extended Market Index Fund
Investor Shares	$63.61	$64.80	$0.357	$0.000
ETF Shares	83.80	85.37	0.525	0.000
Admiral Shares	63.58	64.77	0.399	0.000
Institutional Shares	63.58	64.77	0.405	0.000
Institutional Plus Shares	156.89	159.83	1.017	0.000
Institutional Select Shares (Inception:
6/27/2016)	98.43	104.07	0.000	0.000
Vanguard Mid-Cap Index Fund
Investor Shares	$32.79	$33.73	$0.186	$0.000
ETF Shares	120.07	123.54	0.751	0.000
Admiral Shares	148.72	153.01	0.929	0.000
Institutional Shares	32.85	33.80	0.206	0.000
Institutional Plus Shares	162.03	166.70	1.032	0.000
Vanguard Mid-Cap Growth Index Fund
Investor Shares	$39.22	$40.08	$0.100	$0.000
ETF Shares	99.75	101.92	0.314	0.000
Admiral Shares	42.94	43.87	0.134	0.000
Vanguard Mid-Cap Value Index Fund
Investor Shares	$33.86	$35.06	$0.278	$0.000
ETF Shares	85.99	89.05	0.755	0.000
Admiral Shares	44.54	46.13	0.390	0.000

Chairman’s Letter

Dear Shareholder,

Despite periods of extreme volatility, U.S. stocks produced solid returns for the first half of 2016. In general, mid-capitalization value stocks exceeded their growth counterparts.

For the six months ended June 30, 2016, the three Vanguard Mid-Cap Index Funds delivered returns ranging from 2.46% for Vanguard Mid-Cap Growth Index Fund to 4.38% for Vanguard Mid-Cap Value Index Fund. Vanguard Extended Market Index Fund, which includes both small- and mid-cap holdings, returned 2.45%. (All returns cited are for Investor Shares.)

Each of the four funds covered in this report closely tracked its target benchmark. All but the Mid-Cap Growth Index Fund trailed the average return of their peers.

On a separate note, the Extended Market Index Fund’s Institutional Select share class was launched on June 27. With an expense ratio of 0.01%, the new share class is part of our ongoing efforts to reduce the cost of indexing.

Stocks waxed and waned through periods of turbulence

The broad U.S. stock market fell sharply early in 2016 as concerns about China’s slower growth, weak inflation, and falling commodity prices rattled investors’ confidence. Markets rebounded in

March as oil prices stabilized and investors cheered the Federal Reserve’s decision to scale back its plan for interest rate hikes this year.

United Kingdom voters approved leaving the European Union toward the end of the half year. In reaction, global stock markets plunged then rose. The markets already were jittery before the June 23 “Brexit” vote. But volatility spiked afterward, as investors digested the significant global economic implications and the likelihood of extended uncertainty while the separation is carried out.

The broad U.S. stock market returned roughly 4% for the six months. U.S. stocks slid on news of the referendum’s outcome but quickly reversed. Worries about Brexit’s effect on trade and global economic growth seemed to diminish as expectations increased that major central banks would be responsive to any fallout.

International stocks had a rougher time, returning about –1%. European stocks in particular suffered as the lead-up to the referendum and subsequent uncertainty hit closer to home. Developed Pacific markets also retreated. Emerging-market stocks were a bright spot, returning nearly 8%.

Market Barometer

			Total Returns
		Periods Ended June 30, 2016
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	3.74%	2.93%	11.88%
Russell 2000 Index (Small-caps)	2.22	-6.73	8.35
Russell 3000 Index (Broad U.S. market)	3.62	2.14	11.60
FTSE All-World ex US Index (International)	-0.92	-9.75	0.49

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	5.31%	6.00%	3.76%
Barclays Municipal Bond Index (Broad tax-exempt market)	4.33	7.65	5.33
Citigroup Three-Month U.S. Treasury Bill Index	0.11	0.14	0.05

CPI
Consumer Price Index	1.91%	1.01%	1.32%

Bonds rolled to strong returns as investors weighed options

The broad U.S. bond market returned 5.31% as investors sought safe-haven assets amid questionable global economic growth, low inflation, and stock market volatility. Exceptionally low or negative yields abroad attracted foreign investors to U.S. Treasury debt. The yield of the 10-year Treasury note closed at 1.47% at the end of June, down from 2.30% at the end of December. (Bond prices and yields move in opposite directions.)

The Fed has held its target for short-term interest rates steady since raising it by a quarter of a percentage point in December. During the period, the 0.25%–0.5% rate remained historically low and continued to curb returns for money market funds and savings accounts.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned 11.94%. Counter to recent trends, a number of foreign currencies strengthened against the dollar, but returns were solid even without this currency benefit.

Expense Ratios
Your Fund Compared With Its Peer Group
							Peer
	Investor	ETF	Admiral	Institutional	Institutional	Institutional	Group
	Shares	Shares	Shares	Shares	Plus Shares	Select Shares	Average
Extended Market Index
Fund	0.22%	0.09%	0.09%	0.07%	0.05%	0.02%	1.18%
Mid-Cap Index Fund	0.20	0.08	0.08	0.07	0.05	—	1.18
Mid-Cap Growth Index
Fund	0.20	0.08	0.08	—	—	—	1.31
Mid-Cap Value Index Fund	0.20	0.08	0.08	—	—	—	1.25

The fund expense ratios shown are from the prospectus dated April 27, 2016, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2016, the funds’ annualized expense ratios were: for the Extended Market Index Fund, 0.22% for Investor Shares, 0.09% for ETF Shares, 0.09% for Admiral Shares, 0.07% for Institutional Shares, 0.05% for Institutional Plus Shares, and 0.01% for Institutional Select Shares (since inception); for the Mid-Cap Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, 0.06% for Institutional Shares, and 0.05% for Institutional Plus Shares; for the Mid-Cap Growth Index Fund, 0.20% for Investor Shares, 0.08% for ETF Shares, and 0.08% for Admiral Shares; and for the Mid-Cap Value Index Fund, 0.20% for Investor Shares, 0.08% for ETF Shares, and 0.08% for Admiral Shares. The peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2015.

Peer groups: For the Extended Market and Mid-Cap Index Funds, Mid-Cap Core Funds; for the Mid-Cap Growth Index Fund, Mid-Cap Growth Funds; and for the Mid-Cap Value Index Fund, Mid-Cap Value Funds.

In the mid-cap arena, value stocks prevailed

An uncertain stock market environment combined with lackluster economic growth and interest rates near record lows led anxious investors to gravitate toward value stocks. These stocks are often attractively priced and tend to offer relatively strong dividends.

This is a reversal from a year ago, when growth stocks trumped value. As you probably know, these two categories periodically swap leadership positions. That’s why we encourage investors to hold a broadly diversified portfolio, with exposure to all segments of the market—including both growth and value stocks, regardless of which category is in favor.

Robust returns for utilities stocks helped give value shares the edge in the half year. Considered less volatile than the broad market and often paying good dividends, utilities were the period’s best performers. The Mid-Cap Value Index Fund and Mid-Cap Index Fund, which had the heaviest weighting in the sector, benefited most.

Consumer goods and basic materials stocks also contributed to the Mid-Cap Value Index Fund’s lead. Food producers and household product makers boosted consumer goods stocks. Basic materials stocks, which had been battered by falling commodity prices earlier in the period, rebounded with the recent rise in prices, especially in mining and metals.

Industrials and financials were among the top contributors to the Mid-Cap Growth Index Fund and the Extended Market Index Fund. Industrial stocks stood out as companies benefited from improvements in oil prices, U.S. manufacturing, and the continued strength of U.S. residential construction. Although financials were among the worst performers in the broad U.S. stock market, the two funds benefited from this sector because of their heavy allocation to real estate investment trusts (REITs). Falling interest rates have helped make REITs more attractive.

Health care, technology, and consumer services-related stocks detracted from the performance of most of the funds. In health care, biotechnology and pharmaceuticals slid amid concerns that future profitability might be affected by increased regulatory pressures. In technology, internet and software and computer services firms experienced weakness in a slow growth environment. Retailers and travel and leisure providers were hit hardest in consumer services.

A dose of discipline is crucial when markets become volatile

The heightened volatility in capital markets that surrounded the Brexit vote reminds us that nobody can control the direction of the markets or reliably predict where they’ll go in the short term. However, investors can control how they react to unstable and turbulent markets.

During periods of market adversity, it’s more important than ever to keep sight of one of Vanguard’s key principles: Maintain perspective and long-term discipline. Whether you’re investing for yourself or on behalf of clients, your success is affected greatly by how you respond—or don’t respond—during turbulent markets. (You can read Vanguard’s Principles for Investing Success at vanguard.com/research.)

As I’ve written in the past, the best course for long-term investors is generally to ignore daily market moves and not make decisions based on emotion. This is also a good time to evaluate your portfolio and make sure your asset allocation is aligned with your time horizon, goals, and risk tolerance.

The markets are unpredictable and often confounding. Keeping your long-term plans clearly in focus can help you weather these periodic storms.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 18, 2016

Extended Market Index Fund

Fund Profile
As of June 30, 2016

Share-Class Characteristics
						Institutional
	Investor	ETF	Admiral	Institutional	Institutional	Select
	Shares	Shares	Shares	Shares	Plus Shares	Shares
Ticker Symbol	VEXMX	VXF	VEXAX	VIEIX	VEMPX	VSEMX
Expense Ratio[1]	0.22%	0.09%	0.09%	0.07%	0.05%	0.02%
30-Day SEC Yield	1.29%	1.42%	1.42%	1.44%	1.45%	—

Portfolio Characteristics
			DJ
			U.S.
		S&P	Total
		Completion	Market
	Fund	Index FA Index
Number of Stocks	3,275	3,332	3,863
Median Market Cap	$3.5B	$3.6B	$53.0B
Price/Earnings Ratio	34.0x	33.9x	22.0x
Price/Book Ratio	2.3x	2.3x	2.7x
Return on Equity	11.6%	11.6%	16.5%
Earnings Growth
Rate	9.9%	9.8%	7.3%
Dividend Yield	1.5%	1.5%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	14%	—	—
Short-Term
Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)

			DJ
		S&P	U.S.Total
		Completion	Market
	Fund	Index	FA Index
Consumer Discretionary 15.3%		15.2%	12.9%
Consumer Staples	3.6	3.6	9.3
Energy	3.8	3.8	6.7
Financials	25.8	25.7	17.5
Health Care	11.9	11.9	14.2
Industrials	12.6	12.5	10.6
Information Technology	16.7	16.6	19.2
Materials	5.1	5.3	3.3
Telecommunication
Services	1.3	1.3	2.6
Utilities	3.9	4.1	3.7

Volatility Measures
		DJ
	S&P	U.S. Total
	Completion	Market
	Index	FA Index
R-Squared	1.00	0.86
Beta	1.00	1.11

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Charter Communications
Inc.	Cable & Satellite	1.3%
Liberty Global plc	Cable & Satellite	0.7
Tesla Motors Inc.	Automobile
	Manufacturers	0.6
LinkedIn Corp.	Internet Software &
	Services	0.6
Las Vegas Sands Corp.	Casinos & Gaming	0.4
Incyte Corp.	Biotechnology	0.4
SBA Communications	Integrated
Corp.	Telecommunication
	Services	0.3
Markel Corp.	Property & Casualty
	Insurance	0.3
BioMarin Pharmaceutical
Inc.	Biotechnology	0.3
T-Mobile US Inc.	Wireless
	Telecommunication
	Services	0.3
Top Ten		5.2%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 27, 2016, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2016, the annualized expense ratios were 0.22% for Investor Shares, 0.09% for ETF Shares, 0.09% for Admiral Shares, 0.07% for Institutional Shares, 0.05% for Institutional Plus Shares, and 0.01% for Institutional Select Shares (since inception).

Note: The Institutional Select Shares’ 30-day SEC yield is not reported until 30 days after the share class inception.

Extended Market Index Fund

Extended Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Extended Market Index Fund Investor Shares
S&P Completion Index
Note: For 2016, performance data reflect the six months ended June 30, 2016.

Average Annual Total Returns: Periods Ended June 30, 2016

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	12/21/1987	-5.53%	9.27%	7.33%
ETF Shares	12/27/2001
Market Price		-5.36	9.43	7.51
Net Asset Value		-5.40	9.42	7.48
Admiral Shares	11/13/2000	-5.41	9.42	7.48
Institutional Shares	7/7/1997	-5.38	9.44	7.51
Institutional Plus Shares	1/14/2011	-5.37	9.46	9.45[1]
Institutional Select Shares	6/27/2016	—	—	5.73[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

Extended Market Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2016

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Consumer Discretionary
*	Charter Communications Inc. Class A	2,452,236	560,679	1.3%
*,^	Tesla Motors Inc.	1,273,409	270,319	0.6%
*	Liberty Global plc	8,589,990	246,103	0.6%
	Las Vegas Sands Corp.	4,145,733	180,298	0.4%
*	DISH Network Corp. Class A	2,552,004	133,725	0.3%
	Hilton Worldwide Holdings Inc.	5,908,464	133,118	0.3%
*	MGM Resorts International	5,348,204	121,030	0.3%
	Autoliv Inc.	998,672	107,307	0.2%
*	lululemon athletica Inc.	1,239,749	91,568	0.2%
*,^	Sirius XM Holdings Inc.	23,102,176	91,254	0.2%
	Consumer Discretionary—Other †		4,813,687	10.9%
			6,749,088	15.3%
Consumer Staples
	Ingredion Inc.	812,058	105,088	0.2%
	Bunge Ltd.	1,582,487	93,604	0.2%
*	WhiteWave Foods Co. Class A	1,991,561	93,484	0.2%
	Consumer Staples—Other †		1,311,033	3.0%
			1,603,209	3.6%
Energy
*	Cheniere Energy Inc.	2,677,709	100,548	0.2%
	Energy—Other †		1,582,710	3.6%
			1,683,258	3.8%
Financials
*	Markel Corp.	157,727	150,279	0.3%
	Annaly Capital Management Inc.	10,311,604	114,149	0.3%
	First Republic Bank	1,608,667	112,591	0.3%
	Duke Realty Corp.	3,887,580	103,643	0.2%
	VEREIT Inc.	10,165,532	103,079	0.2%
*	Arch Capital Group Ltd.	1,387,018	99,865	0.2%
*	Alleghany Corp.	173,128	95,148	0.2%

Extended Market Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Regency Centers Corp.	1,105,488	92,563	0.2%
Mid-America Apartment Communities Inc.	853,006	90,760	0.2%
Financials—Other †		10,421,758	23.6%
		11,383,835	25.7%
Health Care
* Incyte Corp.	1,936,669	154,895	0.4%
* BioMarin Pharmaceutical Inc.	1,833,117	142,617	0.3%
* Medivation Inc.	1,863,559	112,373	0.3%
* Mettler-Toledo International Inc.	301,639	110,074	0.3%
ResMed Inc.	1,591,463	100,628	0.2%
* Jazz Pharmaceuticals plc	683,909	96,643	0.2%
Cooper Cos. Inc.	548,828	94,162	0.2%
* IDEXX Laboratories Inc.	1,009,558	93,748	0.2%
Health Care—Other †		4,356,488	9.8%
		5,261,628	11.9%
Industrials
Huntington Ingalls Industries Inc.	529,853	89,031	0.2%
Industrials—Other †		5,451,738	12.3%
		5,540,769	12.5%
Information Technology
* LinkedIn Corp. Class A	1,338,080	253,232	0.6%
* FleetCor Technologies Inc.	878,642	125,760	0.3%
* Twitter Inc.	6,935,867	117,286	0.3%
* ServiceNow Inc.	1,739,755	115,520	0.3%
Maxim Integrated Products Inc.	3,211,640	114,623	0.3%
* Palo Alto Networks Inc.	863,955	105,955	0.2%
* Vantiv Inc. Class A	1,781,410	100,828	0.2%
* Workday Inc. Class A	1,335,947	99,755	0.2%
CDK Global Inc.	1,762,566	97,805	0.2%
* Synopsys Inc.	1,715,782	92,789	0.2%
* Gartner Inc.	934,334	91,013	0.2%
* ANSYS Inc.	997,114	90,488	0.2%
Information Technology—Other †		5,930,729	13.4%
		7,335,783	16.6%
Materials
Celanese Corp. Class A	1,653,848	108,244	0.2%
Valspar Corp.	823,717	88,986	0.2%
Materials—Other †		2,059,952	4.7%
		2,257,182	5.1%

[1]Other †		3,697	0.0%

Telecommunication Services
* SBA Communications Corp. Class A	1,421,987	153,489	0.4%
* T-Mobile US Inc.	3,165,291	136,962	0.3%
Telecommunication Services—Other †		270,471	0.6%
		560,922	1.3%
Utilities
Atmos Energy Corp.	1,144,131	93,041	0.2%
Westar Energy Inc. Class A	1,610,896	90,355	0.2%
Utilities—Other †		1,526,651	3.5%
		1,710,047	3.9%
Total Common Stocks (Cost $37,899,085)		44,089,418	99.7%[2]

Extended Market Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	0.538%	800,896,751	800,897	1.8%
5U.S. Government and Agency Obligations †			6,996	0.0%
Total Temporary Cash Investments (Cost $807,891)			807,893	1.8%[2]
Total Investments (Cost $38,706,976)			44,897,311	101.5%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			3,637
Receivables for Investment Securities Sold			2,649
Receivables for Accrued Income			56,649
Receivables for Capital Shares Issued			245,152
Other Assets			8,158
Total Other Assets			316,245	0.7%
Liabilities
Payables for Investment Securities Purchased			(36,435)
Collateral for Securities on Loan			(661,231)
Payables for Capital Shares Redeemed			(253,386)
Payables to Vanguard			(25,955)
Other Liabilities			(272)
Total Liabilities			(977,279)	(2.2%)
Net Assets			44,236,277	100.0%

At June 30, 2016, net assets consisted of:
				Amount
				($000)
Paid-in Capital				38,775,638
Undistributed Net Investment Income				19,124
Accumulated Net Realized Losses				(749,348)
Unrealized Appreciation (Depreciation)
Investment Securities				6,190,335
Futures Contracts				562
Swap Contracts				(34)
Net Assets				44,236,277

Investor Shares—Net Assets
Applicable to 29,865,402 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				1,935,305
Net Asset Value Per Share—Investor Shares				$64.80

ETF Shares—Net Assets
Applicable to 44,441,497 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				3,794,176
Net Asset Value Per Share—ETF Shares				$85.37

Extended Market Index Fund

Amount
($000)
Admiral Shares—Net Assets
Applicable to 211,682,075 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	13,710,610
Net Asset Value Per Share—Admiral Shares	$64.77

Institutional Shares—Net Assets
Applicable to 137,817,242 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	8,926,041
Net Asset Value Per Share—Institutional Shares	$64.77

Institutional Plus Shares—Net Assets
Applicable to 92,421,241 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	14,771,521
Net Asset Value Per Share—Institutional Plus Shares	$159.83

Institutional Select Shares—Net Assets
Applicable to 10,556,833 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,098,624
Net Asset Value Per Share—Institutional Select Shares	$104.07

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $623,315,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and
1.5%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
4 Includes $661,231,000 of collateral received for securities on loan.
5 Securities with a value of $6,347,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Statement of Operations

Six Months Ended
June 30, 2016
($000)
Investment Income
Income
Dividends	274,112
Interest[1]	297
Securities Lending	29,524
Total Income	303,933
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,733
Management and Administrative—Investor Shares	1,693
Management and Administrative—ETF Shares	1,232
Management and Administrative—Admiral Shares	4,226
Management and Administrative—Institutional Shares	2,177
Management and Administrative—Institutional Plus Shares	2,561
Management and Administrative—Institutional Select Shares	2
Marketing and Distribution—Investor Shares	199
Marketing and Distribution—ETF Shares	138
Marketing and Distribution—Admiral Shares	600
Marketing and Distribution—Institutional Shares	106
Marketing and Distribution—Institutional Plus Shares	134
Marketing and Distribution—Institutional Select Shares	—
Custodian Fees	578
Shareholders’ Reports—Investor Shares	72
Shareholders’ Reports—ETF Shares	51
Shareholders’ Reports—Admiral Shares	95
Shareholders’ Reports—Institutional Shares	86
Shareholders’ Reports—Institutional Plus Shares	136
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	14
Total Expenses	15,833
Net Investment Income	288,100
Realized Net Gain (Loss)
Investment Securities Sold	1,558,120
Futures Contracts	9,523
Swap Contracts	504
Realized Net Gain (Loss)	1,568,147
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(724,912)
Futures Contracts	(347)
Swap Contracts	(20)
Change in Unrealized Appreciation (Depreciation)	(725,279)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,130,968
1 Interest income from an affiliated company of the fund was $268,000.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	288,100	592,380
Realized Net Gain (Loss)	1,568,147	2,797,448
Change in Unrealized Appreciation (Depreciation)	(725,279)	(4,928,685)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,130,968	(1,538,857)
Distributions
Net Investment Income
Investor Shares	(11,009)	(25,453)
ETF Shares	(23,634)	(54,815)
Admiral Shares	(83,791)	(173,450)
Institutional Shares	(55,358)	(115,520)
Institutional Plus Shares	(98,447)	(203,574)
Institutional Select Shares	—	—
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Institutional Select Shares	—	—
Total Distributions	(272,239)	(572,812)
Capital Share Transactions
Investor Shares	(139,603)	(203,394)
ETF Shares	(538,217)	822,145
Admiral Shares	304,861	929,458
Institutional Shares	145,022	467,816
Institutional Plus Shares	(44,940)	1,646,756
Institutional Select Shares	1,047,105	—
Net Increase (Decrease) from Capital Share Transactions	774,228	3,662,781
Total Increase (Decrease)	1,632,957	1,551,112
Net Assets
Beginning of Period	42,603,320	41,052,208
End of Period[1]	44,236,277	42,603,320

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $19,124,000 and $2,759,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$63.61	$66.63	$62.76	$45.86	$39.34	$41.26
Investment Operations
Net Investment Income	. 382.795		.795	. 602	. 688	. 385
Net Realized and Unrealized Gain (Loss)
on Investments	1.165	(3.050)	3.857	16.903	6.515	(1.923)
Total from Investment Operations	1.547	(2.255)	4.652	17.505	7.203	(1.538)
Distributions
Dividends from Net Investment Income	(. 357)	(.765)	(.782)	(. 605)	(. 683)	(. 382)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(. 357)	(.765)	(.782)	(. 605)	(. 683)	(. 382)
Net Asset Value, End of Period	$64.80	$63.61	$66.63	$62.76	$45.86	$39.34

Total Return[1]	2.45%	-3.39%	7.42%	38.19%	18.31%	-3.73%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,935	$2,040	$2,341	$2,749	$2,857	$2,753
Ratio of Total Expenses to
Average Net Assets	0.22%	0.22%	0.23%	0.24%	0.24%	0.24%
Ratio of Net Investment Income to
Average Net Assets	1.35%	1.20%	1.27%	1.19%	1.62%	0.93%
Portfolio Turnover Rate[2]	14%	6%	9%	11%	12%	14%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

ETF Shares
	Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$83.80	$87.79	$82.71	$60.46	$51.87	$54.42
Investment Operations
Net Investment Income	.556	1.171	1.178	.934	1.000	.593
Net Realized and Unrealized Gain (Loss)
on Investments	1.539	(4.033)	5.061	22.256	8.582	(2.553)
Total from Investment Operations	2.095	(2.862)	6.239	23.190	9.582	(1.960)
Distributions
Dividends from Net Investment Income	(.525)	(1.128)	(1.159)	(.940)	(.992)	(.590)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.525)	(1.128)	(1.159)	(.940)	(.992)	(.590)
Net Asset Value, End of Period	$85.37	$83.80	$87.79	$82.71	$60.46	$51.87

Total Return	2.52%	-3.26%	7.55%	38.37%	18.48%	-3.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,794	$4,272	$3,659	$3,105	$1,477	$1,148
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.48%	1.33%	1.40%	1.33%	1.76%	1.07%
Portfolio Turnover Rate[1]	14%	6%	9%	11%	12%	14%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$63.58	$66.61	$62.75	$45.87	$39.35	$41.28
Investment Operations
Net Investment Income	. 422	. 887	. 895.706		.758	. 450
Net Realized and Unrealized Gain (Loss)
on Investments	1.167	(3.061)	3.845	16.884	6.513	(1.932)
Total from Investment Operations	1.589	(2.174)	4.740	17.590	7.271	(1.482)
Distributions
Dividends from Net Investment Income	(. 399)	(. 856)	(. 880)	(.710)	(.751)	(. 448)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(. 399)	(. 856)	(. 880)	(.710)	(.751)	(. 448)
Net Asset Value, End of Period	$64.77	$63.58	$66.61	$62.75	$45.87	$39.35

Total Return[1]	2.52%	-3.27%	7.56%	38.37%	18.48%	-3.59%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,711	$13,143	$12,852	$8,864	$5,970	$5,018
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.48%	1.33%	1.40%	1.33%	1.76%	1.07%
Portfolio Turnover Rate[2]	14%	6%	9%	11%	12%	14%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$63.58	$66.60	$62.75	$45.86	$39.34	$41.27
Investment Operations
Net Investment Income	. 429	. 899	. 908.715		.764	. 460
Net Realized and Unrealized Gain (Loss)
on Investments	1.166	(3.050)	3.833	16.895	6.514	(1.933)
Total from Investment Operations	1.595	(2.151)	4.741	17.610	7.278	(1.473)
Distributions
Dividends from Net Investment Income	(. 405)	(. 869)	(. 891)	(.720)	(.758)	(. 457)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(. 405)	(. 869)	(. 891)	(.720)	(.758)	(. 457)
Net Asset Value, End of Period	$64.77	$63.58	$66.60	$62.75	$45.86	$39.34

Total Return	2.53%	-3.24%	7.56%	38.42%	18.50%	-3.57%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,926	$8,621	$8,567	$7,812	$5,496	$5,810
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.50%	1.35%	1.42%	1.35%	1.78%	1.09%
Portfolio Turnover Rate[1]	14%	6%	9%	11%	12%	14%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Institutional Plus Shares
Six Months						Jan. 14,
	Ended					2011[1] to
			Year Ended December 31,
For a Share Outstanding	June 30,					Dec. 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$156.89	$164.36	$154.84	$113.18	$97.10	$105.13
Investment Operations
Net Investment Income	1.070	2.254	2.273	1.797	1.917	1.139
Net Realized and Unrealized Gain (Loss)
on Investments	2.887	(7.549)	9.481	41.671	16.064	(8.015)
Total from Investment Operations	3.957	(5.295)	11.754	43.468	17.981	(6.876)
Distributions
Dividends from Net Investment Income	(1.017)	(2.175)	(2.234)	(1.808)	(1.901)	(1.154)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.017)	(2.175)	(2.234)	(1.808)	(1.901)	(1.154)
Net Asset Value, End of Period	$159.83	$156.89	$164.36	$154.84	$113.18	$97.10

Total Return	2.54%	-3.23%	7.60%	38.43%	18.52%	-6.54%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,772	$14,526	$13,634	$11,347	$5,477	$1,307
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.06%	0.06%	0.06%	0.06%[2]
Ratio of Net Investment Income to
Average Net Assets	1.52%	1.37%	1.44%	1.37%	1.80%	1.11%[2]
Portfolio Turnover Rate [3]	14%	6%	9%	11%	12%	14%[4]

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4 Reflects the fund’s portfolio turnover for the fiscal year ended December 31, 2011.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Institutional Select Shares

June 27[1] to
For a Share Outstanding Throughout the Period	June 30, 2016
Net Asset Value, Beginning of Period	$98.43
Investment Operations
Net Investment Income	.085
Net Realized and Unrealized Gain (Loss) on Investments	5.555
Total from Investment Operations	5.640
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$104.07

Total Return	5.73%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,099
Ratio of Total Expenses to Average Net Assets	0.01%[2]
Ratio of Net Investment Income to Average Net Assets	1.56%[2]
Portfolio Turnover Rate [3]	14%[4]

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4 Reflects the fund’s portfolio turnover for the six months ended June 30, 2016.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Notes to Financial Statements

Vanguard Extended Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares are designed for investors who meet certain administrative, service, and account-size criteria. Institutional Select Shares were issued on June 27, 2016.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

Extended Market Index Fund

During the six months ended June 30, 2016, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended June 30, 2016, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2012–2015), and for the period ended June 30, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value

Extended Market Index Fund

of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2016, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Extended Market Index Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2016, the fund had contributed to Vanguard capital in the amount of $3,637,000, representing 0.01% of the fund’s net assets and 1.45% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	44,084,612	225	4,581
Temporary Cash Investments	800,897	6,996	—
Futures Contracts—Assets[1]	2,329	—	—
Swap Contracts—Liabilities	—	(34)	—
Total	44,887,838	7,187	4,581
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	September 2016	755	86,629	400
E-mini S&P Mid-Cap 400 Index	September 2016	320	47,776	117
E-mini S&P 500 Index	September 2016	30	3,135	45
				562

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Extended Market Index Fund

At June 30, 2016, the fund had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)	($000)
Ambac Financial Group Inc.	7/6/16	GSCM	3,028	(0.446)	(34)
GSCM—Goldman Sachs Capital Markets.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2016, the fund realized $1,790,609,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes. Realized gains of $504,000 on swap contracts have been reclassified from accumulated net realized losses to undistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2015, the fund had available capital losses totaling $524,285,000 to offset future net capital gains. Of this amount, $74,162,000 is subject to expiration dates; $49,578,000 may be used to offset future net capital gains through December 31, 2017, and $24,584,000 through December 31, 2018. Capital losses of $450,123,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2016; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2016, the cost of investment securities for tax purposes was $38,711,862,000. Net unrealized appreciation of investment securities for tax purposes was $6,185,449,000, consisting of unrealized gains of $10,651,125,000 on securities that had risen in value since their purchase and $4,465,676,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2016, the fund purchased $6,656,284,000 of investment securities and sold $5,842,341,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,912,589,000 and $2,949,275,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Extended Market Index Fund

G. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		June 30, 2016	December 31, 2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	112,734	1,840	349,644	5,171
Issued in Lieu of Cash Distributions	10,737	170	24,858	386
Redeemed	(263,074)	(4,220)	(577,896)	(8,608)
Net Increase (Decrease)—Investor Shares	(139,603)	(2,210)	(203,394)	(3,051)
ETF Shares
Issued	3,243,222	39,462	6,474,730	72,703
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,781,439)	(46,000)	(5,652,585)	(63,400)
Net Increase (Decrease)—ETF Shares	(538,217)	(6,538)	822,145	9,303
Admiral Shares
Issued	1,144,254	18,753	2,647,376	39,234
Issued in Lieu of Cash Distributions	73,272	1,159	151,949	2,362
Redeemed	(912,665)	(14,960)	(1,869,867)	(27,811)
Net Increase (Decrease)—Admiral Shares	304,861	4,952	929,458	13,785
Institutional Shares
Issued	850,342	13,833	2,581,127	38,366
Issued in Lieu of Cash Distributions	51,933	822	108,833	1,692
Redeemed	(757,253)	(12,444)	(2,222,144)	(33,075)
Net Increase (Decrease)—Institutional Shares	145,022	2,211	467,816	6,983
Institutional Plus Shares
Issued	1,819,175	12,121	3,613,868	21,550
Issued in Lieu of Cash Distributions	97,045	622	203,574	1,283
Redeemed	(1,961,160)	(12,911)	(2,170,686)	(13,196)
Net Increase (Decrease)—Institutional Plus Shares	(44,940)	(168)	1,646,756	9,637
Institutional Select Shares[1]
Issued	1,049,579	10,581	—	—
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,474)	(24)	—	—
Net Increase (Decrease)—Institutional Select Shares	1,047,105	10,557	—	—
1 Inception was June 27, 2016, for Institutional Select Shares.

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2016, that would require recognition or disclosure in these financial statements.

Mid-Cap Index Fund

Fund Profile
As of June 30, 2016

Share-Class Characteristics
	Investor	ETF	Admiral	Institutional	Institutional
	Shares	Shares	Shares	Shares	Plus Shares
Ticker Symbol	VIMSX	VO	VIMAX	VMCIX	VMCPX
Expense Ratio[1]	0.20%	0.08%	0.08%	0.07%	0.05%
30-Day SEC Yield	1.39%	1.51%	1.51%	1.52%	1.52%

Portfolio Characteristics
			DJ
			U.S.
		CRSP US	Total
		Mid Cap	Market
	Fund	Index	FA Index
Number of Stocks	344	343	3,863
Median Market Cap	$11.1B	$11.1B	$53.0B
Price/Earnings Ratio	26.5x	25.8x	22.0x
Price/Book Ratio	2.6x	2.6x	2.7x
Return on Equity	15.6%	15.2%	16.5%
Earnings Growth
Rate	10.4%	10.4%	7.3%
Dividend Yield	1.6%	1.6%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	18%	—	—
Short-Term
Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)

			DJ
		CRSP US U.S. Total
		Mid Cap	Market
	Fund	Index	FA Index
Basic Materials	4.4%	4.4%	2.4%
Consumer Goods	14.2	14.2	10.7
Consumer Services	12.5	12.5	13.6
Financials	19.4	19.4	18.6
Health Care	8.4	8.4	13.4
Industrials	17.0	17.1	12.6
Oil & Gas	5.4	5.4	6.7
Technology	11.7	11.6	15.7
Telecommunications	1.2	1.2	2.6
Utilities	5.8	5.8	3.7

Volatility Measures
		DJ
	Spliced	U.S. Total
	Mid-Cap	Market
	Index	FA Index
R-Squared	1.00	0.94
Beta	1.00	1.02

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Equinix Inc.	Specialty REITs	0.9%
Fiserv Inc.	Financial
	Administration	0.8
Fidelity National	Financial
Information Services Inc. Administration		0.8
NVIDIA Corp.	Semiconductors	0.8
Newell Brands Inc.	Durable Household
	Products	0.8
Ross Stores Inc.	Apparel Retailers	0.7
Electronic Arts Inc.	Toys	0.7
Edwards Lifesciences
Corp.	Medical Supplies	0.7
Dollar Tree Inc.	Specialty Retailers	0.7
ConAgra Foods Inc.	Food Products	0.7
Top Ten		7.6%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 27, 2016, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2016, the annualized expense ratios were 0.19% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, 0.06% for Institutional Shares, and 0.05% for Institutional Plus Shares.

Mid-Cap Index Fund

Mid-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2005, Through June 30, 2016

Mid-Cap Index Fund Investor Shares

Spliced Mid-Cap Index

For a benchmark description, see the Glossary.

Note: For 2016, performance data reflect the six months ended June 30, 2016.

Average Annual Total Returns: Periods Ended June 30, 2016

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	5/21/1998	-1.01%	10.41%	7.66%
ETF Shares	1/26/2004
Market Price		-0.93	10.57	7.79
Net Asset Value		-0.88	10.56	7.79
Admiral Shares	11/12/2001	-0.89	10.56	7.80
Institutional Shares	5/21/1998	-0.89	10.57	7.83
Institutional Plus Shares	12/15/2010	-0.86	10.60	11.50[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

Mid-Cap Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2016

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.1%)[1]
Basic Materials (4.4%)
	Newmont Mining Corp.	11,848,064	463,496
	Freeport-McMoRan Inc.	25,169,477	280,388
	Alcoa Inc.	29,372,484	272,283
	International Flavors &
	Fragrances Inc.	1,780,532	224,472
	Celanese Corp. Class A	3,293,368	215,551
	Eastman Chemical Co.	3,137,035	213,005
	Mosaic Co.	7,813,718	204,563
	Albemarle Corp.	2,502,166	198,447
	Ashland Inc.	1,386,402	159,117
	Avery Dennison Corp.	1,992,189	148,916
	FMC Corp.	2,988,064	138,377
	CF Industries Holdings
	Inc.	5,194,433	125,186
	Reliance Steel &
	Aluminum Co.	1,532,705	117,865
	WR Grace & Co.	1,572,378	115,114
*	Axalta Coating Systems
	Ltd.	3,728,182	98,908
	Westlake Chemical Corp.	875,506	37,577
			3,013,265
Consumer Goods (14.2%)
	Newell Brands Inc.	10,673,643	518,419
*	Electronic Arts Inc.	6,562,196	497,152
	ConAgra Foods Inc.	9,746,169	465,964
	Tyson Foods Inc. Class A	6,711,756	448,278
	Dr Pepper Snapple Group
	Inc.	4,149,803	400,996
	Clorox Co.	2,888,586	399,751
	Molson Coors Brewing
	Co. Class B	3,895,505	393,952
	JM Smucker Co.	2,539,353	387,023
	Genuine Parts Co.	3,174,597	321,428
	Church & Dwight Co. Inc.	2,866,206	294,904
	Whirlpool Corp.	1,696,742	282,745
	McCormick & Co. Inc.	2,574,655	274,638
*	Mohawk Industries Inc.	1,406,621	266,920

			Market
			Value•
		Shares	($000)
	Coach Inc.	6,209,896	252,991
	DR Horton Inc.	7,870,466	247,762
	Mattel Inc.	7,604,052	237,931
	Hormel Foods Corp.	5,918,265	216,609
	Hanesbrands Inc.	8,432,144	211,900
	Hasbro Inc.	2,506,916	210,556
	Snap-on Inc.	1,298,852	204,985
*	LKQ Corp.	6,165,278	195,439
	Lennar Corp. Class A	4,223,830	194,719
	Delphi Automotive plc	3,048,826	190,857
*	Michael Kors Holdings
	Ltd.	3,807,597	188,400
	Bunge Ltd.	3,113,359	184,155
	Harley-Davidson Inc.	4,045,095	183,243
	PVH Corp.	1,810,291	170,584
	Lear Corp.	1,648,051	167,706
*,^	Under Armour Inc.
	Class A	4,091,110	164,176
*,^	lululemon athletica Inc.	2,136,527	157,804
*	Under Armour Inc.	4,160,656	151,448
*	NVR Inc.	82,510	146,896
	BorgWarner Inc.	4,861,575	143,514
	PulteGroup Inc.	6,945,064	135,359
	Leucadia National Corp.	7,272,529	126,033
	Ralph Lauren Corp.
	Class A	1,271,739	113,973
	Harman International
	Industries Inc.	1,573,619	113,017
	Polaris Industries Inc.	1,369,330	111,956
*	Edgewell Personal Care
	Co.	1,323,969	111,756
*	WABCO Holdings Inc.	1,191,919	109,144
*	WhiteWave Foods Co.
	Class A	1,973,214	92,623
	Goodyear Tire & Rubber
	Co.	2,966,485	76,120
^	Pilgrim’s Pride Corp.	1,421,108	36,210
^	Coty Inc. Class A	1,113,098	28,929
	Lennar Corp. Class B	82,620	3,078
			9,832,043

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
Consumer Services (12.5%)
	Ross Stores Inc.	8,973,127	508,687
*	Dollar Tree Inc.	4,997,656	470,979
	Nielsen Holdings plc	7,654,963	397,828
*	Ulta Salon Cosmetics &
	Fragrance Inc.	1,328,878	323,768
	Expedia Inc.	2,587,730	275,076
	Tractor Supply Co.	2,980,081	271,724
*	Chipotle Mexican Grill Inc.
	Class A	652,198	262,679
	Royal Caribbean Cruises
	Ltd.	3,845,926	258,254
	Advance Auto Parts Inc.	1,560,384	252,205
*	MGM Resorts
	International	10,729,402	242,806
	Whole Foods Market Inc.	7,170,424	229,597
^	Marriott International Inc.
	Class A	3,407,155	226,440
*,^	CarMax Inc.	4,321,693	211,893
	Interpublic Group of Cos.
	Inc.	8,988,299	207,630
	Best Buy Co. Inc.	6,153,147	188,286
	Aramark	5,424,135	181,275
	Wyndham Worldwide
	Corp.	2,500,833	178,134
	Darden Restaurants Inc.	2,689,201	170,334
	Foot Locker Inc.	3,040,081	166,779
*	IHS Inc. Class A	1,430,883	165,424
	Wynn Resorts Ltd.	1,819,073	164,881
	AmerisourceBergen Corp.
	Class A	2,049,378	162,557
*	TripAdvisor Inc.	2,523,622	162,269
	Alaska Air Group Inc.	2,753,331	160,492
	Kohl’s Corp.	4,136,446	156,854
	Tiffany & Co.	2,392,980	145,110
	Signet Jewelers Ltd.	1,752,217	144,400
	Bed Bath & Beyond Inc.	3,307,166	142,936
*	Norwegian Cruise Line
	Holdings Ltd.	3,549,927	141,429
	Starwood Hotels &
	Resorts Worldwide Inc.	1,893,785	140,045
	FactSet Research
	Systems Inc.	865,557	139,718
*	United Continental
	Holdings Inc.	3,374,865	138,504
*	Liberty SiriusXM Group
	Class C	4,470,309	137,998
*	Discovery
	Communications Inc.	5,269,570	125,679
	Staples Inc.	14,413,146	124,241
	News Corp. Class A	10,944,518	124,220
*	Liberty Interactive Corp.
	QVC Group Class A	4,783,444	121,356
	Macy’s Inc.	3,439,057	115,587
	H&R Block Inc.	5,004,787	115,110

			Market
			Value•
		Shares	($000)
	Scripps Networks
	Interactive Inc. Class A	1,803,010	112,273
	Gap Inc.	4,880,815	103,571
	Nordstrom Inc.	2,699,783	102,727
	Williams-Sonoma Inc.	1,791,705	93,402
*	Rite Aid Corp.	11,695,315	87,598
*	Discovery
	Communications Inc.
	Class A	3,356,866	84,694
*	AutoNation Inc.	1,610,092	75,642
*	Liberty SiriusXM Group
	Class A	2,168,124	67,992
*	Hertz Global Holdings Inc.	4,030,404	44,617
*	Hyatt Hotels Corp.
	Class A	522,571	25,679
	News Corp. Class B	209,094	2,440
			8,653,819
Financials (19.5%)
	Equinix Inc.	1,550,455	601,158
	Realty Income Corp.	5,752,820	399,016
	Hartford Financial
	Services Group Inc.	8,785,525	389,902
	Digital Realty Trust Inc.	3,558,287	387,818
	M&T Bank Corp.	3,195,933	377,855
	Willis Towers Watson plc	2,937,332	365,140
	Moody’s Corp.	3,688,538	345,653
	Equifax Inc.	2,658,070	341,296
	Essex Property Trust Inc.	1,461,282	333,304
	Macerich Co.	3,316,516	283,197
*	Markel Corp.	296,382	282,387
	Kimco Realty Corp.	8,904,086	279,410
	AvalonBay Communities
	Inc.	1,531,766	276,315
	Host Hotels & Resorts
	Inc.	16,691,054	270,562
	Principal Financial
	Group Inc.	6,473,901	266,142
	Federal Realty
	Investment Trust	1,583,700	262,181
	Cincinnati Financial Corp.	3,489,993	261,366
	Extra Space Storage Inc.	2,656,719	245,853
	Regions Financial Corp.	28,292,477	240,769
	SL Green Realty Corp.	2,238,903	238,376
	First Republic Bank	3,319,303	232,318
	Citizens Financial Group
	Inc.	11,479,035	229,351
	Annaly Capital
	Management Inc.	20,657,454	228,678
	FNF Group	5,888,707	220,826
	UDR Inc.	5,966,817	220,295
	XL Group plc Class A	6,329,448	210,834
	Western Union Co.	10,970,218	210,409
	KeyCorp	18,815,586	207,912
	Lincoln National Corp.	5,338,586	206,977
	VEREIT Inc.	20,211,070	204,940
*	Arch Capital Group Ltd.	2,590,960	186,549

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	CBRE Group Inc. Class A	6,743,565	178,570
*	Ally Financial Inc.	10,265,714	175,236
	Everest Re Group Ltd.	945,836	172,776
	Camden Property Trust	1,943,425	171,838
	Alexandria Real Estate
	Equities Inc.	1,650,205	170,829
	Iron Mountain Inc.	4,261,177	169,723
*	Affiliated Managers
	Group Inc.	1,202,117	169,222
	Unum Group	5,311,181	168,842
	Nasdaq Inc.	2,572,566	166,368
	Comerica Inc.	3,912,309	160,913
	Huntington Bancshares
	Inc.	17,845,941	159,543
	Torchmark Corp.	2,560,493	158,290
	MSCI Inc. Class A	2,047,979	157,940
	SEI Investments Co.	3,256,941	156,691
	New York Community
	Bancorp Inc.	10,335,437	154,928
	American Capital
	Agency Corp.	7,394,381	146,557
*	E*TRADE Financial
	Corp.	6,226,768	146,267
	CIT Group Inc.	4,506,083	143,789
	Raymond James
	Financial Inc.	2,845,667	140,291
	Reinsurance Group of
	America Inc. Class A	1,431,362	138,828
	Brixmor Property Group
	Inc.	4,789,534	126,731
	WR Berkley Corp.	2,050,752	122,881
	Invesco Ltd.	4,648,775	118,730
	Zions Bancorporation	4,563,676	114,685
	Axis Capital Holdings Ltd.	2,072,477	113,986
	Voya Financial Inc.	4,548,825	112,629
	People’s United
	Financial Inc.	6,933,467	101,645
	Jones Lang LaSalle Inc.	1,006,281	98,062
*	Liberty Broadband Corp.	1,620,246	97,215
*	Realogy Holdings Corp.	3,278,926	95,154
*	Alleghany Corp.	163,575	89,897
	Lazard Ltd. Class A	2,894,815	86,208
	Assurant Inc.	691,057	59,645
	Navient Corp.	3,692,230	44,122
*	Liberty Broadband Corp.
	Class A	276,857	16,445
*	Santander Consumer
	USA Holdings Inc.	1,189,902	12,292
			13,424,557
Health Care (8.3%)
*	Edwards Lifesciences
	Corp.	4,729,237	471,647
	CR Bard Inc.	1,637,443	385,061
	DENTSPLY SIRONA Inc.	5,231,301	324,550
*	Henry Schein Inc.	1,832,862	324,050

			Market
			Value•
		Shares	($000)
*	Laboratory Corp. of
	America Holdings	2,287,077	297,937
*	DaVita HealthCare
	Partners Inc.	3,689,649	285,284
*	Incyte Corp.	3,561,811	284,874
	Universal Health
	Services Inc. Class B	2,004,904	268,858
*	BioMarin
	Pharmaceutical Inc.	3,444,174	267,957
*	Centene Corp.	3,617,151	258,156
	Quest Diagnostics Inc.	3,159,501	257,215
*	Waters Corp.	1,717,538	241,572
*	Medivation Inc.	3,677,029	221,725
*	Hologic Inc.	6,228,049	215,490
	ResMed Inc.	3,136,312	198,309
*	IDEXX Laboratories Inc.	1,999,928	185,713
	Cooper Cos. Inc.	1,080,943	185,457
*	Jazz Pharmaceuticals plc	1,282,250	181,195
*	Varian Medical
	Systems Inc.	2,126,908	174,896
*	Mallinckrodt plc	2,442,280	148,442
*	Alkermes plc	3,376,925	145,951
*	Quintiles Transnational
	Holdings Inc.	1,868,177	122,029
*	Envision Healthcare
	Holdings Inc.	4,173,494	105,881
*	Alnylam Pharmaceuticals
	Inc.	1,622,282	90,020
	Patterson Cos. Inc.	1,878,801	89,976
*	Endo International plc	2,239,663	34,916
			5,767,161
Industrials (17.1%)
*	Fiserv Inc.	4,965,064	539,851
	Fidelity National
	Information Services Inc.	7,290,384	537,156
	Amphenol Corp. Class A	6,876,905	394,253
	Roper Technologies Inc.	2,260,210	385,501
	Vulcan Materials Co.	2,974,572	358,020
*	TransDigm Group Inc.	1,124,089	296,411
	Fastenal Co.	6,452,111	286,409
*	FleetCor Technologies
	Inc.	1,963,729	281,069
	WW Grainger Inc.	1,232,656	280,121
*	Verisk Analytics Inc.
	Class A	3,380,368	274,080
	Martin Marietta
	Materials Inc.	1,418,946	272,438
	Rockwell Collins Inc.	2,908,008	247,588
	Global Payments Inc.	3,439,649	245,522
*	Alliance Data Systems
	Corp.	1,250,632	245,024
	Acuity Brands Inc.	978,868	242,720
	AMETEK Inc.	5,213,389	241,015
	Dover Corp.	3,465,366	240,219
	CH Robinson Worldwide
	Inc.	3,188,793	236,768

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Masco Corp.	7,432,159	229,951
	Ball Corp.	3,167,115	228,951
	L-3 Communications
	Holdings Inc.	1,546,958	226,923
	WestRock Co.	5,642,402	219,320
*	Mettler-Toledo
	International Inc.	597,690	218,109
	Kansas City Southern	2,412,041	217,301
	Pentair plc	3,632,905	211,762
	Xerox Corp.	21,495,775	203,995
	Sealed Air Corp.	4,403,516	202,430
	Expeditors International
	of Washington Inc.	4,066,643	199,428
	Fortune Brands Home &
	Security Inc.	3,426,009	198,606
*	Vantiv Inc. Class A	3,492,069	197,651
	Textron Inc.	5,404,434	197,586
*	Stericycle Inc.	1,896,761	197,491
	Total System Services
	Inc.	3,691,289	196,044
	Cintas Corp.	1,912,202	187,644
	Xylem Inc.	3,996,206	178,431
	JB Hunt Transport
	Services Inc.	2,013,225	162,930
*	Crown Holdings Inc.	3,115,811	157,878
	Fluor Corp.	3,110,316	153,276
*	Waste Connections Inc.	1,955,192	140,872
*	Trimble Navigation Ltd.	5,609,026	136,636
*	Jacobs Engineering
	Group Inc.	2,723,872	135,676
	Wabtec Corp.	1,912,418	134,309
*	Sensata Technologies
	Holding NV	3,801,098	132,620
*	United Rentals Inc.	1,972,342	132,344
	Flowserve Corp.	2,912,577	131,561
	Hubbell Inc. Class B	1,224,535	129,152
*	Arrow Electronics Inc.	2,042,206	126,413
	Owens Corning	2,446,928	126,066
	Macquarie Infrastructure
	Corp.	1,612,570	119,411
	Avnet Inc.	2,866,231	116,111
	Robert Half International
	Inc.	2,782,503	106,180
	B/E Aerospace Inc.	2,279,615	105,261
	ManpowerGroup Inc.	1,594,610	102,597
	FLIR Systems Inc.	3,069,971	95,016
	Allison Transmission
	Holdings Inc.	3,217,870	90,840
*	First Data Corp. Class A	7,181,341	79,497
	AGCO Corp.	783,635	36,933
			11,767,367
Oil & Gas (5.4%)
*	Concho Resources Inc.	2,937,959	350,410
	EQT Corp.	3,857,932	298,720
	Marathon Oil Corp.	18,931,599	284,163

			Market
			Value•
		Shares	($000)
	National Oilwell Varco
	Inc.	8,421,466	283,382
	Cabot Oil & Gas Corp.	10,385,646	267,327
	Cimarex Energy Co.	2,117,773	252,693
	Columbia Pipeline Group
	Inc.	8,921,299	227,404
	Devon Energy Corp.	5,559,544	201,534
	Tesoro Corp.	2,679,902	200,778
*	Cheniere Energy Inc.	4,471,690	167,912
	Range Resources Corp.	3,602,355	155,406
	Helmerich & Payne Inc.	2,292,834	153,918
	OGE Energy Corp.	4,461,351	146,109
*	FMC Technologies Inc.	5,052,560	134,752
	Core Laboratories NV	978,516	121,228
*	Antero Resources Corp.	4,409,108	114,549
*	Weatherford
	International plc	19,976,291	110,868
	HollyFrontier Corp.	3,937,358	93,591
	Murphy Oil Corp.	1,828,041	58,040
	Energen Corp.	1,084,948	52,305
*	Continental Resources
	Inc.	1,043,204	47,226
	Oceaneering
	International Inc.	707	21
			3,722,336
Technology (11.7%)
	NVIDIA Corp.	11,328,975	532,575
*	Cerner Corp.	6,795,375	398,209
	Lam Research Corp.	3,564,549	299,636
*	Red Hat Inc.	4,052,230	294,192
	Western Digital Corp.	5,971,539	282,215
	Symantec Corp.	13,675,276	280,890
	Skyworks Solutions Inc.	4,248,983	268,876
*	Citrix Systems Inc.	3,290,971	263,574
	Xilinx Inc.	5,707,476	263,286
*	Autodesk Inc.	4,765,405	257,999
	KLA-Tencor Corp.	3,477,769	254,747
	Linear Technology Corp.	5,340,358	248,487
	Harris Corp.	2,785,837	232,450
	Microchip Technology
	Inc.	4,558,166	231,373
*	Palo Alto Networks Inc.	1,875,174	229,971
*	ServiceNow Inc.	3,457,455	229,575
	Maxim Integrated
	Products Inc.	6,350,284	226,642
*	Akamai Technologies Inc.	3,725,984	208,394
	CDK Global Inc.	3,469,782	192,538
*	Workday Inc. Class A	2,505,222	187,065
*	Synopsys Inc.	3,391,496	183,412
	Juniper Networks Inc.	8,147,586	183,239
*	ANSYS Inc.	1,966,677	178,476
*,^	VeriSign Inc.	2,059,668	178,079
*	Gartner Inc.	1,750,825	170,548
*	F5 Networks Inc.	1,496,280	170,337
*	Qorvo Inc.	3,062,692	169,244
^	Seagate Technology plc	6,667,705	162,425

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	Splunk Inc.	2,960,630	160,407
*	Micron Technology Inc.	11,583,297	159,386
	NetApp Inc.	6,457,723	158,795
	Motorola Solutions Inc.	1,849,661	122,022
	Garmin Ltd.	2,529,974	107,321
*	Twitter Inc.	6,262,026	105,891
*	Nuance Communications
	Inc.	6,227,937	97,343
	Marvell Technology
	Group Ltd.	9,236,559	88,024
	Computer Sciences Corp.	1,540,118	76,467
*	IMS Health Holdings Inc.	2,576,193	65,332
*	NetSuite Inc.	897,195	65,316
	CSRA Inc.	1,810,947	42,430
*	Premier Inc. Class A	1,013,290	33,135
			8,060,323
Telecommunications (1.2%)
*	Level 3 Communications
	Inc.	6,395,148	329,286
*	SBA Communications
	Corp. Class A	2,803,535	302,614
	Frontier Communications
	Corp.	26,142,458	129,144
*	Zayo Group Holdings Inc.	2,702,048	75,468
			836,512
Utilities (5.8%)
	WEC Energy Group Inc.	7,049,182	460,312
	Eversource Energy	7,084,071	424,336
	DTE Energy Co.	4,007,369	397,210
	American Water Works
	Co. Inc.	3,969,059	335,425
	Ameren Corp.	5,419,132	290,357
	CMS Energy Corp.	6,252,795	286,753
	ONEOK Inc.	4,692,890	222,678
	CenterPoint Energy Inc.	9,137,415	219,298
	SCANA Corp.	2,872,991	217,370
	Pinnacle West Capital
	Corp.	2,482,530	201,234
	Alliant Energy Corp.	5,060,820	200,914
	NiSource Inc.	7,182,386	190,477
	AES Corp.	14,720,464	183,711
	Entergy Corp.	1,996,459	162,412
*	Calpine Corp.	8,007,233	118,107
	Avangrid Inc.	1,379,367	63,534
			3,974,128
Total Common Stocks
(Cost $56,096,529)			69,051,511
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.5%)
[2,3]	Vanguard Market
	Liquidity Fund,
	0.538%	315,694,283	315,694

	Face	Market
	Amount	Value•
	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank
Discount Notes, 0.328%,
8/3/16	4,000	3,999
[4,5] Federal Home Loan Bank
Discount Notes, 0.486%,
8/24/16	3,000	2,999
		6,998
Time Deposits (0.1%)
United States Dollar
Time Deposits, 0.130%,
7/1/16	58,976	58,976
Total Temporary Cash Investments
(Cost $381,667)		381,668
Total Investments (100.7%)
(Cost $56,478,196)		69,433,179

		Amount
		($000)
Other Assets and Liabilities (-0.7%)
Other Assets
Investment in Vanguard		5,641
Receivables for Investment Securities Sold 34,531
Receivables for Accrued Income		70,202
Receivables for Capital Shares Issued		191,240
Other Assets		1,944
Total Other Assets		303,558
Liabilities
Payables for Investment Securities
Purchased		(209,805)
Collateral for Securities on Loan		(242,733)
Payables for Capital Shares Redeemed		(280,611)
Payables to Vanguard		(33,442)
Other Liabilities		(2,629)
Total Liabilities		(769,220)
Net Assets (100%)		68,967,517

Mid-Cap Index Fund

At June 30, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	58,597,250
Undistributed Net Investment Income	39,447
Accumulated Net Realized Losses	(2,624,917)
Unrealized Appreciation (Depreciation)
Investment Securities	12,954,983
Futures Contracts	754
Net Assets	68,967,517

Investor Shares—Net Assets
Applicable to 119,448,032 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,029,156
Net Asset Value Per Share—
Investor Shares	$33.73

ETF Shares—Net Assets
Applicable to 113,044,245 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	13,965,041
Net Asset Value Per Share—
ETF Shares	$123.54

Amount
($000)
Admiral Shares—Net Assets
Applicable to 175,485,566 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	26,851,687
Net Asset Value Per Share—
Admiral Shares	$153.01

Institutional Shares—Net Assets
Applicable to 382,761,898 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	12,937,771
Net Asset Value Per Share—
Institutional Shares	$33.80

Institutional Plus Shares—Net Assets
Applicable to 67,088,719 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	11,183,862
Net Asset Value Per Share—
Institutional Plus Shares	$166.70

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $240,685,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.3% and
0.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Includes $242,733,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $5,398,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Statement of Operations

Six Months Ended
June 30, 2016
($000)
Investment Income
Income
Dividends	484,197
Interest[1]	368
Securities Lending	6,922
Total Income	491,487
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,198
Management and Administrative—Investor Shares	3,154
Management and Administrative—ETF Shares	3,726
Management and Administrative—Admiral Shares	6,795
Management and Administrative—Institutional Shares	3,241
Management and Administrative—Institutional Plus Shares	2,027
Marketing and Distribution—Investor Shares	425
Marketing and Distribution—ETF Shares	446
Marketing and Distribution—Admiral Shares	1,360
Marketing and Distribution—Institutional Shares	155
Marketing and Distribution—Institutional Plus Shares	89
Custodian Fees	281
Shareholders’ Reports—Investor Shares	111
Shareholders’ Reports—ETF Shares	143
Shareholders’ Reports—Admiral Shares	211
Shareholders’ Reports—Institutional Shares	88
Shareholders’ Reports—Institutional Plus Shares	70
Trustees’ Fees and Expenses	20
Total Expenses	24,540
Net Investment Income	466,947
Realized Net Gain (Loss)
Investment Securities Sold	253,140
Futures Contracts	11,610
Realized Net Gain (Loss)	264,750
Change in Unrealized Appreciation (Depreciation)
Investment Securities	1,617,427
Futures Contracts	(793)
Change in Unrealized Appreciation (Depreciation)	1,616,634
Net Increase (Decrease) in Net Assets Resulting from Operations	2,348,331
1 Interest income from an affiliated company of the fund was $346,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	466,947	953,963
Realized Net Gain (Loss)	264,750	2,973,439
Change in Unrealized Appreciation (Depreciation)	1,616,634	(4,924,508)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,348,331	(997,106)
Distributions
Net Investment Income
Investor Shares	(22,638)	(55,549)
ETF Shares	(87,769)	(185,676)
Admiral Shares	(161,106)	(357,030)
Institutional Shares	(78,543)	(177,330)
Institutional Plus Shares	(69,850)	(166,136)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(419,906)	(941,721)
Capital Share Transactions
Investor Shares	(221,694)	(363,862)
ETF Shares	618,651	3,479,124
Admiral Shares	1,018,068	3,709,404
Institutional Shares	283,047	1,484,151
Institutional Plus Shares	(382,798)	426,054
Net Increase (Decrease) from Capital Share Transactions	1,315,274	8,734,871
Total Increase (Decrease)	3,243,699	6,796,044
Net Assets
Beginning of Period	65,723,818	58,927,774
End of Period[1]	68,967,517	65,723,818

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $39,447,000 and ($7,594,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$32.79	$33.72	$30.02	$22.47	$19.65	$20.31
Investment Operations
Net Investment Income	.208	.444	.387	.299	.286	.233
Net Realized and Unrealized Gain (Loss)
on Investments	.918	(.939)	3.697	7.560	2.818	(.661)
Total from Investment Operations	1.126	(.495)	4.084	7.859	3.104	(.428)
Distributions
Dividends from Net Investment Income	(.186)	(. 435)	(. 384)	(. 309)	(. 284)	(. 232)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.186)	(. 435)	(. 384)	(. 309)	(. 284)	(. 232)
Net Asset Value, End of Period	$33.73	$32.79	$33.72	$30.02	$22.47	$19.65

Total Return[1]	3.45%	-1.46%	13.60%	35.00%	15.80%	-2.11%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,029	$4,140	$4,607	$4,797	$3,887	$4,168
Ratio of Total Expenses to
Average Net Assets	0.19%	0.20%	0.23%	0.24%	0.24%	0.24%
Ratio of Net Investment Income to
Average Net Assets	1.39%	1.35%	1.30%	1.16%	1.36%	1.15%
Portfolio Turnover Rate[2]	18%	15%	11%	32%	17%	22%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period $120.07		$123.50	$109.96	$82.33	$71.99	$74.42
Investment Operations
Net Investment Income	.836	1.793	1.609	1.255	1.173	.976
Net Realized and Unrealized Gain (Loss)
on Investments	3.385	(3.457)	13.524	27.668	10.329	(2.430)
Total from Investment Operations	4.221	(1.664)	15.133	28.923	11.502	(1.454)
Distributions
Dividends from Net Investment Income	(.751)	(1.766)	(1.593)	(1.293)	(1.162)	(.976)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.751)	(1.766)	(1.593)	(1.293)	(1.162)	(.976)
Net Asset Value, End of Period	$123.54	$120.07	$123.50	$109.96	$82.33	$71.99

Total Return	3.53%	-1.34%	13.76%	35.15%	15.98%	-1.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,965	$12,984	$9,879	$6,728	$3,926	$3,241
Ratio of Total Expenses to
Average Net Assets	0.07%	0.08%	0.09%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.51%	1.47%	1.44%	1.31%	1.50%	1.29%
Portfolio Turnover Rate[1]	18%	15%	11%	32%	17%	22%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period $148.72		$152.97	$136.19	$101.97	$89.15	$92.17
Investment Operations
Net Investment Income	1.034	2.214	1.987	1.550	1.450	1.212
Net Realized and Unrealized Gain (Loss)
on Investments	4.185	(4.284)	16.759	34.269	12.808	(3.023)
Total from Investment Operations	5.219	(2.070)	18.746	35.819	14.258	(1.811)
Distributions
Dividends from Net Investment Income	(.929)	(2.180)	(1.966)	(1.599)	(1.438)	(1.209)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.929)	(2.180)	(1.966)	(1.599)	(1.438)	(1.209)
Net Asset Value, End of Period	$153.01	$148.72	$152.97	$136.19	$101.97	$89.15

Total Return[1]	3.52%	-1.34%	13.76%	35.15%	15.99%	-1.97%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$26,852	$25,061	$22,125	$10,251	$6,895	$5,989
Ratio of Total Expenses to
Average Net Assets	0.07%	0.08%	0.09%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.51%	1.47%	1.44%	1.31%	1.50%	1.29%
Portfolio Turnover Rate [2]	18%	15%	11%	32%	17%	22%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$32.85	$33.79	$30.08	$22.52	$19.69	$20.36
Investment Operations
Net Investment Income	.230	.492	.442	.344	.325	.271
Net Realized and Unrealized Gain (Loss)
on Investments	.926	(.947)	3.704	7.571	2.827	(.669)
Total from Investment Operations	1.156	(.455)	4.146	7.915	3.152	(.398)
Distributions
Dividends from Net Investment Income	(. 206)	(. 485)	(. 436)	(. 355)	(. 322)	(. 272)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(. 206)	(. 485)	(. 436)	(. 355)	(. 322)	(. 272)
Net Asset Value, End of Period	$33.80	$32.85	$33.79	$30.08	$22.52	$19.69

Total Return	3.53%	-1.33%	13.78%	35.17%	16.01%	-1.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,938	$12,278	$11,172	$9,368	$7,057	$5,611
Ratio of Total Expenses to
Average Net Assets	0.06%	0.07%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.52%	1.48%	1.45%	1.32%	1.52%	1.31%
Portfolio Turnover Rate[1]	18%	15%	11%	32%	17%	22%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Institutional Plus Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period $162.03		$166.65	$148.37	$111.08	$97.12	$100.40
Investment Operations
Net Investment Income	1.145	2.461	2.210	1.726	1.624	1.358
Net Realized and Unrealized Gain (Loss)
on Investments	4.557	(4.657)	18.256	37.343	13.945	(3.280)
Total from Investment Operations	5.702	(2.196)	20.466	39.069	15.569	(1.922)
Distributions
Dividends from Net Investment Income	(1.032)	(2.424)	(2.186)	(1.779)	(1.609)	(1.358)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(1.032)	(2.424)	(2.186)	(1.779)	(1.609)	(1.358)
Net Asset Value, End of Period	$166.70	$162.03	$166.65	$148.37	$111.08	$97.12

Total Return	3.53%	-1.30%	13.79%	35.20%	16.03%	-1.91%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,184	$11,260	$11,144	$8,468	$5,428	$3,393
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to
Average Net Assets	1.53%	1.50%	1.47%	1.34%	1.54%	1.33%
Portfolio Turnover Rate[1]	18%	15%	11%	32%	17%	22%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

Mid-Cap Index Fund

During the six months ended June 30, 2016, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2012–2015), and for the period ended June 30, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2016, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Mid-Cap Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2016, the fund had contributed to Vanguard capital in the amount of $5,641,000, representing 0.01% of the fund’s net assets and 2.26% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	69,051,511	—	—
Temporary Cash Investments	315,694	65,974	—
Futures Contracts—Assets[1]	1,941	—	—
Total	69,369,146	65,974	—
1 Represents variation margin on the last day of the reporting period.

Mid-Cap Index Fund

D. At June 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	September 2016	660	68,977	694
E-mini S&P Mid-Cap 400 Index	September 2016	410	61,213	60
				754

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2016, the fund realized $937,586,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2015, the fund had available capital losses totaling $1,949,337,000 to offset future net capital gains. Of this amount, $294,968,000 is subject to expiration on December 31, 2018. Capital losses of $1,654,369,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2016; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2016, the cost of investment securities for tax purposes was $56,478,196,000. Net unrealized appreciation of investment securities for tax purposes was $12,954,983,000, consisting of unrealized gains of $15,820,697,000 on securities that had risen in value since their purchase and $2,865,714,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2016, the fund purchased $9,992,973,000 of investment securities and sold $8,328,856,000 of investment securities, other than temporary cash investments. Purchases and sales include $3,059,467,000 and $2,547,012,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Mid-Cap Index Fund

G. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		June 30, 2016	December 31, 2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	297,666	9,306	860,039	25,140
Issued in Lieu of Cash Distributions	21,585	654	52,328	1,606
Redeemed	(540,945)	(16,785)	(1,276,229)	(37,116)
Net Increase (Decrease)—Investor Shares	(221,694)	(6,825)	(363,862)	(10,370)
ETF Shares
Issued	3,185,002	26,508	12,613,214	100,772
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,566,351)	(21,600)	(9,134,090)	(72,625)
Net Increase (Decrease)—ETF Shares	618,651	4,908	3,479,124	28,147
Admiral Shares
Issued	3,002,387	20,651	7,061,299	45,458
Issued in Lieu of Cash Distributions	144,139	962	319,756	2,164
Redeemed	(2,128,458)	(14,633)	(3,671,651)	(23,756)
Net Increase (Decrease)—Admiral Shares	1,018,068	6,980	3,709,404	23,866
Institutional Shares
Issued	1,352,068	41,949	3,536,524	102,942
Issued in Lieu of Cash Distributions	72,902	2,203	165,251	5,063
Redeemed	(1,141,923)	(35,132)	(2,217,624)	(64,898)
Net Increase (Decrease)—Institutional Shares	283,047	9,020	1,484,151	43,107
Institutional Plus Shares
Issued	474,615	2,971	1,723,360	10,254
Issued in Lieu of Cash Distributions	66,532	408	158,363	984
Redeemed	(923,945)	(5,785)	(1,455,669)	(8,616)
Net Increase (Decrease)—Institutional Plus Shares	(382,798)	(2,406)	426,054	2,622

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2016, that would require recognition or disclosure in these financial statements.

Mid-Cap Growth Index Fund

Fund Profile
As of June 30, 2016

Share-Class Characteristics

	Investor	ETF	Admiral
	Shares	Shares	Shares
Ticker Symbol	VMGIX	VOT	VMGMX
Expense Ratio[1]	0.20%	0.08%	0.08%
30-Day SEC Yield	0.72%	0.84%	0.84%

Portfolio Characteristics
		CRSP US	DJ
		Mid Cap	U.S. Total
		Growth	Market
	Fund	Index	FA Index
Number of Stocks	155	155	3,863
Median Market Cap	$12.0B	$12.0B	$53.0B
Price/Earnings Ratio	32.1x	32.1x	22.0x
Price/Book Ratio	4.6x	4.6x	2.7x
Return on Equity	18.8%	18.1%	16.5%
Earnings Growth
Rate	15.3%	15.3%	7.3%
Dividend Yield	0.9%	0.9%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	25%	—	—
Short-Term
Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)

		CRSP US	DJ
		Mid Cap	U.S. Total
		Growth	Market
	Fund	Index	FA Index
Basic Materials	0.3%	0.3%	2.4%
Consumer Goods	10.5	10.5	10.7
Consumer Services	14.7	14.7	13.6
Financials	14.9	14.9	18.6
Health Care	12.8	12.8	13.4
Industrials	23.7	23.7	12.6
Oil & Gas	5.0	5.0	6.7
Technology	15.7	15.7	15.7
Telecommunications	2.2	2.2	2.6
Utilities	0.2	0.2	3.7

Volatility Measures
		DJ
	Spliced	U.S. Total
	Mid-Cap	Market
	Growth Index	FA Index
R-Squared	1.00	0.89
Beta	1.00	1.04

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Equinix Inc.	Specialty REITs	1.9%
Fiserv Inc.	Financial
	Administration	1.7
Ross Stores Inc.	Apparel Retailers	1.6
Electronic Arts Inc.	Toys	1.5
Edwards Lifesciences
Corp.	Medical Supplies	1.5
Dollar Tree Inc.	Specialty Retailers	1.5
Realty Income Corp.	Retail REITs	1.2
Cerner Corp.	Software	1.2
Amphenol Corp.	Electrical
	Components &
	Equipment	1.2
Digital Realty Trust Inc.	Industrial & Office
	REITs	1.2
Top Ten		14.5%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 27, 2016, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2016, the annualized expense ratios were 0.20% for Investor Shares, 0.08% for ETF Shares, and 0.08% for Admiral Shares.

Mid-Cap Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): August 24, 2006, Through June 30, 2016

Mid-Cap Growth Index Fund Investor Shares
Spliced Mid-Cap Growth Index
For a benchmark description, see the Glossary.
Note: For 2016, performance data reflect the six months ended June 30, 2016.

Average Annual Total Returns: Periods Ended June 30, 2016

	Inception	One	Five	Since
	Date	Year	Years	Inception
Investor Shares	8/24/2006	-3.33%	9.11%	7.85%
ETF Shares	8/17/2006
Market Price		-3.33	9.24	7.82
Net Asset Value		-3.23	9.25	7.82
Admiral Shares	9/27/2011	-3.25	—	13.41

See Financial Highlights for dividend and capital gains information.

Mid-Cap Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2016

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.7%)[1]
Basic Materials (0.3%)
*	Axalta Coating Systems
	Ltd.	841,811	22,333

Consumer Goods (10.5%)
*	Electronic Arts Inc.	1,481,681	112,252
	Church & Dwight Co. Inc.	647,086	66,579
	McCormick & Co. Inc.	581,322	62,010
*	Mohawk Industries Inc.	317,636	60,275
	Hormel Foods Corp.	1,337,235	48,943
	Hanesbrands Inc.	1,903,591	47,837
	Snap-on Inc.	293,257	46,282
*	LKQ Corp.	1,391,804	44,120
*	Michael Kors Holdings
	Ltd.	859,505	42,528
*,^	Under Armour Inc.
	Class A	922,357	37,014
*	lululemon athletica Inc.	481,721	35,580
*	Under Armour Inc.	938,032	34,144
*	NVR Inc.	18,641	33,187
	Harman International
	Industries Inc.	355,772	25,551
	Polaris Industries Inc.	309,597	25,313
*	WABCO Holdings Inc.	269,316	24,661
*	WhiteWave Foods Co.
	Class A	446,649	20,966
			767,242
Consumer Services (14.7%)
	Ross Stores Inc.	2,025,994	114,854
*	Dollar Tree Inc.	1,128,443	106,345
*	Ulta Salon Cosmetics &
	Fragrance Inc.	300,017	73,096

			Market
			Value•
		Shares	($000)
	Expedia Inc.	584,251	62,106
	Tractor Supply Co.	672,781	61,344
*	Chipotle Mexican Grill Inc.
	Class A	147,244	59,304
	Advance Auto Parts Inc.	352,282	56,939
*	MGM Resorts
	International	2,422,193	54,814
^	Marriott International Inc.
	Class A	769,200	51,121
*	CarMax Inc.	975,637	47,836
	Wyndham Worldwide Corp.	565,337	40,269
*	IHS Inc. Class A	322,579	37,293
*	TripAdvisor Inc.	568,972	36,585
	Alaska Air Group Inc.	620,790	36,186
	Signet Jewelers Ltd.	395,062	32,557
*	Norwegian Cruise Line
	Holdings Ltd.	800,299	31,884
	FactSet Research
	Systems Inc.	195,896	31,622
*	Liberty Interactive Corp.
	QVC Group Class A	1,081,097	27,427
	Scripps Networks
	Interactive Inc. Class A	407,165	25,354
	Williams-Sonoma Inc.	405,363	21,132
*	AutoNation Inc.	364,544	17,126
	Tiffany & Co.	270,172	16,383
*	Discovery Communications
	Inc.	597,644	14,254
*	Discovery Communications
	Inc. Class A	380,802	9,608
*	Hyatt Hotels Corp. Class A	117,997	5,798
			1,071,237

Mid-Cap Growth Index Fund

			Market
			Value•
		Shares	($000)
Financials (14.9%)
	Equinix Inc.	350,077	135,735
	Realty Income Corp.	1,298,835	90,087
	Digital Realty Trust Inc.	803,375	87,560
	Moody’s Corp.	832,794	78,041
	Essex Property Trust Inc.	329,917	75,251
	AvalonBay Communities
	Inc.	345,885	62,394
	Federal Realty Investment
	Trust	357,610	59,202
	Extra Space Storage Inc.	599,852	55,510
	VEREIT Inc.	4,566,844	46,308
*	CBRE Group Inc. Class A	1,522,264	40,310
	Alexandria Real Estate
	Equities Inc.	372,111	38,521
	Equifax Inc.	299,757	38,489
*	Affiliated Managers
	Group Inc.	271,391	38,204
	MSCI Inc. Class A	461,746	35,610
	SEI Investments Co.	734,306	35,327
*	E*TRADE Financial Corp.	1,403,744	32,974
	Macerich Co.	373,901	31,927
	Brixmor Property Group
	Inc.	1,082,341	28,639
*	Liberty Broadband Corp.	365,888	21,953
*	Realogy Holdings Corp.	740,316	21,484
	Camden Property Trust	219,133	19,376
	Lazard Ltd. Class A	328,661	9,787
*	Liberty Broadband Corp.
	Class A	62,585	3,718
			1,086,407
Health Care (12.8%)
*	Edwards Lifesciences
	Corp.	1,067,786	106,490
	CR Bard Inc.	369,697	86,938
	DENTSPLY SIRONA Inc.	1,181,044	73,272
*	DaVita HealthCare
	Partners Inc.	833,028	64,410
*	Incyte Corp.	804,127	64,314
*	BioMarin Pharmaceutical
	Inc.	777,546	60,493
*	Centene Corp.	816,646	58,284
*	Waters Corp.	387,799	54,544
*	Medivation Inc.	830,098	50,055
	ResMed Inc.	708,048	44,770
*	IDEXX Laboratories Inc.	451,974	41,970

			Market
			Value•
		Shares	($000)
	Cooper Cos. Inc.	244,067	41,875
*	Jazz Pharmaceuticals plc	289,108	40,854
*	Varian Medical Systems
	Inc.	480,819	39,538
*	Alkermes plc	761,324	32,904
*	Quintiles Transnational
	Holdings Inc.	422,445	27,594
*	Envision Healthcare
	Holdings Inc.	942,507	23,911
*	Alnylam Pharmaceuticals
	Inc.	367,213	20,377
			932,593
Industrials (23.6%)
*	Fiserv Inc.	1,121,073	121,894
	Amphenol Corp. Class A	1,552,644	89,013
	Roper Technologies Inc.	510,325	87,041
	Vulcan Materials Co.	671,573	80,831
*	TransDigm Group Inc.	253,784	66,920
	Fastenal Co.	1,456,614	64,659
*	FleetCor Technologies Inc.	443,420	63,467
	WW Grainger Inc.	278,284	63,240
*	Verisk Analytics Inc.
	Class A	763,218	61,882
	Martin Marietta
	Materials Inc.	320,328	61,503
	Global Payments Inc.	776,549	55,430
*	Alliance Data Systems
	Corp.	282,376	55,323
	Acuity Brands Inc.	220,984	54,795
	AMETEK Inc.	1,176,987	54,412
	CH Robinson Worldwide
	Inc.	719,929	53,455
	Masco Corp.	1,677,879	51,914
*	Mettler-Toledo
	International Inc.	134,929	49,238
	Kansas City Southern	544,549	49,058
	Pentair plc	820,128	47,805
	Expeditors International
	of Washington Inc.	918,976	45,067
	Fortune Brands Home &
	Security Inc.	774,229	44,882
*	Vantiv Inc. Class A	789,278	44,673
*	Stericycle Inc.	428,153	44,579
	Total System Services Inc.	834,214	44,305
	JB Hunt Transport
	Services Inc.	453,877	36,732

Mid-Cap Growth Index Fund

			Market
			Value•
		Shares	($000)
*	Waste Connections Inc.	441,719	31,826
*	Trimble Navigation Ltd.	1,264,413	30,801
	Wabtec Corp.	431,205	30,284
*	Sensata Technologies
	Holding NV	859,005	29,971
	Macquarie Infrastructure
	Corp.	364,174	26,967
	Robert Half International
	Inc.	629,645	24,027
	B/E Aerospace Inc.	515,494	23,803
*	First Data Corp. Class A	1,626,833	18,009
*	United Rentals Inc.	223,262	14,981
			1,722,787
Oil & Gas (4.9%)
*	Concho Resources Inc.	663,377	79,121
	EQT Corp.	871,018	67,443
	Cabot Oil & Gas Corp.	2,344,671	60,352
*	Cheniere Energy Inc.	1,008,301	37,862
	Range Resources Corp.	812,087	35,033
	Cimarex Energy Co.	238,839	28,498
	Core Laboratories NV	221,299	27,417
*	Antero Resources Corp.	995,633	25,867
			361,593
Technology (15.6%)
*	Cerner Corp.	1,534,297	89,910
	Lam Research Corp.	804,815	67,653
*	Red Hat Inc.	914,920	66,423
	Skyworks Solutions Inc.	959,260	60,702
	NVIDIA Corp.	1,279,012	60,126
*	Citrix Systems Inc.	742,995	59,506
*	Autodesk Inc.	1,075,837	58,246
	Linear Technology Corp.	1,205,663	56,100
	Microchip Technology Inc.	1,029,062	52,235
*	Palo Alto Networks Inc.	423,401	51,926
*	ServiceNow Inc.	780,560	51,829
*	Akamai Technologies Inc.	841,156	47,046
	CDK Global Inc.	783,334	43,467
*	Workday Inc. Class A	565,534	42,228
*	VeriSign Inc.	465,564	40,253
*	ANSYS Inc.	443,420	40,240
*	Gartner Inc.	395,217	38,498
*	F5 Networks Inc.	337,348	38,404
*	Qorvo Inc.	692,350	38,259

			Market
			Value•
		Shares	($000)
*	Splunk Inc.	667,510	36,166
	Xilinx Inc.	643,448	29,682
	KLA-Tencor Corp.	392,077	28,720
*	Twitter Inc.	1,413,984	23,910
*	NetSuite Inc.	202,789	14,763
*	Premier Inc. Class A	230,352	7,533
			1,143,825
Telecommunications (2.2%)
*	Level 3 Communications
	Inc.	1,443,887	74,346
*	SBA Communications
	Corp. Class A	632,949	68,320
*	Zayo Group Holdings Inc.	612,049	17,095
			159,761
Utilities (0.2%)
*	Calpine Corp.	906,792	13,375
Total Common Stocks
(Cost $6,532,458)			7,281,153
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
[2,3]	Vanguard Market
	Liquidity Fund,
	0.538%	27,970,609	27,971

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
[4,5]	Federal Home Loan Bank
	Discount Notes, 0.390%,
	9/7/16	400	399
[4,5]	Federal Home Loan Bank
	Discount Notes,
	0.400%-0.450%, 9/16/16	300	300
			699
Total Temporary Cash Investments
(Cost $28,670)			28,670
Total Investments (100.1%)
(Cost $6,561,128)			7,309,823

Mid-Cap Growth Index Fund

Amount
($000)
Other Assets and Liabilities (-0.1%)
Other Assets
Investment in Vanguard	602
Receivables for Accrued Income	3,563
Receivables for Capital Shares Issued	24,740
Other Assets	312
Total Other Assets	29,217
Liabilities
Payables for Investment Securities
Purchased	(18,560)
Collateral for Securities on Loan	(9,890)
Payables for Capital Shares Redeemed	(7,654)
Payables to Vanguard	(2,773)
Other Liabilities	(1,049)
Total Liabilities	(39,926)
Net Assets (100%)	7,299,114

At June 30, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	6,986,900
Undistributed Net Investment Income	2,109
Accumulated Net Realized Losses	(438,632)
Unrealized Appreciation (Depreciation)
Investment Securities	748,695
Futures Contracts	42
Net Assets	7,299,114

Amount
($000)
Investor Shares—Net Assets
Applicable to 11,960,350 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	479,328
Net Asset Value Per Share—
Investor Shares	$40.08

ETF Shares—Net Assets
Applicable to 32,029,266 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,264,332
Net Asset Value Per Share—
ETF Shares	$101.92

Admiral Shares—Net Assets
Applicable to 81,040,751 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,555,454
Net Asset Value Per Share—
Admiral Shares	$43.87

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,737,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Includes $9,890,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $600,000 and cash of $100,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Statement of Operations

Six Months Ended
June 30, 2016
($000)
Investment Income
Income
Dividends	28,718
Interest[1]	46
Securities Lending	938
Total Income	29,702
Expenses
The Vanguard Group—Note B
Investment Advisory Services	677
Management and Administrative—Investor Shares	352
Management and Administrative—ETF Shares	740
Management and Administrative—Admiral Shares	741
Marketing and Distribution—Investor Shares	66
Marketing and Distribution—ETF Shares	105
Marketing and Distribution—Admiral Shares	181
Custodian Fees	27
Shareholders’ Reports—Investor Shares	18
Shareholders’ Reports—ETF Shares	67
Shareholders’ Reports—Admiral Shares	38
Trustees’ Fees and Expenses	2
Total Expenses	3,014
Net Investment Income	26,688
Realized Net Gain (Loss)
Investment Securities Sold	20,409
Futures Contracts	1,246
Realized Net Gain (Loss)	21,655
Change in Unrealized Appreciation (Depreciation)
Investment Securities	134,277
Futures Contracts	7
Change in Unrealized Appreciation (Depreciation)	134,284
Net Increase (Decrease) in Net Assets Resulting from Operations	182,627
1 Interest income from an affiliated company of the fund was $43,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	26,688	56,067
Realized Net Gain (Loss)	21,655	269,315
Change in Unrealized Appreciation (Depreciation)	134,284	(475,467)
Net Increase (Decrease) in Net Assets Resulting from Operations	182,627	(150,085)
Distributions
Net Investment Income
Investor Shares	(1,263)	(3,858)
ETF Shares	(10,282)	(27,055)
Admiral Shares	(10,758)	(25,969)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Total Distributions	(22,303)	(56,882)
Capital Share Transactions
Investor Shares	(70,600)	(8,440)
ETF Shares	(102,180)	683,080
Admiral Shares	148,737	1,153,268
Net Increase (Decrease) from Capital Share Transactions	(24,043)	1,827,908
Total Increase (Decrease)	136,281	1,620,941
Net Assets
Beginning of Period	7,162,833	5,541,892
End of Period[1]	7,299,114	7,162,833

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $2,109,000 and ($2,276,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$39.22	$39.94	$35.46	$26.99	$23.43	$24.46
Investment Operations
Net Investment Income	.123	.268	.258	.169	.146	.087
Net Realized and Unrealized Gain (Loss)
on Investments	.837	(.719)	4.476	8.470	3.559	(1.027)
Total from Investment Operations	.960	(.451)	4.734	8.639	3.705	(.940)
Distributions
Dividends from Net Investment Income	(.100)	(. 269)	(. 254)	(.169)	(.145)	(. 090)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.100)	(. 269)	(. 254)	(.169)	(.145)	(. 090)
Net Asset Value, End of Period	$40.08	$39.22	$39.94	$35.46	$26.99	$23.43

Total Return[1]	2.46%	-1.13%	13.35%	32.02%	15.81%	-3.84%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$479	$542	$562	$595	$483	$503
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.23%	0.24%	0.24%	0.24%
Ratio of Net Investment Income to
Average Net Assets	0.72%	0.70%	0.79%	0.57%	0.58%	0.35%
Portfolio Turnover Rate[2]	25%	23%	17%	64%	38%	41%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$99.75	$101.57	$90.20	$68.64	$59.61	$62.23
Investment Operations
Net Investment Income	. 375	. 805	. 816	. 556	. 474	. 316
Net Realized and Unrealized Gain (Loss)
on Investments	2.109	(1.815)	11.359	21.558	9.029	(2.617)
Total from Investment Operations	2.484	(1.010)	12.175	22.114	9.503	(2.301)
Distributions
Dividends from Net Investment Income	(. 314)	(. 810)	(. 805)	(. 554)	(. 473)	(. 319)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(. 314)	(. 810)	(. 805)	(. 554)	(. 473)	(. 319)
Net Asset Value, End of Period	$101.92	$99.75	$101.57	$90.20	$68.64	$59.61

Total Return	2.50%	-1.00%	13.49%	32.23%	15.94%	-3.70%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,264	$3,302	$2,716	$1,896	$1,200	$1,095
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.09%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	0.84%	0.82%	0.93%	0.72%	0.72%	0.49%
Portfolio Turnover Rate[1]	25%	23%	17%	64%	38%	41%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

Admiral Shares
Six Months						Sept. 27,
	Ended					2011[1] to
			Year Ended December 31,
For a Share Outstanding	June 30,					Dec. 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$42.94	$43.72	$38.83	$29.55	$25.66	$25.00
Investment Operations
Net Investment Income	.161	.349	.350	.239	.205	.027
Net Realized and Unrealized Gain (Loss)
on Investments	.903	(.777)	4.886	9.279	3.889	.736
Total from Investment Operations	1.064	(.428)	5.236	9.518	4.094	.763
Distributions
Dividends from Net Investment Income	(.134)	(. 352)	(. 346)	(. 238)	(. 204)	(.103)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.134)	(. 352)	(. 346)	(. 238)	(. 204)	(.103)
Net Asset Value, End of Period	$43.87	$42.94	$43.72	$38.83	$29.55	$25.66

Total Return[2]	2.49%	-0.98%	13.48%	32.22%	15.96%	3.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,555	$3,319	$2,264	$1,566	$913	$525
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.09%	0.09%	0.10%	0.10%[3]
Ratio of Net Investment Income to
Average Net Assets	0.84%	0.82%	0.93%	0.72%	0.72%	0.49%[3]
Portfolio Turnover Rate [4]	25%	23%	17%	64%	38%	41%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, ETF Shares, and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

Mid-Cap Growth Index Fund

During the six months ended June 30, 2016, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2012–2015), and for the period ended June 30, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2016, or at any time during the period then ended.

Mid-Cap Growth Index Fund

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2016, the fund had contributed to Vanguard capital in the amount of $602,000, representing 0.01% of the fund’s net assets and 0.24% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	7,281,153	—	—
Temporary Cash Investments	27,971	699	—
Futures Contracts—Assets[1]	214	—	—
Total	7,309,338	699	—
1 Represents variation margin on the last day of the reporting period.

Mid-Cap Growth Index Fund

D. At June 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	September 2016	100	10,451	50
E-mini S&P Mid-Cap 400 Index	September 2016	34	5,076	(8)
				42

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2016, the fund realized $100,335,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2015, the fund had available capital losses totaling $359,917,000 to offset future net capital gains. Of this amount, $73,214,000 is subject to expiration on December 31, 2018. Capital losses of $286,703,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2016; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2016, the cost of investment securities for tax purposes was $6,561,128,000. Net unrealized appreciation of investment securities for tax purposes was $748,695,000, consisting of unrealized gains of $1,099,308,000 on securities that had risen in value since their purchase and $350,613,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2016, the fund purchased $1,178,941,000 of investment securities and sold $1,187,637,000 of investment securities, other than temporary cash investments. Purchases and sales include $200,129,000 and $311,577,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Mid-Cap Growth Index Fund

G. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		June 30, 2016	December 31, 2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	55,170	1,452	238,852	5,803
Issued in Lieu of Cash Distributions	1,228	32	3,761	96
Redeemed	(126,998)	(3,340)	(251,053)	(6,150)
Net Increase (Decrease)—Investor Shares	(70,600)	(1,856)	(8,440)	(251)
ETF Shares
Issued	213,157	2,177	2,076,252	19,811
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(315,337)	(3,250)	(1,393,172)	(13,450)
Net Increase (Decrease)—ETF Shares	(102,180)	(1,073)	683,080	6,361
Admiral Shares
Issued	626,192	15,127	1,742,625	38,699
Issued in Lieu of Cash Distributions	9,912	232	23,858	555
Redeemed	(487,367)	(11,618)	(613,215)	(13,738)
Net Increase (Decrease)—Admiral Shares	148,737	3,741	1,153,268	25,516

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2016, that would require recognition or disclosure in these financial statements.

Mid-Cap Value Index Fund

Fund Profile
As of June 30, 2016

Share-Class Characteristics

	Investor	ETF	Admiral
	Shares	Shares	Shares
Ticker Symbol	VMVIX	VOE	VMVAX
Expense Ratio[1]	0.20%	0.08%	0.08%
30-Day SEC Yield	1.94%	2.06%	2.06%

Portfolio Characteristics
		CRSP US	DJ
		Mid Cap	U.S. Total
		Value	Market
	Fund	Index	FA Index
Number of Stocks	206	201	3,863
Median Market Cap	$10.5B	$10.5B	$53.0B
Price/Earnings Ratio	22.8x	22.0x	22.0x
Price/Book Ratio	1.9x	1.9x	2.7x
Return on Equity	13.1%	12.9%	16.5%
Earnings Growth
Rate	6.3%	6.3%	7.3%
Dividend Yield	2.2%	2.2%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	24%	—	—
Short-Term
Reserves	-0.1%	—	—

Sector Diversification (% of equity exposure)

		CRSP US	DJ
		Mid Cap	U.S. Total
		Value	Market
	Fund	Index	FA Index
Basic Materials	7.9%	7.9%	2.4%
Consumer Goods	17.6	17.5	10.7
Consumer Services	10.7	10.6	13.6
Financials	23.5	23.4	18.6
Health Care	4.5	4.5	13.4
Industrials	11.3	11.2	12.6
Oil & Gas	5.3	5.8	6.7
Technology	8.2	8.1	15.7
Telecommunications	0.3	0.4	2.6
Utilities	10.7	10.6	3.7

Volatility Measures
		DJ
	Spliced	U.S. Total
	Mid-Cap	Market
	Value Index	FA Index
R-Squared	1.00	0.96
Beta	1.00	0.99

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Fidelity National	Financial
Information Services Inc. Administration		1.5%
Newell Brands Inc.	Durable Household
	Products	1.4
ConAgra Foods Inc.	Food Products	1.3
Newmont Mining Corp.	Gold Mining	1.3
WEC Energy Group Inc.	Multiutilities	1.3
Tyson Foods Inc.	Food Products	1.2
Eversource Energy	Conventional
	Electricity	1.2
Dr Pepper Snapple
Group Inc.	Soft Drinks	1.1
Clorox Co.	Nondurable
	Household Products	1.1
Nielsen Holdings plc	Media Agencies	1.1
Top Ten		12.5%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 27, 2016, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2016, the annualized expense ratios were 0.20% for Investor Shares, 0.08% for ETF Shares, and 0.08% for Admiral Shares.

Mid-Cap Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): August 24, 2006, Through June 30, 2016

Spliced Mid-Cap Value Index

For a benchmark description, see the Glossary.

Note: For 2016, performance data reflect the six months ended June 30, 2016.

Average Annual Total Returns: Periods Ended June 30, 2016

	Inception	One	Five	Since
	Date	Year	Years	Inception
Investor Shares	8/24/2006	1.13%	11.59%	7.86%
ETF Shares	8/17/2006
Market Price		1.22	11.74	7.93
Net Asset Value		1.26	11.74	7.93
Admiral Shares	9/27/2011	1.27	—	16.18

See Financial Highlights for dividend and capital gains information.

Mid-Cap Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2016

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Common Stocks (99.9%)[1]
Basic Materials (7.9%)
Newmont Mining Corp.	3,403,487	133,144
Freeport-McMoRan Inc.	7,190,878	80,106
Alcoa Inc.	8,390,919	77,784
International Flavors &
Fragrances Inc.	508,338	64,086
Celanese Corp. Class A	940,305	61,543
Eastman Chemical Co.	895,673	60,816
Mosaic Co.	2,231,317	58,416
Albemarle Corp.	716,499	56,826
Ashland Inc.	396,329	45,487
Avery Dennison Corp.	568,198	42,473
FMC Corp.	852,174	39,464
CF Industries Holdings
Inc.	1,485,388	35,798
Reliance Steel &
Aluminum Co.	438,062	33,687
WR Grace & Co.	449,529	32,910
Westlake Chemical Corp.	251,034	10,774
		833,314
Consumer Goods (17.6%)
Newell Brands Inc.	3,066,151	148,923
ConAgra Foods Inc.	2,799,714	133,854
Tyson Foods Inc. Class A	1,927,992	128,771
Dr Pepper Snapple Group
Inc.	1,192,010	115,184
Clorox Co.	829,758	114,830
Molson Coors Brewing
Co. Class B	1,118,976	113,162
JM Smucker Co.	729,439	111,174
Genuine Parts Co.	906,709	91,804
Whirlpool Corp.	484,136	80,676
Coach Inc.	1,772,479	72,211
DR Horton Inc.	2,246,504	70,720
Mattel Inc.	2,170,649	67,920
Hasbro Inc.	715,858	60,125
Delphi Automotive plc	870,663	54,503
Lennar Corp. Class A	1,170,890	53,978

			Market
			Value•
		Shares	($000)
	Bunge Ltd.	889,369	52,606
	Harley-Davidson Inc.	1,155,590	52,348
	PVH Corp.	517,261	48,742
	Lear Corp.	470,874	47,916
	BorgWarner Inc.	1,386,275	40,923
	PulteGroup Inc.	1,984,885	38,685
	Leucadia National Corp.	2,078,927	36,028
	Ralph Lauren Corp.
	Class A	363,434	32,571
*	Edgewell Personal
	Care Co.	378,523	31,951
	Goodyear Tire & Rubber
	Co.	849,132	21,789
	Pilgrim’s Pride Corp.	408,558	10,410
^	Coty Inc. Class A	318,374	8,275
	Lennar Corp. Class B	59,277	2,208
			1,842,287
Consumer Services (10.7%)
	Nielsen Holdings plc	2,198,946	114,279
	Royal Caribbean Cruises
	Ltd.	1,097,323	73,685
	Whole Foods Market Inc.	2,046,901	65,542
	Interpublic Group of Cos.
	Inc.	2,566,303	59,282
	Best Buy Co. Inc.	1,757,695	53,785
	Aramark	1,549,731	51,792
	Darden Restaurants Inc.	768,422	48,672
	Foot Locker Inc.	868,869	47,666
	Wynn Resorts Ltd.	519,726	47,108
	AmerisourceBergen Corp.
	Class A	585,699	46,458
	Kohl’s Corp.	1,179,747	44,736
	Bed Bath & Beyond Inc.	943,261	40,768
	Starwood Hotels &
	Resorts Worldwide Inc.	540,187	39,947
*	United Continental
	Holdings Inc.	962,267	39,491
*	Liberty SiriusXM Group
	Class C	1,278,365	39,463
	Staples Inc.	4,119,343	35,509

Mid-Cap Value Index Fund

			Market
			Value•
		Shares	($000)
	News Corp. Class A	2,988,968	33,925
	Macy’s Inc.	984,184	33,078
	H&R Block Inc.	1,430,766	32,908
	Gap Inc.	1,395,885	29,621
	Nordstrom Inc.	772,402	29,390
*	Rite Aid Corp.	3,345,700	25,059
	Tiffany & Co.	342,522	20,771
*	Liberty SiriusXM Group	621,428	19,488
*	Discovery
	Communications Inc.	755,247	18,013
*	Hertz Global Holdings Inc.	1,156,583	12,803
*	Discovery
	Communications Inc.
	Class A	482,496	12,173
	News Corp. Class B	198,909	2,321
	Interval Leisure Group Inc.	1	—
			1,117,733
Financials (23.4%)
	Hartford Financial
	Services Group Inc.	2,523,694	112,001
	M&T Bank Corp.	918,068	108,543
	Willis Towers Watson plc	843,771	104,889
*	Markel Corp.	84,667	80,669
	Kimco Realty Corp.	2,541,485	79,752
	Host Hotels & Resorts
	Inc.	4,765,336	77,246
	Principal Financial Group
	Inc.	1,847,202	75,938
	Cincinnati Financial Corp.	996,121	74,599
	Regions Financial Corp.	8,075,099	68,719
	SL Green Realty Corp.	639,192	68,055
	First Republic Bank	947,621	66,324
	Annaly Capital
	Management Inc.	5,897,073	65,281
	FNF Group	1,681,606	63,060
	UDR Inc.	1,703,724	62,901
	Citizens Financial Group
	Inc.	3,104,484	62,027
	XL Group plc Class A	1,807,422	60,205
	Western Union Co.	3,132,513	60,082
	KeyCorp	5,372,820	59,370
	Lincoln National Corp.	1,524,465	59,103
*	Arch Capital Group Ltd.	740,191	53,294
*	Ally Financial Inc.	2,934,190	50,087
	Everest Re Group Ltd.	270,267	49,370
	Equifax Inc.	379,623	48,744
	Iron Mountain Inc.	1,217,869	48,508
	Unum Group	1,517,485	48,241
	Nasdaq Inc.	735,220	47,547
	Comerica Inc.	1,118,350	45,998
	Huntington Bancshares
	Inc.	5,101,035	45,603
	Torchmark Corp.	730,221	45,142
	New York Community
	Bancorp Inc.	2,947,478	44,183

			Market
			Value•
		Shares	($000)
	American Capital Agency
	Corp.	2,108,997	41,800
	CIT Group Inc.	1,285,357	41,016
	Macerich Co.	473,634	40,444
	Raymond James
	Financial Inc.	811,504	40,007
	Reinsurance Group of
	America Inc. Class A	408,279	39,599
	WR Berkley Corp.	586,225	35,127
	Invesco Ltd.	1,329,551	33,957
	Zions Bancorporation	1,304,628	32,785
	Axis Capital Holdings Ltd.	593,143	32,623
	Voya Financial Inc.	1,300,115	32,191
	People’s United Financial
	Inc.	1,982,514	29,064
	Jones Lang LaSalle Inc.	287,599	28,026
*	Alleghany Corp.	46,798	25,719
	Camden Property Trust	277,668	24,551
	Assurant Inc.	198,055	17,094
	Navient Corp.	1,059,485	12,661
	Lazard Ltd. Class A	412,757	12,292
*	Santander Consumer
	USA Holdings Inc.	347,492	3,590
	Legg Mason Inc.	222	6
			2,458,033
Health Care (4.5%)
*	Henry Schein Inc.	525,484	92,906
*	Laboratory Corp. of
	America Holdings	653,247	85,099
	Universal Health Services
	Inc. Class B	572,106	76,719
	Quest Diagnostics Inc.	901,826	73,418
*	Hologic Inc.	1,778,590	61,539
*	Mallinckrodt plc	696,659	42,343
	Patterson Cos. Inc.	537,507	25,741
*	Endo International plc	642,933	10,023
			467,788
Industrials (11.3%)
	Fidelity National
	Information Services Inc.	2,094,299	154,308
	Rockwell Collins Inc.	830,026	70,668
	Dover Corp.	989,241	68,574
	Ball Corp.	904,136	65,360
	L-3 Communications
	Holdings Inc.	441,659	64,787
	WestRock Co.	1,610,848	62,614
	Xerox Corp.	6,138,318	58,253
	Sealed Air Corp.	1,257,568	57,810
	Textron Inc.	1,543,515	56,431
	Cintas Corp.	546,210	53,600
	Xylem Inc.	1,141,681	50,976
*	Crown Holdings Inc.	890,539	45,124
	Fluor Corp.	889,119	43,816
*	Jacobs Engineering
	Group Inc.	776,949	38,700

Mid-Cap Value Index Fund

			Market
			Value•
		Shares	($000)
	Flowserve Corp.	830,701	37,523
	Hubbell Inc. Class B	350,016	36,916
*	Arrow Electronics Inc.	584,002	36,150
	Owens Corning	699,347	36,030
	Avnet Inc.	819,322	33,191
	ManpowerGroup Inc.	455,717	29,321
	FLIR Systems Inc.	878,140	27,178
	Allison Transmission
	Holdings Inc.	920,591	25,988
*	United Rentals Inc.	283,205	19,003
	AGCO Corp.	224,962	10,602
			1,182,923
Oil & Gas (5.3%)
	Marathon Oil Corp.	5,437,799	81,621
	National Oilwell Varco Inc.	2,403,933	80,892
	Devon Energy Corp.	1,587,938	57,563
	Tesoro Corp.	765,306	57,337
	Helmerich & Payne Inc.	653,849	43,893
	OGE Energy Corp.	1,272,600	41,678
*	FMC Technologies Inc.	1,442,444	38,470
	Cimarex Energy Co.	302,125	36,049
*	Weatherford International
	plc	5,710,266	31,692
	HollyFrontier Corp.	1,126,108	26,768
	Murphy Oil Corp.	523,110	16,609
	Energen Corp.	310,644	14,976
*	Continental Resources Inc.	299,823	13,573
	Columbia Pipeline Group
	Inc.	529,990	13,509
	Oceaneering International
	Inc.	134	4
			554,634
Other (0.0%)[2]
*	Safeway Inc CVR
	(Casa Ley) Exp. 01/30/2018 1,233		—
*	Safeway Inc CVR (PDC)
	Exp. 01/30/2017	1,233	—
			—
Technology (8.2%)
	Western Digital Corp.	1,705,983	80,625
	Symantec Corp.	3,908,325	80,277
	NVIDIA Corp.	1,618,146	76,069
	Harris Corp.	795,212	66,353
	Maxim Integrated
	Products Inc.	1,812,732	64,696
*	Synopsys Inc.	968,842	52,395
	Juniper Networks Inc.	2,327,617	52,348
	Seagate Technology plc	1,901,414	46,319
*	Micron Technology Inc.	3,303,665	45,458
	NetApp Inc.	1,845,768	45,387
	Xilinx Inc.	814,267	37,562
	KLA-Tencor Corp.	496,228	36,349
	Motorola Solutions Inc.	529,317	34,919
	Garmin Ltd.	723,480	30,690

		Market
		Value•
	Shares	($000)
* Nuance Communications
Inc.	1,781,591	27,846
Marvell Technology Group
Ltd.	2,642,104	25,179
Computer Sciences Corp.	440,820	21,887
* IMS Health Holdings Inc.	737,887	18,713
CSRA Inc.	520,093	12,186
		855,258
Telecommunications (0.3%)
Frontier Communications
Corp.	7,476,856	36,936

Utilities (10.7%)
WEC Energy Group Inc.	2,024,979	132,231
Eversource Energy	2,034,966	121,894
DTE Energy Co.	1,151,172	114,104
American Water Works
Co. Inc.	1,140,075	96,348
Ameren Corp.	1,548,189	82,952
CMS Energy Corp.	1,786,299	81,920
ONEOK Inc.	1,339,898	63,578
CenterPoint Energy Inc.	2,609,038	62,617
SCANA Corp.	820,360	62,068
Alliant Energy Corp.	1,448,814	57,518
Pinnacle West Capital
Corp.	708,967	57,469
NiSource Inc.	2,051,765	54,413
AES Corp.	4,205,887	52,490
Entergy Corp.	570,565	46,415
Avangrid Inc.	395,214	18,204
* Calpine Corp.	1,149,505	16,955
		1,121,176
Total Common Stocks
(Cost $9,494,591)		10,470,082
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.2%)
[3,4] Vanguard Market
Liquidity Fund,
0.538%	19,385,770	19,386

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.0%)
[5,6] Federal Home Loan Bank
Discount Notes, 0.335%,
7/22/16	2,800	2,799
Total Temporary Cash Investments
(Cost $22,185)		22,185
Total Investments (100.1%)
(Cost $9,516,776)		10,492,267

Mid-Cap Value Index Fund

Amount
($000)
Other Assets and Liabilities (-0.1%)
Other Assets
Investment in Vanguard	838
Receivables for Investment Securities Sold	15
Receivables for Accrued Income	15,394
Receivables for Capital Shares Issued	8,326
Other Assets	13,603
Total Other Assets	38,176
Liabilities
Payables for Investment Securities
Purchased	(34,830)
Collateral for Securities on Loan	(2,514)
Payables for Capital Shares Redeemed	(6,587)
Payables to Vanguard	(2,896)
Total Liabilities	(46,827)
Net Assets (100%)	10,483,616

At June 30, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	9,918,185
Undistributed Net Investment Income	11,766
Accumulated Net Realized Losses	(422,083)
Unrealized Appreciation (Depreciation)
Investment Securities	975,491
Futures Contracts	257
Net Assets	10,483,616

Amount
($000)
Investor Shares—Net Assets
Applicable to 17,070,591 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	598,514
Net Asset Value Per Share—
Investor Shares	$35.06

ETF Shares—Net Assets
Applicable to 56,082,098 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,994,372
Net Asset Value Per Share—
ETF Shares	$89.05

Admiral Shares—Net Assets
Applicable to 106,019,445 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,890,730
Net Asset Value Per Share—
Admiral Shares	$46.13

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,420,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 0.0%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
4 Includes $2,514,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $1,100,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Statement of Operations

Six Months Ended
June 30, 2016
($000)
Investment Income
Income
Dividends	97,885
Interest[1]	84
Securities Lending	676
Total Income	98,645
Expenses
The Vanguard Group—Note B
Investment Advisory Services	922
Management and Administrative—Investor Shares	411
Management and Administrative—ETF Shares	1,020
Management and Administrative—Admiral Shares	919
Marketing and Distribution—Investor Shares	78
Marketing and Distribution—ETF Shares	154
Marketing and Distribution—Admiral Shares	233
Custodian Fees	51
Shareholders’ Reports—Investor Shares	17
Shareholders’ Reports—ETF Shares	101
Shareholders’ Reports—Admiral Shares	40
Trustees’ Fees and Expenses	3
Total Expenses	3,949
Net Investment Income	94,696
Realized Net Gain (Loss)
Investment Securities Sold	78,347
Futures Contracts	2,036
Realized Net Gain (Loss)	80,383
Change in Unrealized Appreciation (Depreciation)
Investment Securities	264,960
Futures Contracts	68
Change in Unrealized Appreciation (Depreciation)	265,028
Net Increase (Decrease) in Net Assets Resulting from Operations	440,107
1 Interest income from an affiliated company of the fund was $80,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	94,696	171,890
Realized Net Gain (Loss)	80,383	289,945
Change in Unrealized Appreciation (Depreciation)	265,028	(628,256)
Net Increase (Decrease) in Net Assets Resulting from Operations	440,107	(166,421)
Distributions
Net Investment Income
Investor Shares	(4,735)	(11,384)
ETF Shares	(42,431)	(84,188)
Admiral Shares	(38,719)	(73,446)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Total Distributions	(85,885)	(169,018)
Capital Share Transactions
Investor Shares	(9,177)	(17,234)
ETF Shares	479,257	1,106,022
Admiral Shares	836,536	1,138,592
Net Increase (Decrease) from Capital Share Transactions	1,306,616	2,227,380
Total Increase (Decrease)	1,660,838	1,891,941
Net Assets
Beginning of Period	8,822,778	6,930,837
End of Period[1]	10,483,616	8,822,778

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $11,766,000 and $2,955,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$33.86	$35.19	$31.38	$23.16	$20.34	$20.85
Investment Operations
Net Investment Income	. 305.658		.539	.441	.423	.417
Net Realized and Unrealized Gain (Loss)
on Investments	1.173	(1.341)	3.804	8.218	2.813	(.509)
Total from Investment Operations	1.478	(.683)	4.343	8.659	3.236	(.092)
Distributions
Dividends from Net Investment Income	(. 278)	(. 647)	(. 533)	(. 439)	(. 416)	(. 418)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 278)	(. 647)	(. 533)	(. 439)	(. 416)	(. 418)
Net Asset Value, End of Period	$35.06	$33.86	$35.19	$31.38	$23.16	$20.34

Total Return[1]	4.38%	-1.91%	13.84%	37.42%	15.91%	-0.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$599	$588	$628	$640	$487	$455
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.23%	0.24%	0.24%	0.24%
Ratio of Net Investment Income to
Average Net Assets	1.99%	2.01%	1.86%	1.80%	2.21%	1.97%
Portfolio Turnover Rate[2]	24%	20%	14%	46%	33%	41%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$85.99	$89.39	$79.73	$58.82	$51.67	$52.97
Investment Operations
Net Investment Income	.826	1.785	1.504	1.232	1.156	1.134
Net Realized and Unrealized Gain (Loss)
on Investments	2.989	(3.427)	9.647	20.901	7.130	(1.297)
Total from Investment Operations	3.815	(1.642)	11.151	22.133	8.286	(.163)
Distributions
Dividends from Net Investment Income	(.755)	(1.758)	(1.491)	(1.223)	(1.136)	(1.137)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.755)	(1.758)	(1.491)	(1.223)	(1.136)	(1.137)
Net Asset Value, End of Period	$89.05	$85.99	$89.39	$79.73	$58.82	$51.67

Total Return	4.46%	-1.80%	13.98%	37.65%	16.04%	-0.32%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,994	$4,351	$3,407	$2,256	$1,147	$785
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.09%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.11%	2.13%	2.00%	1.95%	2.35%	2.11%
Portfolio Turnover Rate[1]	24%	20%	14%	46%	33%	41%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

Admiral Shares
Six Months						Sept. 27,
	Ended					2011[1] to
			Year Ended December 31,
For a Share Outstanding	June 30,					Dec. 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$44.54	$46.30	$41.30	$30.47	$26.77	$25.00
Investment Operations
Net Investment Income	. 427	. 924.780		. 638	. 598.157
Net Realized and Unrealized Gain (Loss)
on Investments	1.553	(1.775)	4.994	10.826	3.692	2.165
Total from Investment Operations	1.980	(.851)	5.774	11.464	4.290	2.322
Distributions
Dividends from Net Investment Income	(. 390)	(. 909)	(.774)	(. 634)	(. 590)	(. 552)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 390)	(. 909)	(.774)	(. 634)	(. 590)	(. 552)
Net Asset Value, End of Period	$46.13	$44.54	$46.30	$41.30	$30.47	$26.77

Total Return[2]	4.47%	-1.80%	13.98%	37.66%	16.02%	9.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,891	$3,884	$2,896	$1,753	$724	$268
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.09%	0.09%	0.10%	0.10%[3]
Ratio of Net Investment Income to
Average Net Assets	2.11%	2.13%	2.00%	1.95%	2.35%	2.11%[3]
Portfolio Turnover Rate [4]	24%	20%	14%	46%	33%	41%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, ETF Shares, and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

Mid-Cap Value Index Fund

During the six months ended June 30, 2016, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2012–2015), and for the period ended June 30, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2016, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Mid-Cap Value Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2016, the fund had contributed to Vanguard capital in the amount of $838,000, representing 0.01% of the fund’s net assets and 0.34% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	10,470,082	—	—
Temporary Cash Investments	19,386	2,799	—
Futures Contracts—Assets[1]	367	—	—
Total	10,489,835	2,799	—
1 Represents variation margin on the last day of the reporting period.

Mid-Cap Value Index Fund

D. At June 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	September 2016	165	17,244	248
E-mini S&P MidCap 400 Index	September 2016	61	9,107	9
				257

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2016, the fund realized $236,367,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2015, the fund had available capital losses totaling $265,910,000 to offset future net capital gains. Of this amount, $4,037,000 is subject to expiration on December 31, 2018. Capital losses of $261,873,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2016; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2016, the cost of investment securities for tax purposes was $9,516,776,000. Net unrealized appreciation of investment securities for tax purposes was $975,491,000, consisting of unrealized gains of $1,500,404,000 on securities that had risen in value since their purchase and $524,913,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2016, the fund purchased $3,140,023,000 of investment securities and sold $1,803,185,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,068,878,000 and $665,554,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Mid-Cap Value Index Fund

G. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		June 30, 2016	December 31, 2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	124,456	3,733	252,836	7,160
Issued in Lieu of Cash Distributions	4,593	134	11,039	331
Redeemed	(138,226)	(4,174)	(281,109)	(7,951)
Net Increase (Decrease)—Investor Shares	(9,177)	(307)	(17,234)	(460)
ETF Shares
Issued	1,156,070	13,238	2,585,412	28,956
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(676,813)	(7,750)	(1,479,390)	(16,475)
Net Increase (Decrease)—ETF Shares	479,257	5,488	1,106,022	12,481
Admiral Shares
Issued	1,252,123	28,363	1,833,183	39,490
Issued in Lieu of Cash Distributions	34,813	770	65,747	1,498
Redeemed	(450,400)	(10,300)	(760,338)	(16,347)
Net Increase (Decrease)—Admiral Shares	836,536	18,833	1,138,592	24,641

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2016, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2015	6/30/2016	Period
Based on Actual Fund Return
Extended Market Index Fund
Investor Shares	$1,000.00	$1,024.47	$1.11
ETF Shares	1,000.00	1,025.17	0.45
Admiral Shares	1,000.00	1,025.16	0.45
Institutional Shares	1,000.00	1,025.25	0.35
Institutional Plus Shares	1,000.00	1,025.39	0.25
Institutional Select Shares (Since Inception: 6/27/2016)	1,000.00	1,050.70	0.05
Mid-Cap Index Fund
Investor Shares	$1,000.00	$1,034.47	$0.96
ETF Shares	1,000.00	1,035.33	0.35
Admiral Shares	1,000.00	1,035.24	0.35
Institutional Shares	1,000.00	1,035.33	0.30
Institutional Plus Shares	1,000.00	1,035.34	0.25
Mid-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,024.55	$1.01
ETF Shares	1,000.00	1,025.01	0.40
Admiral Shares	1,000.00	1,024.87	0.40
Mid-Cap Value Index Fund
Investor Shares	$1,000.00	$1,043.85	$1.02
ETF Shares	1,000.00	1,044.63	0.41
Admiral Shares	1,000.00	1,044.67	0.41

Six Months Ended June 30, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2015	6/30/2016	Period
Based on Hypothetical 5% Yearly Return
Extended Market Index Fund
Investor Shares	$1,000.00	$1,023.77	$1.11
ETF Shares	1,000.00	1,024.42	0.45
Admiral Shares	1,000.00	1,024.42	0.45
Institutional Shares	1,000.00	1,024.52	0.35
Institutional Plus Shares	1,000.00	1,024.61	0.25
Institutional Select Shares (Since Inception: 6/27/2016)	1,000.00	1,000.36	0.05
Mid-Cap Index Fund
Investor Shares	$1,000.00	$1,023.92	$0.96
ETF Shares	1,000.00	1,024.52	0.35
Admiral Shares	1,000.00	1,024.52	0.35
Institutional Shares	1,000.00	1,024.57	0.30
Institutional Plus Shares	1,000.00	1,024.61	0.25
Mid-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,023.87	$1.01
ETF Shares	1,000.00	1,024.47	0.40
Admiral Shares	1,000.00	1,024.47	0.40
Mid-Cap Value Index Fund
Investor Shares	$1,000.00	$1,023.87	$1.01
ETF Shares	1,000.00	1,024.47	0.40
Admiral Shares	1,000.00	1,024.47	0.40

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Extended Market Index Fund, 0.22% for Investor Shares, 0.09% for ETF Shares, 0.09% for Admiral Shares, 0.07% for Institutional Shares, 0.05% for Institutional Plus Shares, and 0.01% for Institutional Select Shares (since inception); for the Mid-Cap Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, 0.06% for Institutional Shares, and 0.05% for Institutional Plus Shares; for the Mid-Cap Growth Index Fund, 0.20% for Investor Shares, 0.08% for ETF Shares, and 0.08% for Admiral Shares; and for the Mid-Cap Value Index Fund, 0.20% for Investor Shares, 0.08% for ETF Shares, and 0.08% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366 for Investor, ETF, Admiral, Institutional, and Institutional Plus Shares, and 4/366 for Institutional Select Shares).

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Extended Market Index Fund, Mid-Cap Index Fund, Mid-Cap Growth Index Fund, and Mid-Cap Value Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard)—through its Equity Index Group. The board determined that continuing the funds’ internalized management structure was in the best interests of each fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue. Information about the funds’ most recent performance can be found on the Performance Summary pages of this report.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory fee rate was also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that each fund’s at-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Mid-Cap Growth Index: MSCI US Mid Cap Growth Index through April 16, 2013; CRSP US Mid Cap Growth Index thereafter.

Spliced Mid-Cap Index: S&P MidCap 400 Index through May 16, 2003; MSCI US Mid Cap 450 Index through January 30, 2013; CRSP US Mid Cap Index thereafter.

Spliced Mid-Cap Value Index: MSCI US Mid Cap Value Index through April 16, 2013; CRSP US Mid Cap Value Index thereafter.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 198 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]

F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of
the Board. Principal Occupation(s) During the Past
Five Years and Other Experience: Chairman of the
Board of The Vanguard Group, Inc., and of each of
the investment companies served by The Vanguard
Group, since January 2010; Director of The Vanguard
Group since 2008; Chief Executive Officer and
President of The Vanguard Group, and of each of
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing
Corporation; Managing Director of The Vanguard
Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years and Other
Experience: Executive Chief Staff and Marketing
Officer for North America and Corporate Vice President
(retired 2008) of Xerox Corporation (document manage-
ment products and services); Executive in Residence
and 2009–2010 Distinguished Minett Professor at
the Rochester Institute of Technology; Lead Director
of SPX FLOW, Inc. (multi-industry manufacturing);
Director of the United Way of Rochester, the University
of Rochester Medical Center, Monroe Community
College Foundation, North Carolina A&T University,
and Roberts Wesleyan College.

Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
Occupation(s) During the Past Five Years and Other
Experience: Chairman and Chief Executive Officer
(retired 2009) and President (2006–2008) of
Rohm and Haas Co. (chemicals); Director of Tyco
International plc (diversified manufacturing and
services), HP Inc. (printer and personal computer
manufacturing), and Delphi Automotive plc
(automotive components); Senior Advisor at
New Mountain Capital.

Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years and
Other Experience: President of the University of
Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Sciences, and Professor of Communication, Annenberg
School for Communication, with secondary faculty
appointments in the Department of Philosophy, School
of Arts and Sciences, and at the Graduate School of
Education, University of Pennsylvania; Trustee of the
National Constitution Center; Chair of the Presidential
Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years and
Other Experience: Corporate Vice President and
Chief Global Diversity Officer (retired 2008) and
Member of the Executive Committee (1997–2008)
of Johnson & Johnson (pharmaceuticals/medical
devices/consumer products); Director of Skytop
Lodge Corporation (hotels) and the Robert Wood
Johnson Foundation; Member of the Advisory
Board of the Institute for Women’s Leadership
at Rutgers University.

F. Joseph Loughrey
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other
Experience: President and Chief Operating Officer
(retired 2009) of Cummins Inc. (industrial machinery);
Chairman of the Board of Hillenbrand, Inc. (specialized
consumer services), and of Oxfam America; Director
of SKF AB (industrial machinery), Hyster-Yale Materials
Handling, Inc. (forklift trucks), the Lumina Foundation
for Education, and the V Foundation for Cancer
Research; Member of the Advisory Council for the
College of Arts and Letters and of the Advisory Board
to the Kellogg Institute for International Studies, both
at the University of Notre Dame.

Mark Loughridge
Born 1953. Trustee Since March 2012. Principal
Occupation(s) During the Past Five Years and Other
Experience: Senior Vice President and Chief Financial
Officer (retired 2013) at IBM (information technology
services); Fiduciary Member of IBM’s Retirement Plan
Committee (2004–2013); Director of the Dow Chemical
Company; Member of the Council on Chicago Booth.

Scott C. Malpass
Born 1962. Trustee Since March 2012. Principal
Occupation(s) During the Past Five Years and Other
Experience: Chief Investment Officer and Vice
President at the University of Notre Dame; Assistant
Professor of Finance at the Mendoza College of
Business at Notre Dame; Member of the Notre Dame
403(b) Investment Committee, the Board of Advisors
for Spruceview Capital Partners, and the Investment
Advisory Committee of Major League Baseball; Board
Member of TIFF Advisory Services, Inc., and Catholic
Investment Services, Inc. (investment advisors).

André F. Perold
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years and Other
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School
(retired 2011); Chief Investment Officer and Managing
Partner of HighVista Strategies LLC (private investment
firm); Director of Rand Merchant Bank; Overseer of
the Museum of Fine Arts Boston.

Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other
Experience: President and Chief Operating Officer
(retired 2010) of Corning Incorporated (communications
equipment); Trustee of Colby-Sawyer College and
Chairman of its Finance and Enrollment Committee;
Member of the Advisory Board of the Norris Cotton
Cancer Center.

Executive Officers

Glenn Booraem
Born 1967. Treasurer Since May 2015. Principal
Occupation(s) During the Past Five Years and
Other Experience: Principal of The Vanguard Group,
Inc.; Treasurer of each of the investment companies
served by The Vanguard Group; Controller of each of
the investment companies served by The Vanguard
Group (2010–2015); Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Years and Other Experience: Principal of The Vanguard
Group, Inc.; Chief Financial Officer of each of the
investment companies served by The Vanguard Group;
Treasurer of each of the investment companies served
by The Vanguard Group (1998–2008).

Peter Mahoney
Born 1974. Controller Since May 2015. Principal
Occupation(s) During the Past Five Years and
Other Experience: Head of Global Fund Accounting
at The Vanguard Group, Inc.; Controller of each of the
investment companies served by The Vanguard Group;
Head of International Fund Services at The Vanguard
Group (2008–2014).

Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years and Other
Experience: Managing Director of The Vanguard
Group, Inc.; General Counsel of The Vanguard Group;
Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group;
Director and Senior Vice President of Vanguard
Marketing Corporation.

Vanguard Senior ManagementTeam

Mortimer J. Buckley	James M. Norris
Kathleen C. Gubanich	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac	Michael Rollings

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	The index is a product of S&P Dow Jones Indices LLC
Direct Investor Account Services > 800-662-2739	(“SPDJI”), and has been licensed for use by Vanguard.
Standard & Poor’s® and S&P® are registered
Institutional Investor Services > 800-523-1036	trademarks of Standard & Poor’s Financial Services LLC
Text Telephone for People	(“S&P”); Dow Jones® is a registered trademark of Dow
Who Are Deaf or Hard of Hearing> 800-749-7273	Jones Trademark Holdings LLC (“Dow Jones”); S&P®
and S&P 500® are trademarks of S&P; and these
This material may be used in conjunction	trademarks have been licensed for use by SPDJI and
with the offering of shares of any Vanguard	sublicensed for certain purposes by Vanguard.
fund only if preceded or accompanied by	Vanguard product(s) are not sponsored, endorsed, sold
or promoted by SPDJI, Dow Jones, S&P, or their
the fund’s current prospectus.	respective affiliates and none of such parties make any
All comparative mutual fund data are from Lipper, a	representation regarding the advisability of investing in
Thomson Reuters Company, or Morningstar, Inc., unless	such product(s) nor do they have any liability for any
otherwise noted.	errors, omissions, or interruptions of the index.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q982 082016

Semiannual Report | June 30, 2016

Vanguard U.S. Stock Index Funds

Large-Capitalization Portfolios

Vanguard Growth Index Fund

Vanguard Value Index Fund

Vanguard Large-Cap Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
Growth Index Fund.	9
Value Index Fund.	29
Large-Cap Index Fund.	49
About Your Fund’s Expenses.	72
Trustees Approve Advisory Arrangements.	75
Glossary.	76

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Pictured is a sailing block on the Brilliant, a 1932 schooner docked in Mystic, Connecticut. A type of pulley, the sailing block helps coordinate the setting of the sails. At Vanguard, the intricate coordination of technology and people allows us to help millions of clients around the world reach their financial goals.

Your Fund’s Total Returns

Six Months Ended June 30, 2016
Total
Returns
Vanguard Growth Index Fund
Investor Shares	1.29%
ETF Shares
Market Price	1.33
Net Asset Value	1.36
Admiral™ Shares	1.36
Institutional Shares	1.37
CRSP US Large Cap Growth Index	1.39
Large-Cap Growth Funds Average	-2.38
Large-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard Value Index Fund
Investor Shares	5.43%
ETF Shares
Market Price	5.50
Net Asset Value	5.49
Admiral Shares	5.50
Institutional Shares	5.47
CRSP US Large Cap Value Index	5.53
Large-Cap Value Funds Average	2.87
Large-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

1

Your Fund’s Total Returns

Six Months Ended June 30, 2016
Total
Returns
Vanguard Large-Cap Index Fund
Investor Shares	3.40%
ETF Shares
Market Price	3.46
Net Asset Value	3.48
Admiral Shares	3.47
Institutional Shares	3.48
CRSP US Large Cap Index	3.56
Large-Cap Core Funds Average	2.21

Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

2

Your Fund’s Performance at a Glance

December 31, 2015, Through June 30, 2016
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Growth Index Fund
Investor Shares	$54.78	$55.19	$0.295	$0.000
ETF Shares	106.40	107.20	0.643	0.000
Admiral Shares	54.77	55.18	0.331	0.000
Institutional Shares	54.77	55.18	0.335	0.000
Vanguard Value Index Fund
Investor Shares	$31.82	$33.16	$0.376	$0.000
ETF Shares	81.56	84.99	1.020	0.000
Admiral Shares	31.82	33.16	0.398	0.000
Institutional Shares	31.82	33.15	0.399	0.000
Vanguard Large-Cap Index Fund
Investor Shares	$37.78	$38.72	$0.334	$0.000
ETF Shares	93.52	95.87	0.881	0.000
Admiral Shares	47.23	48.41	0.445	0.000
Institutional Shares	194.40	199.27	1.839	0.000

3

Chairman’s Letter

Dear Shareholder,

Despite significant volatility, the broad U.S. stock market managed to finish the first half of 2016 with solid gains. In general, large-capitalization value stocks exceeded their growth counterparts.

For the six months ended June 30, Vanguard Growth Index Fund returned 1.29% and Vanguard Value Index Fund returned 5.43%. Vanguard Large-Cap Index Fund, which includes both growth and value stocks, returned 3.40%. (All returns are for the funds’ Investor Shares.)

Each fund closely tracked its target index and surpassed the average return of its peers.

Stocks waxed and waned through periods of turbulence

The broad U.S. stock market fell sharply early in 2016 as concerns about China’s slower growth, weak inflation, and falling commodity prices rattled investors’ confidence. Markets rebounded in March as oil prices stabilized and investors cheered the Federal Reserve’s decision to scale back its plan for interest rate hikes this year.

Toward the end of the half year, global stock markets fell but then rose after the momentous decision by United Kingdom voters to leave the European Union.

The markets already were jittery before the June 23 “Brexit” vote. But volatility spiked afterward, as investors digested

4

the significant global economic implications and the likelihood of extended uncertainty while the separation is carried out.

The broad U.S. stock market returned roughly 4% for the six months. U.S. stocks plunged on news of the referendum’s outcome but quickly reversed. Worries about Brexit’s effect on trade and global economic growth seemed to diminish as expectations increased that major central banks would be responsive to any fallout.

International stocks had a rougher time, returning about –1%. European stocks in particular suffered as the lead-up to the Brexit referendum and subsequent uncertainty hit closer to home. Developed

Pacific markets also retreated. Emerging-market stocks were a bright spot, returning nearly 8%.

Bonds rolled to strong returns as investors weighed options

The broad U.S. bond market returned 5.31% as investors sought safe-haven assets amid questionable global economic growth, low inflation, and stock market volatility. Exceptionally low or negative yields abroad attracted foreign investors to U.S. Treasury debt. The yield of the 10-year Treasury note closed at 1.47% at the end of June, down from 2.30% at the end of December. (Bond prices and yields move in opposite directions.)

Market Barometer

			Total Returns
		Periods Ended June 30, 2016
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	3.74%	2.93%	11.88%
Russell 2000 Index (Small-caps)	2.22	-6.73	8.35
Russell 3000 Index (Broad U.S. market)	3.62	2.14	11.60
FTSE All-World ex US Index (International)	-0.92	-9.75	0.49

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	5.31%	6.00%	3.76%
Barclays Municipal Bond Index (Broad tax-exempt market)	4.33	7.65	5.33
Citigroup Three-Month U.S. Treasury Bill Index	0.11	0.14	0.05

CPI
Consumer Price Index	1.91%	1.01%	1.32%

5

The Federal Reserve has held its target for short-term interest rates steady since raising it by a quarter of a percentage point in December. During the period, the 0.25%–0.5% rate remained historically low and continued to curb returns for money market funds and savings accounts.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned 11.94%. Counter to recent trends, a number of foreign currencies strengthened against the dollar, but returns were solid even without this currency benefit.

Large-cap value stocks delivered strong results

An uncertain stock market environment combined with lackluster economic growth and near record-low interest rates led anxious investors to gravitate toward value stocks. These stocks are often attractively priced and tend to offer relatively strong dividends.

This was a reversal from a year ago, when growth stocks trumped value. As you know, growth and value stocks periodically swap market leadership. The timing of these changes is all but impossible to predict. That’s why we encourage investors to hold a broadly

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	ETF	Admiral	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Average
Growth Index Fund	0.22%	0.08%	0.08%	0.07%	1.17%
Value Index Fund	0.22	0.08	0.08	0.07	1.10
Large-Cap Index Fund	0.20	0.08	0.08	0.07	1.11

The fund expense ratios shown are from the prospectus dated April 27, 2016, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2016, the funds’ annualized expense ratios were: for the Growth Index Fund, 0.21% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares; for the Value Index Fund, 0.21% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares; and for the Large-Cap Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares. The peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2015.

Peer groups: For the Growth Index Fund, Large-Cap Growth Funds; for the Value Index Fund, Large-Cap Value Funds; and for the Large-Cap Index Fund, Large-Cap Core Funds.

6

diversified portfolio. This provides exposure to all segments of the market—including both growth and value stocks—regardless of which category is in favor at a given time.

For the half year, the Value Index Fund exceeded the Growth Index and Large-Cap Index Funds by a wide margin. The Value Index Fund benefited from its larger allocations to utilities and telecommunications. Considered less volatile than the broad market and often paying good dividends, stocks in these sectors were the period’s best performers.

The oil and gas, consumer goods, and industrial sectors significantly boosted the performance of all three funds. As oil and commodity prices have bounced back over the past few months, so have the stocks of oil and gas producers and those providing equipment, services, and distribution. Consumer goods stocks stood out as tobacco companies and food producers turned in double-digit returns. In industrials, conglomerates selling construction materials and industrial engineering products posted solid gains.

Health care and technology stocks detracted from the Growth Index and Large-Cap Index Funds’ returns. In health care, biotechnology and pharmaceuticals slid amid concerns that future profitability might be affected by increased regulatory pressures. Technology stocks suffered as internet and some software and computer services firms experienced declines.

Financials were a drag on the performance of the Value Index and Large-Cap Index Funds. The sector was among the poorest performers over the past six months as lower long-term interest rates hurt banks and financial services companies. Real estate investment trusts (REITs) were a notable exception. REITs were back in favor as investors’ concerns about rising interest rates took a back seat.

Consumer services slightly detracted from the Growth Index Fund. Stocks of travel and leisure companies and drug retailers had the weakest returns. The basic materials sector produced solid results, although it constituted a small holding in each fund. Materials stocks, which had been battered by falling commodity prices in the previous period, rebounded with the subsequent rise in prices, especially in the mining and metals groups.

A dose of discipline is crucial when markets become volatile

The heightened volatility in capital markets that surrounded the Brexit vote reminds us that nobody can control the direction of the markets or reliably predict where they’ll go in the short term. However, investors can control how they react to unstable and turbulent markets.

During periods of market adversity, it’s more important than ever to keep sight of one of Vanguard’s key principles: Maintain perspective and long-term

7

discipline. Whether you’re investing for yourself or on behalf of clients, your success is affected greatly by how you respond—or don’t respond—during turbulent markets. (You can read

Vanguard’s Principles for Investing Success at vanguard.com/research.)

As I’ve written in the past, the best course for long-term investors is generally to ignore daily market moves and not make decisions based on emotion. This is also a good time to evaluate your portfolio and make sure your asset allocation is aligned with your time horizon, goals, and risk tolerance.

The markets are unpredictable and often confounding. Keeping your long-term plans clearly in focus can help you weather these periodic storms.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 13, 2016

8

Growth Index Fund

Fund Profile
As of June 30, 2016

Share-Class Characteristics
	Investor	ETF	Admiral	Institutional
	Shares	Shares	Shares	Shares
Ticker Symbol	VIGRX	VUG	VIGAX	VIGIX
Expense Ratio[1]	0.22%	0.08%	0.08%	0.07%
30-Day SEC Yield	1.32%	1.43%	1.43%	1.44%

Portfolio Characteristics
			DJ
			U.S.
		CRSP US	Total
		Large Cap	Market
		Growth	FA
	Fund	Index	Index
Number of Stocks	330	330	3,863
Median Market Cap	$69.6B	$69.6B	$53.0B
Price/Earnings Ratio	27.3x	27.3x	22.0x
Price/Book Ratio	4.8x	4.8x	2.7x
Return on Equity	20.6%	20.1%	16.5%
Earnings Growth
Rate	12.1%	12.1%	7.3%
Dividend Yield	1.5%	1.5%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	14%	—	—
Short-Term
Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)

		CRSP US	DJ
		Large Cap	U.S. Total
		Growth	Market
	Fund	Index FA Index
Basic Materials	0.9%	0.9%	2.4%
Consumer Goods	11.9	11.9	10.7
Consumer Services	21.7	21.7	13.6
Financials	12.4	12.4	18.6
Health Care	15.0	15.0	13.4
Industrials	11.6	11.6	12.6
Oil & Gas	3.1	3.1	6.7
Technology	23.0	23.0	15.7
Telecommunications	0.4	0.4	2.6
Utilities	0.0	0.0	3.7

Volatility Measures
		DJ
	CRSP US	U.S. Total
	Large Cap	Market
	Growth Index	FA Index
R-Squared	1.00	0.95
Beta	1.00	1.05

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Apple Inc.	Computer Hardware	5.6%
Alphabet Inc.	Internet	4.6
Amazon.com Inc.	Broadline Retailers	3.2
Facebook Inc.	Internet	2.8
Coca-Cola Co.	Soft Drinks	2.0
Home Depot Inc.	Home Improvement
	Retailers	1.8
Philip Morris
International Inc.	Tobacco	1.8
Comcast Corp.	Broadcasting &
	Entertainment	1.8
Walt Disney Co.	Broadcasting &
	Entertainment	1.6
Visa Inc.	Consumer Finance	1.6
Top Ten		26.8%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 27, 2016, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2016, the annualized expense ratios were 0.21% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares.

9

Growth Index Fund

10

Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Growth Index Fund Investor Shares
Spliced Growth Index
For a benchmark description, see the Glossary.
Note: For 2016, performance data reflect the six months ended June 30, 2016.

Average Annual Total Returns: Periods Ended June 30, 2016

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	11/2/1992	1.32%	11.96%	8.52%
ETF Shares	1/26/2004
Market Price		1.41	12.12	8.64
Net Asset Value		1.47	12.12	8.67
Admiral Shares	11/13/2000	1.46	12.12	8.67
Institutional Shares	5/14/1998	1.47	12.14	8.70

See Financial Highlights for dividend and capital gains information.

11

Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2016

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.9%)[1]
Basic Materials (1.0%)
	Praxair Inc.	1,606,099	180,509
	Ecolab Inc.	1,486,220	176,266
	International Flavors &
	Fragrances Inc.	448,084	56,490
	WR Grace & Co.	396,613	29,036
*	Axalta Coating Systems
	Ltd.	940,321	24,947
			467,248
Consumer Goods (11.9%)
	Coca-Cola Co.	21,905,704	992,986
	Philip Morris International
	Inc.	8,727,521	887,763
	NIKE Inc. Class B	7,491,005	413,503
	Altria Group Inc.	5,503,548	379,525
	Colgate-Palmolive Co.	5,024,134	367,767
	Kraft Heinz Co.	3,420,557	302,651
	Reynolds American Inc.	4,821,619	260,030
	Monsanto Co.	2,457,696	254,150
	Constellation Brands Inc.
	Class A	943,638	156,078
*	Monster Beverage Corp.	857,364	137,787
*,^	Tesla Motors Inc.	616,363	130,842
*	Electronic Arts Inc.	1,652,038	125,158
	Activision Blizzard Inc.	3,118,381	123,581
	Estee Lauder Cos. Inc.
	Class A	1,251,337	113,897
	Mead Johnson Nutrition
	Co.	1,049,471	95,239
	VF Corp.	1,523,432	93,676
	Hershey Co.	772,865	87,712
	Church & Dwight Co. Inc.	721,461	74,231
	McCormick & Co. Inc.	647,986	69,121
*	Mohawk Industries Inc.	354,005	67,176
	Newell Brands Inc.	1,345,533	65,353
	Brown-Forman Corp.
	Class B	552,152	55,083
	Hormel Foods Corp.	1,490,665	54,558

			Market
			Value•
		Shares	($000)
	Hanesbrands Inc.	2,122,337	53,334
	Snap-on Inc.	326,861	51,585
*	LKQ Corp.	1,552,844	49,225
*	Michael Kors Holdings
	Ltd.	958,370	47,420
	Stanley Black & Decker
	Inc.	421,935	46,928
*,^	Under Armour Inc.
	Class A	1,030,342	41,348
*,^	lululemon athletica Inc.	538,038	39,739
*	Under Armour Inc.	1,047,801	38,140
*	NVR Inc.	20,820	37,067
	BorgWarner Inc.	1,223,413	36,115
	DR Horton Inc.	996,152	31,359
	Harman International
	Industries Inc.	396,697	28,491
	Polaris Industries Inc.	345,344	28,235
*	WABCO Holdings Inc.	300,396	27,507
	Lennar Corp. Class A	542,567	25,012
*	WhiteWave Foods Co.
	Class A	500,344	23,486
	Harley-Davidson Inc.	508,292	23,026
^	Coty Inc. Class A	281,642	7,320
	Lennar Corp. Class B	180	7
			5,943,211
Consumer Services (21.7%)
*	Amazon.com Inc.	2,256,382	1,614,712
	Home Depot Inc.	6,998,933	893,694
	Comcast Corp. Class A	13,602,577	886,752
	Walt Disney Co.	8,215,178	803,609
	McDonald’s Corp.	4,938,926	594,350
	Starbucks Corp.	7,829,605	447,227
	Walgreens Boots
	Alliance Inc.	4,862,001	404,859
	Lowe’s Cos. Inc.	5,049,070	399,735
	Costco Wholesale Corp.	2,470,034	387,894
*	Priceline Group Inc.	279,273	348,647
	TJX Cos. Inc.	3,540,050	273,398
*	Charter Communications
	Inc. Class A	1,124,352	257,072

12

Growth Index Fund

			Market
			Value•
		Shares	($000)
*	Netflix Inc.	2,290,831	209,565
	Yum! Brands Inc.	2,179,271	180,705
	Twenty-First Century Fox
	Inc. Class A	6,169,039	166,873
	Time Warner Inc.	2,103,104	154,662
	Southwest Airlines Co.	3,595,914	140,996
*	O’Reilly Automotive Inc.	515,878	139,855
	Dollar General Corp.	1,452,628	136,547
*	AutoZone Inc.	167,874	133,265
	Ross Stores Inc.	2,258,984	128,062
	CBS Corp. Class B	2,257,872	122,919
*	Dollar Tree Inc.	1,258,239	118,576
	Nielsen Holdings plc	1,927,105	100,152
	L Brands Inc.	1,371,465	92,066
*	Ulta Salon Cosmetics &
	Fragrance Inc.	334,606	81,523
	Starwood Hotels &
	Resorts Worldwide Inc.	953,155	70,486
	Expedia Inc.	651,333	69,237
	Hilton Worldwide
	Holdings Inc.	3,060,602	68,955
	Tractor Supply Co.	750,140	68,398
*	Chipotle Mexican Grill Inc.
	Class A	164,159	66,117
	Royal Caribbean Cruises
	Ltd.	968,060	65,005
	Advance Auto Parts Inc.	392,968	63,515
*	DISH Network Corp.
	Class A	1,208,558	63,328
*	Liberty Interactive Corp.
	QVC Group Class A	2,411,637	61,183
	Twenty-First Century Fox
	Inc.	2,244,416	61,160
*	MGM Resorts
	International	2,701,121	61,126
	Whole Foods Market Inc.	1,804,839	57,791
^	Marriott International Inc.
	Class A	857,515	56,990
*,^	CarMax Inc.	1,087,811	53,335
	Carnival Corp.	1,106,113	48,890
	Las Vegas Sands Corp.	1,115,432	48,510
	American Airlines Group
	Inc.	1,622,877	45,944
	Wyndham Worldwide
	Corp.	629,412	44,833
	Foot Locker Inc.	765,116	41,974
*	IHS Inc. Class A	360,116	41,633
	Wynn Resorts Ltd.	458,227	41,534
*	TripAdvisor Inc.	635,582	40,868
	Alaska Air Group Inc.	692,869	40,387
*	Sirius XM Holdings Inc.	9,763,207	38,565
	Signet Jewelers Ltd.	440,943	36,338
*	Norwegian Cruise Line
	Holdings Ltd.	893,342	35,591

			Market
			Value•
		Shares	($000)
	FactSet Research
	Systems Inc.	218,272	35,234
*	Discovery
	Communications Inc.	1,328,415	31,683
	H&R Block Inc.	1,261,528	29,015
	Scripps Networks
	Interactive Inc. Class A	456,104	28,402
	Williams-Sonoma Inc.	451,912	23,558
*	Discovery
	Communications Inc.
	Class A	852,263	21,503
*	AutoNation Inc.	405,686	19,059
	Tiffany & Co.	300,604	18,229
*	Liberty SiriusXM Group
	Class C	563,861	17,406
^	Nordstrom Inc.	339,707	12,926
*	Liberty SiriusXM Group	272,912	8,559
*	Hyatt Hotels Corp.
	Class A	132,228	6,498
*	Hertz Global Holdings Inc.	507,347	5,616
	CBS Corp. Class A	2,760	159
			10,867,255
Financials (12.4%)
	Visa Inc. Class A	10,716,509	794,843
	MasterCard Inc. Class A	5,459,980	480,806
	Simon Property Group
	Inc.	1,740,761	377,571
	American Tower
	Corporation	2,388,941	271,408
	Public Storage	829,757	212,078
	BlackRock Inc.	597,851	204,782
	Marsh & McLennan Cos.
	Inc.	2,934,584	200,902
	Crown Castle
	International Corp.	1,900,511	192,769
	Charles Schwab Corp.	6,697,190	169,506
	Intercontinental
	Exchange Inc.	636,728	162,977
	Aon plc	1,491,554	162,922
	S&P Global Inc.	1,489,734	159,789
	Welltower Inc.	2,009,919	153,095
	Equinix Inc.	390,410	151,374
	Prologis Inc.	2,956,342	144,979
	AvalonBay Communities
	Inc.	772,299	139,315
	Ventas Inc.	1,903,704	138,628
	Weyerhaeuser Co.	4,206,124	125,216
	Boston Properties Inc.	863,666	113,917
	Realty Income Corp.	1,448,336	100,457
	Digital Realty Trust Inc.	895,911	97,645
	T. Rowe Price Group Inc.	1,325,622	96,731
	General Growth
	Properties Inc.	3,228,076	96,261
	Vornado Realty Trust	955,140	95,629
	Moody’s Corp.	928,456	87,006

13

Growth Index Fund

			Market
			Value•
		Shares	($000)
	Equifax Inc.	669,111	85,914
	Essex Property Trust Inc.	367,841	83,901
	Macerich Co.	834,816	71,285
*	Markel Corp.	74,605	71,082
	Equity Residential	1,028,975	70,876
	Federal Realty Investment
	Trust	398,628	65,993
	Extra Space Storage Inc.	669,675	61,972
	SL Green Realty Corp.	563,864	60,035
	UDR Inc.	1,502,667	55,478
	VEREIT Inc.	5,090,719	51,620
	HCP Inc.	1,313,901	46,486
*	CBRE Group Inc. Class A	1,697,534	44,951
	Camden Property Trust	489,375	43,270
	Alexandria Real Estate
	Equities Inc.	417,330	43,202
	Iron Mountain Inc.	1,073,198	42,745
*	Affiliated Managers
	Group Inc.	302,564	42,592
	MSCI Inc. Class A	515,333	39,742
	SEI Investments Co.	819,633	39,432
	TD Ameritrade Holding
	Corp.	1,337,978	38,099
*	E*TRADE Financial Corp.	1,566,994	36,809
	Kimco Realty Corp.	1,122,265	35,217
	Brixmor Property Group
	Inc.	1,209,665	32,008
	Jones Lang LaSalle Inc.	253,831	24,736
*	Liberty Broadband Corp.	408,991	24,539
*	Realogy Holdings Corp.	831,435	24,128
	Raymond James Financial
	Inc.	361,553	17,824
	Lazard Ltd. Class A	364,221	10,846
*	Liberty Broadband Corp.
	Class A	70,031	4,160
			6,199,548
Health Care (15.0%)
	Bristol-Myers Squibb Co.	9,391,641	690,755
	Medtronic plc	7,882,442	683,960
	Amgen Inc.	4,226,432	643,052
	Gilead Sciences Inc.	7,492,923	625,060
	AbbVie Inc.	9,099,407	563,344
*	Allergan plc	2,225,442	514,277
*	Celgene Corp.	4,357,975	429,827
	Thermo Fisher Scientific
	Inc.	2,213,949	327,133
*	Biogen Inc.	1,232,403	298,020
	Becton Dickinson and Co.	1,194,737	202,615
	Stryker Corp.	1,684,522	201,856
*	Regeneron
	Pharmaceuticals Inc.	435,642	152,139
*	Intuitive Surgical Inc.	214,315	141,750
*	Alexion Pharmaceuticals
	Inc.	1,198,231	139,905
	Zoetis Inc.	2,790,180	132,422

			Market
			Value•
		Shares	($000)
*	Vertex Pharmaceuticals
	Inc.	1,390,619	119,621
*	Edwards Lifesciences
	Corp.	1,190,642	118,743
*	Illumina Inc.	827,612	116,180
*	Mylan NV	2,429,640	105,058
	CR Bard Inc.	412,232	96,940
*	Boston Scientific Corp.	3,819,747	89,268
	DENTSPLY SIRONA Inc.	1,316,841	81,697
*	Henry Schein Inc.	461,299	81,558
*	Laboratory Corp. of
	America Holdings	575,571	74,980
*	DaVita HealthCare
	Partners Inc.	928,744	71,810
*	Incyte Corp.	896,603	71,710
	Perrigo Co. plc	764,880	69,352
*	BioMarin Pharmaceutical
	Inc.	867,500	67,492
*	Centene Corp.	910,437	64,978
*	Waters Corp.	432,276	60,800
*	Medivation Inc.	926,189	55,849
	ResMed Inc.	789,921	49,947
*	IDEXX Laboratories Inc.	503,354	46,741
	Cooper Cos. Inc.	272,032	46,673
*	Jazz Pharmaceuticals plc	322,666	45,596
*	Varian Medical Systems
	Inc.	535,266	44,015
*	Mallinckrodt plc	614,550	37,352
*	Alkermes plc	850,483	36,758
	Universal Health Services
	Inc. Class B	252,263	33,828
*	Quintiles Transnational
	Holdings Inc.	471,122	30,774
*	Envision Healthcare
	Holdings Inc.	1,052,785	26,709
*	Alnylam Pharmaceuticals
	Inc.	411,535	22,836
			7,513,380
Industrials (11.5%)
	3M Co.	3,412,323	597,566
	United Parcel Service Inc.
	Class B	3,884,516	418,440
	Union Pacific Corp.	4,731,723	412,843
	Accenture plc Class A	3,509,512	397,593
	Danaher Corp.	3,487,167	352,204
*	PayPal Holdings Inc.	6,482,597	236,680
	Automatic Data
	Processing Inc.	2,436,549	223,846
	Boeing Co.	1,703,598	221,246
*	Fiserv Inc.	1,251,756	136,103
	Fidelity National
	Information Services Inc.	1,835,867	135,267
	Sherwin-Williams Co.	442,628	129,987
*	LinkedIn Corp. Class A	664,246	125,708
	Paychex Inc.	1,822,222	108,422

14

Growth Index Fund

			Market
			Value•
		Shares	($000)
	FedEx Corp.	680,087	103,224
	Amphenol Corp. Class A	1,731,164	99,248
	Roper Technologies Inc.	568,967	97,043
	Vulcan Materials Co.	748,781	90,123
	Rockwell Automation Inc.	732,380	84,092
	Agilent Technologies Inc.	1,842,809	81,747
*	TransDigm Group Inc.	282,983	74,620
^	Fastenal Co.	1,624,398	72,107
*	FleetCor Technologies Inc.	494,296	70,749
	WW Grainger Inc.	310,261	70,507
*	Verisk Analytics Inc.
	Class A	850,817	68,984
	Martin Marietta Materials
	Inc.	357,174	68,577
	Global Payments Inc.	865,793	61,800
*	Alliance Data Systems
	Corp.	314,795	61,675
	Acuity Brands Inc.	246,415	61,101
	AMETEK Inc.	1,312,275	60,666
	CH Robinson Worldwide
	Inc.	802,667	59,598
	Masco Corp.	1,870,755	57,881
*	Mettler-Toledo
	International Inc.	150,446	54,901
	Kansas City Southern	607,090	54,693
	Pentair plc	914,314	53,295
	Sealed Air Corp.	1,109,058	50,983
	Expeditors International
	of Washington Inc.	1,023,531	50,194
	Fortune Brands Home &
	Security Inc.	862,291	49,987
*	Vantiv Inc. Class A	879,473	49,778
*	Stericycle Inc.	477,739	49,742
	Textron Inc.	1,360,264	49,731
	Total System Services Inc.	929,646	49,373
	Cintas Corp.	481,182	47,218
	JB Hunt Transport
	Services Inc.	506,707	41,008
*	Waste Connections Inc.	493,235	35,538
*	Trimble Navigation Ltd.	1,412,547	34,410
	Wabtec Corp.	481,189	33,794
*	Sensata Technologies
	Holding NV	959,599	33,480
	Hubbell Inc. Class B	308,880	32,578
	Macquarie Infrastructure
	Corp.	408,853	30,276
	Robert Half International
	Inc.	706,402	26,956
	B/E Aerospace Inc.	574,513	26,528
	FLIR Systems Inc.	773,783	23,949
*	First Data Corp. Class A	1,811,016	20,048
*	United Rentals Inc.	248,426	16,669
	Owens Corning	308,583	15,898
			5,770,674

			Market
			Value•
		Shares	($000)
Oil & Gas (3.1%)
	Schlumberger Ltd.	3,913,617	309,489
	EOG Resources Inc.	3,098,093	258,443
	Anadarko Petroleum
	Corp.	2,873,799	153,030
	Pioneer Natural
	Resources Co.	920,854	139,242
	Kinder Morgan Inc.	5,332,228	99,819
*	Concho Resources Inc.	739,940	88,253
	Noble Energy Inc.	2,415,347	86,639
	EQT Corp.	972,439	75,296
	Cabot Oil & Gas Corp.	2,618,078	67,389
	Cimarex Energy Co.	533,032	63,601
*	Cheniere Energy Inc.	1,125,596	42,266
	Williams Cos. Inc.	1,919,275	41,514
	Range Resources Corp.	906,492	39,106
	Core Laboratories NV	246,745	30,569
*	Antero Resources Corp.	1,112,302	28,898
*	Continental Resources
	Inc.	529,852	23,986
			1,547,540
Technology (22.9%)
	Apple Inc.	29,275,805	2,798,767
*	Facebook Inc. Class A	12,356,466	1,412,097
*	Alphabet Inc. Class A	1,652,252	1,162,409
*	Alphabet Inc. Class C	1,642,402	1,136,706
	Oracle Corp.	17,510,707	716,713
	QUALCOMM Inc.	8,264,313	442,719
	Texas Instruments Inc.	5,649,832	353,962
	Broadcom Ltd.	2,197,632	341,512
*	salesforce.com Inc.	3,621,069	287,549
*	Adobe Systems Inc.	2,814,197	269,572
*	Cognizant Technology
	Solutions Corp. Class A	3,411,133	195,253
*	Yahoo! Inc.	4,813,295	180,787
	Intuit Inc.	1,368,596	152,749
	Applied Materials Inc.	6,361,829	152,493
	EMC Corp.	5,498,375	149,391
	NVIDIA Corp.	2,856,186	134,269
*	Cerner Corp.	1,710,643	100,244
	Analog Devices Inc.	1,727,952	97,871
*	Micron Technology Inc.	5,830,634	80,230
	Lam Research Corp.	897,309	75,428
*	Red Hat Inc.	1,020,019	74,053
	Skyworks Solutions Inc.	1,069,550	67,681
*	Citrix Systems Inc.	828,932	66,389
	Xilinx Inc.	1,436,655	66,273
*	Autodesk Inc.	1,199,439	64,938
	KLA-Tencor Corp.	875,390	64,122
	Linear Technology Corp.	1,344,295	62,550
	Microchip Technology
	Inc.	1,148,095	58,277
*	Palo Alto Networks Inc.	472,123	57,901
*	ServiceNow Inc.	870,336	57,790

15

Growth Index Fund

			Market
			Value•
		Shares	($000)
	Maxim Integrated
	Products Inc.	1,598,434	57,048
*	Twitter Inc.	3,157,213	53,389
*	Akamai Technologies Inc.	937,796	52,451
	CDK Global Inc.	874,060	48,502
*	Workday Inc. Class A	630,691	47,094
*	ANSYS Inc.	494,909	44,913
*	VeriSign Inc.	518,360	44,817
*	Gartner Inc.	440,953	42,953
*	F5 Networks Inc.	376,562	42,868
*	Qorvo Inc.	770,825	42,596
*	Splunk Inc.	745,490	40,391
*,^	VMware Inc. Class A	456,108	26,099
	Juniper Networks Inc.	1,031,647	23,202
*	NetSuite Inc.	227,378	16,553
*	Premier Inc. Class A	255,416	8,352
	CSRA Inc.	227,697	5,335
			11,477,258
Telecommunications (0.4%)
*	Level 3 Communications
	Inc.	1,609,969	82,897
*	SBA Communications
	Corp. Class A	705,642	76,167
*	T-Mobile US Inc.	810,108	35,053
*	Zayo Group Holdings Inc.	681,109	19,024
			213,141
Utilities (0.0%)
*	Calpine Corp.	1,007,796	14,865
Total Common Stocks
(Cost $33,823,748)			50,014,120
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.3%)
[2,3]	Vanguard Market
	Liquidity Fund,
	0.538%	173,158,067	173,158

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
[4,5]	Federal Home Loan
	Bank Discount Notes,
	0.390%, 9/7/16	1,100	1,099

[4,5]	Federal Home Loan
	Bank Discount Notes,
	0.411%, 9/21/16	1,400	1,399
			2,498
Total Temporary Cash Investments
(Cost $175,656)			175,656
Total Investments (100.2%)
(Cost $33,999,404)			50,189,776

Amount
($000)
Other Assets and Liabilities (-0.2%)
Other Assets
Investment in Vanguard	4,137
Receivables for Accrued Income	43,676
Receivables for Capital Shares Issued	17,143
Other Assets	685
Total Other Assets	65,641
Liabilities
Payables for Investment
Securities Purchased	(857)
Collateral for Securities on Loan	(121,240)
Payables for Capital Shares Redeemed	(21,269)
Payables to Vanguard	(29,697)
Other Liabilities	(5,022)
Total Liabilities	(178,085)
Net Assets (100%)	50,077,332

At June 30, 2016, net assets consisted of:

Amount
($000)
Paid-in Capital	35,137,704
Undistributed Net Investment Income	15,721
Accumulated Net Realized Losses	(1,267,534)
Unrealized Appreciation (Depreciation)
Investment Securities	16,190,372
Futures Contracts	1,069
Net Assets	50,077,332

Investor Shares—Net Assets
Applicable to 52,964,178 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,922,911
Net Asset Value Per Share—
Investor Shares	$55.19

ETF Shares—Net Assets
Applicable to 190,731,363 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	20,445,547
Net Asset Value Per Share—
ETF Shares	$107.20

16

Growth Index Fund

Amount
($000)
Admiral Shares—Net Assets
Applicable to 313,396,037 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	17,293,028
Net Asset Value Per Share—
Admiral Shares	$55.18

Institutional Shares—Net Assets
Applicable to 170,643,516 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	9,415,846
Net Asset Value Per Share—
Institutional Shares	$55.18

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $119,750,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Includes $121,240,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $2,498,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

17

Growth Index Fund

Statement of Operations

Six Months Ended
June 30, 2016
($000)
Investment Income
Income
Dividends	347,658
Interest[1]	121
Securities Lending	2,182
Total Income	349,961
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,862
Management and Administrative—Investor Shares	2,559
Management and Administrative—ETF Shares	5,854
Management and Administrative—Admiral Shares	4,520
Management and Administrative—Institutional Shares	2,409
Marketing and Distribution—Investor Shares	288
Marketing and Distribution—ETF Shares	540
Marketing and Distribution—Admiral Shares	822
Marketing and Distribution—Institutional Shares	103
Custodian Fees	218
Shareholders’ Reports—Investor Shares	73
Shareholders’ Reports—ETF Shares	218
Shareholders’ Reports—Admiral Shares	111
Shareholders’ Reports—Institutional Shares	46
Trustees’ Fees and Expenses	15
Total Expenses	19,638
Net Investment Income	330,323
Realized Net Gain (Loss)
Investment Securities Sold	796,489
Futures Contracts	1,022
Realized Net Gain (Loss)	797,511
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(456,250)
Futures Contracts	1,215
Change in Unrealized Appreciation (Depreciation)	(455,035)
Net Increase (Decrease) in Net Assets Resulting from Operations	672,799
1 Interest income from an affiliated company of the fund was $105,000.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	330,323	644,078
Realized Net Gain (Loss)	797,511	1,321,416
Change in Unrealized Appreciation (Depreciation)	(455,035)	(488,041)
Net Increase (Decrease) in Net Assets Resulting from Operations	672,799	1,477,453
Distributions
Net Investment Income
Investor Shares	(15,952)	(36,400)
ETF Shares	(125,962)	(254,190)
Admiral Shares	(103,022)	(210,975)
Institutional Shares	(57,107)	(129,494)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(302,043)	(631,059)
Capital Share Transactions
Investor Shares	(135,598)	(300,941)
ETF Shares	(402,570)	3,020,841
Admiral Shares	375,603	1,591,285
Institutional Shares	(31,600)	(318,776)
Net Increase (Decrease) from Capital Share Transactions	(194,165)	3,992,409
Total Increase (Decrease)	176,591	4,838,803
Net Assets
Beginning of Period	49,900,741	45,061,938
End of Period[1]	50,077,332	49,900,741

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $15,721,000 and ($12,559,000).

See accompanying Notes, which are an integral part of the Financial Statements.

19

Growth Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$54.78	$53.71	$47.87	$36.65	$31.79	$31.60
Investment Operations
Net Investment Income	. 326.652		.579	.508	.509	. 351
Net Realized and Unrealized Gain (Loss)
on Investments	.379	1.054	5.837	11.219	4.853	.183
Total from Investment Operations	.705	1.706	6.416	11.727	5.362	.534
Distributions
Dividends from Net Investment Income	(. 295)	(. 636)	(. 576)	(. 507)	(. 502)	(. 344)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(. 295)	(. 636)	(. 576)	(. 507)	(. 502)	(. 344)
Net Asset Value, End of Period	$55.19	$54.78	$53.71	$47.87	$36.65	$31.79

Total Return[1]	1.29%	3.17%	13.47%	32.16%	16.89%	1.71%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,923	$3,038	$3,270	$3,630	$3,105	$2,897
Ratio of Total Expenses to
Average Net Assets	0.21%	0.22%	0.23%	0.24%	0.24%	0.24%
Ratio of Net Investment Income to
Average Net Assets	1.26%	1.20%	1.17%	1.22%	1.45%	1.10%
Portfolio Turnover Rate [2]	14%	9%	9%	32%	21%	23%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Growth Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period $106.40		$104.33	$92.99	$71.19	$61.76	$61.39
Investment Operations
Net Investment Income	.704	1.420	1.268	1.112	1.087	.776
Net Realized and Unrealized Gain (Loss)
on Investments	.739	2.038	11.332	21.798	9.416	.360
Total from Investment Operations	1.443	3.458	12.600	22.910	10.503	1.136
Distributions
Dividends from Net Investment Income	(.643)	(1.388)	(1.260)	(1.110)	(1.073)	(.766)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.643)	(1.388)	(1.260)	(1.110)	(1.073)	(.766)
Net Asset Value, End of Period	$107.20	$106.40	$104.33	$92.99	$71.19	$61.76

Total Return	1.36%	3.32%	13.62%	32.38%	17.03%	1.87%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,446	$20,706	$17,340	$13,265	$8,467	$6,046
Ratio of Total Expenses to
Average Net Assets	0.07%	0.08%	0.09%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.40%	1.34%	1.31%	1.37%	1.59%	1.24%
Portfolio Turnover Rate[1]	14%	9%	9%	32%	21%	23%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Growth Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$54.77	$53.71	$47.87	$36.64	$31.79	$31.60
Investment Operations
Net Investment Income	. 363.731		. 653	. 572	. 560	. 399
Net Realized and Unrealized Gain (Loss)
on Investments	.378	1.044	5.836	11.229	4.842	.185
Total from Investment Operations	.741	1.775	6.489	11.801	5.402	.584
Distributions
Dividends from Net Investment Income	(. 331)	(.715)	(. 649)	(. 571)	(. 552)	(. 394)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(. 331)	(.715)	(. 649)	(. 571)	(. 552)	(. 394)
Net Asset Value, End of Period	$55.18	$54.77	$53.71	$47.87	$36.64	$31.79

Total Return[1]	1.36%	3.30%	13.63%	32.40%	17.01%	1.87%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,293	$16,777	$14,907	$7,903	$5,774	$4,819
Ratio of Total Expenses to
Average Net Assets	0.07%	0.08%	0.09%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.40%	1.34%	1.31%	1.37%	1.59%	1.24%
Portfolio Turnover Rate[2]	14%	9%	9%	32%	21%	23%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Growth Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$54.77	$53.70	$47.87	$36.64	$31.79	$31.60
Investment Operations
Net Investment Income	. 365.737		. 657	. 576	. 567	. 405
Net Realized and Unrealized Gain (Loss)
on Investments	.380	1.053	5.826	11.229	4.842	.186
Total from Investment Operations	.745	1.790	6.483	11.805	5.409	.591
Distributions
Dividends from Net Investment Income	(. 335)	(.720)	(. 653)	(. 575)	(. 559)	(. 401)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(. 335)	(.720)	(. 653)	(. 575)	(. 559)	(. 401)
Net Asset Value, End of Period	$55.18	$54.77	$53.70	$47.87	$36.64	$31.79

Total Return	1.37%	3.33%	13.62%	32.41%	17.04%	1.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,416	$9,380	$9,545	$8,015	$6,189	$4,726
Ratio of Total Expenses to
Average Net Assets	0.06%	0.07%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.41%	1.35%	1.32%	1.38%	1.61%	1.26%
Portfolio Turnover Rate[1]	14%	9%	9%	32%	21%	23%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Growth Index Fund

Notes to Financial Statements

Vanguard Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2016, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

24

Growth Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2012–2015), and for the period ended June 30, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2016, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

25

Growth Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2016, the fund had contributed to Vanguard capital in the amount of $4,137,000, representing 0.01% of the fund’s net assets and 1.65% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	50,014,120	—	—
Temporary Cash Investments	173,158	2,498	—
Futures Contracts—Assets[1]	685	—	—
Futures Contracts—Liabilities[1]	(2)	—	—
Total	50,187,961	2,498	—
1 Represents variation margin on the last day of the reporting period.

26

Growth Index Fund

D. At June 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	September 2016	636	66,468	1,069

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2016, the fund realized $1,026,415,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2015, the fund had available capital losses totaling $1,036,271,000 to offset future net capital gains. Of this amount, $300,177,000 is subject to expiration on December 31, 2017. Capital losses of $736,094,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2016; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2016, the cost of investment securities for tax purposes was $33,999,404,000. Net unrealized appreciation of investment securities for tax purposes was $16,190,372,000, consisting of unrealized gains of $17,029,119,000 on securities that had risen in value since their purchase and $838,747,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2016, the fund purchased $5,357,784,000 of investment securities and sold $5,524,184,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,564,067,000 and $2,091,052,000 respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

27

Growth Index Fund

G. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		June 30, 2016	December 31, 2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	195,306	3,683	480,677	8,715
Issued in Lieu of Cash Distributions	14,932	274	34,042	615
Redeemed	(345,836)	(6,458)	(815,660)	(14,748)
Net Increase (Decrease)—Investor Shares	(135,598)	(2,501)	(300,941)	(5,418)
ETF Shares
Issued	1,707,348	16,423	6,718,956	62,729
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,109,918)	(20,300)	(3,698,115)	(34,325)
Net Increase (Decrease)—ETF Shares	(402,570)	(3,877)	3,020,841	28,404
Admiral Shares
Issued	1,658,677	31,190	3,735,301	67,661
Issued in Lieu of Cash Distributions	91,862	1,684	188,346	3,407
Redeemed	(1,374,936)	(25,797)	(2,332,362)	(42,325)
Net Increase (Decrease)—Admiral Shares	375,603	7,077	1,591,285	28,743
Institutional Shares
Issued	771,425	14,532	1,835,127	33,331
Issued in Lieu of Cash Distributions	53,177	975	120,650	2,183
Redeemed	(856,202)	(16,130)	(2,274,553)	(41,972)
Net Increase (Decrease)—Institutional Shares	(31,600)	(623)	(318,776)	(6,458)

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2016, that would require recognition or disclosure in these financial statements.

28

Value Index Fund

Fund Profile
As of June 30, 2016

Share-Class Characteristics
	Investor	ETF	Admiral	Institutional
	Shares	Shares	Shares	Shares
Ticker Symbol	VIVAX	VTV	VVIAX	VIVIX
Expense Ratio[1]	0.22%	0.08%	0.08%	0.07%
30-Day SEC Yield	2.53%	2.64%	2.64%	2.65%

Portfolio Characteristics
			DJ
			U.S.
			Total
		CRSP US	Market
		Large Cap	FA
	Fund Value Index		Index
Number of Stocks	320	317	3,863
Median Market Cap	$82.7B	$70.6B	$53.0B
Price/Earnings Ratio	17.7x	17.6x	22.0x
Price/Book Ratio	2.1x	2.1x	2.7x
Return on Equity	15.0%	14.9%	16.5%
Earnings Growth
Rate	2.7%	2.5%	7.3%
Dividend Yield	2.7%	2.7%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	8%	—	—
Short-Term
Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)

			DJ
		CRSP US	U.S. Total
		Large Cap	Market
	Fund Value	Index	FA Index
Basic Materials	3.4%	3.4%	2.4%
Consumer Goods	10.6	10.6	10.7
Consumer Services	6.4	6.4	13.6
Financials	21.6	21.6	18.6
Health Care	13.1	13.1	13.4
Industrials	11.9	11.9	12.6
Oil & Gas	10.8	10.8	6.7
Technology	10.2	10.2	15.7
Telecommunications	5.3	5.3	2.6
Utilities	6.7	6.7	3.7

Volatility Measures
		DJ
	CRSP US	U.S. Total
	Large Cap	Market
	Value Index	FA Index
R-Squared	1.00	0.94
Beta	1.00	0.92

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Exxon Mobil Corp.	Integrated Oil & Gas	3.9%
Microsoft Corp.	Software	3.8
Johnson & Johnson	Pharmaceuticals	3.4
General Electric Co.	Diversified Industrials	2.9
Berkshire Hathaway Inc. Reinsurance		2.8
AT&T Inc.	Fixed Line
	Telecommunications	2.7
Verizon Communications Fixed Line
Inc.	Telecommunications	2.3
JPMorgan Chase & Co.	Banks	2.3
Procter & Gamble Co.	Nondurable
	Household Products	2.3
Wells Fargo & Co.	Banks	2.2
Top Ten		28.6%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 27, 2016, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2016, the annualized expense ratios were 0.21% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares.

29

Value Index Fund

30

Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2005, Through June 30, 2016

Spliced Value Index

For a benchmark description, see the Glossary.

Note: For 2016, performance data reflect the six months ended June 30, 2016.

Average Annual Total Returns: Periods Ended June 30, 2016

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	11/2/1992	4.51%	11.35%	6.24%
ETF Shares	1/26/2004
Market Price		4.60	11.51	6.37
Net Asset Value		4.63	11.51	6.38
Admiral Shares	11/13/2000	4.66	11.51	6.38
Institutional Shares	7/2/1998	4.63	11.52	6.41

See Financial Highlights for dividend and capital gains information.

31

Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2016

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Common Stocks (99.9%)[1]
Basic Materials (3.4%)
EI du Pont de Nemours
& Co.	3,715,604	240,771
Dow Chemical Co.	4,776,156	237,423
Air Products & Chemicals
Inc.	873,193	124,028
PPG Industries Inc.	1,131,796	117,877
LyondellBasell Industries
NV Class A	1,450,254	107,928
Newmont Mining Corp.	2,258,325	88,346
International Paper Co.	1,749,024	74,124
Nucor Corp.	1,352,403	66,822
Freeport-McMoRan Inc.	4,779,996	53,249
Alcoa Inc.	5,578,421	51,712
Celanese Corp. Class A	627,533	41,072
Eastman Chemical Co.	599,118	40,680
Mosaic Co.	1,483,822	38,846
Albemarle Corp.	478,736	37,969
Ashland Inc.	263,183	30,205
Avery Dennison Corp.	381,970	28,552
FMC Corp.	571,731	26,477
CF Industries Holdings Inc.	995,191	23,984
Reliance Steel &
Aluminum Co.	290,491	22,339
Westlake Chemical Corp.	166,031	7,126
		1,459,530
Consumer Goods (10.6%)
Procter & Gamble Co.	11,322,605	958,685
PepsiCo Inc.	6,144,078	650,904
Altria Group Inc.	4,161,001	286,943
Mondelez International
Inc. Class A	6,271,800	285,430
Kimberly-Clark Corp.	1,531,940	210,611
Ford Motor Co.	16,597,593	208,632
General Mills Inc.	2,528,449	180,329
General Motors Co.	5,894,944	166,827
Johnson Controls Inc.	2,758,023	122,070

			Market
			Value•
		Shares	($000)
	Archer-Daniels-Midland
	Co.	2,496,264	107,065
	ConAgra Foods Inc.	1,856,372	88,753
	Tyson Foods Inc. Class A	1,278,434	85,387
	Kellogg Co.	1,042,311	85,105
	Dr Pepper Snapple Group
	Inc.	790,435	76,380
	Clorox Co.	550,208	76,143
	Molson Coors Brewing Co.
	Class B	743,086	75,148
	JM Smucker Co.	483,663	73,715
	Delphi Automotive plc	1,161,201	72,691
	Genuine Parts Co.	604,660	61,222
	Campbell Soup Co.	854,836	56,872
	Whirlpool Corp.	323,142	53,848
	Newell Brands Inc.	1,016,607	49,377
	Coach Inc.	1,183,733	48,225
	Mattel Inc.	1,452,905	45,461
	Hasbro Inc.	479,818	40,300
	Stanley Black & Decker
	Inc.	318,310	35,402
	Bunge Ltd.	591,190	34,969
	PVH Corp.	343,723	32,389
	Lear Corp.	312,846	31,835
	PulteGroup Inc.	1,321,017	25,747
	Leucadia National Corp.	1,394,186	24,161
	DR Horton Inc.	748,347	23,558
	Ralph Lauren Corp.
	Class A	242,293	21,714
*	Edgewell Personal Care
	Co.	253,599	21,406
	Lennar Corp. Class A	407,680	18,794
	Harley-Davidson Inc.	384,628	17,424
	Goodyear Tire & Rubber
	Co.	568,241	14,581
^	Pilgrim’s Pride Corp.	274,937	7,005
	Lennar Corp. Class B	1,431	53
			4,475,161

32

Value Index Fund

			Market
			Value•
		Shares	($000)
Consumer Services (6.3%)
	Wal-Mart Stores Inc.	6,008,114	438,712
	CVS Health Corp.	4,568,515	437,390
	McKesson Corp.	957,186	178,659
	Target Corp.	2,506,568	175,008
	Kroger Co.	4,057,056	149,259
	Delta Air Lines Inc.	3,282,080	119,566
	Time Warner Inc.	1,588,891	116,847
	Sysco Corp.	2,157,360	109,464
*	eBay Inc.	4,642,811	108,688
	Cardinal Health Inc.	1,384,055	107,970
	Omnicom Group Inc.	1,011,335	82,414
	Viacom Inc. Class B	1,516,415	62,886
	AmerisourceBergen Corp.
	Class A	780,479	61,908
*	United Continental
	Holdings Inc.	1,285,183	52,744
	Macy’s Inc.	1,308,107	43,965
	Interpublic Group of Cos.
	Inc.	1,717,277	39,669
	Carnival Corp.	834,493	36,885
	Las Vegas Sands Corp.	843,980	36,705
	Best Buy Co. Inc.	1,168,379	35,752
	American Airlines Group
	Inc.	1,228,048	34,766
	Aramark	1,030,159	34,428
	Darden Restaurants Inc.	510,794	32,354
	Kohl’s Corp.	785,355	29,781
	Bed Bath & Beyond Inc.	629,074	27,188
	News Corp. Class A	2,125,190	24,121
	Staples Inc.	2,752,737	23,729
	Gap Inc.	947,648	20,109
*	Rite Aid Corp.	2,234,994	16,740
	Tiffany & Co.	227,500	13,796
*	Liberty SiriusXM Group	425,801	13,144
^	Nordstrom Inc.	257,101	9,783
*	Liberty SiriusXM Group
	Class A	206,461	6,475
*	Hertz Global Holdings Inc.	398,980	4,417
	News Corp. Class B	12,704	148
			2,685,470
Financials (21.6%)
*	Berkshire Hathaway Inc.
	Class B	8,140,987	1,178,734
	JPMorgan Chase & Co.	15,554,108	966,532
	Wells Fargo & Co.	19,436,344	919,922
	Bank of America Corp.	43,692,978	579,806
	Citigroup Inc.	12,484,095	529,201
	US Bancorp	6,976,400	281,358
	Chubb Ltd.	1,876,995	245,342
	American International
	Group Inc.	4,521,982	239,168
	Goldman Sachs Group
	Inc.	1,590,256	236,280
	American Express Co.	3,438,588	208,929

			Market
			Value•
		Shares	($000)
	PNC Financial Services
	Group Inc.	2,123,984	172,871
	Bank of New York
	Mellon Corp.	4,352,489	169,094
	Morgan Stanley	6,179,540	160,544
	MetLife Inc.	3,738,715	148,913
	Travelers Cos. Inc.	1,243,794	148,061
	Capital One Financial
	Corp.	2,178,335	138,346
	Prudential Financial Inc.	1,880,158	134,131
	CME Group Inc.	1,368,522	133,294
	Aflac Inc.	1,760,978	127,072
	BB&T Corp.	3,454,236	123,005
	Allstate Corp.	1,590,276	111,240
	Discover Financial
	Services	1,753,530	93,972
*	Synchrony Financial	3,547,257	89,675
	SunTrust Banks Inc.	2,131,681	87,569
	State Street Corp.	1,599,992	86,272
	Progressive Corp.	2,355,953	78,924
	Hartford Financial
	Services Group Inc.	1,673,394	74,265
	M&T Bank Corp.	608,713	71,968
	Willis Towers Watson plc	559,728	69,580
	Ameriprise Financial Inc.	705,368	63,377
	Northern Trust Corp.	922,025	61,093
	Fifth Third Bancorp	3,265,648	57,443
	Equity Residential	776,328	53,474
	Host Hotels & Resorts
	Inc.	3,169,892	51,384
	Loews Corp.	1,231,972	50,622
	Principal Financial Group
	Inc.	1,229,429	50,542
	Cincinnati Financial Corp.	664,117	49,736
	Franklin Resources Inc.	1,488,634	49,676
	Regions Financial Corp.	5,372,985	45,724
	Invesco Ltd.	1,771,332	45,240
	First Republic Bank	630,480	44,127
	Annaly Capital
	Management Inc.	3,922,948	43,427
	Citizens Financial Group
	Inc.	2,145,147	42,860
	FNF Group	1,126,797	42,255
	XL Group plc Class A	1,201,875	40,034
	Western Union Co.	2,083,171	39,955
	KeyCorp	3,583,218	39,595
	Lincoln National Corp.	1,013,734	39,303
*	Arch Capital Group Ltd.	496,698	35,762
	HCP Inc.	992,975	35,131
*	Ally Financial Inc.	1,949,635	33,280
	Everest Re Group Ltd.	179,519	32,793
	Unum Group	1,018,670	32,384
	Nasdaq Inc.	490,846	31,743
	Comerica Inc.	742,825	30,552

33

Value Index Fund

			Market
			Value•
		Shares	($000)
	Huntington Bancshares
	Inc.	3,400,796	30,403
	Torchmark Corp.	486,112	30,051
	New York Community
	Bancorp Inc.	1,967,629	29,495
	American Capital Agency
	Corp.	1,403,971	27,827
	CIT Group Inc.	859,182	27,417
	Kimco Realty Corp.	846,742	26,571
	Reinsurance Group of
	America Inc. Class A	271,732	26,355
	WR Berkley Corp.	393,778	23,595
	Zions Bancorporation	870,479	21,875
	Axis Capital Holdings Ltd.	394,187	21,680
	Voya Financial Inc.	865,109	21,420
	People’s United Financial
	Inc.	1,322,808	19,392
*	Alleghany Corp.	31,408	17,261
	Raymond James Financial
	Inc.	272,248	13,422
	Assurant Inc.	131,296	11,332
	Navient Corp.	700,899	8,376
	Lazard Ltd. Class A	275,628	8,208
*	Berkshire Hathaway Inc.
	Class A	14	3,038
*	Santander Consumer USA
	Holdings Inc.	226,537	2,340
	Legg Mason Inc.	275	8
			9,115,646
Health Care (13.1%)
	Johnson & Johnson	11,700,293	1,419,245
	Pfizer Inc.	25,797,636	908,335
	Merck & Co. Inc.	11,774,146	678,309
	UnitedHealth Group Inc.	4,044,385	571,067
	Eli Lilly & Co.	4,225,874	332,788
	Abbott Laboratories	6,249,275	245,659
*	Express Scripts Holding
	Co.	2,690,642	203,951
	Aetna Inc.	1,491,404	182,145
	Anthem Inc.	1,118,591	146,916
	Cigna Corp.	1,091,173	139,659
	Humana Inc.	633,689	113,988
*	HCA Holdings Inc.	1,413,953	108,888
	Baxter International Inc.	2,349,180	106,230
	Zimmer Biomet Holdings
	Inc.	847,533	102,026
	St. Jude Medical Inc.	1,149,815	89,686
*	Boston Scientific Corp.	2,881,866	67,349
	Quest Diagnostics Inc.	599,961	48,843
*	Hologic Inc.	1,182,936	40,930
	Universal Health Services
	Inc. Class B	192,860	25,862
	Patterson Cos. Inc.	361,429	17,309
*	Endo International plc	424,146	6,612
			5,555,797

			Market
			Value•
		Shares	($000)
Industrials (11.9%)
	General Electric Co.	39,114,977	1,231,339
	Honeywell International
	Inc.	3,241,794	377,086
	United Technologies
	Corp.	3,381,820	346,806
	Lockheed Martin Corp.	1,100,778	273,180
	Caterpillar Inc.	2,483,707	188,290
	Raytheon Co.	1,263,331	171,750
	Northrop Grumman Corp.	767,582	170,618
	Boeing Co.	1,287,106	167,156
	General Dynamics Corp.	1,105,184	153,886
	Emerson Electric Co.	2,736,586	142,740
	Illinois Tool Works Inc.	1,299,379	135,343
	Waste Management Inc.	1,889,725	125,232
	Eaton Corp. plc	1,948,222	116,367
	Norfolk Southern Corp.	1,256,367	106,955
	CSX Corp.	4,060,799	105,906
	Deere & Co.	1,207,170	97,829
	TE Connectivity Ltd.	1,521,169	86,874
	Cummins Inc.	724,655	81,480
	FedEx Corp.	513,885	77,997
	PACCAR Inc.	1,490,747	77,325
	Tyco International plc	1,809,968	77,105
	Ingersoll-Rand plc	1,097,800	69,908
	Parker-Hannifin Corp.	572,980	61,911
	Republic Services Inc.
	Class A	1,021,307	52,403
	Rockwell Collins Inc.	552,170	47,012
	Dover Corp.	661,543	45,858
	Ball Corp.	603,445	43,623
	L-3 Communications
	Holdings Inc.	293,756	43,091
	WestRock Co.	1,071,441	41,647
	Xerox Corp.	4,107,805	38,983
	Xylem Inc.	765,094	34,161
*	Crown Holdings Inc.	595,226	30,160
	Fluor Corp.	593,005	29,223
*	Jacobs Engineering
	Group Inc.	524,343	26,118
	Flowserve Corp.	554,351	25,040
*	Arrow Electronics Inc.	389,220	24,093
	Avnet Inc.	545,070	22,081
	ManpowerGroup Inc.	303,255	19,511
	Allison Transmission
	Holdings Inc.	611,800	17,271
*	United Rentals Inc.	187,968	12,613
	Owens Corning	235,384	12,127
	AGCO Corp.	156,094	7,357
			5,015,455
Oil & Gas (10.8%)
	Exxon Mobil Corp.	17,638,235	1,653,408
	Chevron Corp.	8,016,907	840,412
	Occidental Petroleum
	Corp.	3,248,754	245,476

34

Value Index Fund

			Market
			Value•
		Shares	($000)
	Schlumberger Ltd.	2,958,946	233,993
	ConocoPhillips	5,267,651	229,670
	Halliburton Co.	3,472,264	157,259
	Phillips 66	1,900,305	150,770
	Spectra Energy Corp.	2,981,507	109,213
	Valero Energy Corp.	1,995,727	101,782
	Apache Corp.	1,613,038	89,798
	Marathon Petroleum
	Corp.	2,253,793	85,554
	Baker Hughes Inc.	1,862,769	84,067
	Devon Energy Corp.	2,117,484	76,759
	Kinder Morgan Inc.	4,034,202	75,520
	Hess Corp.	1,212,528	72,873
	Marathon Oil Corp.	3,605,842	54,124
	National Oilwell Varco Inc.	1,605,509	54,025
	Columbia Pipeline Group
	Inc.	1,705,682	43,478
	Tesoro Corp.	508,905	38,127
	Williams Cos. Inc.	1,439,307	31,132
^	Helmerich & Payne Inc.	438,001	29,403
	OGE Energy Corp.	852,378	27,915
*	FMC Technologies Inc.	969,306	25,851
*	Weatherford International
	plc	3,802,137	21,102
	HollyFrontier Corp.	751,843	17,871
	Murphy Oil Corp.	350,129	11,117
	Energen Corp.	208,374	10,046
	Oceaneering International
	Inc.	50	2
			4,570,747
Other (0.0%)[2]
*	Safeway Inc. CVR
	(Casa Ley) Exp.
	01/30/2018	376	—
*	Safeway Inc. CVR (PDC)
	Exp. 01/30/2017	376	—
			—
Technology (10.2%)
	Microsoft Corp.	31,763,772	1,625,352
	Intel Corp.	20,085,633	658,809
	Cisco Systems Inc.	21,394,535	613,809
	International Business
	Machines Corp.	3,675,004	557,792
	Hewlett Packard
	Enterprise Co.	7,301,696	133,402
	EMC Corp.	4,154,213	112,870
	Corning Inc.	4,574,233	93,680
	HP Inc.	7,344,609	92,175
	Western Digital Corp.	1,137,327	53,750
	Symantec Corp.	2,604,485	53,496
	Motorola Solutions Inc.	703,678	46,422
	Harris Corp.	532,553	44,436
	CA Inc.	1,335,070	43,830
*	Synopsys Inc.	646,588	34,968

			Market
			Value•
		Shares	($000)
	Seagate Technology plc	1,267,352	30,873
	NetApp Inc.	1,226,212	30,153
	Garmin Ltd.	487,444	20,677
*	Nuance Communications
	Inc.	1,184,676	18,517
	Juniper Networks Inc.	776,264	17,458
	Marvell Technology
	Group Ltd.	1,756,320	16,738
	Computer Sciences Corp.	295,553	14,674
*	IMS Health Holdings Inc.	492,829	12,498
	CSRA Inc.	171,972	4,029
			4,330,408
Telecommunications (5.3%)
	AT&T Inc.	26,185,370	1,131,470
	Verizon Communications
	Inc.	17,339,055	968,213
	CenturyLink Inc.	2,322,689	67,381
*	T-Mobile US Inc.	609,432	26,370
	Frontier Communications
	Corp.	4,996,451	24,682
*,^	Sprint Corp.	2,529,521	11,459
			2,229,575
Utilities (6.7%)
	NextEra Energy Inc.	1,962,898	255,962
	Duke Energy Corp.	2,929,923	251,358
	Southern Co.	3,986,410	213,791
	Dominion Resources Inc.	2,621,260	204,275
	American Electric Power
	Co. Inc.	2,089,899	146,481
	Exelon Corp.	3,920,624	142,554
	PG&E Corp.	2,109,988	134,870
	Sempra Energy	1,007,242	114,846
	PPL Corp.	2,874,166	108,500
	Edison International	1,384,027	107,497
	Consolidated Edison Inc.	1,293,873	104,079
	Public Service Enterprise
	Group Inc.	2,152,077	100,308
	Xcel Energy Inc.	2,160,738	96,758
	WEC Energy Group Inc.	1,342,693	87,678
	Eversource Energy	1,349,311	80,824
	DTE Energy Co.	763,343	75,663
	American Water Works
	Co. Inc.	755,936	63,884
	FirstEnergy Corp.	1,809,327	63,164
	Entergy Corp.	762,551	62,033
	Ameren Corp.	1,036,084	55,513
	CMS Energy Corp.	1,190,915	54,615
	ONEOK Inc.	895,810	42,506
	CenterPoint Energy Inc.	1,747,206	41,933
	SCANA Corp.	549,626	41,585
	Alliant Energy Corp.	966,915	38,387
	Pinnacle West Capital
	Corp.	473,443	38,377
	NiSource Inc.	1,363,923	36,171

35

Value Index Fund

		Market
		Value•
	Shares	($000)
AES Corp.	2,814,803	35,129
Avangrid Inc.	264,409	12,179
* Calpine Corp.	762,566	11,248
		2,822,168
Total Common Stocks
(Cost $35,934,165)		42,259,957
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.2%)
[3,4] Vanguard Market
Liquidity Fund,
0.538%	76,640,432	76,640

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.0%)
[5,6] Federal Home Loan
Bank Discount Notes,
0.352%, 7/6/16	2,000	2,000
[5,6] Federal Home Loan
Bank Discount Notes,
0.471%, 8/10/16	1,000	1,000
[5,6] Federal Home Loan
Bank Discount Notes,
0.441%, 9/30/16	900	899
		3,899
Total Temporary Cash Investments
(Cost $80,539)		80,539
Total Investments (100.1%)
(Cost $36,014,704)		42,340,496

Amount
($000)
Other Assets and Liabilities (-0.1%)
Other Assets
Investment in Vanguard	3,406
Receivables for Accrued Income	57,304
Receivables for Investment Securities Sold 5,031
Receivables for Capital Shares Issued	10,749
Other Assets	817
Total Other Assets	77,307
Liabilities
Payables for Investment
Securities Purchased	(82,023)
Collateral for Securities on Loan	(15,371)
Payables for Capital Shares Redeemed	(7,934)
Payables to Vanguard	(20,512)
Other Liabilities	(4,715)
Total Liabilities	(130,555)
Net Assets (100%)	42,287,248

At June 30, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	36,644,004
Undistributed Net Investment Income	27,526
Accumulated Net Realized Losses	(711,307)
Unrealized Appreciation (Depreciation)
Investment Securities	6,325,792
Futures Contracts	1,233
Net Assets	42,287,248

Investor Shares—Net Assets
Applicable to 42,141,993 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,397,486
Net Asset Value Per Share—
Investor Shares	$33.16

ETF Shares—Net Assets
Applicable to 256,123,448 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	21,769,117
Net Asset Value Per Share—
ETF Shares	$84.99

36

Value Index Fund

Amount
($000)
Admiral Shares—Net Assets
Applicable to 345,233,490 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	11,446,395
Net Asset Value Per Share—
Admiral Shares	$33.16

Institutional Shares—Net Assets
Applicable to 231,466,132 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	7,674,250
Net Asset Value Per Share—
Institutional Shares	$33.15

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $14,576,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 0.0%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
4 Includes $15,371,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $2,999,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
See accompanying Notes, which are an integral part of the Financial Statements.

37

Value Index Fund

Statement of Operations

Six Months Ended
June 30, 2016
($000)
Investment Income
Income
Dividends	551,800
Interest[1]	77
Securities Lending	784
Total Income	552,661
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,682
Management and Administrative—Investor Shares	1,162
Management and Administrative—ETF Shares	5,544
Management and Administrative—Admiral Shares	2,797
Management and Administrative—Institutional Shares	1,834
Marketing and Distribution—Investor Shares	146
Marketing and Distribution—ETF Shares	584
Marketing and Distribution—Admiral Shares	541
Marketing and Distribution—Institutional Shares	82
Custodian Fees	226
Shareholders’ Reports—Investor Shares	57
Shareholders’ Reports—ETF Shares	177
Shareholders’ Reports—Admiral Shares	66
Shareholders’ Reports—Institutional Shares	56
Trustees’ Fees and Expenses	12
Total Expenses	14,966
Net Investment Income	537,695
Realized Net Gain (Loss)
Investment Securities Sold	700,322
Futures Contracts	5,075
Realized Net Gain (Loss)	705,397
Change in Unrealized Appreciation (Depreciation)
Investment Securities	995,156
Futures Contracts	1,304
Change in Unrealized Appreciation (Depreciation)	996,460
Net Increase (Decrease) in Net Assets Resulting from Operations	2,239,552
1 Interest income from an affiliated company of the fund was $67,000.

See accompanying Notes, which are an integral part of the Financial Statements.

38

Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	537,695	963,281
Realized Net Gain (Loss)	705,397	1,001,536
Change in Unrealized Appreciation (Depreciation)	996,460	(2,334,263)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,239,552	(369,446)
Distributions
Net Investment Income
Investor Shares	(16,130)	(35,713)
ETF Shares	(257,363)	(471,450)
Admiral Shares	(133,975)	(258,590)
Institutional Shares	(90,983)	(198,037)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(498,451)	(963,790)
Capital Share Transactions
Investor Shares	(56,812)	(143,297)
ETF Shares	2,207,998	1,990,497
Admiral Shares	577,871	1,048,344
Institutional Shares	188,130	(364,225)
Net Increase (Decrease) from Capital Share Transactions	2,917,187	2,531,319
Total Increase (Decrease)	4,658,288	1,198,083
Net Assets
Beginning of Period	37,628,960	36,430,877
End of Period[1]	42,287,248	37,628,960

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $27,526,000 and ($11,718,000).

See accompanying Notes, which are an integral part of the Financial Statements.

39

Value Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$31.82	$32.95	$29.78	$22.93	$20.47	$20.79
Investment Operations
Net Investment Income	. 407.782		. 691	. 621	. 595	. 521
Net Realized and Unrealized Gain (Loss)
on Investments	1.309	(1.130)	3.164	6.847	2.458	(.325)
Total from Investment Operations	1.716	(.348)	3.855	7.468	3.053	.196
Distributions
Dividends from Net Investment Income	(. 376)	(.782)	(. 685)	(. 618)	(. 593)	(. 516)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(. 376)	(.782)	(. 685)	(. 618)	(. 593)	(. 516)
Net Asset Value, End of Period	$33.16	$31.82	$32.95	$29.78	$22.93	$20.47

Total Return[1]	5.43%	-1.03%	13.05%	32.85%	15.00%	1.00%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,397	$1,397	$1,593	$1,731	$1,482	$1,814
Ratio of Total Expenses to
Average Net Assets	0.21%	0.22%	0.23%	0.24%	0.24%	0.24%
Ratio of Net Investment Income to
Average Net Assets	2.64%	2.44%	2.25%	2.35%	2.71%	2.52%
Portfolio Turnover Rate[2]	8%	8%	6%	25%	22%	23%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Value Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$81.56	$84.45	$76.34	$58.79	$52.48	$53.29
Investment Operations
Net Investment Income	1.101	2.123	1.888	1.700	1.613	1.414
Net Realized and Unrealized Gain (Loss)
on Investments	3.349	(2.890)	8.095	17.538	6.305	(.821)
Total from Investment Operations	4.450	(.767)	9.983	19.238	7.918	.593
Distributions
Dividends from Net Investment Income	(1.020)	(2.123)	(1.873)	(1.688)	(1.608)	(1.403)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(1.020)	(2.123)	(1.873)	(1.688)	(1.608)	(1.403)
Net Asset Value, End of Period	$84.99	$81.56	$84.45	$76.34	$58.79	$52.48

Total Return	5.49%	-0.89%	13.19%	33.03%	15.19%	1.16%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,769	$18,648	$17,277	$12,461	$7,027	$5,049
Ratio of Total Expenses to
Average Net Assets	0.07%	0.08%	0.09%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.78%	2.58%	2.39%	2.50%	2.85%	2.66%
Portfolio Turnover Rate[1]	8%	8%	6%	25%	22%	23%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Value Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$31.82	$32.94	$29.78	$22.93	$20.47	$20.79
Investment Operations
Net Investment Income	.429	.829	.737	.663	.629	.551
Net Realized and Unrealized Gain (Loss)
on Investments	1.309	(1.121)	3.154	6.845	2.458	(.325)
Total from Investment Operations	1.738	(.292)	3.891	7.508	3.087	.226
Distributions
Dividends from Net Investment Income	(. 398)	(. 828)	(.731)	(. 658)	(. 627)	(. 546)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(. 398)	(. 828)	(.731)	(. 658)	(. 627)	(. 546)
Net Asset Value, End of Period	$33.16	$31.82	$32.94	$29.78	$22.93	$20.47

Total Return[1]	5.50%	-0.86%	13.18%	33.05%	15.18%	1.14%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,446	$10,408	$9,701	$5,054	$3,539	$3,116
Ratio of Total Expenses to
Average Net Assets	0.07%	0.08%	0.09%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.78%	2.58%	2.39%	2.50%	2.85%	2.66%
Portfolio Turnover Rate[2]	8%	8%	6%	25%	22%	23%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Value Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$31.82	$32.94	$29.78	$22.93	$20.47	$20.79
Investment Operations
Net Investment Income	. 431	. 831.739		. 666	. 633	. 556
Net Realized and Unrealized Gain (Loss)
on Investments	1.298	(1.120)	3.154	6.846	2.458	(.325)
Total from Investment Operations	1.729	(.289)	3.893	7.512	3.091	.231
Distributions
Dividends from Net Investment Income	(. 399)	(. 831)	(.733)	(. 662)	(. 631)	(. 551)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(. 399)	(. 831)	(.733)	(. 662)	(. 631)	(. 551)
Net Asset Value, End of Period	$33.15	$31.82	$32.94	$29.78	$22.93	$20.47

Total Return	5.47%	-0.85%	13.19%	33.07%	15.20%	1.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,674	$7,176	$7,860	$6,431	$4,369	$3,449
Ratio of Total Expenses to
Average Net Assets	0.06%	0.07%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	2.79%	2.59%	2.40%	2.51%	2.87%	2.68%
Portfolio Turnover Rate[1]	8%	8%	6%	25%	22%	23%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

43

Value Index Fund

Notes to Financial Statements

Vanguard Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2016, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

44

Value Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2012–2015), and for the period ended June 30, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2016, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

45

Value Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2016, the fund had contributed to Vanguard capital in the amount of $3,406,000, representing 0.01% of the fund’s net assets and 1.36% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	42,259,957	—	—
Temporary Cash Investments	76,640	3,899	—
Futures Contracts—Assets[1]	817	—	—
Total	42,337,414	3,899	—
1 Represents variation margin on the last day of the reporting period.

46

Value Index Fund

D. At June 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	September 2016	698	72,948	1,233

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2016, the fund realized $811,360,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2015, the fund had available capital losses totaling $605,415,000 to offset future net capital gains. Of this amount, $333,377,000 is subject to expiration on December 31, 2017. Capital losses of $272,038,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2016; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2016, the cost of investment securities for tax purposes was $36,014,704,000. Net unrealized appreciation of investment securities for tax purposes was $6,325,792,000, consisting of unrealized gains of $7,829,144,000 on securities that had risen in value since their purchase and $1,503,352,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2016, the fund purchased $6,679,195,000 of investment securities and sold $3,713,247,000 of investment securities, other than temporary cash investments. Purchases and sales include $4,189,317,000 and $2,148,838,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

47

Value Index Fund

G. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		June 30, 2016	December 31, 2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	123,923	3,939	275,870	8,479
Issued in Lieu of Cash Distributions	14,619	452	32,444	1,019
Redeemed	(195,354)	(6,154)	(451,611)	(13,942)
Net Increase (Decrease)—Investor Shares	(56,812)	(1,763)	(143,297)	(4,444)
ETF Shares
Issued	4,396,848	54,084	5,278,259	64,091
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,188,850)	(26,600)	(3,287,762)	(40,025)
Net Increase (Decrease)—ETF Shares	2,207,998	27,484	1,990,497	24,066
Admiral Shares
Issued	1,318,915	41,851	2,416,764	74,734
Issued in Lieu of Cash Distributions	115,713	3,574	224,383	7,061
Redeemed	(856,757)	(27,300)	(1,592,803)	(49,173)
Net Increase (Decrease)—Admiral Shares	577,871	18,125	1,048,344	32,622
Institutional Shares
Issued	767,210	24,545	1,341,949	41,541
Issued in Lieu of Cash Distributions	86,237	2,664	187,885	5,907
Redeemed	(665,317)	(21,287)	(1,894,059)	(60,499)
Net Increase (Decrease)—Institutional Shares	188,130	5,922	(364,225)	(13,051)

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2016, that would require recognition or disclosure in these financial statements.

48

Large-Cap Index Fund

Fund Profile
As of June 30, 2016

Share-Class Characteristics
	Investor	ETF	Admiral	Institutional
	Shares	Shares	Shares	Shares
Ticker Symbol	VLACX	VV	VLCAX	VLISX
Expense Ratio[1]	0.20%	0.08%	0.08%	0.07%
30-Day SEC Yield	1.95%	2.07%	2.07%	2.08%

Portfolio Characteristics
			DJ
			U.S.
			Total
		CRSP US	Market
		Large Cap	FA
	Fund	Index	Index
Number of Stocks	612	612	3,863
Median Market Cap	$70.8B	$70.6B	$53.0B
Price/Earnings Ratio	21.3x	21.2x	22.0x
Price/Book Ratio	2.8x	2.8x	2.7x
Return on Equity	17.5%	17.2%	16.5%
Earnings Growth
Rate	7.0%	6.9%	7.3%
Dividend Yield	2.1%	2.1%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	6%	—	—
Short-Term
Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)

			DJ
		CRSP US	U.S. Total
		Large Cap	Market
	Fund	Index	FA Index
Basic Materials	2.3%	2.3%	2.4%
Consumer Goods	11.2	11.2	10.7
Consumer Services	13.6	13.6	13.6
Financials	17.2	17.2	18.6
Health Care	14.0	14.0	13.4
Industrials	11.7	11.8	12.6
Oil & Gas	7.2	7.2	6.7
Technology	16.3	16.2	15.7
Telecommunications	3.0	3.0	2.6
Utilities	3.5	3.5	3.7

Volatility Measures
		DJ
	CRSP US	U.S. Total
	Large Cap	Market
	Index	FA Index
R-Squared	1.00	0.99
Beta	1.00	0.98

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Apple Inc.	Computer Hardware	2.6%
Alphabet Inc.	Internet	2.2
Exxon Mobil Corp.	Integrated Oil & Gas	2.1
Microsoft Corp.	Software	2.0
Johnson & Johnson	Pharmaceuticals	1.8
General Electric Co.	Diversified Industrials	1.5
Amazon.com Inc.	Broadline Retailers	1.5
Berkshire Hathaway Inc. Reinsurance		1.5
AT&T Inc.	Fixed Line
	Telecommunications	1.4
Facebook Inc.	Internet	1.3
Top Ten		17.9%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 27, 2016, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2016, the annualized expense ratios were 0.19% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares.

49

Large-Cap Index Fund

50

Large-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Large-Cap Index Fund Investor Shares
Spliced Large Cap Index
For a benchmark description, see the Glossary.
Note: For 2016, performance data reflect the six months ended June 30, 2016.

Average Annual Total Returns: Periods Ended June 30, 2016

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	1/30/2004	2.95%	11.65%	7.40%
ETF Shares	1/27/2004
Market Price		3.04	11.80	7.53
Net Asset Value		3.09	11.80	7.55
Admiral Shares	2/2/2004	3.06	11.80	7.54
Institutional Shares	6/30/2005	3.09	11.81	7.56

See Financial Highlights for dividend and capital gains information.

51

Large-Cap Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2016

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Common Stocks (99.9%)[1]
Basic Materials (2.3%)
EI du Pont de Nemours &
Co.	579,273	37,537
Dow Chemical Co.	744,611	37,015
Praxair Inc.	189,235	21,268
Ecolab Inc.	175,294	20,790
Air Products & Chemicals
Inc.	135,862	19,298
PPG Industries Inc.	176,429	18,375
LyondellBasell Industries
NV Class A	226,454	16,853
Newmont Mining Corp.	350,971	13,730
International Paper Co.	272,710	11,557
Nucor Corp.	211,004	10,426
Freeport-McMoRan Inc.	745,181	8,301
Alcoa Inc.	872,329	8,086
International Flavors &
Fragrances Inc.	53,021	6,684
Celanese Corp. Class A	97,279	6,367
Eastman Chemical Co.	93,144	6,324
Mosaic Co.	233,193	6,105
Albemarle Corp.	74,330	5,895
Ashland Inc.	41,563	4,770
Avery Dennison Corp.	59,315	4,434
FMC Corp.	88,489	4,098
CF Industries Holdings Inc.	153,810	3,707
Reliance Steel & Aluminum
Co.	45,110	3,469
WR Grace & Co.	46,648	3,415
* Axalta Coating Systems
Ltd.	109,631	2,909
Westlake Chemical Corp.	25,996	1,116
		282,529
Consumer Goods (11.2%)
Procter & Gamble Co.	1,765,081	149,449
Coca-Cola Co.	2,581,718	117,029
Philip Morris International
Inc.	1,028,623	104,632

			Market
			Value•
		Shares	($000)
	PepsiCo Inc.	957,849	101,475
	Altria Group Inc.	1,297,319	89,463
	NIKE Inc. Class B	882,962	48,739
	Mondelez International
	Inc. Class A	977,722	44,496
	Colgate-Palmolive Co.	592,181	43,348
	Kraft Heinz Co.	403,185	35,674
	Kimberly-Clark Corp.	238,806	32,831
	Ford Motor Co.	2,587,453	32,524
	Reynolds American Inc.	567,953	30,630
	Monsanto Co.	289,715	29,959
	General Mills Inc.	394,194	28,114
	General Motors Co.	918,975	26,007
	Johnson Controls Inc.	429,943	19,029
	Constellation Brands Inc.
	Class A	111,164	18,387
	Archer-Daniels-Midland Co.	389,666	16,713
*	Monster Beverage Corp.	101,047	16,239
*,^	Tesla Motors Inc.	72,601	15,412
	Newell Brands Inc.	316,189	15,357
*	Electronic Arts Inc.	194,868	14,763
	Activision Blizzard Inc.	366,251	14,515
	ConAgra Foods Inc.	288,727	13,804
	Estee Lauder Cos. Inc.
	Class A	147,279	13,405
	Tyson Foods Inc. Class A	198,796	13,278
	Kellogg Co.	162,523	13,270
	Dr Pepper Snapple Group
	Inc.	123,550	11,939
	Clorox Co.	85,578	11,843
	Molson Coors Brewing
	Co. Class B	115,669	11,698
	JM Smucker Co.	75,475	11,503
	Delphi Automotive plc	180,521	11,301
	Mead Johnson Nutrition
	Co.	123,803	11,235
	VF Corp.	179,849	11,059
	Stanley Black & Decker
	Inc.	99,186	11,031
	Hershey Co.	90,852	10,311

52

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Genuine Parts Co.	94,683	9,587
	Campbell Soup Co.	132,956	8,846
	Church & Dwight Co. Inc.	85,715	8,819
	Whirlpool Corp.	50,226	8,370
	McCormick & Co. Inc.	76,300	8,139
*	Mohawk Industries Inc.	41,813	7,934
	Coach Inc.	184,464	7,515
	DR Horton Inc.	233,728	7,358
	Mattel Inc.	225,847	7,067
	Brown-Forman Corp.
	Class B	64,961	6,480
	Hormel Foods Corp.	174,825	6,399
	Hanesbrands Inc.	249,592	6,272
	Hasbro Inc.	74,082	6,222
	Snap-on Inc.	38,384	6,058
	Lennar Corp. Class A	126,463	5,830
*	LKQ Corp.	183,091	5,804
*	Michael Kors Holdings Ltd.	112,269	5,555
	Harley-Davidson Inc.	121,592	5,508
	Bunge Ltd.	92,940	5,497
	PVH Corp.	54,191	5,106
	Lear Corp.	48,995	4,986
*,^	Under Armour Inc. Class A	120,570	4,838
*	lululemon athletica Inc.	63,559	4,694
*	Under Armour Inc.	122,598	4,463
*	NVR Inc.	2,445	4,353
	BorgWarner Inc.	143,988	4,251
	PulteGroup Inc.	207,895	4,052
	Leucadia National Corp.	215,113	3,728
	Ralph Lauren Corp. Class A	38,390	3,440
	Harman International
	Industries Inc.	47,058	3,380
	Polaris Industries Inc.	40,860	3,341
*	Edgewell Personal Care Co.	39,293	3,317
*	WABCO Holdings Inc.	35,446	3,246
*	WhiteWave Foods Co.
	Class A	58,401	2,741
	Goodyear Tire & Rubber Co.	87,386	2,242
	Pilgrim’s Pride Corp.	41,901	1,068
^	Coty Inc. Class A	33,146	861
	Lennar Corp. Class B	1,161	43
			1,397,872
Consumer Services (13.6%)
*	Amazon.com Inc.	265,930	190,305
	Home Depot Inc.	824,928	105,335
	Comcast Corp. Class A	1,603,210	104,513
	Walt Disney Co.	968,261	94,715
	McDonald’s Corp.	582,122	70,053
	Wal-Mart Stores Inc.	936,607	68,391
	CVS Health Corp.	712,198	68,186
	Starbucks Corp.	922,783	52,709
	Walgreens Boots Alliance
	Inc.	573,045	47,717
	Lowe’s Cos. Inc.	595,088	47,113
	Costco Wholesale Corp.	291,203	45,731

			Market
			Value•
		Shares	($000)
*	Priceline Group Inc.	32,923	41,101
	Time Warner Inc.	494,908	36,396
	TJX Cos. Inc.	417,295	32,228
*	Charter Communications
	Inc. Class A	132,518	30,299
	McKesson Corp.	149,284	27,864
	Target Corp.	390,771	27,284
*	Netflix Inc.	269,842	24,685
	Kroger Co.	632,513	23,270
	Yum! Brands Inc.	256,717	21,287
	Twenty-First Century Fox
	Inc. Class A	726,585	19,654
	Delta Air Lines Inc.	513,251	18,698
	Sysco Corp.	336,376	17,068
*	eBay Inc.	723,782	16,944
	Cardinal Health Inc.	216,098	16,858
	Southwest Airlines Co.	423,652	16,611
*	O’Reilly Automotive Inc.	60,771	16,475
	Dollar General Corp.	171,137	16,087
*	AutoZone Inc.	19,805	15,722
	Ross Stores Inc.	267,071	15,140
	CBS Corp. Class B	263,857	14,364
*	Dollar Tree Inc.	148,075	13,955
	Omnicom Group Inc.	158,219	12,893
	Nielsen Holdings plc	226,732	11,783
	Carnival Corp.	260,177	11,500
	Las Vegas Sands Corp.	263,606	11,464
	L Brands Inc.	162,418	10,903
	American Airlines Group
	Inc.	382,317	10,823
	Viacom Inc. Class B	234,858	9,740
	AmerisourceBergen Corp.
	Class A	121,252	9,618
*	Ulta Salon Cosmetics &
	Fragrance Inc.	39,343	9,586
	Starwood Hotels & Resorts
	Worldwide Inc.	112,216	8,298
*	United Continental Holdings
	Inc.	199,685	8,195
	Hilton Worldwide Holdings
	Inc.	361,106	8,136
	Expedia Inc.	76,511	8,133
	Tractor Supply Co.	88,422	8,062
*	Chipotle Mexican Grill Inc.
	Class A	19,304	7,775
	Royal Caribbean Cruises
	Ltd.	114,475	7,687
	Advance Auto Parts Inc.	46,411	7,501
*	DISH Network Corp.
	Class A	141,953	7,438
*	Liberty Interactive Corp.
	QVC Group Class A	283,648	7,196
*	MGM Resorts International	317,852	7,193
	Twenty-First Century Fox
	Inc.	263,889	7,191

53

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Macy’s Inc.	207,527	6,975
	Whole Foods Market Inc.	212,195	6,795
^	Marriott International Inc.
	Class A	100,840	6,702
*	CarMax Inc.	129,188	6,334
	Interpublic Group of Cos.
	Inc.	266,950	6,167
	Best Buy Co. Inc.	182,073	5,571
	Aramark	160,645	5,369
	Wyndham Worldwide Corp.	74,519	5,308
	Darden Restaurants Inc.	79,680	5,047
	Foot Locker Inc.	90,692	4,975
	Wynn Resorts Ltd.	54,019	4,896
*	IHS Inc. Class A	42,292	4,889
*	TripAdvisor Inc.	74,959	4,820
	Alaska Air Group Inc.	82,213	4,792
	Kohl’s Corp.	124,748	4,730
*	Sirius XM Holdings Inc.	1,147,064	4,531
	Tiffany & Co.	72,050	4,369
	Signet Jewelers Ltd.	52,808	4,352
	Bed Bath & Beyond Inc.	97,797	4,227
*	Norwegian Cruise Line
	Holdings Ltd.	105,568	4,206
	FactSet Research Systems
	Inc.	25,755	4,157
*	Liberty SiriusXM Group
	Class C	132,700	4,096
*	Discovery Communications
	Inc.	158,211	3,773
	Staples Inc.	424,443	3,659
	News Corp. Class A	316,794	3,596
	H&R Block Inc.	148,329	3,412
	Scripps Networks
	Interactive Inc. Class A	53,134	3,309
	Gap Inc.	145,566	3,089
	Nordstrom Inc.	80,027	3,045
	Williams-Sonoma Inc.	53,227	2,775
*	Rite Aid Corp.	348,120	2,607
*	Discovery Communications
	Inc. Class A	99,506	2,511
*	AutoNation Inc.	47,677	2,240
*	Liberty SiriusXM Group	64,337	2,018
*	Hertz Global Holdings Inc.	122,689	1,358
*	Hyatt Hotels Corp. Class A	15,958	784
	News Corp. Class B	14,516	169
	CBS Corp. Class A	2,867	165
	Viacom Inc. Class A	985	46
			1,699,737
Financials (17.2%)
*	Berkshire Hathaway Inc.
	Class B	1,263,387	182,926
	JPMorgan Chase & Co.	2,424,657	150,668
	Wells Fargo & Co.	3,029,872	143,404
	Visa Inc. Class A	1,263,085	93,683
	Bank of America Corp.	6,811,109	90,383

			Market
			Value•
		Shares	($000)
	Citigroup Inc.	1,946,172	82,498
	MasterCard Inc. Class A	643,526	56,669
	Simon Property Group Inc.	205,163	44,500
	US Bancorp	1,087,547	43,861
	Chubb Ltd.	292,641	38,251
	American International
	Group Inc.	704,984	37,287
	Goldman Sachs Group Inc.	247,944	36,840
	American Express Co.	536,114	32,574
	American Tower
	Corporation	281,568	31,989
	PNC Financial Services
	Group Inc.	331,178	26,955
	Bank of New York Mellon
	Corp.	678,595	26,363
	Morgan Stanley	963,344	25,028
	Public Storage	97,729	24,979
	BlackRock Inc.	70,436	24,126
	Marsh & McLennan Cos.
	Inc.	345,668	23,664
	MetLife Inc.	582,910	23,217
	Travelers Cos. Inc.	193,970	23,090
	Crown Castle International
	Corp.	223,845	22,705
	Capital One Financial Corp.	339,652	21,571
	Prudential Financial Inc.	293,179	20,915
	CME Group Inc.	213,326	20,778
	Charles Schwab Corp.	788,848	19,966
	Aflac Inc.	274,621	19,817
	Intercontinental Exchange
	Inc.	75,000	19,197
	Aon plc	175,724	19,194
	BB&T Corp.	538,505	19,176
	S&P Global Inc.	175,511	18,825
	Welltower Inc.	236,809	18,038
	Equinix Inc.	45,939	17,812
	Allstate Corp.	249,384	17,444
	Prologis Inc.	348,373	17,084
	Equity Residential	242,401	16,697
	AvalonBay Communities
	Inc.	90,784	16,377
	Ventas Inc.	223,708	16,290
	Weyerhaeuser Co.	495,545	14,752
	Discover Financial Services	273,166	14,639
*	Synchrony Financial	553,006	13,980
	SunTrust Banks Inc.	332,976	13,679
	State Street Corp.	250,530	13,509
	Boston Properties Inc.	101,912	13,442
	Progressive Corp.	366,606	12,281
	Realty Income Corp.	170,442	11,822
	Hartford Financial Services
	Group Inc.	260,093	11,543
	Digital Realty Trust Inc.	105,387	11,486
	T. Rowe Price Group Inc.	156,460	11,417

54

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
	General Growth Properties
	Inc.	379,753	11,324
	Vornado Realty Trust	112,717	11,285
	M&T Bank Corp.	94,946	11,225
	HCP Inc.	309,832	10,962
	Willis Towers Watson plc	87,227	10,843
	Moody’s Corp.	109,247	10,238
	Equifax Inc.	78,935	10,135
	Essex Property Trust Inc.	43,585	9,941
	Ameriprise Financial Inc.	109,771	9,863
	Northern Trust Corp.	143,299	9,495
	Fifth Third Bancorp	507,634	8,929
	Macerich Co.	98,397	8,402
*	Markel Corp.	8,805	8,389
	Kimco Realty Corp.	263,730	8,276
	Host Hotels & Resorts Inc.	495,016	8,024
	Principal Financial Group Inc.	192,803	7,926
	Loews Corp.	191,284	7,860
	Franklin Resources Inc.	233,973	7,808
	Federal Realty Investment
	Trust	47,105	7,798
	Cincinnati Financial Corp.	103,686	7,765
	Extra Space Storage Inc.	78,781	7,290
	Regions Financial Corp.	849,073	7,226
	SL Green Realty Corp.	66,553	7,086
	Invesco Ltd.	276,783	7,069
	First Republic Bank	98,369	6,885
	Annaly Capital Management
	Inc.	611,584	6,770
	FNF Group	174,400	6,540
	UDR Inc.	176,721	6,525
	Citizens Financial Group Inc.	321,593	6,425
	XL Group plc Class A	187,320	6,240
	Western Union Co.	324,741	6,229
	KeyCorp	558,741	6,174
	Lincoln National Corp.	158,952	6,163
	VEREIT Inc.	600,148	6,085
*	Arch Capital Group Ltd.	77,135	5,554
*	CBRE Group Inc. Class A	199,745	5,289
*	Ally Financial Inc.	304,078	5,191
	Everest Re Group Ltd.	28,296	5,169
	Camden Property Trust	57,828	5,113
	Alexandria Real Estate
	Equities Inc.	49,064	5,079
	Iron Mountain Inc.	126,525	5,039
*	Affiliated Managers Group
	Inc.	35,517	5,000
	Unum Group	156,999	4,991
	Nasdaq Inc.	76,473	4,945
	Comerica Inc.	116,341	4,785
	Torchmark Corp.	76,998	4,760
	Huntington Bancshares Inc.	529,872	4,737
	MSCI Inc. Class A	60,876	4,695
	SEI Investments Co.	97,469	4,689

			Market
			Value•
		Shares	($000)
	New York Community
	Bancorp Inc.	306,891	4,600
	TD Ameritrade Holding
	Corp.	159,007	4,528
	American Capital Agency
	Corp.	222,237	4,405
*	E*TRADE Financial Corp.	185,829	4,365
	CIT Group Inc.	133,949	4,274
	Reinsurance Group of
	America Inc. Class A	43,356	4,205
	Raymond James Financial
	Inc.	84,163	4,149
	Brixmor Property Group Inc.	142,208	3,763
	WR Berkley Corp.	61,008	3,656
	Zions Bancorporation	135,201	3,398
	Voya Financial Inc.	136,977	3,392
	Axis Capital Holdings Ltd.	61,581	3,387
	People’s United Financial
	Inc.	205,932	3,019
	Jones Lang LaSalle Inc.	29,786	2,903
*	Liberty Broadband Corp.	48,263	2,896
*	Realogy Holdings Corp.	97,684	2,835
*	Alleghany Corp.	4,838	2,659
	Lazard Ltd. Class A	85,865	2,557
	Assurant Inc.	21,497	1,855
	Navient Corp.	111,493	1,332
*	Berkshire Hathaway Inc.
	Class A	6	1,302
*	Liberty Broadband Corp.
	Class A	8,260	491
*	Santander Consumer USA
	Holdings Inc.	34,859	360
			2,151,953
Health Care (14.0%)
	Johnson & Johnson	1,823,950	221,245
	Pfizer Inc.	4,021,434	141,595
	Merck & Co. Inc.	1,835,485	105,742
	UnitedHealth Group Inc.	630,529	89,031
	Bristol-Myers Squibb Co.	1,106,955	81,416
	Medtronic plc	929,002	80,609
	Amgen Inc.	498,194	75,800
	Gilead Sciences Inc.	883,113	73,669
	AbbVie Inc.	1,072,484	66,397
*	Allergan plc	262,283	60,611
	Eli Lilly & Co.	658,801	51,881
*	Celgene Corp.	513,639	50,660
	Thermo Fisher Scientific
	Inc.	260,963	38,560
	Abbott Laboratories	974,251	38,298
*	Biogen Inc.	145,253	35,125
*	Express Scripts Holding
	Co.	419,476	31,796
	Aetna Inc.	232,574	28,404
	Becton Dickinson and Co.	140,720	23,865
	Stryker Corp.	198,395	23,774

55

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Anthem Inc.	174,401	22,906
	Cigna Corp.	170,179	21,781
*	Boston Scientific Corp.	899,771	21,028
*	Regeneron Pharmaceuticals
	Inc.	51,315	17,921
	Humana Inc.	98,892	17,789
*	HCA Holdings Inc.	220,452	16,977
*	Intuitive Surgical Inc.	25,180	16,654
	Baxter International Inc.	365,341	16,521
*	Alexion Pharmaceuticals
	Inc.	141,177	16,484
	Zimmer Biomet Holdings
	Inc.	132,205	15,915
	Zoetis Inc.	328,267	15,580
*	Vertex Pharmaceuticals Inc.	163,653	14,077
*	Edwards Lifesciences Corp.	140,507	14,013
	St. Jude Medical Inc.	178,638	13,934
*	Illumina Inc.	97,401	13,673
*	Mylan NV	285,843	12,360
	CR Bard Inc.	48,682	11,448
*	Henry Schein Inc.	54,445	9,626
	DENTSPLY SIRONA Inc.	154,856	9,607
*	Laboratory Corp. of
	America Holdings	67,789	8,831
*	Incyte Corp.	105,853	8,466
*	DaVita HealthCare Partners
	Inc.	109,161	8,440
	Perrigo Co. plc	89,960	8,157
	Universal Health Services
	Inc. Class B	59,761	8,014
*	BioMarin Pharmaceutical
	Inc.	102,033	7,938
	Quest Diagnostics Inc.	94,590	7,701
*	Centene Corp.	107,497	7,672
*	Waters Corp.	51,036	7,178
*	Medivation Inc.	109,201	6,585
*	Hologic Inc.	184,477	6,383
	ResMed Inc.	93,125	5,888
*	IDEXX Laboratories Inc.	59,122	5,490
	Cooper Cos. Inc.	31,892	5,472
*	Jazz Pharmaceuticals plc	38,290	5,411
*	Varian Medical Systems Inc.	62,897	5,172
*	Mallinckrodt plc	73,490	4,467
*	Alkermes plc	100,305	4,335
*	Quintiles Transnational
	Holdings Inc.	55,425	3,620
*	Envision Healthcare
	Holdings Inc.	124,249	3,152
	Patterson Cos. Inc.	56,101	2,687
*	Alnylam Pharmaceuticals
	Inc.	47,736	2,649
*	Endo International plc	65,973	1,028
			1,751,508

			Market
			Value•
		Shares	($000)
Industrials (11.7%)
	General Electric Co.	6,097,409	191,946
	3M Co.	402,170	70,428
	Honeywell International
	Inc.	505,379	58,786
	United Technologies Corp.	527,240	54,068
	Boeing Co.	401,293	52,116
	United Parcel Service Inc.
	Class B	457,855	49,320
	Union Pacific Corp.	557,677	48,657
	Accenture plc Class A	413,662	46,864
	Lockheed Martin Corp.	171,601	42,586
	Danaher Corp.	411,078	41,519
	Caterpillar Inc.	387,208	29,354
*	PayPal Holdings Inc.	763,516	27,876
	Raytheon Co.	197,190	26,808
	Northrop Grumman Corp.	119,658	26,598
	Automatic Data Processing
	Inc.	286,554	26,326
	FedEx Corp.	160,270	24,326
	General Dynamics Corp.	172,323	23,994
	Emerson Electric Co.	426,691	22,256
	Illinois Tool Works Inc.	202,606	21,103
	Waste Management Inc.	294,694	19,529
	Eaton Corp. plc	303,761	18,144
	Norfolk Southern Corp.	196,671	16,743
	CSX Corp.	635,050	16,562
*	Fiserv Inc.	147,473	16,035
	Fidelity National
	Information Services Inc.	215,994	15,914
	Sherwin-Williams Co.	52,013	15,275
	Deere & Co.	188,204	15,252
*	LinkedIn Corp. Class A	78,041	14,769
	TE Connectivity Ltd.	236,479	13,505
	Paychex Inc.	214,575	12,767
	Cummins Inc.	113,073	12,714
	Tyco International plc	282,215	12,022
	PACCAR Inc.	231,669	12,017
	Amphenol Corp. Class A	204,275	11,711
	Roper Technologies Inc.	67,113	11,447
	Ingersoll-Rand plc	170,819	10,878
	Vulcan Materials Co.	88,389	10,639
	Rockwell Automation Inc.	86,867	9,974
	Parker-Hannifin Corp.	89,218	9,640
	Agilent Technologies Inc.	216,472	9,603
*	TransDigm Group Inc.	33,421	8,813
	Fastenal Co.	191,120	8,484
*	FleetCor Technologies Inc.	58,400	8,359
	WW Grainger Inc.	36,499	8,294
	Republic Services Inc.
	Class A	159,324	8,175
	Martin Marietta Materials
	Inc.	42,418	8,144
*	Verisk Analytics Inc.
	Class A	100,428	8,143

56

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Rockwell Collins Inc.	86,324	7,350
*	Alliance Data Systems Corp.	37,245	7,297
	Global Payments Inc.	101,734	7,262
	AMETEK Inc.	155,871	7,206
	Acuity Brands Inc.	28,919	7,171
	Dover Corp.	102,489	7,105
	CH Robinson Worldwide
	Inc.	94,934	7,049
	Masco Corp.	220,440	6,820
	Ball Corp.	94,057	6,799
	L-3 Communications
	Holdings Inc.	45,708	6,705
	WestRock Co.	167,498	6,511
*	Mettler-Toledo International
	Inc.	17,794	6,493
	Kansas City Southern	71,737	6,463
	Pentair plc	107,443	6,263
	Xerox Corp.	636,172	6,037
	Sealed Air Corp.	130,762	6,011
	Expeditors International of
	Washington Inc.	120,499	5,909
	Fortune Brands Home &
	Security Inc.	101,423	5,879
*	Vantiv Inc. Class A	103,714	5,870
	Textron Inc.	160,495	5,868
*	Stericycle Inc.	56,333	5,865
	Total System Services Inc.	109,690	5,826
	Cintas Corp.	56,885	5,582
	Xylem Inc.	118,289	5,282
	JB Hunt Transport Services
	Inc.	59,402	4,807
*	Crown Holdings Inc.	91,794	4,651
	Fluor Corp.	92,053	4,536
*	Waste Connections Inc.	57,731	4,160
*	Jacobs Engineering Group
	Inc.	81,285	4,049
*	United Rentals Inc.	60,118	4,034
	Wabtec Corp.	57,386	4,030
*	Trimble Navigation Ltd.	165,318	4,027
*	Sensata Technologies
	Holding NV	112,286	3,918
	Flowserve Corp.	86,515	3,908
	Hubbell Inc. Class B	36,211	3,819
*	Arrow Electronics Inc.	60,849	3,767
	Owens Corning	72,456	3,733
	Macquarie Infrastructure
	Corp.	48,103	3,562
	Avnet Inc.	86,333	3,497
	B/E Aerospace Inc.	69,202	3,195
	Robert Half International Inc.	82,524	3,149
	ManpowerGroup Inc.	47,891	3,081
	FLIR Systems Inc.	92,910	2,876
	Allison Transmission
	Holdings Inc.	95,309	2,691

			Market
			Value•
		Shares	($000)
*	First Data Corp. Class A	213,160	2,360
	AGCO Corp.	24,220	1,141
			1,462,097
Oil & Gas (7.2%)
	Exxon Mobil Corp.	2,749,484	257,737
	Chevron Corp.	1,249,726	131,009
	Schlumberger Ltd.	922,573	72,957
	Occidental Petroleum
	Corp.	506,453	38,268
	ConocoPhillips	821,235	35,806
	EOG Resources Inc.	364,956	30,445
	Halliburton Co.	541,360	24,518
	Kinder Morgan Inc.	1,257,838	23,547
	Phillips 66	296,302	23,509
	Anadarko Petroleum Corp.	338,578	18,029
	Spectra Energy Corp.	464,926	17,030
	Pioneer Natural Resources
	Co.	108,273	16,372
	Valero Energy Corp.	311,633	15,893
	Apache Corp.	251,048	13,976
	Marathon Petroleum Corp.	351,618	13,347
	Baker Hughes Inc.	290,414	13,106
	Devon Energy Corp.	329,340	11,939
	Hess Corp.	188,594	11,335
*	Concho Resources Inc.	87,086	10,387
	Noble Energy Inc.	284,925	10,220
	Williams Cos. Inc.	448,236	9,695
	EQT Corp.	114,291	8,850
	National Oilwell Varco Inc.	250,149	8,418
	Marathon Oil Corp.	560,647	8,415
	Cabot Oil & Gas Corp.	307,595	7,917
	Cimarex Energy Co.	62,575	7,466
	Columbia Pipeline Group
	Inc.	264,070	6,731
	Tesoro Corp.	79,402	5,949
*	Cheniere Energy Inc.	132,478	4,975
	Range Resources Corp.	106,604	4,599
	Helmerich & Payne Inc.	67,801	4,551
	OGE Energy Corp.	131,765	4,315
*	FMC Technologies Inc.	149,544	3,988
	Core Laboratories NV	29,102	3,605
*	Antero Resources Corp.	130,412	3,388
*	Weatherford International
	plc	592,634	3,289
*	Continental Resources Inc.	61,842	2,800
	HollyFrontier Corp.	116,490	2,769
	Murphy Oil Corp.	54,376	1,726
	Energen Corp.	31,561	1,522
			894,398
Technology (16.2%)
	Apple Inc.	3,450,395	329,858
	Microsoft Corp.	4,951,429	253,365
*	Facebook Inc. Class A	1,456,366	166,434
*	Alphabet Inc. Class A	194,735	137,002

57

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	Alphabet Inc. Class C	193,567	133,968
	Intel Corp.	3,131,081	102,699
	Cisco Systems Inc.	3,335,129	95,685
	International Business
	Machines Corp.	572,874	86,951
	Oracle Corp.	2,063,765	84,470
	QUALCOMM Inc.	974,007	52,178
	Texas Instruments Inc.	665,897	41,718
	Broadcom Ltd.	259,031	40,253
	EMC Corp.	1,295,223	35,191
*	salesforce.com Inc.	426,797	33,892
*	Adobe Systems Inc.	331,779	31,781
*	Cognizant Technology
	Solutions Corp. Class A	401,793	22,999
*	Yahoo! Inc.	566,926	21,294
	Hewlett Packard
	Enterprise Co.	1,138,318	20,797
	Applied Materials Inc.	749,856	17,974
	Intuit Inc.	160,911	17,959
	NVIDIA Corp.	337,030	15,844
	Corning Inc.	713,353	14,609
	HP Inc.	1,145,027	14,370
*	Cerner Corp.	201,972	11,836
	Analog Devices Inc.	204,435	11,579
*	Micron Technology Inc.	687,775	9,464
	Lam Research Corp.	105,920	8,904
*	Red Hat Inc.	120,444	8,744
	Western Digital Corp.	177,327	8,380
	Symantec Corp.	404,849	8,316
	Skyworks Solutions Inc.	126,601	8,011
	Xilinx Inc.	169,494	7,819
*	Citrix Systems Inc.	97,496	7,808
*	Autodesk Inc.	141,053	7,637
	KLA-Tencor Corp.	103,298	7,567
	Linear Technology Corp.	157,855	7,345
	Motorola Solutions Inc.	109,723	7,238
	Harris Corp.	82,369	6,873
	Microchip Technology Inc.	135,339	6,870
*	Palo Alto Networks Inc.	55,622	6,821
*	ServiceNow Inc.	102,457	6,803
	CA Inc.	206,434	6,777
	Maxim Integrated
	Products Inc.	189,268	6,755
*	Twitter Inc.	371,406	6,280
*	Akamai Technologies Inc.	111,626	6,243
	CDK Global Inc.	102,965	5,714
*	Workday Inc. Class A	74,266	5,545
*	Synopsys Inc.	100,749	5,449
	Juniper Networks Inc.	240,790	5,415
*	VeriSign Inc.	61,569	5,323
*	ANSYS Inc.	58,014	5,265
*	Gartner Inc.	51,781	5,044
*	F5 Networks Inc.	44,217	5,034
*	Qorvo Inc.	91,090	5,034
	Seagate Technology plc	198,037	4,824

			Market
			Value•
		Shares	($000)
*	Splunk Inc.	87,759	4,755
	NetApp Inc.	192,344	4,730
	Garmin Ltd.	75,507	3,203
*	VMware Inc. Class A	53,148	3,041
*	Nuance Communications
	Inc.	184,744	2,888
	Marvell Technology
	Group Ltd.	273,803	2,609
	Computer Sciences Corp.	45,824	2,275
*	IMS Health Holdings Inc.	76,936	1,951
*	NetSuite Inc.	26,655	1,940
	CSRA Inc.	53,404	1,251
*	Premier Inc. Class A	30,436	995
			2,027,646
Telecommunications (3.0%)
	AT&T Inc.	4,081,907	176,379
	Verizon Communications
	Inc.	2,702,884	150,929
	CenturyLink Inc.	361,265	10,480
*	Level 3 Communications
	Inc.	189,961	9,781
*	SBA Communications
	Corp. Class A	83,222	8,983
*	T-Mobile US Inc.	190,863	8,259
	Frontier Communications
	Corp.	770,506	3,806
*	Zayo Group Holdings Inc.	80,139	2,238
*	Sprint Corp.	391,914	1,776
			372,631
Utilities (3.5%)
	NextEra Energy Inc.	305,984	39,900
	Duke Energy Corp.	456,769	39,186
	Southern Co.	621,442	33,328
	Dominion Resources Inc.	408,671	31,848
	American Electric Power
	Co. Inc.	325,859	22,839
	Exelon Corp.	611,263	22,226
	PG&E Corp.	328,995	21,029
	Sempra Energy	157,304	17,936
	PPL Corp.	448,331	16,925
	Edison International	216,058	16,781
	Consolidated Edison Inc.	201,202	16,185
	Public Service Enterprise
	Group Inc.	335,534	15,639
	Xcel Energy Inc.	336,848	15,084
	WEC Energy Group Inc.	209,330	13,669
	Eversource Energy	210,425	12,605
	DTE Energy Co.	119,068	11,802
	American Water Works
	Co. Inc.	117,534	9,933
	FirstEnergy Corp.	281,660	9,833
	Entergy Corp.	118,630	9,651
	Ameren Corp.	161,001	8,626
	CMS Energy Corp.	185,255	8,496

58

Large-Cap Index Fund

		Market
		Value•
	Shares	($000)
ONEOK Inc.	138,934	6,592
CenterPoint Energy Inc.	271,345	6,512
SCANA Corp.	85,123	6,440
Pinnacle West Capital Corp.	73,425	5,952
Alliant Energy Corp.	149,916	5,952
NiSource Inc.	213,280	5,656
AES Corp.	437,308	5,458
* Calpine Corp.	235,622	3,475
Avangrid Inc.	40,515	1,866
		441,424
Total Common Stocks
(Cost $9,029,606)		12,481,795
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
[2,3] Vanguard Market
Liquidity Fund,
0.538%	49,888,679	49,889

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank
Discount Notes,
0.328%, 8/3/16	3,000	2,999
Total Temporary Cash Investments
(Cost $52,888)		52,888
Total Investments (100.3%)
(Cost $9,082,494)		12,534,683

Amount
($000)
Other Assets and Liabilities (-0.3%)
Other Assets
Investment in Vanguard	1,006
Receivables for Accrued Income	13,999
Receivables for Capital Shares Issued	3,145
Other Assets	3,469
Total Other Assets	21,619
Liabilities
Payables for Investment
Securities Purchased	(31,478)
Collateral for Securities on Loan	(13,339)
Payables for Capital Shares Redeemed	(6,503)
Payables to Vanguard	(5,380)
Other Liabilities	(258)
Total Liabilities	(56,958)
Net Assets (100%)	12,499,344

At June 30, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	9,156,776
Undistributed Net Investment Income	7,528
Accumulated Net Realized Losses	(118,016)
Unrealized Appreciation (Depreciation)
Investment Securities	3,452,189
Futures Contracts	867
Net Assets	12,499,344

Investor Shares—Net Assets
Applicable to 9,660,905 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	374,113
Net Asset Value Per Share—
Investor Shares	$38.72

ETF Shares—Net Assets
Applicable to 78,687,105 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	7,543,468
Net Asset Value Per Share—
ETF Shares	$95.87

59

Large-Cap Index Fund

Amount
($000)
Admiral Shares—Net Assets
Applicable to 77,640,554 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,758,928
Net Asset Value Per Share—
Admiral Shares	$48.41

Institutional Shares—Net Assets
Applicable to 4,129,172 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	822,835
Net Asset Value Per Share—
Institutional Shares	$199.27

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $13,185,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Includes $13,339,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $2,149,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

60

Large-Cap Index Fund

Statement of Operations

Six Months Ended
June 30, 2016
($000)
Investment Income
Income
Dividends	123,879
Interest[1]	49
Securities Lending	349
Total Income	124,277
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,051
Management and Administrative—Investor Shares	266
Management and Administrative—ETF Shares	1,556
Management and Administrative—Admiral Shares	729
Management and Administrative—Institutional Shares	164
Marketing and Distribution—Investor Shares	43
Marketing and Distribution—ETF Shares	162
Marketing and Distribution—Admiral Shares	190
Marketing and Distribution—Institutional Shares	7
Custodian Fees	142
Shareholders’ Reports—Investor Shares	9
Shareholders’ Reports—ETF Shares	34
Shareholders’ Reports—Admiral Shares	21
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	3
Total Expenses	4,377
Net Investment Income	119,900
Realized Net Gain (Loss)
Investment Securities Sold	64,415
Futures Contracts	989
Realized Net Gain (Loss)	65,404
Change in Unrealized Appreciation (Depreciation)
Investment Securities	229,060
Futures Contracts	492
Change in Unrealized Appreciation (Depreciation)	229,552
Net Increase (Decrease) in Net Assets Resulting from Operations	414,856
1 Interest income from an affiliated company of the fund was $45,000.

See accompanying Notes, which are an integral part of the Financial Statements.

61

Large-Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	119,900	209,879
Realized Net Gain (Loss)	65,404	177,762
Change in Unrealized Appreciation (Depreciation)	229,552	(266,082)
Net Increase (Decrease) in Net Assets Resulting from Operations	414,856	121,559
Distributions
Net Investment Income
Investor Shares	(3,265)	(7,047)
ETF Shares	(65,381)	(118,790)
Admiral Shares	(33,935)	(65,966)
Institutional Shares	(7,545)	(16,266)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(110,126)	(208,069)
Capital Share Transactions
Investor Shares	(9,558)	(21,473)
ETF Shares	891,133	897,520
Admiral Shares	139,959	472,088
Institutional Shares	8,664	(56,061)
Net Increase (Decrease) from Capital Share Transactions	1,030,198	1,292,074
Total Increase (Decrease)	1,334,928	1,205,564
Net Assets
Beginning of Period	11,164,416	9,958,852
End of Period[1]	12,499,344	11,164,416

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $7,528,000 and ($2,246,000).

See accompanying Notes, which are an integral part of the Financial Statements.

62

Large-Cap Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$37.78	$38.12	$34.24	$26.32	$23.16	$23.25
Investment Operations
Net Investment Income	. 364.702		. 624	. 556	. 521	. 421
Net Realized and Unrealized Gain (Loss)
on Investments	.910	(.348)	3.879	7.921	3.159	(.095)
Total from Investment Operations	1.274	.354	4.503	8.477	3.680	.326
Distributions
Dividends from Net Investment Income	(. 334)	(. 694)	(. 623)	(. 557)	(. 520)	(. 416)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(. 334)	(. 694)	(. 623)	(. 557)	(. 520)	(. 416)
Net Asset Value, End of Period	$38.72	$37.78	$38.12	$34.24	$26.32	$23.16

Total Return[1]	3.40%	0.93%	13.24%	32.45%	15.94%	1.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$374	$375	$399	$391	$290	$293
Ratio of Total Expenses to
Average Net Assets	0.19%	0.20%	0.23%	0.24%	0.24%	0.24%
Ratio of Net Investment Income to
Average Net Assets	2.02%	1.86%	1.76%	1.82%	2.08%	1.81%
Portfolio Turnover Rate[2]	6%	4%	3%	9%	8%	7%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

63

Large-Cap Index Fund

Financial Highlights

ETF Shares
	Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$93.52	$94.36	$84.76	$65.15	$57.34	$57.56
Investment Operations
Net Investment Income	.958	1.850	1.672	1.488	1.383	1.126
Net Realized and Unrealized Gain (Loss)
on Investments	2.273	(.859)	9.599	19.610	7.807	(.234)
Total from Investment Operations	3.231	.991	11.271	21.098	9.190	.892
Distributions
Dividends from Net Investment Income	(.881)	(1.831)	(1.671)	(1.488)	(1.380)	(1.112)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.881)	(1.831)	(1.671)	(1.488)	(1.380)	(1.112)
Net Asset Value, End of Period	$95.87	$93.52	$94.36	$84.76	$65.15	$57.34

Total Return	3.48%	1.07%	13.39%	32.65%	16.09%	1.58%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,543	$6,469	$5,619	$4,707	$3,577	$3,021
Ratio of Total Expenses to
Average Net Assets	0.07%	0.08%	0.09%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.14%	1.98%	1.90%	1.97%	2.22%	1.95%
Portfolio Turnover Rate[1]	6%	4%	3%	9%	8%	7%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

64

Large-Cap Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$47.23	$47.65	$42.81	$32.90	$28.96	$29.07
Investment Operations
Net Investment Income	. 483	. 936	. 846.752		. 698	. 569
Net Realized and Unrealized Gain (Loss)
on Investments	1.142	(.430)	4.839	9.909	3.939	(.116)
Total from Investment Operations	1.625	.506	5.685	10.661	4.637	.453
Distributions
Dividends from Net Investment Income	(. 445)	(. 926)	(. 845)	(.751)	(. 697)	(. 563)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(. 445)	(. 926)	(. 845)	(.751)	(. 697)	(. 563)
Net Asset Value, End of Period	$48.41	$47.23	$47.65	$42.81	$32.90	$28.96

Total Return[1]	3.47%	1.07%	13.38%	32.66%	16.06%	1.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,759	$3,527	$3,085	$1,438	$981	$796
Ratio of Total Expenses to
Average Net Assets	0.07%	0.08%	0.09%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.14%	1.98%	1.90%	1.97%	2.22%	1.95%
Portfolio Turnover Rate[2]	6%	4%	3%	9%	8%	7%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

65

Large-Cap Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period $194.40		$196.14	$176.18	$135.42	$119.18	$119.65
Investment Operations
Net Investment Income	1.999	3.865	3.492	3.105	2.903	2.366
Net Realized and Unrealized Gain (Loss)
on Investments	4.710	(1.781)	19.957	40.761	16.234	(.499)
Total from Investment Operations	6.709	2.084	23.449	43.866	19.137	1.867
Distributions
Dividends from Net Investment Income	(1.839)	(3.824)	(3.489)	(3.106)	(2.897)	(2.337)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(1.839)	(3.824)	(3.489)	(3.106)	(2.897)	(2.337)
Net Asset Value, End of Period	$199.27	$194.40	$196.14	$176.18	$135.42	$119.18

Total Return	3.48%	1.07%	13.41%	32.65%	16.11%	1.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$823	$794	$857	$750	$752	$504
Ratio of Total Expenses to
Average Net Assets	0.06%	0.07%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	2.15%	1.99%	1.91%	1.98%	2.24%	1.97%
Portfolio Turnover Rate[1]	6%	4%	3%	9%	8%	7%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

66

Large-Cap Index Fund

Notes to Financial Statements

Vanguard Large-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2016, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

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Large-Cap Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2012–2015), and for the period ended June 30, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2016, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

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Large-Cap Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2016, the fund had contributed to Vanguard capital in the amount of $1,006,000, representing 0.01% of the fund’s net assets and 0.40% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	12,481,795	—	—
Temporary Cash Investments	49,889	2,999	—
Futures Contracts—Assets[1]	808	—	—
Futures Contracts—Liabilities[1]	(257)	—	—
Total	12,532,235	2,999	—
1 Represents variation margin on the last day of the reporting period.

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Large-Cap Index Fund

D. At June 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	September 2016	268	28,009	867

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2016, the fund realized $105,349,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2015, the fund had available capital losses totaling $77,696,000 to offset future net capital gains. Of this amount, $24,177,000 is subject to expiration on December 31, 2018. Capital losses of $53,519,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2016; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2016, the cost of investment securities for tax purposes was $9,082,494,000. Net unrealized appreciation of investment securities for tax purposes was $3,452,189,000, consisting of unrealized gains of $3,733,744,000 on securities that had risen in value since their purchase and $281,555,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2016, the fund purchased $1,601,025,000 of investment securities and sold $537,924,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,034,606,000 and $203,117,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

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Large-Cap Index Fund

G. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		June 30, 2016	December 31, 2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	53,137	1,437	98,843	2,587
Issued in Lieu of Cash Distributions	3,159	84	6,789	179
Redeemed	(65,854)	(1,775)	(127,105)	(3,310)
Net Increase (Decrease)—Investor Shares	(9,558)	(254)	(21,473)	(544)
ETF Shares
Issued	1,101,456	11,863	1,322,830	14,153
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(210,323)	(2,350)	(425,310)	(4,525)
Net Increase (Decrease)—ETF Shares	891,133	9,513	897,520	9,628
Admiral Shares
Issued	500,900	10,843	972,187	20,442
Issued in Lieu of Cash Distributions	28,352	601	54,837	1,157
Redeemed	(389,293)	(8,475)	(554,936)	(11,655)
Net Increase (Decrease)—Admiral Shares	139,959	2,969	472,088	9,944
Institutional Shares
Issued	43,625	227	82,055	414
Issued in Lieu of Cash Distributions	5,413	28	10,669	55
Redeemed	(40,374)	(209)	(148,785)	(755)
Net Increase (Decrease)—Institutional Shares	8,664	46	(56,061)	(286)

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2016, that would require recognition or disclosure in these financial statements.

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About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

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Six Months Ended June 30, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2015	6/30/2016	Period
Based on Actual Fund Return
Growth Index Fund
Investor Shares	$1,000.00	$1,012.94	$1.05
ETF Shares	1,000.00	1,013.64	0.35
Admiral Shares	1,000.00	1,013.61	0.35
Institutional Shares	1,000.00	1,013.68	0.30
Value Index Fund
Investor Shares	$1,000.00	$1,054.25	$1.07
ETF Shares	1,000.00	1,054.92	0.36
Admiral Shares	1,000.00	1,054.96	0.36
Institutional Shares	1,000.00	1,054.68	0.31
Large-Cap Index Fund
Investor Shares	$1,000.00	$1,033.97	$0.96
ETF Shares	1,000.00	1,034.84	0.35
Admiral Shares	1,000.00	1,034.67	0.35
Institutional Shares	1,000.00	1,034.78	0.30

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Six Months Ended June 30, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2015	6/30/2016	Period
Based on Hypothetical 5% Yearly Return
Growth Index Fund
Investor Shares	$1,000.00	$1,023.82	$1.06
ETF Shares	1,000.00	1,024.52	0.35
Admiral Shares	1,000.00	1,024.52	0.35
Institutional Shares	1,000.00	1,024.57	0.30
Value Index Fund
Investor Shares	$1,000.00	$1,023.82	$1.06
ETF Shares	1,000.00	1,024.52	0.35
Admiral Shares	1,000.00	1,024.52	0.35
Institutional Shares	1,000.00	1,024.57	0.30
Large-Cap Index Fund
Investor Shares	$1,000.00	$1,023.92	$0.96
ETF Shares	1,000.00	1,024.52	0.35
Admiral Shares	1,000.00	1,024.52	0.35
Institutional Shares	1,000.00	1,024.57	0.30

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Growth Index Fund, 0.21% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares; for the Value Index Fund, 0.21% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares; and for the Large-Cap Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

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Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Growth Index Fund, Value Index Fund, and Large-Cap Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard)—through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of each fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue. Information about the funds’ most recent performance can be found on the Performance Summary pages of this report.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory fee rate was also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that each fund’s at-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

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Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

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Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Growth Index: S&P 500 Growth Index (formerly known as the S&P 500/Barra Growth Index) through May 16, 2003; MSCI US Prime Market Growth Index through April 16, 2013; CRSP US Large Cap Growth Index thereafter.

Spliced Large Cap Index: MSCI US Prime Market 750 Index through January 30, 2013; CRSP US Large Cap Index thereafter.

Spliced Value Index: S&P 500 Value Index (formerly known as the S&P 500/Barra Value Index) through May 16, 2003; MSCI US Prime Market Value Index through April 16, 2013; CRSP US Large Cap Value Index thereafter.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 198 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]

F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of
the Board. Principal Occupation(s) During the Past
Five Years and Other Experience: Chairman of the
Board of The Vanguard Group, Inc., and of each of
the investment companies served by The Vanguard
Group, since January 2010; Director of The Vanguard
Group since 2008; Chief Executive Officer and
President of The Vanguard Group, and of each of
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing
Corporation; Managing Director of The Vanguard
Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years and Other
Experience: Executive Chief Staff and Marketing
Officer for North America and Corporate Vice President
(retired 2008) of Xerox Corporation (document manage-
ment products and services); Executive in Residence
and 2009–2010 Distinguished Minett Professor at
the Rochester Institute of Technology; Lead Director
of SPX FLOW, Inc. (multi-industry manufacturing);
Director of the United Way of Rochester, the University
of Rochester Medical Center, Monroe Community
College Foundation, North Carolina A&T University,
and Roberts Wesleyan College.

Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
Occupation(s) During the Past Five Years and Other
Experience: Chairman and Chief Executive Officer
(retired 2009) and President (2006–2008) of
Rohm and Haas Co. (chemicals); Director of Tyco
International plc (diversified manufacturing and
services), HP Inc. (printer and personal computer
manufacturing), and Delphi Automotive plc
(automotive components); Senior Advisor at
New Mountain Capital.

Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years and
Other Experience: President of the University of
Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Sciences, and Professor of Communication, Annenberg
School for Communication, with secondary faculty
appointments in the Department of Philosophy, School
of Arts and Sciences, and at the Graduate School of
Education, University of Pennsylvania; Trustee of the
National Constitution Center; Chair of the Presidential
Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years and
Other Experience: Corporate Vice President and
Chief Global Diversity Officer (retired 2008) and
Member of the Executive Committee (1997–2008)
of Johnson & Johnson (pharmaceuticals/medical
devices/consumer products); Director of Skytop
Lodge Corporation (hotels) and the Robert Wood
Johnson Foundation; Member of the Advisory
Board of the Institute for Women’s Leadership
at Rutgers University.

F. Joseph Loughrey
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other
Experience: President and Chief Operating Officer
(retired 2009) of Cummins Inc. (industrial machinery);
Chairman of the Board of Hillenbrand, Inc. (specialized
consumer services), and of Oxfam America; Director
of SKF AB (industrial machinery), Hyster-Yale Materials
Handling, Inc. (forklift trucks), the Lumina Foundation
for Education, and the V Foundation for Cancer
Research; Member of the Advisory Council for the
College of Arts and Letters and of the Advisory Board
to the Kellogg Institute for International Studies, both
at the University of Notre Dame.

Mark Loughridge
Born 1953. Trustee Since March 2012. Principal
Occupation(s) During the Past Five Years and Other
Experience: Senior Vice President and Chief Financial
Officer (retired 2013) at IBM (information technology
services); Fiduciary Member of IBM’s Retirement Plan
Committee (2004–2013); Director of the Dow Chemical
Company; Member of the Council on Chicago Booth.

Scott C. Malpass
Born 1962. Trustee Since March 2012. Principal
Occupation(s) During the Past Five Years and Other
Experience: Chief Investment Officer and Vice
President at the University of Notre Dame; Assistant
Professor of Finance at the Mendoza College of
Business at Notre Dame; Member of the Notre Dame
403(b) Investment Committee, the Board of Advisors
for Spruceview Capital Partners, and the Investment
Advisory Committee of Major League Baseball; Board
Member of TIFF Advisory Services, Inc., and Catholic
Investment Services, Inc. (investment advisors).

André F. Perold
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years and Other
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School
(retired 2011); Chief Investment Officer and Managing
Partner of HighVista Strategies LLC (private investment
firm); Director of Rand Merchant Bank; Overseer of
the Museum of Fine Arts Boston.

Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other
Experience: President and Chief Operating Officer
(retired 2010) of Corning Incorporated (communications
equipment); Trustee of Colby-Sawyer College and
Chairman of its Finance and Enrollment Committee;
Member of the Advisory Board of the Norris Cotton
Cancer Center.

Executive Officers

Glenn Booraem
Born 1967. Treasurer Since May 2015. Principal
Occupation(s) During the Past Five Years and
Other Experience: Principal of The Vanguard Group,
Inc.; Treasurer of each of the investment companies
served by The Vanguard Group; Controller of each of
the investment companies served by The Vanguard
Group (2010–2015); Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Years and Other Experience: Principal of The Vanguard
Group, Inc.; Chief Financial Officer of each of the
investment companies served by The Vanguard Group;
Treasurer of each of the investment companies served
by The Vanguard Group (1998–2008).

Peter Mahoney
Born 1974. Controller Since May 2015. Principal
Occupation(s) During the Past Five Years and
Other Experience: Head of Global Fund Accounting
at The Vanguard Group, Inc.; Controller of each of the
investment companies served by The Vanguard Group;
Head of International Fund Services at The Vanguard
Group (2008–2014).

Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years and Other
Experience: Managing Director of The Vanguard
Group, Inc.; General Counsel of The Vanguard Group;
Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group;
Director and Senior Vice President of Vanguard
Marketing Corporation.

Vanguard Senior ManagementTeam

Mortimer J. Buckley	James M. Norris
Kathleen C. Gubanich	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac	Michael Rollings

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
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Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q03072 082016

Semiannual Report | June 30, 2016

Vanguard Total Stock Market Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	8
Performance Summary.	10
Financial Statements.	11
About Your Fund’s Expenses.	30
Trustees Approve Advisory Arrangement.	32
Glossary.	33

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Pictured is a sailing block on the Brilliant, a 1932 schooner docked in Mystic, Connecticut. A type of pulley, the sailing block helps coordinate the setting of the sails. At Vanguard, the intricate coordination of technology and people allows us to help millions of clients around the world reach their financial goals.

Your Fund’s Total Returns

Six Months Ended June 30, 2016
Total
Returns
Vanguard Total Stock Market Index Fund
Investor Shares	3.59%
ETF Shares
Market Price	3.67
Net Asset Value	3.64
Admiral™ Shares	3.65
Institutional Shares	3.64
Institutional Plus Shares	3.66
Institutional Select Shares (Inception: 6/27/2016)	5.09
CRSP US Total Market Index	3.66
Multi-Cap Core Funds Average	1.64

Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares, Institutional Plus Shares, and Institutional Select Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Chairman’s Letter

Dear Shareholder,

U.S. stocks overcame several hurdles en route to gains over the half year. Vanguard Total Stock Market Index Fund returned almost 4% for the six months ended June 30, 2016. The fund tightly tracked its target benchmark, the CRSP US Total Market Index, and exceeded the average return of its multi-capitalization core fund peers by about 2 percentage points.

In a reversal from the previous reporting period, value stocks outperformed growth. Small-capitalization stocks held up better against mid-caps and large-caps than they had over the previous period. The utilities and telecommunications sectors were the top performers. Financials, health care, and technology recorded slightly negative returns.

On a separate note, the Total Stock Market Index Fund’s Institutional Select Shares launched on June 27. With an expense ratio of 0.01%, the new share class is part of our ongoing efforts to reduce the cost of investing.

Stocks waxed and waned through periods of turbulence

Toward the end of the half year, global stock markets dropped sharply and then rose after U.K. voters made the momentous decision to leave the European Union. The markets already were jittery before the June 23 “Brexit” vote. But volatility spiked afterward as investors digested the global economic implications and the likelihood of extended uncertainty while the separation is carried out.

2

The broad U.S. stock market returned roughly 4% for the six months. U.S. stocks plunged on news of the referendum’s outcome but quickly reversed. Worries about Brexit’s effect on trade and global economic growth seemed to diminish as expectations increased that major central banks would respond to any fallout.

International stocks had a rougher time, returning about –1%. European stocks in particular suffered as the lead-up to the Brexit referendum and subsequent uncertainty hit closer to home. Developed Pacific markets also retreated. Emerging-market stocks were a bright spot, returning nearly 8%.

Bonds rolled to strong returns as investors weighed options

The broad U.S. bond market returned 5.31% as investors sought safe-haven assets amid questionable global economic growth, low inflation, and stock market volatility. Exceptionally low or negative yields abroad attracted foreign investors to U.S. Treasury debt. The yield of the 10-year Treasury note closed at 1.47% at the end of June, down from 2.30% at the end of December. (Bond prices and yields move in opposite directions.)

The Federal Reserve has held its target for short-term interest rates steady since raising it by a quarter of a percentage point in December. During the period,

Market Barometer

			Total Returns
		Periods Ended June 30, 2016
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	3.74%	2.93%	11.88%
Russell 2000 Index (Small-caps)	2.22	-6.73	8.35
Russell 3000 Index (Broad U.S. market)	3.62	2.14	11.60
FTSE All-World ex US Index (International)	-0.92	-9.75	0.49

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	5.31%	6.00%	3.76%
Barclays Municipal Bond Index (Broad tax-exempt market)	4.33	7.65	5.33
Citigroup Three-Month U.S. Treasury Bill Index	0.11	0.14	0.05

CPI
Consumer Price Index	1.91%	1.01%	1.32%

3

the 0.25%–0.5% rate remained historically low and continued to curb returns for money market funds and savings accounts.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned 11.94%. Counter to recent trends, a number of foreign currencies strengthened against the dollar, but returns were solid even without this currency benefit.

Utilities, telecommunications produced impressive results

In the first month of the reporting period, the broad U.S. stock market dropped as investors worried about the widespread impact of China’s slow economic growth and falling commodity and oil prices. Stocks generally rebounded over the next few months as concerns about China eased, commodity and oil prices started to recover, and the Fed scaled back its plan for raising short-term interest rates.

Brexit was the next major challenge for the markets. As I mentioned earlier, stocks’ two-day retreat after the vote was followed by a surge in the period’s final week. Of course, the long-term effects of Brexit may take years to play out. We can be sure only that financial markets will continue to move in both directions in the short term, and stocks of different capitalizations, styles, and sectors will alternately triumph and trail.

Expense Ratios
Your Fund Compared With Its Peer Group
							Peer
	Investor	ETF	Admiral	Institutional	Institutional	Institutional	Group
	Shares	Shares	Shares	Shares	Plus Shares	Select Shares	Average
Total Stock Market Index Fund	0.16%	0.05%	0.05%	0.04%	0.02%	0.01%	1.17%

The fund expense ratios shown are from the prospectus dated April 27, 2016, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2016, the fund’s annualized expense ratios were 0.15% for Investor Shares, 0.05% for ETF Shares, 0.05% for Admiral Shares, 0.04% for Institutional Shares, 0.02% for Institutional Plus Shares, and 0.01% for Institutional Select Shares (since inception). The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2015.

Peer group: Multi-Cap Core Funds.

4

Along with its low costs and notable record of closely tracking its benchmark, one of the hallmarks of Vanguard Total Stock Market Index Fund is its diversification. The fund reflects the returns of the broad U.S. equity market and offers wide exposure to growth and value stocks; large-, mid-, and small-capitalization stocks; and all ten industry sectors.

Utilities and telecommunications, two of the fund’s smallest-weighted sectors, topped the field with returns of about 24% apiece. Firms in both industries deliver stable and steady dividend yields, which tend to be attractive to investors seeking income in a climate where bond yields are historically low and stock volatility is high.

Industrial, oil and gas, and consumer goods stocks also significantly boosted the fund’s returns. Gains were evident across most of the industrial sector, with conglomerates, building materials, transportation, machinery, and defense firms making solid contributions. As oil and commodity prices have bounced back a bit over the past few months, so has the energy sector, via integrated oil and gas companies and exploration and production firms. Food, household product, and tobacco companies were among the leaders in consumer goods.

The four largest sector weightings were also the fund’s weakest. Consumer services was essentially flat, while technology, health care, and financials each declined about 1%. Airlines lagged in consumer services, while internet and software companies detracted in technology. Lower long-term interest rates have hurt banks, asset managers, consumer finance companies, and investment firms within the financial sector. Biotechnology companies dragged down the health care sector.

A dose of discipline is crucial when markets become volatile

The heightened volatility in capital markets that surrounded the Brexit vote reminds us that nobody can control the direction of the markets or reliably predict where they’ll go in the short term. However, investors can control how they react to unstable and turbulent markets.

During periods of market adversity, it’s more important than ever to keep sight of one of Vanguard’s key principles: Maintain perspective and long-term discipline. Whether you’re investing for yourself or on behalf of clients, your success is affected greatly by how you respond—or don’t respond—during turbulent markets. (You can read Vanguard’s Principles for Investing Success at vanguard.com/research.)

5

As I’ve written in the past, the best course for long-term investors is generally to ignore daily market moves and not make decisions based on emotion. This is also a good time to evaluate your portfolio and make sure your asset allocation is aligned with your time horizon, goals, and risk tolerance.

The markets are unpredictable and often confounding. Keeping your long-term plans clearly in focus can help you weather these periodic storms.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 13, 2016

6

Your Fund’s Performance at a Glance
December 31, 2015, Through June 30, 2016
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Total Stock Market Index Fund
Investor Shares	$50.78	$52.15	$0.438	$0.000
ETF Shares	104.34	107.16	0.949	0.000
Admiral Shares	50.79	52.17	0.462	0.000
Institutional Shares	50.80	52.17	0.465	0.000
Institutional Plus Shares	95.26	97.84	0.880	0.000
Institutional Select Shares (Inception: 6/27/2016)	97.70	102.67	0.000	0.000

7

Total Stock Market Index Fund

Fund Profile
As of June 30, 2016

Share-Class Characteristics
						Institutional
	Investor		Admiral	Institutional	Institutional	Select
	Shares	ETF Shares	Shares	Shares	Plus Shares	Shares
Ticker Symbol	VTSMX	VTI	VTSAX	VITSX	VSMPX	VSTSX
Expense Ratio[1]	0.16%	0.05%	0.05%	0.04%	0.02%	0.01%
30-Day SEC Yield	1.91%	1.99%	1.99%	2.00%	2.02%	—

Portfolio Characteristics
		CRSP US
		Total Market
	Fund	Index
Number of Stocks	3,650	3,624
Median Market Cap	$53.0B	$51.1B
Price/Earnings Ratio	22.2x	22.1x
Price/Book Ratio	2.7x	2.7x
Return on Equity	16.6%	16.4%
Earnings Growth
Rate	7.3%	7.2%
Dividend Yield	2.1%	2.1%
Foreign Holdings	0.0%	0.0%
Turnover Rate
(Annualized)	4%	—
Short-Term
Reserves	0.0%	—

Sector Diversification (% of equity exposure)

		CRSP US
		Total Market
	Fund	Index
Basic Materials	2.4%	2.4%
Consumer Goods	10.7	10.7
Consumer Services	13.4	13.4
Financials	18.7	18.6
Health Care	13.6	13.5
Industrials	12.7	12.8
Oil & Gas	6.7	6.8
Technology	15.5	15.5
Telecommunications	2.7	2.6
Utilities	3.6	3.7

Volatility Measures
Spliced Total
Stock Market
Index
R-Squared	1.00
Beta	1.00

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)

Apple Inc.	Computer Hardware	2.3%
Alphabet Inc.	Internet	1.9
Exxon Mobil Corp.	Integrated Oil & Gas	1.8
Microsoft Corp.	Software	1.7
Johnson & Johnson	Pharmaceuticals	1.5
General Electric Co.	Diversified Industrials	1.3
Amazon.com Inc.	Broadline Retailers	1.3
Berkshire Hathaway Inc. Reinsurance		1.3
AT&T Inc.	Fixed Line
	Telecommunications	1.2
Facebook Inc.	Internet	1.1
Top Ten		15.4%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 27, 2016, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2016, the annualized expense ratios were 0.15% for Investor Shares, 0.05% for ETF Shares, 0.05% for Admiral Shares, 0.04% for Institutional Shares, 0.02% for Institutional Plus Shares, and 0.01% for Institutional Select Shares (since inception).

Note: The Institutional Select Shares’ 30-day SEC yield is not reported until 30 days after the share class inception.

8

Total Stock Market Index Fund

9

Total Stock Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2005, Through June 30, 2016

Total Stock Market Index Fund Investor Shares

Spliced Total Stock Market Index

For a benchmark description, see the Glossary.

Note: For 2016, performance data reflect the six months ended June 30, 2016.

Average Annual Total Returns: Periods Ended June 30, 2016

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	4/27/1992	2.01%	11.45%	7.43%
ETF Shares	5/24/2001
Market Price		2.12	11.59	7.55
Net Asset Value		2.12	11.58	7.54
Admiral Shares	11/13/2000	2.14	11.59	7.54
Institutional Shares	7/7/1997	2.13	11.59	7.55
Institutional Plus Shares	4/28/2015	2.15	—	0.23[1]
Institutional Select Shares	6/27/2016	—	—	5.09[1]
1 Return since inception.

10

Total Stock Market Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2016

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials †		10,642,665	2.4%

Consumer Goods
Procter & Gamble Co.	52,944,257	4,482,790	1.0%
Coca-Cola Co.	77,508,481	3,513,459	0.8%
Philip Morris International Inc.	30,830,272	3,136,055	0.7%
PepsiCo Inc.	28,707,633	3,041,287	0.7%
Altria Group Inc.	38,917,522	2,683,752	0.6%
Consumer Goods—Other †		29,759,677	6.8%
		46,617,020	10.6%
Consumer Services
* Amazon.com Inc.	8,004,634	5,728,276	1.3%
Home Depot Inc.	24,769,292	3,162,791	0.7%
Comcast Corp. Class A	48,088,860	3,134,913	0.7%
Walt Disney Co.	29,015,682	2,838,314	0.6%
McDonald’s Corp.	17,513,487	2,107,573	0.5%
Wal-Mart Stores Inc.	28,195,092	2,058,806	0.5%
CVS Health Corp.	21,341,786	2,043,263	0.5%
Starbucks Corp.	27,787,247	1,587,208	0.3%
Consumer Services—Other †		35,899,552	8.2%
		58,560,696	13.3%
Financials
* Berkshire Hathaway Inc. Class B	36,924,127	5,346,244	1.2%
JPMorgan Chase & Co.	73,063,574	4,540,170	1.0%
Wells Fargo & Co.	91,215,174	4,317,214	1.0%
Visa Inc. Class A	38,147,829	2,829,424	0.7%
Bank of America Corp.	205,280,841	2,724,077	0.6%
Citigroup Inc.	58,627,484	2,485,219	0.6%
MasterCard Inc. Class A	19,366,492	1,705,413	0.4%
* Berkshire Hathaway Inc. Class A	864	187,466	0.0%
Financials—Other †		57,516,604	13.1%
		81,651,831	18.6%

11

Total Stock Market Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Health Care
Johnson & Johnson	54,772,218	6,643,870	1.5%
Pfizer Inc.	120,689,469	4,249,476	1.0%
Merck & Co. Inc.	55,061,925	3,172,118	0.7%
UnitedHealth Group Inc.	18,929,906	2,672,903	0.6%
Bristol-Myers Squibb Co.	33,228,244	2,443,937	0.6%
Medtronic plc	27,943,526	2,424,660	0.5%
Amgen Inc.	14,951,056	2,274,803	0.5%
Gilead Sciences Inc.	26,530,771	2,213,197	0.5%
AbbVie Inc.	32,218,933	1,994,674	0.5%
* Allergan plc	7,890,044	1,823,310	0.4%
Health Care—Other †		29,215,544	6.7%
		59,128,492	13.5%
Industrials
General Electric Co.	182,865,746	5,756,614	1.3%
3M Co.	12,043,389	2,109,038	0.5%
Honeywell International Inc.	15,183,736	1,766,172	0.4%
United Technologies Corp.	15,787,904	1,619,050	0.4%
Boeing Co.	12,075,209	1,568,207	0.3%
Industrials—Other †		42,509,759	9.7%
		55,328,840	12.6%
Oil & Gas
Exxon Mobil Corp.	82,406,965	7,724,829	1.8%
Chevron Corp.	37,452,961	3,926,194	0.9%
Schlumberger Ltd.	27,629,233	2,184,920	0.5%
Oil & Gas—Other †		15,543,912	3.5%
		29,379,855	6.7%
[1]Other
* Leap Wireless International Inc CVR	872,848	2,200	0.0%
Other—Other †		3,788	0.0%
		5,988	0.0%
Technology
Apple Inc.	103,752,723	9,918,760	2.3%
Microsoft Corp.	149,022,544	7,625,484	1.7%
* Facebook Inc. Class A	43,803,673	5,005,884	1.1%
* Alphabet Inc. Class A	5,854,100	4,118,535	0.9%
* Alphabet Inc. Class C	5,827,913	4,033,499	0.9%
Intel Corp.	94,273,767	3,092,180	0.7%
Cisco Systems Inc.	100,384,266	2,880,025	0.7%
International Business Machines Corp.	17,238,549	2,616,467	0.6%
Oracle Corp.	62,098,332	2,541,685	0.6%
QUALCOMM Inc.	29,268,210	1,567,898	0.4%
Technology—Other †		24,431,497	5.6%
		67,831,914	15.5%
Telecommunications
AT&T Inc.	122,335,204	5,286,104	1.2%
Verizon Communications Inc.	81,195,606	4,533,963	1.0%
Telecommunications—Other †		1,718,231	0.4%
		11,538,298	2.6%

Utilities †		15,876,643	3.6%
Total Common Stocks (Cost $315,646,922)		436,562,242	99.4%[2]

12

Total Stock Market Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	0.538%	3,826,053,595	3,826,054	0.9%

[5,6]U.S. Government and Agency Obligations †			107,936	0.0%
Total Temporary Cash Investments (Cost $3,933,976)			3,933,990	0.9%[2]
[7]Total Investments (Cost $319,580,898)			440,496,232	100.3%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			35,505
Receivables for Investment Securities Sold			3,979
Receivables for Accrued Income			507,239
Receivables for Capital Shares Issued			1,553,761
Other Assets			49,077
Total Other Assets			2,149,561	0.5%
Liabilities
Payables for Investment Securities Purchased			(1,216,721)
Collateral for Securities on Loan			(1,573,074)
Payables for Capital Shares Redeemed			(677,636)
Payables to Vanguard			(193,602)
Other Liabilities			(518)
Total Liabilities			(3,661,551)	(0.8%)
Net Assets			438,984,242	100.0%

At June 30, 2016, net assets consisted of:
				Amount
				($000)
Paid-in Capital				317,763,433
Undistributed Net Investment Income				297,921
Accumulated Net Realized Losses				(12,174)
Unrealized Appreciation (Depreciation)
Investment Securities				120,915,334
Futures Contracts				20,028
Swap Contracts				(300)
Net Assets				438,984,242

Investor Shares—Net Assets
Applicable to 1,895,891,666 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				98,869,380
Net Asset Value Per Share—Investor Shares				$52.15

13

Total Stock Market Index Fund

Amount
($000)
ETF Shares—Net Assets
Applicable to 564,825,940 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	60,528,916
Net Asset Value Per Share—ETF Shares	$107.16

Admiral Shares—Net Assets
Applicable to 2,609,607,968 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	136,131,768
Net Asset Value Per Share—Admiral Shares	$52.17

Institutional Shares—Net Assets
Applicable to 1,295,989,535 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	67,616,404
Net Asset Value Per Share—Institutional Shares	$52.17

Institutional Plus Shares—Net Assets
Applicable to 768,226,253 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	75,165,384
Net Asset Value Per Share—Institutional Plus Shares	$97.84

Institutional Select Shares—Net Assets
Applicable to 6,549,334 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	672,390
Net Asset Value Per Share—Institutional Select Shares	$102.67

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and
0.3%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
4 Includes $1,573,074,000 of collateral received for securities on loan.
5 Securities with a value of $101,641,000 have been segregated as initial margin for open futures contracts.
6 Securities with a value of $3,562,000 have been segregated as collateral for open over-the-counter swap contracts.
7 The total value of securities on loan is $1,493,268,000.
CVR—Contingent Value Rights.
See accompanying Notes, which are an integral part of the Financial Statements.

14

Total Stock Market Index Fund

Statement of Operations

Six Months Ended
June 30, 2016
($000)
Investment Income
Income
Dividends	4,221,204
Interest[1]	5,576
Securities Lending	58,164
Total Income	4,284,944
Expenses
The Vanguard Group—Note B
Investment Advisory Services	9,048
Management and Administrative—Investor Shares	58,169
Management and Administrative—ETF Shares	10,682
Management and Administrative—Admiral Shares	23,360
Management and Administrative—Institutional Shares	9,378
Management and Administrative—Institutional Plus Shares	4,301
Management and Administrative—Institutional Select Shares	1
Marketing and Distribution—Investor Shares	8,672
Marketing and Distribution—ETF Shares	1,707
Marketing and Distribution—Admiral Shares	4,616
Marketing and Distribution—Institutional Shares	1,026
Marketing and Distribution—Institutional Plus Shares	574
Marketing and Distribution—Institutional Select Shares	—
Custodian Fees	1,761
Shareholders’ Reports—Investor Shares	979
Shareholders’ Reports—ETF Shares	299
Shareholders’ Reports—Admiral Shares	280
Shareholders’ Reports—Institutional Shares	114
Shareholders’ Reports—Institutional Plus Shares	1
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	124
Total Expenses	135,092
Net Investment Income	4,149,852
Realized Net Gain (Loss)
Investment Securities Sold	3,689,863
Futures Contracts	47,560
Swap Contracts	182
Realized Net Gain (Loss)	3,737,605
Change in Unrealized Appreciation (Depreciation)
Investment Securities	8,256,212
Futures Contracts	(6,197)
Swap Contracts	331
Change in Unrealized Appreciation (Depreciation)	8,250,346
Net Increase (Decrease) in Net Assets Resulting from Operations	16,137,803
1 Interest income from an affiliated company of the fund was $5,256,000.
See accompanying Notes, which are an integral part of the Financial Statements.

15

Total Stock Market Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,149,852	7,704,558
Realized Net Gain (Loss)	3,737,605	12,814,317
Change in Unrealized Appreciation (Depreciation)	8,250,346	(18,420,139)
Net Increase (Decrease) in Net Assets Resulting from Operations	16,137,803	2,098,736
Distributions
Net Investment Income
Investor Shares	(834,454)	(2,011,483)
ETF Shares	(532,611)	(1,092,307)
Admiral Shares	(1,184,484)	(2,411,516)
Institutional Shares	(580,092)	(1,465,290)
Institutional Plus Shares	(637,335)	(670,898)
Institutional Select Shares	—	—
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Institutional Select Shares	—	—
Total Distributions	(3,768,976)	(7,651,494)
Capital Share Transactions
Investor Shares	(268,686)	(20,386,722)
ETF Shares	1,464,681	7,518,595
Admiral Shares	6,028,310	10,860,724
Institutional Shares	8,164,992	(40,464,087)
Institutional Plus Shares	9,935,177	65,672,415
Institutional Select Shares	639,884	—
Net Increase (Decrease) from Capital Share Transactions	25,964,358	23,200,925
Total Increase (Decrease)	38,333,185	17,648,167
Net Assets
Beginning of Period	400,651,057	383,002,890
End of Period[1]	438,984,242	400,651,057

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $297,921,000 and ($83,137,000).

See accompanying Notes, which are an integral part of the Financial Statements.

16

Total Stock Market Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$50.78	$51.58	$46.67	$35.64	$31.29	$31.56
Investment Operations
Net Investment Income	. 484	. 954	. 854.757		.720	. 565
Net Realized and Unrealized Gain (Loss)
on Investments	1.324	(.807)	4.907	11.038	4.350	(.273)
Total from Investment Operations	1.808	.147	5.761	11.795	5.070	.292
Distributions
Dividends from Net Investment Income	(. 438)	(. 947)	(. 851)	(.765)	(.720)	(. 562)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(. 438)	(. 947)	(. 851)	(.765)	(.720)	(. 562)
Net Asset Value, End of Period	$52.15	$50.78	$51.58	$46.67	$35.64	$31.29

Total Return[1]	3.59%	0.29%	12.43%	33.35%	16.25%	0.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$98,869	$96,323	$117,966	$105,008	$78,936	$62,668
Ratio of Total Expenses to
Average Net Assets	0.15%	0.16%	0.17%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to
Average Net Assets	1.98%	1.85%	1.77%	1.84%	2.11%	1.79%
Portfolio Turnover Rate[2]	4%	3%	3%	4%	3%	5%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Total Stock Market Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period $104.34		$106.00	$95.91	$73.24	$64.29	$64.86
Investment Operations
Net Investment Income	1.044	2.082	1.874	1.657	1.564	1.238
Net Realized and Unrealized Gain (Loss)
on Investments	2.725	(1.675)	10.085	22.686	8.949	(.575)
Total from Investment Operations	3.769	.407	11.959	24.343	10.513	.663
Distributions
Dividends from Net Investment Income	(.949)	(2.067)	(1.869)	(1.673)	(1.563)	(1.233)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.949)	(2.067)	(1.869)	(1.673)	(1.563)	(1.233)
Net Asset Value, End of Period	$107.16	$104.34	$106.00	$95.91	$73.24	$64.29

Total Return	3.64%	0.40%	12.56%	33.51%	16.41%	1.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$60,529	$57,434	$50,886	$39,165	$24,270	$19,521
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to
Average Net Assets	2.08%	1.96%	1.89%	1.96%	2.23%	1.91%
Portfolio Turnover Rate[1]	4%	3%	3%	4%	3%	5%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Total Stock Market Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$50.79	$51.60	$46.69	$35.65	$31.30	$31.57
Investment Operations
Net Investment Income	.508	1.013	.912	.807	.761	.602
Net Realized and Unrealized Gain (Loss)
on Investments	1.334	(.818)	4.908	11.047	4.350	(.273)
Total from Investment Operations	1.842	.195	5.820	11.854	5.111	.329
Distributions
Dividends from Net Investment Income	(. 462)	(1.005)	(. 910)	(. 814)	(.761)	(. 599)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 462)	(1.005)	(. 910)	(. 814)	(.761)	(. 599)
Net Asset Value, End of Period	$52.17	$50.79	$51.60	$46.69	$35.65	$31.30

Total Return[1]	3.65%	0.39%	12.56%	33.52%	16.38%	1.08%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$136,132	$126,363	$117,476	$86,541	$59,771	$49,496
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to
Average Net Assets	2.08%	1.96%	1.89%	1.96%	2.23%	1.91%
Portfolio Turnover Rate [2]	4%	3%	3%	4%	3%	5%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Total Stock Market Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$50.80	$51.60	$46.69	$35.66	$31.30	$31.57
Investment Operations
Net Investment Income	.511	1.017	.915	.808	.763	.603
Net Realized and Unrealized Gain (Loss)
on Investments	1.324	(.808)	4.908	11.038	4.359	(.272)
Total from Investment Operations	1.835	.209	5.823	11.846	5.122	.331
Distributions
Dividends from Net Investment Income	(. 465)	(1.009)	(. 913)	(. 816)	(.762)	(. 601)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(. 465)	(1.009)	(. 913)	(. 816)	(.762)	(. 601)
Net Asset Value, End of Period	$52.17	$50.80	$51.60	$46.69	$35.66	$31.30

Total Return	3.64%	0.42%	12.56%	33.49%	16.42%	1.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$67,616	$57,438	$96,674	$65,738	$39,367	$29,467
Ratio of Total Expenses to
Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to
Average Net Assets	2.09%	1.97%	1.90%	1.97%	2.24%	1.92%
Portfolio Turnover Rate[1]	4%	3%	3%	4%	3%	5%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Total Stock Market Index Fund

Financial Highlights

Institutional Plus Shares
	Six Months	April 28,
	Ended	2015[1] to
	June 30,	Dec. 31,
For a Share Outstanding Throughout Each Period	2016	2015
Net Asset Value, Beginning of Period	$95.26	$100.00
Investment Operations
Net Investment Income	. 966	1.335
Net Realized and Unrealized Gain (Loss) on Investments	2.494	(4.631)
Total from Investment Operations	3.460	(3.296)
Distributions
Dividends from Net Investment Income	(.880)	(1.444)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.880)	(1.444)
Net Asset Value, End of Period	$97.84	$95.26

Total Return	3.66%	-3.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$75,165	$63,093
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%[2]
Ratio of Net Investment Income to Average Net Assets	2.11%	1.99%[2]
Portfolio Turnover Rate [3]	4%	3%[4]

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4 Reflects the fund’s portfolio turnover for the fiscal year ended December 31, 2015.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Total Stock Market Index Fund

Financial Highlights

Institutional Select Shares
June 27, 2016[1] to
For a Share Outstanding Throughout the Period	June 30, 2016
Net Asset Value, Beginning of Period	$97.70
Investment Operations
Net Investment Income	. 045
Net Realized and Unrealized Gain (Loss) on Investments	4.925
Total from Investment Operations	4.970
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$102.67

Total Return	5.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$672
Ratio of Total Expenses to Average Net Assets	0.01%[2]
Ratio of Net Investment Income to Average Net Assets	2.12%[2]
Portfolio Turnover Rate [3]	4%[4]

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4 Reflects the fund’s portfolio turnover for the six months ended June 30, 2016.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Total Stock Market Index Fund

Notes to Financial Statements

Vanguard Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares are designed for investors who meet certain administrative, service, and account-size criteria. Institutional Select Shares were issued on June 27, 2016.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

23

Total Stock Market Index Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2016, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

24

Total Stock Market Index Fund

During the six months ended June 30, 2016, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2012–2015), and for the period ended June 30, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2016, or at any time during the period then ended.

25

Total Stock Market Index Fund

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2016, the fund had contributed to Vanguard capital in the amount of $35,505,000, representing 0.01% of the fund’s net assets and 14.20% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

26

Total Stock Market Index Fund

The following table summarizes the market value of the fund’s investments as of June 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	436,554,213	32	7,997
Temporary Cash Investments	3,826,054	107,936	—
Futures Contracts—Assets[1]	27,923	—	—
Swap Contracts—Assets	—	218	—
Swap Contracts—Liabilities	—	(518)	—
Total	440,408,190	107,668	7,997
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	September 2016	21,784	2,276,646	21,070
E-mini Russell 2000 Index	September 2016	957	109,806	(1,129)
E-mini S&P Mid-Cap 400 Index	September 2016	240	35,832	87
				20,028

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At June 30, 2016, the fund had the following open total return swap contracts:
				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)	($000)
Ambac Financial Group Inc.	7/6/16	GSCM	4,867	(0.848%)	218
Empire State Realty Trust Inc.	8/11/16	GSCM	20,463	(0.842%)	(77)
SLM Corp.	8/18/16	GSI	21,170	(0.848%)	(441)
					(300)
GSCM—Goldman Sachs Capital Management.
GSI—Goldman Sachs International.

27

Total Stock Market Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2016, the fund realized $2,448,918,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes. Realized gains of $182,000 on swap contracts have been reclassified from accumulated net realized losses to undistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2015, the fund had available capital losses totaling $1,270,736,000 to offset future net capital gains. Of this amount, $1,003,435,000 is subject to expiration on December 31, 2016. Capital losses of $267,301,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2016; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2016, the cost of investment securities for tax purposes was $319,589,820,000. Net unrealized appreciation of investment securities for tax purposes was $120,906,412,000, consisting of unrealized gains of $138,493,232,000 on securities that had risen in value since their purchase and $17,586,820,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2016, the fund purchased $38,671,577,000 of investment securities and sold $11,881,516,000 of investment securities, other than temporary cash investments. Purchases and sales include $6,779,445,000 and $4,488,728,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

28

Total Stock Market Index Fund

G. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		June 30, 2016	December 31, 2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	6,703,264	137,739	9,615,095	187,612
Issued in Lieu of Cash Distributions	829,581	16,344	2,000,863	39,195
Redeemed	(7,801,531)	(155,183)	(32,002,680)	(616,831)
Net Increase (Decrease)—Investor Shares	(268,686)	(1,100)	(20,386,722)	(390,024)
ETF Shares
Issued	6,039,080	58,780	25,815,534	241,287
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(4,574,399)	(44,400)	(18,296,939)	(170,900)
Net Increase (Decrease)—ETF Shares	1,464,681	14,380	7,518,595	70,387
Admiral Shares
Issued	11,560,183	233,139	22,278,360	430,686
Issued in Lieu of Cash Distributions	1,026,219	20,207	2,101,249	41,298
Redeemed	(6,558,092)	(131,629)	(13,518,885)	(260,874)
Net Increase (Decrease)—Admiral Shares	6,028,310	121,717	10,860,724	211,110
Institutional Shares
Issued	12,432,040	250,240	34,182,938	666,236
Issued in Lieu of Cash Distributions	533,102	10,492	1,369,736	26,567
Redeemed	(4,800,150)	(95,419)	(76,016,761)	(1,435,499)
Net Increase (Decrease)—Institutional Shares	8,164,992	165,313	(40,464,087)	(742,696)
Institutional Plus Shares[1]
Issued	11,164,121	119,173	70,375,821	710,136
Issued in Lieu of Cash Distributions	634,389	6,657	668,273	7,223
Redeemed	(1,863,333)	(19,902)	(5,371,679)	(55,060)
Net Increase (Decrease)—Institutional Plus Shares	9,935,177	105,928	65,672,415	662,299
Institutional Select Shares [2]
Issued	640,213	6,552	—	—
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(329)	(3)	—	—
Net Increase (Decrease)—Institutional Select Shares	639,884	6,549	—	—
1 Inception was April 28, 2015, for Institutional Plus Shares.
2 Inception was June 27, 2016, for Institutional Select Shares.

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2016, that would require recognition or disclosure in these financial statements.

29

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

30

Six Months Ended June 30, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total Stock Market Index Fund	12/31/2015	6/30/2016	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,035.86	$0.76
ETF Shares	1,000.00	1,036.42	0.25
Admiral Shares	1,000.00	1,036.54	0.25
Institutional Shares	1,000.00	1,036.39	0.20
Institutional Plus Shares	1,000.00	1,036.60	0.10
Institutional Select Shares	1,000.00	1,050.87	0.00
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.12	$0.75
ETF Shares	1,000.00	1,024.61	0.25
Admiral Shares	1,000.00	1,024.61	0.25
Institutional Shares	1,000.00	1,024.66	0.20
Institutional Plus Shares	1,000.00	1,024.76	0.10
Institutional Select Shares	1,000.00	1,000.55	0.00

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.15% for Investor Shares, 0.05% for ETF Shares, 0.05% for Admiral Shares, 0.04% for Institutional Shares, 0.02% for Institutional Plus Shares, and 0.01% for Institutional Select Shares (since inception). The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366 for Investor, ETF, Admiral, Institutional, and Institutional Plus Shares and 4/366 for Institutional Select Shares).

31

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Total Stock Market Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard)—through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

32

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

33

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Total Stock Market Index: Dow Jones U.S. Total Stock Market Index (formerly known as the Dow Jones Wilshire 5000 Index) through April 22, 2005; MSCI US Broad Market Index through June 2, 2013; and CRSP US Total Market Index thereafter.

34

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 198 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]

F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of
the Board. Principal Occupation(s) During the Past
Five Years and Other Experience: Chairman of the
Board of The Vanguard Group, Inc., and of each of
the investment companies served by The Vanguard
Group, since January 2010; Director of The Vanguard
Group since 2008; Chief Executive Officer and
President of The Vanguard Group, and of each of
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing
Corporation; Managing Director of The Vanguard
Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years and Other
Experience: Executive Chief Staff and Marketing
Officer for North America and Corporate Vice President
(retired 2008) of Xerox Corporation (document manage-
ment products and services); Executive in Residence
and 2009–2010 Distinguished Minett Professor at
the Rochester Institute of Technology; Lead Director
of SPX FLOW, Inc. (multi-industry manufacturing);
Director of the United Way of Rochester, the University
of Rochester Medical Center, Monroe Community
College Foundation, North Carolina A&T University,
and Roberts Wesleyan College.

Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
Occupation(s) During the Past Five Years and Other
Experience: Chairman and Chief Executive Officer
(retired 2009) and President (2006–2008) of
Rohm and Haas Co. (chemicals); Director of Tyco
International plc (diversified manufacturing and
services), HP Inc. (printer and personal computer
manufacturing), and Delphi Automotive plc
(automotive components); Senior Advisor at
New Mountain Capital.

Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years and
Other Experience: President of the University of
Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Sciences, and Professor of Communication, Annenberg
School for Communication, with secondary faculty
appointments in the Department of Philosophy, School
of Arts and Sciences, and at the Graduate School of
Education, University of Pennsylvania; Trustee of the
National Constitution Center; Chair of the Presidential
Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years and
Other Experience: Corporate Vice President and
Chief Global Diversity Officer (retired 2008) and
Member of the Executive Committee (1997–2008)
of Johnson & Johnson (pharmaceuticals/medical
devices/consumer products); Director of Skytop
Lodge Corporation (hotels) and the Robert Wood
Johnson Foundation; Member of the Advisory
Board of the Institute for Women’s Leadership
at Rutgers University.

F. Joseph Loughrey
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other
Experience: President and Chief Operating Officer
(retired 2009) of Cummins Inc. (industrial machinery);
Chairman of the Board of Hillenbrand, Inc. (specialized
consumer services), and of Oxfam America; Director
of SKF AB (industrial machinery), Hyster-Yale Materials
Handling, Inc. (forklift trucks), the Lumina Foundation
for Education, and the V Foundation for Cancer
Research; Member of the Advisory Council for the
College of Arts and Letters and of the Advisory Board
to the Kellogg Institute for International Studies, both
at the University of Notre Dame.

Mark Loughridge
Born 1953. Trustee Since March 2012. Principal
Occupation(s) During the Past Five Years and Other
Experience: Senior Vice President and Chief Financial
Officer (retired 2013) at IBM (information technology
services); Fiduciary Member of IBM’s Retirement Plan
Committee (2004–2013); Director of the Dow Chemical
Company; Member of the Council on Chicago Booth.

Scott C. Malpass
Born 1962. Trustee Since March 2012. Principal
Occupation(s) During the Past Five Years and Other
Experience: Chief Investment Officer and Vice
President at the University of Notre Dame; Assistant
Professor of Finance at the Mendoza College of
Business at Notre Dame; Member of the Notre Dame
403(b) Investment Committee, the Board of Advisors
for Spruceview Capital Partners, and the Investment
Advisory Committee of Major League Baseball; Board
Member of TIFF Advisory Services, Inc., and Catholic
Investment Services, Inc. (investment advisors).

André F. Perold
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years and Other
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School
(retired 2011); Chief Investment Officer and Managing
Partner of HighVista Strategies LLC (private investment
firm); Director of Rand Merchant Bank; Overseer of
the Museum of Fine Arts Boston.

Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other
Experience: President and Chief Operating Officer
(retired 2010) of Corning Incorporated (communications
equipment); Trustee of Colby-Sawyer College and
Chairman of its Finance and Enrollment Committee;
Member of the Advisory Board of the Norris Cotton
Cancer Center.

Executive Officers

Glenn Booraem
Born 1967. Treasurer Since May 2015. Principal
Occupation(s) During the Past Five Years and
Other Experience: Principal of The Vanguard Group,
Inc.; Treasurer of each of the investment companies
served by The Vanguard Group; Controller of each of
the investment companies served by The Vanguard
Group (2010–2015); Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Years and Other Experience: Principal of The Vanguard
Group, Inc.; Chief Financial Officer of each of the
investment companies served by The Vanguard Group;
Treasurer of each of the investment companies served
by The Vanguard Group (1998–2008).

Peter Mahoney
Born 1974. Controller Since May 2015. Principal
Occupation(s) During the Past Five Years and
Other Experience: Head of Global Fund Accounting
at The Vanguard Group, Inc.; Controller of each of the
investment companies served by The Vanguard Group;
Head of International Fund Services at The Vanguard
Group (2008–2014).

Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years and Other
Experience: Managing Director of The Vanguard
Group, Inc.; General Counsel of The Vanguard Group;
Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group;
Director and Senior Vice President of Vanguard
Marketing Corporation.

Vanguard Senior ManagementTeam

Mortimer J. Buckley	James M. Norris
Kathleen C. Gubanich	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac	Michael Rollings

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q852 082016

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)

Common Stocks (100.1%)[1]
Basic Materials (3.6%)
	RPM International Inc.	2,765,022	138,113
	Steel Dynamics Inc.	4,816,036	117,993
	Royal Gold Inc.	1,358,486	97,838
	Olin Corp.	3,437,370	85,384
	NewMarket Corp.	197,288	81,752
	Scotts Miracle-Gro Co. Class A	955,810	66,821
	Sensient Technologies Corp.	933,070	66,285
	CONSOL Energy Inc.	4,057,751	65,289
	PolyOne Corp.	1,748,561	61,619
	Huntsman Corp.	4,213,528	56,672
	Cabot Corp.	1,168,475	53,353
	Compass Minerals International Inc.	703,166	52,168
	United States Steel Corp.	3,047,572	51,382
	Axiall Corp.	1,469,161	47,909
	HB Fuller Co.	1,040,605	45,776
	Domtar Corp.	1,302,676	45,607
	US Silica Holdings Inc.	1,321,695	45,559
	Minerals Technologies Inc.	724,801	41,169
	Hecla Mining Co.	7,992,536	40,762
	Commercial Metals Co.	2,384,101	40,291
	Balchem Corp.	657,048	39,193
*	GCP Applied Technologies Inc.	1,472,284	38,338
	Worthington Industries Inc.	906,020	38,325
*	Chemtura Corp.	1,331,400	35,122
*	Cambrex Corp.	666,763	34,492
*	Coeur Mining Inc.	3,193,743	34,045
	Kaiser Aluminum Corp.	356,286	32,212
	Carpenter Technology Corp.	971,280	31,984
	Chemours Co.	3,782,551	31,168
*	Ingevity Corp.	873,959	29,750
*	Stillwater Mining Co.	2,501,527	29,668
^	Allegheny Technologies Inc.	2,259,404	28,807
*,^	Platform Specialty Products Corp.	3,097,865	27,509
	Stepan Co.	418,178	24,894
	KapStone Paper and Packaging Corp.	1,807,828	23,520
	Quaker Chemical Corp.	261,572	23,332
*	Clearwater Paper Corp.	356,062	23,276
*	Ferro Corp.	1,731,342	23,165
*	AK Steel Holding Corp.	4,794,169	22,341
	Innospec Inc.	473,993	21,799
*,^	Cliffs Natural Resources Inc.	3,381,990	19,176
*	Kraton Performance Polymers Inc.	640,443	17,888
	PH Glatfelter Co.	908,916	17,778
*	Univar Inc.	862,767	16,315
	Innophos Holdings Inc.	382,103	16,129
	Deltic Timber Corp.	226,837	15,228
	A Schulman Inc.	580,499	14,176
	Calgon Carbon Corp.	1,056,414	13,892
*	Koppers Holdings Inc.	409,381	12,580
	Rayonier Advanced Materials Inc.	897,934	12,203
*	Fairmount Santrol Holdings Inc.	1,451,363	11,190
	Tredegar Corp.	575,562	9,278
	American Vanguard Corp.	573,486	8,665
	Haynes International Inc.	258,364	8,288
*	Resolute Forest Products Inc.	1,213,957	6,422
*	Century Aluminum Co.	1,003,653	6,353
	Tronox Ltd. Class A	1,270,682	5,604
	FutureFuel Corp.	496,582	5,403
	SunCoke Energy Inc.	665,467	3,873
	Kronos Worldwide Inc.	356,612	1,872
			2,116,995

1

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
Consumer Goods (7.6%)
	Ingredion Inc.	1,498,335	193,900
	Leggett & Platt Inc.	2,795,839	142,895
*	Middleby Corp.	1,197,657	138,030
*	TreeHouse Foods Inc.	1,174,570	120,570
	Pinnacle Foods Inc.	2,431,592	112,558
	Carter's Inc.	1,003,928	106,888
*	Post Holdings Inc.	1,271,673	105,155
*	Hain Celestial Group Inc.	2,045,493	101,763
	Gentex Corp.	6,011,542	92,878
*	WhiteWave Foods Co. Class A	1,841,181	86,425
	Brunswick Corp.	1,886,367	85,490
*	Toll Brothers Inc.	3,156,863	84,951
*,^	Herbalife Ltd.	1,448,669	84,791
*	Skechers U.S.A. Inc. Class A	2,766,211	82,212
	Pool Corp.	831,814	78,215
	Flowers Foods Inc.	3,874,434	72,646
	Goodyear Tire & Rubber Co.	2,767,642	71,018
	Energizer Holdings Inc.	1,286,969	66,266
	Thor Industries Inc.	983,115	63,647
*	Take-Two Interactive Software Inc.	1,677,427	63,608
	B&G Foods Inc.	1,303,818	62,844
*	Vista Outdoor Inc.	1,272,046	60,715
*	Tempur Sealy International Inc.	1,077,845	59,626
*	Helen of Troy Ltd.	577,616	59,402
	Spectrum Brands Holdings Inc.	494,547	59,004
	CalAtlantic Group Inc.	1,601,340	58,785
*	Kate Spade & Co.	2,663,661	54,898
	Snyder's-Lance Inc.	1,595,702	54,078
*	Tenneco Inc.	1,132,717	52,796
	Nu Skin Enterprises Inc. Class A	1,106,734	51,120
*	Darling Ingredients Inc.	3,425,239	51,036
	Lancaster Colony Corp.	399,432	50,972
	Tupperware Brands Corp.	893,533	50,288
*	Manitowoc Foodservice Inc.	2,851,810	50,249
	Visteon Corp.	707,937	46,589
	HNI Corp.	943,916	43,883
	Vector Group Ltd.	1,932,377	43,324
	Drew Industries Inc.	484,627	41,116
	Wolverine World Wide Inc.	1,968,476	39,999
*	Steven Madden Ltd.	1,158,311	39,591
*	Dorman Products Inc.	686,998	39,296
*	Deckers Outdoor Corp.	674,759	38,812
*,^	Blue Buffalo Pet Products Inc.	1,635,056	38,162
	Fresh Del Monte Produce Inc.	687,670	37,430
	Herman Miller Inc.	1,246,793	37,267
	J&J Snack Foods Corp.	310,024	36,977
*	G-III Apparel Group Ltd.	807,004	36,896
*	Zynga Inc. Class A	14,625,792	36,418
*	TRI Pointe Group Inc.	3,038,328	35,913
	Sanderson Farms Inc.	400,215	34,675
	Dean Foods Co.	1,913,163	34,609
	Avon Products Inc.	9,083,534	34,336
	Cooper Tire & Rubber Co.	1,149,381	34,275
*,^	Fitbit Inc. Class A	2,749,556	33,600
	Columbia Sportswear Co.	580,894	33,425
	WD-40 Co.	283,634	33,313
	Dana Holding Corp.	3,078,851	32,513
*	Tumi Holdings Inc.	1,193,789	31,922
*	Boston Beer Co. Inc. Class A	184,125	31,491
*	Meritage Homes Corp.	791,030	29,695
	La-Z-Boy Inc.	1,038,480	28,890
^	Cal-Maine Foods Inc.	591,767	26,227
*	Gentherm Inc.	758,272	25,971

2

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Universal Corp.	449,222	25,938
*	Cooper-Standard Holding Inc.	322,335	25,461
*,^	Wayfair Inc.	639,807	24,952
*	Fossil Group Inc.	851,216	24,285
	KB Home	1,575,838	23,968
	Knoll Inc.	970,100	23,554
*	ACCO Brands Corp.	2,226,993	23,005
	Schweitzer-Mauduit International Inc.	635,917	22,435
	Steelcase Inc. Class A	1,649,004	22,377
*	American Axle & Manufacturing Holdings Inc.	1,512,590	21,902
	Interface Inc. Class A	1,362,710	20,781
	MDC Holdings Inc.	816,069	19,863
*	Select Comfort Corp.	923,190	19,738
*	TiVo Inc.	1,936,029	19,167
*	iRobot Corp.	543,344	19,060
	Andersons Inc.	529,345	18,813
*,^	GoPro Inc. Class A	1,697,761	18,353
	Briggs & Stratton Corp.	853,282	18,072
	Oxford Industries Inc.	312,576	17,698
	Ethan Allen Interiors Inc.	520,564	17,199
*	Crocs Inc.	1,452,974	16,390
^	Tootsie Roll Industries Inc.	399,582	15,396
*	National Beverage Corp.	242,577	15,236
*	Central Garden & Pet Co. Class A	689,275	14,964
	Coca-Cola Bottling Co. Consolidated	96,926	14,294
*	Seaboard Corp.	4,883	14,017
	Superior Industries International Inc.	477,705	12,793
*	USANA Health Sciences Inc.	112,586	12,545
	National Presto Industries Inc.	107,890	10,179
	Inter Parfums Inc.	355,004	10,142
*	Taylor Morrison Home Corp. Class A	625,637	9,284
*,^	Amplify Snack Brands Inc.	623,162	9,192
*	DTS Inc.	342,903	9,070
*	Modine Manufacturing Co.	997,841	8,781
*,^	Eastman Kodak Co.	486,572	7,824
	Phibro Animal Health Corp. Class A	382,458	7,137
*	Revlon Inc. Class A	217,272	6,992
	Movado Group Inc.	322,152	6,984
*,^	Iconix Brand Group Inc.	965,700	6,528
*	Vera Bradley Inc.	427,220	6,054
*	Federal-Mogul Holdings Corp.	698,141	5,802
*	Central Garden & Pet Co.	173,263	3,956
	Metaldyne Performance Group Inc.	279,706	3,846
*,^	Elizabeth Arden Inc.	215,163	2,961
	Titan International Inc.	449,449	2,787
*	US Foods Holding Corp.	59,480	1,442
*	Vince Holding Corp.	199,552	1,094
			4,428,645
Consumer Services (12.4%)
	Domino's Pizza Inc.	1,043,923	137,151
	KAR Auction Services Inc.	2,858,497	119,314
*	ServiceMaster Global Holdings Inc.	2,825,266	112,446
*	JetBlue Airways Corp.	6,705,131	111,037
	Sabre Corp.	4,036,913	108,149
*	VCA Inc.	1,598,159	108,052
	Casey's General Stores Inc.	812,872	106,901
	TEGNA Inc.	4,528,778	104,932
	Vail Resorts Inc.	754,588	104,307
	Service Corp. International	3,830,287	103,571
*	Copart Inc.	2,098,043	102,825
*	Panera Bread Co. Class A	468,506	99,295
*	Burlington Stores Inc.	1,483,681	98,976
	Dun & Bradstreet Corp.	754,660	91,948
	Six Flags Entertainment Corp.	1,553,160	90,006

3

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Sally Beauty Holdings Inc.	3,045,300	89,562
^	Cracker Barrel Old Country Store Inc.	498,322	85,447
	Dunkin' Brands Group Inc.	1,907,399	83,201
*	Rite Aid Corp.	10,912,855	81,737
	Dick's Sporting Goods Inc.	1,763,103	79,445
	Cinemark Holdings Inc.	2,176,168	79,343
*	AMC Networks Inc. Class A	1,266,247	76,507
*	Madison Square Garden Co. Class A	415,027	71,596
*	Sprouts Farmers Market Inc.	2,980,564	68,255
	CST Brands Inc.	1,574,808	67,843
*	Spirit Airlines Inc.	1,482,083	66,501
*	Live Nation Entertainment Inc.	2,745,301	64,515
	Tribune Media Co. Class A	1,627,631	63,771
*	Bright Horizons Family Solutions Inc.	931,514	61,769
*	DreamWorks Animation SKG Inc. Class A	1,474,182	60,250
	Texas Roadhouse Inc. Class A	1,317,304	60,069
	Rollins Inc.	2,048,376	59,956
	Jack in the Box Inc.	677,305	58,194
*	Murphy USA Inc.	778,986	57,770
	GameStop Corp. Class A	2,163,628	57,509
*	Avis Budget Group Inc.	1,771,759	57,104
*	Beacon Roofing Supply Inc.	1,240,026	56,384
*	Pandora Media Inc.	4,523,568	56,318
*	Michaels Cos. Inc.	1,943,896	55,284
*	Buffalo Wild Wings Inc.	391,924	54,458
	American Eagle Outfitters Inc.	3,388,580	53,980
*,^	JC Penney Co. Inc.	6,067,960	53,884
*	Five Below Inc.	1,138,266	52,827
	Brinker International Inc.	1,159,598	52,797
	John Wiley & Sons Inc. Class A	1,004,232	52,401
*,^	GrubHub Inc.	1,675,160	52,047
*	Starz	1,738,132	52,005
	Big Lots Inc.	1,034,116	51,820
	Dolby Laboratories Inc. Class A	1,059,343	50,690
*	Cabela's Inc.	994,625	49,791
	Cable One Inc.	95,598	48,890
*	Urban Outfitters Inc.	1,710,462	47,038
*	United Natural Foods Inc.	995,232	46,577
	Cheesecake Factory Inc.	959,068	46,170
	AMERCO	122,430	45,856
	Graham Holdings Co. Class B	91,979	45,027
	Chemed Corp.	327,429	44,632
*	WebMD Health Corp.	764,625	44,432
*	Yelp Inc. Class A	1,415,849	42,985
	Sinclair Broadcast Group Inc. Class A	1,438,303	42,948
	Core-Mark Holding Co. Inc.	914,593	42,858
	Bloomin' Brands Inc.	2,396,717	42,829
	Wendy's Co.	4,437,951	42,693
	Allegiant Travel Co. Class A	275,134	41,683
*	Hertz Global Holdings Inc.	3,755,755	41,579
	Meredith Corp.	783,019	40,647
	Monro Muffler Brake Inc.	637,671	40,530
	Lions Gate Entertainment Corp.	1,991,828	40,295
*	Hawaiian Holdings Inc.	1,059,893	40,234
*	Houghton Mifflin Harcourt Co.	2,563,938	40,074
*	Grand Canyon Education Inc.	975,935	38,959
	PriceSmart Inc.	411,212	38,477
*	Office Depot Inc.	11,455,738	37,919
	Papa John's International Inc.	542,649	36,900
	Interval Leisure Group Inc.	2,309,052	36,714
^	Regal Entertainment Group Class A	1,663,962	36,674
*	Dave & Buster's Entertainment Inc.	781,814	36,581
	Matthews International Corp. Class A	652,685	36,315
	Hillenbrand Inc.	1,180,402	35,459

4

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Media General Inc.	2,048,685	35,217
	Churchill Downs Inc.	278,073	35,137
	GNC Holdings Inc. Class A	1,424,079	34,591
*	Acxiom Corp.	1,539,216	33,847
	Choice Hotels International Inc.	706,641	33,650
	Gannett Co. Inc.	2,428,844	33,542
	Lithia Motors Inc. Class A	471,822	33,532
	Aaron's Inc.	1,516,627	33,199
	New York Times Co. Class A	2,670,829	32,317
	HSN Inc.	651,190	31,863
*,^	SolarCity Corp.	1,331,469	31,862
*	Shutterfly Inc.	682,736	31,822
	Time Inc.	1,909,681	31,433
*,^	Diplomat Pharmacy Inc.	890,250	31,159
*	Liberty TripAdvisor Holdings Inc. Class A	1,418,866	31,045
	DineEquity Inc.	363,194	30,792
*	Boyd Gaming Corp.	1,633,017	30,048
	Children's Place Inc.	372,296	29,851
	Morningstar Inc.	356,366	29,144
^	Sotheby's	1,054,103	28,882
	Nexstar Broadcasting Group Inc. Class A	605,167	28,794
*	Stamps.com Inc.	326,033	28,502
	Chico's FAS Inc.	2,637,043	28,243
	DSW Inc. Class A	1,305,450	27,649
*	Groupon Inc. Class A	8,396,026	27,287
*	Krispy Kreme Doughnuts Inc.	1,291,469	27,069
	SkyWest Inc.	1,016,185	26,888
*	Genesco Inc.	412,469	26,526
*,^	Diamond Resorts International Inc.	870,715	26,087
*	SUPERVALU Inc.	5,524,532	26,076
	Sonic Corp.	957,636	25,904
*	Caesars Acquisition Co. Class A	2,281,536	25,599
*	Ascena Retail Group Inc.	3,634,019	25,402
	Penske Automotive Group Inc.	796,986	25,073
	Abercrombie & Fitch Co.	1,406,822	25,056
*	Popeyes Louisiana Kitchen Inc.	455,684	24,899
	Marriott Vacations Worldwide Corp.	352,398	24,136
	Dillard's Inc. Class A	394,750	23,922
*,^	Restoration Hardware Holdings Inc.	801,690	22,992
*	Express Inc.	1,555,780	22,574
*	comScore Inc.	941,215	22,476
	Extended Stay America Inc.	1,472,922	22,020
*	Asbury Automotive Group Inc.	415,038	21,889
*,^	Ollie's Bargain Outlet Holdings Inc.	874,274	21,761
	Group 1 Automotive Inc.	436,952	21,568
*	Penn National Gaming Inc.	1,530,251	21,347
	DeVry Education Group Inc.	1,175,634	20,973
	Caleres Inc.	863,326	20,901
*	Virgin America Inc.	368,555	20,716
*	Performance Food Group Co.	747,566	20,117
	National CineMedia Inc.	1,298,337	20,098
*	La Quinta Holdings Inc.	1,747,783	19,925
	SeaWorld Entertainment Inc.	1,383,970	19,832
*	Liberty Media Group	1,043,315	19,792
	Cato Corp. Class A	513,736	19,378
*	EW Scripps Co. Class A	1,198,077	18,978
*	BJ's Restaurants Inc.	427,158	18,722
	Scholastic Corp.	471,355	18,670
*	MSG Networks Inc.	1,212,766	18,604
	Guess? Inc.	1,225,075	18,437
	International Speedway Corp. Class A	550,627	18,418
*	Etsy Inc.	1,884,663	18,074
	Finish Line Inc. Class A	879,606	17,759
*	Belmond Ltd. Class A	1,784,944	17,671

5

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Apollo Education Group Inc.	1,916,321	17,477
*,^	Quotient Technology Inc.	1,295,634	17,374
	ClubCorp Holdings Inc.	1,291,528	16,790
*,^	Hibbett Sports Inc.	474,986	16,525
	New Media Investment Group Inc.	887,242	16,032
^	Buckle Inc.	605,212	15,729
*	Vitamin Shoppe Inc.	506,157	15,473
	Bob Evans Farms Inc.	372,016	14,118
*	Rush Enterprises Inc. Class A	653,412	14,081
	Weis Markets Inc.	278,288	14,067
*	Tile Shop Holdings Inc.	699,059	13,897
*	Pinnacle Entertainment Inc.	1,206,851	13,372
	Barnes & Noble Inc.	1,170,574	13,286
	Rent-A-Center Inc.	1,051,309	12,910
	Capella Education Co.	244,252	12,857
	Tailored Brands Inc.	1,008,706	12,770
*	Red Rock Resorts Inc. Class A	570,883	12,548
	AMC Entertainment Holdings Inc.	450,774	12,446
*	Fiesta Restaurant Group Inc.	558,587	12,183
*,^	Shake Shack Inc. Class A	326,915	11,910
	Fred's Inc. Class A	737,221	11,877
^	World Wrestling Entertainment Inc. Class A	644,635	11,868
*,^	Mattress Firm Holding Corp.	349,496	11,726
*	Strayer Education Inc.	208,526	10,245
*,^	Planet Fitness Inc. Class A	530,091	10,008
*	Scientific Games Corp. Class A	1,083,907	9,961
*	Liberty Media Group Class A	507,376	9,711
*	Francesca's Holdings Corp.	826,609	9,134
*	Smart & Final Stores Inc.	609,527	9,076
*	American Public Education Inc.	319,782	8,986
	Sonic Automotive Inc. Class A	523,366	8,955
*	Regis Corp.	718,563	8,946
*	Wingstop Inc.	325,329	8,865
*	Biglari Holdings Inc.	21,418	8,639
*	K12 Inc.	689,538	8,612
*	FTD Cos. Inc.	343,424	8,572
	Pier 1 Imports Inc.	1,664,453	8,555
*,^	Lumber Liquidators Holdings Inc.	530,886	8,186
*,^	TrueCar Inc.	1,038,075	8,149
*,^	Caesars Entertainment Corp.	1,052,852	8,096
*	Barnes & Noble Education Inc.	736,400	7,474
*	Bankrate Inc.	933,129	6,980
*,^	Weight Watchers International Inc.	592,728	6,893
*	Party City Holdco Inc.	491,323	6,834
*	Potbelly Corp.	536,682	6,730
*	Global Eagle Entertainment Inc.	975,491	6,477
	Blue Nile Inc.	230,950	6,323
*,^	Sears Holdings Corp.	440,200	5,991
*	RetailMeNot Inc.	766,970	5,913
*,^	El Pollo Loco Holdings Inc.	434,922	5,654
*	Clean Energy Fuels Corp.	1,626,714	5,645
*	Zumiez Inc.	370,098	5,296
*	Angie's List Inc.	787,134	5,124
*,^	Lands' End Inc.	296,800	4,873
*,^	Habit Restaurants Inc. Class A	294,699	4,827
	Speedway Motorsports Inc.	255,712	4,539
	Clear Channel Outdoor Holdings Inc. Class A	721,496	4,488
*	Bojangles' Inc.	184,396	3,126
*,^	Conn's Inc.	411,521	3,095
*	Rush Enterprises Inc. Class B	146,991	3,056
*	Bridgepoint Education Inc.	379,168	2,745
*,^	Noodles & Co. Class A	265,461	2,596
*	Ruby Tuesday Inc.	669,418	2,417
*,^	Container Store Group Inc.	123,704	662

6

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Stage Stores Inc.	33,943	166
*	Herc Holdings Inc.	1,496	51
			7,227,639
Financials (27.0%)
	Duke Realty Corp.	7,200,242	191,958
	Arthur J Gallagher & Co.	3,686,704	175,487
	Regency Centers Corp.	2,031,682	170,113
	Mid-America Apartment Communities Inc.	1,571,603	167,219
	National Retail Properties Inc.	2,997,705	155,041
	WP Carey Inc.	2,134,422	148,172
	Apartment Investment & Management Co.	3,259,449	143,937
	American Campus Communities Inc.	2,715,014	143,543
	Gaming and Leisure Properties Inc.	3,962,518	136,628
	Omega Healthcare Investors Inc.	3,916,502	132,965
*	Signature Bank	1,049,991	131,165
	Spirit Realty Capital Inc.	9,983,199	127,485
	Kilroy Realty Corp.	1,919,798	127,263
	Equity LifeStyle Properties Inc.	1,584,748	126,859
	Liberty Property Trust	3,051,725	121,215
	DDR Corp.	6,464,718	117,270
	CubeSmart	3,693,581	114,058
	Lamar Advertising Co. Class A	1,715,719	113,752
	CBOE Holdings Inc.	1,694,134	112,863
	Forest City Realty Trust Inc. Class A	5,028,585	112,188
	MarketAxess Holdings Inc.	742,822	108,006
	Highwoods Properties Inc.	2,027,460	107,050
	EPR Properties	1,323,725	106,798
	American Financial Group Inc.	1,443,760	106,737
*	Liberty Ventures Class A	2,811,157	104,210
	Douglas Emmett Inc.	2,922,491	103,807
	Senior Housing Properties Trust	4,942,594	102,954
*	SVB Financial Group	1,078,271	102,608
	East West Bancorp Inc.	2,999,084	102,509
	RenaissanceRe Holdings Ltd.	852,023	100,062
	Old Republic International Corp.	5,183,896	99,997
	Sovran Self Storage Inc.	945,891	99,243
	Starwood Property Trust Inc.	4,699,200	97,367
	Weingarten Realty Investors	2,350,554	95,950
	PacWest Bancorp	2,376,693	94,545
	Sun Communities Inc.	1,214,604	93,087
	STORE Capital Corp.	3,155,934	92,942
	Healthcare Trust of America Inc. Class A	2,843,623	91,963
	First American Financial Corp.	2,280,694	91,729
	Communications Sales & Leasing Inc.	3,143,632	90,851
	Hospitality Properties Trust	3,154,198	90,841
*	Liberty Broadband Corp.	1,511,841	90,710
	DCT Industrial Trust Inc.	1,871,257	89,895
	Endurance Specialty Holdings Ltd.	1,331,746	89,440
	Taubman Centers Inc.	1,193,173	88,533
	CyrusOne Inc.	1,573,745	87,595
	Brown & Brown Inc.	2,331,537	87,363
	Corrections Corp. of America	2,445,148	85,629
*	Howard Hughes Corp.	745,934	85,275
*	Alleghany Corp.	152,621	83,877
	Healthcare Realty Trust Inc.	2,386,262	83,495
	Retail Properties of America Inc.	4,939,912	83,485
	Commerce Bancshares Inc.	1,708,139	81,820
	Gramercy Property Trust	8,775,529	80,910
	Tanger Factory Outlet Centers Inc.	2,000,778	80,391
	Eaton Vance Corp.	2,268,374	80,164
	Validus Holdings Ltd.	1,612,310	78,342
*,^	Zillow Group Inc.	2,112,340	76,636
*	Equity Commonwealth	2,612,122	76,091

7

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2016

		Market
		Value
	Shares	($000)
Hanover Insurance Group Inc.	894,086	75,658
Medical Properties Trust Inc.	4,950,930	75,304
Cullen/Frost Bankers Inc.	1,161,262	74,007
DuPont Fabros Technology Inc.	1,548,379	73,610
Investors Bancorp Inc.	6,641,296	73,586
First Niagara Financial Group Inc.	7,386,336	71,943
Synovus Financial Corp.	2,481,505	71,939
Umpqua Holdings Corp.	4,588,050	70,977
Assured Guaranty Ltd.	2,796,475	70,947
American Homes 4 Rent Class A	3,462,341	70,909
FirstMerit Corp.	3,464,848	70,232
Prosperity Bancshares Inc.	1,375,145	70,119
Outfront Media Inc.	2,870,501	69,380
PrivateBancorp Inc.	1,569,657	69,112
Post Properties Inc.	1,113,272	67,965
First Industrial Realty Trust Inc.	2,431,989	67,658
Rayonier Inc.	2,556,383	67,079
First Horizon National Corp.	4,840,078	66,696
BankUnited Inc.	2,167,435	66,584
New Residential Investment Corp.	4,796,885	66,389
Piedmont Office Realty Trust Inc. Class A	3,020,382	65,059
CNO Financial Group Inc.	3,725,367	65,045
Apple Hospitality REIT Inc.	3,453,615	64,962
Webster Financial Corp.	1,907,840	64,771
Bank of the Ozarks Inc.	1,699,500	63,765
Education Realty Trust Inc.	1,374,459	63,418
* Western Alliance Bancorp	1,938,939	63,306
Popular Inc.	2,158,254	63,237
Allied World Assurance Co. Holdings AG	1,772,806	62,296
White Mountains Insurance Group Ltd.	73,782	62,124
Two Harbors Investment Corp.	7,234,034	61,923
Equity One Inc.	1,922,280	61,859
Urban Edge Properties	2,068,421	61,763
Bank of Hawaii Corp.	895,889	61,637
Brandywine Realty Trust	3,642,650	61,197
RLI Corp.	863,523	59,393
ProAssurance Corp.	1,107,181	59,290
Physicians Realty Trust	2,795,765	58,739
Aspen Insurance Holdings Ltd.	1,263,922	58,621
Chimera Investment Corp.	3,711,921	58,277
Corporate Office Properties Trust	1,970,059	58,255
Legg Mason Inc.	1,974,422	58,226
National Health Investors Inc.	759,859	57,058
Paramount Group Inc.	3,546,777	56,536
MFA Financial Inc.	7,723,233	56,148
Federated Investors Inc. Class B	1,947,651	56,053
Primerica Inc.	979,200	56,049
Assurant Inc.	644,638	55,639
LaSalle Hotel Properties	2,353,120	55,487
Columbia Property Trust Inc.	2,569,774	54,993
Wintrust Financial Corp.	1,074,040	54,776
FNB Corp.	4,366,767	54,759
Sunstone Hotel Investors Inc.	4,507,847	54,410
CoreSite Realty Corp.	611,338	54,220
Associated Banc-Corp	3,124,823	53,591
Acadia Realty Trust	1,490,424	52,940
RLJ Lodging Trust	2,467,811	52,935
MB Financial Inc.	1,456,145	52,829
United Bankshares Inc.	1,378,117	51,693
Hudson Pacific Properties Inc.	1,771,369	51,689
Blackstone Mortgage Trust Inc. Class A	1,856,917	51,381
IBERIABANK Corp.	858,166	51,258
GEO Group Inc.	1,482,348	50,667
Home BancShares Inc.	2,483,488	49,148

8

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	AmTrust Financial Services Inc.	1,990,310	48,763
	Fulton Financial Corp.	3,610,402	48,740
	Kite Realty Group Trust	1,735,845	48,656
	Washington REIT	1,518,391	47,769
	Erie Indemnity Co. Class A	480,053	47,688
	UMB Financial Corp.	875,445	46,582
	Radian Group Inc.	4,457,079	46,443
	QTS Realty Trust Inc. Class A	827,753	46,338
	Washington Federal Inc.	1,895,059	45,974
	Valley National Bancorp	5,029,811	45,872
	Care Capital Properties Inc.	1,747,144	45,793
	Ryman Hospitality Properties Inc.	901,401	45,656
	Cousins Properties Inc.	4,373,024	45,479
	Retail Opportunity Investments Corp.	2,094,225	45,382
	Mack-Cali Realty Corp.	1,679,125	45,336
	Interactive Brokers Group Inc.	1,265,317	44,792
*	Texas Capital Bancshares Inc.	955,476	44,678
	EastGroup Properties Inc.	641,275	44,197
	Cathay General Bancorp	1,558,925	43,962
	Selective Insurance Group Inc.	1,139,758	43,550
	WP Glimcher Inc.	3,856,997	43,160
	NorthStar Realty Finance Corp.	3,757,091	42,944
^	First Financial Bankshares Inc.	1,306,149	42,829
	Janus Capital Group Inc.	3,074,204	42,793
*	MGIC Investment Corp.	7,092,543	42,201
	Glacier Bancorp Inc.	1,584,853	42,125
	Hancock Holding Co.	1,613,356	42,125
	PS Business Parks Inc.	394,575	41,857
	First Citizens BancShares Inc. Class A	160,209	41,480
*	Stifel Financial Corp.	1,314,369	41,337
	Navient Corp.	3,439,523	41,102
	LTC Properties Inc.	789,174	40,824
	Pinnacle Financial Partners Inc.	831,439	40,616
	Sterling Bancorp	2,581,874	40,535
	TCF Financial Corp.	3,204,137	40,532
	BancorpSouth Inc.	1,768,999	40,139
	Lexington Realty Trust	3,913,287	39,563
	Pebblebrook Hotel Trust	1,499,784	39,369
*	Blackhawk Network Holdings Inc.	1,168,467	39,132
*,^	Zillow Group Inc. Class A	1,059,040	38,814
	Great Western Bancorp Inc.	1,217,156	38,389
	NorthStar Asset Management Group Inc.	3,738,224	38,167
	DiamondRock Hospitality Co.	4,180,279	37,748
	Xenia Hotels & Resorts Inc.	2,246,996	37,705
	American National Insurance Co.	328,152	37,130
	BGC Partners Inc. Class A	4,238,689	36,919
	Kennedy-Wilson Holdings Inc.	1,894,092	35,912
	Community Bank System Inc.	872,131	35,836
	Capitol Federal Financial Inc.	2,568,566	35,831
	Monogram Residential Trust Inc.	3,474,945	35,479
	Alexander & Baldwin Inc.	969,814	35,049
	CVB Financial Corp.	2,133,187	34,963
	Colony Capital Inc. Class A	2,238,463	34,360
	Government Properties Income Trust	1,483,074	34,200
	American Assets Trust Inc.	803,312	34,093
	Select Income REIT	1,304,494	33,904
	Columbia Banking System Inc.	1,207,748	33,889
	STAG Industrial Inc.	1,421,811	33,853
	LPL Financial Holdings Inc.	1,483,379	33,421
	Trustmark Corp.	1,339,296	33,281
	CBL & Associates Properties Inc.	3,559,411	33,138
*	SLM Corp.	5,297,256	32,737
	South State Corp.	477,803	32,514
	Hatteras Financial Corp.	1,971,223	32,328

9

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Hilltop Holdings Inc.	1,539,930	32,323
	Ramco-Gershenson Properties Trust	1,645,044	32,259
	Colony Starwood Homes	1,058,071	32,187
	Invesco Mortgage Capital Inc.	2,326,502	31,850
	New York REIT Inc.	3,434,921	31,773
*	HRG Group Inc.	2,291,256	31,459
*,^	Credit Acceptance Corp.	169,304	31,335
	Evercore Partners Inc. Class A	703,031	31,067
	Argo Group International Holdings Ltd.	596,314	30,949
	Mercury General Corp.	575,019	30,568
	International Bancshares Corp.	1,168,951	30,498
*	Eagle Bancorp Inc.	627,565	30,192
*	Enstar Group Ltd.	185,088	29,982
	Northwest Bancshares Inc.	2,013,971	29,867
	Old National Bancorp	2,373,311	29,738
	First Midwest Bancorp Inc.	1,688,307	29,647
	Chemical Financial Corp.	794,151	29,614
*	Essent Group Ltd.	1,352,957	29,508
	Pennsylvania REIT	1,373,685	29,466
	Parkway Properties Inc.	1,743,991	29,177
	Astoria Financial Corp.	1,900,213	29,130
*,^	LendingClub Corp.	6,764,993	29,089
	Chesapeake Lodging Trust	1,250,630	29,077
	EverBank Financial Corp.	1,954,617	29,046
	Potlatch Corp.	846,792	28,876
	Financial Engines Inc.	1,110,924	28,740
	Horace Mann Educators Corp.	833,221	28,155
	Global Net Lease Inc.	3,516,197	27,954
	Waddell & Reed Financial Inc. Class A	1,606,802	27,669
	First Cash Financial Services Inc.	528,996	27,153
	Empire State Realty Trust Inc.	1,408,480	26,747
*	Genworth Financial Inc. Class A	10,343,704	26,687
	Sabra Health Care REIT Inc.	1,288,215	26,582
	CYS Investments Inc.	3,154,441	26,403
	Banner Corp.	616,652	26,232
^	BOK Financial Corp.	412,254	25,848
*	HealthEquity Inc.	844,243	25,652
*	OneMain Holdings Inc. Class A	1,121,877	25,601
	NBT Bancorp Inc.	892,233	25,545
	Talmer Bancorp Inc. Class A	1,326,790	25,435
*	FCB Financial Holdings Inc. Class A	733,243	24,930
	Park National Corp.	270,614	24,837
^	Westamerica Bancorporation	503,758	24,815
	Kemper Corp.	798,177	24,728
	Provident Financial Services Inc.	1,237,033	24,295
	Franklin Street Properties Corp.	1,977,008	24,258
^	Seritage Growth Properties Class A	484,523	24,149
	First Financial Bancorp	1,218,997	23,709
	Independent Bank Corp.	518,620	23,701
^	WisdomTree Investments Inc.	2,414,619	23,639
	Navigators Group Inc.	256,374	23,579
	WesBanco Inc.	757,825	23,530
	BBCN Bancorp Inc.	1,573,409	23,475
	American Equity Investment Life Holding Co.	1,630,887	23,240
	LegacyTexas Financial Group Inc.	842,973	22,684
	Artisan Partners Asset Management Inc. Class A	816,865	22,611
	Redwood Trust Inc.	1,601,880	22,122
*	PRA Group Inc.	916,040	22,113
	Kearny Financial Corp.	1,751,963	22,040
	PennyMac Mortgage Investment Trust	1,356,210	22,011
	National General Holdings Corp.	989,735	21,200
	HFF Inc. Class A	713,094	20,594
	TFS Financial Corp.	1,194,233	20,565
	NRG Yield Inc.	1,310,051	20,424

10

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Cash America International Inc.	474,628	20,229
*	Green Dot Corp. Class A	850,252	19,547
	Capstead Mortgage Corp.	1,994,405	19,346
	Boston Private Financial Holdings Inc.	1,633,387	19,241
	Tompkins Financial Corp.	295,960	19,237
*	St. Joe Co.	1,083,045	19,192
*	Black Knight Financial Services Inc. Class A	503,679	18,938
	Employers Holdings Inc.	641,402	18,613
*	MBIA Inc.	2,715,600	18,548
	Safety Insurance Group Inc.	299,163	18,422
	New Senior Investment Group Inc.	1,709,025	18,252
*	Beneficial Bancorp Inc.	1,413,813	17,984
	Infinity Property & Casualty Corp.	219,230	17,683
	Cohen & Steers Inc.	429,746	17,379
	Alexander's Inc.	42,367	17,338
	FelCor Lodging Trust Inc.	2,751,572	17,142
	First Commonwealth Financial Corp.	1,849,001	17,011
	S&T Bancorp Inc.	688,523	16,834
	CareTrust REIT Inc.	1,207,328	16,637
	Berkshire Hills Bancorp Inc.	614,845	16,552
	Investors Real Estate Trust	2,511,758	16,251
*	KCG Holdings Inc. Class A	1,186,152	15,776
	Nelnet Inc. Class A	451,694	15,696
	United Fire Group Inc.	369,754	15,689
*	FNFV Group	1,361,315	15,614
*	Liberty Broadband Corp. Class A	259,602	15,420
	Brookline Bancorp Inc.	1,390,600	15,338
^	ARMOUR Residential REIT Inc.	764,869	15,297
	Maiden Holdings Ltd.	1,234,196	15,107
	American Capital Mortgage Investment Corp.	954,760	15,076
	Hersha Hospitality Trust Class A	873,244	14,976
	Saul Centers Inc.	241,664	14,913
	State Bank Financial Corp.	725,975	14,774
*	iStar Inc.	1,507,017	14,452
	Central Pacific Financial Corp.	611,852	14,440
	Rouse Properties Inc.	785,584	14,337
	Universal Health Realty Income Trust	250,255	14,310
	City Holding Co.	301,942	13,729
	Capital Bank Financial Corp.	472,878	13,619
	Simmons First National Corp. Class A	285,304	13,177
*	Walker & Dunlop Inc.	574,896	13,096
*	Third Point Reinsurance Ltd.	1,103,285	12,930
	Oritani Financial Corp.	799,270	12,780
	Northfield Bancorp Inc.	855,243	12,683
	FBL Financial Group Inc. Class A	207,111	12,565
*	Greenlight Capital Re Ltd. Class A	611,780	12,333
	United Community Banks Inc.	658,234	12,039
*	Piper Jaffray Cos.	318,860	12,021
	National Bank Holdings Corp. Class A	574,749	11,702
	Virtus Investment Partners Inc.	164,320	11,696
*	Santander Consumer USA Holdings Inc.	1,120,809	11,578
	Urstadt Biddle Properties Inc. Class A	463,214	11,478
	Silver Bay Realty Trust Corp.	668,147	11,379
	Getty Realty Corp.	524,380	11,248
	InfraREIT Inc.	638,748	11,204
*	Encore Capital Group Inc.	475,434	11,187
	First Potomac Realty Trust	1,199,950	11,040
	NRG Yield Inc. Class A	721,590	10,983
	Investment Technology Group Inc.	651,785	10,898
*	First BanCorp	2,689,929	10,679
	Dime Community Bancshares Inc.	626,583	10,658
*	Ambac Financial Group Inc.	610,464	10,048
*	Flagstar Bancorp Inc.	408,777	9,978
*,^	BofI Holding Inc.	561,393	9,942

11

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	BancFirst Corp.	160,608	9,688
	Ladder Capital Corp.	789,276	9,629
	Moelis & Co. Class A	422,693	9,511
	Anworth Mortgage Asset Corp.	1,992,165	9,363
	Altisource Residential Corp.	1,016,644	9,343
	Virtu Financial Inc. Class A	513,358	9,240
	National Western Life Group Inc. Class A	46,495	9,079
	Ashford Hospitality Trust Inc.	1,679,783	9,020
	AG Mortgage Investment Trust Inc.	588,432	8,497
	Greenhill & Co. Inc.	523,774	8,433
*,^	Nationstar Mortgage Holdings Inc.	743,646	8,373
*	Marcus & Millichap Inc.	314,543	7,993
*	Forestar Group Inc.	669,358	7,959
	Resource Capital Corp.	613,968	7,896
	OFG Bancorp	921,974	7,652
	Ashford Hospitality Prime Inc.	528,928	7,479
*	Tejon Ranch Co.	299,408	7,078
	State Auto Financial Corp.	299,801	6,569
	OneBeacon Insurance Group Ltd. Class A	449,989	6,210
*	Altisource Portfolio Solutions SA	209,828	5,842
	Fidelity & Guaranty Life	242,890	5,630
	Houlihan Lokey Inc.	249,749	5,587
*	World Acceptance Corp.	120,436	5,492
	Newcastle Investment Corp.	1,168,026	5,361
*	PennyMac Financial Services Inc. Class A	409,330	5,113
*,^	On Deck Capital Inc.	795,399	4,096
	RMR Group Inc. Class A	123,916	3,838
*	EZCORP Inc. Class A	501,569	3,792
*	MoneyGram International Inc.	551,706	3,779
*	Ocwen Financial Corp.	1,941,209	3,319
*	NewStar Financial Inc.	387,514	3,263
	GAMCO Investors Inc. Class A	88,155	2,889
	Associated Capital Group Inc. Class A	90,576	2,598
	Urstadt Biddle Properties Inc.	60,433	1,322
*,^	Walter Investment Management Corp.	276,660	764
*	Tejon Ranch Co. Warrants Exp. 08/31/2016	37,571	—
			15,771,864
Health Care (9.3%)
	Teleflex Inc.	907,449	160,900
*	MEDNAX Inc.	1,936,204	140,239
*	DexCom Inc.	1,647,585	130,703
	STERIS plc	1,787,838	122,914
*	Align Technology Inc.	1,502,072	120,992
	West Pharmaceutical Services Inc.	1,520,998	115,413
*	WellCare Health Plans Inc.	921,025	98,808
*	United Therapeutics Corp.	927,256	98,215
*	Amsurg Corp.	1,140,527	88,436
	Bio-Techne Corp.	774,567	87,348
*	ABIOMED Inc.	795,026	86,888
*	Seattle Genetics Inc.	2,042,147	82,523
*	Neurocrine Biosciences Inc.	1,803,670	81,977
*	Charles River Laboratories International Inc.	981,989	80,955
*	Acadia Healthcare Co. Inc.	1,455,784	80,650
*	Alere Inc.	1,801,092	75,070
*	PAREXEL International Corp.	1,100,809	69,219
	HealthSouth Corp.	1,779,811	69,092
*,^	OPKO Health Inc.	6,836,435	63,852
*,^	Juno Therapeutics Inc.	1,647,473	63,329
*	NuVasive Inc.	1,037,199	61,942
	Hill-Rom Holdings Inc.	1,224,720	61,787
*	Bio-Rad Laboratories Inc. Class A	429,068	61,365
*,^	ACADIA Pharmaceuticals Inc.	1,884,275	61,164
*	Prestige Brands Holdings Inc.	1,098,064	60,833
*	Brookdale Senior Living Inc.	3,867,301	59,711

12

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Healthcare Services Group Inc.	1,430,618	59,199
*	LifePoint Health Inc.	903,554	59,065
*	Ionis Pharmaceuticals Inc.	2,513,880	58,548
*	Team Health Holdings Inc.	1,385,284	56,339
*	TESARO Inc.	620,213	52,129
*	Catalent Inc.	2,205,439	50,703
	Bruker Corp.	2,184,342	49,672
*	Akorn Inc.	1,739,976	49,563
*	Horizon Pharma plc	3,003,847	49,473
*	Integra LifeSciences Holdings Corp.	619,772	49,445
	Owens & Minor Inc.	1,306,984	48,855
*	Masimo Corp.	917,588	48,187
	Cantel Medical Corp.	694,357	47,723
*,^	Intercept Pharmaceuticals Inc.	332,832	47,488
*	VWR Corp.	1,641,910	47,451
*	Cepheid	1,517,063	46,650
*	Medicines Co.	1,385,515	46,595
*	Ligand Pharmaceuticals Inc.	390,048	46,521
*	Tenet Healthcare Corp.	1,653,536	45,704
*	Myriad Genetics Inc.	1,463,196	44,774
*	Molina Healthcare Inc.	883,301	44,077
*	Impax Laboratories Inc.	1,459,567	42,065
*	Neogen Corp.	742,247	41,751
*,^	Novavax Inc.	5,635,858	40,973
*,^	Kite Pharma Inc.	818,106	40,905
*	Nektar Therapeutics	2,836,130	40,358
*,^	Exelixis Inc.	4,764,567	37,211
*	Wright Medical Group NV	2,137,860	37,135
*	Insulet Corp.	1,191,197	36,022
*	Ultragenyx Pharmaceutical Inc.	731,588	35,782
*	Ironwood Pharmaceuticals Inc. Class A	2,674,093	34,964
*	ICU Medical Inc.	301,318	33,974
*	Magellan Health Inc.	516,059	33,941
*	Globus Medical Inc.	1,418,329	33,799
*	Bluebird Bio Inc.	770,298	33,346
*,^	Nevro Corp.	442,164	32,614
*	Endo International plc	2,085,498	32,513
*	INC Research Holdings Inc. Class A	844,422	32,198
*	Ophthotech Corp.	626,621	31,976
*	Halyard Health Inc.	973,443	31,656
*	HMS Holdings Corp.	1,755,047	30,906
*	Haemonetics Corp.	1,055,522	30,600
*	Penumbra Inc.	511,276	30,421
*	Amedisys Inc.	589,632	29,765
*	NxStage Medical Inc.	1,340,096	29,053
*	Radius Health Inc.	759,738	27,920
*	Surgical Care Affiliates Inc.	581,725	27,731
*,^	Intrexon Corp.	1,106,803	27,238
*	Community Health Systems Inc.	2,243,511	27,034
*	ARIAD Pharmaceuticals Inc.	3,582,178	26,472
*,^	Agios Pharmaceuticals Inc.	629,748	26,383
*	PRA Health Sciences Inc.	630,278	26,320
*	Intra-Cellular Therapies Inc. Class A	674,933	26,201
*	Air Methods Corp.	718,766	25,753
	CONMED Corp.	519,855	24,813
*	Pacira Pharmaceuticals Inc.	734,955	24,790
*,^	Exact Sciences Corp.	2,019,968	24,745
*	Acorda Therapeutics Inc.	958,862	24,456
*	Select Medical Holdings Corp.	2,186,115	23,763
*	Portola Pharmaceuticals Inc.	999,064	23,578
*,^	Spark Therapeutics Inc.	436,958	22,342
*	Alder Biopharmaceuticals Inc.	884,091	22,076
	Abaxis Inc.	447,726	21,146
*	HeartWare International Inc.	365,407	21,102

13

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Ensign Group Inc.	991,624	20,834
	Analogic Corp.	258,539	20,538
*,^	Endologix Inc.	1,614,882	20,121
*	Emergent BioSolutions Inc.	708,772	19,931
	Kindred Healthcare Inc.	1,684,112	19,014
*	Achillion Pharmaceuticals Inc.	2,418,204	18,862
*	Halozyme Therapeutics Inc.	2,144,511	18,507
*	Merit Medical Systems Inc.	875,084	17,353
*	AMAG Pharmaceuticals Inc.	720,721	17,240
*,^	Sarepta Therapeutics Inc.	898,640	17,137
*	Puma Biotechnology Inc.	573,970	17,099
*	FibroGen Inc.	1,036,233	17,005
*	Luminex Corp.	809,517	16,377
	Meridian Bioscience Inc.	832,535	16,234
*,^	Innoviva Inc.	1,532,698	16,139
*	Sage Therapeutics Inc.	533,330	16,069
*,^	Theravance Biopharma Inc.	693,539	15,736
*,^	Adeptus Health Inc. Class A	302,416	15,623
*	Orthofix International NV	361,226	15,316
*	Momenta Pharmaceuticals Inc.	1,320,954	14,266
*	HealthStream Inc.	527,165	13,980
*	TherapeuticsMD Inc.	1,639,598	13,937
*	Merrimack Pharmaceuticals Inc.	2,533,132	13,654
*	Synergy Pharmaceuticals Inc.	3,568,452	13,560
*,^	Cempra Inc.	805,598	13,284
*	LHC Group Inc.	300,724	13,015
*,^	Relypsa Inc.	701,632	12,980
*,^	Lexicon Pharmaceuticals Inc.	867,900	12,454
*	Depomed Inc.	633,311	12,426
*	Natus Medical Inc.	328,479	12,417
	National HealthCare Corp.	191,016	12,366
*,^	Lannett Co. Inc.	499,814	11,891
*,^	Keryx Biopharmaceuticals Inc.	1,655,070	10,957
	PDL BioPharma Inc.	3,437,510	10,794
*,^	Seres Therapeutics Inc.	367,415	10,673
*	Acceleron Pharma Inc.	288,397	9,800
*	Genomic Health Inc.	376,024	9,737
*	Quidel Corp.	534,257	9,542
*,^	Clovis Oncology Inc.	682,630	9,366
*,^	Novocure Ltd.	800,859	9,346
*,^	Celldex Therapeutics Inc.	2,039,565	8,954
*	CorVel Corp.	202,027	8,724
*	Arena Pharmaceuticals Inc.	5,017,502	8,580
*	Epizyme Inc.	835,343	8,554
*	Spectrum Pharmaceuticals Inc.	1,287,028	8,456
*	Accuray Inc.	1,584,328	8,223
*	Glaukos Corp.	269,777	7,867
	Universal American Corp.	1,023,831	7,761
*,^	Insys Therapeutics Inc.	591,251	7,651
	Invacare Corp.	630,537	7,648
*	Sagent Pharmaceuticals Inc.	507,989	7,610
*,^	MannKind Corp.	6,413,476	7,440
*	Healthways Inc.	634,191	7,325
*	Surgery Partners Inc.	400,778	7,174
*	Amicus Therapeutics Inc.	1,312,160	7,164
*,^	Teladoc Inc.	439,823	7,046
*,^	Global Blood Therapeutics Inc.	420,522	6,976
*,^	ZIOPHARM Oncology Inc.	1,223,116	6,715
*,^	Natera Inc.	538,159	6,493
*	Insmed Inc.	640,382	6,314
*	Quorum Health Corp.	576,568	6,175
*,^	Aduro Biotech Inc.	542,380	6,134
*,^	ImmunoGen Inc.	1,815,928	5,593
*	American Renal Associates Holdings Inc.	191,236	5,540

14

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	PTC Therapeutics Inc.	672,414	4,720
*	Aimmune Therapeutics Inc.	392,774	4,250
*,^	ConforMIS Inc.	604,373	4,243
*,^	Editas Medicine Inc.	151,046	3,686
*,^	Intellia Therapeutics Inc.	148,772	3,176
*,^	NantKwest Inc.	499,897	3,109
*,^	Avexis Inc.	71,314	2,711
*	Esperion Therapeutics Inc.	163,426	1,615
*	Infinity Pharmaceuticals Inc.	1,019,211	1,356
			5,430,840
Industrials (19.0%)
	Huntington Ingalls Industries Inc.	978,681	164,448
	Broadridge Financial Solutions Inc.	2,460,480	160,423
	Valspar Corp.	1,484,885	160,412
*	CoStar Group Inc.	677,493	148,141
*	HD Supply Holdings Inc.	4,175,374	145,386
	Jack Henry & Associates Inc.	1,641,866	143,286
	Carlisle Cos. Inc.	1,336,065	141,195
	Allegion plc	1,992,610	138,347
	AO Smith Corp.	1,549,175	136,498
*	Waste Connections Inc.	1,824,919	131,485
	Packaging Corp. of America	1,958,755	131,099
	IDEX Corp.	1,579,815	129,703
	Lennox International Inc.	862,224	122,953
	PerkinElmer Inc.	2,269,336	118,959
*	Spirit AeroSystems Holdings Inc. Class A	2,755,207	118,474
	Sonoco Products Co.	2,097,094	104,142
	AptarGroup Inc.	1,314,499	104,016
	Orbital ATK Inc.	1,218,815	103,770
*	Keysight Technologies Inc.	3,565,591	103,723
	Bemis Co. Inc.	1,970,804	101,477
*	AECOM	3,191,661	101,399
*	Berry Plastics Group Inc.	2,516,329	97,759
	MDU Resources Group Inc.	4,064,905	97,558
	Donaldson Co. Inc.	2,767,013	95,075
	Toro Co.	1,076,687	94,964
	Graco Inc.	1,157,553	91,435
	FEI Co.	850,432	90,894
	Nordson Corp.	1,008,275	84,302
	Graphic Packaging Holding Co.	6,702,174	84,045
*	Old Dominion Freight Line Inc.	1,389,342	83,791
*	Genpact Ltd.	3,067,160	82,323
	Hexcel Corp.	1,933,805	80,524
	Booz Allen Hamilton Holding Corp. Class A	2,618,332	77,607
	Lincoln Electric Holdings Inc.	1,288,893	76,148
	Chicago Bridge & Iron Co. NV	2,191,180	75,881
	Watsco Inc.	536,868	75,532
	MAXIMUS Inc.	1,350,805	74,794
	RR Donnelley & Sons Co.	4,357,847	73,735
	Eagle Materials Inc.	954,696	73,655
	Oshkosh Corp.	1,527,078	72,857
	Cognex Corp.	1,681,777	72,485
*	WEX Inc.	805,485	71,422
*	Euronet Worldwide Inc.	1,029,169	71,208
*	CoreLogic Inc.	1,848,508	71,131
	MSC Industrial Direct Co. Inc. Class A	1,000,648	70,606
	Curtiss-Wright Corp.	833,936	70,259
*	Genesee & Wyoming Inc. Class A	1,189,608	70,127
	World Fuel Services Corp.	1,473,512	69,977
	BWX Technologies Inc.	1,944,609	69,559
*	Quanta Services Inc.	3,000,472	69,371
	Ryder System Inc.	1,117,764	68,340
	Deluxe Corp.	1,018,119	67,573
*	Kirby Corp.	1,065,091	66,451

15

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Woodward Inc.	1,144,640	65,977
	National Instruments Corp.	2,391,189	65,519
*	Teledyne Technologies Inc.	646,137	64,000
	Jabil Circuit Inc.	3,382,353	62,472
	EMCOR Group Inc.	1,263,440	62,237
	CLARCOR Inc.	1,009,426	61,403
*	Owens-Illinois Inc.	3,370,137	60,696
	Valmont Industries Inc.	448,594	60,681
	Landstar System Inc.	880,963	60,487
	ITT Inc.	1,875,515	59,979
*	Universal Display Corp.	877,605	59,502
	Crane Co.	1,031,131	58,486
	Trinity Industries Inc.	3,138,787	58,287
*	IPG Photonics Corp.	718,095	57,448
*	Clean Harbors Inc.	1,077,610	56,154
	Littelfuse Inc.	466,695	55,159
	Air Lease Corp. Class A	2,033,196	54,449
*,^	XPO Logistics Inc.	2,060,726	54,115
	EnerSys	904,082	53,766
	Belden Inc.	875,477	52,853
*	Louisiana-Pacific Corp.	2,991,876	51,909
*	Zebra Technologies Corp.	1,032,933	51,750
	Regal Beloit Corp.	931,051	51,254
*	USG Corp.	1,821,403	49,105
*	Generac Holdings Inc.	1,384,989	48,419
*	Colfax Corp.	1,786,779	47,278
*	Coherent Inc.	505,608	46,405
	Timken Co.	1,484,011	45,500
*,^	Cimpress NV	491,286	45,434
*	WESCO International Inc.	878,393	45,228
	Convergys Corp.	1,807,336	45,183
*	WageWorks Inc.	754,154	45,106
*	TransUnion	1,329,253	44,450
	Terex Corp.	2,159,175	43,853
	Joy Global Inc.	2,038,337	43,090
	Silgan Holdings Inc.	817,782	42,083
	CEB Inc.	670,396	41,350
*	Sanmina Corp.	1,532,616	41,089
	ABM Industries Inc.	1,109,200	40,464
	Covanta Holding Corp.	2,446,640	40,247
*	Masonite International Corp.	599,236	39,633
	KBR Inc.	2,964,355	39,248
	Universal Forest Products Inc.	422,777	39,187
	Mueller Industries Inc.	1,188,890	37,902
*	Esterline Technologies Corp.	610,838	37,896
	Granite Construction Inc.	824,189	37,542
*	Cardtronics Inc.	941,827	37,494
	GATX Corp.	851,332	37,433
*	Rexnord Corp.	1,904,978	37,395
	Tetra Tech Inc.	1,206,389	37,090
*	AMN Healthcare Services Inc.	924,564	36,955
*	On Assignment Inc.	999,918	36,947
*	Moog Inc. Class A	683,692	36,865
	Kennametal Inc.	1,658,685	36,674
	Mueller Water Products Inc. Class A	3,196,945	36,509
	Triumph Group Inc.	1,026,692	36,448
	HEICO Corp.	536,519	35,845
	John Bean Technologies Corp.	577,821	35,374
	Barnes Group Inc.	1,062,622	35,194
*	FTI Consulting Inc.	863,705	35,135
	UniFirst Corp.	302,470	35,002
	Vishay Intertechnology Inc.	2,824,834	35,000
	Applied Industrial Technologies Inc.	772,389	34,866
	MSA Safety Inc.	663,211	34,838

16

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	ExlService Holdings Inc.	661,878	34,689
*	RBC Bearings Inc.	477,846	34,644
	AGCO Corp.	729,631	34,387
	Simpson Manufacturing Co. Inc.	856,194	34,222
*	KLX Inc.	1,099,989	34,100
*	Itron Inc.	789,936	34,046
*	Armstrong World Industries Inc.	867,481	33,962
	HEICO Corp. Class A	632,525	33,935
	Watts Water Technologies Inc. Class A	580,462	33,818
	Knight Transportation Inc.	1,254,084	33,334
*,^	Ambarella Inc.	650,327	33,043
	AZZ Inc.	540,575	32,424
	Mobile Mini Inc.	926,705	32,101
*	Anixter International Inc.	585,627	31,202
*	Smith & Wesson Holding Corp.	1,147,044	31,177
*	MasTec Inc.	1,372,498	30,634
*	Advisory Board Co.	850,791	30,109
	Exponent Inc.	514,107	30,029
*	Plexus Corp.	692,299	29,907
	G&K Services Inc. Class A	390,151	29,874
	Brady Corp. Class A	971,787	29,698
	Matson Inc.	897,848	28,991
*	TopBuild Corp.	800,504	28,978
*	ExamWorks Group Inc.	821,657	28,635
*	Proto Labs Inc.	493,842	28,426
	Forward Air Corp.	632,133	28,149
*	DigitalGlobe Inc.	1,307,384	27,965
*	LifeLock Inc.	1,762,293	27,862
*	Trex Co. Inc.	610,492	27,423
*	Huron Consulting Group Inc.	453,382	27,393
*	Summit Materials Inc. Class A	1,303,439	26,668
*,^	NeuStar Inc. Class A	1,132,105	26,616
	Otter Tail Corp.	793,365	26,570
	Apogee Enterprises Inc.	569,288	26,386
	Brink's Co.	924,063	26,327
	Actuant Corp. Class A	1,161,578	26,263
*	Imperva Inc.	604,339	25,993
*	Hub Group Inc. Class A	675,150	25,905
	Insperity Inc.	333,893	25,787
*	Swift Transportation Co.	1,662,946	25,626
	Franklin Electric Co. Inc.	768,676	25,405
	Comfort Systems USA Inc.	779,341	25,383
	Sturm Ruger & Co. Inc.	394,712	25,265
*,^	Knowles Corp.	1,843,097	25,214
*,^	Inovalon Holdings Inc. Class A	1,392,509	25,079
	Methode Electronics Inc.	729,928	24,985
	Kaman Corp.	564,437	24,000
	Albany International Corp.	598,198	23,886
	Essendant Inc.	772,664	23,613
*	Sykes Enterprises Inc.	798,274	23,118
*	Rogers Corp.	374,776	22,899
	AAON Inc.	827,644	22,768
	Aircastle Ltd.	1,147,853	22,452
	Korn/Ferry International	1,064,988	22,045
	Standex International Corp.	266,430	22,015
*	MACOM Technology Solutions Holdings Inc.	666,728	21,989
*	OSI Systems Inc.	373,627	21,719
*	Benchmark Electronics Inc.	1,026,312	21,706
	Astec Industries Inc.	383,525	21,535
*	SPX FLOW Inc.	824,229	21,488
*	Atlas Air Worldwide Holdings Inc.	516,457	21,392
	Badger Meter Inc.	286,832	20,947
	EVERTEC Inc.	1,346,466	20,924
	Werner Enterprises Inc.	899,724	20,667

17

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Paylocity Holding Corp.	477,794	20,641
*	II-VI Inc.	1,090,662	20,461
	Cubic Corp.	505,226	20,290
	ESCO Technologies Inc.	507,950	20,287
	Advanced Drainage Systems Inc.	735,421	20,128
	EnPro Industries Inc.	452,176	20,072
*	Greatbatch Inc.	641,211	19,833
	Tennant Co.	367,503	19,797
	CIRCOR International Inc.	341,404	19,457
	ManTech International Corp. Class A	510,541	19,309
*	Tutor Perini Corp.	817,716	19,257
*	Continental Building Products Inc.	848,590	18,864
*	TriNet Group Inc.	885,231	18,404
*	Boise Cascade Co.	800,590	18,374
	Greif Inc. Class A	481,179	17,934
*	Press Ganey Holdings Inc.	440,550	17,336
*	Wabash National Corp.	1,351,183	17,160
*	Rofin-Sinar Technologies Inc.	531,557	16,978
*	TrueBlue Inc.	884,615	16,737
	Primoris Services Corp.	860,209	16,284
^	Greenbrier Cos. Inc.	556,542	16,212
*	TriMas Corp.	900,190	16,203
*	Navigant Consulting Inc.	993,257	16,041
	AAR Corp.	687,110	16,037
*	Babcock & Wilcox Enterprises Inc.	1,056,869	15,525
	Encore Wire Corp.	410,109	15,289
	Heartland Express Inc.	868,575	15,104
^	Outerwall Inc.	359,187	15,086
*	Wesco Aircraft Holdings Inc.	1,123,081	15,072
	MTS Systems Corp.	342,358	15,009
*	PHH Corp.	1,116,535	14,872
*	Team Inc.	585,315	14,533
^	Lindsay Corp.	213,501	14,488
	Raven Industries Inc.	754,787	14,296
	Sun Hydraulics Corp.	473,563	14,060
	Manitowoc Co. Inc.	2,568,290	13,997
	Altra Industrial Motion Corp.	515,261	13,902
	Quad/Graphics Inc.	595,591	13,871
*	Veeco Instruments Inc.	831,357	13,767
*	Meritor Inc.	1,909,605	13,749
*	Air Transport Services Group Inc.	1,059,785	13,735
	McGrath RentCorp	445,237	13,620
*	Aegion Corp. Class A	695,960	13,578
*	TASER International Inc.	544,249	13,541
	Quanex Building Products Corp.	715,128	13,294
*	Headwaters Inc.	733,509	13,159
*	Thermon Group Holdings Inc.	667,786	12,828
	H&E Equipment Services Inc.	667,446	12,701
	General Cable Corp.	969,985	12,328
	Griffon Corp.	730,950	12,324
*	Aerovironment Inc.	439,952	12,231
*	Nortek Inc.	204,723	12,142
*,^	Navistar International Corp.	1,021,221	11,938
	AVX Corp.	871,892	11,840
*	FARO Technologies Inc.	347,753	11,764
	Kelly Services Inc. Class A	611,438	11,599
*	SPX Corp.	778,059	11,554
*	TTM Technologies Inc.	1,459,876	10,993
	Harsco Corp.	1,654,925	10,989
	Resources Connection Inc.	725,194	10,718
	Overseas Shipholding Group Inc. Class A	971,154	10,673
	Materion Corp.	419,363	10,383
*	Builders FirstSource Inc.	859,858	9,673
	Gorman-Rupp Co.	350,071	9,595

18

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	TeleTech Holdings Inc.	351,710	9,542
	TAL International Group Inc.	696,809	9,344
*	RPX Corp.	1,007,824	9,242
	Schnitzer Steel Industries Inc.	519,152	9,137
	Kforce Inc.	516,233	8,719
*	Mistras Group Inc.	363,130	8,668
*	Multi Packaging Solutions International Ltd.	646,151	8,626
	Hyster-Yale Materials Handling Inc.	143,283	8,524
*	Armstrong Flooring Inc.	487,152	8,257
	Landauer Inc.	197,054	8,111
^	Greif Inc. Class B	143,704	7,868
	ArcBest Corp.	478,395	7,774
*	InnerWorkings Inc.	841,819	6,962
	TimkenSteel Corp.	685,088	6,591
*	Bazaarvoice Inc.	1,635,514	6,558
^	American Railcar Industries Inc.	161,630	6,380
*	DHI Group Inc.	1,017,495	6,339
*	Ply Gem Holdings Inc.	421,902	6,147
*	Evolent Health Inc. Class A	312,804	6,006
*	Astronics Corp.	175,295	5,830
	Park Electrochemical Corp.	397,430	5,775
^	Textainer Group Holdings Ltd.	470,898	5,246
*	Milacron Holdings Corp.	347,596	5,044
*	Roadrunner Transportation Systems Inc.	634,079	4,730
*	Monster Worldwide Inc.	872,045	2,084
*	Cotiviti Holdings Inc.	44,610	943
*	Astronics Corp. Class B	25,198	835
*	Nuvectra Corp.	100,649	745
	Acacia Research Corp.	84,515	372
			11,066,170
Oil & Gas (4.6%)
*	Newfield Exploration Co.	4,131,157	182,515
*	Diamondback Energy Inc.	1,492,392	136,121
	Targa Resources Corp.	3,175,477	133,815
*,^	Southwestern Energy Co.	9,962,570	125,329
	QEP Resources Inc.	4,927,499	86,872
^	Transocean Ltd.	7,220,966	85,857
*	Parsley Energy Inc. Class A	3,106,983	84,075
*	Gulfport Energy Corp.	2,608,795	81,551
*	First Solar Inc.	1,596,098	77,379
*	WPX Energy Inc.	6,788,081	63,197
	Patterson-UTI Energy Inc.	2,913,928	62,125
	Oceaneering International Inc.	2,041,022	60,945
	Ensco plc Class A	6,268,626	60,868
	Superior Energy Services Inc.	3,151,362	58,017
	Nabors Industries Ltd.	5,574,097	56,020
*	PDC Energy Inc.	964,072	55,540
*	Chesapeake Energy Corp.	12,823,213	54,883
	Murphy Oil Corp.	1,702,413	54,052
*	Rice Energy Inc.	2,279,762	50,246
	Energen Corp.	1,010,180	48,701
*	Whiting Petroleum Corp.	5,238,174	48,505
	PBF Energy Inc. Class A	2,035,954	48,415
*	RSP Permian Inc.	1,375,107	47,977
*	Dril-Quip Inc.	790,046	46,162
	Rowan Cos. plc Class A	2,611,409	46,117
	Noble Corp. plc	5,062,140	41,712
*	Carrizo Oil & Gas Inc.	1,162,199	41,665
*	NOW Inc.	2,125,201	38,551
	SM Energy Co.	1,416,945	38,257
*	Oil States International Inc.	1,070,119	35,185
	SemGroup Corp. Class A	1,075,274	35,011
*	Memorial Resource Development Corp.	2,150,114	34,144
*	Oasis Petroleum Inc.	3,569,739	33,341

19

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Matador Resources Co.	1,651,985	32,709
^	Diamond Offshore Drilling Inc.	1,287,383	31,322
	Western Refining Inc.	1,421,518	29,326
*,^	Laredo Petroleum Inc.	2,789,510	29,234
*	MRC Global Inc.	1,945,432	27,645
	Pattern Energy Group Inc. Class A	1,169,746	26,869
	Denbury Resources Inc.	7,312,857	26,253
*	McDermott International Inc.	5,002,649	24,713
*	Forum Energy Technologies Inc.	1,234,158	21,363
*	SEACOR Holdings Inc.	324,501	18,805
*,^	SunPower Corp. Class A	1,147,312	17,772
*,^	RPC Inc.	1,130,244	17,553
^	Atwood Oceanics Inc.	1,283,930	16,075
*	Unit Corp.	1,018,265	15,844
*	Chart Industries Inc.	636,956	15,370
	Delek US Holdings Inc.	1,096,841	14,489
*,^	Flotek Industries Inc.	1,067,037	14,085
*	Helix Energy Solutions Group Inc.	2,016,605	13,632
	Archrock Inc.	1,379,746	12,997
*	TETRA Technologies Inc.	1,778,214	11,327
*	Cobalt International Energy Inc.	7,336,653	9,831
*	Newpark Resources Inc.	1,650,871	9,559
*	Exterran Corp.	653,173	8,393
	Bristow Group Inc.	656,493	7,491
	Green Plains Inc.	357,593	7,052
	Tesco Corp.	917,888	6,141
	CVR Energy Inc.	359,522	5,573
*	Hornbeck Offshore Services Inc.	646,991	5,396
^	CARBO Ceramics Inc.	384,552	5,038
	Alon USA Energy Inc.	658,593	4,268
*,^	EP Energy Corp. Class A	793,980	4,113
*	Sanchez Energy Corp.	573,690	4,050
*	Bill Barrett Corp.	493,719	3,155
*	Parker Drilling Co.	1,201,366	2,751
*,^	Eclipse Resources Corp.	809,549	2,704
*,^	EXCO Resources Inc.	1,712,538	2,226
	Tidewater Inc.	484,777	2,138
*,^	Northern Oil and Gas Inc.	461,684	2,133
*,^	Clayton Williams Energy Inc.	50,215	1,379
*	Jones Energy Inc. Class A	6,034	25
			2,663,949
Other (0.0%)[2]
*	Dyax Corp CVR Exp. 12/31/2019	2,940,655	3,264
*	Leap Wireless International Inc. CVR	938,827	2,366
*	Clinical Data Contingent Value Rights	297,875	—
			5,630
Technology (11.1%)
*	Cadence Design Systems Inc.	6,261,932	152,165
	CDW Corp.	3,274,518	131,243
*	Ultimate Software Group Inc.	570,956	120,066
*	Tyler Technologies Inc.	676,633	112,801
*	athenahealth Inc.	817,195	112,781
	Ingram Micro Inc.	3,090,820	107,499
	SS&C Technologies Holdings Inc.	3,506,720	98,469
*	Manhattan Associates Inc.	1,501,486	96,290
*	CommScope Holding Co. Inc.	2,995,352	92,946
*	Guidewire Software Inc.	1,499,713	92,622
*	PTC Inc.	2,385,736	89,656
	Brocade Communications Systems Inc.	9,751,794	89,521
	IAC/InterActiveCorp	1,527,861	86,019
*	Fortinet Inc.	2,679,779	84,654
	Teradyne Inc.	4,228,523	83,260
*	ARRIS International plc	3,953,013	82,855
	DST Systems Inc.	690,701	80,418

20

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Microsemi Corp.	2,354,075	76,931
*	ON Semiconductor Corp.	8,633,085	76,144
	Fair Isaac Corp.	648,956	73,339
	Leidos Holdings Inc.	1,499,863	71,798
*	NCR Corp.	2,578,641	71,609
	Computer Sciences Corp.	1,436,868	71,341
	Pitney Bowes Inc.	3,925,777	69,879
*	Aspen Technology Inc.	1,703,915	68,566
*	Advanced Micro Devices Inc.	13,212,582	67,913
*	Teradata Corp.	2,705,774	67,834
	Blackbaud Inc.	988,437	67,115
*	ViaSat Inc.	915,529	65,369
	Cypress Semiconductor Corp.	6,128,775	64,659
*	EPAM Systems Inc.	1,001,927	64,434
*	Veeva Systems Inc. Class A	1,805,362	61,599
	j2 Global Inc.	962,817	60,821
	SYNNEX Corp.	619,765	58,766
*	Dycom Industries Inc.	650,425	58,382
*	Qlik Technologies Inc.	1,955,746	57,851
*	Tableau Software Inc. Class A	1,145,737	56,049
*	Arista Networks Inc.	856,807	55,161
*	Ellie Mae Inc.	593,062	54,354
*	Demandware Inc.	712,286	53,350
*	Integrated Device Technology Inc.	2,642,384	53,191
*	Medidata Solutions Inc.	1,132,925	53,100
*	Tech Data Corp.	731,029	52,524
*	Proofpoint Inc.	820,540	51,768
	Monolithic Power Systems Inc.	754,823	51,570
*,^	FireEye Inc.	3,114,881	51,302
*	Cree Inc.	2,090,307	51,087
*	Ciena Corp.	2,719,734	50,995
*	Cirrus Logic Inc.	1,295,273	50,244
*	Allscripts Healthcare Solutions Inc.	3,893,620	49,449
	MKS Instruments Inc.	1,110,965	47,838
*	Fairchild Semiconductor International Inc. Class A	2,386,112	47,364
*	ACI Worldwide Inc.	2,426,361	47,338
	Mentor Graphics Corp.	2,225,737	47,319
	Lexmark International Inc. Class A	1,238,685	46,760
	Science Applications International Corp.	799,886	46,673
*	Rackspace Hosting Inc.	2,224,477	46,403
*	CACI International Inc. Class A	506,249	45,770
*	NetScout Systems Inc.	2,051,578	45,648
*	Cavium Inc.	1,133,657	43,759
*	Verint Systems Inc.	1,294,632	42,891
*	Zendesk Inc.	1,623,070	42,817
*	Entegris Inc.	2,930,811	42,409
*	Electronics For Imaging Inc.	980,469	42,199
*	Synaptics Inc.	766,830	41,217
*	VeriFone Systems Inc.	2,178,958	40,398
*	Silicon Laboratories Inc.	825,571	40,238
	InterDigital Inc.	719,610	40,068
	CSRA Inc.	1,689,029	39,574
*	Cornerstone OnDemand Inc.	1,031,793	39,270
*	Finisar Corp.	2,238,377	39,194
*	EchoStar Corp. Class A	959,641	38,098
	Intersil Corp. Class A	2,808,914	38,033
*	Paycom Software Inc.	873,188	37,730
*	CommVault Systems Inc.	828,436	35,780
*	Fleetmatics Group plc	811,620	35,167
*	MicroStrategy Inc. Class A	195,795	34,268
	Cogent Communications Holdings Inc.	848,692	33,999
*	Infinera Corp.	2,948,077	33,254
*	Semtech Corp.	1,359,683	32,442
*	Viavi Solutions Inc.	4,848,092	32,143

21

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Polycom Inc.	2,827,409	31,808
*	Syntel Inc.	697,137	31,552
*	LogMeIn Inc.	495,180	31,409
*	Advanced Energy Industries Inc.	825,459	31,334
	Tessera Technologies Inc.	1,021,993	31,314
*	NETGEAR Inc.	642,225	30,531
	Plantronics Inc.	689,623	30,343
	Diebold Inc.	1,217,117	30,221
*,^	3D Systems Corp.	2,199,894	30,117
*	Marketo Inc.	832,106	28,974
*	GoDaddy Inc. Class A	927,600	28,932
	NIC Inc.	1,303,269	28,594
	Power Integrations Inc.	569,525	28,516
*	Envestnet Inc.	844,186	28,120
*	Rambus Inc.	2,284,161	27,593
*	Progress Software Corp.	987,354	27,113
*	Synchronoss Technologies Inc.	837,980	26,698
	CSG Systems International Inc.	640,990	25,838
*	Rovi Corp.	1,647,035	25,760
*	QLogic Corp.	1,724,190	25,415
*	Cray Inc.	848,427	25,385
*	Lumentum Holdings Inc.	1,048,775	25,380
*	HubSpot Inc.	580,522	25,206
*	BroadSoft Inc.	610,245	25,038
*	RealPage Inc.	1,083,471	24,194
*	Inphi Corp.	750,739	24,046
*	RingCentral Inc. Class A	1,103,025	21,752
*	Gigamon Inc.	581,509	21,743
^	Ebix Inc.	443,294	21,234
	Monotype Imaging Holdings Inc.	846,131	20,840
*	Infoblox Inc.	1,083,742	20,331
	West Corp.	1,030,740	20,264
	Cabot Microelectronics Corp.	475,284	20,124
*,^	Ubiquiti Networks Inc.	517,933	20,023
*	Super Micro Computer Inc.	802,367	19,939
*	Insight Enterprises Inc.	764,057	19,865
*	ScanSource Inc.	533,977	19,816
*	Mercury Systems Inc.	791,686	19,681
	Pegasystems Inc.	715,002	19,269
	ADTRAN Inc.	1,020,139	19,026
*	Web.com Group Inc.	1,005,733	18,284
*,^	Shutterstock Inc.	397,606	18,210
*	Bottomline Technologies de Inc.	806,236	17,358
*	New Relic Inc.	568,070	16,690
	Brooks Automation Inc.	1,357,717	15,234
*	Ixia	1,534,828	15,072
*	Interactive Intelligence Group Inc.	366,018	15,003
*	Diodes Inc.	753,667	14,161
*	Cvent Inc.	396,201	14,152
*	Endurance International Group Holdings Inc.	1,463,847	13,160
	Quality Systems Inc.	1,079,584	12,858
*	FormFactor Inc.	1,374,584	12,358
*,^	Match Group Inc.	815,281	12,290
*	Ultratech Inc.	529,085	12,153
*	Lattice Semiconductor Corp.	2,243,345	12,002
*	CEVA Inc.	424,521	11,534
*	Xura Inc.	471,341	11,515
*,^	2U Inc.	383,807	11,288
*	InvenSense Inc.	1,735,576	10,639
*	Benefitfocus Inc.	275,869	10,516
*,^	Pure Storage Inc. Class A	959,102	10,454
*	Applied Micro Circuits Corp.	1,577,392	10,127
*	Amkor Technology Inc.	1,716,412	9,869
*,^	Gogo Inc.	1,166,466	9,787

22

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Nimble Storage Inc.	1,216,059	9,680
*	Loral Space & Communications Inc.	266,475	9,399
^	Computer Programs & Systems Inc.	224,602	8,966
	Epiq Systems Inc.	586,795	8,567
*	Sonus Networks Inc.	984,871	8,559
*,^	Hortonworks Inc.	775,362	8,289
*	Virtusa Corp.	277,160	8,004
*	Blucora Inc.	768,757	7,964
*,^	Square Inc.	850,568	7,698
*	Unisys Corp.	1,034,194	7,529
	Forrester Research Inc.	203,410	7,498
*,^	Box Inc.	698,274	7,220
*	Actua Corp.	751,339	6,785
*	LivePerson Inc.	1,069,653	6,782
*	Intralinks Holdings Inc.	1,020,218	6,631
*	Barracuda Networks Inc.	430,912	6,524
*	Calix Inc.	876,630	6,058
	Comtech Telecommunications Corp.	458,449	5,886
*	Tangoe Inc.	692,353	5,345
*,^	Rapid7 Inc.	346,513	4,359
*	Jive Software Inc.	1,021,433	3,841
*	ChannelAdvisor Corp.	237,177	3,437
*	MobileIron Inc.	772,817	2,357
*	SecureWorks Corp. Class A	165,444	2,333
*	Castlight Health Inc. Class B	584,146	2,313
*	Harmonic Inc.	798,070	2,275
*	Systemax Inc.	266,607	2,274
*	Acacia Communications Inc.	14,867	594
*	SunEdison Inc.	198,121	28
*	Piksel Inc.	241	—
			6,483,067
Telecommunications (0.4%)
	Telephone & Data Systems Inc.	1,907,351	56,572
	Consolidated Communications Holdings Inc.	1,000,915	27,265
*	Vonage Holdings Corp.	3,998,965	24,394
*	Cincinnati Bell Inc.	4,376,782	20,002
^	Windstream Holdings Inc.	2,005,527	18,591
	ATN International Inc.	217,923	16,957
	Shenandoah Telecommunications Co.	402,337	15,715
*,^	Iridium Communications Inc.	1,688,214	14,991
	EarthLink Holdings Corp.	2,195,831	14,053
*	United States Cellular Corp.	268,513	10,544
*,^	Globalstar Inc.	8,468,187	10,247
*	Intelsat SA	333,399	860
			230,191
Utilities (5.1%)
	Atmos Energy Corp.	2,127,862	173,038
	Westar Energy Inc. Class A	2,948,821	165,399
	AGL Resources Inc.	2,498,478	164,825
	UGI Corp.	3,594,080	162,632
	ITC Holdings Corp.	3,182,396	149,000
	TECO Energy Inc.	4,879,583	134,872
	Aqua America Inc.	3,689,683	131,574
	Piedmont Natural Gas Co. Inc.	1,687,496	101,452
	NRG Energy Inc.	6,554,276	98,249
	Great Plains Energy Inc.	3,220,186	97,894
	National Fuel Gas Co.	1,678,385	95,466
	Questar Corp.	3,650,633	92,617
	Vectren Corp.	1,723,535	90,779
	IDACORP Inc.	1,049,331	85,363
	Portland General Electric Co.	1,850,380	81,639
	WGL Holdings Inc.	1,047,249	74,135
	Southwest Gas Corp.	938,670	73,883
	Hawaiian Electric Industries Inc.	2,244,872	73,609

23

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2016

					Market
					Value
				Shares	($000)
	ONE Gas Inc.			1,085,640	72,293
	New Jersey Resources Corp.			1,791,037	69,044
	Black Hills Corp.			1,073,741	67,689
	ALLETE Inc.			1,025,242	66,261
	Spire Inc.			896,314	63,495
	NorthWestern Corp.			1,005,436	63,413
	Avista Corp.			1,315,700	58,943
	PNM Resources Inc.			1,657,854	58,754
	South Jersey Industries Inc.			1,653,879	52,296
*	Dynegy Inc.			2,441,021	42,083
	MGE Energy Inc.			721,494	40,775
	El Paso Electric Co.			842,502	39,825
	Northwest Natural Gas Co.			572,745	37,125
	California Water Service Group			1,000,000	34,930
	American States Water Co.			762,375	33,407
	Ormat Technologies Inc.			720,231	31,517
	Empire District Electric Co.			908,664	30,867
*	Talen Energy Corp.			1,738,794	23,561
	TerraForm Power Inc. Class A			1,747,091	19,043
*,^	Sunrun Inc.			1,263,732	7,494
*,^	Vivint Solar Inc.			443,256	1,361

					2,960,602

Total Common Stocks (Cost $48,402,509)					58,385,592

		Coupon

Temporary Cash Investments (1.7%)[1]
Money Market Fund (1.6%)
3,4	Vanguard Market Liquidity Fund	0.538%		941,814,083	941,814

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5,6,7	Federal Home Loan Bank Discount Notes	0.567%	7/6/16	2,500	2,500
5,6	Federal Home Loan Bank Discount Notes	0.400%	9/16/16	4,900	4,896
5,7	Federal Home Loan Bank Discount Notes	0.390%	9/21/16	3,000	2,998
5,7	Federal Home Loan Bank Discount Notes	0.415%	9/23/16	800	799
6	United States Treasury Bill	0.391%	8/4/16	2,400	2,400

					13,593

Total Temporary Cash Investments (Cost $955,405)					955,407

Total Investments (101.8%) (Cost $49,357,914)					59,340,999
Other Assets and Liabilities—Net (-1.8%)[4]					(1,021,238)
Net Assets (100%)					58,319,761

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $671,325,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.6% and
1.2%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $703,062,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $8,996,000 have been segregated as initial margin for open futures contracts.

24

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2016

7 Securities with a value of $3,741,000 have been segregated as collateral for open over-the-counter swap contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

25

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)

Common Stocks (99.9%)[1]
Basic Materials (2.0%)
	Royal Gold Inc.	796,504	57,364
	NewMarket Corp.	115,640	47,919
	US Silica Holdings Inc.	773,911	26,677
	Balchem Corp.	384,320	22,925
*	Cambrex Corp.	391,019	20,227
*	Coeur Mining Inc.	1,872,902	19,965
*	Stillwater Mining Co.	1,480,965	17,564
*	Platform Specialty Products Corp.	1,813,021	16,100
	KapStone Paper and Packaging Corp.	1,062,467	13,823
	Minerals Technologies Inc.	213,220	12,111
	Deltic Timber Corp.	133,039	8,931
*	Ingevity Corp.	256,387	8,727
	Calgon Carbon Corp.	616,102	8,102
*	Ferro Corp.	503,775	6,740
*	Fairmount Santrol Holdings Inc.	844,596	6,512
	American Vanguard Corp.	335,859	5,075
			298,762
Consumer Goods (8.5%)
*	Middleby Corp.	701,653	80,866
	Carter's Inc.	587,831	62,586
*	Post Holdings Inc.	745,620	61,655
*	Hain Celestial Group Inc.	1,199,633	59,682
	Gentex Corp.	3,520,250	54,388
*	WhiteWave Foods Co. Class A	1,079,924	50,692
	Brunswick Corp.	1,105,906	50,120
*	Toll Brothers Inc.	1,851,735	49,830
*	Skechers U.S.A. Inc. Class A	1,621,423	48,189
	Pool Corp.	487,434	45,833
	Flowers Foods Inc.	2,270,480	42,571
	B&G Foods Inc.	763,702	36,810
*	TreeHouse Foods Inc.	343,926	35,304
*	Tempur Sealy International Inc.	631,393	34,929
	CalAtlantic Group Inc.	937,816	34,427
*	Kate Spade & Co.	1,559,718	32,146
	Vector Group Ltd.	1,130,542	25,347
	Drew Industries Inc.	283,376	24,042
*	Steven Madden Ltd.	677,368	23,152
*	Dorman Products Inc.	401,724	22,979
*	Deckers Outdoor Corp.	394,664	22,701
*,^	Blue Buffalo Pet Products Inc.	959,072	22,385
*	G-III Apparel Group Ltd.	473,531	21,650
	J&J Snack Foods Corp.	181,230	21,615
*	Zynga Inc. Class A	8,592,586	21,396
*	TRI Pointe Group Inc.	1,783,264	21,078
*,^	Fitbit Inc. Class A	1,613,093	19,712
	WD-40 Co.	166,371	19,540
*	Tumi Holdings Inc.	703,128	18,802
*	Take-Two Interactive Software Inc.	492,735	18,685
*	Boston Beer Co. Inc. Class A	108,486	18,554
*	Meritage Homes Corp.	464,737	17,446
*	Gentherm Inc.	445,525	15,259
	Lancaster Colony Corp.	117,311	14,970
*,^	Wayfair Inc.	376,109	14,668
	Interface Inc. Class A	795,303	12,128
	MDC Holdings Inc.	477,479	11,622
*	Select Comfort Corp.	540,140	11,548
*	TiVo Inc.	1,132,305	11,210
*	iRobot Corp.	317,771	11,147
*,^	GoPro Inc. Class A	992,974	10,734
	Oxford Industries Inc.	183,198	10,373
	Columbia Sportswear Co.	170,802	9,828

26

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	National Beverage Corp.	141,466	8,885
	Coca-Cola Bottling Co. Consolidated	56,824	8,380
*	USANA Health Sciences Inc.	65,565	7,306
*	DTS Inc.	204,025	5,396
*,^	Amplify Snack Brands Inc.	364,379	5,375
*	Revlon Inc. Class A	127,899	4,116
	Metaldyne Performance Group Inc.	161,694	2,223
	Phibro Animal Health Corp. Class A	112,756	2,104
*	US Foods Holding Corp.	25,040	607
			1,296,991
Consumer Services (14.6%)
	Domino's Pizza Inc.	611,523	80,342
	Sabre Corp.	2,364,325	63,340
*	VCA Inc.	935,701	63,263
	Vail Resorts Inc.	442,523	61,170
*	Copart Inc.	1,230,459	60,305
*	Panera Bread Co. Class A	274,763	58,233
*	Burlington Stores Inc.	870,039	58,040
	Six Flags Entertainment Corp.	910,605	52,770
*	Sally Beauty Holdings Inc.	1,782,897	52,435
	Dunkin' Brands Group Inc.	1,118,828	48,803
	Dick's Sporting Goods Inc.	1,033,247	46,558
*	AMC Networks Inc. Class A	746,340	45,094
*	Madison Square Garden Co. Class A	243,385	41,986
*	Sprouts Farmers Market Inc.	1,746,374	39,992
*	Spirit Airlines Inc.	868,274	38,959
*	Live Nation Entertainment Inc.	1,608,423	37,798
*	Bright Horizons Family Solutions Inc.	545,799	36,192
*	DreamWorks Animation SKG Inc. Class A	863,535	35,293
	Texas Roadhouse Inc. Class A	771,542	35,182
	Rollins Inc.	1,199,625	35,113
	Jack in the Box Inc.	396,702	34,085
*	Pandora Media Inc.	2,649,116	32,982
*	ServiceMaster Global Holdings Inc.	827,138	32,920
*	Michaels Cos. Inc.	1,138,265	32,372
*	Buffalo Wild Wings Inc.	229,382	31,873
	Casey's General Stores Inc.	237,899	31,286
*	Five Below Inc.	666,737	30,943
*,^	GrubHub Inc.	980,559	30,466
*	Cabela's Inc.	582,152	29,143
*	Urban Outfitters Inc.	1,000,973	27,527
	Cheesecake Factory Inc.	561,239	27,018
*	WebMD Health Corp.	447,712	26,017
*	Yelp Inc. Class A	828,190	25,144
	Allegiant Travel Co. Class A	160,938	24,382
	Monro Muffler Brake Inc.	373,020	23,709
	Lions Gate Entertainment Corp.	1,165,136	23,571
*	Hawaiian Holdings Inc.	619,823	23,529
*	Grand Canyon Education Inc.	570,573	22,777
	PriceSmart Inc.	240,178	22,473
	Papa John's International Inc.	317,191	21,569
*	Dave & Buster's Entertainment Inc.	457,018	21,384
*	Media General Inc.	1,202,504	20,671
	Churchill Downs Inc.	162,504	20,534
	Choice Hotels International Inc.	412,156	19,627
	HSN Inc.	383,609	18,770
*	Shutterfly Inc.	400,321	18,659
*,^	SolarCity Corp.	777,260	18,600
*,^	Diplomat Pharmacy Inc.	523,342	18,317
*	Liberty TripAdvisor Holdings Inc. Class A	835,834	18,288
	Morningstar Inc.	209,943	17,169
^	Sotheby's	621,744	17,036
^	Nexstar Broadcasting Group Inc. Class A	356,390	16,957
*	Stamps.com Inc.	190,931	16,691

27

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Groupon Inc. Class A	4,945,838	16,074
*	Krispy Kreme Doughnuts Inc.	760,642	15,943
*,^	Diamond Resorts International Inc.	509,488	15,264
	Sonic Corp.	564,101	15,259
*	Caesars Acquisition Co. Class A	1,342,598	15,064
*	Ascena Retail Group Inc.	2,136,527	14,934
*	Popeyes Louisiana Kitchen Inc.	267,963	14,642
	Marriott Vacations Worldwide Corp.	207,222	14,193
*,^	Restoration Hardware Holdings Inc.	469,919	13,477
*	comScore Inc.	554,353	13,238
*,^	Ollie's Bargain Outlet Holdings Inc.	511,499	12,731
	Bloomin' Brands Inc.	701,250	12,531
*	Penn National Gaming Inc.	894,842	12,483
	National CineMedia Inc.	759,979	11,764
*	BJ's Restaurants Inc.	249,798	10,949
	Interval Leisure Group Inc.	675,324	10,738
*	Etsy Inc.	1,101,802	10,566
*	Belmond Ltd. Class A	1,047,898	10,374
*,^	Quotient Technology Inc.	757,422	10,157
	ClubCorp Holdings Inc.	761,867	9,904
*,^	Hibbett Sports Inc.	277,981	9,671
*	Tile Shop Holdings Inc.	407,740	8,106
*	Pinnacle Entertainment Inc.	706,607	7,829
*	Red Rock Resorts Inc. Class A	332,325	7,305
	AMC Entertainment Holdings Inc.	263,128	7,265
*	Fiesta Restaurant Group Inc.	327,784	7,149
*,^	Shake Shack Inc. Class A	190,293	6,932
^	World Wrestling Entertainment Inc. Class A	374,187	6,889
*,^	Mattress Firm Holding Corp.	203,422	6,825
	Extended Stay America Inc.	430,871	6,442
*	Virgin America Inc.	107,135	6,022
*,^	Planet Fitness Inc. Class A	312,636	5,903
*	Scientific Games Corp. Class A	640,109	5,883
*	Liberty Media Group	305,243	5,790
*	EW Scripps Co. Class A	351,169	5,563
*	Francesca's Holdings Corp.	487,457	5,386
*	Wingstop Inc.	191,863	5,228
*,^	Lumber Liquidators Holdings Inc.	313,436	4,833
*,^	TrueCar Inc.	612,157	4,805
	New Media Investment Group Inc.	257,240	4,648
*	Vitamin Shoppe Inc.	147,776	4,518
*	Party City Holdco Inc.	289,370	4,025
*	Potbelly Corp.	316,447	3,968
*	Global Eagle Entertainment Inc.	567,501	3,768
	Blue Nile Inc.	133,237	3,648
*,^	El Pollo Loco Holdings Inc.	260,649	3,388
*	Clean Energy Fuels Corp.	964,599	3,347
*	Angie's List Inc.	464,180	3,022
*	Habit Restaurants Inc. Class A	173,787	2,847
*	Liberty Media Group Class A	148,665	2,845
*	Biglari Holdings Inc.	6,226	2,511
*,^	Caesars Entertainment Corp.	310,385	2,387
*	Bojangles' Inc.	111,968	1,898
*	RetailMeNot Inc.	222,533	1,716
*,^	Noodles & Co. Class A	159,438	1,559
*	Conn's Inc.	121,339	912
*	MSG Networks Inc.	48	1
*	United Natural Foods Inc.	3	—
			2,222,476
Financials (22.8%)
	Regency Centers Corp.	1,190,413	99,673
	WP Carey Inc.	1,250,795	86,830
	American Campus Communities Inc.	1,590,800	84,106
	Gaming and Leisure Properties Inc.	2,345,530	80,874

28

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Signature Bank	615,098	76,838
	Kilroy Realty Corp.	1,124,714	74,557
	Equity LifeStyle Properties Inc.	928,393	74,318
	DDR Corp.	3,786,683	68,690
	CubeSmart	2,164,091	66,827
	Lamar Advertising Co. Class A	1,004,714	66,613
	CBOE Holdings Inc.	992,127	66,096
	Forest City Realty Trust Inc. Class A	2,945,176	65,707
	MarketAxess Holdings Inc.	434,809	63,221
*	Liberty Ventures Class A	1,648,719	61,118
	Douglas Emmett Inc.	1,713,882	60,877
*	SVB Financial Group	631,774	60,120
	Sovran Self Storage Inc.	554,714	58,201
	Duke Realty Corp.	2,108,171	56,204
	Sun Communities Inc.	711,149	54,502
	Healthcare Trust of America Inc. Class A	1,665,180	53,852
	Communications Sales & Leasing Inc.	1,838,368	53,129
	DCT Industrial Trust Inc.	1,097,733	52,735
	CyrusOne Inc.	920,130	51,214
*	Howard Hughes Corp.	437,587	50,025
	Mid-America Apartment Communities Inc.	460,911	49,041
	Healthcare Realty Trust Inc.	1,396,964	48,880
	Gramercy Property Trust	5,144,156	47,429
	Tanger Factory Outlet Centers Inc.	1,172,648	47,117
*,^	Zillow Group Inc.	1,238,074	44,917
	Medical Properties Trust Inc.	2,901,796	44,136
	Investors Bancorp Inc.	3,892,667	43,131
	American Homes 4 Rent Class A	2,028,736	41,549
	Post Properties Inc.	652,220	39,818
	Omega Healthcare Investors Inc.	1,147,327	38,952
	Bank of the Ozarks Inc.	995,591	37,355
	Spirit Realty Capital Inc.	2,924,187	37,342
	Education Realty Trust Inc.	805,543	37,168
*	Western Alliance Bancorp	1,135,727	37,081
	Equity One Inc.	1,126,069	36,237
	Urban Edge Properties	1,211,663	36,180
	Physicians Realty Trust	1,637,562	34,405
	Paramount Group Inc.	2,077,366	33,113
	CoreSite Realty Corp.	357,967	31,748
	Acadia Realty Trust	872,568	30,994
	Hudson Pacific Properties Inc.	1,037,020	30,260
	Home BancShares Inc.	1,453,665	28,768
	Kite Realty Group Trust	1,017,062	28,508
	PacWest Bancorp	695,359	27,661
	QTS Realty Trust Inc. Class A	484,396	27,117
	Ryman Hospitality Properties Inc.	527,429	26,714
	Cousins Properties Inc.	2,559,099	26,615
	Retail Opportunity Investments Corp.	1,225,613	26,559
*	Texas Capital Bancshares Inc.	558,874	26,133
	PS Business Parks Inc.	230,798	24,483
	Pebblebrook Hotel Trust	876,995	23,021
*	Blackhawk Network Holdings Inc.	684,088	22,910
*,^	Zillow Group Inc. Class A	618,753	22,677
	NorthStar Asset Management Group Inc.	2,186,101	22,320
	Kennedy-Wilson Holdings Inc.	1,112,100	21,085
	Alexander & Baldwin Inc.	568,983	20,563
	Outfront Media Inc.	843,181	20,380
	Colony Capital Inc. Class A	1,308,544	20,086
	STAG Industrial Inc.	833,772	19,852
	Ramco-Gershenson Properties Trust	968,829	18,999
*	Hilltop Holdings Inc.	903,298	18,960
^	Colony Starwood Homes	620,437	18,874
*,^	Credit Acceptance Corp.	98,876	18,300
	Evercore Partners Inc. Class A	412,449	18,226

29

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Eagle Bancorp Inc.	369,666	17,785
*	Essent Group Ltd.	796,946	17,381
	Parkway Properties Inc.	1,024,734	17,144
	Chesapeake Lodging Trust	734,771	17,083
*,^	LendingClub Corp.	3,966,326	17,055
	Financial Engines Inc.	654,374	16,929
	Sunstone Hotel Investors Inc.	1,324,664	15,989
	First Cash Financial Services Inc.	310,955	15,961
	Sabra Health Care REIT Inc.	758,718	15,656
	RLJ Lodging Trust	725,317	15,558
*	OneMain Holdings Inc. Class A	659,331	15,046
*	HealthEquity Inc.	493,027	14,981
*	FCB Financial Holdings Inc. Class A	429,815	14,614
^	WisdomTree Investments Inc.	1,419,534	13,897
	Care Capital Properties Inc.	511,119	13,396
	LegacyTexas Financial Group Inc.	495,819	13,343
	Kearny Financial Corp.	1,025,303	12,898
	HFF Inc. Class A	419,315	12,110
	TFS Financial Corp.	698,736	12,032
	NRG Yield Inc.	767,520	11,966
*	St. Joe Co.	633,767	11,230
*,^	Black Knight Financial Services Inc. Class A	294,589	11,077
	New Senior Investment Group Inc.	1,000,098	10,681
	Monogram Residential Trust Inc.	1,017,994	10,394
	Cohen & Steers Inc.	253,029	10,233
	Alexander's Inc.	24,837	10,164
	FelCor Lodging Trust Inc.	1,608,378	10,020
	American Assets Trust Inc.	235,557	9,997
	CareTrust REIT Inc.	705,371	9,720
	Hersha Hospitality Trust Class A	509,460	8,737
	Capital Bank Financial Corp.	275,714	7,941
	Simmons First National Corp. Class A	167,031	7,714
*	Third Point Reinsurance Ltd.	645,411	7,564
^	Seritage Growth Properties Class A	142,075	7,081
	Silver Bay Realty Trust Corp.	388,618	6,618
*,^	Encore Capital Group Inc.	281,207	6,617
	InfraREIT Inc.	371,437	6,515
*	PRA Group Inc.	267,996	6,469
	NRG Yield Inc. Class A	419,758	6,389
*,^	BofI Holding Inc.	325,709	5,768
	Moelis & Co. Class A	249,236	5,608
	Greenhill & Co. Inc.	308,892	4,973
*,^	Nationstar Mortgage Holdings Inc.	438,509	4,938
*	Marcus & Millichap Inc.	185,254	4,707
*	Tejon Ranch Co.	178,364	4,217
	Urstadt Biddle Properties Inc. Class A	152,248	3,773
	Northfield Bancorp Inc.	250,993	3,722
*,^	Altisource Portfolio Solutions SA	123,728	3,445
	National Bank Holdings Corp. Class A	166,699	3,394
*	PennyMac Financial Services Inc. Class A	245,667	3,068
	Altisource Residential Corp.	299,779	2,755
*,^	On Deck Capital Inc.	474,900	2,446
*	Forestar Group Inc.	192,063	2,284
*	NewStar Financial Inc.	230,211	1,938
*	Ocwen Financial Corp.	1,108,325	1,895
	Houlihan Lokey Inc.	74,629	1,669
	RMR Group Inc. Class A	37,386	1,158
	Associated Capital Group Inc. Class A	27,230	781
*	Stifel Financial Corp.	33	1
	Employers Holdings Inc.	13	—
*	Tejon Ranch Co. Warrants Exp. 8/31/2016	28,628	—
			3,470,516
Health Care (14.1%)
*	MEDNAX Inc.	1,134,400	82,165

30

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	DexCom Inc.	966,472	76,670
*	Align Technology Inc.	879,920	70,878
	West Pharmaceutical Services Inc.	889,595	67,502
*	United Therapeutics Corp.	543,780	57,597
*	Amsurg Corp.	667,827	51,783
	Bio-Techne Corp.	454,188	51,219
*	ABIOMED Inc.	466,058	50,935
*	Seattle Genetics Inc.	1,196,995	48,371
*	Neurocrine Biosciences Inc.	1,057,815	48,078
*	Acadia Healthcare Co. Inc.	852,983	47,255
*	PAREXEL International Corp.	644,947	40,554
*,^	OPKO Health Inc.	4,005,545	37,412
*	NuVasive Inc.	607,542	36,282
	STERIS plc	523,559	35,995
*	ACADIA Pharmaceuticals Inc.	1,103,722	35,827
	Healthcare Services Group Inc.	837,998	34,676
*	Ionis Pharmaceuticals Inc.	1,472,366	34,291
*	Team Health Holdings Inc.	811,266	32,994
*	Catalent Inc.	1,291,038	29,681
	Bruker Corp.	1,278,623	29,076
*	Akorn Inc.	1,018,596	29,015
*	Horizon Pharma plc	1,758,243	28,958
*	Masimo Corp.	537,073	28,204
	Cantel Medical Corp.	406,425	27,934
*,^	Intercept Pharmaceuticals Inc.	194,790	27,793
*	Cepheid	887,732	27,298
*	Medicines Co.	811,093	27,277
*	Ligand Pharmaceuticals Inc.	228,295	27,229
*	Myriad Genetics Inc.	856,169	26,199
*	Impax Laboratories Inc.	855,054	24,643
*	Neogen Corp.	433,996	24,412
*,^	Novavax Inc.	3,296,605	23,966
*	Nektar Therapeutics	1,660,873	23,634
*	Wright Medical Group NV	1,255,884	21,815
*,^	Exelixis Inc.	2,784,005	21,743
*	Insulet Corp.	698,900	21,135
*	Ironwood Pharmaceuticals Inc. Class A	1,570,945	20,540
*	ICU Medical Inc.	176,011	19,845
*	Globus Medical Inc.	831,983	19,826
*	Bluebird Bio Inc.	451,795	19,558
*	Nevro Corp.	259,770	19,161
*	INC Research Holdings Inc. Class A	495,269	18,885
*,^	Juno Therapeutics Inc.	483,922	18,602
*	HMS Holdings Corp.	1,028,997	18,121
*,^	Penumbra Inc.	298,567	17,765
*	Amedisys Inc.	347,350	17,534
*	NxStage Medical Inc.	782,946	16,974
*	Radius Health Inc.	444,670	16,342
*,^	Intrexon Corp.	650,422	16,007
*	ARIAD Pharmaceuticals Inc.	2,106,372	15,566
*,^	Agios Pharmaceuticals Inc.	371,019	15,544
*	PRA Health Sciences Inc.	370,358	15,466
*	Air Methods Corp.	422,542	15,140
*,^	Exact Sciences Corp.	1,191,423	14,595
*	Pacira Pharmaceuticals Inc.	429,442	14,485
*	Acorda Therapeutics Inc.	559,908	14,280
*,^	Alder Biopharmaceuticals Inc.	517,388	12,919
	Abaxis Inc.	261,893	12,369
*	HeartWare International Inc.	213,304	12,318
	Analogic Corp.	151,241	12,015
*	Endologix Inc.	946,391	11,792
*	Emergent BioSolutions Inc.	415,557	11,685
*	Achillion Pharmaceuticals Inc.	1,414,591	11,034
*	Halozyme Therapeutics Inc.	1,258,653	10,862

31

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	AMAG Pharmaceuticals Inc.	421,134	10,074
*	Puma Biotechnology Inc.	336,364	10,020
*,^	Sarepta Therapeutics Inc.	525,049	10,013
*	FibroGen Inc.	609,579	10,003
*	Luminex Corp.	475,592	9,621
	Meridian Bioscience Inc.	487,662	9,509
*,^	Innoviva Inc.	895,036	9,425
*,^	Theravance Biopharma Inc.	405,631	9,204
*,^	Adeptus Health Inc. Class A	176,586	9,122
*	Haemonetics Corp.	309,568	8,974
*	Orthofix International NV	210,912	8,943
*	Momenta Pharmaceuticals Inc.	778,953	8,413
*	HealthStream Inc.	309,711	8,214
*	TherapeuticsMD Inc.	956,155	8,127
*	Merrimack Pharmaceuticals Inc.	1,477,941	7,966
*,^	Relypsa Inc.	408,758	7,562
*	Depomed Inc.	375,075	7,359
*,^	Lexicon Pharmaceuticals Inc.	509,242	7,308
*	Natus Medical Inc.	190,628	7,206
*	Lannett Co. Inc.	289,786	6,894
*,^	Spark Therapeutics Inc.	127,955	6,542
*,^	Keryx Biopharmaceuticals Inc.	962,201	6,370
*,^	Seres Therapeutics Inc.	216,651	6,294
	Ensign Group Inc.	291,296	6,120
*	Acceleron Pharma Inc.	170,056	5,778
*	Genomic Health Inc.	222,142	5,752
*	Quidel Corp.	314,098	5,610
*,^	Novocure Ltd.	471,962	5,508
*	CorVel Corp.	119,204	5,147
*	Merit Medical Systems Inc.	258,722	5,130
*	Arena Pharmaceuticals Inc.	2,984,790	5,104
*	Spectrum Pharmaceuticals Inc.	762,244	5,008
*	Epizyme Inc.	488,951	5,007
*	Accuray Inc.	933,112	4,843
*,^	Insys Therapeutics Inc.	345,481	4,471
*	Sagent Pharmaceuticals Inc.	298,325	4,469
*,^	MannKind Corp.	3,781,681	4,387
*	Surgery Partners Inc.	236,300	4,230
*,^	ZIOPHARM Oncology Inc.	727,956	3,996
*,^	Natera Inc.	313,255	3,779
*	Insmed Inc.	377,682	3,724
*,^	ImmunoGen Inc.	1,075,305	3,312
*	American Renal Associates Holdings Inc.	112,699	3,265
*,^	ConforMIS Inc.	356,312	2,501
*,^	Editas Medicine Inc.	89,155	2,175
*	Intellia Therapeutics Inc.	87,681	1,872
*	Aduro Biotech Inc.	157,388	1,780
*	Avexis Inc.	42,030	1,598
*	Infinity Pharmaceuticals Inc.	617,576	821
*	Esperion Therapeutics Inc.	48,047	475
*	Wright Medical Group Inc. CVR	165,303	207
			2,148,958
Industrials (17.7%)
*	CoStar Group Inc.	396,992	86,806
*	HD Supply Holdings Inc.	2,446,546	85,189
	Jack Henry & Associates Inc.	961,995	83,953
	AO Smith Corp.	907,655	79,973
*	Waste Connections Inc.	1,069,150	77,032
	Lennox International Inc.	504,988	72,011
	Toro Co.	631,307	55,681
	Graco Inc.	677,618	53,525
	FEI Co.	497,904	53,216
	Nordson Corp.	591,323	49,441
*	Old Dominion Freight Line Inc.	814,987	49,152

32

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Genpact Ltd.	1,798,987	48,285
	Hexcel Corp.	1,134,182	47,227
	Watsco Inc.	314,557	44,255
	MAXIMUS Inc.	791,695	43,836
	Eagle Materials Inc.	559,430	43,160
	Cognex Corp.	985,486	42,474
*	WEX Inc.	471,965	41,849
*	Euronet Worldwide Inc.	602,979	41,720
*	Genesee & Wyoming Inc. Class A	696,960	41,086
	Woodward Inc.	670,630	38,655
	Packaging Corp. of America	573,767	38,402
	National Instruments Corp.	1,400,999	38,387
	Landstar System Inc.	516,060	35,433
*	Universal Display Corp.	513,960	34,846
*	IPG Photonics Corp.	420,560	33,645
*	Clean Harbors Inc.	631,386	32,902
	Air Lease Corp. Class A	1,190,465	31,881
*,^	XPO Logistics Inc.	1,206,345	31,679
*	Keysight Technologies Inc.	1,043,815	30,365
*	Zebra Technologies Corp.	604,792	30,300
*	USG Corp.	1,066,113	28,742
*,^	Cimpress NV	287,437	26,582
*	WageWorks Inc.	441,288	26,393
*	TransUnion	777,677	26,006
	HEICO Corp. Class A	475,952	25,535
	CEB Inc.	392,012	24,179
	Covanta Holding Corp.	1,430,947	23,539
*	Masonite International Corp.	350,413	23,176
	Mueller Industries Inc.	695,185	22,162
*	Cardtronics Inc.	550,220	21,904
*	On Assignment Inc.	586,324	21,665
*	AMN Healthcare Services Inc.	540,550	21,606
	Mueller Water Products Inc. Class A	1,876,568	21,430
	John Bean Technologies Corp.	337,613	20,669
*	ExlService Holdings Inc.	388,792	20,377
*	RBC Bearings Inc.	278,817	20,214
	Simpson Manufacturing Co. Inc.	502,233	20,074
*	Itron Inc.	463,426	19,974
	Knight Transportation Inc.	735,575	19,552
*	Ambarella Inc.	380,757	19,346
	AZZ Inc.	316,972	19,012
*	Smith & Wesson Holding Corp.	670,342	18,220
	CLARCOR Inc.	296,540	18,039
*	Advisory Board Co.	501,269	17,740
	Exponent Inc.	300,993	17,581
*	TopBuild Corp.	470,281	17,024
*	ExamWorks Group Inc.	483,982	16,867
*	Proto Labs Inc.	290,085	16,697
	Forward Air Corp.	372,357	16,581
*	LifeLock Inc.	1,033,243	16,336
*	Trex Co. Inc.	358,841	16,119
	Littelfuse Inc.	136,285	16,108
*	Summit Materials Inc. Class A	766,168	15,676
	Apogee Enterprises Inc.	334,649	15,511
*	Imperva Inc.	355,229	15,278
*	Hub Group Inc. Class A	397,694	15,260
*	Louisiana-Pacific Corp.	879,419	15,258
	Franklin Electric Co. Inc.	451,821	14,933
	Sturm Ruger & Co. Inc.	232,081	14,855
*,^	Inovalon Holdings Inc. Class A	813,210	14,646
	Methode Electronics Inc.	426,163	14,588
	HEICO Corp.	209,697	14,010
*	Rogers Corp.	220,310	13,461
	AAON Inc.	486,954	13,396

33

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	MACOM Technology Solutions Holdings Inc.	390,153	12,867
*	OSI Systems Inc.	218,567	12,705
	Badger Meter Inc.	168,160	12,281
*	Paylocity Holding Corp.	279,491	12,074
*	II-VI Inc.	638,200	11,973
	Advanced Drainage Systems Inc.	431,626	11,814
	Tennant Co.	215,063	11,585
*	Continental Building Products Inc.	496,084	11,028
*	TriNet Group Inc.	519,652	10,804
*	Press Ganey Holdings Inc.	257,614	10,137
*	Armstrong World Industries Inc.	252,738	9,895
	Primoris Services Corp.	505,146	9,562
	Mobile Mini Inc.	270,688	9,377
	Heartland Express Inc.	506,791	8,813
*	Team Inc.	341,374	8,476
^	Lindsay Corp.	124,605	8,456
	Raven Industries Inc.	441,980	8,371
	Sun Hydraulics Corp.	278,745	8,276
*	DigitalGlobe Inc.	383,397	8,201
*	Veeco Instruments Inc.	486,424	8,055
*	Huron Consulting Group Inc.	132,387	7,999
*	TASER International Inc.	321,388	7,996
	Quanex Building Products Corp.	416,768	7,748
*	Headwaters Inc.	426,749	7,656
*	Thermon Group Holdings Inc.	393,292	7,555
*	Swift Transportation Co.	486,517	7,497
	Comfort Systems USA Inc.	227,136	7,398
*	Aerovironment Inc.	256,072	7,119
	Albany International Corp.	175,036	6,989
*	FARO Technologies Inc.	202,735	6,859
	EnPro Industries Inc.	132,255	5,871
	Gorman-Rupp Co.	206,467	5,659
*	Builders FirstSource Inc.	500,202	5,627
*	Mistras Group Inc.	210,930	5,035
*	Multi Packaging Solutions International Ltd.	375,372	5,011
*	InnerWorkings Inc.	496,371	4,105
*	Bazaarvoice Inc.	961,479	3,856
*	Ply Gem Holdings Inc.	246,819	3,596
	Griffon Corp.	212,723	3,586
*	Evolent Health Inc. Class A	180,697	3,469
*	Astronics Corp.	102,085	3,395
*	Roadrunner Transportation Systems Inc.	367,090	2,738
*	RPX Corp.	297,178	2,725
*	Armstrong Flooring Inc.	143,656	2,435
*	Astronics Corp. Class B	15,426	511
*	Cotiviti Holdings Inc.	18,780	397
	Acacia Research Corp.	25,657	113
			2,690,382
Oil & Gas (3.3%)
*	Diamondback Energy Inc.	874,319	79,747
*	Parsley Energy Inc. Class A	1,820,573	49,265
*	Gulfport Energy Corp.	1,530,103	47,831
*	Southwestern Energy Co.	2,921,641	36,754
	Patterson-UTI Energy Inc.	1,706,726	36,387
*	PDC Energy Inc.	564,351	32,512
*	Rice Energy Inc.	1,334,832	29,420
*	RSP Permian Inc.	804,901	28,083
*	Carrizo Oil & Gas Inc.	679,872	24,373
*	Memorial Resource Development Corp.	1,261,596	20,034
*	Matador Resources Co.	969,498	19,196
	Pattern Energy Group Inc. Class A	687,503	15,792
*	Dril-Quip Inc.	232,344	13,576
	SM Energy Co.	414,516	11,192
*,^	RPC Inc.	662,751	10,293

34

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Laredo Petroleum Inc.	814,729	8,538
*,^	Flotek Industries Inc.	621,645	8,206
*	Cobalt International Energy Inc.	4,330,027	5,802
*	SEACOR Holdings Inc.	94,860	5,497
*,^	SunPower Corp. Class A	336,245	5,208
*	Newpark Resources Inc.	486,607	2,817
*	Sanchez Energy Corp.	340,462	2,404
*	Bill Barrett Corp.	291,169	1,861
*	Eclipse Resources Corp.	477,166	1,594
*,^	Clayton Williams Energy Inc.	29,575	812
*,^	Northern Oil and Gas Inc.	135,716	627
*	Jones Energy Inc. Class A	1,829	8
			497,829
Other (0.0%)[2]
*	Dyax Corp CVR Exp. 12/31/2019	1,798,309	1,996
*	Clinical Data Contingent Value Rights Exp. 4/14/2018	132,154	—
			1,996
Technology (15.6%)
*	Cadence Design Systems Inc.	3,669,308	89,164
*	Ultimate Software Group Inc.	334,343	70,309
*	athenahealth Inc.	478,559	66,046
*	Tyler Technologies Inc.	396,136	66,040
	SS&C Technologies Holdings Inc.	2,056,510	57,747
*	Manhattan Associates Inc.	880,346	56,457
*	Guidewire Software Inc.	878,001	54,225
*	PTC Inc.	1,399,454	52,592
	IAC/InterActiveCorp	896,167	50,454
*	Fortinet Inc.	1,571,923	49,657
	Fair Isaac Corp.	380,245	42,972
*	Aspen Technology Inc.	998,439	40,177
	Blackbaud Inc.	579,197	39,328
*	ViaSat Inc.	536,319	38,293
*	EPAM Systems Inc.	586,956	37,747
*	Veeva Systems Inc. Class A	1,057,903	36,096
	j2 Global Inc.	563,881	35,620
*	Dycom Industries Inc.	380,982	34,197
*	Qlik Technologies Inc.	1,145,401	33,881
*	Tableau Software Inc. Class A	671,293	32,840
*,^	Arista Networks Inc.	501,847	32,309
*	Ellie Mae Inc.	347,215	31,822
*	Demandware Inc.	417,027	31,235
*	Integrated Device Technology Inc.	1,547,191	31,145
*	Medidata Solutions Inc.	663,317	31,090
*	Proofpoint Inc.	480,232	30,298
	Monolithic Power Systems Inc.	441,775	30,182
*	FireEye Inc.	1,823,955	30,041
*	Cree Inc.	1,223,700	29,907
*	Ciena Corp.	1,592,222	29,854
*	Allscripts Healthcare Solutions Inc.	2,278,950	28,943
*	ACI Worldwide Inc.	1,420,513	27,714
*	Rackspace Hosting Inc.	1,302,058	27,161
*	NetScout Systems Inc.	1,200,623	26,714
*	Cavium Inc.	663,321	25,604
*	Zendesk Inc.	949,417	25,046
*	Entegris Inc.	1,714,695	24,812
*	Electronics For Imaging Inc.	573,488	24,683
*	Synaptics Inc.	448,499	24,107
*	Silicon Laboratories Inc.	482,814	23,532
	InterDigital Inc.	420,892	23,435
*	Cornerstone OnDemand Inc.	603,333	22,963
*	Finisar Corp.	1,308,856	22,918
*	Paycom Software Inc.	510,490	22,058
*	CommVault Systems Inc.	484,283	20,916
*	Fleetmatics Group plc	476,830	20,661

35

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	MicroStrategy Inc. Class A	114,250	19,996
	Cogent Communications Holdings Inc.	497,746	19,940
*	Infinera Corp.	1,729,786	19,512
*	Syntel Inc.	410,655	18,586
*	LogMeIn Inc.	290,380	18,419
*	Advanced Energy Industries Inc.	483,859	18,367
	Tessera Technologies Inc.	599,310	18,363
	Plantronics Inc.	406,314	17,878
*,^	3D Systems Corp.	1,301,521	17,818
*	Marketo Inc.	490,120	17,066
*	GoDaddy Inc. Class A	546,438	17,043
	NIC Inc.	765,973	16,805
	Power Integrations Inc.	334,588	16,753
*	Envestnet Inc.	495,370	16,501
*	Rambus Inc.	1,346,428	16,265
*	Synchronoss Technologies Inc.	492,498	15,691
*	Cray Inc.	498,884	14,927
*	Lumentum Holdings Inc.	616,547	14,920
*	HubSpot Inc.	339,764	14,753
*	BroadSoft Inc.	357,678	14,676
*	Inphi Corp.	443,583	14,208
*	RealPage Inc.	635,475	14,190
*	RingCentral Inc. Class A	645,444	12,728
*	Gigamon Inc.	340,359	12,726
	Monotype Imaging Holdings Inc.	496,365	12,225
*	Infoblox Inc.	634,092	11,896
*	Super Micro Computer Inc.	472,807	11,749
*,^	Ubiquiti Networks Inc.	302,950	11,712
	Pegasystems Inc.	418,209	11,271
	ADTRAN Inc.	596,458	11,124
*,^	Shutterstock Inc.	234,514	10,741
*	Bottomline Technologies de Inc.	472,232	10,167
*	New Relic Inc.	331,940	9,752
*	Interactive Intelligence Group Inc.	215,183	8,820
*	Diodes Inc.	441,384	8,294
*	Cvent Inc.	231,186	8,258
*	Endurance International Group Holdings Inc.	855,296	7,689
*	Ultratech Inc.	307,371	7,060
*	Lattice Semiconductor Corp.	1,306,396	6,989
*	CEVA Inc.	251,113	6,823
*	Xura Inc.	272,942	6,668
*	2U Inc.	226,306	6,656
*	InvenSense Inc.	1,026,089	6,290
*,^	Pure Storage Inc. Class A	565,381	6,163
*	Benefitfocus Inc.	160,312	6,111
*	Applied Micro Circuits Corp.	933,872	5,995
*	Mercury Systems Inc.	233,076	5,794
*	Nimble Storage Inc.	717,032	5,708
*,^	Gogo Inc.	677,550	5,685
*	Loral Space & Communications Inc.	156,548	5,521
*	Web.com Group Inc.	294,239	5,349
	Computer Programs & Systems Inc.	133,305	5,322
*	Sonus Networks Inc.	568,939	4,944
*,^	Hortonworks Inc.	457,186	4,887
*	Virtusa Corp.	162,875	4,704
*,^	Square Inc.	501,550	4,539
	Forrester Research Inc.	119,926	4,420
*	Ixia	448,088	4,400
*,^	Box Inc.	411,745	4,257
*	LivePerson Inc.	624,782	3,961
*	Actua Corp.	432,446	3,905
*	Intralinks Holdings Inc.	600,337	3,902
*	Barracuda Networks Inc.	254,061	3,847
*	Calix Inc.	496,135	3,428

36

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2016

					Market
					Value
				Shares	($000)
*	Rapid7 Inc.			204,319	2,570
*	Jive Software Inc.			612,827	2,304
*	ChannelAdvisor Corp.			140,212	2,032
*	MobileIron Inc.			459,637	1,402
*	Castlight Health Inc. Class B			344,427	1,364
*	SecureWorks Corp. Class A			48,816	688
*	Harmonic Inc.			235,368	671
*	Acacia Communications Inc.			6,267	250
*	SunEdison Inc.			119,641	17
	CDK Global Inc.			17	1
					2,369,448
Telecommunications (0.3%)
*	Cincinnati Bell Inc.			2,561,114	11,704
	ATN International Inc.			127,762	9,941
	Shenandoah Telecommunications Co.			234,651	9,166
*,^	Globalstar Inc.			5,020,351	6,075
					36,886
Utilities (1.0%)
	ITC Holdings Corp.			1,864,735	87,307
*	Dynegy Inc.			1,427,750	24,614
	Ormat Technologies Inc.			422,761	18,500
	TerraForm Power Inc. Class A			1,023,091	11,152
*,^	Sunrun Inc.			745,162	4,419
*,^	Vivint Solar Inc.			265,316	814

					146,806

Total Common Stocks (Cost $12,731,992)					15,181,050

		Coupon

Temporary Cash Investments (1.9%)[1]
Money Market Fund (1.9%)
3,4	Vanguard Market Liquidity Fund	0.538%		293,959,208	293,959

			Maturity
			Date
U.S. Government and Agency Obligations (0.0%)
5	Federal Home Loan Bank Discount Notes	0.516%	8/31/16	1,000	1,000
5,6	Federal Home Loan Bank Discount Notes	0.491%	9/16/16	1,000	999

					1,999

Total Temporary Cash Investments (Cost $295,957)					295,958

Total Investments (101.8%) (Cost $13,027,949)					15,477,008
Other Assets and Liabilities—Net (-1.8%)					(279,920)
Net Assets (100%)					15,197,088

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $269,914,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.8%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $282,886,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $699,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.

37

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2016
REIT—Real Estate Investment Trust.

38

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)

Common Stocks (100.7%)[1]
Basic Materials (5.0%)
	RPM International Inc.	1,658,766	82,855
	Steel Dynamics Inc.	2,889,451	70,792
	Olin Corp.	2,062,243	51,226
	Scotts Miracle-Gro Co. Class A	573,136	40,068
	Sensient Technologies Corp.	559,539	39,750
^	CONSOL Energy Inc.	2,433,262	39,151
	PolyOne Corp.	1,048,334	36,943
	Huntsman Corp.	2,526,550	33,982
	Cabot Corp.	700,743	31,996
	Compass Minerals International Inc.	421,694	31,286
	United States Steel Corp.	1,827,930	30,819
	Axiall Corp.	881,248	28,738
	HB Fuller Co.	624,208	27,459
	Domtar Corp.	781,412	27,357
	Hecla Mining Co.	4,796,760	24,463
	Commercial Metals Co.	1,430,372	24,173
*	GCP Applied Technologies Inc.	882,853	22,990
	Worthington Industries Inc.	542,510	22,948
*	Chemtura Corp.	798,865	21,074
	Kaiser Aluminum Corp.	213,449	19,298
	Carpenter Technology Corp.	581,984	19,165
	Chemours Co.	2,266,671	18,677
^	Allegheny Technologies Inc.	1,360,465	17,346
	Stepan Co.	250,560	14,916
	Quaker Chemical Corp.	157,100	14,013
*	Clearwater Paper Corp.	213,357	13,947
*	AK Steel Holding Corp.	2,872,546	13,386
	Innospec Inc.	284,007	13,062
	Minerals Technologies Inc.	217,081	12,330
^,*	Cliffs Natural Resources Inc.	2,021,651	11,463
*	Kraton Performance Polymers Inc.	384,663	10,744
	PH Glatfelter Co.	543,927	10,639
*	Univar Inc.	515,905	9,756
	Innophos Holdings Inc.	229,877	9,703
*	Ingevity Corp.	262,461	8,934
	A Schulman Inc.	349,971	8,546
*	Koppers Holdings Inc.	244,345	7,509
	Rayonier Advanced Materials Inc.	542,075	7,367
*	Ferro Corp.	523,703	7,007
	Tredegar Corp.	348,526	5,618
	Haynes International Inc.	155,551	4,990
*	Resolute Forest Products Inc.	731,711	3,871
*	Century Aluminum Co.	596,894	3,778
	Tronox Ltd. Class A	775,560	3,420
	FutureFuel Corp.	300,571	3,270
	SunCoke Energy Inc.	398,874	2,321
	Kronos Worldwide Inc.	215,345	1,131
			964,277
Consumer Goods (6.9%)
	Ingredion Inc.	898,796	116,313
	Leggett & Platt Inc.	1,677,178	85,721
	Pinnacle Foods Inc.	1,458,337	67,506
^,*	Herbalife Ltd.	869,088	50,868
	Goodyear Tire & Rubber Co.	1,660,669	42,613
	Energizer Holdings Inc.	771,717	39,736
	Thor Industries Inc.	589,532	38,166
*	Vista Outdoor Inc.	762,813	36,409
*	TreeHouse Foods Inc.	352,165	36,150
*	Helen of Troy Ltd.	346,437	35,628
	Spectrum Brands Holdings Inc.	296,632	35,391
	Snyder's-Lance Inc.	957,097	32,436

39

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Tenneco Inc.	679,338	31,664
	Nu Skin Enterprises Inc. Class A	663,786	30,660
*	Darling Ingredients Inc.	2,054,424	30,611
	Tupperware Brands Corp.	535,917	30,161
*	Manitowoc Foodservice Inc.	1,710,610	30,141
	Visteon Corp.	424,586	27,942
	HNI Corp.	566,100	26,318
	Wolverine World Wide Inc.	1,181,234	24,003
	Fresh Del Monte Produce Inc.	412,582	22,457
	Herman Miller Inc.	748,061	22,359
	Sanderson Farms Inc.	239,682	20,766
	Dean Foods Co.	1,146,135	20,734
	Avon Products Inc.	5,447,922	20,593
	Cooper Tire & Rubber Co.	689,020	20,547
	Dana Holding Corp.	1,847,165	19,506
*	Take-Two Interactive Software Inc.	503,448	19,091
	La-Z-Boy Inc.	623,316	17,341
^	Cal-Maine Foods Inc.	355,275	15,746
	Universal Corp.	269,701	15,572
	Lancaster Colony Corp.	119,877	15,297
*	Cooper-Standard Holding Inc.	193,110	15,254
*	Fossil Group Inc.	510,013	14,551
	KB Home	944,134	14,360
	Knoll Inc.	581,289	14,114
*	ACCO Brands Corp.	1,336,113	13,802
	Schweitzer-Mauduit International Inc.	380,992	13,441
	Steelcase Inc. Class A	988,070	13,408
*	American Axle & Manufacturing Holdings Inc.	906,147	13,121
	Andersons Inc.	316,985	11,266
	Briggs & Stratton Corp.	514,478	10,897
	Ethan Allen Interiors Inc.	311,370	10,288
	Columbia Sportswear Co.	174,079	10,016
*	Crocs Inc.	868,722	9,799
^	Tootsie Roll Industries Inc.	240,137	9,252
*	Central Garden & Pet Co. Class A	415,976	9,031
*	Seaboard Corp.	2,922	8,388
	Superior Industries International Inc.	285,066	7,634
	Inter Parfums Inc.	215,085	6,145
	National Presto Industries Inc.	64,923	6,125
*	Taylor Morrison Home Corp. Class A	378,764	5,621
*	Modine Manufacturing Co.	600,662	5,286
*	Eastman Kodak Co.	293,536	4,720
	Movado Group Inc.	193,909	4,204
^,*	Iconix Brand Group Inc.	573,663	3,878
*	Vera Bradley Inc.	255,404	3,619
*	Federal-Mogul Holdings Corp.	419,491	3,486
*	Central Garden & Pet Co.	103,793	2,370
	Phibro Animal Health Corp. Class A	114,477	2,136
*	Elizabeth Arden Inc.	130,181	1,791
	Titan International Inc.	269,098	1,668
*	Vince Holding Corp.	133,747	733
*	US Foods Holding Corp.	10,200	247
			1,329,097
Consumer Services (10.6%)
	KAR Auction Services Inc.	1,714,318	71,556
*	JetBlue Airways Corp.	4,021,325	66,593
	TEGNA Inc.	2,716,229	62,935
	Service Corp. International	2,297,235	62,117
	Dun & Bradstreet Corp.	452,713	55,159
^	Cracker Barrel Old Country Store Inc.	298,904	51,253
*	Rite Aid Corp.	6,546,666	49,034
	Cinemark Holdings Inc.	1,305,675	47,605
	CST Brands Inc.	944,717	40,698
	Tribune Media Co. Class A	976,039	38,241

40

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Murphy USA Inc.	467,186	34,646
	GameStop Corp. Class A	1,297,564	34,489
*	Avis Budget Group Inc.	1,062,563	34,246
*	Beacon Roofing Supply Inc.	743,693	33,816
*	ServiceMaster Global Holdings Inc.	847,236	33,720
	American Eagle Outfitters Inc.	2,032,267	32,374
*	JC Penney Co. Inc.	3,639,305	32,317
	Casey's General Stores Inc.	243,762	32,057
	Brinker International Inc.	695,468	31,665
	John Wiley & Sons Inc. Class A	602,337	31,430
*	Starz	1,039,241	31,094
	Big Lots Inc.	620,262	31,081
	Dolby Laboratories Inc. Class A	635,443	30,406
	Cable One Inc.	57,352	29,330
*	United Natural Foods Inc.	597,171	27,948
	AMERCO	73,439	27,507
	Graham Holdings Co. Class B	55,150	26,998
	Chemed Corp.	196,429	26,775
	Sinclair Broadcast Group Inc. Class A	862,822	25,764
	Core-Mark Holding Co. Inc.	548,470	25,701
	Wendy's Co.	2,662,239	25,611
*	Hertz Global Holdings Inc.	2,252,292	24,933
	Meredith Corp.	469,724	24,383
*	Houghton Mifflin Harcourt Co.	1,538,197	24,042
*	Office Depot Inc.	6,869,221	22,737
^	Regal Entertainment Group Class A	997,330	21,981
	Matthews International Corp. Class A	391,620	21,790
	Hillenbrand Inc.	708,392	21,280
	GNC Holdings Inc. Class A	853,805	20,739
*	Acxiom Corp.	922,257	20,280
	Gannett Co. Inc.	1,455,408	20,099
	Lithia Motors Inc. Class A	282,744	20,095
	Aaron's Inc.	908,720	19,892
	New York Times Co. Class A	1,600,044	19,360
	Time Inc.	1,144,146	18,833
	DineEquity Inc.	218,579	18,531
*	Boyd Gaming Corp.	980,190	18,035
	Children's Place Inc.	224,068	17,966
	Chico's FAS Inc.	1,586,905	16,996
	DSW Inc. Class A	785,511	16,637
	SkyWest Inc.	609,574	16,129
*	Genesco Inc.	248,244	15,965
*	SUPERVALU Inc.	3,309,217	15,619
	Penske Automotive Group Inc.	479,746	15,093
	Abercrombie & Fitch Co.	842,935	15,013
	Dillard's Inc. Class A	236,514	14,333
*	Express Inc.	932,153	13,526
*	Asbury Automotive Group Inc.	248,649	13,114
	Group 1 Automotive Inc.	261,769	12,921
	Bloomin' Brands Inc.	718,039	12,831
	DeVry Education Group Inc.	704,342	12,565
	Caleres Inc.	517,297	12,524
*	Performance Food Group Co.	447,931	12,054
*	La Quinta Holdings Inc.	1,047,362	11,940
	SeaWorld Entertainment Inc.	829,228	11,883
	Cato Corp. Class A	307,754	11,608
	Scholastic Corp.	283,589	11,233
*	MSG Networks Inc.	726,314	11,142
	International Speedway Corp. Class A	330,659	11,061
	Guess? Inc.	733,464	11,039
	Interval Leisure Group Inc.	691,243	10,991
	Finish Line Inc. Class A	526,567	10,631
*	Apollo Education Group Inc.	1,146,607	10,457
^	Buckle Inc.	365,097	9,489

41

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Weis Markets Inc.	167,670	8,476
	Bob Evans Farms Inc.	222,280	8,435
*	Rush Enterprises Inc. Class A	387,915	8,360
	Barnes & Noble Inc.	698,587	7,929
	Rent-A-Center Inc.	633,194	7,776
	Tailored Brands Inc.	608,322	7,701
	Capella Education Co.	145,687	7,669
	Fred's Inc. Class A	440,456	7,096
	Extended Stay America Inc.	441,642	6,603
*	Virgin America Inc.	110,538	6,213
*	Strayer Education Inc.	125,337	6,158
*	Liberty Media Group	313,198	5,941
*	EW Scripps Co. Class A	360,796	5,715
*	Smart & Final Stores Inc.	371,914	5,538
*	Regis Corp.	435,915	5,427
	Sonic Automotive Inc. Class A	316,898	5,422
*	American Public Education Inc.	190,652	5,357
*	FTD Cos. Inc.	208,081	5,194
	Pier 1 Imports Inc.	1,007,888	5,181
*	K12 Inc.	413,991	5,171
	New Media Investment Group Inc.	265,048	4,789
*	Vitamin Shoppe Inc.	151,978	4,646
*	Barnes & Noble Education Inc.	451,386	4,582
^,*	Weight Watchers International Inc.	362,391	4,215
*	Bankrate Inc.	557,663	4,171
^,*	Sears Holdings Corp.	266,323	3,625
^,*	Zumiez Inc.	221,081	3,164
^,*	Lands' End Inc.	179,369	2,945
*	Liberty Media Group Class A	148,911	2,850
	Speedway Motorsports Inc.	153,703	2,728
	Clear Channel Outdoor Holdings Inc. Class A	435,024	2,706
*	Biglari Holdings Inc.	6,499	2,621
^,*	Caesars Entertainment Corp.	314,657	2,420
*	Rush Enterprises Inc. Class B	94,530	1,965
*	RetailMeNot Inc.	225,864	1,741
*	Bridgepoint Education Inc.	228,263	1,653
*	Ruby Tuesday Inc.	399,780	1,443
^,*	Conn's Inc.	123,157	926
^,*	Container Store Group Inc.	103,685	555
	Stage Stores Inc.	20,252	99
			2,061,142
Financials (30.6%)
	Arthur J Gallagher & Co.	2,211,484	105,267
	National Retail Properties Inc.	1,798,254	93,006
	Apartment Investment & Management Co.	1,955,321	86,347
	Liberty Property Trust	1,830,969	72,726
	Highwoods Properties Inc.	1,216,049	64,207
	EPR Properties	794,087	64,067
	American Financial Group Inc.	865,918	64,017
	Senior Housing Properties Trust	2,964,847	61,758
	East West Bancorp Inc.	1,798,715	61,480
	RenaissanceRe Holdings Ltd.	510,992	60,011
	Old Republic International Corp.	3,109,636	59,985
	Starwood Property Trust Inc.	2,818,844	58,406
	Duke Realty Corp.	2,159,604	57,575
	Weingarten Realty Investors	1,410,020	57,557
	STORE Capital Corp.	1,893,188	55,754
	First American Financial Corp.	1,368,140	55,027
	Hospitality Properties Trust	1,892,275	54,498
*	Liberty Broadband Corp.	906,958	54,417
	Endurance Specialty Holdings Ltd.	798,928	53,656
	Taubman Centers Inc.	715,813	53,113
	Brown & Brown Inc.	1,398,702	52,409
	Corrections Corp. of America	1,466,829	51,368

42

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Alleghany Corp.	91,560	50,320
	Mid-America Apartment Communities Inc.	471,500	50,168
	Retail Properties of America Inc.	2,963,641	50,086
	Commerce Bancshares Inc.	1,024,772	49,087
	Eaton Vance Corp.	1,360,966	48,097
	Validus Holdings Ltd.	967,371	47,005
*	Equity Commonwealth	1,567,268	45,655
	Hanover Insurance Group Inc.	536,448	45,394
	Cullen/Frost Bankers Inc.	696,815	44,408
	DuPont Fabros Technology Inc.	929,091	44,169
	First Niagara Financial Group Inc.	4,432,041	43,168
	Synovus Financial Corp.	1,488,966	43,165
	Umpqua Holdings Corp.	2,750,945	42,557
	Assured Guaranty Ltd.	1,676,768	42,540
	FirstMerit Corp.	2,077,422	42,109
	Prosperity Bancshares Inc.	824,442	42,038
	PrivateBancorp Inc.	941,298	41,445
	First Industrial Realty Trust Inc.	1,458,349	40,571
	Rayonier Inc.	1,532,871	40,223
	First Horizon National Corp.	2,902,265	39,993
	BankUnited Inc.	1,299,699	39,927
	Omega Healthcare Investors Inc.	1,174,298	39,867
	New Residential Investment Corp.	2,876,441	39,810
	Piedmont Office Realty Trust Inc. Class A	1,811,260	39,015
	CNO Financial Group Inc.	2,233,225	38,992
^	Apple Hospitality REIT Inc.	2,070,967	38,955
	Webster Financial Corp.	1,143,963	38,838
	Spirit Realty Capital Inc.	2,993,364	38,225
	Popular Inc.	1,294,209	37,920
	Allied World Assurance Co. Holdings AG	1,063,149	37,359
	White Mountains Insurance Group Ltd.	44,253	37,261
	Two Harbors Investment Corp.	4,337,931	37,133
	Bank of Hawaii Corp.	537,219	36,961
	Brandywine Realty Trust	2,184,469	36,699
	RLI Corp.	517,810	35,615
	ProAssurance Corp.	664,040	35,559
	Aspen Insurance Holdings Ltd.	757,937	35,153
	Chimera Investment Corp.	2,226,072	34,949
	Corporate Office Properties Trust	1,181,453	34,936
	Legg Mason Inc.	1,184,195	34,922
	National Health Investors Inc.	455,739	34,221
	MFA Financial Inc.	4,631,958	33,674
	Federated Investors Inc. Class B	1,168,102	33,618
	Primerica Inc.	587,259	33,615
	Assurant Inc.	386,563	33,364
	LaSalle Hotel Properties	1,411,275	33,278
	Columbia Property Trust Inc.	1,541,187	32,981
	Wintrust Financial Corp.	644,201	32,854
	FNB Corp.	2,619,021	32,843
	Associated Banc-Corp	1,874,170	32,142
	MB Financial Inc.	873,258	31,682
	United Bankshares Inc.	826,463	31,001
	Blackstone Mortgage Trust Inc. Class A	1,113,738	30,817
	IBERIABANK Corp.	514,741	30,745
	GEO Group Inc.	888,889	30,382
	AmTrust Financial Services Inc.	1,193,878	29,250
	Fulton Financial Corp.	2,165,522	29,235
	Empire State Realty Trust Inc.	1,512,930	28,731
	Washington REIT	910,781	28,653
	Erie Indemnity Co. Class A	288,384	28,648
	PacWest Bancorp	712,867	28,358
	UMB Financial Corp.	525,096	27,940
	Radian Group Inc.	2,675,220	27,876
	Washington Federal Inc.	1,136,632	27,575

43

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Valley National Bancorp	3,017,283	27,518
	Mack-Cali Realty Corp.	1,007,221	27,195
	Interactive Brokers Group Inc.	758,932	26,866
	EastGroup Properties Inc.	384,673	26,512
	Cathay General Bancorp	935,090	26,370
	Selective Insurance Group Inc.	683,665	26,123
	WP Glimcher Inc.	2,313,797	25,891
	NorthStar Realty Finance Corp.	2,253,732	25,760
^	First Financial Bankshares Inc.	783,583	25,694
	Janus Capital Group Inc.	1,844,196	25,671
	Hancock Holding Co.	967,889	25,272
*	MGIC Investment Corp.	4,246,827	25,269
	Glacier Bancorp Inc.	950,659	25,268
	First Citizens BancShares Inc. Class A	96,206	24,909
*	Stifel Financial Corp.	788,617	24,802
	Navient Corp.	2,063,474	24,658
	LTC Properties Inc.	473,490	24,494
	Pinnacle Financial Partners Inc.	498,829	24,368
	TCF Financial Corp.	1,922,312	24,317
	Sterling Bancorp	1,548,848	24,317
	BancorpSouth Inc.	1,061,375	24,083
	Lexington Realty Trust	2,347,837	23,737
	Great Western Bancorp Inc.	730,296	23,034
	DiamondRock Hospitality Co.	2,508,082	22,648
	American National Insurance Co.	199,999	22,630
	Xenia Hotels & Resorts Inc.	1,348,192	22,623
	BGC Partners Inc. Class A	2,542,062	22,141
	Capitol Federal Financial Inc.	1,541,389	21,502
	Community Bank System Inc.	523,127	21,495
	CVB Financial Corp.	1,278,837	20,960
	Outfront Media Inc.	861,366	20,819
	Government Properties Income Trust	888,516	20,489
*	SLM Corp.	3,289,781	20,331
	Columbia Banking System Inc.	723,900	20,313
	Select Income REIT	781,417	20,309
	LPL Financial Holdings Inc.	889,352	20,037
	Trustmark Corp.	802,414	19,940
	CBL & Associates Properties Inc.	2,133,270	19,861
	South State Corp.	286,730	19,512
	Hatteras Financial Corp.	1,180,739	19,364
	Invesco Mortgage Capital Inc.	1,393,771	19,081
	New York REIT Inc.	2,059,501	19,050
*	HRG Group Inc.	1,378,952	18,933
	Argo Group International Holdings Ltd.	358,903	18,627
	Mercury General Corp.	345,172	18,349
	International Bancshares Corp.	700,286	18,270
*	Enstar Group Ltd.	111,437	18,052
	Northwest Bancshares Inc.	1,208,891	17,928
	Old National Bancorp	1,428,671	17,901
	First Midwest Bancorp Inc.	1,016,192	17,844
^	Chemical Financial Corp.	477,911	17,821
	Pennsylvania REIT	824,524	17,686
	Astoria Financial Corp.	1,138,811	17,458
	EverBank Financial Corp.	1,173,396	17,437
	Potlatch Corp.	508,330	17,334
	Horace Mann Educators Corp.	501,387	16,942
	Global Net Lease Inc.	2,110,829	16,781
	Waddell & Reed Financial Inc. Class A	967,306	16,657
	Sunstone Hotel Investors Inc.	1,350,914	16,306
*	Genworth Financial Inc. Class A	6,228,107	16,068
	RLJ Lodging Trust	739,572	15,864
	CYS Investments Inc.	1,890,056	15,820
	Banner Corp.	369,451	15,716
	BOK Financial Corp.	247,496	15,518

44

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	NBT Bancorp Inc.	535,238	15,324
	Talmer Bancorp Inc. Class A	794,727	15,235
	Park National Corp.	162,561	14,920
	Westamerica Bancorporation	301,716	14,863
	Kemper Corp.	478,273	14,817
	Provident Financial Services Inc.	741,760	14,568
	Franklin Street Properties Corp.	1,186,728	14,561
	First Financial Bancorp	732,480	14,247
	Independent Bank Corp.	311,421	14,232
	Navigators Group Inc.	154,058	14,169
	WesBanco Inc.	453,892	14,093
	BBCN Bancorp Inc.	942,564	14,063
	American Equity Investment Life Holding Co.	976,809	13,920
	Care Capital Properties Inc.	523,619	13,724
	Artisan Partners Asset Management Inc. Class A	489,024	13,536
	Redwood Trust Inc.	959,838	13,255
	PennyMac Mortgage Investment Trust	812,578	13,188
	National General Holdings Corp.	592,922	12,700
	Cash America International Inc.	284,350	12,119
*	Green Dot Corp. Class A	509,420	11,712
	Tompkins Financial Corp.	178,733	11,618
	Capstead Mortgage Corp.	1,196,557	11,607
	Boston Private Financial Holdings Inc.	982,677	11,576
	Employers Holdings Inc.	384,382	11,155
*	MBIA Inc.	1,626,362	11,108
	Safety Insurance Group Inc.	179,714	11,067
*	Beneficial Bancorp Inc.	846,552	10,768
	Monogram Residential Trust Inc.	1,039,789	10,616
	Infinity Property & Casualty Corp.	131,000	10,566
	American Assets Trust Inc.	240,714	10,216
	First Commonwealth Financial Corp.	1,106,754	10,182
	S&T Bancorp Inc.	413,500	10,110
	Berkshire Hills Bancorp Inc.	368,671	9,925
	Investors Real Estate Trust	1,502,165	9,719
*	KCG Holdings Inc. Class A	709,358	9,434
	Nelnet Inc. Class A	270,197	9,389
	United Fire Group Inc.	220,874	9,372
*	FNFV Group	813,796	9,334
	Brookline Bancorp Inc.	836,895	9,231
*	Liberty Broadband Corp. Class A	155,121	9,214
^	ARMOUR Residential REIT Inc.	457,580	9,152
	Maiden Holdings Ltd.	737,665	9,029
	American Capital Mortgage Investment Corp.	570,708	9,011
	Saul Centers Inc.	144,774	8,934
	State Bank Financial Corp.	436,645	8,886
	Central Pacific Financial Corp.	368,123	8,688
*	iStar Inc.	900,710	8,638
	Rouse Properties Inc.	469,213	8,563
	Universal Health Realty Income Trust	149,623	8,555
	City Holding Co.	181,131	8,236
*	Walker & Dunlop Inc.	347,409	7,914
	Oritani Financial Corp.	476,119	7,613
	FBL Financial Group Inc. Class A	124,405	7,548
*	Greenlight Capital Re Ltd. Class A	368,130	7,421
	United Community Banks Inc.	396,264	7,248
^	Seritage Growth Properties Class A	145,374	7,245
*	Piper Jaffray Cos.	190,277	7,173
^	Virtus Investment Partners Inc.	97,868	6,966
*	Santander Consumer USA Holdings Inc.	669,973	6,921
	Getty Realty Corp.	313,725	6,729
	First Potomac Realty Trust	725,016	6,670
*	PRA Group Inc.	274,882	6,636
	Investment Technology Group Inc.	393,742	6,583
*	First BanCorp	1,625,324	6,453

45

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Dime Community Bancshares Inc.	377,787	6,426
*	Flagstar Bancorp Inc.	250,297	6,110
*	Ambac Financial Group Inc.	369,809	6,087
	BancFirst Corp.	97,177	5,862
	Ladder Capital Corp.	472,132	5,760
	Anworth Mortgage Asset Corp.	1,205,908	5,668
	Virtu Financial Inc. Class A	310,810	5,595
	Ashford Hospitality Trust Inc.	1,017,285	5,463
	National Western Life Group Inc. Class A	27,961	5,460
	AG Mortgage Investment Trust Inc.	354,371	5,117
	Resource Capital Corp.	375,884	4,834
	OFG Bancorp	546,635	4,537
	Ashford Hospitality Prime Inc.	316,052	4,469
	State Auto Financial Corp.	180,847	3,962
	Northfield Bancorp Inc.	253,903	3,765
	OneBeacon Insurance Group Ltd. Class A	264,898	3,656
	National Bank Holdings Corp. Class A	169,662	3,454
	Fidelity & Guaranty Life	147,120	3,410
*	World Acceptance Corp.	72,392	3,301
	Newcastle Investment Corp.	704,646	3,234
	Urstadt Biddle Properties Inc. Class A	113,537	2,813
	Altisource Residential Corp.	303,460	2,789
*	Forestar Group Inc.	199,028	2,366
*	EZCORP Inc. Class A	305,959	2,313
*	MoneyGram International Inc.	328,591	2,251
	GAMCO Investors Inc. Class A	52,695	1,727
	Houlihan Lokey Inc.	75,106	1,680
	RMR Group Inc. Class A	37,201	1,152
	Urstadt Biddle Properties Inc.	42,332	926
	Associated Capital Group Inc. Class A	27,304	783
^,*	Walter Investment Management Corp.	165,327	456
			5,922,664
Health Care (5.5%)
	Teleflex Inc.	544,402	96,528
*	WellCare Health Plans Inc.	552,530	59,275
*	Charles River Laboratories International Inc.	589,157	48,570
*	Alere Inc.	1,080,620	45,040
	HealthSouth Corp.	1,067,230	41,430
	Hill-Rom Holdings Inc.	734,410	37,051
	STERIS plc	536,074	36,855
*	Bio-Rad Laboratories Inc. Class A	257,144	36,777
*	Prestige Brands Holdings Inc.	658,491	36,480
*	Brookdale Senior Living Inc.	2,319,553	35,814
*	LifePoint Health Inc.	541,820	35,419
*	TESARO Inc.	372,248	31,287
*	Integra LifeSciences Holdings Corp.	371,746	29,658
	Owens & Minor Inc.	783,955	29,304
*	VWR Corp.	984,827	28,462
*	Tenet Healthcare Corp.	991,836	27,414
*	Molina Healthcare Inc.	529,827	26,438
^,*	Kite Pharma Inc.	490,797	24,540
*	Ultragenyx Pharmaceutical Inc.	438,579	21,451
*	Magellan Health Inc.	309,307	20,343
*	Endo International plc	1,249,953	19,487
*	Ophthotech Corp.	375,610	19,167
^,*	Juno Therapeutics Inc.	494,426	19,006
*	Halyard Health Inc.	583,075	18,962
*	Surgical Care Affiliates Inc.	350,159	16,692
*	Community Health Systems Inc.	1,350,214	16,270
*	Intra-Cellular Therapies Inc. Class A	404,471	15,702
	CONMED Corp.	311,523	14,869
*	Select Medical Holdings Corp.	1,309,901	14,239
*	Portola Pharmaceuticals Inc.	598,598	14,127
	Kindred Healthcare Inc.	1,008,882	11,390

46

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Sage Therapeutics Inc.	321,188	9,677
*	Haemonetics Corp.	317,217	9,196
*	Synergy Pharmaceuticals Inc.	2,130,182	8,095
^,*	Cempra Inc.	480,944	7,931
*	LHC Group Inc.	181,348	7,849
	National HealthCare Corp.	114,259	7,397
^,*	Spark Therapeutics Inc.	131,175	6,707
	PDL BioPharma Inc.	2,075,493	6,517
	Ensign Group Inc.	297,126	6,243
^,*	Clovis Oncology Inc.	411,797	5,650
^,*	Celldex Therapeutics Inc.	1,231,549	5,406
*	Merit Medical Systems Inc.	262,108	5,198
*	Glaukos Corp.	163,484	4,767
	Universal American Corp.	612,595	4,643
	Invacare Corp.	373,164	4,526
*	Healthways Inc.	388,569	4,488
*	Amicus Therapeutics Inc.	784,395	4,283
^,*	Teladoc Inc.	262,995	4,213
^,*	Global Blood Therapeutics Inc.	250,844	4,162
*	Quorum Health Corp.	346,077	3,706
^,*	PTC Therapeutics Inc.	401,951	2,822
*	Aimmune Therapeutics Inc.	235,843	2,552
^,*	NantKwest Inc.	302,311	1,880
^,*	Aduro Biotech Inc.	159,324	1,802
*	Esperion Therapeutics Inc.	48,675	481
*	Wright Medical Group Inc. CVR	71,097	89
			1,058,327
Industrials (20.0%)
	Huntington Ingalls Industries Inc.	587,101	98,651
	Broadridge Financial Solutions Inc.	1,475,961	96,233
	Valspar Corp.	890,734	96,226
	Carlisle Cos. Inc.	801,538	84,707
	Allegion plc	1,195,364	82,994
	IDEX Corp.	947,751	77,810
	PerkinElmer Inc.	1,361,494	71,370
*	Spirit AeroSystems Holdings Inc. Class A	1,653,021	71,080
	Sonoco Products Co.	1,257,999	62,472
	AptarGroup Inc.	788,586	62,401
	Orbital ATK Inc.	730,958	62,234
	Bemis Co. Inc.	1,182,226	60,873
*	AECOM	1,914,161	60,813
*	Berry Plastics Group Inc.	1,509,448	58,642
	MDU Resources Group Inc.	2,438,432	58,522
	Donaldson Co. Inc.	1,659,823	57,032
	Graphic Packaging Holding Co.	4,020,642	50,419
	Booz Allen Hamilton Holding Corp. Class A	1,571,044	46,566
	Lincoln Electric Holdings Inc.	773,302	45,687
	Chicago Bridge & Iron Co. NV	1,313,978	45,503
	RR Donnelley & Sons Co.	2,614,892	44,244
	Oshkosh Corp.	916,322	43,718
*	CoreLogic Inc.	1,108,124	42,641
	MSC Industrial Direct Co. Inc. Class A	600,483	42,370
	Curtiss-Wright Corp.	500,035	42,128
	World Fuel Services Corp.	883,369	41,951
	BWX Technologies Inc.	1,166,064	41,710
*	Quanta Services Inc.	1,799,099	41,595
	Ryder System Inc.	670,205	40,976
	Deluxe Corp.	610,501	40,519
*	Kirby Corp.	639,092	39,873
	Packaging Corp. of America	587,258	39,305
*	Teledyne Technologies Inc.	387,393	38,371
	Jabil Circuit Inc.	2,028,279	37,462
	EMCOR Group Inc.	757,640	37,321
*	Owens-Illinois Inc.	2,020,833	36,395

47

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Valmont Industries Inc.	269,016	36,390
	ITT Inc.	1,129,454	36,120
	Crane Co.	618,242	35,067
	Trinity Industries Inc.	1,882,287	34,954
	EnerSys	542,166	32,243
	Belden Inc.	524,995	31,694
*	Keysight Technologies Inc.	1,069,255	31,105
	Regal Beloit Corp.	558,342	30,737
*	Generac Holdings Inc.	830,722	29,042
*	Colfax Corp.	1,071,752	28,359
*	Coherent Inc.	303,343	27,841
	Timken Co.	890,189	27,293
*	WESCO International Inc.	526,864	27,128
	Convergys Corp.	1,084,150	27,104
	Terex Corp.	1,295,197	26,305
	Joy Global Inc.	1,222,734	25,849
	Silgan Holdings Inc.	490,536	25,243
*	Sanmina Corp.	919,425	24,650
	ABM Industries Inc.	665,388	24,273
	KBR Inc.	1,778,437	23,547
	Universal Forest Products Inc.	253,546	23,501
*	Esterline Technologies Corp.	366,440	22,734
	Granite Construction Inc.	494,263	22,514
	GATX Corp.	510,800	22,460
*	Rexnord Corp.	1,142,993	22,437
	Tetra Tech Inc.	723,385	22,240
*	Moog Inc. Class A	410,266	22,122
	Kennametal Inc.	995,170	22,003
	Triumph Group Inc.	616,033	21,869
	Barnes Group Inc.	637,070	21,100
*	FTI Consulting Inc.	517,655	21,058
	UniFirst Corp.	181,438	20,996
	Vishay Intertechnology Inc.	1,693,156	20,978
	Applied Industrial Technologies Inc.	462,974	20,899
	MSA Safety Inc.	397,491	20,880
	AGCO Corp.	437,794	20,633
*	KLX Inc.	659,307	20,439
	Watts Water Technologies Inc. Class A	348,001	20,275
*	Anixter International Inc.	350,883	18,695
	CLARCOR Inc.	302,923	18,427
*	MasTec Inc.	822,141	18,350
*	Plexus Corp.	416,622	17,998
	G&K Services Inc. Class A	234,950	17,990
	Brady Corp. Class A	583,381	17,828
	Matson Inc.	540,407	17,450
	Littelfuse Inc.	140,116	16,560
	Otter Tail Corp.	476,198	15,948
*	NeuStar Inc. Class A	678,186	15,944
	Brink's Co.	554,913	15,809
	Actuant Corp. Class A	697,634	15,774
*	Louisiana-Pacific Corp.	896,338	15,551
	Insperity Inc.	200,073	15,452
^,*	Knowles Corp.	1,104,200	15,105
	Kaman Corp.	337,418	14,347
	Essendant Inc.	462,884	14,146
*	Sykes Enterprises Inc.	478,306	13,852
	Aircastle Ltd.	687,668	13,451
	Standex International Corp.	159,665	13,193
	Korn/Ferry International	636,635	13,178
*	Benchmark Electronics Inc.	614,977	13,007
	Astec Industries Inc.	229,735	12,900
*	SPX FLOW Inc.	493,849	12,875
	Greif Inc. Class A	345,031	12,859
*	Atlas Air Worldwide Holdings Inc.	309,055	12,801

48

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	EVERTEC Inc.	806,818	12,538
	Werner Enterprises Inc.	539,126	12,384
	ESCO Technologies Inc.	304,993	12,181
	Cubic Corp.	302,675	12,155
*	Greatbatch Inc.	384,073	11,879
	CIRCOR International Inc.	204,774	11,670
	ManTech International Corp.Class A	306,479	11,591
*	Tutor Perini Corp.	489,591	11,530
*	Boise Cascade Co.	478,356	10,978
*	Wabash National Corp.	808,537	10,268
*	Armstrong World Industries Inc.	259,499	10,159
*	Rofin-Sinar Technologies Inc.	318,031	10,158
*	TrueBlue Inc.	530,867	10,044
	Greenbrier Cos. Inc.	332,884	9,697
*	TriMas Corp.	538,409	9,691
*	Navigant Consulting Inc.	596,132	9,628
	AAR Corp.	411,430	9,603
	Mobile Mini Inc.	277,001	9,595
*	Babcock & Wilcox Enterprises Inc.	631,934	9,283
	Encore Wire Corp.	245,211	9,141
*	Wesco Aircraft Holdings Inc.	676,995	9,085
^	Outerwall Inc.	214,750	9,019
	MTS Systems Corp.	204,596	8,969
*	PHH Corp.	667,415	8,890
*	DigitalGlobe Inc.	392,587	8,397
	Manitowoc Co. Inc.	1,537,887	8,381
	Altra Industrial Motion Corp.	307,493	8,296
	Quad/Graphics Inc.	355,458	8,279
*	Air Transport Services Group Inc.	636,082	8,244
*	Meritor Inc.	1,140,756	8,213
	McGrath RentCorp	268,168	8,203
*	Huron Consulting Group Inc.	135,629	8,195
*	Aegion Corp. Class A	415,484	8,106
*	Swift Transportation Co.	498,347	7,680
	Comfort Systems USA Inc.	235,088	7,657
	H&E Equipment Services Inc.	398,035	7,575
	General Cable Corp.	585,399	7,440
	Albany International Corp.	181,168	7,234
*	Nortek Inc.	121,809	7,224
^,*	Navistar International Corp.	615,203	7,192
	AVX Corp.	527,352	7,161
	Kelly Services Inc. Class A	370,237	7,023
*	SPX Corp.	468,489	6,957
	Harsco Corp.	999,759	6,638
*	TTM Technologies Inc.	880,084	6,627
	Overseas Shipholding Group Inc. Class A	584,836	6,427
	Resources Connection Inc.	433,753	6,411
	Materion Corp.	250,297	6,197
	EnPro Industries Inc.	135,811	6,029
	TeleTech Holdings Inc.	211,266	5,732
	TAL International Group Inc.	419,968	5,632
	Schnitzer Steel Industries Inc.	313,231	5,513
	Kforce Inc.	312,557	5,279
	Hyster-Yale Materials Handling Inc.	86,289	5,133
	Landauer Inc.	119,184	4,906
	ArcBest Corp.	285,902	4,646
	TimkenSteel Corp.	409,530	3,940
^	American Railcar Industries Inc.	96,665	3,815
*	DHI Group Inc.	608,061	3,788
	Griffon Corp.	215,636	3,636
	Park Electrochemical Corp.	239,248	3,476
^	Textainer Group Holdings Ltd.	284,189	3,166
*	Milacron Holdings Corp.	208,994	3,033
*	RPX Corp.	301,193	2,762

49

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Armstrong Flooring Inc.	145,677	2,469
	Greif Inc. Class B	30,731	1,683
*	Monster Worldwide Inc.	521,003	1,245
*	Nuvectra Corp.	60,109	445
*	Cotiviti Holdings Inc.	7,650	162
	Acacia Research Corp.	25,208	111
			3,880,880
Oil & Gas (5.6%)
*	Newfield Exploration Co.	2,478,149	109,485
	Targa Resources Corp.	1,904,446	80,253
	QEP Resources Inc.	2,955,241	52,101
^	Transocean Ltd.	4,330,152	51,485
*	First Solar Inc.	957,666	46,428
*	WPX Energy Inc.	4,070,534	37,897
*	Southwestern Energy Co.	2,987,593	37,584
	Oceaneering International Inc.	1,224,126	36,552
	Ensco plc Class A	3,760,611	36,516
	Superior Energy Services Inc.	1,889,849	34,792
	Nabors Industries Ltd.	3,342,899	33,596
*	Chesapeake Energy Corp.	7,690,579	32,916
	Murphy Oil Corp.	1,021,013	32,417
	Energen Corp.	605,955	29,213
*	Whiting Petroleum Corp.	3,141,316	29,089
	PBF Energy Inc. Class A	1,221,221	29,041
	Rowan Cos. plc Class A	1,566,469	27,664
	Noble Corp. plc	3,036,597	25,022
*	NOW Inc.	1,274,416	23,118
*	Oil States International Inc.	641,564	21,095
	SemGroup Corp. Class A	644,458	20,984
*	Oasis Petroleum Inc.	2,141,303	20,000
^	Diamond Offshore Drilling Inc.	771,077	18,760
	Western Refining Inc.	855,479	17,648
*	MRC Global Inc.	1,171,099	16,641
^	Denbury Resources Inc.	4,380,125	15,725
*	McDermott International Inc.	2,997,672	14,808
*	Dril-Quip Inc.	236,785	13,835
*	Forum Energy Technologies Inc.	742,708	12,856
	SM Energy Co.	424,468	11,461
	Atwood Oceanics Inc.	767,725	9,612
*	Unit Corp.	609,228	9,480
*	Chart Industries Inc.	381,512	9,206
*	Laredo Petroleum Inc.	838,512	8,788
	Delek US Holdings Inc.	655,187	8,655
*	Helix Energy Solutions Group Inc.	1,202,882	8,131
	Archrock Inc.	834,069	7,857
*	TETRA Technologies Inc.	1,073,293	6,837
*	SEACOR Holdings Inc.	97,224	5,634
^,*	SunPower Corp. Class A	345,862	5,357
*	Exterran Corp.	396,097	5,090
	Bristow Group Inc.	395,250	4,510
	Green Plains Inc.	219,688	4,332
	Tesco Corp.	552,042	3,693
	CVR Energy Inc.	216,318	3,353
*	Hornbeck Offshore Services Inc.	378,234	3,154
^	CARBO Ceramics Inc.	233,001	3,052
*	Newpark Resources Inc.	492,708	2,853
	Alon USA Energy Inc.	398,559	2,583
^,*	EP Energy Corp. Class A	463,755	2,402
*	Parker Drilling Co.	725,981	1,662
*	EXCO Resources Inc.	1,032,267	1,342
^	Tidewater Inc.	289,623	1,277
^,*	Northern Oil and Gas Inc.	134,591	622

50

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Jones Energy Inc. Class A	1,805	7
			1,088,471
Other (0.0%)[2]
*	Leap Wireless International Inc. CVR	474,686	1,196
*	Clinical Data Contingent Value Rights	62,138	—
			1,196
Technology (7.6%)
	CDW Corp.	1,964,431	78,734
	Ingram Micro Inc.	1,853,598	64,468
*	CommScope Holding Co. Inc.	1,796,782	55,754
	Brocade Communications Systems Inc.	5,850,034	53,703
	Teradyne Inc.	2,536,865	49,951
*	ARRIS International plc	2,371,315	49,703
	DST Systems Inc.	414,431	48,252
*	Microsemi Corp.	1,412,456	46,159
*	ON Semiconductor Corp.	5,179,569	45,684
	Leidos Holdings Inc.	900,001	43,083
*	NCR Corp.	1,547,286	42,968
	Computer Sciences Corp.	862,145	42,806
	Pitney Bowes Inc.	2,353,949	41,900
*	Advanced Micro Devices Inc.	7,922,650	40,722
*	Teradata Corp.	1,623,530	40,702
	Cypress Semiconductor Corp.	3,666,164	38,678
	SYNNEX Corp.	371,673	35,242
*	Tech Data Corp.	438,444	31,502
*	Cirrus Logic Inc.	776,859	30,134
	MKS Instruments Inc.	666,370	28,694
*	Fairchild Semiconductor International Inc. Class A	1,431,238	28,410
	Mentor Graphics Corp.	1,334,997	28,382
	Lexmark International Inc. Class A	742,764	28,039
	Science Applications International Corp.	479,816	27,997
*	CACI International Inc. Class A	303,643	27,452
*	Verint Systems Inc.	776,594	25,729
*	VeriFone Systems Inc.	1,307,259	24,237
	CSRA Inc.	1,013,282	23,741
*	EchoStar Corp. Class A	575,389	22,843
	Intersil Corp. Class A	1,683,700	22,797
*	Semtech Corp.	814,954	19,445
*	Viavi Solutions Inc.	2,904,389	19,256
*	Polycom Inc.	1,691,734	19,032
*	NETGEAR Inc.	386,519	18,375
	Diebold Inc.	732,509	18,188
*	Progress Software Corp.	590,108	16,204
	CSG Systems International Inc.	384,903	15,516
*	Rovi Corp.	986,861	15,435
*	QLogic Corp.	1,033,155	15,229
^	Ebix Inc.	265,569	12,721
	West Corp.	617,486	12,140
	Cabot Microelectronics Corp.	284,786	12,058
*	Insight Enterprises Inc.	457,791	11,903
*	ScanSource Inc.	319,814	11,868
	Brooks Automation Inc.	812,960	9,121
	Quality Systems Inc.	651,150	7,755
*	FormFactor Inc.	828,503	7,448
^,*	Match Group Inc.	486,140	7,329
*	Amkor Technology Inc.	1,038,035	5,969
*	Mercury Systems Inc.	236,046	5,868
*	Web.com Group Inc.	302,543	5,500
	Epiq Systems Inc.	355,174	5,186
*	Blucora Inc.	466,365	4,832
*	Unisys Corp.	622,963	4,535
*	Ixia	454,256	4,461
	Comtech Telecommunications Corp.	273,702	3,514
*	Tangoe Inc.	416,011	3,212

51

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Systemax Inc.	163,298	1,393
*	SecureWorks Corp. Class A	49,519	698
*	Harmonic Inc.	238,429	680
*	Acacia Communications Inc.	2,550	102
*	Advanced Energy Industries Inc.	63	2
	ADTRAN Inc.	87	2
			1,463,443
Telecommunications (0.5%)
	Telephone & Data Systems Inc.	1,143,914	33,928
	Consolidated Communications Holdings Inc.	599,592	16,333
*	Vonage Holdings Corp.	2,396,140	14,616
^	Windstream Holdings Inc.	1,201,147	11,135
^,*	Iridium Communications Inc.	1,017,454	9,035
	EarthLink Holdings Corp.	1,308,085	8,372
*	United States Cellular Corp.	160,522	6,304
^,*	Intelsat SA	194,731	502
			100,225
Utilities (8.4%)
	Atmos Energy Corp.	1,276,382	103,795
	Westar Energy Inc. Class A	1,768,939	99,220
	AGL Resources Inc.	1,495,603	98,665
	UGI Corp.	2,155,917	97,555
	TECO Energy Inc.	2,919,728	80,701
	Aqua America Inc.	2,213,434	78,931
	Piedmont Natural Gas Co. Inc.	1,012,181	60,852
	NRG Energy Inc.	3,931,664	58,936
	Great Plains Energy Inc.	1,931,673	58,723
	National Fuel Gas Co.	1,006,680	57,260
	Questar Corp.	2,189,831	55,556
	Vectren Corp.	1,033,862	54,454
	IDACORP Inc.	629,564	51,215
	Portland General Electric Co.	1,110,130	48,979
	WGL Holdings Inc.	628,318	44,479
	Southwest Gas Corp.	562,842	44,301
	Hawaiian Electric Industries Inc.	1,346,816	44,162
	ONE Gas Inc.	651,005	43,350
	New Jersey Resources Corp.	1,074,003	41,403
	Black Hills Corp.	643,859	40,589
	ALLETE Inc.	614,794	39,734
	Spire Inc.	537,790	38,097
	NorthWestern Corp.	602,934	38,027
	Avista Corp.	789,036	35,349
	PNM Resources Inc.	994,222	35,235
	South Jersey Industries Inc.	992,033	31,368
	MGE Energy Inc.	432,754	24,457
	El Paso Electric Co.	505,432	23,892
	Northwest Natural Gas Co.	343,409	22,260
	California Water Service Group	599,025	20,924
	American States Water Co.	456,606	20,008
	Empire District Electric Co.	546,682	18,571
*	Talen Energy Corp.	1,041,812	14,117

			1,625,165
Total Common Stocks (Cost $16,876,100)			19,494,887

52

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2016

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (1.0%)[1]
Money Market Fund (1.0%)
3,4	Vanguard Market Liquidity Fund	0.538%		189,069,551	189,070

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5,6	Federal Home Loan Bank Discount Notes	0.466%	8/12/16	3,000	2,999
7	Federal Home Loan Bank Discount Notes	0.390%	9/21/16	2,000	1,998
					4,997
Total Temporary Cash Investments (Cost $194,066)					194,067
Total Investments (101.7%) (Cost $17,070,166)					19,688,954
Other Assets and Liabilities—Net (-1.7%),4					(323,824)
Net Assets (100%)					19,365,130

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $123,697,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.9% and
0.8%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $127,982,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $1,699,000 have been segregated as initial margin for open futures contracts.
7 Securities with a value of $1,853,000 have been segregated as collateral for open over-the-counter swap contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

53

© 2016 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

SNA482 082016

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)

Common Stocks (99.7%)[1]
Consumer Discretionary (15.3%)
*	Charter Communications Inc. Class A	2,452,236	560,679
*,^	Tesla Motors Inc.	1,273,409	270,319
*	Liberty Global plc	8,589,990	246,103
	Las Vegas Sands Corp.	4,145,733	180,298
*	DISH Network Corp. Class A	2,552,004	133,725
	Hilton Worldwide Holdings Inc.	5,908,464	133,118
*	MGM Resorts International	5,348,204	121,030
	Autoliv Inc.	998,672	107,307
*	lululemon athletica Inc.	1,239,749	91,568
*,^	Sirius XM Holdings Inc.	23,102,176	91,254
	Aramark	2,592,260	86,633
	Lear Corp.	844,236	85,909
	Domino's Pizza Inc.	563,366	74,015
*	NVR Inc.	41,440	73,777
*	Norwegian Cruise Line Holdings Ltd.	1,780,433	70,932
*	ServiceMaster Global Holdings Inc.	1,527,488	60,794
	Carter's Inc.	564,632	60,116
*	Liberty Global plc Class A	2,057,608	59,794
	Service Corp. International	2,210,036	59,759
	Six Flags Entertainment Corp.	991,088	57,434
	Vail Resorts Inc.	415,196	57,393
	Polaris Industries Inc.	682,288	55,784
*	Panera Bread Co. Class A	258,091	54,700
*	Burlington Stores Inc.	808,559	53,939
	Gentex Corp.	3,228,846	49,886
*	Sally Beauty Holdings Inc.	1,653,072	48,617
	Williams-Sonoma Inc.	932,211	48,596
*	Toll Brothers Inc.	1,739,048	46,798
^	Cracker Barrel Old Country Store Inc.	271,725	46,593
	Brunswick Corp.	1,025,526	46,477
	Dick's Sporting Goods Inc.	1,016,670	45,811
*	Skechers U.S.A. Inc. Class A	1,526,620	45,371
*	Liberty Broadband Corp.	751,971	45,118
	Dunkin' Brands Group Inc.	1,031,038	44,974
	Pool Corp.	468,381	44,042
	Cinemark Holdings Inc.	1,206,798	44,000
*	AMC Networks Inc. Class A	695,359	42,014
*	Live Nation Entertainment Inc.	1,660,323	39,018
*	Tempur Sealy International Inc.	704,583	38,978
*	Madison Square Garden Co. Class A	224,558	38,739
	CST Brands Inc.	859,176	37,013
	Tribune Media Co. Class A	909,177	35,622
*	Liberty Global PLC LiLAC	1,062,468	34,520
*	Vista Outdoor Inc.	694,571	33,152
*	DreamWorks Animation SKG Inc. Class A	809,618	33,089
	Thor Industries Inc.	510,467	33,048
	Texas Roadhouse Inc. Class A	712,671	32,498
	Tupperware Brands Corp.	573,184	32,259
*	Bright Horizons Family Solutions Inc.	486,324	32,248
*	Helen of Troy Ltd.	309,233	31,802
	Jack in the Box Inc.	368,698	31,679
	CalAtlantic Group Inc.	859,506	31,552
	GameStop Corp. Class A	1,179,431	31,349
*	Murphy USA Inc.	422,521	31,334
*,^	JC Penney Co. Inc.	3,459,809	30,723
*	Tenneco Inc.	656,430	30,596
*	Michaels Cos. Inc.	1,066,290	30,325
	American Eagle Outfitters Inc.	1,873,825	29,850
*	Kate Spade & Co.	1,433,949	29,554
*	Buffalo Wild Wings Inc.	212,250	29,492
	Brinker International Inc.	645,512	29,390

1

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	John Wiley & Sons Inc. Class A	562,118	29,331
*	Five Below Inc.	622,153	28,874
*	Cabela's Inc.	545,502	27,308
*	Starz	879,133	26,304
	Cable One Inc.	50,604	25,879
	Visteon Corp.	378,787	24,928
	Core-Mark Holding Co. Inc.	531,056	24,885
	Big Lots Inc.	488,698	24,489
	Cheesecake Factory Inc.	505,598	24,339
	Graham Holdings Co. Class B	49,457	24,211
	Wendy's Co.	2,487,619	23,931
	Drew Industries Inc.	277,665	23,557
	Monro Muffler Brake Inc.	368,505	23,422
	Wolverine World Wide Inc.	1,143,139	23,229
	Sinclair Broadcast Group Inc. Class A	773,729	23,104
	Bloomin' Brands Inc.	1,285,267	22,968
	Meredith Corp.	430,811	22,363
	Lions Gate Entertainment Corp.	1,096,939	22,191
	Papa John's International Inc.	321,454	21,859
*	Steven Madden Ltd.	637,847	21,802
*	Grand Canyon Education Inc.	537,269	21,448
*	Deckers Outdoor Corp.	365,068	20,999
*	G-III Apparel Group Ltd.	453,851	20,750
	Interval Leisure Group Inc.	1,248,149	19,846
*	Dorman Products Inc.	346,458	19,817
	Marriott Vacations Worldwide Corp.	285,073	19,525
*	TRI Pointe Group Inc.	1,649,721	19,500
	Choice Hotels International Inc.	405,125	19,292
*	Media General Inc.	1,100,187	18,912
	GNC Holdings Inc. Class A	774,403	18,810
	Columbia Sportswear Co.	326,383	18,780
	Lithia Motors Inc. Class A	262,739	18,673
*	Office Depot Inc.	5,625,514	18,620
	Gannett Co. Inc.	1,340,807	18,517
*,^	Diamond Resorts International Inc.	617,804	18,509
	Time Inc.	1,119,795	18,432
*	Shutterfly Inc.	394,800	18,402
*	Houghton Mifflin Harcourt Co.	1,172,845	18,332
	Dana Holding Corp.	1,704,804	18,003
	Cooper Tire & Rubber Co.	596,861	17,798
	HSN Inc.	359,454	17,588
	New York Times Co. Class A	1,444,471	17,478
	Churchill Downs Inc.	138,071	17,447
^	Regal Entertainment Group Class A	783,569	17,270
	Children's Place Inc.	214,494	17,198
	DSW Inc. Class A	811,920	17,196
*	Smith & Wesson Holding Corp.	621,732	16,899
*	Tumi Holdings Inc.	630,924	16,871
*	Liberty TripAdvisor Holdings Inc. Class A	764,643	16,730
*	Boyd Gaming Corp.	901,757	16,592
	Nexstar Broadcasting Group Inc. Class A	347,861	16,551
	Chico's FAS Inc.	1,526,689	16,351
*	Liberty Broadband Corp. Class A	274,825	16,325
	Aaron's Inc.	744,276	16,292
	Sotheby's	589,081	16,141
	DineEquity Inc.	190,347	16,138
	La-Z-Boy Inc.	577,953	16,079
*	TopBuild Corp.	435,810	15,776
*	Cooper-Standard Holding Inc.	199,055	15,723
*	Meritage Homes Corp.	417,928	15,689
*	LifeLock Inc.	989,277	15,640
*	Genesco Inc.	237,977	15,304
*	Groupon Inc. Class A	4,703,445	15,286
	Dillard's Inc. Class A	249,822	15,139

2

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Sonic Corp.	555,992	15,040
*	Krispy Kreme Doughnuts Inc.	708,847	14,857
	Penske Automotive Group Inc.	457,364	14,389
*	Popeyes Louisiana Kitchen Inc.	260,535	14,236
*	Gentherm Inc.	415,616	14,235
^	KB Home	934,804	14,218
	Sturm Ruger & Co. Inc.	216,886	13,883
*	Hyatt Hotels Corp. Class A	280,100	13,764
*	Ascena Retail Group Inc.	1,939,677	13,558
*	Dave & Buster's Entertainment Inc.	286,966	13,427
*	Fossil Group Inc.	467,139	13,327
	Abercrombie & Fitch Co.	747,185	13,307
*	Asbury Automotive Group Inc.	252,113	13,296
*	American Axle & Manufacturing Holdings Inc.	866,586	12,548
	Scholastic Corp.	312,828	12,391
*	Universal Electronics Inc.	169,825	12,275
	Caleres Inc.	497,943	12,055
*	Restoration Hardware Holdings Inc.	420,322	12,055
	Group 1 Automotive Inc.	239,667	11,830
	Extended Stay America Inc.	790,279	11,815
*	Select Comfort Corp.	551,956	11,801
*	Express Inc.	807,347	11,715
*	Penn National Gaming Inc.	834,389	11,640
	DeVry Education Group Inc.	644,546	11,499
	Cato Corp. Class A	302,375	11,406
*,^	Wayfair Inc.	291,150	11,355
	National CineMedia Inc.	732,525	11,339
	Callaway Golf Co.	1,089,612	11,125
*	iRobot Corp.	313,950	11,013
	Guess? Inc.	727,326	10,946
	SeaWorld Entertainment Inc.	762,903	10,932
*	MSG Networks Inc.	707,670	10,856
*	La Quinta Holdings Inc.	947,557	10,802
	MDC Holdings Inc.	439,199	10,690
*	Apollo Education Group Inc.	1,169,957	10,670
	International Speedway Corp. Class A	309,578	10,355
	Finish Line Inc. Class A	507,771	10,252
*	BJ's Restaurants Inc.	231,367	10,141
*	Belmond Ltd. Class A	1,016,061	10,059
	Ethan Allen Interiors Inc.	299,090	9,882
*	EW Scripps Co. Class A	616,436	9,764
	ClubCorp Holdings Inc.	745,821	9,696
*,^	GoPro Inc. Class A	887,213	9,591
*	Crocs Inc.	842,963	9,509
	Oxford Industries Inc.	165,337	9,361
	Standard Motor Products Inc.	234,415	9,325
*	Hibbett Sports Inc.	262,376	9,128
*	Denny's Corp.	832,369	8,931
	Bob Evans Farms Inc.	234,579	8,902
*	Cavco Industries Inc.	94,879	8,890
	Nutrisystem Inc.	338,342	8,580
*	Vitamin Shoppe Inc.	280,348	8,570
	New Media Investment Group Inc.	471,202	8,515
^	Buckle Inc.	325,290	8,454
*	Carmike Cinemas Inc.	279,153	8,408
*	Gray Television Inc.	769,007	8,344
*,^	Mattress Firm Holding Corp.	247,967	8,319
*	Liberty Global PLC LiLAC Class A	256,725	8,282
*,^	Sears Holdings Corp.	591,298	8,048
*,^	Zoe's Kitchen Inc.	221,267	8,025
^	Outerwall Inc.	189,058	7,940
	Barnes & Noble Inc.	697,303	7,914
*	Pinnacle Entertainment Inc.	690,374	7,649
*	Ollie's Bargain Outlet Holdings Inc.	305,435	7,602

3

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Superior Industries International Inc.	281,556	7,540
	Rent-A-Center Inc.	612,918	7,527
	Winnebago Industries Inc.	324,948	7,448
*	Red Robin Gourmet Burgers Inc.	155,178	7,360
	Fred's Inc. Class A	443,028	7,137
^	World Wrestling Entertainment Inc. Class A	386,328	7,112
	Tailored Brands Inc.	553,041	7,002
*	Installed Building Products Inc.	189,678	6,883
*	Red Rock Resorts Inc. Class A	312,878	6,877
	Capella Education Co.	130,356	6,862
*	Fiesta Restaurant Group Inc.	310,743	6,777
	Ruth's Hospitality Group Inc.	415,202	6,622
*	Tile Shop Holdings Inc.	331,336	6,587
	AMC Entertainment Holdings Inc.	237,630	6,561
*	Strayer Education Inc.	133,365	6,552
*	Chuy's Holdings Inc.	188,578	6,527
*	Nautilus Inc.	331,671	5,917
*	Regis Corp.	461,719	5,748
*	Motorcar Parts of America Inc.	208,319	5,662
*	Loral Space & Communications Inc.	160,330	5,655
*	Biglari Holdings Inc.	13,854	5,588
	Sonic Automotive Inc. Class A	322,666	5,521
*	FTD Cos. Inc.	219,998	5,491
*	Taylor Morrison Home Corp. Class A	362,951	5,386
*	American Public Education Inc.	191,236	5,374
*	M/I Homes Inc.	284,866	5,364
*	Scientific Games Corp. Class A	576,781	5,301
*	Francesca's Holdings Corp.	476,797	5,269
	Marcus Corp.	248,948	5,253
*,^	LGI Homes Inc.	163,593	5,225
	Pier 1 Imports Inc.	1,000,221	5,141
*	Isle of Capri Casinos Inc.	271,934	4,982
	PetMed Express Inc.	264,731	4,966
	Tower International Inc.	241,200	4,964
*	MarineMax Inc.	285,053	4,837
*	Carrols Restaurant Group Inc.	397,317	4,728
*,^	Lumber Liquidators Holdings Inc.	306,114	4,720
*	Career Education Corp.	793,278	4,720
*	K12 Inc.	370,064	4,622
*	Barnes & Noble Education Inc.	454,907	4,617
*	Modine Manufacturing Co.	523,212	4,604
*	Stoneridge Inc.	306,091	4,573
	Entravision Communications Corp. Class A	664,781	4,467
	Movado Group Inc.	202,699	4,395
	Haverty Furniture Cos. Inc.	240,458	4,335
	Shoe Carnival Inc.	170,821	4,281
*	Unifi Inc.	154,972	4,220
	Libbey Inc.	259,634	4,126
	NACCO Industries Inc. Class A	71,589	4,009
*	Fox Factory Holding Corp.	228,872	3,976
	Carriage Services Inc. Class A	167,213	3,960
*	Eldorado Resorts Inc.	260,256	3,955
*	Wingstop Inc.	143,735	3,917
	Blue Nile Inc.	142,191	3,893
*	WCI Communities Inc.	224,106	3,787
*	Global Eagle Entertainment Inc.	569,103	3,779
*	Del Frisco's Restaurant Group Inc.	263,229	3,769
	Speedway Motorsports Inc.	210,967	3,745
*,^	Caesars Entertainment Corp.	483,590	3,719
*	Iconix Brand Group Inc.	548,951	3,711
*	Party City Holdco Inc.	261,872	3,643
*,^	Weight Watchers International Inc.	310,548	3,612
	Entercom Communications Corp. Class A	263,382	3,574
*	Tuesday Morning Corp.	506,239	3,554

4

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Zumiez Inc.	247,358	3,540
*	Vera Bradley Inc.	246,968	3,500
*	Planet Fitness Inc. Class A	177,106	3,344
*	tronc Inc.	241,899	3,338
*	Overstock.com Inc.	207,067	3,336
*,^	William Lyon Homes Class A	202,815	3,269
*	Potbelly Corp.	258,932	3,247
	Clear Channel Outdoor Holdings Inc. Class A	517,644	3,220
*	Federal-Mogul Holdings Corp.	385,491	3,203
*,^	Lands' End Inc.	191,837	3,150
*	1-800-Flowers.com Inc. Class A	335,206	3,024
*,^	El Pollo Loco Holdings Inc.	232,049	3,017
	Culp Inc.	106,048	2,930
*	Del Taco Restaurants Inc.	320,544	2,917
	Spartan Motors Inc.	456,137	2,855
	Bassett Furniture Industries Inc.	118,177	2,829
*,^	Chegg Inc.	561,461	2,807
	Citi Trends Inc.	179,488	2,787
	Stein Mart Inc.	355,935	2,748
	Flexsteel Industries Inc.	69,053	2,736
*,^	Sequential Brands Group Inc.	342,811	2,736
*	America's Car-Mart Inc.	96,128	2,715
*	Perry Ellis International Inc.	134,697	2,710
	Hooker Furniture Corp.	125,734	2,702
*	Ruby Tuesday Inc.	748,015	2,700
*	Kirkland's Inc.	180,996	2,657
	Arctic Cat Inc.	155,454	2,643
*	Monarch Casino & Resort Inc.	119,574	2,627
*,^	Intrawest Resorts Holdings Inc.	200,096	2,597
	Marine Products Corp.	301,589	2,551
*,^	Noodles & Co. Class A	246,958	2,415
*	Horizon Global Corp.	211,791	2,404
	Collectors Universe Inc.	118,807	2,346
*	Sportsman's Warehouse Holdings Inc.	290,593	2,342
*	Beazer Homes USA Inc.	300,592	2,330
*,^	Hovnanian Enterprises Inc. Class A	1,378,885	2,317
	CSS Industries Inc.	85,669	2,297
	Saga Communications Inc. Class A	57,728	2,283
*	Daily Journal Corp.	9,598	2,275
*,^	Conn's Inc.	300,023	2,256
*	Malibu Boats Inc. Class A	185,528	2,241
*	Build-A-Bear Workshop Inc.	164,803	2,212
	Big 5 Sporting Goods Corp.	238,005	2,206
*	Lindblad Expeditions Holdings Inc.	227,490	2,191
*	Green Brick Partners Inc.	298,120	2,167
*	Duluth Holdings Inc.	88,083	2,155
*	Ascent Capital Group Inc. Class A	138,849	2,137
*	Habit Restaurants Inc. Class A	127,888	2,095
	Strattec Security Corp.	50,791	2,071
*	Century Communities Inc.	116,894	2,027
*,^	Shake Shack Inc. Class A	55,370	2,017
	Winmark Corp.	20,029	1,996
	Lifetime Brands Inc.	132,096	1,927
*	Destination XL Group Inc.	418,238	1,911
*,^	JAKKS Pacific Inc.	238,748	1,889
*,^	Jamba Inc.	183,228	1,885
*,^	Central European Media Enterprises Ltd. Class A	874,153	1,844
*	Reading International Inc. Class A	146,761	1,833
	Metaldyne Performance Group Inc.	127,276	1,750
*,^	Gaiam Inc. Class A	216,758	1,678
*	Nathan's Famous Inc.	36,716	1,634
*	ZAGG Inc.	310,961	1,633
*	Etsy Inc.	170,033	1,631
*	Bojangles' Inc.	95,555	1,620

5

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Century Casinos Inc.	255,587	1,592
	Weyco Group Inc.	56,633	1,573
	Stage Stores Inc.	313,286	1,529
*	West Marine Inc.	175,838	1,475
*	Bridgepoint Education Inc.	196,120	1,420
*	Bravo Brio Restaurant Group Inc.	172,692	1,414
	A H Belo Corp. Class A	278,764	1,394
	Superior Uniform Group Inc.	71,684	1,368
*	Delta Apparel Inc.	59,450	1,341
*,^	Boot Barn Holdings Inc.	153,653	1,324
*	Skullcandy Inc.	213,765	1,313
	RCI Hospitality Holdings Inc.	120,107	1,224
*	Kona Grill Inc.	114,055	1,223
*	Cherokee Inc.	109,465	1,216
	Escalade Inc.	118,618	1,215
*	Black Diamond Inc.	289,603	1,199
*	Red Lion Hotels Corp.	156,956	1,140
*	Lee Enterprises Inc.	592,730	1,132
*	J Alexander's Holdings Inc.	112,651	1,119
*	Container Store Group Inc.	200,858	1,075
	Ark Restaurants Corp.	47,616	1,063
	Rocky Brands Inc.	91,454	1,044
*	Vince Holding Corp.	187,997	1,030
*	Ballantyne Strong Inc.	193,171	1,010
	McClatchy Co. Class A	68,806	1,006
*	Luby's Inc.	192,966	969
*	Sears Hometown and Outlet Stores Inc.	143,055	964
	Golden Entertainment Inc.	81,598	954
	Destination Maternity Corp.	160,875	946
*	VOXX International Corp. Class A	336,928	940
	Johnson Outdoors Inc. Class A	36,240	931
*	Christopher & Banks Corp.	424,718	930
*	Radio One Inc.	289,364	923
	Harte-Hanks Inc.	569,174	905
*	Morgans Hotel Group Co.	416,292	891
*	New Home Co. Inc.	86,284	823
*	Sizmek Inc.	356,431	816
*,^	Papa Murphy's Holdings Inc.	119,739	794
*	EVINE Live Inc.	477,209	787
*	Tilly's Inc. Class A	134,427	778
*	Trans World Entertainment Corp.	197,775	742
*,^	Vuzix Corp.	96,859	731
*	Cambium Learning Group Inc.	157,305	709
	Liberty Tax Inc.	50,437	672
*	Town Sports International Holdings Inc.	245,271	667
*	Fogo De Chao Inc.	49,681	649
*	ReachLocal Inc.	141,529	644
*	Insignia Systems Inc.	292,858	638
*,^	Hemisphere Media Group Inc. Class A	53,918	636
*	Lakeland Industries Inc.	71,271	618
*,^	Workhorse Group Inc.	89,581	614
*	Skyline Corp.	64,634	608
	Universal Technical Institute Inc.	267,298	604
*	Tandy Leather Factory Inc.	80,953	576
	MCBC Holdings Inc.	50,271	555
*,^	Empire Resorts Inc.	34,789	550
	Beasley Broadcast Group Inc. Class A	130,514	549
*	Shiloh Industries Inc.	74,988	547
*	Cumulus Media Inc. Class A	1,746,050	541
	Dover Motorsports Inc.	247,503	537
*	Famous Dave's of America Inc.	105,884	533
*	Dixie Group Inc.	147,733	526
*	Full House Resorts Inc.	227,501	460
*	New York & Co. Inc.	293,259	437

6

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*,^	ITT Educational Services Inc.	224,474	431
*,^	Rave Restaurant Group Inc.	105,122	420
*	Lincoln Educational Services Corp.	279,769	420
	Salem Media Group Inc. Class A	55,622	402
*	UCP Inc.	45,484	365
*	Townsquare Media Inc. Class A	43,676	345
*,^	hhgregg Inc.	179,105	317
*	Dover Downs Gaming & Entertainment Inc.	250,438	265
*	Stanley Furniture Co. Inc.	106,535	261
*	Spanish Broadcasting System Inc.	73,034	260
*	Gaming Partners International Corp.	27,841	259
*	Emmis Communications Corp. Class A	353,643	257
*,^	Good Times Restaurants Inc.	72,036	251
	Crown Crafts Inc.	26,165	248
*	Summer Infant Inc.	135,595	225
*	UQM Technologies Inc.	353,941	223
*,^	bebe stores inc	425,432	214
*,^	Forward Industries Inc.	168,527	201
*	US Auto Parts Network Inc.	49,700	196
*	Fenix Parts Inc.	49,724	195
*,^	Live Ventures Inc.	128,344	193
^	Bon-Ton Stores Inc.	134,140	189
*	Charles & Colvard Ltd.	184,730	188
*	Cosi Inc.	359,826	180
	Educational Development Corp.	14,410	167
	Peak Resorts Inc.	35,795	163
*	Liberty Braves Group	11,093	163
*	Perfumania Holdings Inc.	66,167	160
*	Gordmans Stores Inc.	112,537	145
*	Emerson Radio Corp.	249,112	143
*,^	Turtle Beach Corp.	140,759	137
*	CafePress Inc.	40,283	125
*	Ignite Restaurant Group Inc.	75,700	118
*,^	Cinedigm Corp. Class A	74,057	90
*,^	Chanticleer Holdings Inc.	198,489	85
*	NTN Buzztime Inc.	9,187	79
*	Sypris Solutions Inc.	88,213	75
*	Nevada Gold & Casinos Inc.	33,200	64
*	Differential Brands Group Inc.	21,226	63
*	JRjr33 Inc.	50,630	46
*,^	Clean Diesel Technologies Inc.	130,761	43
*	SPAR Group Inc.	33,227	35
*	Nova Lifestyle Inc.	80,959	34
*	Comstock Holding Cos. Inc. Class A	17,945	32
	Flanigan's Enterprises Inc.	1,352	28
*	Appliance Recycling Centers of America Inc.	24,098	28
*	Diversified Restaurant Holdings Inc.	10,100	15
	AMCON Distributing Co.	172	15
*	Entertainment Gaming Asia Inc.	5,940	11
	AG&E Holdings Inc.	32,460	9
*	Koss Corp.	3,992	8
	P&F Industries Inc. Class A	574	5
	Unique Fabricating Inc.	196	3
	Canterbury Park Holding Corp.	209	2
*	Here Media Inc.	12,670	—
			6,749,088
Consumer Staples (3.6%)
	Ingredion Inc.	812,058	105,088
	Bunge Ltd.	1,582,487	93,604
*	WhiteWave Foods Co. Class A	1,991,561	93,484
*	Rite Aid Corp.	11,737,493	87,914
*	TreeHouse Foods Inc.	636,268	65,313
*	Post Holdings Inc.	724,762	59,931

7

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Casey's General Stores Inc.	445,051	58,529
*	Hain Celestial Group Inc.	1,168,290	58,122
	Pinnacle Foods Inc.	1,231,470	57,005
*	Edgewell Personal Care Co.	669,763	56,535
*,^	Herbalife Ltd.	733,557	42,935
	Flowers Foods Inc.	2,043,498	38,316
*	Sprouts Farmers Market Inc.	1,602,021	36,686
	Spectrum Brands Holdings Inc.	303,861	36,254
	Energizer Holdings Inc.	703,503	36,223
	B&G Foods Inc.	704,534	33,959
	Snyder's-Lance Inc.	906,514	30,722
	Nu Skin Enterprises Inc. Class A	652,076	30,119
	Lancaster Colony Corp.	223,624	28,537
*	Darling Ingredients Inc.	1,866,189	27,806
*	United Natural Foods Inc.	574,811	26,901
	Vector Group Ltd.	1,014,135	22,737
	PriceSmart Inc.	229,016	21,429
	J&J Snack Foods Corp.	169,971	20,272
^	Coty Inc. Class A	774,990	20,142
	Sanderson Farms Inc.	227,052	19,672
	Fresh Del Monte Produce Inc.	359,090	19,545
*	HRG Group Inc.	1,397,718	19,191
	Dean Foods Co.	1,041,975	18,849
	Avon Products Inc.	4,928,720	18,631
	WD-40 Co.	157,905	18,546
^	Pilgrim's Pride Corp.	726,743	18,517
*	Boston Beer Co. Inc. Class A	108,200	18,506
^	Cal-Maine Foods Inc.	353,471	15,666
	Universal Corp.	258,137	14,905
*	SUPERVALU Inc.	3,037,164	14,335
*,^	Blue Buffalo Pet Products Inc.	574,500	13,409
	SpartanNash Co.	429,525	13,135
	Calavo Growers Inc.	172,005	11,524
*	Performance Food Group Co.	401,297	10,799
	Andersons Inc.	301,990	10,733
*	Central Garden & Pet Co. Class A	494,326	10,732
^	Tootsie Roll Industries Inc.	250,231	9,641
*	Seaboard Corp.	3,162	9,077
*	National Beverage Corp.	139,370	8,754
	Coca-Cola Bottling Co. Consolidated	53,062	7,825
	Weis Markets Inc.	154,019	7,786
*	USANA Health Sciences Inc.	60,720	6,766
	MGP Ingredients Inc.	149,428	5,713
	Inter Parfums Inc.	198,555	5,673
	Ingles Markets Inc. Class A	148,288	5,531
*	Omega Protein Corp.	245,856	4,915
*	Smart & Final Stores Inc.	327,704	4,880
*	Revlon Inc. Class A	150,024	4,828
*	Amplify Snack Brands Inc.	294,232	4,340
	Medifast Inc.	127,164	4,231
	John B Sanfilippo & Son Inc.	97,273	4,147
*	Elizabeth Arden Inc.	281,870	3,879
	Orchids Paper Products Co.	107,540	3,825
*	Chefs' Warehouse Inc.	213,773	3,420
*	Landec Corp.	308,172	3,316
*	Primo Water Corp.	266,390	3,146
*	Seneca Foods Corp. Class A	86,827	3,144
*	Farmer Brothers Co.	82,157	2,634
*	Nutraceutical International Corp.	103,011	2,385
*	Lifevantage Corp.	156,606	2,130
^	Natural Health Trends Corp.	73,507	2,072
	Oil-Dri Corp. of America	58,714	2,027
	Village Super Market Inc. Class A	69,922	2,020
^	Limoneira Co.	103,429	1,822

8

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Freshpet Inc.	193,917	1,809
*	Inventure Foods Inc.	223,346	1,744
*	Alliance One International Inc.	111,124	1,711
*,^	Natural Grocers by Vitamin Cottage Inc.	113,822	1,485
	Alico Inc.	41,644	1,260
*	Craft Brew Alliance Inc.	107,474	1,238
	Rocky Mountain Chocolate Factory Inc.	112,209	1,139
	United-Guardian Inc.	57,249	920
*	Lifeway Foods Inc.	91,516	885
*	S&W Seed Co.	184,812	806
*	US Foods Holding Corp.	32,400	785
*	Natural Alternatives International Inc.	66,808	738
	Nature's Sunshine Products Inc.	75,386	718
*	Synutra International Inc.	171,603	654
*,^	22nd Century Group Inc.	584,975	475
*	Castle Brands Inc.	518,754	380
*	Female Health Co.	274,559	346
*	Central Garden & Pet Co.	11,261	257
*	Mannatech Inc.	11,471	232
*	Coffee Holding Co. Inc.	22,521	127
*,^	Reed's Inc.	47,108	116
*,^	DS Healthcare Group Inc.	104,494	69
*	RiceBran Technologies	20,529	34
*	Crystal Rock Holdings Inc.	42,584	29
*	Reliv International Inc.	45,472	28
*	Arcadia Biosciences Inc.	6,213	16
	Golden Enterprises Inc.	1,541	11
*	Tofutti Brands Inc.	3,498	7
	Ocean Bio-Chem Inc.	1,200	3
*	MYOS RENS Technology Inc.	1,200	2
			1,603,209
Energy (3.8%)
*	Cheniere Energy Inc.	2,677,709	100,548
	Targa Resources Corp.	1,810,984	76,315
*	Diamondback Energy Inc.	810,628	73,937
	Core Laboratories NV	494,022	61,204
*	Weatherford International plc	10,201,307	56,617
	Energen Corp.	1,102,914	53,172
	HollyFrontier Corp.	2,006,841	47,703
	QEP Resources Inc.	2,683,920	47,318
*	Gulfport Energy Corp.	1,406,523	43,968
*	Parsley Energy Inc. Class A	1,617,557	43,771
*	Continental Resources Inc.	930,080	42,105
^	CONSOL Energy Inc.	2,601,264	41,854
*	Antero Resources Corp.	1,516,017	39,386
	World Fuel Services Corp.	806,253	38,289
	Patterson-UTI Energy Inc.	1,650,947	35,198
	Ensco plc Class A	3,453,035	33,529
	Oceaneering International Inc.	1,117,450	33,367
	Nabors Industries Ltd.	3,165,991	31,818
	Superior Energy Services Inc.	1,713,569	31,547
*	PDC Energy Inc.	519,635	29,936
*	Rice Energy Inc.	1,354,917	29,862
*	WPX Energy Inc.	3,138,643	29,221
*	RSP Permian Inc.	795,650	27,760
	PBF Energy Inc. Class A	1,115,361	26,523
*	Dril-Quip Inc.	437,515	25,564
	Rowan Cos. plc Class A	1,408,025	24,866
^	US Silica Holdings Inc.	704,958	24,300
	Noble Corp. plc	2,752,466	22,680
*	Carrizo Oil & Gas Inc.	617,011	22,120
*	Whiting Petroleum Corp.	2,316,855	21,454
	SM Energy Co.	774,520	20,912
*	Matador Resources Co.	978,220	19,369

9

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Oil States International Inc.	588,950	19,365
	SemGroup Corp. Class A	591,167	19,248
	Western Refining Inc.	912,776	18,831
*	Oasis Petroleum Inc.	2,007,973	18,754
*	Memorial Resource Development Corp.	1,055,068	16,755
*	Callon Petroleum Co.	1,486,840	16,697
*,^	Laredo Petroleum Inc.	1,470,623	15,412
*	Synergy Resources Corp.	2,189,994	14,585
	Denbury Resources Inc.	3,988,412	14,318
*	McDermott International Inc.	2,699,808	13,337
*	Forum Energy Technologies Inc.	742,658	12,855
*	SEACOR Holdings Inc.	188,959	10,950
*,^	RPC Inc.	700,877	10,885
*	Unit Corp.	580,015	9,025
*	Kosmos Energy Ltd.	1,651,707	9,002
	Delek US Holdings Inc.	631,778	8,346
	Atwood Oceanics Inc.	660,058	8,264
	Green Plains Inc.	411,185	8,109
*	Helix Energy Solutions Group Inc.	1,139,818	7,705
	Archrock Inc.	803,329	7,567
*,^	Fairmount Santrol Holdings Inc.	800,376	6,171
	Frank's International NV	408,672	5,971
*	TETRA Technologies Inc.	934,311	5,952
*	Newpark Resources Inc.	1,011,912	5,859
*,^	California Resources Corp.	462,260	5,640
*	Exterran Corp.	414,612	5,328
*	Cobalt International Energy Inc.	3,844,462	5,152
*	Matrix Service Co.	311,879	5,143
*	Par Pacific Holdings Inc.	327,586	5,025
*,^	Sanchez Energy Corp.	651,222	4,598
	Bristow Group Inc.	393,872	4,494
*	REX American Resources Corp.	66,053	3,952
*	Ring Energy Inc.	444,301	3,919
*	Bill Barrett Corp.	588,164	3,758
*	Renewable Energy Group Inc.	406,722	3,591
*	Pioneer Energy Services Corp.	757,919	3,486
*	Parker Drilling Co.	1,506,546	3,450
*	Natural Gas Services Group Inc.	137,020	3,138
*	Hornbeck Offshore Services Inc.	367,287	3,063
	Tesco Corp.	456,872	3,056
	CARBO Ceramics Inc.	229,392	3,005
*	Clean Energy Fuels Corp.	861,397	2,989
	Panhandle Oil and Gas Inc. Class A	178,406	2,974
	CVR Energy Inc.	188,869	2,927
*	Northern Oil and Gas Inc.	632,937	2,924
*,^	EXCO Resources Inc.	2,059,093	2,677
*	Contango Oil & Gas Co.	215,200	2,634
*	Geospace Technologies Corp.	160,367	2,625
^	Tidewater Inc.	547,986	2,417
	Alon USA Energy Inc.	362,685	2,350
*,^	EP Energy Corp. Class A	453,490	2,349
*	Era Group Inc.	221,236	2,080
*	Westmoreland Coal Co.	213,332	2,031
*,^	Clayton Williams Energy Inc.	72,280	1,985
*,^	Eclipse Resources Corp.	574,242	1,918
*	RigNet Inc.	141,953	1,901
*	Independence Contract Drilling Inc.	348,707	1,893
*	Dawson Geophysical Co.	230,073	1,875
	Evolution Petroleum Corp.	287,694	1,574
*,^	Cloud Peak Energy Inc.	747,532	1,540
*	Pacific Ethanol Inc.	256,630	1,399
*	Jones Energy Inc. Class A	338,647	1,395
*	Abraxas Petroleum Corp.	1,230,610	1,391
*	Willbros Group Inc.	542,017	1,371

10

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Gulf Island Fabrication Inc.	189,855	1,318
*,^	PHI Inc.	75,566	1,251
*	Gener8 Maritime Inc.	179,518	1,149
*,^	Uranium Energy Corp.	1,304,727	1,145
*,^	W&T Offshore Inc.	465,514	1,080
*,^	Gastar Exploration Inc.	880,235	968
*,^	Gulfmark Offshore Inc.	302,690	947
*,^	Bonanza Creek Energy Inc.	460,856	926
*	Approach Resources Inc.	429,645	902
^	Hallador Energy Co.	185,119	855
	Adams Resources & Energy Inc.	22,174	854
*	PHI Inc. NV	45,659	816
*,^	Stone Energy Corp.	65,563	791
*	VAALCO Energy Inc.	703,174	745
*,^	Basic Energy Services Inc.	438,497	737
*,^	Synthesis Energy Systems Inc.	625,752	657
*	PetroQuest Energy Inc.	187,393	624
*	ION Geophysical Corp.	97,515	608
*	Isramco Inc.	7,288	599
*	Mitcham Industries Inc.	148,174	556
*,^	Erin Energy Corp.	222,069	535
*,^	Comstock Resources Inc.	570,330	479
*,^	Gevo Inc.	805,324	475
*	Resolute Energy Corp.	155,302	461
*,^	Rex Energy Corp.	671,870	444
*	Harvest Natural Resources Inc.	486,103	406
*,^	Key Energy Services Inc.	1,603,382	372
*	Zion Oil & Gas Inc.	240,958	335
*	Aspen Aerogels Inc.	64,983	323
*,^	C&J Energy Services Ltd.	511,602	308
*	Centrus Energy Corp. Class A	70,985	233
*,^	Triangle Petroleum Corp.	808,206	232
*,^	Amyris Inc.	503,577	227
*	PrimeEnergy Corp.	3,726	225
*	Profire Energy Inc.	187,943	209
*,^	Vertex Energy Inc.	151,434	201
*,^	Halcon Resources Corp.	326,312	151
*	Earthstone Energy Inc.	13,128	142
*	TransAtlantic Petroleum Ltd.	151,166	124
	US Energy Corp. Wyoming	49,019	83
*	Barnwell Industries Inc.	48,034	74
*,^	Lucas Energy Inc.	17,562	67
*,^	Glori Energy Inc.	263,686	59
*	Magellan Petroleum Corp.	49,825	59
*	Tengasco Inc.	55,819	42
*	Uranium Resources Inc.	26,132	42
*	Aemetis Inc.	17,273	39
*	Enservco Corp.	47,023	29
*	Forbes Energy Services Ltd.	143,916	27
*	ENGlobal Corp.	21,344	26
*	FieldPoint Petroleum Corp.	35,776	23
*	Yuma Energy Inc.	57,924	17
*	Superior Drilling Products Inc.	6,778	15
*	Seventy Seven Energy Inc.	156,505	14
*	PEDEVCO Corp.	40,105	11
*	Dakota Plains Holdings Inc.	73,177	8
*	Torchlight Energy Resources Inc.	14,471	8
*	Energy XXI Ltd.	163,609	7
*	Eco-Stim Energy Solutions Inc.	1,481	4
*	FieldPoint Petroleum Corp. Warrants Exp. 03/23/2017	33,558	1
			1,683,258
Financials (25.7%)
*	Markel Corp.	157,727	150,279
	Annaly Capital Management Inc.	10,311,604	114,149

11

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	First Republic Bank	1,608,667	112,591
	Duke Realty Corp.	3,887,580	103,643
	VEREIT Inc.	10,165,532	103,079
*	Arch Capital Group Ltd.	1,387,018	99,865
*	Alleghany Corp.	173,128	95,148
	Regency Centers Corp.	1,105,488	92,563
	Mid-America Apartment Communities Inc.	853,006	90,760
	Camden Property Trust	992,101	87,722
	Everest Re Group Ltd.	477,200	87,170
	Alexandria Real Estate Equities Inc.	835,568	86,498
	TD Ameritrade Holding Corp.	3,015,074	85,854
*	Ally Financial Inc.	4,955,272	84,587
	National Retail Properties Inc.	1,629,755	84,291
	New York Community Bancorp Inc.	5,457,255	81,804
	American Campus Communities Inc.	1,475,999	78,036
	WP Carey Inc.	1,119,308	77,702
*	Signature Bank	610,740	76,294
	FactSet Research Systems Inc.	468,484	75,623
	SEI Investments Co.	1,555,443	74,832
	MSCI Inc. Class A	953,448	73,530
	American Capital Agency Corp.	3,697,831	73,291
	Equity LifeStyle Properties Inc.	913,902	73,158
	Gaming and Leisure Properties Inc.	2,061,995	71,098
	Reinsurance Group of America Inc. Class A	728,144	70,623
	Spirit Realty Capital Inc.	5,486,360	70,061
	Raymond James Financial Inc.	1,418,591	69,937
	Kilroy Realty Corp.	1,038,220	68,824
	WR Berkley Corp.	1,092,344	65,453
	Liberty Property Trust	1,645,674	65,366
	DDR Corp.	3,525,186	63,947
	Brixmor Property Group Inc.	2,401,490	63,543
	Omega Healthcare Investors Inc.	1,866,611	63,371
	CubeSmart	2,020,361	62,389
	CBOE Holdings Inc.	933,155	62,167
	MarketAxess Holdings Inc.	424,694	61,751
	CIT Group Inc.	1,925,932	61,457
	Lamar Advertising Co. Class A	925,533	61,363
	American Financial Group Inc.	800,891	59,210
	Voya Financial Inc.	2,340,372	57,948
	EPR Properties	716,837	57,834
	Highwoods Properties Inc.	1,080,984	57,076
	RenaissanceRe Holdings Ltd.	483,499	56,782
	Senior Housing Properties Trust	2,687,527	55,981
	Douglas Emmett Inc.	1,569,130	55,736
	Sun Communities Inc.	725,043	55,567
	East West Bancorp Inc.	1,625,197	55,549
	Starwood Property Trust Inc.	2,679,172	55,512
	Forest City Realty Trust Inc. Class A	2,487,213	55,490
	Sovran Self Storage Inc.	527,398	55,335
*	SVB Financial Group	580,338	55,225
	Axis Capital Holdings Ltd.	989,090	54,400
	Weingarten Realty Investors	1,309,524	53,455
	Old Republic International Corp.	2,725,382	52,573
	Taubman Centers Inc.	686,233	50,919
	PacWest Bancorp	1,273,572	50,663
	Healthcare Trust of America Inc. Class A	1,552,756	50,216
	STORE Capital Corp.	1,695,352	49,928
	Jones Lang LaSalle Inc.	510,384	49,737
	First American Financial Corp.	1,235,960	49,710
	Hospitality Properties Trust	1,709,040	49,220
	White Mountains Insurance Group Ltd.	57,838	48,700
	Brown & Brown Inc.	1,295,372	48,538
*	Realogy Holdings Corp.	1,651,111	47,915
	Corrections Corp. of America	1,348,451	47,223

12

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	DCT Industrial Trust Inc.	982,171	47,184
*	Howard Hughes Corp.	406,625	46,485
	Retail Properties of America Inc.	2,735,899	46,237
	Endurance Specialty Holdings Ltd.	687,481	46,171
	Eaton Vance Corp.	1,285,702	45,437
	Healthcare Realty Trust Inc.	1,279,736	44,778
	Commerce Bancshares Inc.	933,865	44,732
	Communications Sales & Leasing Inc.	1,547,615	44,726
	Validus Holdings Ltd.	918,818	44,645
	Investors Bancorp Inc.	4,024,793	44,595
	Gramercy Property Trust	4,811,650	44,363
	Lazard Ltd. Class A	1,466,533	43,673
	CyrusOne Inc.	780,195	43,426
	Tanger Factory Outlet Centers Inc.	1,063,575	42,734
*	Equity Commonwealth	1,434,127	41,776
	Medical Properties Trust Inc.	2,673,394	40,662
	American Homes 4 Rent Class A	1,980,643	40,564
	Hanover Insurance Group Inc.	479,355	40,563
	Synovus Financial Corp.	1,393,100	40,386
	DuPont Fabros Technology Inc.	834,221	39,659
	PrivateBancorp Inc.	893,053	39,321
	Cullen/Frost Bankers Inc.	614,585	39,168
	First Niagara Financial Group Inc.	3,992,042	38,883
	Outfront Media Inc.	1,583,880	38,282
	Umpqua Holdings Corp.	2,473,204	38,260
	FirstMerit Corp.	1,873,742	37,981
	Prosperity Bancshares Inc.	739,417	37,703
	Assured Guaranty Ltd.	1,482,313	37,606
	Post Properties Inc.	605,464	36,964
	Rayonier Inc.	1,395,433	36,616
	First Industrial Realty Trust Inc.	1,315,570	36,599
	Allied World Assurance Co. Holdings AG	1,033,244	36,308
	New Residential Investment Corp.	2,609,333	36,113
	First Horizon National Corp.	2,618,894	36,088
	Piedmont Office Realty Trust Inc. Class A	1,667,073	35,909
	BankUnited Inc.	1,161,396	35,678
	Webster Financial Corp.	1,029,655	34,957
	CNO Financial Group Inc.	1,995,769	34,846
	Education Realty Trust Inc.	752,302	34,711
	Popular Inc.	1,172,765	34,362
	Bank of the Ozarks Inc.	906,758	34,022
	Two Harbors Investment Corp.	3,929,106	33,633
	Bank of Hawaii Corp.	487,860	33,565
	Apple Hospitality REIT Inc.	1,784,394	33,564
	Equity One Inc.	1,041,397	33,512
*	Western Alliance Bancorp	1,017,835	33,232
	Chimera Investment Corp.	2,103,900	33,031
	Brandywine Realty Trust	1,959,127	32,913
	ProAssurance Corp.	614,622	32,913
	Corporate Office Properties Trust	1,087,318	32,152
	Urban Edge Properties	1,069,443	31,934
	Aspen Insurance Holdings Ltd.	687,033	31,865
	Physicians Realty Trust	1,502,241	31,562
	Primerica Inc.	547,463	31,337
	MFA Financial Inc.	4,222,901	30,701
	Paramount Group Inc.	1,922,161	30,639
	RLJ Lodging Trust	1,422,656	30,516
	FNB Corp.	2,422,965	30,384
	CoreSite Realty Corp.	342,274	30,356
	Federated Investors Inc. Class B	1,053,067	30,307
	RLI Corp.	437,646	30,101
	LaSalle Hotel Properties	1,274,437	30,051
*	SLM Corp.	4,861,945	30,047
	Ryman Hospitality Properties Inc.	590,094	29,888

13

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Wintrust Financial Corp.	584,620	29,816
	Columbia Property Trust Inc.	1,390,980	29,767
	QTS Realty Trust Inc. Class A	531,549	29,756
	National Health Investors Inc.	394,561	29,628
	Sunstone Hotel Investors Inc.	2,433,261	29,369
	Blackstone Mortgage Trust Inc. Class A	1,055,843	29,215
	Associated Banc-Corp	1,701,759	29,185
	Hudson Pacific Properties Inc.	994,044	29,006
	MB Financial Inc.	794,869	28,838
	Acadia Realty Trust	811,800	28,835
	GEO Group Inc.	842,253	28,788
	United Bankshares Inc.	754,867	28,315
	Erie Indemnity Co. Class A	282,624	28,076
	Home BancShares Inc.	1,412,192	27,947
	Kite Realty Group Trust	980,610	27,487
	Mack-Cali Realty Corp.	1,013,735	27,371
	First Citizens BancShares Inc. Class A	104,916	27,164
	Fulton Financial Corp.	1,980,614	26,738
	Radian Group Inc.	2,483,764	25,881
	Empire State Realty Trust Inc.	1,350,915	25,654
	Washington REIT	814,692	25,630
	Retail Opportunity Investments Corp.	1,181,819	25,610
	EastGroup Properties Inc.	370,816	25,557
	Selective Insurance Group Inc.	667,446	25,503
	UMB Financial Corp.	479,106	25,493
	First Financial Bankshares Inc.	774,778	25,405
	Care Capital Properties Inc.	966,244	25,325
	Washington Federal Inc.	1,035,080	25,111
	Lexington Realty Trust	2,418,567	24,452
	PS Business Parks Inc.	229,733	24,370
*	Texas Capital Bancshares Inc.	519,026	24,270
	TCF Financial Corp.	1,907,738	24,133
	Cathay General Bancorp	851,207	24,004
	WP Glimcher Inc.	2,129,826	23,833
	Glacier Bancorp Inc.	878,196	23,342
*	Stifel Financial Corp.	741,698	23,326
	NorthStar Realty Finance Corp.	2,031,140	23,216
	Valley National Bancorp	2,539,427	23,160
	Interactive Brokers Group Inc.	649,204	22,982
	Hancock Holding Co.	876,842	22,894
	Cousins Properties Inc.	2,196,252	22,841
	IBERIABANK Corp.	381,651	22,796
	Mercury General Corp.	427,934	22,749
	AmTrust Financial Services Inc.	927,919	22,734
	Janus Capital Group Inc.	1,629,637	22,685
	LTC Properties Inc.	437,797	22,647
*	MGIC Investment Corp.	3,777,036	22,473
	NorthStar Asset Management Group Inc.	2,199,507	22,457
*	Enstar Group Ltd.	137,493	22,273
	BancorpSouth Inc.	958,034	21,738
	Pebblebrook Hotel Trust	815,900	21,417
	Sterling Bancorp	1,358,816	21,333
	Pinnacle Financial Partners Inc.	434,735	21,237
*,^	Credit Acceptance Corp.	114,319	21,158
	Community Bank System Inc.	514,581	21,144
	DiamondRock Hospitality Co.	2,291,289	20,690
	Great Western Bancorp Inc.	646,060	20,377
	Capitol Federal Financial Inc.	1,448,098	20,201
	Xenia Hotels & Resorts Inc.	1,200,467	20,144
	Kennedy-Wilson Holdings Inc.	1,059,719	20,092
	Colony Capital Inc. Class A	1,279,973	19,648
	Evercore Partners Inc. Class A	443,924	19,617
	Monogram Residential Trust Inc.	1,904,874	19,449
^	LPL Financial Holdings Inc.	863,019	19,444

14

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	South State Corp.	285,242	19,411
	American Assets Trust Inc.	454,660	19,296
	Select Income REIT	741,620	19,275
	Alexander & Baldwin Inc.	531,889	19,222
	Trustmark Corp.	770,437	19,145
*	Hilltop Holdings Inc.	908,853	19,077
	CVB Financial Corp.	1,162,465	19,053
	Columbia Banking System Inc.	678,473	19,038
	Old National Bancorp	1,487,160	18,634
	Government Properties Income Trust	802,395	18,503
	Ramco-Gershenson Properties Trust	939,951	18,432
	Argo Group International Holdings Ltd.	354,326	18,390
	STAG Industrial Inc.	765,821	18,234
	Hatteras Financial Corp.	1,085,053	17,795
	Invesco Mortgage Capital Inc.	1,296,579	17,750
	Alexander's Inc.	43,372	17,749
	BGC Partners Inc. Class A	2,032,419	17,702
	New York REIT Inc.	1,899,550	17,571
	Northwest Bancshares Inc.	1,160,644	17,212
	Kemper Corp.	551,912	17,098
	First Cash Financial Services Inc.	329,875	16,932
	Pennsylvania REIT	780,956	16,752
*	Eagle Bancorp Inc.	346,495	16,670
*	Essent Group Ltd.	764,023	16,663
	Chemical Financial Corp.	444,971	16,593
	First Midwest Bancorp Inc.	943,040	16,560
	Morningstar Inc.	201,744	16,499
	Chesapeake Lodging Trust	705,187	16,396
	CBL & Associates Properties Inc.	1,736,048	16,163
	Potlatch Corp.	470,415	16,041
	International Bancshares Corp.	609,744	15,908
	Waddell & Reed Financial Inc. Class A	921,682	15,871
	Horace Mann Educators Corp.	468,447	15,829
	Astoria Financial Corp.	1,030,355	15,795
	Global Net Lease Inc.	1,984,919	15,780
	Rexford Industrial Realty Inc.	745,268	15,718
	Simmons First National Corp. Class A	339,135	15,663
*	St. Joe Co.	882,775	15,643
	Sabra Health Care REIT Inc.	754,903	15,577
	NBT Bancorp Inc.	541,255	15,496
	Towne Bank	715,177	15,484
	Parkway Properties Inc.	917,110	15,343
	Financial Engines Inc.	590,885	15,286
	National General Holdings Corp.	705,527	15,112
	BOK Financial Corp.	240,694	15,092
	CYS Investments Inc.	1,768,013	14,798
	Renasant Corp.	457,270	14,784
	Westamerica Bancorporation	298,891	14,723
	Independent Bank Corp.	318,491	14,555
*	Genworth Financial Inc. Class A	5,639,078	14,549
	First Financial Bancorp	743,560	14,462
	Talmer Bancorp Inc. Class A	740,513	14,196
	United Community Banks Inc.	774,416	14,164
	Park National Corp.	154,318	14,163
	Colony Starwood Homes	457,641	13,921
	BBCN Bancorp Inc.	928,269	13,850
	EverBank Financial Corp.	926,661	13,770
	AMERISAFE Inc.	223,643	13,691
	Terreno Realty Corp.	526,435	13,619
	Provident Financial Services Inc.	688,805	13,528
	LegacyTexas Financial Group Inc.	502,303	13,517
	American Equity Investment Life Holding Co.	929,228	13,242
	Summit Hotel Properties Inc.	999,163	13,229
	Union Bankshares Corp.	531,680	13,138

15

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Agree Realty Corp.	271,332	13,089
	Yadkin Financial Corp.	516,956	12,970
	PennyMac Mortgage Investment Trust	784,150	12,727
*	PRA Group Inc.	527,026	12,722
*	Santander Consumer USA Holdings Inc.	1,231,499	12,721
	Four Corners Property Trust Inc.	617,228	12,709
	TFS Financial Corp.	735,647	12,668
^	WisdomTree Investments Inc.	1,275,407	12,486
	Redwood Trust Inc.	900,109	12,431
	First Merchants Corp.	498,442	12,426
	Franklin Street Properties Corp.	1,006,811	12,354
	ServisFirst Bancshares Inc.	249,345	12,315
	Navigators Group Inc.	130,563	12,008
	Cash America International Inc.	280,325	11,947
*	Green Dot Corp. Class A	518,622	11,923
*	OneMain Holdings Inc. Class A	517,847	11,817
	American National Insurance Co.	104,424	11,816
	WesBanco Inc.	377,906	11,734
	Artisan Partners Asset Management Inc. Class A	421,945	11,679
	Boston Private Financial Holdings Inc.	978,423	11,526
*,^	BofI Holding Inc.	650,731	11,524
	HFF Inc. Class A	392,916	11,347
*	Beneficial Bancorp Inc.	869,706	11,063
	United Fire Group Inc.	257,385	10,921
	Infinity Property & Casualty Corp.	134,922	10,883
	Monmouth Real Estate Investment Corp.	819,893	10,872
	Employers Holdings Inc.	371,801	10,790
	Capstead Mortgage Corp.	1,098,929	10,660
	Banner Corp.	250,175	10,642
	Stewart Information Services Corp.	256,586	10,625
	Berkshire Hills Bancorp Inc.	393,802	10,601
	Apollo Commercial Real Estate Finance Inc.	656,189	10,545
	BNC Bancorp	457,132	10,381
	Safety Insurance Group Inc.	168,445	10,373
	WSFS Financial Corp.	321,227	10,340
	S&T Bancorp Inc.	422,280	10,325
	Banc of California Inc.	560,326	10,142
*	MBIA Inc.	1,481,608	10,119
*,^	LendingClub Corp.	2,351,418	10,111
	Tompkins Financial Corp.	151,628	9,856
	Chatham Lodging Trust	447,106	9,827
	Brookline Bancorp Inc.	883,240	9,742
	Investors Real Estate Trust	1,489,197	9,635
	New Senior Investment Group Inc.	900,517	9,618
	Ameris Bancorp	320,958	9,532
	FelCor Lodging Trust Inc.	1,523,794	9,493
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	438,176	9,465
	State Bank Financial Corp.	464,416	9,451
	Hanmi Financial Corp.	402,318	9,450
	Cohen & Steers Inc.	232,254	9,392
	Lakeland Financial Corp.	195,199	9,176
	CNA Financial Corp.	291,799	9,168
	Hersha Hospitality Trust Class A	528,037	9,056
	CenterState Banks Inc.	573,245	9,029
	Meridian Bancorp Inc.	609,694	9,011
	American Capital Mortgage Investment Corp.	570,677	9,011
	First Commonwealth Financial Corp.	978,809	9,005
	CareTrust REIT Inc.	647,292	8,920
	Central Pacific Financial Corp.	372,584	8,793
	Sandy Spring Bancorp Inc.	298,540	8,676
	Tier REIT Inc.	564,908	8,660
	Saul Centers Inc.	139,656	8,618
	Universal Health Realty Income Trust	150,597	8,611
	Southside Bancshares Inc.	278,477	8,611

16

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Cardinal Financial Corp.	389,908	8,555
	First Busey Corp.	398,453	8,523
*	iStar Inc.	887,010	8,506
	Urstadt Biddle Properties Inc. Class A	341,264	8,457
*	Bats Global Markets Inc.	327,046	8,402
^	Seritage Growth Properties Class A	165,051	8,226
	ARMOUR Residential REIT Inc.	411,122	8,222
	Maiden Holdings Ltd.	664,392	8,132
	RE/MAX Holdings Inc. Class A	201,763	8,123
	United Financial Bancorp Inc.	619,046	8,035
	Wilshire Bancorp Inc.	770,255	8,026
*	Third Point Reinsurance Ltd.	676,326	7,927
	TrustCo Bank Corp. NY	1,234,614	7,914
*	Customers Bancorp Inc.	314,781	7,910
	City Holding Co.	172,651	7,850
	Rouse Properties Inc.	429,688	7,842
*	KCG Holdings Inc. Class A	583,597	7,762
	FBL Financial Group Inc. Class A	126,726	7,688
	Community Trust Bancorp Inc.	219,643	7,613
^	New York Mortgage Trust Inc.	1,244,955	7,594
*	Greenlight Capital Re Ltd. Class A	361,909	7,296
	Cedar Realty Trust Inc.	978,663	7,271
	Capital Bank Financial Corp.	249,040	7,172
	Oritani Financial Corp.	448,110	7,165
*	Walker & Dunlop Inc.	313,644	7,145
	Getty Realty Corp.	332,305	7,128
	Silver Bay Realty Trust Corp.	417,171	7,104
	Washington Trust Bancorp Inc.	186,972	7,090
	Heritage Financial Corp.	400,872	7,047
	Opus Bank	208,198	7,037
	Flushing Financial Corp.	353,822	7,034
	Stock Yards Bancorp Inc.	247,433	6,985
	Heartland Financial USA Inc.	196,863	6,947
	1st Source Corp.	213,411	6,912
*,^	LendingTree Inc.	77,572	6,852
	Ladder Capital Corp.	557,292	6,799
	Universal Insurance Holdings Inc.	364,729	6,777
	Northfield Bancorp Inc.	456,616	6,772
*	PHH Corp.	502,033	6,687
	NorthStar Realty Europe Corp.	718,257	6,644
	Dime Community Bancshares Inc.	384,472	6,540
	Investment Technology Group Inc.	389,951	6,520
	First Interstate BancSystem Inc. Class A	230,188	6,468
*,^	Encore Capital Group Inc.	270,466	6,364
	TriCo Bancshares	229,829	6,343
	MainSource Financial Group Inc.	287,056	6,330
	Nelnet Inc. Class A	179,300	6,231
	National Bank Holdings Corp. Class A	304,690	6,204
*	Pacific Premier Bancorp Inc.	257,647	6,184
*	Piper Jaffray Cos.	163,565	6,166
	Diamond Hill Investment Group Inc.	32,248	6,076
*	Flagstar Bancorp Inc.	244,275	5,963
	Altisource Residential Corp.	648,567	5,960
	Enterprise Financial Services Corp.	213,381	5,951
	German American Bancorp Inc.	186,002	5,946
	Suffolk Bancorp	186,767	5,848
	First Potomac Realty Trust	616,177	5,669
	Bryn Mawr Bank Corp.	193,935	5,663
	National Western Life Group Inc. Class A	28,767	5,617
	James River Group Holdings Ltd.	165,301	5,614
*	Ambac Financial Group Inc.	336,778	5,543
	BancFirst Corp.	91,342	5,510
	Great Southern Bancorp Inc.	147,746	5,462
	Bank Mutual Corp.	707,751	5,436

17

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	National Storage Affiliates Trust	259,323	5,399
*	Seacoast Banking Corp. of Florida	332,233	5,395
	CoBiz Financial Inc.	459,148	5,372
	Anworth Mortgage Asset Corp.	1,136,246	5,340
	Arrow Financial Corp.	175,949	5,330
	Virtus Investment Partners Inc.	74,639	5,313
*	First BanCorp	1,318,910	5,236
	Ashford Hospitality Trust Inc.	969,062	5,204
	Southwest Bancorp Inc.	303,848	5,144
	AG Mortgage Investment Trust Inc.	353,850	5,110
*	INTL. FCStone Inc.	187,181	5,108
	Financial Institutions Inc.	194,096	5,060
	Apollo Residential Mortgage Inc.	377,565	5,059
	Greenhill & Co. Inc.	308,376	4,965
*	HomeStreet Inc.	247,763	4,935
	Resource Capital Corp.	380,204	4,889
	Mercantile Bank Corp.	204,412	4,877
	Waterstone Financial Inc.	318,031	4,875
*	Forestar Group Inc.	409,892	4,874
	CatchMark Timber Trust Inc. Class A	398,148	4,865
*,^	Nationstar Mortgage Holdings Inc.	431,143	4,855
	First Financial Corp.	131,956	4,832
*	Tejon Ranch Co.	203,030	4,800
	InfraREIT Inc.	271,569	4,763
	Preferred Bank	164,447	4,748
*	EZCORP Inc. Class A	624,118	4,718
	Republic Bancorp Inc.Class A	170,535	4,712
	Armada Hoffler Properties Inc.	341,301	4,689
	Whitestone REIT	307,944	4,644
	Independent Bank Group Inc.	108,218	4,644
*	World Acceptance Corp.	100,394	4,578
	Park Sterling Corp.	643,090	4,560
	NexPoint Residential Trust Inc.	249,293	4,537
	Peoples Bancorp Inc.	207,988	4,532
	Moelis & Co. Class A	200,645	4,515
	First Bancorp	253,726	4,461
	Blue Hills Bancorp Inc.	301,524	4,451
	Lakeland Bancorp Inc.	389,954	4,438
	Western Asset Mortgage Capital Corp.	471,211	4,425
	ConnectOne Bancorp Inc.	280,091	4,395
	State Auto Financial Corp.	200,340	4,389
	One Liberty Properties Inc.	183,647	4,380
	Virtu Financial Inc. Class A	242,789	4,370
	OFG Bancorp	523,644	4,346
*	HomeTrust Bancshares Inc.	234,351	4,336
	Independent Bank Corp.	297,994	4,324
	Gladstone Commercial Corp.	253,958	4,289
	Ashford Hospitality Prime Inc.	302,110	4,272
	Ares Commercial Real Estate Corp.	344,418	4,233
	PJT Partners Inc.	183,583	4,222
	First Community Bancshares Inc.	187,470	4,207
	State National Cos. Inc.	397,458	4,185
	Easterly Government Properties Inc.	210,057	4,144
*,^	Citizens Inc.Class A	544,020	4,135
	West Bancorporation Inc.	222,074	4,128
	First of Long Island Corp.	143,061	4,102
	Westwood Holdings Group Inc.	79,108	4,098
	Dynex Capital Inc.	590,163	4,096
	CIM Commercial Trust Corp.	252,162	4,095
	Meta Financial Group Inc.	78,981	4,025
	OceanFirst Financial Corp.	219,427	3,987
	QCR Holdings Inc.	146,481	3,983
	CorEnergy Infrastructure Trust Inc.	137,720	3,973
	OneBeacon Insurance Group Ltd. Class A	286,301	3,951

18

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Marcus & Millichap Inc.	154,189	3,918
	Guaranty Bancorp	232,739	3,887
	Preferred Apartment Communities Inc. Class A	263,408	3,877
	Camden National Corp.	92,142	3,870
	Univest Corp. of Pennsylvania	181,700	3,819
	Federal Agricultural Mortgage Corp.	109,474	3,812
	Fidelity Southern Corp.	241,412	3,783
	Newcastle Investment Corp.	813,115	3,732
*	Safeguard Scientifics Inc.	293,974	3,672
*	FCB Financial Holdings Inc. Class A	105,531	3,588
	Heritage Commerce Corp.	339,692	3,577
*	Altisource Portfolio Solutions SA	127,390	3,547
	Baldwin & Lyons Inc.	143,613	3,542
*	Ladenburg Thalmann Financial Services Inc.	1,499,110	3,538
	United Community Financial Corp.	581,035	3,533
	Heritage Insurance Holdings Inc.	294,602	3,526
	Territorial Bancorp Inc.	131,523	3,481
*,^	Cowen Group Inc. Class A	1,175,171	3,479
	Kearny Financial Corp.	273,605	3,442
	National Interstate Corp.	113,103	3,421
	First Defiance Financial Corp.	86,905	3,376
*	Global Indemnity plc	121,149	3,335
	Clifton Bancorp Inc.	219,950	3,315
	First Connecticut Bancorp Inc.	199,648	3,306
	United Insurance Holdings Corp.	199,950	3,275
	Community Healthcare Trust Inc.	153,267	3,240
	Citizens & Northern Corp.	160,012	3,235
*	NMI Holdings Inc. Class A	588,368	3,224
*	Sun Bancorp Inc.	155,556	3,214
	Stonegate Bank	98,765	3,187
	Arlington Asset Investment Corp. Class A	244,971	3,187
	Fidelity & Guaranty Life	136,131	3,156
	Arbor Realty Trust Inc.	437,588	3,146
*	First NBC Bank Holding Co.	186,019	3,123
*	CU Bancorp	136,029	3,092
*	eHealth Inc.	209,187	2,933
	Consolidated-Tomoka Land Co.	60,860	2,889
*	BSB Bancorp Inc.	127,019	2,877
	EMC Insurance Group Inc.	103,441	2,867
*	TriState Capital Holdings Inc.	208,461	2,862
*	Bancorp Inc.	475,176	2,861
	Pacific Continental Corp.	181,319	2,849
	Federated National Holding Co.	149,048	2,838
	BankFinancial Corp.	234,601	2,813
	MBT Financial Corp.	349,458	2,796
	Macatawa Bank Corp.	375,790	2,788
	RAIT Financial Trust	888,800	2,782
	Houlihan Lokey Inc.	123,585	2,765
*	CommunityOne Bancorp	218,705	2,764
	Capital City Bank Group Inc.	197,642	2,751
	UMH Properties Inc.	243,437	2,739
	First Financial Northwest Inc.	205,873	2,734
	HCI Group Inc.	99,695	2,720
	Westfield Financial Inc.	351,438	2,706
	Independence Realty Trust Inc.	329,377	2,694
*	PICO Holdings Inc.	281,456	2,663
	SI Financial Group Inc.	199,037	2,635
	Bridge Bancorp Inc.	90,690	2,576
*	First Foundation Inc.	119,787	2,575
*	NewStar Financial Inc.	300,903	2,534
	Bluerock Residential Growth REIT Inc. Class A	193,307	2,513
	RMR Group Inc. Class A	81,136	2,513
^	Orchid Island Capital Inc.	243,439	2,505
	Peapack Gladstone Financial Corp.	134,837	2,496

19

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Oppenheimer Holdings Inc. Class A	159,034	2,459
	National Bankshares Inc.	70,003	2,445
	First Bancorp Inc.	113,453	2,444
*	PennyMac Financial Services Inc. Class A	193,804	2,421
*	Enova International Inc.	328,528	2,418
	Riverview Bancorp Inc.	507,256	2,399
	Heritage Oaks Bancorp	296,208	2,352
	MutualFirst Financial Inc.	85,208	2,330
	City Office REIT Inc.	179,471	2,330
	Northrim BanCorp Inc.	87,807	2,308
	Carolina Financial Corp.	122,806	2,294
	ACNB Corp.	90,443	2,271
	GAMCO Investors Inc. Class A	67,694	2,218
*,^	On Deck Capital Inc.	427,198	2,200
	Ames National Corp.	81,132	2,176
	Orrstown Financial Services Inc.	117,944	2,129
	Crawford & Co. Class B	247,556	2,102
	Great Ajax Corp.	151,039	2,095
	Peoples Financial Services Corp.	52,909	2,071
*	Ocwen Financial Corp.	1,210,560	2,070
	Associated Capital Group Inc. Class A	71,988	2,065
	Bank of Marin Bancorp	42,568	2,059
	CNB Financial Corp.	115,101	2,049
*	WMIH Corp.	922,571	2,048
*	Cascade Bancorp	359,645	1,992
	Marlin Business Services Corp.	119,549	1,949
	American National Bankshares Inc.	77,199	1,944
	Your Community Bankshares Inc.	52,265	1,942
	Farmers Capital Bank Corp.	70,353	1,924
^	Fox Chase Bancorp Inc.	94,151	1,915
	Farmers National Banc Corp.	216,896	1,909
	Century Bancorp Inc. Class A	44,110	1,867
	Calamos Asset Management Inc. Class A	253,151	1,851
*	Hampton Roads Bankshares Inc.	1,032,757	1,849
	Provident Financial Holdings Inc.	100,963	1,848
	Donegal Group Inc. Class A	111,557	1,840
	Southern Missouri Bancorp Inc.	78,087	1,837
	WashingtonFirst Bankshares Inc.	84,846	1,834
*	C1 Financial Inc.	78,401	1,829
	GAIN Capital Holdings Inc.	285,510	1,804
*	Regional Management Corp.	122,658	1,798
*	Pacific Mercantile Bancorp	250,075	1,776
	Resource America Inc. Class A	182,202	1,771
	Penns Woods Bancorp Inc.	41,948	1,761
*,^	Republic First Bancorp Inc.	407,505	1,756
*,^	Trupanion Inc.	129,486	1,716
	Merchants Bancshares Inc.	55,945	1,705
	First South Bancorp Inc.	178,412	1,666
	Southern National Bancorp of Virginia Inc.	134,622	1,636
	Pzena Investment Management Inc. Class A	213,302	1,623
*	FRP Holdings Inc.	46,735	1,612
*	Nicolet Bankshares Inc.	41,849	1,594
*	Asta Funding Inc.	150,605	1,592
	ESSA Bancorp Inc.	117,532	1,575
*	AV Homes Inc.	127,757	1,561
	Charter Financial Corp.	117,504	1,560
	Manning & Napier Inc.	160,150	1,521
*	Carolina Bank Holdings Inc.	86,992	1,521
	Old Line Bancshares Inc.	84,137	1,514
	Owens Realty Mortgage Inc.	90,809	1,511
*	Atlas Financial Holdings Inc.	86,172	1,484
*	Triumph Bancorp Inc.	92,589	1,481
	Bankwell Financial Group Inc.	66,012	1,456
	County Bancorp Inc.	69,644	1,436

20

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Sierra Bancorp	84,861	1,416
*	Stratus Properties Inc.	75,595	1,416
	LCNB Corp.	88,980	1,406
*,^	Impac Mortgage Holdings Inc.	86,574	1,357
	Tiptree Financial Inc. Class A	247,067	1,354
^	Summit Financial Group Inc.	76,994	1,347
	Peoples Bancorp of North Carolina Inc.	68,581	1,345
	Old Second Bancorp Inc.	192,695	1,316
	Bank of Commerce Holdings	199,115	1,314
*	First United Corp.	133,225	1,311
*	United Security Bancshares	203,057	1,304
*	Hallmark Financial Services Inc.	111,571	1,293
	Horizon Bancorp	51,394	1,292
	Codorus Valley Bancorp Inc.	61,123	1,245
*	Community Bankers Trust Corp.	239,842	1,242
	Lake Sunapee Bank Group	71,995	1,232
	FBR & Co.	82,272	1,228
*	Security National Financial Corp. Class A	250,494	1,225
*,^	Walter Investment Management Corp.	433,230	1,196
	AmeriServ Financial Inc.	386,789	1,168
	Chicopee Bancorp Inc.	61,831	1,129
	First Community Corp.	80,047	1,120
	Independence Holding Co.	61,496	1,105
	Middleburg Financial Corp.	39,974	1,087
*	Franklin Financial Network Inc.	34,124	1,070
^	Live Oak Bancshares Inc.	75,762	1,069
	Home Bancorp Inc.	38,155	1,048
^	United Development Funding IV	324,899	1,040
*	Emergent Capital Inc.	309,300	1,039
	Enterprise Bancorp Inc.	42,716	1,025
	First Internet Bancorp	42,864	1,021
	Shore Bancshares Inc.	84,081	988
	Bar Harbor Bankshares	28,106	987
	MidWestOne Financial Group Inc.	33,860	967
	Donegal Group Inc. Class B	63,194	963
*	Nicholas Financial Inc.	90,977	935
	Northeast Bancorp	81,058	912
	C&F Financial Corp.	20,209	905
	Investors Title Co.	9,467	902
^	Farmland Partners Inc.	79,380	899
*	Atlantic Coast Financial Corp.	146,729	877
*,^	Patriot National Inc.	106,447	871
	Ocean Shore Holding Co.	51,011	865
	Citizens Community Bancorp Inc.	83,110	861
	Urstadt Biddle Properties Inc.	38,700	847
	Hawthorn Bancshares Inc.	59,552	821
*	First Northwest Bancorp	63,649	811
	First Business Financial Services Inc.	34,350	806
*	Consumer Portfolio Services Inc.	211,482	797
	Ellington Residential Mortgage REIT	59,660	779
*	Colony Bankcorp Inc.	80,138	762
*	Maui Land & Pineapple Co. Inc.	105,022	758
	Ohio Valley Banc Corp.	34,686	758
	Chemung Financial Corp.	25,453	747
*	American River Bankshares	73,581	747
*	Green Bancorp Inc.	84,510	737
*	ASB Bancorp Inc.	29,456	723
	Access National Corp.	36,620	714
	Cherry Hill Mortgage Investment Corp.	45,021	701
	MidSouth Bancorp Inc.	65,640	659
	Unity Bancorp Inc.	51,541	655
*	HMN Financial Inc.	47,639	647
	Oak Valley Bancorp	66,347	647
*	BBX Capital Corp.	41,129	632

21

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	ZAIS Financial Corp.	45,921	630
^	Jernigan Capital Inc.	44,136	615
	Five Oaks Investment Corp.	111,977	614
	Parke Bancorp Inc.	47,487	614
	BCB Bancorp Inc.	59,678	611
	Timberland Bancorp Inc.	40,154	602
	Prudential Bancorp Inc.	42,215	595
	Guaranty Federal Bancshares Inc.	36,149	577
*	1st Constitution Bancorp	47,593	572
*	Ashford Inc.	11,347	567
*	Veritex Holdings Inc.	34,469	552
	Central Valley Community Bancorp	38,708	542
	Eastern Virginia Bankshares Inc.	71,622	541
	Bear State Financial Inc.	57,169	539
*	Atlantic Capital Bancshares Inc.	36,032	521
	Sotherly Hotels Inc.	90,373	510
*	Provident Bancorp Inc.	32,975	508
*	Southern First Bancshares Inc.	20,871	503
	Premier Financial Bancorp Inc.	29,831	503
	Citizens Holding Co.	22,634	496
	Gladstone Land Corp.	44,350	491
	Hingham Institution for Savings	3,956	486
*	Entegra Financial Corp.	27,680	484
^	FXCM Inc. Class A	55,800	483
	Federal Agricultural Mortgage Corp. Class A	12,787	472
	Norwood Financial Corp.	16,771	470
	Blue Capital Reinsurance Holdings Ltd.	22,260	412
^	Union Bankshares Inc.	11,206	407
*	Xenith Bankshares Inc.	50,705	403
^	Civista Bancshares Inc.	29,098	381
*,^	Stonegate Mortgage Corp.	109,868	369
	US Global Investors Inc. Class A	210,856	358
	Investar Holding Corp.	22,983	353
*	First Marblehead Corp.	72,565	353
	LaPorte Bancorp Inc.	21,551	352
	SB Financial Group Inc.	31,319	340
	Silvercrest Asset Management Group Inc. Class A	27,768	340
*	1st Century Bancshares Inc.	30,165	338
	First Savings Financial Group Inc.	9,746	337
*	BRT Realty Trust	44,049	315
	First Bancshares Inc.	17,269	298
	A-Mark Precious Metals Inc.	17,877	289
	Two River Bancorp	26,479	288
	TheStreet Inc.	248,073	280
*	Atlanticus Holdings Corp.	92,614	270
*	Anchor Bancorp Inc.	11,400	269
*	Allegiance Bancshares Inc.	10,502	261
	First Clover Leaf Financial Corp.	21,799	259
	Georgetown Bancorp Inc.	12,400	252
	Old Point Financial Corp.	12,862	247
*	Avenue Financial Holdings Inc.	12,063	237
*	Health Insurance Innovations Inc. Class A	55,404	218
*	First Acceptance Corp.	155,452	218
*	National Commerce Corp.	8,936	208
	United Bancshares Inc.	11,489	205
*	Royal Bancshares of Pennsylvania Inc.	88,717	201
*	Select Bancorp Inc.	23,684	191
	CB Financial Services Inc.	8,114	173
	Fifth Street Asset Management Inc.	41,906	169
	People's Utah Bancorp	9,807	163
*	Central Federal Corp.	119,516	163
	Griffin Industrial Realty Inc.	5,266	161
*	InterGroup Corp.	6,400	160
^	American Farmland Co.	25,570	154

22

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	FS Bancorp Inc.	6,051	153
	Wolverine Bancorp Inc.	5,954	152
	IF Bancorp Inc.	7,557	139
	SmartFinancial Inc.	8,758	135
*	Malvern Bancorp Inc.	8,558	134
	Manhattan Bridge Capital Inc.	24,275	129
	Greene County Bancorp Inc.	7,840	128
*	Severn Bancorp Inc.	19,055	114
	Sussex Bancorp	8,387	112
	Wheeler REIT Inc.	70,626	109
*	Magyar Bancorp Inc.	10,365	102
	Southwest Georgia Financial Corp.	6,935	101
	United Community Bancorp	7,174	101
*	Hamilton Bancorp Inc.	7,058	98
	Glen Burnie Bancorp	9,147	98
	United Bancorp Inc.	9,360	91
	Bank of South Carolina Corp.	5,642	89
*	Equity Bancshares Inc. Class A	3,921	87
	MSB Financial Corp.	6,176	85
*,^	ZAIS Group Holdings Inc.	29,300	82
	Community Financial Corp.	3,383	75
	Eagle Bancorp Montana Inc.	5,462	69
	Medley Management Inc. Class A	11,223	66
*	Peoples Financial Corp.	6,186	64
	Kentucky First Federal Bancorp	7,514	62
*	Porter Bancorp Inc.	36,051	55
	First Capital Inc.	1,612	53
*	Condor Hospitality Trust Inc.	31,965	49
	Oconee Federal Financial Corp.	2,383	47
	PB Bancorp Inc.	5,101	43
	Salisbury Bancorp Inc.	1,341	40
	Kingstone Cos. Inc.	4,109	36
	Mackinac Financial Corp.	3,236	36
*	1347 Property Insurance Holdings Inc.	5,528	35
*	Conifer Holdings Inc.	5,088	35
	Community West Bancshares	4,500	33
	Willis Towers Watson plc	240	30
	Fauquier Bankshares Inc.	1,931	28
	Global Self Storage Inc.	4,745	26
	Mid Penn Bancorp Inc.	1,384	22
*	Patriot National Bancorp Inc.	1,479	19
*	Village Bank and Trust Financial Corp.	600	14
*	Howard Bancorp Inc.	820	11
	Landmark Bancorp Inc.	420	11
	California First National Bancorp	703	10
	Auburn National Bancorporation Inc.	359	10
	Value Line Inc.	586	10
	Elmira Savings Bank	431	8
	Wellesley Bank	300	6
	Summit State Bank	400	5
*	CKX Lands Inc.	399	5
	Atlantic American Corp.	1,084	4
*	Transcontinental Realty Investors Inc.	400	4
	Bancorp of New Jersey Inc.	300	4
*	Broadway Financial Corp.	1,800	3
	Lake Shore Bancorp Inc.	200	3
	Stewardship Financial Corp.	400	3
*	Siebert Financial Corp.	1,836	2
	United Security Bancshares Inc.	192	2
	Evans Bancorp Inc.	57	1
*	Power REIT	200	1
	Institutional Financial Markets Inc.	649	1
*	Tejon Ranch Co. Warrants Exp. 08/31/2016	17,984	—
			11,383,835

23

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
Health Care (11.9%)
*	Incyte Corp.	1,936,669	154,895
*	BioMarin Pharmaceutical Inc.	1,833,117	142,617
*	Medivation Inc.	1,863,559	112,373
*	Mettler-Toledo International Inc.	301,639	110,074
	ResMed Inc.	1,591,463	100,628
*	Jazz Pharmaceuticals plc	683,909	96,643
	Cooper Cos. Inc.	548,828	94,162
*	IDEXX Laboratories Inc.	1,009,558	93,748
	Teleflex Inc.	495,215	87,807
*	MEDNAX Inc.	1,061,885	76,912
*	DexCom Inc.	954,168	75,694
*	Alkermes plc	1,713,182	74,044
*	Quintiles Transnational Holdings Inc.	1,054,154	68,857
	STERIS plc	968,108	66,557
*	Align Technology Inc.	819,422	66,004
	West Pharmaceutical Services Inc.	822,437	62,407
*	VCA Inc.	909,345	61,481
*	athenahealth Inc.	439,779	60,694
*	WellCare Health Plans Inc.	500,477	53,691
*	Envision Healthcare Holdings Inc.	2,115,029	53,658
*	United Therapeutics Corp.	501,371	53,105
*	Seattle Genetics Inc.	1,225,913	49,539
*	ABIOMED Inc.	441,072	48,205
	Bio-Techne Corp.	424,531	47,874
*	Amsurg Corp.	604,364	46,862
*	Alnylam Pharmaceuticals Inc.	842,794	46,767
*	Acadia Healthcare Co. Inc.	841,444	46,616
*	Charles River Laboratories International Inc.	529,539	43,655
*	IMS Health Holdings Inc.	1,674,643	42,469
*	Neurocrine Biosciences Inc.	906,410	41,196
*	Alere Inc.	979,424	40,822
	HealthSouth Corp.	1,039,938	40,370
*	PAREXEL International Corp.	610,835	38,409
*	Veeva Systems Inc. Class A	1,087,784	37,115
*,^	OPKO Health Inc.	3,657,642	34,162
*	Team Health Holdings Inc.	825,220	33,562
*	Bio-Rad Laboratories Inc. Class A	234,662	33,561
*	NuVasive Inc.	559,487	33,413
*	Prestige Brands Holdings Inc.	601,954	33,348
	Hill-Rom Holdings Inc.	645,554	32,568
*	ACADIA Pharmaceuticals Inc.	1,002,117	32,529
*,^	Juno Therapeutics Inc.	841,722	32,356
*	Brookdale Senior Living Inc.	2,093,539	32,324
*	LifePoint Health Inc.	491,242	32,112
*	TESARO Inc.	381,512	32,066
*	Ionis Pharmaceuticals Inc.	1,367,330	31,845
*	Tenet Healthcare Corp.	1,116,687	30,865
*	Medidata Solutions Inc.	642,273	30,103
*	Catalent Inc.	1,236,765	28,433
	Cantel Medical Corp.	412,035	28,319
	Bruker Corp.	1,242,985	28,265
*,^	Intercept Pharmaceuticals Inc.	196,645	28,057
*	Akorn Inc.	964,741	27,481
*	Allscripts Healthcare Solutions Inc.	2,150,904	27,316
*	Horizon Pharma plc	1,654,135	27,244
*	Ligand Pharmaceuticals Inc.	224,900	26,824
*	Masimo Corp.	509,978	26,781
*	Medicines Co.	793,652	26,691
	Owens & Minor Inc.	707,196	26,435
	Chemed Corp.	193,015	26,310
*	Integra LifeSciences Holdings Corp.	329,757	26,308
*	VWR Corp.	880,932	25,459
*	Cepheid	826,797	25,424

24

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Myriad Genetics Inc.	811,074	24,819
*	LivaNova plc	484,031	24,313
*	Neogen Corp.	432,082	24,305
*,^	Kite Pharma Inc.	484,703	24,235
*	Molina Healthcare Inc.	458,990	22,904
*	Impax Laboratories Inc.	786,761	22,674
*,^	Novavax Inc.	3,108,741	22,601
*	Nektar Therapeutics	1,567,456	22,305
*	AMN Healthcare Services Inc.	534,598	21,368
*	Wright Medical Group NV	1,166,993	20,271
*	Ultragenyx Pharmaceutical Inc.	404,471	19,783
*	Insulet Corp.	646,796	19,559
*	Globus Medical Inc.	806,489	19,219
*	Ironwood Pharmaceuticals Inc. Class A	1,466,750	19,178
*	Cambrex Corp.	364,165	18,838
*	ICU Medical Inc.	166,824	18,809
*	Exelixis Inc.	2,388,636	18,655
*	Magellan Health Inc.	279,508	18,383
*	Bluebird Bio Inc.	421,396	18,242
*	Halyard Health Inc.	532,728	17,324
*	INC Research Holdings Inc. Class A	449,040	17,122
*	Premier Inc. Class A	519,944	17,002
*	Haemonetics Corp.	582,613	16,890
*	HMS Holdings Corp.	957,584	16,863
*	Ophthotech Corp.	321,603	16,411
*	Amedisys Inc.	322,474	16,278
*	ARIAD Pharmaceuticals Inc.	2,158,906	15,954
*	Community Health Systems Inc.	1,273,914	15,351
*	ExamWorks Group Inc.	438,297	15,275
*	Portola Pharmaceuticals Inc.	643,923	15,197
*	Surgical Care Affiliates Inc.	310,454	14,799
*	NxStage Medical Inc.	682,435	14,795
*	TherapeuticsMD Inc.	1,733,878	14,738
*	PRA Health Sciences Inc.	350,875	14,653
*	Natus Medical Inc.	381,874	14,435
*,^	Radius Health Inc.	389,891	14,328
*	Pacira Pharmaceuticals Inc.	424,024	14,302
	CONMED Corp.	298,698	14,257
*	Omnicell Inc.	415,261	14,214
*	Air Methods Corp.	394,906	14,149
*	Diplomat Pharmacy Inc.	402,836	14,099
*,^	Intrexon Corp.	569,756	14,022
*	Prothena Corp. plc	393,684	13,763
*	Depomed Inc.	700,627	13,746
*,^	Inovalon Holdings Inc. Class A	761,908	13,722
*	Exact Sciences Corp.	1,119,820	13,718
*	Acorda Therapeutics Inc.	525,898	13,413
*	Intra-Cellular Therapies Inc. Class A	343,636	13,340
*	Acceleron Pharma Inc.	380,152	12,918
*	Select Medical Holdings Corp.	1,188,157	12,915
*	Cynosure Inc. Class A	261,424	12,717
*,^	Agios Pharmaceuticals Inc.	302,082	12,656
*,^	Spark Therapeutics Inc.	244,544	12,504
*	HealthEquity Inc.	404,897	12,303
*	Alder Biopharmaceuticals Inc.	491,439	12,271
*	Five Prime Therapeutics Inc.	289,795	11,983
	Abaxis Inc.	248,309	11,728
	Analogic Corp.	147,569	11,723
	Ensign Group Inc.	547,665	11,506
*	HeartWare International Inc.	198,926	11,488
*	Nevro Corp.	151,914	11,205
*	Celator Pharmaceuticals Inc.	366,383	11,057
	Kindred Healthcare Inc.	961,980	10,861
*	Halozyme Therapeutics Inc.	1,248,728	10,777

25

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Achillion Pharmaceuticals Inc.	1,345,687	10,496
*	Repligen Corp.	380,921	10,422
*	Merit Medical Systems Inc.	517,348	10,259
*	LDR Holding Corp.	277,466	10,252
*	Endologix Inc.	822,330	10,246
*	Zeltiq Aesthetics Inc.	365,706	9,995
*,^	Innoviva Inc.	946,256	9,964
*	Emergent BioSolutions Inc.	353,452	9,939
	Meridian Bioscience Inc.	497,104	9,694
*	FibroGen Inc.	580,805	9,531
*	AMAG Pharmaceuticals Inc.	396,017	9,473
*	Spectranetics Corp.	496,240	9,285
*	MacroGenics Inc.	343,156	9,262
*,^	MiMedx Group Inc.	1,141,890	9,112
*,^	Sarepta Therapeutics Inc.	475,813	9,074
	US Physical Therapy Inc.	150,348	9,052
*	Greatbatch Inc.	289,316	8,949
*	Anika Therapeutics Inc.	166,311	8,923
*	Luminex Corp.	435,128	8,803
*	Theravance Biopharma Inc.	387,033	8,782
	National HealthCare Corp.	134,680	8,719
*	PharMerica Corp.	347,127	8,560
*	Orthofix International NV	200,346	8,495
*,^	Adeptus Health Inc. Class A	163,354	8,439
*	Vascular Solutions Inc.	200,799	8,365
*,^	ZIOPHARM Oncology Inc.	1,501,501	8,243
*	Inogen Inc.	164,262	8,231
*	Synergy Pharmaceuticals Inc.	2,150,215	8,171
*	Supernus Pharmaceuticals Inc.	393,480	8,015
*	Momenta Pharmaceuticals Inc.	739,443	7,986
*,^	Keryx Biopharmaceuticals Inc.	1,200,496	7,947
*,^	Cempra Inc.	470,463	7,758
*	Amicus Therapeutics Inc.	1,420,248	7,755
*	HealthStream Inc.	288,024	7,638
*,^	Lannett Co. Inc.	320,483	7,624
*,^	Lexicon Pharmaceuticals Inc.	528,587	7,585
*	Puma Biotechnology Inc.	251,819	7,502
*	Dermira Inc.	256,151	7,492
*	Xencor Inc.	392,713	7,458
*	SciClone Pharmaceuticals Inc.	568,194	7,421
	Aceto Corp.	337,456	7,387
	Atrion Corp.	17,114	7,322
*	Cerus Corp.	1,173,169	7,321
*	Merrimack Pharmaceuticals Inc.	1,354,954	7,303
*	LHC Group Inc.	168,470	7,291
*,^	Inovio Pharmaceuticals Inc.	775,023	7,161
*	Insmed Inc.	719,349	7,093
*	Amphastar Pharmaceuticals Inc.	410,610	6,619
*	Cardiovascular Systems Inc.	352,951	6,485
*	Triple-S Management Corp. Class B	265,200	6,479
*	Dynavax Technologies Corp.	438,688	6,396
*,^	Relypsa Inc.	345,049	6,383
*,^	Heron Therapeutics Inc.	353,380	6,379
*	Providence Service Corp.	141,178	6,336
*	Retrophin Inc.	354,012	6,305
*	Quidel Corp.	350,219	6,255
	Quality Systems Inc.	519,215	6,184
*	Capital Senior Living Corp.	333,163	5,887
*	Sage Therapeutics Inc.	192,594	5,803
*	Vanda Pharmaceuticals Inc.	514,150	5,753
*	Genomic Health Inc.	219,087	5,673
*	Pacific Biosciences of California Inc.	789,710	5,556
*	Array BioPharma Inc.	1,549,443	5,516
*,^	Aerie Pharmaceuticals Inc.	313,025	5,509

26

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*,^	Coherus Biosciences Inc.	322,832	5,453
*	Raptor Pharmaceutical Corp.	1,006,157	5,403
*	Clovis Oncology Inc.	386,364	5,301
*	CorVel Corp.	121,906	5,264
*	BioTelemetry Inc.	318,692	5,195
*	Cross Country Healthcare Inc.	365,084	5,082
	Computer Programs & Systems Inc.	126,368	5,045
*	Celldex Therapeutics Inc.	1,148,711	5,043
*	Corcept Therapeutics Inc.	918,517	5,015
*	Accuray Inc.	961,336	4,989
*	ANI Pharmaceuticals Inc.	88,442	4,937
*	Arena Pharmaceuticals Inc.	2,853,512	4,880
*,^	Albany Molecular Research Inc.	359,922	4,837
*,^	Geron Corp.	1,799,942	4,824
*	XenoPort Inc.	683,617	4,813
*	Healthways Inc.	412,235	4,761
*	Sangamo BioSciences Inc.	816,585	4,728
	Landauer Inc.	114,737	4,723
*	NeoGenomics Inc.	587,186	4,721
	Universal American Corp.	618,224	4,686
*	GenMark Diagnostics Inc.	533,235	4,639
*	Spectrum Pharmaceuticals Inc.	701,751	4,611
*	AtriCure Inc.	322,152	4,552
*,^	Accelerate Diagnostics Inc.	311,094	4,477
*,^	Omeros Corp.	420,286	4,421
*	Atara Biotherapeutics Inc.	196,331	4,419
*	Lion Biotechnologies Inc.	544,061	4,407
*	K2M Group Holdings Inc.	281,887	4,375
*	Almost Family Inc.	102,631	4,373
	Invacare Corp.	359,542	4,361
*	Epizyme Inc.	424,469	4,347
*,^	Cytokinetics Inc.	453,699	4,306
*	Civitas Solutions Inc.	204,816	4,266
*	Sagent Pharmaceuticals Inc.	276,085	4,136
*	Otonomy Inc.	258,327	4,102
*	OraSure Technologies Inc.	692,201	4,091
*	SurModics Inc.	173,697	4,078
*,^	Eagle Pharmaceuticals Inc.	105,051	4,075
*	Press Ganey Holdings Inc.	102,445	4,031
*,^	MannKind Corp.	3,427,379	3,976
	Phibro Animal Health Corp. Class A	212,295	3,961
*,^	Rockwell Medical Inc.	520,797	3,942
	CryoLife Inc.	330,398	3,902
*	AngioDynamics Inc.	267,481	3,844
*,^	Arrowhead Pharmaceuticals Inc.	707,625	3,765
*	Vocera Communications Inc.	280,616	3,606
*,^	Organovo Holdings Inc.	959,099	3,568
*,^	Insys Therapeutics Inc.	274,661	3,554
*,^	Teligent Inc.	487,494	3,481
*	Progenics Pharmaceuticals Inc.	822,819	3,472
*	Agenus Inc.	838,828	3,397
*	Quorum Health Corp.	316,081	3,385
*	Enanta Pharmaceuticals Inc.	149,701	3,301
*	Heska Corp.	86,581	3,218
*,^	ImmunoGen Inc.	1,006,762	3,101
*	Revance Therapeutics Inc.	226,827	3,085
*	Fluidigm Corp.	337,163	3,045
*	Surgery Partners Inc.	168,441	3,015
*	Exactech Inc.	112,582	3,010
*	Enzo Biochem Inc.	490,403	2,928
*	Rigel Pharmaceuticals Inc.	1,300,114	2,899
*	Loxo Oncology Inc.	125,015	2,898
*	American Renal Associates Holdings Inc.	99,006	2,868
*	Sucampo Pharmaceuticals Inc. Class A	260,970	2,863

27

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Intersect ENT Inc.	221,100	2,859
*,^	Foundation Medicine Inc.	147,394	2,750
*	NewLink Genetics Corp.	242,433	2,730
*,^	TG Therapeutics Inc.	450,294	2,729
*	Evolent Health Inc. Class A	141,217	2,711
*	Akebia Therapeutics Inc.	361,023	2,700
*	Penumbra Inc.	45,055	2,681
*	Adamas Pharmaceuticals Inc.	173,137	2,621
*,^	Advaxis Inc.	318,203	2,574
*	PTC Therapeutics Inc.	364,988	2,562
*	Seres Therapeutics Inc.	87,238	2,534
*	RTI Surgical Inc.	704,512	2,529
*	Versartis Inc.	226,651	2,507
*	BioCryst Pharmaceuticals Inc.	873,055	2,479
*	La Jolla Pharmaceutical Co.	153,564	2,457
*,^	MediciNova Inc.	324,057	2,447
*,^	Immunomedics Inc.	1,051,443	2,439
*	Imprivata Inc.	171,939	2,407
*	Trevena Inc.	369,958	2,331
*,^	Anavex Life Sciences Corp.	376,396	2,300
	LeMaitre Vascular Inc.	161,117	2,299
*	BioScrip Inc.	897,078	2,288
*,^	Avexis Inc.	59,393	2,258
*	BioSpecifics Technologies Corp.	55,219	2,205
*,^	Athersys Inc.	1,004,234	2,179
*	Curis Inc.	1,385,629	2,162
*	Glaukos Corp.	73,609	2,146
*,^	Aratana Therapeutics Inc.	338,857	2,142
*	Blueprint Medicines Corp.	103,015	2,086
*	RadNet Inc.	381,606	2,038
*,^	AAC Holdings Inc.	88,691	2,024
*	Cutera Inc.	178,511	2,001
*	Zogenix Inc.	248,153	1,998
*	STAAR Surgical Co.	356,289	1,963
*,^	WaVe Life Sciences Ltd.	94,577	1,957
*	Chimerix Inc.	496,947	1,953
*,^	InVivo Therapeutics Holdings Corp.	335,255	1,938
*	Concert Pharmaceuticals Inc.	170,692	1,917
*	Tetraphase Pharmaceuticals Inc.	442,735	1,904
*	Vitae Pharmaceuticals Inc.	175,396	1,893
*	OncoMed Pharmaceuticals Inc.	151,804	1,869
*	FONAR Corp.	91,223	1,857
*	Medgenics Inc.	333,743	1,852
	Digirad Corp.	357,829	1,843
*	IRIDEX Corp.	124,319	1,839
*,^	Editas Medicine Inc.	75,340	1,838
*	Antares Pharma Inc.	1,737,246	1,824
	Utah Medical Products Inc.	28,929	1,823
*	Castlight Health Inc. Class B	457,198	1,811
*	Applied Genetic Technologies Corp.	127,457	1,801
*	Aclaris Therapeutics Inc.	94,863	1,752
*	Tandem Diabetes Care Inc.	231,738	1,747
*,^	Idera Pharmaceuticals Inc.	1,134,422	1,736
*	Karyopharm Therapeutics Inc.	257,171	1,726
*	Flexion Therapeutics Inc.	115,289	1,725
*,^	BioTime Inc.	651,965	1,702
*	Ardelyx Inc.	193,819	1,692
*,^	NanoString Technologies Inc.	132,257	1,666
	Simulations Plus Inc.	220,216	1,665
*	Durect Corp.	1,358,418	1,657
*,^	PharmAthene Inc.	672,003	1,640
*	Global Blood Therapeutics Inc.	98,623	1,636
*,^	Sorrento Therapeutics Inc.	290,100	1,625
*,^	Vital Therapies Inc.	261,556	1,622

28

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Ignyta Inc.	295,477	1,601
*	Esperion Therapeutics Inc.	161,372	1,594
*	Endocyte Inc.	493,423	1,584
*	Natera Inc.	129,471	1,562
*,^	Synthetic Biologics Inc.	860,727	1,549
*	Teladoc Inc.	96,046	1,539
*	OvaScience Inc.	291,529	1,519
*	Harvard Bioscience Inc.	515,037	1,473
*,^	Trovagene Inc.	323,383	1,465
*,^	ChromaDex Corp.	352,534	1,459
*,^	CytRx Corp.	649,287	1,448
*,^	Collegium Pharmaceutical Inc.	121,351	1,438
*	Pfenex Inc.	171,086	1,432
*	Pain Therapeutics Inc.	653,413	1,431
*	Zafgen Inc.	233,560	1,399
*,^	VIVUS Inc.	1,215,043	1,361
^	Osiris Therapeutics Inc.	260,064	1,324
*	Aimmune Therapeutics Inc.	120,359	1,302
*	Addus HomeCare Corp.	74,128	1,292
*	Stemline Therapeutics Inc.	190,161	1,287
*	Entellus Medical Inc.	69,444	1,269
*,^	BioDelivery Sciences International Inc.	532,396	1,256
*	Anthera Pharmaceuticals Inc.	406,474	1,256
*,^	Sequenom Inc.	1,373,123	1,255
*	SeaSpine Holdings Corp.	119,114	1,248
*	Inotek Pharmaceuticals Corp.	165,474	1,231
*	Minerva Neurosciences Inc.	119,130	1,216
	Psychemedics Corp.	84,492	1,161
*	iRadimed Corp.	53,157	1,157
*	Five Star Quality Care Inc.	492,108	1,152
*	Derma Sciences Inc.	289,434	1,140
*,^	XBiotech Inc.	54,398	1,138
*	Flex Pharma Inc.	110,680	1,130
*	Bio-Path Holdings Inc.	562,620	1,120
	National Research Corp. Class A	81,641	1,118
*	Bellicum Pharmaceuticals Inc.	84,824	1,099
*	ChemoCentryx Inc.	242,504	1,089
*,^	Fortress Biotech Inc.	399,008	1,073
*	AxoGen Inc.	155,537	1,070
*	T2 Biosystems Inc.	132,140	1,043
*	Aduro Biotech Inc.	91,409	1,034
*	Cascadian Therapeutics Inc.	1,093,944	1,032
*	AcelRx Pharmaceuticals Inc.	376,181	1,012
*	Mirati Therapeutics Inc.	180,979	988
*	Juniper Pharmaceuticals Inc.	140,913	988
*,^	Proteostasis Therapeutics Inc.	80,750	980
*	Regulus Therapeutics Inc.	333,576	964
*,^	Navidea Biopharmaceuticals Inc.	1,809,410	960
*,^	Mast Therapeutics Inc.	2,040,683	959
*,^	Galena Biopharma Inc.	2,051,980	956
*	Symmetry Surgical Inc.	72,466	951
*,^	Genocea Biosciences Inc.	230,205	944
*,^	Ohr Pharmaceutical Inc.	339,890	931
*	Cara Therapeutics Inc.	191,986	923
*,^	TransEnterix Inc.	711,421	868
*	Peregrine Pharmaceuticals Inc.	2,332,486	849
*,^	CytoSorbents Corp.	184,558	840
*,^	Titan Pharmaceuticals Inc.	153,341	839
*,^	Cellular Biomedicine Group Inc.	69,766	836
*	pSivida Corp.	295,559	836
*,^	Corindus Vascular Robotics Inc.	584,889	836
*	Edge Therapeutics Inc.	81,635	825
*	Veracyte Inc.	160,650	808
*	Icad Inc.	151,494	791

29

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*,^	CorMedix Inc.	396,521	789
*,^	Sientra Inc.	119,073	784
*	IsoRay Inc.	899,206	782
*,^	CTI BioPharma Corp.	2,267,823	771
*,^	Actinium Pharmaceuticals Inc.	419,431	742
*	ConforMIS Inc.	105,299	739
*	Infinity Pharmaceuticals Inc.	554,180	737
*	Paratek Pharmaceuticals Inc.	52,868	735
*,^	Calithera Biosciences Inc.	197,336	732
*	NanoViricides Inc.	457,015	731
*,^	Ampio Pharmaceuticals Inc.	562,132	725
*,^	Avinger Inc.	60,628	723
*	Alliance HealthCare Services Inc.	115,180	719
*	Immune Design Corp.	87,960	718
*	Nuvectra Corp.	95,491	707
*,^	Aquinox Pharmaceuticals Inc.	104,129	689
*,^	XOMA Corp.	1,243,996	686
*	AVEO Pharmaceuticals Inc.	695,779	669
*,^	Invitae Corp.	87,701	648
*	Egalet Corp.	127,099	630
*	Assembly Biosciences Inc.	113,542	630
*	NantKwest Inc.	99,952	622
*,^	Argos Therapeutics Inc.	101,173	620
*,^	GlycoMimetics Inc.	84,705	616
*,^	Orexigen Therapeutics Inc.	1,387,470	597
*,^	Biolase Inc.	495,670	580
*,^	MEI Pharma Inc.	425,361	578
*	Neos Therapeutics Inc.	62,300	578
*	Catalyst Pharmaceuticals Inc.	807,654	573
*	Adverum Biotechnologies Inc.	180,523	570
*	Vericel Corp.	252,008	567
*,^	iBio Inc.	778,558	561
*	Tobira Therapeutics Inc.	43,776	550
*,^	Lipocine Inc.	178,856	544
*,^	Second Sight Medical Products Inc.	151,356	542
*	ArQule Inc.	284,815	541
*	Sharps Compliance Corp.	123,176	541
*,^	Unilife Corp.	161,837	532
*	Agile Therapeutics Inc.	69,322	528
*	Aegerion Pharmaceuticals Inc.	350,486	522
*,^	Brainstorm Cell Therapeutics Inc.	214,458	517
*	Selecta Biosciences Inc.	36,880	516
*	Cotiviti Holdings Inc.	24,300	513
*	Genesis Healthcare Inc.	288,945	511
*	Verastem Inc.	387,466	504
*	Dicerna Pharmaceuticals Inc.	167,033	501
*	CEL-SCI Corp.	1,088,791	501
*	Kindred Biosciences Inc.	141,016	499
*,^	Threshold Pharmaceuticals Inc.	775,237	493
*	Rexahn Pharmaceuticals Inc.	1,933,925	486
*	Corbus Pharmaceuticals Holdings Inc.	160,949	481
*	Repros Therapeutics Inc.	298,827	481
*	vTv Therapeutics Inc. Class A	79,140	459
*	Sunesis Pharmaceuticals Inc.	834,174	457
*	Ocular Therapeutix Inc.	91,701	454
*,^	Tokai Pharmaceuticals Inc.	81,496	449
*	Achaogen Inc.	116,703	442
*	Vical Inc.	94,922	430
*	Conatus Pharmaceuticals Inc.	205,773	424
*	Tonix Pharmaceuticals Holding Corp.	212,235	422
*	Corium International Inc.	120,039	417
*,^	Alimera Sciences Inc.	334,274	411
*,^	Tenax Therapeutics Inc.	158,300	405
*	Palatin Technologies Inc.	915,420	404

30

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Celsion Corp.	317,144	403
*	Nivalis Therapeutics Inc.	87,222	401
*	EndoChoice Holdings Inc.	81,535	400
*	Cymabay Therapeutics Inc.	227,730	396
*	CytomX Therapeutics Inc.	37,412	382
*	Cumberland Pharmaceuticals Inc.	83,070	374
*,^	Fibrocell Science Inc.	323,296	372
*	Asterias Biotherapeutics Inc.	154,267	370
*	Fate Therapeutics Inc.	210,567	358
*	Aviragen Therapeutics Inc.	254,062	356
*,^	Galectin Therapeutics Inc.	238,262	350
*	Synta Pharmaceuticals Corp.	1,329,697	346
*	Dipexium Pharmaceuticals Inc.	34,868	346
*	REGENXBIO Inc.	43,095	345
*	Neuralstem Inc.	1,160,119	338
*	Cerulean Pharma Inc.	154,439	327
*	MyoKardia Inc.	26,273	326
*,^	Northwest Biotherapeutics Inc.	546,665	318
*,^	ContraVir Pharmaceuticals Inc.	299,728	312
*	OncoGenex Pharmaceuticals Inc.	309,190	309
*,^	Eiger BioPharmaceuticals Inc.	15,052	298
*	Recro Pharma Inc.	37,150	295
*	Cytori Therapeutics Inc.	137,064	286
	AdCare Health Systems Inc.	154,765	285
*,^	Abeona Therapeutics Inc.	118,898	281
*	Caladrius Biosciences Inc.	473,721	280
*	Hemispherx Biopharma Inc.	2,409,402	278
*	Opexa Therapeutics Inc.	65,359	270
*	Alphatec Holdings Inc.	750,358	263
*	Hansen Medical Inc.	65,783	261
*,^	Zynerba Pharmaceuticals Inc.	38,103	261
*	Ocera Therapeutics Inc.	136,846	260
*	Bovie Medical Corp.	157,978	259
*	Retractable Technologies Inc.	101,655	256
*	Invuity Inc.	26,656	254
*,^	Cancer Genetics Inc.	127,650	254
*,^	Adamis Pharmaceuticals Corp.	90,612	254
*	KemPharm Inc.	61,458	245
*,^	Mateon Therapeutics Inc.	348,782	244
*	Biodel Inc.	749,250	233
*,^	Chiasma Inc.	77,680	225
*	ImmunoCellular Therapeutics Ltd.	961,553	221
*	Cidara Therapeutics Inc.	21,340	220
*,^	TearLab Corp. Class A	341,643	219
*,^	Reata Pharmaceuticals Inc. Class A	10,807	213
*	Apricus Biosciences Inc.	521,892	209
*,^	Pernix Therapeutics Holdings Inc.	461,099	207
*	Cogentix Medical Inc.	213,016	205
*,^	Amedica Corp.	155,177	205
*,^	GTx Inc.	365,136	201
*	MGC Diagnostics Corp.	30,659	200
*	Nanosphere Inc.	112,774	191
*	Lantheus Holdings Inc.	51,715	190
*	Electromed Inc.	48,264	186
*	Tracon Pharmaceuticals Inc.	41,815	183
*	aTyr Pharma Inc.	65,590	182
*	Chembio Diagnostics Inc.	22,135	181
*,^	Sunshine Heart Inc.	376,718	174
*,^	Stereotaxis Inc.	178,126	167
*	Catabasis Pharmaceuticals Inc.	45,129	167
*	Cyclacel Pharmaceuticals Inc.	33,218	167
*	Provectus Biopharmaceuticals Inc. Class A	449,359	166
*	Dimension Therapeutics Inc.	27,655	166
*	Acura Pharmaceuticals Inc.	89,117	165

31

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Venaxis Inc.	46,580	164
*	Biostage Inc.	141,248	161
*	CAS Medical Systems Inc.	86,382	159
*	Voyager Therapeutics Inc.	14,237	156
*,^	Oculus Innovative Sciences Inc.	38,397	154
*	CoLucid Pharmaceuticals Inc.	17,914	146
*	Connecture Inc.	63,388	143
*	Proteon Therapeutics Inc.	17,517	141
*	CASI Pharmaceuticals Inc.	119,606	140
*	Misonix Inc.	27,669	139
*	Evoke Pharma Inc.	20,310	139
*,^	Windtree Therapeutics Inc.	71,088	137
*	Imprimis Pharmaceuticals Inc.	36,209	136
*	Dextera Surgical Inc.	73,902	133
*	ERBA Diagnostics Inc.	164,869	132
*	Cleveland BioLabs Inc.	45,001	127
*,^	RXi Pharmaceuticals Corp.	52,573	126
*,^	Eleven Biotherapeutics Inc.	72,856	122
*	Aethlon Medical Inc.	20,710	118
	Catalyst Biosciences Inc.	71,358	108
*	Bioanalytical Systems Inc.	91,696	107
*,^	Marinus Pharmaceuticals Inc.	82,442	105
*	Oncocyte Corp.	29,009	103
*,^	Biocept Inc.	144,418	96
*	ProPhase Labs Inc.	72,896	95
*	Alliqua BioMedical Inc.	84,563	95
*	Echo Therapeutics Inc.	70,606	92
*	Onconova Therapeutics Inc.	15,457	89
*	ARCA biopharma Inc.	28,967	84
*,^	Cellectar Biosciences Inc.	23,402	81
*	Atossa Genetics Inc.	270,794	76
*,^	Capnia Inc.	60,966	71
*	EPIRUS Biopharmaceuticals Inc.	156,090	71
*	Presbia plc	15,400	70
	Daxor Corp.	8,705	69
*	OncoSec Medical Inc.	42,072	69
*	InfuSystem Holdings Inc.	26,041	68
*,^	EyeGate Pharmaceuticals Inc.	26,070	68
*,^	Wright Medical Group Inc. CVR	52,493	66
*	GenVec Inc.	111,394	64
*,^	Great Basin Scientific Inc.	34,176	60
	Hooper Holmes Inc.	49,463	60
*	Heat Biologics Inc.	81,727	58
*,^	Neothetics Inc.	58,467	57
*	Carbylan Therapeutics Inc.	84,490	56
*	Syndax Pharmaceuticals Inc.	5,596	55
*	Vermillion Inc.	49,637	55
*,^	StemCells Inc.	120,425	48
*	Axsome Therapeutics Inc.	6,371	48
*	PhotoMedex Inc.	189,675	48
*	Senseonics Holdings Inc.	12,003	47
*	Corvus Pharmaceuticals Inc.	3,145	45
*,^	GlobeImmune Inc.	22,701	44
*	NeuroMetrix Inc.	26,521	44
*	TetraLogic Pharmaceuticals Corp.	141,249	43
*	Aldeyra Therapeutics Inc.	7,534	43
*	Oragenics Inc.	82,900	42
*,^	Signal Genetics Inc.	97,775	42
*,^	NovaBay Pharmaceuticals Inc.	16,403	41
*	Escalon Medical Corp.	59,011	40
*	CareDx Inc.	8,500	37
*	Strata Skin Sciences Inc.	54,307	33
*	Interpace Diagnostics Group Inc.	99,850	33
*	BioLife Solutions Inc.	19,755	32

32

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Jaguar Animal Health Inc.	16,900	31
*	SunLink Health Systems Inc.	60,871	30
*	Transgenomic Inc.	51,199	28
*,^	Immune Pharmaceuticals Inc.	69,649	28
*	Streamline Health Solutions Inc.	21,760	26
*,^	Skyline Medical Inc.	157,708	24
*	Mirna Therapeutics Inc.	5,500	23
*	SCYNEXIS Inc.	9,918	22
*	Akers Biosciences Inc.	6,490	21
*	HTG Molecular Diagnostics Inc.	7,700	20
*	Aeglea BioTherapeutics Inc.	3,853	19
*	USMD Holdings Inc.	991	19
*,^	EnteroMedics Inc.	62,427	18
*	WaferGen Bio-systems Inc.	21,088	17
*	Ceres Inc.	43,655	17
*,^	Delcath Systems Inc.	66,129	17
*	ViewRay Inc.	3,708	15
*	Ligand Pharmaceuticals Inc. Rights	395,811	15
*	InspireMD Inc.	43,009	14
	Span-America Medical Systems Inc.	705	13
*	CombiMatrix Corp.	4,389	13
*	Capricor Therapeutics Inc.	3,104	12
*	Pro-Dex Inc.	2,205	12
*	Medovex Corp.	9,195	12
*	OpGen Inc.	7,330	11
*	Xtant Medical Holdings Inc.	5,700	11
	Ligand Pharmaceuticals Inc. Rights	395,811	10
*	Kura Oncology Inc.	3,666	10
*,^	Lpath Inc. Class A	4,384	10
*	AmpliPhi Biosciences Corp.	5,543	9
	Ligand Pharmaceuticals Inc. Rights	395,811	9
*,^	Viking Therapeutics Inc.	6,600	8
*	Cesca Therapeutics Inc.	2,714	8
*	Ritter Pharmaceuticals Inc.	5,099	8
	Diversicare Healthcare Services Inc.	953	8
*	Galmed Pharmaceuticals Ltd.	1,674	8
*	ADMA Biologics Inc.	1,200	7
*	Allied Healthcare Products Inc.	11,721	7
*	VolitionRX Ltd.	2,051	6
*,^	Asterias Biotherapeutics Inc. Warrants Exp. 09/30/2016	28,992	6
*	Arrhythmia Research Technology Inc.	1,175	5
*	Roka Bioscience Inc.	8,872	5
*	Pulmatrix Inc.	2,106	4
	Kewaunee Scientific Corp.	214	4
*	Aradigm Corp.	891	4
*	Ligand Pharmaceuticals Inc. Rights	395,811	2
*	Rennova Health Inc.	2,430	2
*	BioPharmX Corp.	2,303	2
*	Zosano Pharma Corp.	747	1
*	American Shared Hospital Services	276	1
	AbbVie Inc.	2	—
			5,261,628
Industrials (12.5%)
	Huntington Ingalls Industries Inc.	529,853	89,031
*	IHS Inc. Class A	769,546	88,967
	Carlisle Cos. Inc.	718,048	75,883
*	Middleby Corp.	646,113	74,465
	AO Smith Corp.	831,762	73,287
*	HD Supply Holdings Inc.	2,076,595	72,307
	Wabtec Corp.	1,007,585	70,763
	IDEX Corp.	850,149	69,797
	Owens Corning	1,314,879	67,743
*	Sensata Technologies Holding NV	1,922,833	67,088
	KAR Auction Services Inc.	1,544,926	64,485

33

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Lennox International Inc.	437,433	62,378
	Macquarie Infrastructure Corp.	838,087	62,060
	Hubbell Inc. Class B	570,622	60,184
*	JetBlue Airways Corp.	3,632,714	60,158
*	Spirit AeroSystems Holdings Inc. Class A	1,348,757	57,997
	Orbital ATK Inc.	667,614	56,841
	Toro Co.	629,663	55,536
*	WABCO Holdings Inc.	595,970	54,573
*	AECOM	1,717,103	54,552
*	Copart Inc.	1,107,287	54,268
	Allison Transmission Holdings Inc.	1,907,274	53,842
	B/E Aerospace Inc.	1,149,501	53,078
	ManpowerGroup Inc.	807,833	51,976
	Nordson Corp.	605,289	50,608
	Graco Inc.	622,879	49,201
	Donaldson Co. Inc.	1,402,502	48,190
*	Hertz Global Holdings Inc.	4,229,194	46,817
*	Old Dominion Freight Line Inc.	764,537	46,109
	Hexcel Corp.	1,072,553	44,661
	BWX Technologies Inc.	1,198,346	42,865
	Curtiss-Wright Corp.	508,252	42,820
	Watsco Inc.	292,357	41,132
	Lincoln Electric Holdings Inc.	691,031	40,826
	RR Donnelley & Sons Co.	2,334,309	39,497
*	Teledyne Technologies Inc.	398,596	39,481
	Oshkosh Corp.	827,015	39,457
	MSC Industrial Direct Co. Inc. Class A	546,266	38,545
*	Kirby Corp.	606,703	37,852
*	Genesee & Wyoming Inc. Class A	639,195	37,681
	AGCO Corp.	797,369	37,580
	Chicago Bridge & Iron Co. NV	1,070,043	37,056
*	Spirit Airlines Inc.	814,124	36,530
	Deluxe Corp.	548,380	36,396
	Woodward Inc.	625,063	36,029
*	Avis Budget Group Inc.	1,096,351	35,335
	Valmont Industries Inc.	259,537	35,108
	EMCOR Group Inc.	704,301	34,694
	Healthcare Services Group Inc.	831,614	34,412
	CLARCOR Inc.	554,451	33,727
	Landstar System Inc.	477,020	32,752
	Crane Co.	568,904	32,268
	Trinity Industries Inc.	1,733,240	32,186
	ITT Inc.	1,005,422	32,153
*	Dycom Industries Inc.	351,008	31,506
	Rollins Inc.	1,074,907	31,463
*	Clean Harbors Inc.	594,433	30,976
*	Beacon Roofing Supply Inc.	664,883	30,232
*	Colfax Corp.	1,136,605	30,075
	EnerSys	502,515	29,885
	Air Lease Corp. Class A	1,057,867	28,330
	Regal Beloit Corp.	506,382	27,876
*	USG Corp.	1,022,725	27,573
*	Manitowoc Foodservice Inc.	1,557,328	27,440
*	Generac Holdings Inc.	764,315	26,720
*,^	XPO Logistics Inc.	1,006,461	26,430
*	TransUnion	787,809	26,344
	AMERCO	68,899	25,806
	Terex Corp.	1,231,567	25,013
	Covanta Holding Corp.	1,515,651	24,932
*	WageWorks Inc.	409,798	24,510
*	WESCO International Inc.	468,312	24,113
	Timken Co.	778,234	23,861
	ABM Industries Inc.	650,318	23,724
	HNI Corp.	509,757	23,699

34

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Joy Global Inc.	1,104,395	23,347
	CEB Inc.	370,472	22,851
	Allegiant Travel Co. Class A	150,661	22,825
*	Rexnord Corp.	1,159,462	22,760
*	NOW Inc.	1,224,001	22,203
	Hillenbrand Inc.	737,394	22,151
	Universal Forest Products Inc.	233,056	21,602
	KBR Inc.	1,630,779	21,592
*	Armstrong World Industries Inc.	546,659	21,402
*	Masonite International Corp.	323,058	21,367
	HEICO Corp. Class A	397,538	21,328
	GATX Corp.	481,231	21,160
	Mueller Water Products Inc. Class A	1,839,082	21,002
*	Esterline Technologies Corp.	337,963	20,967
*	Moog Inc. Class A	383,560	20,682
	John Bean Technologies Corp.	335,080	20,514
	Granite Construction Inc.	449,347	20,468
	Tetra Tech Inc.	662,745	20,376
*	Hawaiian Holdings Inc.	534,673	20,296
	UniFirst Corp.	175,386	20,296
	Herman Miller Inc.	676,286	20,214
	Mueller Industries Inc.	633,519	20,197
*	On Assignment Inc.	542,665	20,051
	Matthews International Corp. Class A	359,848	20,022
	Triumph Group Inc.	562,710	19,976
	Kennametal Inc.	903,200	19,970
	Barnes Group Inc.	586,786	19,434
	MSA Safety Inc.	365,350	19,192
*	FTI Consulting Inc.	468,967	19,078
	Watts Water Technologies Inc. Class A	327,128	19,058
	Applied Industrial Technologies Inc.	420,163	18,966
*	KLX Inc.	600,464	18,614
	Knight Transportation Inc.	691,207	18,372
	Simpson Manufacturing Co. Inc.	456,490	18,246
	AZZ Inc.	299,021	17,935
*	RBC Bearings Inc.	243,535	17,656
	G&K Services Inc. Class A	229,523	17,575
	Mobile Mini Inc.	506,739	17,553
	Exponent Inc.	297,664	17,387
*	Advisory Board Co.	478,200	16,924
*	MRC Global Inc.	1,160,243	16,487
	Brady Corp. Class A	534,106	16,322
*	MasTec Inc.	729,197	16,276
*,^	SolarCity Corp.	677,492	16,212
	Matson Inc.	496,055	16,018
	Brink's Co.	557,778	15,891
	Forward Air Corp.	355,362	15,824
*	Hub Group Inc. Class A	407,489	15,635
	HEICO Corp.	233,216	15,581
*	Proto Labs Inc.	266,166	15,321
	SkyWest Inc.	578,785	15,315
*	TASER International Inc.	612,630	15,242
	Actuant Corp. Class A	671,990	15,194
	Apogee Enterprises Inc.	327,148	15,163
*	Huron Consulting Group Inc.	249,975	15,103
*	Swift Transportation Co.	976,721	15,051
*	Trex Co. Inc.	332,109	14,918
	Franklin Electric Co. Inc.	448,106	14,810
*	DigitalGlobe Inc.	684,670	14,645
	Comfort Systems USA Inc.	436,875	14,229
	Insperity Inc.	183,761	14,192
	Aircastle Ltd.	724,247	14,166
	Steelcase Inc. Class A	1,025,525	13,916
	Knoll Inc.	570,075	13,841

35

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Aerojet Rocketdyne Holdings Inc.	751,987	13,746
	Kaman Corp.	320,622	13,633
	Albany International Corp.	336,303	13,429
	Korn/Ferry International	644,688	13,345
	Essendant Inc.	436,153	13,329
	AAON Inc.	469,445	12,914
*	ACCO Brands Corp.	1,234,080	12,748
*	SPX FLOW Inc.	476,475	12,422
	Standex International Corp.	150,228	12,413
	ESCO Technologies Inc.	307,013	12,262
	Astec Industries Inc.	217,090	12,190
	Heartland Express Inc.	688,573	11,974
	Werner Enterprises Inc.	512,156	11,764
*	Virgin America Inc.	209,190	11,759
*	Atlas Air Worldwide Holdings Inc.	282,535	11,703
	US Ecology Inc.	251,514	11,557
	West Corp.	586,673	11,534
*	Mercury Systems Inc.	459,822	11,431
	Interface Inc. Class A	747,395	11,398
	Tennant Co.	211,041	11,369
	EnPro Industries Inc.	252,474	11,207
	Advanced Drainage Systems Inc.	395,031	10,812
*	Gibraltar Industries Inc.	342,456	10,811
*	Builders FirstSource Inc.	958,071	10,778
	CIRCOR International Inc.	187,272	10,673
	Briggs & Stratton Corp.	497,575	10,539
*	Continental Building Products Inc.	472,850	10,511
*	American Woodmark Corp.	156,113	10,363
*	Tutor Perini Corp.	436,333	10,276
	Cubic Corp.	252,279	10,132
*	Patrick Industries Inc.	166,477	10,037
*	TriMas Corp.	538,574	9,694
*	TriNet Group Inc.	461,483	9,594
*	Wabash National Corp.	752,868	9,561
*	Navigant Consulting Inc.	582,472	9,407
*	BMC Stock Holdings Inc.	527,233	9,395
*	ICF International Inc.	229,628	9,392
	Multi-Color Corp.	147,584	9,357
	Federal Signal Corp.	725,189	9,340
*	TrueBlue Inc.	478,269	9,049
	Encore Wire Corp.	241,822	9,015
	AAR Corp.	384,707	8,979
*	Wesco Aircraft Holdings Inc.	665,433	8,930
	Sun Hydraulics Corp.	300,375	8,918
^	Lindsay Corp.	130,095	8,828
*,^	Navistar International Corp.	751,956	8,790
	Greenbrier Cos. Inc.	296,878	8,648
	Altra Industrial Motion Corp.	319,870	8,630
	Primoris Services Corp.	452,197	8,560
*	Aegion Corp. Class A	436,933	8,525
*	Team Inc.	342,846	8,513
*	Babcock & Wilcox Enterprises Inc.	578,041	8,491
*	Chart Industries Inc.	349,681	8,438
	Manitowoc Co. Inc.	1,522,100	8,295
	Raven Industries Inc.	433,932	8,219
*	Rush Enterprises Inc. Class A	380,544	8,201
*	Air Transport Services Group Inc.	608,189	7,882
*	Meritor Inc.	1,092,467	7,866
*	Lydall Inc.	203,203	7,836
*	Thermon Group Holdings Inc.	400,865	7,701
	Quanex Building Products Corp.	409,752	7,617
*	Univar Inc.	399,300	7,551
*	Saia Inc.	292,163	7,345
	Alamo Group Inc.	110,102	7,263

36

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	SPX Corp.	481,898	7,156
	General Cable Corp.	559,309	7,109
*	Nortek Inc.	118,366	7,020
	McGrath RentCorp	226,642	6,933
	H&E Equipment Services Inc.	363,531	6,918
	Griffon Corp.	401,797	6,774
	Global Brass & Copper Holdings Inc.	248,133	6,772
	Kelly Services Inc. Class A	352,775	6,692
	Gorman-Rupp Co.	243,591	6,677
*	Astronics Corp.	198,021	6,586
	Douglas Dynamics Inc.	255,437	6,572
*	Aerovironment Inc.	236,269	6,568
	Viad Corp.	210,314	6,520
	Hyster-Yale Materials Handling Inc.	108,549	6,458
*	Echo Global Logistics Inc.	287,361	6,443
*	CBIZ Inc.	611,636	6,367
	Quad/Graphics Inc.	270,575	6,302
	Kadant Inc.	121,667	6,267
	Harsco Corp.	922,343	6,124
	National Presto Industries Inc.	64,343	6,071
	Ennis Inc.	314,598	6,034
	Argan Inc.	141,534	5,905
*	PGT Inc.	556,034	5,727
	Resources Connection Inc.	380,515	5,624
	Insteel Industries Inc.	195,507	5,590
*	NCI Building Systems Inc.	347,197	5,552
*	RPX Corp.	598,343	5,487
*	MYR Group Inc.	225,242	5,424
	TAL International Group Inc.	386,467	5,183
	Kforce Inc.	306,055	5,169
*	Armstrong Flooring Inc.	293,332	4,972
	Marten Transport Ltd.	238,584	4,724
*	SP Plus Corp.	208,031	4,697
*	KEYW Holding Corp.	472,097	4,693
*	CSW Industrials Inc.	142,128	4,635
*	Mistras Group Inc.	193,343	4,615
	ArcBest Corp.	276,128	4,487
	Kimball International Inc. Class B	388,014	4,416
	NN Inc.	307,040	4,295
*	GP Strategies Corp.	197,171	4,277
	Powell Industries Inc.	108,223	4,257
*	Engility Holdings Inc.	199,691	4,217
*	InnerWorkings Inc.	487,106	4,028
^	American Railcar Industries Inc.	99,940	3,945
*	Ply Gem Holdings Inc.	270,004	3,934
	American Science & Engineering Inc.	101,177	3,785
*	Vectrus Inc.	131,831	3,756
*,^	Plug Power Inc.	1,997,448	3,715
	Columbus McKinnon Corp.	257,763	3,647
	Heidrick & Struggles International Inc.	214,259	3,617
	VSE Corp.	53,937	3,603
*	Veritiv Corp.	94,707	3,559
	Barrett Business Services Inc.	83,863	3,465
*	Energy Recovery Inc.	378,923	3,369
*	YRC Worldwide Inc.	362,642	3,191
	Titan International Inc.	510,208	3,163
*	CRA International Inc.	122,999	3,102
	LSI Industries Inc.	277,235	3,069
*	Great Lakes Dredge & Dock Corp.	687,250	2,996
*	Casella Waste Systems Inc. Class A	374,030	2,936
	Park-Ohio Holdings Corp.	102,356	2,895
	Acacia Research Corp.	595,739	2,621
	Celadon Group Inc.	318,670	2,604
*	Roadrunner Transportation Systems Inc.	343,723	2,564

37

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Vicor Corp.	252,362	2,541
	CECO Environmental Corp.	288,031	2,517
*	Titan Machinery Inc.	224,069	2,498
*	Kratos Defense & Security Solutions Inc.	604,101	2,477
*	Covenant Transportation Group Inc. Class A	136,965	2,475
*,^	Milacron Holdings Corp.	168,852	2,450
	Miller Industries Inc.	116,567	2,400
*	NV5 Global Inc.	84,175	2,394
*	Franklin Covey Co.	155,580	2,385
*	Ducommun Inc.	117,236	2,319
	Allied Motion Technologies Inc.	97,508	2,268
*	DXP Enterprises Inc.	147,734	2,206
	FreightCar America Inc.	156,784	2,203
	Graham Corp.	118,033	2,174
*	Sparton Corp.	97,959	2,133
*	USA Truck Inc.	120,436	2,109
*	Layne Christensen Co.	243,717	1,974
	Supreme Industries Inc. Class A	141,596	1,940
*	Orion Group Holdings Inc.	358,175	1,902
*	ARC Document Solutions Inc.	478,811	1,863
*,^	Energous Corp.	143,642	1,860
*	Commercial Vehicle Group Inc.	350,256	1,821
*	Hill International Inc.	443,617	1,806
*,^	FuelCell Energy Inc.	282,901	1,760
	Dynamic Materials Corp.	162,985	1,752
*	Willis Lease Finance Corp.	74,239	1,650
	Hurco Cos. Inc.	59,117	1,645
*	Heritage-Crystal Clean Inc.	126,962	1,550
*	Lawson Products Inc.	74,408	1,478
*	Northwest Pipe Co.	134,189	1,447
	Omega Flex Inc.	36,553	1,390
	LB Foster Co. Class A	125,518	1,367
*	CAI International Inc.	180,305	1,352
*	TRC Cos. Inc.	197,594	1,249
*,^	Sunrun Inc.	205,651	1,220
	CDI Corp.	199,837	1,219
*,^	ExOne Co.	114,742	1,213
	Houston Wire & Cable Co.	227,859	1,196
*,^	American Superconductor Corp.	141,379	1,193
*	IES Holdings Inc.	93,491	1,161
	Preformed Line Products Co.	27,126	1,096
	Universal Logistics Holdings Inc.	84,034	1,084
*	Sterling Construction Co. Inc.	219,032	1,075
	Twin Disc Inc.	98,713	1,060
*,^	Manitex International Inc.	149,707	1,037
*	Hudson Technologies Inc.	282,320	1,016
*	Power Solutions International Inc.	56,016	1,000
*	Astronics Corp. Class B	29,866	989
	Hardinge Inc.	95,552	961
*	Xerium Technologies Inc.	147,967	944
*	Ameresco Inc. Class A	215,244	941
*	Pendrell Corp.	1,794,004	905
*	PAM Transportation Services Inc.	56,172	893
*	LMI Aerospace Inc.	110,374	887
*	Gencor Industries Inc.	56,524	877
*	Accuride Corp.	706,218	876
*	Neff Corp. Class A	72,236	790
*	Arotech Corp.	280,563	788
*	Willdan Group Inc.	69,523	738
*	HC2 Holdings Inc.	169,906	731
*	Westport Fuel Systems Inc.	427,193	713
*	Rush Enterprises Inc. Class B	31,865	662
*	Radiant Logistics Inc.	214,404	643
*	CPI Aerostructures Inc.	100,619	619

38

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Eastern Co.	36,857	611
*	Cenveo Inc.	746,261	609
	LS Starrett Co. Class A	49,944	595
*,^	Enphase Energy Inc.	296,164	589
*,^	Energy Focus Inc.	92,673	578
*	Huttig Building Products Inc.	106,093	557
*	Ultralife Corp.	108,865	545
*	Performant Financial Corp.	333,836	541
*	Broadwind Energy Inc.	128,056	540
	Providence and Worcester Railroad Co.	31,838	519
*	Astrotech Corp.	304,120	514
*,^	Intersections Inc.	230,073	492
*	Taylor Devices Inc.	27,595	491
*	SIFCO Industries Inc.	47,767	471
*	MFRI Inc.	62,526	466
	Ecology and Environment Inc.	42,341	433
*	Goldfield Corp.	125,769	413
*	NL Industries Inc.	155,064	399
*	Revolution Lighting Technologies Inc.	60,774	376
*	Innovative Solutions & Support Inc.	128,429	362
*,^	Blue Bird Corp.	30,273	360
*	Key Technology Inc.	39,089	360
	BlueLinx Holdings Inc.	48,194	340
*	Volt Information Sciences Inc.	56,103	332
*	Perma-Fix Environmental Services	64,750	330
*,^	Capstone Turbine Corp.	234,680	324
*	Alpha Pro Tech Ltd.	137,409	312
	Hudson Global Inc.	150,031	296
	RCM Technologies Inc.	54,236	283
*	Patriot Transportation Holding Inc.	13,987	272
*	Transcat Inc.	26,809	269
*	Jewett-Cameron Trading Co. Ltd.	23,964	258
*	Fuel Tech Inc.	154,534	229
*	Orion Energy Systems Inc.	190,348	221
*,^	MagneGas Corp.	340,937	201
*	Rand Logistics Inc.	195,018	201
*	Marathon Patent Group Inc.	72,034	197
	Servotronics Inc.	19,902	194
*,^	Aqua Metals Inc.	16,367	193
*	Mastech Holdings Inc.	25,867	172
*,^	Odyssey Marine Exploration Inc.	77,953	157
*	General Finance Corp.	35,346	150
*	Cemtrex Inc.	39,158	145
*	Jason Industries Inc.	39,669	143
*	Active Power Inc.	351,001	139
*	Air T Inc.	6,332	136
*	ARC Group Worldwide Inc.	47,642	109
*	AMREP Corp.	22,243	108
*	DLH Holdings Corp.	19,425	98
*	American Electric Technologies Inc.	38,260	96
*	Genco Shipping & Trading Ltd.	153,997	88
*,^	Lightbridge Corp.	190,041	87
*	EnSync Inc.	234,876	87
*	Versar Inc.	52,941	57
*,^	Spherix Inc.	20,271	48
*	Ideal Power Inc.	9,203	45
^	General Employment Enterprises Inc.	6,780	29
*	Ocean Power Technologies Inc.	11,227	29
*,^	Lime Energy Co.	12,704	28
	Chicago Rivet & Machine Co.	951	26
*	Industrial Services of America Inc.	13,535	24
*	LiqTech International Inc.	32,928	20
*	Art's-Way Manufacturing Co. Inc.	5,943	18
*	Erickson Inc.	27,688	17

39

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Espey Manufacturing & Electronics Corp.	566	15
*,^	Real Goods Solar Inc. Class A	3,564	15
*	Continental Materials Corp.	900	14
*	Tel-Instrument Electronics Corp.	3,304	14
	EnviroStar Inc.	2,900	11
	CompX International Inc.	679	8
	Acme United Corp.	409	7
*	Micronet Enertec Technologies Inc.	3,100	7
*	Digital Power Corp.	11,401	5
	WSI Industries Inc.	805	2
*	Quest Resource Holding Corp.	7,825	2
*	CTPartners Executive Search Inc.	83,162	—
			5,540,769
Information Technology (16.6%)
*	LinkedIn Corp. Class A	1,338,080	253,232
*	FleetCor Technologies Inc.	878,642	125,760
*	Twitter Inc.	6,935,867	117,286
*	ServiceNow Inc.	1,739,755	115,520
	Maxim Integrated Products Inc.	3,211,640	114,623
*	Palo Alto Networks Inc.	863,955	105,955
*	Vantiv Inc. Class A	1,781,410	100,828
*	Workday Inc. Class A	1,335,947	99,755
	CDK Global Inc.	1,762,566	97,805
*	Synopsys Inc.	1,715,782	92,789
*	Gartner Inc.	934,334	91,013
*	ANSYS Inc.	997,114	90,488
	Broadridge Financial Solutions Inc.	1,323,697	86,305
*	Cadence Design Systems Inc.	3,445,520	83,726
*	Splunk Inc.	1,505,120	81,547
*	CoStar Group Inc.	368,500	80,576
	Computer Sciences Corp.	1,559,718	77,440
	Jack Henry & Associates Inc.	883,182	77,075
*	Trimble Navigation Ltd.	2,842,146	69,235
*	Ultimate Software Group Inc.	325,563	68,463
	CDW Corp.	1,689,279	67,706
*	Arrow Electronics Inc.	1,040,205	64,389
*	Tyler Technologies Inc.	373,269	62,228
	Sabre Corp.	2,295,337	61,492
	Avnet Inc.	1,444,150	58,503
	Ingram Micro Inc.	1,670,880	58,113
*	Keysight Technologies Inc.	1,939,285	56,414
*	Manhattan Associates Inc.	825,507	52,940
*	Fortinet Inc.	1,646,159	52,002
*	CommScope Holding Co. Inc.	1,663,658	51,623
*,^	VMware Inc. Class A	900,348	51,518
	SS&C Technologies Holdings Inc.	1,818,328	51,059
	Marvell Technology Group Ltd.	5,325,404	50,751
*	Guidewire Software Inc.	810,948	50,084
	FEI Co.	462,652	49,448
	IAC/InterActiveCorp	876,526	49,348
*	PTC Inc.	1,302,819	48,960
	Brocade Communications Systems Inc.	5,311,767	48,762
*	Genpact Ltd.	1,762,858	47,315
	Teradyne Inc.	2,281,506	44,923
	Booz Allen Hamilton Holding Corp. Class A	1,450,277	42,986
	DST Systems Inc.	356,753	41,537
*	Microsemi Corp.	1,268,127	41,442
	Cognex Corp.	960,755	41,409
*	ARRIS International plc	1,972,527	41,344
*,^	Zillow Group Inc.	1,139,318	41,334
	MAXIMUS Inc.	738,802	40,907
*	ON Semiconductor Corp.	4,621,412	40,761
	Fair Isaac Corp.	356,863	40,329
*	Nuance Communications Inc.	2,559,997	40,013

40

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Jabil Circuit Inc.	2,155,054	39,804
*	Euronet Worldwide Inc.	567,153	39,241
*	NCR Corp.	1,405,967	39,044
*	CoreLogic Inc.	1,006,315	38,723
*	WEX Inc.	433,753	38,461
*	Aspen Technology Inc.	946,064	38,070
*	Advanced Micro Devices Inc.	7,262,989	37,332
	Cypress Semiconductor Corp.	3,520,635	37,143
	Blackbaud Inc.	537,763	36,514
*	Take-Two Interactive Software Inc.	959,169	36,372
*	ViaSat Inc.	506,247	36,146
	Leidos Holdings Inc.	729,013	34,898
	j2 Global Inc.	524,841	33,154
*	IPG Photonics Corp.	412,186	32,975
*	Universal Display Corp.	482,483	32,712
	National Instruments Corp.	1,161,834	31,834
*	EPAM Systems Inc.	491,969	31,639
	SYNNEX Corp.	329,710	31,263
*	Qlik Technologies Inc.	1,052,764	31,141
*	Integrated Device Technology Inc.	1,533,262	30,865
*	Ellie Mae Inc.	336,572	30,847
*	NetSuite Inc.	421,795	30,707
*	Tableau Software Inc. Class A	627,691	30,707
*	Pandora Media Inc.	2,429,908	30,252
	Littelfuse Inc.	252,556	29,850
*	Zebra Technologies Corp.	588,410	29,479
*	Proofpoint Inc.	466,554	29,435
	Belden Inc.	474,964	28,674
	Monolithic Power Systems Inc.	416,984	28,488
*	Demandware Inc.	379,345	28,413
*	Tech Data Corp.	394,540	28,348
	Dolby Laboratories Inc. Class A	589,803	28,222
*	FireEye Inc.	1,710,863	28,178
*	Cree Inc.	1,142,049	27,912
	Science Applications International Corp.	476,563	27,807
*	Cirrus Logic Inc.	714,426	27,713
*,^	GrubHub Inc.	885,550	27,514
	Convergys Corp.	1,098,170	27,454
*	Ciena Corp.	1,460,790	27,390
	Lexmark International Inc. Class A	696,190	26,281
	MKS Instruments Inc.	608,544	26,204
*	WebMD Health Corp.	443,700	25,783
*,^	Arista Networks Inc.	398,303	25,643
*	Fairchild Semiconductor International Inc. Class A	1,290,413	25,615
*	ACI Worldwide Inc.	1,299,540	25,354
*	Coherent Inc.	273,989	25,147
*	CACI International Inc. Class A	275,919	24,946
*	Rackspace Hosting Inc.	1,193,303	24,892
*	Cavium Inc.	644,840	24,891
	Mentor Graphics Corp.	1,138,792	24,211
*	Verint Systems Inc.	712,537	23,606
*	Entegris Inc.	1,620,169	23,444
*	NetScout Systems Inc.	1,053,314	23,436
*	Electronics For Imaging Inc.	533,443	22,959
*	VeriFone Systems Inc.	1,227,714	22,762
*	First Data Corp. Class A	2,033,602	22,512
*	Synaptics Inc.	415,612	22,339
*	Sanmina Corp.	821,566	22,026
	InterDigital Inc.	392,134	21,834
*	Silicon Laboratories Inc.	441,405	21,514
*	Finisar Corp.	1,216,902	21,308
*	Cornerstone OnDemand Inc.	557,492	21,218
*	Blackhawk Network Holdings Inc.	624,419	20,912
*	Zynga Inc. Class A	8,301,751	20,671

41

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Cardtronics Inc.	518,751	20,651
*	CommVault Systems Inc.	477,608	20,628
*	EchoStar Corp. Class A	519,354	20,618
	Intersil Corp. Class A	1,500,325	20,314
*,^	Zillow Group Inc. Class A	553,828	20,298
*	ExlService Holdings Inc.	381,445	19,992
*	Acxiom Corp.	888,670	19,542
*	Yelp Inc. Class A	620,305	18,832
	Vishay Intertechnology Inc.	1,517,504	18,802
*	Itron Inc.	431,734	18,608
*	MicroStrategy Inc. Class A	105,680	18,496
	Diebold Inc.	740,522	18,387
*	Infinera Corp.	1,595,820	18,001
*	Paycom Software Inc.	414,133	17,895
*	LogMeIn Inc.	281,524	17,857
*	NETGEAR Inc.	372,358	17,702
*	Semtech Corp.	740,357	17,665
*	Viavi Solutions Inc.	2,635,631	17,474
*	Advanced Energy Industries Inc.	457,763	17,377
*	Anixter International Inc.	320,464	17,074
*	Polycom Inc.	1,517,267	17,069
	Plantronics Inc.	384,502	16,918
*	Syntel Inc.	372,035	16,838
	Travelport Worldwide Ltd.	1,291,526	16,648
*	Plexus Corp.	383,992	16,588
	Tessera Technologies Inc.	540,769	16,569
*,^	3D Systems Corp.	1,204,214	16,486
*	Zendesk Inc.	623,172	16,439
	Power Integrations Inc.	328,094	16,428
*	Progress Software Corp.	595,743	16,359
	NIC Inc.	711,356	15,607
	CSG Systems International Inc.	376,554	15,179
*	Rambus Inc.	1,251,899	15,123
*	Stamps.com Inc.	170,200	14,879
	Methode Electronics Inc.	431,565	14,772
*	Rovi Corp.	939,354	14,691
*	Marketo Inc.	421,897	14,690
*	GoDaddy Inc. Class A	468,141	14,601
*	Synchronoss Technologies Inc.	455,969	14,527
*	NeuStar Inc. Class A	608,440	14,304
*	Envestnet Inc.	429,294	14,300
^	Ebix Inc.	292,938	14,032
*	QLogic Corp.	947,691	13,969
*	Cray Inc.	459,767	13,756
*,^	Knowles Corp.	1,003,680	13,730
*	RealPage Inc.	612,271	13,672
*	BroadSoft Inc.	329,363	13,514
*	Callidus Software Inc.	673,774	13,462
*	Imperva Inc.	307,199	13,213
*	Sykes Enterprises Inc.	454,896	13,174
*	Lumentum Holdings Inc.	544,154	13,169
*	Fabrinet	349,560	12,976
*	RingCentral Inc. Class A	650,610	12,830
*	comScore Inc.	535,953	12,799
*	Inphi Corp.	398,599	12,767
*	Rogers Corp.	206,885	12,641
	Badger Meter Inc.	169,212	12,358
*	Benchmark Electronics Inc.	577,956	12,224
*	OSI Systems Inc.	209,485	12,177
	Cabot Microelectronics Corp.	281,934	11,937
*	Gigamon Inc.	317,007	11,853
*	Infoblox Inc.	626,837	11,759
*	SPS Commerce Inc.	193,569	11,730
	EVERTEC Inc.	749,946	11,654

42

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Monotype Imaging Holdings Inc.	471,027	11,601
	Pegasystems Inc.	430,451	11,601
*	II-VI Inc.	609,126	11,427
*	ScanSource Inc.	302,158	11,213
*	Insight Enterprises Inc.	428,457	11,140
*	TiVo Inc.	1,116,034	11,049
	ManTech International Corp. Class A	290,913	11,002
	ADTRAN Inc.	588,164	10,969
*,^	Ubiquiti Networks Inc.	282,209	10,910
*	2U Inc.	370,929	10,909
*	MaxLinear Inc.	594,763	10,694
*	Web.com Group Inc.	584,186	10,620
*	Super Micro Computer Inc.	416,631	10,353
*,^	Shutterstock Inc.	225,565	10,331
*	Rofin-Sinar Technologies Inc.	322,796	10,310
*	Kulicke & Soffa Industries Inc.	830,168	10,103
*	Paylocity Holding Corp.	231,690	10,009
*	inContact Inc.	689,885	9,555
*,^	SunPower Corp. Class A	609,335	9,439
*	Bottomline Technologies de Inc.	437,044	9,410
*	Cvent Inc.	262,570	9,379
*,^	Quotient Technology Inc.	684,765	9,183
	Brooks Automation Inc.	811,516	9,105
*	Virtusa Corp.	312,876	9,036
*	Diodes Inc.	451,775	8,489
*	Perficient Inc.	417,507	8,480
*	Interactive Intelligence Group Inc.	204,057	8,364
*,^	Fitbit Inc. Class A	676,861	8,271
*	Qualys Inc.	276,262	8,235
*	Black Knight Financial Services Inc. Class A	209,765	7,887
	EarthLink Holdings Corp.	1,198,550	7,671
*,^	Pure Storage Inc. Class A	702,585	7,658
*	Veeco Instruments Inc.	461,513	7,643
*	Ultratech Inc.	327,755	7,529
	MTS Systems Corp.	171,698	7,527
	CTS Corp.	417,105	7,475
*	Q2 Holdings Inc.	265,736	7,446
*	MACOM Technology Solutions Holdings Inc.	222,219	7,329
*	Lattice Semiconductor Corp.	1,346,112	7,202
*	Eastman Kodak Co.	445,169	7,158
	AVX Corp.	519,961	7,061
*	Ixia	715,794	7,029
*	FormFactor Inc.	778,400	6,998
*	Xura Inc.	284,850	6,959
*	Photronics Inc.	776,639	6,920
*	New Relic Inc.	229,905	6,755
*	CEVA Inc.	243,263	6,609
*,^	Match Group Inc.	438,154	6,605
*,^	Endurance International Group Holdings Inc.	728,271	6,547
*	Amkor Technology Inc.	1,115,013	6,411
*	FARO Technologies Inc.	189,132	6,398
*	Applied Micro Circuits Corp.	962,249	6,178
*	Nanometrics Inc.	294,971	6,132
*	CalAmp Corp.	413,576	6,125
*	Rudolph Technologies Inc.	384,056	5,964
*	SciQuest Inc.	336,489	5,942
*	DTS Inc.	219,152	5,797
*	VASCO Data Security International Inc.	352,656	5,780
	TeleTech Holdings Inc.	208,856	5,666
*	Novanta Inc.	372,824	5,648
	Cass Information Systems Inc.	108,266	5,597
*,^	InvenSense Inc.	908,696	5,570
*	TTM Technologies Inc.	738,354	5,560
*	XO Group Inc.	318,525	5,552

43

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Benefitfocus Inc.	145,216	5,536
	Forrester Research Inc.	149,241	5,501
*	ePlus Inc.	66,215	5,416
*,^	Oclaro Inc.	1,101,082	5,373
*	ShoreTel Inc.	799,125	5,346
*	GTT Communications Inc.	287,613	5,315
*,^	TrueCar Inc.	668,210	5,245
*	Silver Spring Networks Inc.	427,725	5,197
*	PROS Holdings Inc.	296,697	5,171
*	Blucora Inc.	488,405	5,060
*	Sonus Networks Inc.	579,550	5,036
	PC Connection Inc.	209,246	4,980
*	Nimble Storage Inc.	621,532	4,947
*	HubSpot Inc.	111,163	4,827
	Epiq Systems Inc.	329,818	4,815
*,^	Gogo Inc.	552,197	4,633
*,^	Box Inc.	436,794	4,516
*	Bankrate Inc.	599,673	4,486
*	Exar Corp.	555,121	4,469
*	PDF Solutions Inc.	311,257	4,354
*	Varonis Systems Inc.	179,889	4,321
*	Unisys Corp.	582,268	4,239
*	Actua Corp.	468,089	4,227
	Mesa Laboratories Inc.	34,270	4,215
*	ChannelAdvisor Corp.	289,402	4,193
*,^	Hortonworks Inc.	383,474	4,099
*	Extreme Networks Inc.	1,205,801	4,088
	Hackett Group Inc.	286,129	3,969
	Park Electrochemical Corp.	266,147	3,867
*	LivePerson Inc.	607,048	3,849
*	Barracuda Networks Inc.	252,572	3,824
*	Xcerra Corp.	653,179	3,756
	IXYS Corp.	355,970	3,649
*	Calix Inc.	519,965	3,593
*	DHI Group Inc.	569,046	3,545
*	DSP Group Inc.	332,918	3,532
*	Rubicon Project Inc.	256,326	3,499
*,^	Digimarc Corp.	107,956	3,450
*	Five9 Inc.	287,785	3,425
	Electro Rent Corp.	221,405	3,412
*	Axcelis Technologies Inc.	1,262,640	3,397
*	Digi International Inc.	313,033	3,359
*	RetailMeNot Inc.	433,685	3,344
*	Tangoe Inc.	430,381	3,323
*	Angie's List Inc.	510,252	3,322
	Cohu Inc.	301,665	3,273
*	Kimball Electronics Inc.	261,840	3,260
*	Brightcove Inc.	365,270	3,214
	NVE Corp.	53,960	3,165
*	ServiceSource International Inc.	780,785	3,147
*	Intralinks Holdings Inc.	480,169	3,121
*,^	Square Inc.	344,841	3,121
*	Agilysys Inc.	293,283	3,071
	American Software Inc. Class A	289,236	3,031
*	SunEdison Semiconductor Ltd.	506,991	3,006
	Daktronics Inc.	477,269	2,983
*,^	Glu Mobile Inc.	1,337,223	2,942
*	NeoPhotonics Corp.	304,931	2,906
*	Bazaarvoice Inc.	712,555	2,857
	Comtech Telecommunications Corp.	221,272	2,841
*	Alpha & Omega Semiconductor Ltd.	203,897	2,840
*	A10 Networks Inc.	432,963	2,801
*	Sigma Designs Inc.	423,600	2,724
*	Immersion Corp.	365,125	2,680

44

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Lionbridge Technologies Inc.	674,149	2,663
	Reis Inc.	105,918	2,637
*	Workiva Inc.	191,261	2,613
*	Multi-Fineline Electronix Inc.	112,361	2,607
*	Monster Worldwide Inc.	1,078,005	2,576
*	Model N Inc.	192,397	2,568
*	Harmonic Inc.	898,165	2,560
	Black Box Corp.	190,117	2,487
*	Zix Corp.	661,640	2,481
*	MeetMe Inc.	461,108	2,458
*	Higher One Holdings Inc.	473,654	2,420
*	Liquidity Services Inc.	302,731	2,373
*	Mitek Systems Inc.	329,444	2,342
*	MoneyGram International Inc.	338,903	2,321
*	Clearfield Inc.	128,868	2,305
*	Electro Scientific Industries Inc.	392,726	2,294
*	Carbonite Inc.	226,974	2,208
*	Silicon Graphics International Corp.	431,025	2,168
*,^	VirnetX Holding Corp.	537,365	2,149
*,^	Alarm.com Holdings Inc.	83,438	2,139
*,^	TubeMogul Inc.	179,612	2,137
*	PRGX Global Inc.	409,199	2,136
*	Ultra Clean Holdings Inc.	370,287	2,107
*	EnerNOC Inc.	332,254	2,100
	QAD Inc. Class A	108,726	2,095
*	Avid Technology Inc.	360,338	2,094
*	Vishay Precision Group Inc.	155,746	2,090
*	Jive Software Inc.	546,170	2,054
*	United Online Inc.	182,018	2,002
*	Maxwell Technologies Inc.	377,982	1,996
*	Napco Security Technologies Inc.	303,769	1,932
*	Everyday Health Inc.	240,728	1,897
	Bel Fuse Inc. Class B	104,408	1,856
*,^	Applied Optoelectronics Inc.	165,340	1,844
*	Planet Payment Inc.	409,535	1,839
*	Telenav Inc.	358,215	1,827
*	MINDBODY Inc. Class A	109,827	1,773
*	Kopin Corp.	797,412	1,770
*	QuinStreet Inc.	490,756	1,742
*	Rosetta Stone Inc.	222,759	1,726
*	USA Technologies Inc.	403,387	1,722
*	Datalink Corp.	226,315	1,697
*	Radisys Corp.	375,090	1,680
*	SecureWorks Corp. Class A	117,921	1,663
*	AXT Inc.	515,422	1,644
*	Aerohive Networks Inc.	248,284	1,644
*	EMCORE Corp.	269,013	1,598
*	TechTarget Inc.	194,851	1,578
*	PFSweb Inc.	165,875	1,576
*	Exa Corp.	108,904	1,574
*	Care.com Inc.	133,015	1,554
*	Control4 Corp.	187,906	1,533
*,^	SolarEdge Technologies Inc.	76,666	1,503
*	Seachange International Inc.	470,913	1,502
*	Kemet Corp.	509,456	1,493
*	RealNetworks Inc.	346,028	1,491
*	Autobytel Inc.	107,323	1,489
*	Intevac Inc.	256,661	1,458
*	PCM Inc.	130,104	1,449
*	Instructure Inc.	74,848	1,422
*	Guidance Software Inc.	225,738	1,397
*	Rightside Group Ltd.	130,644	1,390
*	Internap Corp.	653,679	1,347
*	Ciber Inc.	875,153	1,313

45

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Hutchinson Technology Inc.	382,416	1,296
*	KVH Industries Inc.	165,667	1,276
*	Quantum Corp.	3,011,147	1,265
*	Limelight Networks Inc.	832,075	1,240
*	Amber Road Inc.	160,659	1,239
*,^	Park City Group Inc.	135,806	1,218
*	Covisint Corp.	552,843	1,205
*	Information Services Group Inc.	317,752	1,192
*	Marchex Inc. Class B	368,347	1,171
*	Key Tronic Corp.	151,757	1,143
*,^	Appfolio Inc.	75,823	1,096
	MOCON Inc.	76,909	1,089
*	CyberOptics Corp.	72,416	1,085
	NCI Inc. Class A	76,978	1,082
	TransAct Technologies Inc.	131,907	1,058
*	BSQUARE Corp.	188,386	1,051
*	Rapid7 Inc.	81,391	1,024
*	MobileIron Inc.	334,362	1,020
*	Aware Inc.	233,234	1,012
	AstroNova Inc.	66,474	1,012
*	CUI Global Inc.	198,140	1,001
^	CPI Card Group Inc.	196,320	984
*,^	MicroVision Inc.	569,991	958
*	iPass Inc.	772,207	958
*	Everi Holdings Inc.	815,359	938
*	GigPeak Inc.	469,680	921
*	Xactly Corp.	71,338	914
*	Amtech Systems Inc.	151,776	906
*,^	Research Frontiers Inc.	243,678	889
*,^	Violin Memory Inc.	963,955	887
	Computer Task Group Inc.	176,917	879
*	ModusLink Global Solutions Inc.	700,811	862
	TESSCO Technologies Inc.	61,013	847
*	Frequency Electronics Inc.	90,444	841
*	Numerex Corp. Class A	111,462	835
*	Apigee Corp.	67,515	825
	Great Elm Capital Group Inc.	124,413	820
*	Travelzoo Inc.	101,502	814
*	Systemax Inc.	93,011	793
*	Support.com Inc.	896,019	754
*,^	Rocket Fuel Inc.	333,674	741
	PC-Tel Inc.	157,081	740
*	YuMe Inc.	195,782	720
*	Demand Media Inc.	134,116	693
*	Mattersight Corp.	176,923	685
	Communications Systems Inc.	95,107	663
*	ID Systems Inc.	137,003	659
	Evolving Systems Inc.	127,033	657
*,^	Neonode Inc.	449,201	656
*	QuickLogic Corp.	627,651	609
	Richardson Electronics Ltd.	115,483	609
*,^	Novatel Wireless Inc.	398,998	606
*	Innodata Inc.	244,930	600
*,^	Applied DNA Sciences Inc.	185,537	599
*	Aviat Networks Inc.	73,690	573
*	Datawatch Corp.	102,418	567
*	GSI Technology Inc.	134,225	560
*,^	CVD Equipment Corp.	64,075	550
*	Marin Software Inc.	233,624	549
*,^	Netlist Inc.	468,240	548
	LRAD Corp.	298,088	534
*	PAR Technology Corp.	111,171	533
*,^	Digital Turbine Inc.	492,315	527
	CSP Inc.	63,690	517

46

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	FalconStor Software Inc.	492,052	517
*	Edgewater Technology Inc.	59,265	512
*,^	ClearSign Combustion Corp.	100,245	502
	ClearOne Inc.	42,405	475
*	Pixelworks Inc.	247,477	455
*	GSE Systems Inc.	200,594	447
*	WidePoint Corp.	750,111	443
*	Imation Corp.	348,571	436
*	Tremor Video Inc.	226,702	417
*	Synacor Inc.	135,020	416
*	ALJ Regional Holdings Inc.	81,783	409
*	NetSol Technologies Inc.	69,547	406
*	Data I/O Corp.	170,565	401
*	eGain Corp.	141,680	400
*	IEC Electronics Corp.	95,374	396
	GlobalSCAPE Inc.	105,926	391
*	Qumu Corp.	87,661	389
*	Onvia Inc.	108,561	386
*	Inuvo Inc.	273,710	383
	Concurrent Computer Corp.	70,723	369
*,^	Uni-Pixel Inc.	244,089	359
*	Zhone Technologies Inc.	284,409	338
*,^	Twilio Inc.	9,228	337
*	Zedge Inc. Class B	72,205	331
*,^	ParkerVision Inc.	105,541	331
*	Perceptron Inc.	69,801	327
*	Acacia Communications Inc.	8,100	324
*	Wireless Telecom Group Inc.	233,098	312
*,^	FORM Holdings Corp.	148,017	280
*	Westell Technologies Inc. Class A	398,465	279
*,^	Sunworks Inc.	112,894	263
*	BroadVision Inc.	37,841	251
	Optical Cable Corp.	112,873	251
	QAD Inc. Class B	14,091	244
*	Spark Networks Inc.	146,920	232
*,^	LightPath Technologies Inc. Class A	129,113	225
*	StarTek Inc.	48,825	213
*	MaxPoint Interactive Inc.	19,715	213
*	MoSys Inc.	495,337	201
*,^	Digital Ally Inc.	51,469	200
*	Sonic Foundry Inc.	29,857	185
*	Rubicon Technology Inc.	268,319	182
*	eMagin Corp.	93,501	180
*	Identiv Inc.	96,311	172
	RELM Wireless Corp.	33,447	170
*,^	Voltari Corp.	46,902	170
*,^	Resonant Inc.	38,050	167
*	Intermolecular Inc.	109,827	163
*,^	InterCloud Systems Inc.	228,042	160
*	LGL Group Inc.	48,029	158
*	Echelon Corp.	32,507	155
*	Infosonics Corp.	188,332	154
*	Luna Innovations Inc.	117,791	146
*,^	Net Element Inc.	74,209	137
*	Lantronix Inc.	140,583	136
*	Asure Software Inc.	27,280	128
*	Smith Micro Software Inc.	206,890	122
*	Iteris Inc.	40,217	115
*	MRV Communications Inc.	10,116	114
*	Remark Media Inc.	24,304	103
*	TSR Inc.	27,043	101
	Bel Fuse Inc. Class A	5,719	86
*	Image Sensing Systems Inc.	37,600	84
*	Document Security Systems Inc.	357,332	72

47

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*,^	xG Technology Inc.	59,426	65
^	Inventergy Global Inc.	41,031	61
	Wayside Technology Group Inc.	3,272	59
*,^	NXT-ID Inc.	151,699	53
*	Intellicheck Mobilisa Inc.	35,937	50
*	inTEST Corp.	12,602	48
*	FunctionX Inc.	162,598	46
	RF Industries Ltd.	20,988	46
	Majesco Entertainment Co.	59,583	42
*	Determine Inc.	26,243	40
*	Network-1 Technologies Inc.	14,338	38
*	Upland Software Inc.	4,979	38
*	Crossroads Systems Inc.	8,940	36
*	RMG Networks Holding Corp.	34,785	34
*	Finjan Holdings Inc.	18,418	34
*	Bridgeline Digital Inc.	28,875	31
*	Sevcon Inc.	3,344	30
*,^	Giga-tronics Inc.	25,845	28
*	Prism Technologies Group Inc.	101,239	27
*	Xplore Technologies Corp.	8,900	21
*	Copsync Inc.	15,467	20
*	Aehr Test Systems	12,287	20
*	Majesco	3,574	19
*	ADDvantage Technologies Group Inc.	10,200	18
*	SigmaTron International Inc.	2,686	16
*	SunEdison Inc.	111,766	16
*	Sysorex Global	29,496	16
*	Adesto Technologies Corp.	4,696	15
*	LookSmart Group Inc.	84,826	11
*	Superconductor Technologies Inc.	49,119	9
*	Dataram Corp.	14,239	9
*	Vicon Industries Inc.	12,700	6
*	ARI Network Services Inc.	1,500	6
*	IntriCon Corp.	1,104	6
	Qualstar Corp.	1,536	5
*	WPCS International Inc.	2,914	5
*	SITO Mobile Ltd.	800	3
*	Technical Communications Corp.	958	2
*	Professional Diversity Network Inc.	3,750	1
*	Cartesian Inc.	1,281	1
*	MAM Software Group Inc.	200	1
*	Glowpoint Inc.	1,550	—
*	LGL Group Inc. Warrants Exp. 06/18/2018	238,900	—
			7,335,783
Materials (5.1%)
	Celanese Corp. Class A	1,653,848	108,244
	Valspar Corp.	823,717	88,986
*	Crown Holdings Inc.	1,568,420	79,472
	Ashland Inc.	686,127	78,747
	RPM International Inc.	1,500,315	74,941
	Packaging Corp. of America	1,066,186	71,360
	Steel Dynamics Inc.	2,744,712	67,245
	Reliance Steel & Aluminum Co.	807,477	62,095
	WR Grace & Co.	801,682	58,691
	Sonoco Products Co.	1,143,275	56,775
	AptarGroup Inc.	710,407	56,215
	Bemis Co. Inc.	1,065,474	54,861
	Royal Gold Inc.	741,827	53,426
*	Berry Plastics Group Inc.	1,363,870	52,986
*	Axalta Coating Systems Ltd.	1,918,239	50,891
	NewMarket Corp.	114,688	47,524
	Graphic Packaging Holding Co.	3,701,466	46,416
	Olin Corp.	1,867,664	46,393
	Eagle Materials Inc.	547,302	42,224

48

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Scotts Miracle-Gro Co. Class A	519,235	36,300
	Sensient Technologies Corp.	498,380	35,405
	PolyOne Corp.	974,542	34,343
	Cabot Corp.	712,506	32,533
	Huntsman Corp.	2,197,006	29,550
	Compass Minerals International Inc.	384,566	28,531
	United States Steel Corp.	1,657,073	27,938
*	Louisiana-Pacific Corp.	1,607,379	27,888
	Axiall Corp.	800,863	26,116
	HB Fuller Co.	580,369	25,530
	Domtar Corp.	699,455	24,488
	Silgan Holdings Inc.	467,291	24,047
	Minerals Technologies Inc.	399,217	22,676
	Commercial Metals Co.	1,324,373	22,382
	Worthington Industries Inc.	526,630	22,276
	Hecla Mining Co.	4,305,367	21,957
	Balchem Corp.	365,665	21,812
*	GCP Applied Technologies Inc.	815,460	21,235
*	Chemtura Corp.	721,862	19,043
	Westlake Chemical Corp.	442,508	18,992
	Kaiser Aluminum Corp.	206,563	18,675
	Carpenter Technology Corp.	536,124	17,655
	Chemours Co.	2,063,642	17,004
*	Coeur Mining Inc.	1,563,363	16,665
*	Stillwater Mining Co.	1,374,549	16,302
*	Ingevity Corp.	464,854	15,824
^	Allegheny Technologies Inc.	1,225,460	15,625
*	Platform Specialty Products Corp.	1,721,445	15,286
*	Headwaters Inc.	831,445	14,916
	Greif Inc. Class A	392,200	14,617
	Quaker Chemical Corp.	158,002	14,094
	Neenah Paper Inc.	193,449	14,000
*	Summit Materials Inc. Class A	671,982	13,749
*	Trinseo SA	319,630	13,722
*	Ferro Corp.	999,153	13,369
*	Clearwater Paper Corp.	201,682	13,184
	Innospec Inc.	280,459	12,898
	Stepan Co.	214,178	12,750
	KapStone Paper and Packaging Corp.	978,594	12,732
	Schweitzer-Mauduit International Inc.	359,332	12,677
*	AK Steel Holding Corp.	2,619,889	12,209
*,^	Cliffs Natural Resources Inc.	1,889,473	10,713
*	Boise Cascade Co.	447,517	10,271
^	McEwen Mining Inc.	2,645,166	10,184
*	Kraton Performance Polymers Inc.	353,886	9,884
	PH Glatfelter Co.	502,720	9,833
	Innophos Holdings Inc.	227,406	9,599
*	US Concrete Inc.	155,902	9,496
	Deltic Timber Corp.	132,992	8,928
	A Schulman Inc.	340,872	8,324
*	Flotek Industries Inc.	613,657	8,100
	Calgon Carbon Corp.	604,718	7,952
*	Koppers Holdings Inc.	247,375	7,602
	Rayonier Advanced Materials Inc.	490,778	6,670
	Materion Corp.	257,174	6,368
*	Resolute Forest Products Inc.	1,063,419	5,625
	Schnitzer Steel Industries Inc.	300,733	5,293
	Hawkins Inc.	114,966	4,991
	Haynes International Inc.	152,090	4,879
	Tredegar Corp.	302,666	4,879
	Chase Corp.	80,852	4,776
	American Vanguard Corp.	295,692	4,468
	SunCoke Energy Inc.	739,103	4,302
	TimkenSteel Corp.	439,709	4,230

49

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	OMNOVA Solutions Inc.	564,995	4,096
	Mercer International Inc.	500,303	3,992
	AEP Industries Inc.	47,352	3,810
	Myers Industries Inc.	264,475	3,808
*	Century Aluminum Co.	558,502	3,535
	Olympic Steel Inc.	121,886	3,329
	Tronox Ltd. Class A	738,588	3,257
	FutureFuel Corp.	278,631	3,031
*	LSB Industries Inc.	229,203	2,769
	Gold Resource Corp.	630,871	2,265
*,^	TerraVia Holdings Inc.	781,867	2,048
	KMG Chemicals Inc.	75,720	1,968
*	Real Industry Inc.	252,435	1,961
*	Ryerson Holding Corp.	111,075	1,944
*,^	Senomyx Inc.	695,066	1,911
*	Handy & Harman Ltd.	66,035	1,729
*	Trecora Resources	145,405	1,517
	Kronos Worldwide Inc.	281,313	1,477
	Ampco-Pittsburgh Corp.	122,176	1,382
	United States Lime & Minerals Inc.	23,132	1,365
*	Codexis Inc.	328,761	1,325
*	Core Molding Technologies Inc.	85,285	1,164
*	UFP Technologies Inc.	46,968	1,059
*,^	AgroFresh Solutions Inc.	185,049	983
*	Intrepid Potash Inc.	638,855	920
*	Universal Stainless & Alloy Products Inc.	83,022	905
	Rentech Inc.	270,166	648
	Synalloy Corp.	83,194	637
*	A. M. Castle & Co.	209,034	343
*	General Moly Inc.	828,766	286
*,^	BioAmber Inc.	93,565	279
*,^	Pershing Gold Corp.	64,937	279
*	Mines Management Inc.	201,878	214
*	Solitario Exploration & Royalty Corp.	381,460	199
*	TOR Minerals International Inc.	42,930	195
*,^	Golden Minerals Co.	249,541	162
*	Comstock Mining Inc.	381,170	133
*	Tecnoglass Inc.	10,044	114
*	Paramount Gold Nevada Corp.	61,524	102
*	Marrone Bio Innovations Inc.	111,158	91
	Albemarle Corp.	497	39
*	US Antimony Corp.	181,971	38
*	Northern Technologies International Corp.	700	8
*	Metabolix Inc.	8,216	7
	Friedman Industries Inc.	763	4
			2,257,182
Other (0.0%)[2]
*	Dyax Corp CVR Exp. 12/31/2019	1,549,121	1,720
*	Leap Wireless International Inc. CVR	524,960	1,323
*	Adolor Corp. Rights Exp. 07/01/2019	596,841	310
*	Camco Financial Corp. Warrants Exp. 11/06/2017	45,300	225
*	Chelsea Therapeutics International Ltd. CVR Exp. 12/31/2016	912,063	100
*	Ambit Biosciences Corp. CVR Rights	22,388	13
*	Alexza Pharmaceuticals Inc. CVR	128,704	5
*	Dara Biosciences Inc. CVR Exp. 12/31/2018	15,573	1
*	Clinical Data Contingent Value Rights	131,308	—
*	Gerber Scientific Inc. CVR	161,151	—
*	Trubion Pharmaceuticals Inc. CVR	49,686	—
*	Cubist Pharmaceuticals, Inc. CVR	178,549	—
*,^	Biosante Pharmaceutical Inc. CVR	44,795	—
*	CIL&D LLC	36,800	—
*	American Medical Alert Corp.	17,992	—

50

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	EnSite Power Inc.	15,743	—
			3,697
Telecommunication Services (1.3%)
*	SBA Communications Corp. Class A	1,421,987	153,489
*	T-Mobile US Inc.	3,165,291	136,962
*,^	Sprint Corp.	9,021,091	40,866
	Telephone & Data Systems Inc.	1,063,601	31,546
	Shenandoah Telecommunications Co.	526,753	20,575
	Cogent Communications Holdings Inc.	470,952	18,866
	Consolidated Communications Holdings Inc.	571,468	15,567
*	8x8 Inc.	1,017,642	14,868
*	Zayo Group Holdings Inc.	468,089	13,074
*	Vonage Holdings Corp.	2,112,744	12,888
*	Cincinnati Bell Inc.	2,485,807	11,360
^	Windstream Holdings Inc.	1,102,420	10,219
	ATN International Inc.	127,869	9,950
*,^	Iridium Communications Inc.	917,293	8,146
	Inteliquent Inc.	404,744	8,050
*	ORBCOMM Inc.	726,871	7,232
*	United States Cellular Corp.	167,480	6,577
*	General Communication Inc. Class A	380,789	6,017
	Spok Holdings Inc.	226,530	4,341
*	FairPoint Communications Inc.	267,800	3,931
*,^	Globalstar Inc.	3,095,875	3,746
*	NII Holdings Inc.	1,135,968	3,612
*	Boingo Wireless Inc.	367,468	3,278
*	Lumos Networks Corp.	261,457	3,164
*,^	Straight Path Communications Inc. Class B	113,583	3,143
	IDT Corp. Class B	217,623	3,088
*,^	pdvWireless Inc.	121,477	2,598
*	Hawaiian Telcom Holdco Inc.	98,268	2,082
*	Alaska Communications Systems Group Inc.	653,207	1,111
*	Ooma Inc.	35,821	293
*	Elephant Talk Communications Corp.	687,554	122
*,^	Towerstream Corp.	588,198	99
*,^	One Horizon Group Inc.	74,818	57
*	Fusion Telecommunications International Inc.	2,852	5
			560,922
Utilities (3.9%)
	Atmos Energy Corp.	1,144,131	93,041
	Westar Energy Inc. Class A	1,610,896	90,355
	UGI Corp.	1,930,992	87,377
	ITC Holdings Corp.	1,731,207	81,055
	OGE Energy Corp.	2,251,935	73,751
	Aqua America Inc.	2,003,449	71,443
	National Fuel Gas Co.	973,059	55,348
	Piedmont Natural Gas Co. Inc.	917,629	55,168
*	Calpine Corp.	3,717,580	54,834
	MDU Resources Group Inc.	2,199,154	52,780
	Great Plains Energy Inc.	1,711,760	52,038
	Questar Corp.	1,980,271	50,239
	Vectren Corp.	940,173	49,519
	IDACORP Inc.	577,187	46,954
	Portland General Electric Co.	1,017,252	44,881
	Southwest Gas Corp.	535,256	42,130
	WGL Holdings Inc.	575,523	40,741
	ONE Gas Inc.	599,701	39,934
	Hawaiian Electric Industries Inc.	1,214,503	39,824
	New Jersey Resources Corp.	990,971	38,202
	Spire Inc.	518,695	36,744
	Black Hills Corp.	578,127	36,445
	ALLETE Inc.	535,397	34,603
	NorthWestern Corp.	536,552	33,840
	Avista Corp.	723,430	32,410

51

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2016

					Market
					Value
				Shares	($000)
	PNM Resources Inc.			913,913	32,389
	Avangrid Inc.			638,797	29,423
	South Jersey Industries Inc.			873,048	27,606
	El Paso Electric Co.			479,483	22,665
	MGE Energy Inc.			391,975	22,152
*	Dynegy Inc.			1,262,425	21,764
	Northwest Natural Gas Co.			327,240	21,212
	California Water Service Group			569,318	19,886
	American States Water Co.			420,710	18,436
	Ormat Technologies Inc.			406,174	17,774
	Empire District Electric Co.			501,628	17,040
	Pattern Energy Group Inc. Class A			644,419	14,802
	Otter Tail Corp.			424,065	14,202
	Chesapeake Utilities Corp.			188,020	12,443
	NRG Yield Inc.			732,480	11,419
*	Talen Energy Corp.			745,221	10,098
	TerraForm Power Inc. Class A			842,347	9,182
	Middlesex Water Co.			184,413	8,000
	SJW Corp.			200,586	7,899
	Connecticut Water Service Inc.			121,629	6,836
	Unitil Corp.			148,239	6,325
	NRG Yield Inc. Class A			367,997	5,601
	York Water Co.			145,426	4,659
	Artesian Resources Corp. Class A			94,546	3,207
	Spark Energy Inc. Class A			62,880	2,078
	Delta Natural Gas Co. Inc.			76,795	2,069
	TerraForm Global Inc. Class A			553,222	1,803
	Genie Energy Ltd. Class B			196,406	1,330
*,^	Cadiz Inc.			184,251	1,082
*	Pure Cycle Corp.			183,843	866
*,^	Vivint Solar Inc.			237,967	731
*	US Geothermal Inc.			663,033	543
	RGC Resources Inc.			17,135	416
	Gas Natural Inc.			45,709	320
	Alliant Energy Corp.			2,980	118
*	American DG Energy Inc.			65,246	15

					1,710,047

Total Common Stocks (Cost $37,899,085)					44,089,418

		Coupon

Temporary Cash Investments (1.8%)[1]
Money Market Fund (1.8%)
3,4	Vanguard Market Liquidity Fund	0.538%		800,896,751	800,897

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5,6	Federal Home Loan Bank Discount Notes	0.350%	7/8/16	600	600
5,6	Federal Home Loan Bank Discount Notes	0.516%	8/31/16	5,000	4,997
5,6	Federal Home Loan Bank Discount Notes	0.420%	9/9/16	1,400	1,399

					6,996

Total Temporary Cash Investments (Cost $807,891)					807,893

Total Investments (101.5%) (Cost $38,706,976)					44,897,311
Other Assets and Liabilities—Net (-1.5%)[4]					(661,034)
Net Assets (100%)					44,236,277

52

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2016

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $623,315,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and
1.5%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $661,231,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $6,347,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

53

© 2016 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

SNA982 082016

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)

Common Stocks (99.4%)[1]
Basic Materials (2.4%)
	EI du Pont de Nemours & Co.	17,404,443	1,127,808
	Dow Chemical Co.	22,304,787	1,108,771
	Praxair Inc.	5,664,496	636,633
	Ecolab Inc.	5,256,108	623,374
	Air Products & Chemicals Inc.	4,077,049	579,104
	PPG Industries Inc.	5,279,785	549,890
	LyondellBasell Industries NV Class A	6,808,859	506,715
	Newmont Mining Corp.	10,619,725	415,444
	International Paper Co.	8,152,466	345,502
	Nucor Corp.	6,317,409	312,143
	Freeport-McMoRan Inc.	22,498,375	250,632
	Alcoa Inc.	26,144,169	242,356
	International Flavors & Fragrances Inc.	1,584,468	199,754
	Celanese Corp. Class A	2,909,093	190,400
	Eastman Chemical Co.	2,776,070	188,495
	Mosaic Co.	6,964,590	182,333
	Albemarle Corp.	2,224,412	176,418
	Ashland Inc.	1,256,463	144,204
	Avery Dennison Corp.	1,766,747	132,064
	RPM International Inc.	2,632,834	131,510
	FMC Corp.	2,644,980	122,489
	Steel Dynamics Inc.	4,570,782	111,984
	CF Industries Holdings Inc.	4,614,541	111,210
	Reliance Steel & Aluminum Co.	1,355,210	104,216
	WR Grace & Co.	1,398,670	102,397
	Royal Gold Inc.	1,301,086	93,704
*	Axalta Coating Systems Ltd.	3,299,600	87,538
	NewMarket Corp.	200,412	83,047
	Olin Corp.	3,262,788	81,048
^	CONSOL Energy Inc.	3,950,855	63,569
	Scotts Miracle-Gro Co. Class A	909,156	63,559
	Sensient Technologies Corp.	879,082	62,450
	PolyOne Corp.	1,682,461	59,290
	Huntsman Corp.	4,101,214	55,161
	Cabot Corp.	1,105,085	50,458
	Compass Minerals International Inc.	669,589	49,677
	United States Steel Corp.	2,895,478	48,818
	Axiall Corp.	1,397,020	45,557
	US Silica Holdings Inc.	1,292,105	44,539
	Domtar Corp.	1,248,041	43,694
	HB Fuller Co.	991,097	43,598
	Hecla Mining Co.	7,722,520	39,385
	Minerals Technologies Inc.	689,881	39,185
	Commercial Metals Co.	2,272,864	38,411
	Worthington Industries Inc.	876,102	37,059
	Balchem Corp.	616,776	36,791
*	GCP Applied Technologies Inc.	1,396,900	36,375
*	Chemtura Corp.	1,304,716	34,418
*	Cambrex Corp.	642,009	33,211
	Westlake Chemical Corp.	772,197	33,143
*	Coeur Mining Inc.	3,108,861	33,140
	Carpenter Technology Corp.	949,795	31,277
	Kaiser Aluminum Corp.	338,154	30,572
	Chemours Co.	3,584,863	29,539
*	Stillwater Mining Co.	2,458,499	29,158
*	Ingevity Corp.	831,720	28,312
^	Allegheny Technologies Inc.	2,166,648	27,625
*	Platform Specialty Products Corp.	3,036,480	26,964
	Neenah Paper Inc.	328,723	23,790
*	Clearwater Paper Corp.	351,137	22,954
	Stepan Co.	380,284	22,638

1

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	KapStone Paper and Packaging Corp.	1,720,130	22,379
*	Ferro Corp.	1,651,208	22,093
	Quaker Chemical Corp.	242,738	21,652
*	AK Steel Holding Corp.	4,521,892	21,072
	Innospec Inc.	442,203	20,337
*,^	Cliffs Natural Resources Inc.	3,257,182	18,468
*	Kraton Performance Polymers Inc.	610,816	17,060
	PH Glatfelter Co.	863,936	16,899
*	Univar Inc.	831,737	15,728
	Innophos Holdings Inc.	359,563	15,177
	Deltic Timber Corp.	220,677	14,814
	A Schulman Inc.	549,507	13,419
	Calgon Carbon Corp.	1,019,035	13,400
	Aceto Corp.	549,967	12,039
*	Koppers Holdings Inc.	381,171	11,713
	Rayonier Advanced Materials Inc.	856,133	11,635
*,^	Fairmount Santrol Holdings Inc.	1,411,237	10,881
*	CSW Industrials Inc.	306,115	9,982
	Chase Corp.	144,350	8,527
	American Vanguard Corp.	556,720	8,412
	Tredegar Corp.	504,359	8,130
	Haynes International Inc.	245,859	7,887
	SunCoke Energy Inc.	1,264,372	7,359
	Hawkins Inc.	169,394	7,353
*	Resolute Forest Products Inc.	1,233,028	6,523
*	Century Aluminum Co.	1,010,894	6,399
*	Veritiv Corp.	155,790	5,855
*	OMNOVA Solutions Inc.	758,640	5,500
	Tronox Ltd. Class A	1,205,697	5,317
	FutureFuel Corp.	473,500	5,152
	Olympic Steel Inc.	181,601	4,960
*	LSB Industries Inc.	375,481	4,536
	KMG Chemicals Inc.	164,843	4,284
*	Ryerson Holding Corp.	238,032	4,166
	Gold Resource Corp.	1,112,007	3,992
*	Real Industry Inc.	512,805	3,984
*,^	Cloud Peak Energy Inc.	1,698,486	3,499
*	Westmoreland Coal Co.	349,140	3,324
*,^	AgroFresh Solutions Inc.	598,300	3,177
	Kronos Worldwide Inc.	483,204	2,537
	Ampco-Pittsburgh Corp.	208,972	2,363
*,^	Ur-Energy Inc.	3,804,358	2,256
*,^	Senomyx Inc.	814,946	2,241
*,^	ChromaDex Corp.	475,100	1,967
*,^	Uranium Energy Corp.	2,134,511	1,874
*	Intrepid Potash Inc.	1,179,222	1,698
*	Codexis Inc.	415,606	1,675
*,^	VBI Vaccines Inc.	358,275	1,415
*	Universal Stainless & Alloy Products Inc.	129,650	1,413
	Synalloy Corp.	177,545	1,360
	Rentech Inc.	506,989	1,217
	Hallador Energy Co.	206,831	956
*,^	Uni-Pixel Inc.	615,729	905
*,^	Pershing Gold Corp.	197,121	846
*	Northern Technologies International Corp.	62,556	691
*	Comstock Mining Inc.	1,753,166	612
*	Handy & Harman Ltd.	20,280	531
*,^	Golden Minerals Co.	799,190	520
	Friedman Industries Inc.	86,825	506
	United-Guardian Inc.	25,819	415
*	General Moly Inc.	1,063,551	367
*,^	Centrus Energy Corp. Class A	94,943	311
	Empire Resources Inc.	78,065	280
*	Solitario Exploration & Royalty Corp.	537,224	280

2

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	NL Industries Inc.	92,843	239
*,^	Marrone Bio Innovations Inc.	288,282	236
*	Dynasil Corp. of America	158,073	209
*,^	Metabolix Inc.	93,474	78
*	Ikonics Corp.	6,410	71
*	TOR Minerals International Inc.	2,580	12
			10,642,665
Consumer Goods (10.6%)
	Procter & Gamble Co.	52,944,257	4,482,790
	Coca-Cola Co.	77,508,481	3,513,459
	Philip Morris International Inc.	30,830,272	3,136,055
	PepsiCo Inc.	28,707,633	3,041,287
	Altria Group Inc.	38,917,522	2,683,752
	NIKE Inc. Class B	26,503,367	1,462,986
	Mondelez International Inc. Class A	29,370,162	1,336,636
	Colgate-Palmolive Co.	17,739,376	1,298,522
	Kraft Heinz Co.	12,114,795	1,071,917
	Kimberly-Clark Corp.	7,153,941	983,524
	Ford Motor Co.	78,012,117	980,612
	Reynolds American Inc.	17,021,569	917,973
	Monsanto Co.	8,709,451	900,644
	General Mills Inc.	11,783,338	840,388
	General Motors Co.	27,658,726	782,742
	Johnson Controls Inc.	12,878,254	569,992
	Constellation Brands Inc. Class A	3,326,183	550,151
	Archer-Daniels-Midland Co.	11,739,738	503,517
*,^	Monster Beverage Corp.	3,029,555	486,880
*,^	Tesla Motors Inc.	2,185,270	463,889
	Newell Brands Inc.	9,478,150	460,354
*	Electronic Arts Inc.	5,848,666	443,095
	Activision Blizzard Inc.	11,132,903	441,197
	ConAgra Foods Inc.	8,628,208	412,515
	Estee Lauder Cos. Inc. Class A	4,421,539	402,448
	Tyson Foods Inc. Class A	5,967,179	398,548
	Kellogg Co.	4,853,240	396,267
	Dr Pepper Snapple Group Inc.	3,697,427	357,282
	Clorox Co.	2,565,981	355,106
	Molson Coors Brewing Co. Class B	3,447,818	348,678
	JM Smucker Co.	2,251,973	343,223
	Delphi Automotive plc	5,464,109	342,053
	Mead Johnson Nutrition Co.	3,703,113	336,057
	Stanley Black & Decker Inc.	3,007,152	334,455
	VF Corp.	5,433,407	334,100
	Hershey Co.	2,776,679	315,125
	Genuine Parts Co.	2,829,956	286,533
	Campbell Soup Co.	3,985,324	265,144
	Church & Dwight Co. Inc.	2,556,139	263,001
	Whirlpool Corp.	1,523,142	253,816
	McCormick & Co. Inc.	2,276,999	242,887
*	Mohawk Industries Inc.	1,244,299	236,118
	Coach Inc.	5,562,165	226,603
	DR Horton Inc.	7,058,796	222,211
	Mattel Inc.	6,827,888	213,645
	Brown-Forman Corp. Class B	1,932,005	192,737
	Hormel Foods Corp.	5,256,669	192,394
	Hanesbrands Inc.	7,512,649	188,793
	Hasbro Inc.	2,229,520	187,257
	Ingredion Inc.	1,422,424	184,076
	Snap-on Inc.	1,149,264	181,377
*	LKQ Corp.	5,480,912	173,745
*	Michael Kors Holdings Ltd.	3,398,691	168,167
	Bunge Ltd.	2,785,072	164,737
	Harley-Davidson Inc.	3,630,679	164,470
*	WhiteWave Foods Co. Class A	3,494,901	164,051

3

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Lennar Corp. Class A	3,488,189	160,806
	PVH Corp.	1,615,990	152,275
	Lear Corp.	1,468,482	149,433
*,^	Under Armour Inc. Class A	3,609,585	144,853
*,^	lululemon athletica Inc.	1,890,584	139,639
*	Under Armour Inc.	3,741,682	136,197
	Leggett & Platt Inc.	2,647,720	135,325
	Goodyear Tire & Rubber Co.	5,263,020	135,049
*	Middleby Corp.	1,135,138	130,825
*	NVR Inc.	73,294	130,488
	BorgWarner Inc.	4,373,468	129,105
	PulteGroup Inc.	6,162,889	120,115
*	TreeHouse Foods Inc.	1,111,474	114,093
	Leucadia National Corp.	6,428,575	111,407
	Pinnacle Foods Inc.	2,295,015	106,236
	Carter's Inc.	970,946	103,377
	Ralph Lauren Corp. Class A	1,145,952	102,700
	Harman International Industries Inc.	1,402,299	100,713
	Polaris Industries Inc.	1,225,993	100,237
*	Post Holdings Inc.	1,206,099	99,732
*	Edgewell Personal Care Co.	1,177,524	99,395
*	WABCO Holdings Inc.	1,065,486	97,567
*	Hain Celestial Group Inc.	1,940,410	96,535
	Gentex Corp.	5,701,267	88,085
	Brunswick Corp.	1,813,033	82,167
*	Toll Brothers Inc.	3,040,322	81,815
*,^	Herbalife Ltd.	1,390,342	81,377
*	Skechers U.S.A. Inc. Class A	2,640,432	78,474
	Pool Corp.	808,455	76,019
	Flowers Foods Inc.	3,686,877	69,129
	Energizer Holdings Inc.	1,237,786	63,734
	Thor Industries Inc.	929,471	60,174
*	Take-Two Interactive Software Inc.	1,577,273	59,810
	B&G Foods Inc.	1,239,043	59,722
*	Tempur Sealy International Inc.	1,057,330	58,491
*	Vista Outdoor Inc.	1,209,646	57,736
*	Helen of Troy Ltd.	556,634	57,244
	CalAtlantic Group Inc.	1,558,640	57,218
	Spectrum Brands Holdings Inc.	467,374	55,762
*	Kate Spade & Co.	2,508,095	51,692
	Snyder's-Lance Inc.	1,509,418	51,154
	Nu Skin Enterprises Inc. Class A	1,105,725	51,073
*	Tenneco Inc.	1,079,833	50,331
	Lancaster Colony Corp.	383,267	48,909
*	Darling Ingredients Inc.	3,247,526	48,388
*	Manitowoc Foodservice Inc.	2,713,852	47,818
	Tupperware Brands Corp.	842,989	47,443
	Visteon Corp.	688,744	45,326
	HNI Corp.	886,886	41,231
	Vector Group Ltd.	1,794,080	40,223
	Wolverine World Wide Inc.	1,935,738	39,334
	Drew Industries Inc.	463,482	39,322
*	Steven Madden Ltd.	1,115,338	38,122
*	Dorman Products Inc.	660,690	37,791
	Fresh Del Monte Produce Inc.	678,331	36,922
*,^	Blue Buffalo Pet Products Inc.	1,560,555	36,423
*	Zynga Inc. Class A	14,454,580	35,992
*	G-III Apparel Group Ltd.	786,428	35,955
	J&J Snack Foods Corp.	300,332	35,821
*	Deckers Outdoor Corp.	615,347	35,395
	Herman Miller Inc.	1,172,523	35,047
*	TRI Pointe Group Inc.	2,815,791	33,283
	Avon Products Inc.	8,768,218	33,144
	Cooper Tire & Rubber Co.	1,096,211	32,689

4

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Sanderson Farms Inc.	376,278	32,601
	Dean Foods Co.	1,798,033	32,526
*,^	Fitbit Inc. Class A	2,625,210	32,080
^	Pilgrim's Pride Corp.	1,255,790	31,998
	Columbia Sportswear Co.	551,484	31,732
	Dana Holding Corp.	2,977,201	31,439
	WD-40 Co.	267,447	31,412
*	Tumi Holdings Inc.	1,141,920	30,535
*	Boston Beer Co. Inc. Class A	176,306	30,154
*	Meritage Homes Corp.	762,338	28,618
	La-Z-Boy Inc.	987,565	27,474
	KB Home	1,679,140	25,540
^	Coty Inc. Class A	978,501	25,431
*	Cooper-Standard Holding Inc.	321,744	25,415
*	Gentherm Inc.	730,860	25,032
^	Cal-Maine Foods Inc.	557,829	24,723
	Universal Corp.	418,842	24,184
*,^	Wayfair Inc.	614,421	23,962
*	Fossil Group Inc.	804,154	22,943
	Knoll Inc.	909,087	22,073
	Steelcase Inc. Class A	1,597,201	21,674
	Schweitzer-Mauduit International Inc.	613,153	21,632
*	ACCO Brands Corp.	2,090,138	21,591
*	American Axle & Manufacturing Holdings Inc.	1,441,699	20,876
*	Universal Electronics Inc.	271,380	19,615
	Calavo Growers Inc.	292,281	19,583
*	Select Comfort Corp.	902,789	19,302
	Interface Inc. Class A	1,256,059	19,155
*	iRobot Corp.	542,215	19,021
	Andersons Inc.	523,321	18,599
	Callaway Golf Co.	1,801,249	18,391
*	TiVo Inc.	1,818,815	18,006
	MDC Holdings Inc.	728,177	17,724
*,^	GoPro Inc. Class A	1,637,255	17,699
	Briggs & Stratton Corp.	807,780	17,109
	Oxford Industries Inc.	293,331	16,608
	Ethan Allen Interiors Inc.	495,058	16,357
*	Crocs Inc.	1,393,655	15,720
*	Seaboard Corp.	5,381	15,447
*	National Beverage Corp.	244,345	15,347
*	Cavco Industries Inc.	162,693	15,244
^	Tootsie Roll Industries Inc.	391,465	15,083
	Standard Motor Products Inc.	378,410	15,053
	Nutrisystem Inc.	571,899	14,503
	Coca-Cola Bottling Co. Consolidated	93,205	13,745
	Superior Industries International Inc.	478,367	12,811
*	USANA Health Sciences Inc.	113,338	12,629
	Winnebago Industries Inc.	525,619	12,047
*	Nautilus Inc.	631,757	11,271
*,^	LGI Homes Inc.	336,382	10,744
*	Central Garden & Pet Co. Class A	490,163	10,641
	Lennar Corp. Class B	270,603	10,080
	Inter Parfums Inc.	352,729	10,077
	National Presto Industries Inc.	103,769	9,791
*	Motorcar Parts of America Inc.	359,026	9,758
*	Taylor Morrison Home Corp. Class A	612,893	9,095
	Orchids Paper Products Co.	253,675	9,023
	MGP Ingredients Inc.	234,915	8,981
*,^	Amplify Snack Brands Inc.	600,698	8,860
*	DTS Inc.	328,294	8,683
*	Modine Manufacturing Co.	941,943	8,289
*	M/I Homes Inc.	439,403	8,274
	Tower International Inc.	391,870	8,065
*	Unifi Inc.	292,694	7,970

5

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Stoneridge Inc.	524,814	7,841
*	Central Garden & Pet Co.	338,743	7,733
*	Omega Protein Corp.	384,448	7,685
*	Eastman Kodak Co.	473,245	7,610
*,^	William Lyon Homes Class A	461,414	7,438
*	Revlon Inc. Class A	224,482	7,224
*	WCI Communities Inc.	424,199	7,169
	Medifast Inc.	208,294	6,930
*	Fox Factory Holding Corp.	391,143	6,794
	John B Sanfilippo & Son Inc.	159,080	6,782
	Phibro Animal Health Corp. Class A	363,049	6,774
	Movado Group Inc.	311,612	6,756
*	Primo Water Corp.	565,387	6,677
	Libbey Inc.	400,976	6,372
*,^	Iconix Brand Group Inc.	903,174	6,105
	Kimball International Inc. Class B	534,575	6,083
*	Elizabeth Arden Inc.	431,401	5,936
*	Century Communities Inc.	339,655	5,890
*,^	Sequential Brands Group Inc.	727,728	5,807
*	Federal-Mogul Holdings Corp.	691,040	5,743
*	Beazer Homes USA Inc.	713,885	5,533
	Titan International Inc.	888,849	5,511
*	Vera Bradley Inc.	373,763	5,296
	Culp Inc.	186,129	5,143
	Flexsteel Industries Inc.	125,954	4,990
	Bassett Furniture Industries Inc.	206,247	4,938
	Hooker Furniture Corp.	215,734	4,636
*	Perry Ellis International Inc.	225,917	4,545
*,^	Glu Mobile Inc.	2,063,602	4,540
	Arctic Cat Inc.	260,036	4,421
*	Malibu Boats Inc. Class A	359,040	4,337
*,^	Hovnanian Enterprises Inc. Class A	2,461,308	4,135
*	Seneca Foods Corp. Class A	112,211	4,063
*	Freshpet Inc.	430,093	4,013
	Metaldyne Performance Group Inc.	277,778	3,819
*	Inventure Foods Inc.	476,425	3,721
*	Lifevantage Corp.	260,365	3,541
*	Nutraceutical International Corp.	151,045	3,497
	Superior Uniform Group Inc.	178,068	3,399
*	Skullcandy Inc.	542,649	3,332
*	Farmer Brothers Co.	103,802	3,328
	Oil-Dri Corp. of America	95,357	3,293
^	Limoneira Co.	180,588	3,182
*,^	JAKKS Pacific Inc.	401,411	3,175
	Weyco Group Inc.	112,378	3,122
*,^	Jamba Inc.	302,290	3,111
*	Craft Brew Alliance Inc.	269,268	3,102
*	ZAGG Inc.	575,436	3,021
*	Core Molding Technologies Inc.	198,934	2,715
	Strattec Security Corp.	60,661	2,473
*	Delta Apparel Inc.	107,968	2,435
*,^	Vuzix Corp.	317,197	2,395
*	Alliance One International Inc.	150,529	2,318
*,^	Fenix Parts Inc.	586,404	2,305
	A-Mark Precious Metals Inc.	141,350	2,287
	Lifetime Brands Inc.	156,084	2,277
*	Vince Holding Corp.	403,464	2,211
*	New Home Co. Inc.	228,243	2,177
*	Cherokee Inc.	181,002	2,011
	Crown Crafts Inc.	207,921	1,967
*	Black Diamond Inc.	465,414	1,927
	MCBC Holdings Inc.	166,865	1,844
	Rocky Brands Inc.	157,891	1,803
	Johnson Outdoors Inc. Class A	69,864	1,795

6

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*,^	Castle Brands Inc.	2,108,960	1,545
	Nature's Sunshine Products Inc.	160,581	1,530
*,^	Skyline Corp.	159,497	1,499
	Escalade Inc.	143,864	1,473
	Alico Inc.	47,911	1,449
	Marine Products Corp.	166,467	1,408
*	US Foods Holding Corp.	56,400	1,367
*	Lakeland Industries Inc.	154,531	1,340
	LS Starrett Co. Class A	104,172	1,241
*	Shiloh Industries Inc.	157,208	1,146
*	Dixie Group Inc.	312,289	1,112
*	US Auto Parts Network Inc.	280,005	1,106
	Acme United Corp.	59,133	1,082
	Unique Fabricating Inc.	77,699	1,040
*	S&W Seed Co.	238,448	1,040
*	Virco Manufacturing Corp.	213,290	928
*	Lifeway Foods Inc.	95,840	927
*,^	Lipocine Inc.	300,426	913
	Rocky Mountain Chocolate Factory Inc.	85,274	866
*	Mannatech Inc.	39,456	799
*	Natural Alternatives International Inc.	66,931	739
	Kewaunee Scientific Corp.	38,665	730
*	Tandy Leather Factory Inc.	93,919	668
*,^	22nd Century Group Inc.	757,516	615
*	Coffee Holding Co. Inc.	108,152	611
*	Stanley Furniture Co. Inc.	231,674	568
*	Female Health Co.	440,343	555
*	Zedge Inc. Class B	112,961	518
*	Willamette Valley Vineyards Inc.	54,333	456
*	Reed's Inc.	164,631	407
*	Alpha Pro Tech Ltd.	170,806	388
*	Summer Infant Inc.	163,915	272
*	Charles & Colvard Ltd.	233,777	238
*	RiceBran Technologies	114,553	189
	P&F Industries Inc. Class A	18,458	173
*,^	DS Healthcare Group Inc.	231,016	152
*	Cyanotech Corp.	23,466	125
*	Emerson Radio Corp.	183,685	106
*	CTI Industries Corp.	13,546	91
*	CCA Industries Inc.	27,573	90
*	Differential Brands Group Inc.	27,985	84
	Golden Enterprises Inc.	11,210	81
*	Tofutti Brands Inc.	34,800	73
*	JRjr33 Inc.	80,833	73
*	Nova Lifestyle Inc.	171,576	72
	CompX International Inc.	5,846	67
*	Crystal Rock Holdings Inc.	60,050	41
*	Hovnanian Enterprises Inc. Class B	19,300	32
*	Koss Corp.	12,072	25
	Ocean Bio-Chem Inc.	9,942	23
*	Bridgford Foods Corp.	57	1
			46,617,020
Consumer Services (13.3%)
*	Amazon.com Inc.	8,004,634	5,728,276
	Home Depot Inc.	24,769,292	3,162,791
	Comcast Corp. Class A	48,088,860	3,134,913
	Walt Disney Co.	29,015,682	2,838,314
	McDonald's Corp.	17,513,487	2,107,573
	Wal-Mart Stores Inc.	28,195,092	2,058,806
	CVS Health Corp.	21,341,786	2,043,263
	Starbucks Corp.	27,787,247	1,587,208
	Walgreens Boots Alliance Inc.	17,216,117	1,433,586
	Lowe's Cos. Inc.	17,846,832	1,412,934
	Costco Wholesale Corp.	8,722,790	1,369,827

7

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Priceline Group Inc.	988,976	1,234,648
	Time Warner Inc.	14,845,364	1,091,728
	TJX Cos. Inc.	12,520,921	966,991
*	Charter Communications Inc. Class A	3,984,729	911,068
	McKesson Corp.	4,493,325	838,679
	Target Corp.	11,744,430	819,996
*	Netflix Inc.	8,120,881	742,898
	Twenty-First Century Fox Inc. Class A	26,857,730	726,502
	Kroger Co.	18,952,181	697,251
	Yum! Brands Inc.	7,700,017	638,485
	Delta Air Lines Inc.	15,420,342	561,763
*	eBay Inc.	21,855,142	511,629
	Sysco Corp.	10,074,951	511,203
	Cardinal Health Inc.	6,505,736	507,512
	Southwest Airlines Co.	12,788,755	501,447
*	O'Reilly Automotive Inc.	1,817,653	492,766
	Dollar General Corp.	5,162,079	485,235
*	AutoZone Inc.	596,530	473,549
	Ross Stores Inc.	8,025,084	454,942
	CBS Corp. Class B	8,061,139	438,848
*	Dollar Tree Inc.	4,477,235	421,935
	Omnicom Group Inc.	4,735,524	385,898
	Nielsen Holdings plc	6,799,801	353,386
	Carnival Corp.	7,884,286	348,485
	Las Vegas Sands Corp.	7,992,514	347,594
	L Brands Inc.	4,876,772	327,378
	American Airlines Group Inc.	11,488,268	325,233
	Viacom Inc. Class B	7,118,867	295,219
	AmerisourceBergen Corp. Class A	3,698,174	293,339
*	Ulta Salon Cosmetics & Fragrance Inc.	1,186,371	289,047
	Starwood Hotels & Resorts Worldwide Inc.	3,358,846	248,387
*	United Continental Holdings Inc.	6,046,318	248,141
	Expedia Inc.	2,328,712	247,542
	Hilton Worldwide Holdings Inc.	10,925,583	246,153
	Tractor Supply Co.	2,644,196	241,098
*	Chipotle Mexican Grill Inc. Class A	580,929	233,975
	Royal Caribbean Cruises Ltd.	3,455,797	232,057
*	DISH Network Corp. Class A	4,262,405	223,350
	Advance Auto Parts Inc.	1,377,645	222,669
*	Liberty Interactive Corp. QVC Group Class A	8,767,029	222,420
*	MGM Resorts International	9,650,617	218,393
^	Marriott International Inc. Class A	3,119,165	207,300
	Whole Foods Market Inc.	6,467,878	207,101
	Macy's Inc.	6,109,063	205,326
*,^	CarMax Inc.	3,825,806	187,579
	Interpublic Group of Cos. Inc.	7,992,013	184,616
	Best Buy Co. Inc.	5,481,293	167,728
	Wyndham Worldwide Corp.	2,217,494	157,952
	Aramark	4,703,924	157,205
*	Rite Aid Corp.	20,688,581	154,957
*	IHS Inc. Class A	1,314,019	151,914
	Darden Restaurants Inc.	2,373,118	150,313
	Foot Locker Inc.	2,707,143	148,514
	Wynn Resorts Ltd.	1,620,175	146,853
*	TripAdvisor Inc.	2,239,009	143,968
	Alaska Air Group Inc.	2,462,162	143,519
	Kohl's Corp.	3,710,867	140,716
*	Sirius XM Holdings Inc.	34,995,268	138,231
	Domino's Pizza Inc.	995,581	130,799
	Tiffany & Co.	2,115,554	128,287
	Signet Jewelers Ltd.	1,552,704	127,958
	Bed Bath & Beyond Inc.	2,953,453	127,648
*	Norwegian Cruise Line Holdings Ltd.	3,151,139	125,541
	FactSet Research Systems Inc.	772,404	124,681

8

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Discovery Communications Inc.	4,909,564	117,093
*	Liberty SiriusXM Group Class C	3,701,006	114,250
	KAR Auction Services Inc.	2,719,360	113,506
	Staples Inc.	12,763,910	110,025
	News Corp. Class A	9,552,605	108,422
	Sabre Corp.	4,005,803	107,315
*	ServiceMaster Global Holdings Inc.	2,683,255	106,794
*	JetBlue Airways Corp.	6,379,259	105,641
	H&R Block Inc.	4,543,278	104,495
*	VCA Inc.	1,511,813	102,214
	TEGNA Inc.	4,375,018	101,369
	Casey's General Stores Inc.	770,427	101,319
	Scripps Networks Interactive Inc. Class A	1,597,165	99,455
	Service Corp. International	3,656,827	98,881
	Vail Resorts Inc.	714,764	98,802
*	Copart Inc.	1,993,527	97,703
*	Burlington Stores Inc.	1,450,692	96,776
*	Panera Bread Co. Class A	451,403	95,670
	Gap Inc.	4,366,786	92,663
	Nordstrom Inc.	2,398,605	91,267
	Dun & Bradstreet Corp.	712,559	86,818
	Six Flags Entertainment Corp.	1,467,808	85,059
*	Sally Beauty Holdings Inc.	2,888,321	84,946
	Williams-Sonoma Inc.	1,592,370	83,010
^	Cracker Barrel Old Country Store Inc.	470,226	80,630
*	Hertz Global Holdings Inc.	7,255,521	80,319
	Twenty-First Century Fox Inc.	2,923,006	79,652
	Dunkin' Brands Group Inc.	1,801,865	78,597
	Dick's Sporting Goods Inc.	1,712,462	77,164
	Cinemark Holdings Inc.	2,069,956	75,471
*	AMC Networks Inc. Class A	1,209,330	73,068
*	Discovery Communications Inc. Class A	2,798,070	70,595
*	Madison Square Garden Co. Class A	397,887	68,639
*	AutoNation Inc.	1,438,027	67,559
*	Sprouts Farmers Market Inc.	2,815,716	64,480
*	Spirit Airlines Inc.	1,435,146	64,395
	CST Brands Inc.	1,489,807	64,181
*	Live Nation Entertainment Inc.	2,687,180	63,149
	Tribune Media Co. Class A	1,581,778	61,974
*	Liberty SiriusXM Group	1,962,268	61,537
*	Bright Horizons Family Solutions Inc.	868,439	57,586
*	DreamWorks Animation SKG Inc. Class A	1,406,152	57,469
	Jack in the Box Inc.	662,535	56,925
	Texas Roadhouse Inc. Class A	1,248,294	56,922
	Rollins Inc.	1,942,244	56,849
*	Murphy USA Inc.	755,307	56,014
*	Avis Budget Group Inc.	1,720,405	55,449
*	Pandora Media Inc.	4,397,623	54,750
	GameStop Corp. Class A	2,054,828	54,617
*	Beacon Roofing Supply Inc.	1,160,770	52,780
*	Michaels Cos. Inc.	1,845,235	52,478
*,^	JC Penney Co. Inc.	5,892,594	52,326
	Brinker International Inc.	1,144,635	52,115
	American Eagle Outfitters Inc.	3,261,876	51,962
*	Buffalo Wild Wings Inc.	369,081	51,284
*	Five Below Inc.	1,102,509	51,167
*,^	GrubHub Inc.	1,645,628	51,130
*	Starz	1,703,770	50,977
	John Wiley & Sons Inc. Class A	967,407	50,479
	Big Lots Inc.	975,129	48,864
	Dolby Laboratories Inc. Class A	998,651	47,785
	Cable One Inc.	92,901	47,511
*	Cabela's Inc.	936,807	46,897
*	Urban Outfitters Inc.	1,649,886	45,372

9

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	AMERCO	119,773	44,861
	Graham Holdings Co. Class B	91,470	44,778
*	United Natural Foods Inc.	942,341	44,102
	Chemed Corp.	317,075	43,220
	Cheesecake Factory Inc.	874,746	42,110
*	WebMD Health Corp.	723,458	42,040
	Bloomin' Brands Inc.	2,348,938	41,976
	Wendy's Co.	4,309,394	41,456
	Core-Mark Holding Co. Inc.	873,862	40,949
*	Yelp Inc. Class A	1,327,952	40,317
	Allegiant Travel Co. Class A	265,129	40,167
	Sinclair Broadcast Group Inc. Class A	1,344,358	40,143
	Lions Gate Entertainment Corp.	1,977,957	40,014
*	Hawaiian Holdings Inc.	1,029,015	39,061
	Meredith Corp.	746,512	38,751
*	Houghton Mifflin Harcourt Co.	2,472,328	38,642
	Monro Muffler Brake Inc.	604,292	38,409
	PriceSmart Inc.	393,333	36,804
*	Grand Canyon Education Inc.	917,990	36,646
*	Office Depot Inc.	10,874,891	35,996
	Papa John's International Inc.	526,831	35,825
	Interval Leisure Group Inc.	2,252,582	35,816
*	Dave & Buster's Entertainment Inc.	755,926	35,370
^	Regal Entertainment Group Class A	1,580,170	34,827
	Matthews International Corp. Class A	609,928	33,936
	Churchill Downs Inc.	268,283	33,900
	GNC Holdings Inc. Class A	1,384,301	33,625
	Hillenbrand Inc.	1,102,391	33,116
*	Acxiom Corp.	1,482,495	32,600
*	Media General Inc.	1,865,471	32,067
	Gannett Co. Inc.	2,305,759	31,843
	Lithia Motors Inc. Class A	443,654	31,530
	Aaron's Inc.	1,437,360	31,464
	Children's Place Inc.	391,608	31,399
	Morningstar Inc.	380,818	31,143
	Time Inc.	1,882,391	30,984
*,^	SolarCity Corp.	1,284,052	30,727
*,^	Diplomat Pharmacy Inc.	873,911	30,587
	Choice Hotels International Inc.	638,943	30,426
	HSN Inc.	615,975	30,140
	New York Times Co. Class A	2,484,454	30,062
^	Sotheby's	1,085,981	29,756
*	Liberty TripAdvisor Holdings Inc. Class A	1,345,841	29,447
*	Shutterfly Inc.	616,779	28,748
	DineEquity Inc.	335,525	28,446
*	Boyd Gaming Corp.	1,536,529	28,272
	DSW Inc. Class A	1,323,819	28,038
*	Genesco Inc.	434,054	27,914
	Chico's FAS Inc.	2,604,623	27,896
*	Stamps.com Inc.	315,782	27,606
^	Nexstar Broadcasting Group Inc. Class A	569,506	27,097
*,^	Groupon Inc. Class A	8,088,205	26,287
*	Krispy Kreme Doughnuts Inc.	1,229,022	25,760
*,^	Diamond Resorts International Inc.	857,337	25,686
	SkyWest Inc.	969,856	25,662
*	Hyatt Hotels Corp. Class A	514,810	25,298
*	SUPERVALU Inc.	5,344,931	25,228
	Penske Automotive Group Inc.	794,544	24,996
	Sonic Corp.	910,401	24,626
*	Caesars Acquisition Co. Class A	2,167,776	24,322
*	Ascena Retail Group Inc.	3,472,846	24,275
	Marriott Vacations Worldwide Corp.	351,310	24,061
*	Popeyes Louisiana Kitchen Inc.	439,240	24,000
	Abercrombie & Fitch Co.	1,311,307	23,354

10

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Dillard's Inc. Class A	376,993	22,846
*	Ollie's Bargain Outlet Holdings Inc.	895,998	22,301
*	Express Inc.	1,531,118	22,217
*	comScore Inc.	911,924	21,777
	Extended Stay America Inc.	1,449,823	21,675
*,^	Restoration Hardware Holdings Inc.	753,021	21,597
*	Asbury Automotive Group Inc.	409,059	21,574
	SpartanNash Co.	700,345	21,417
	Group 1 Automotive Inc.	412,564	20,364
	DeVry Education Group Inc.	1,115,722	19,904
*	Performance Food Group Co.	738,752	19,880
*	Virgin America Inc.	351,606	19,764
	Caleres Inc.	815,469	19,743
*	La Quinta Holdings Inc.	1,725,406	19,670
*	Penn National Gaming Inc.	1,401,812	19,555
	SeaWorld Entertainment Inc.	1,316,777	18,869
	Cato Corp. Class A	492,308	18,570
	Scholastic Corp.	462,497	18,320
*	Liberty Media Group	958,845	18,189
*	EW Scripps Co. Class A	1,143,635	18,115
*,^	Quotient Technology Inc.	1,343,077	18,011
	MDC Partners Inc. Class A	981,363	17,949
	National CineMedia Inc.	1,149,576	17,795
*	MSG Networks Inc.	1,149,971	17,641
	Finish Line Inc. Class A	866,044	17,485
	Guess? Inc.	1,148,010	17,278
	International Speedway Corp. Class A	512,177	17,132
*	Etsy Inc.	1,781,302	17,083
*	Belmond Ltd. Class A	1,703,095	16,861
*	BJ's Restaurants Inc.	383,956	16,829
*	Denny's Corp.	1,544,056	16,568
*	Apollo Education Group Inc.	1,813,592	16,540
*	Rush Enterprises Inc. Class A	748,377	16,128
*,^	Hibbett Sports Inc.	457,291	15,909
	ClubCorp Holdings Inc.	1,205,002	15,665
	Bob Evans Farms Inc.	408,009	15,484
*	Vitamin Shoppe Inc.	504,338	15,418
	New Media Investment Group Inc.	835,580	15,099
^	Buckle Inc.	574,131	14,922
*	Carmike Cinemas Inc.	463,420	13,958
*	Tile Shop Holdings Inc.	671,574	13,351
*	Gray Television Inc.	1,226,436	13,307
	Barnes & Noble Inc.	1,155,951	13,120
*,^	Zoe's Kitchen Inc.	359,009	13,021
*	Pinnacle Entertainment Inc.	1,138,864	12,619
*	Red Robin Gourmet Burgers Inc.	265,397	12,588
	Rent-A-Center Inc.	1,020,822	12,536
	Weis Markets Inc.	243,066	12,287
	Tailored Brands Inc.	950,691	12,036
	AMC Entertainment Holdings Inc.	432,096	11,930
*,^	Mattress Firm Holding Corp.	353,087	11,846
	Capella Education Co.	219,659	11,563
	Fred's Inc. Class A	713,406	11,493
*	Providence Service Corp.	255,750	11,478
*	Fiesta Restaurant Group Inc.	523,183	11,411
*	Red Rock Resorts Inc. Class A	511,769	11,249
*	Chuy's Holdings Inc.	319,157	11,046
^	World Wrestling Entertainment Inc. Class A	595,578	10,965
*,^	Shake Shack Inc. Class A	295,748	10,774
	Ruth's Hospitality Group Inc.	644,623	10,282
*	Rubicon Project Inc.	746,189	10,185
	Ingles Markets Inc. Class A	272,714	10,172
*	Liberty Braves Group	678,352	9,945
*	Planet Fitness Inc. Class A	518,005	9,780

11

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*,^	Scientific Games Corp. Class A	1,063,147	9,770
*	Strayer Education Inc.	197,104	9,684
	Sonic Automotive Inc. Class A	555,672	9,508
*	SP Plus Corp.	398,223	8,992
*	Isle of Capri Casinos Inc.	490,151	8,980
*	FTD Cos. Inc.	358,894	8,958
*	Francesca's Holdings Corp.	810,520	8,956
*	Liberty Media Group Class A	463,519	8,872
*,^	Caesars Entertainment Corp.	1,145,628	8,810
*	Regis Corp.	705,827	8,788
*	Biglari Holdings Inc.	21,729	8,764
*	Smart & Final Stores Inc.	584,381	8,701
*,^	TrueCar Inc.	1,107,601	8,695
*	MarineMax Inc.	502,135	8,521
*	American Public Education Inc.	293,861	8,257
*	Eldorado Resorts Inc.	534,439	8,121
	Pier 1 Imports Inc.	1,576,123	8,101
*	XO Group Inc.	458,324	7,989
*	Bankrate Inc.	1,056,762	7,905
*	Carrols Restaurant Group Inc.	662,972	7,889
	Entravision Communications Corp. Class A	1,167,284	7,844
*	K12 Inc.	624,425	7,799
*,^	Lumber Liquidators Holdings Inc.	498,183	7,682
*	Career Education Corp.	1,285,035	7,646
*	Wingstop Inc.	279,080	7,605
*	Barnes & Noble Education Inc.	729,243	7,402
	Shoe Carnival Inc.	289,094	7,245
*	tronc Inc.	523,109	7,219
	Marcus Corp.	336,034	7,090
	PetMed Express Inc.	371,851	6,976
*	Party City Holdco Inc.	489,724	6,812
*,^	Sears Holdings Corp.	489,174	6,658
*	Chefs' Warehouse Inc.	410,907	6,575
*	RetailMeNot Inc.	850,483	6,557
*	Del Frisco's Restaurant Group Inc.	456,865	6,542
*,^	Weight Watchers International Inc.	557,180	6,480
	Haverty Furniture Cos. Inc.	349,016	6,293
*	Tuesday Morning Corp.	871,762	6,120
*,^	Chegg Inc.	1,200,723	6,004
*	Global Eagle Entertainment Inc.	902,780	5,994
*	Potbelly Corp.	477,168	5,984
*	Clean Energy Fuels Corp.	1,724,306	5,983
*	Care.com Inc.	505,197	5,901
*,^	Lands' End Inc.	355,443	5,836
	Blue Nile Inc.	212,080	5,807
*	Del Taco Restaurants Inc.	625,400	5,691
	Entercom Communications Corp. Class A	419,336	5,690
*	Zumiez Inc.	392,083	5,611
*	1-800-Flowers.com Inc. Class A	621,876	5,609
*,^	El Pollo Loco Holdings Inc.	429,497	5,583
*	Angie's List Inc.	852,141	5,547
	Carriage Services Inc. Class A	232,657	5,509
*	Overstock.com Inc.	331,512	5,341
*	Sportsman's Warehouse Holdings Inc.	619,529	4,993
	Village Super Market Inc. Class A	169,481	4,896
*	Lindblad Expeditions Holdings Inc.	499,400	4,809
^	Natural Health Trends Corp.	169,994	4,792
*,^	Trupanion Inc.	347,853	4,609
*	Daily Journal Corp.	19,399	4,597
	News Corp. Class B	391,510	4,569
*	Monarch Casino & Resort Inc.	206,665	4,540
*	Kirkland's Inc.	305,224	4,481
	Winmark Corp.	44,738	4,459
	Citi Trends Inc.	287,018	4,457

12

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Stein Mart Inc.	575,895	4,446
*,^	Intrawest Resorts Holdings Inc.	341,050	4,427
*	America's Car-Mart Inc.	154,707	4,369
	Clear Channel Outdoor Holdings Inc. Class A	700,990	4,360
*	J Alexander's Holdings Inc.	438,421	4,354
*	Avid Technology Inc.	738,015	4,288
*,^	TubeMogul Inc.	350,840	4,175
*	Duluth Holdings Inc.	167,815	4,105
*	Ruby Tuesday Inc.	1,120,219	4,044
*	Gaiam Inc. Class A	515,381	3,989
	CSS Industries Inc.	148,767	3,988
	Speedway Motorsports Inc.	222,021	3,941
*	Build-A-Bear Workshop Inc.	276,967	3,717
*	Liquidity Services Inc.	468,771	3,675
*	Titan Machinery Inc.	326,965	3,646
*,^	Habit Restaurants Inc. Class A	222,181	3,639
*	Ascent Capital Group Inc. Class A	223,581	3,441
	Big 5 Sporting Goods Corp.	365,032	3,384
*,^	Conn's Inc.	440,696	3,314
*	Reading International Inc. Class A	261,820	3,270
*	Destination XL Group Inc.	687,306	3,141
*	Bravo Brio Restaurant Group Inc.	383,080	3,137
*	Everyday Health Inc.	393,382	3,100
*	Bojangles' Inc.	165,810	2,810
	Stage Stores Inc.	574,678	2,804
	Saga Communications Inc. Class A	70,337	2,781
	RCI Hospitality Holdings Inc.	271,803	2,770
*	Nathan's Famous Inc.	60,499	2,692
*	Autobytel Inc.	193,247	2,680
*	Liberty Braves Group Class A	177,970	2,677
*	EVINE Live Inc.	1,553,676	2,564
*	Boot Barn Holdings Inc.	285,652	2,462
*	Natural Grocers by Vitamin Cottage Inc.	188,639	2,462
*,^	Noodles & Co. Class A	250,688	2,452
*	TechTarget Inc.	297,676	2,411
*	Bridgepoint Education Inc.	320,642	2,321
*	Townsquare Media Inc. Class A	291,821	2,302
*	Century Casinos Inc.	368,214	2,294
*,^	Hemisphere Media Group Inc. Class A	193,265	2,281
	Collectors Universe Inc.	113,601	2,244
*	West Marine Inc.	262,221	2,200
*	PCM Inc.	182,713	2,035
*	Red Lion Hotels Corp.	277,046	2,011
*	Container Store Group Inc.	364,212	1,949
*	QuinStreet Inc.	543,218	1,928
	McClatchy Co. Class A	129,170	1,888
	Golden Entertainment Inc.	158,464	1,852
*	Kona Grill Inc.	172,125	1,845
	Harte-Hanks Inc.	1,121,456	1,783
*	Lee Enterprises Inc.	930,958	1,778
*	Marchex Inc. Class B	555,770	1,767
	A H Belo Corp. Class A	349,364	1,747
*,^	Radio One Inc.	538,531	1,718
*,^	Papa Murphy's Holdings Inc.	252,984	1,679
*	RealNetworks Inc.	378,313	1,631
	Liberty Tax Inc.	121,848	1,623
*	Christopher & Banks Corp.	738,585	1,618
*	Luby's Inc.	312,777	1,570
*	Tilly's Inc. Class A	269,506	1,560
	Destination Maternity Corp.	263,948	1,552
*	Sears Hometown and Outlet Stores Inc.	224,008	1,510
*,^	Fogo De Chao Inc.	113,216	1,479
*	Travelzoo Inc.	175,921	1,411
*,^	ITT Educational Services Inc.	718,618	1,380

13

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Salem Media Group Inc. Class A	183,751	1,327
*	Morgans Hotel Group Co.	567,836	1,215
	Wayside Technology Group Inc.	66,044	1,193
*	Town Sports International Holdings Inc.	423,943	1,153
*	Cambium Learning Group Inc.	244,281	1,102
*	Demand Media Inc.	213,082	1,102
*	YuMe Inc.	286,038	1,053
*	Sizmek Inc.	454,208	1,040
	Educational Development Corp.	82,487	958
*,^	Remark Media Inc.	219,230	930
*,^	Cumulus Media Inc. Class A	2,922,289	906
*	ReachLocal Inc.	193,721	881
*,^	Digital Turbine Inc.	735,661	787
*	New York & Co. Inc.	521,560	777
	Peak Resorts Inc.	146,920	670
*,^	Gordmans Stores Inc.	477,553	616
*,^	Rave Restaurant Group Inc.	152,899	612
*	Nevada Gold & Casinos Inc.	312,048	602
*	Spark Networks Inc.	374,872	592
*,^	Good Times Restaurants Inc.	160,052	559
*	Famous Dave's of America Inc.	108,292	545
	TheStreet Inc.	477,535	540
*,^	YOU On Demand Holdings Inc.	325,761	531
*,^	hhgregg Inc.	276,991	490
*,^	MaxPoint Interactive Inc.	43,434	469
*	CafePress Inc.	139,975	434
*	Profire Energy Inc.	365,619	406
*	Gaming Partners International Corp.	42,577	396
*,^	IDI Inc.	82,538	390
^	Bon-Ton Stores Inc.	260,323	367
*	Dover Downs Gaming & Entertainment Inc.	339,612	360
*	Emmis Communications Corp. Class A	479,209	349
	National American University Holdings Inc.	175,287	347
*,^	Live Ventures Inc.	223,508	335
	Ark Restaurants Corp.	14,910	333
*	Full House Resorts Inc.	160,784	325
*,^	bebe stores inc	570,514	287
*	Cosi Inc.	545,709	273
*	Diversified Restaurant Holdings Inc.	169,604	258
*	Ignite Restaurant Group Inc.	132,916	207
*	Insignia Systems Inc.	95,048	207
*	Spanish Broadcasting System Inc.	51,140	182
*,^	Net Element Inc.	97,546	179
	Value Line Inc.	9,438	154
	Flanigan's Enterprises Inc.	5,074	105
*	NTN Buzztime Inc.	7,087	61
*,^	FunctionX Inc.	203,922	58
*	Interpace Diagnostics Group Inc.	124,872	41
	Haverty Furniture Cos. Inc. Class A	1,375	25
*	SPAR Group Inc.	19,446	20
	Viacom Inc. Class A	300	14
	Beasley Broadcast Group Inc. Class A	3,072	13
*	ONE Group Hospitality Inc.	2,677	7
*	Universal Travel Group	42,843	7
			58,560,696
Financials (18.6%)
*	Berkshire Hathaway Inc. Class B	36,924,127	5,346,244
	JPMorgan Chase & Co.	73,063,574	4,540,170
	Wells Fargo & Co.	91,215,174	4,317,214
	Visa Inc. Class A	38,147,829	2,829,424
	Bank of America Corp.	205,280,841	2,724,077
	Citigroup Inc.	58,627,484	2,485,219
	MasterCard Inc. Class A	19,366,492	1,705,413
	Simon Property Group Inc.	6,146,540	1,333,185

14

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

		Market
		Value
	Shares	($000)
US Bancorp	32,756,285	1,321,061
Chubb Ltd.	8,804,607	1,150,850
American International Group Inc.	21,173,184	1,119,850
Goldman Sachs Group Inc.	7,455,351	1,107,716
American Express Co.	16,161,990	982,003
American Tower Corporation	8,432,661	958,035
PNC Financial Services Group Inc.	10,061,009	818,866
Bank of New York Mellon Corp.	20,642,180	801,949
Morgan Stanley	29,066,962	755,160
Public Storage	2,942,870	752,168
BlackRock Inc.	2,156,081	738,522
Marsh & McLennan Cos. Inc.	10,320,512	706,542
MetLife Inc.	17,443,709	694,783
Travelers Cos. Inc.	5,828,996	693,884
Crown Castle International Corp.	6,698,946	679,474
Capital One Financial Corp.	10,283,257	653,090
Prudential Financial Inc.	8,827,594	629,761
CME Group Inc.	6,386,982	622,092
Charles Schwab Corp.	23,856,173	603,800
Aon plc	5,341,003	583,398
Aflac Inc.	8,021,194	578,809
Intercontinental Exchange Inc.	2,259,757	578,407
BB&T Corp.	16,135,214	574,575
S&P Global Inc.	5,248,767	562,983
Welltower Inc.	7,089,026	539,971
Equinix Inc.	1,377,523	534,107
Allstate Corp.	7,481,858	523,356
Prologis Inc.	10,392,430	509,645
Equity Residential	7,252,617	499,560
AvalonBay Communities Inc.	2,720,871	490,818
Ventas Inc.	6,710,347	488,647
Weyerhaeuser Co.	15,063,330	448,435
Discover Financial Services	8,259,507	442,627
* Synchrony Financial	16,633,323	420,490
SunTrust Banks Inc.	10,012,653	411,320
State Street Corp.	7,512,269	405,062
Boston Properties Inc.	3,041,309	401,149
Progressive Corp.	10,966,087	367,364
Hartford Financial Services Group Inc.	8,083,833	358,760
Realty Income Corp.	5,109,627	354,404
Digital Realty Trust Inc.	3,158,920	344,291
T. Rowe Price Group Inc.	4,681,214	341,588
General Growth Properties Inc.	11,376,998	339,262
Vornado Realty Trust	3,360,972	336,501
M&T Bank Corp.	2,843,711	336,212
HCP Inc.	9,272,386	328,057
Willis Towers Watson plc	2,594,883	322,570
Moody's Corp.	3,274,373	306,841
Equifax Inc.	2,355,315	302,422
Essex Property Trust Inc.	1,305,417	297,753
Ameriprise Financial Inc.	3,282,692	294,950
Northern Trust Corp.	4,353,358	288,453
Fifth Third Bancorp	15,660,421	275,467
Macerich Co.	3,038,357	259,445
* Markel Corp.	261,308	248,969
Kimco Realty Corp.	7,848,704	246,292
Host Hotels & Resorts Inc.	14,854,982	240,799
Loews Corp.	5,783,250	237,634
Principal Financial Group Inc.	5,764,291	236,970
Franklin Resources Inc.	7,091,884	236,656
Federal Realty Investment Trust	1,402,484	232,181
Cincinnati Financial Corp.	3,084,392	230,990
Extra Space Storage Inc.	2,356,452	218,066
Regions Financial Corp.	25,383,083	216,010

15

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	SL Green Realty Corp.	1,980,701	210,885
	Invesco Ltd.	8,222,816	210,011
	First Republic Bank	2,949,668	206,447
	Annaly Capital Management Inc.	18,643,830	206,387
	Citizens Financial Group Inc.	10,142,039	202,638
	FNF Group	5,213,603	195,510
	UDR Inc.	5,281,918	195,008
	XL Group plc Class A	5,742,671	191,288
	Western Union Co.	9,896,676	189,818
*	Berkshire Hathaway Inc. Class A	864	187,466
	Lincoln National Corp.	4,752,326	184,248
	KeyCorp	16,497,874	182,301
	VEREIT Inc.	17,818,318	180,678
	Duke Realty Corp.	6,772,409	180,552
	Arthur J Gallagher & Co.	3,486,609	165,963
*	Arch Capital Group Ltd.	2,264,167	163,020
	Regency Centers Corp.	1,932,211	161,784
	Mid-America Apartment Communities Inc.	1,491,700	158,717
*	Alleghany Corp.	285,635	156,979
*	CBRE Group Inc. Class A	5,922,784	156,835
*	Ally Financial Inc.	9,170,786	156,545
	Everest Re Group Ltd.	851,185	155,486
	Camden Property Trust	1,711,855	151,362
*	Affiliated Managers Group Inc.	1,067,857	150,322
	Alexandria Real Estate Equities Inc.	1,449,752	150,078
	Iron Mountain Inc.	3,761,258	149,811
	Unum Group	4,704,033	149,541
	National Retail Properties Inc.	2,850,877	147,447
	Nasdaq Inc.	2,274,459	147,089
	Comerica Inc.	3,486,118	143,384
*	Liberty Broadband Corp.	2,381,287	142,877
	Torchmark Corp.	2,306,299	142,575
	SEI Investments Co.	2,958,747	142,345
	TD Ameritrade Holding Corp.	4,976,459	141,705
	Huntington Bancshares Inc.	15,759,884	140,893
	MSCI Inc. Class A	1,819,859	140,348
	WP Carey Inc.	1,994,958	138,490
	New York Community Bancorp Inc.	9,107,063	136,515
	Apartment Investment & Management Co.	3,086,268	136,290
	American Campus Communities Inc.	2,571,206	135,940
*	E*TRADE Financial Corp.	5,645,884	132,622
	American Capital Agency Corp.	6,677,174	132,342
	Raymond James Financial Inc.	2,591,203	127,746
	CIT Group Inc.	3,972,948	126,777
	Omega Healthcare Investors Inc.	3,713,477	126,073
*	Signature Bank	997,652	124,627
	Reinsurance Group of America Inc. Class A	1,275,615	123,722
	Gaming and Leisure Properties Inc.	3,584,985	123,610
	Equity LifeStyle Properties Inc.	1,516,884	121,427
	Kilroy Realty Corp.	1,825,340	121,002
	Spirit Realty Capital Inc.	9,456,499	120,759
	Liberty Property Trust	2,907,245	115,476
	Brixmor Property Group Inc.	4,255,141	112,591
	DDR Corp.	6,114,114	110,910
	Assurant Inc.	1,278,168	110,319
	WR Berkley Corp.	1,827,813	109,523
	CBOE Holdings Inc.	1,621,344	108,014
	Lamar Advertising Co. Class A	1,624,097	107,678
	CubeSmart	3,486,161	107,653
	Forest City Realty Trust Inc. Class A	4,773,654	106,500
	Zions Bancorporation	4,143,645	104,130
	MarketAxess Holdings Inc.	704,843	102,484
	Voya Financial Inc.	4,115,684	101,904
	American Financial Group Inc.	1,366,797	101,047

16

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	EPR Properties	1,245,835	100,514
	East West Bancorp Inc.	2,925,295	99,987
*	SVB Financial Group	1,049,153	99,837
	Highwoods Properties Inc.	1,885,353	99,547
	RenaissanceRe Holdings Ltd.	846,272	99,386
*	Liberty Ventures Class A	2,657,812	98,525
	Axis Capital Holdings Ltd.	1,783,993	98,120
	Douglas Emmett Inc.	2,748,282	97,619
	Senior Housing Properties Trust	4,671,526	97,308
	Sovran Self Storage Inc.	895,389	93,944
	PacWest Bancorp	2,337,010	92,966
	Starwood Property Trust Inc.	4,423,619	91,657
	Old Republic International Corp.	4,643,180	89,567
	Weingarten Realty Investors	2,178,328	88,919
	People's United Financial Inc.	6,062,621	88,878
	STORE Capital Corp.	2,980,260	87,769
	Sun Communities Inc.	1,136,750	87,121
	Healthcare Trust of America Inc. Class A	2,686,534	86,883
	First American Financial Corp.	2,159,253	86,845
	Jones Lang LaSalle Inc.	888,651	86,599
	Communications Sales & Leasing Inc.	2,992,164	86,474
	Hospitality Properties Trust	2,995,549	86,272
	DCT Industrial Trust Inc.	1,746,733	83,913
	Taubman Centers Inc.	1,130,751	83,902
	Brown & Brown Inc.	2,239,128	83,900
	CyrusOne Inc.	1,506,299	83,841
	Endurance Specialty Holdings Ltd.	1,246,843	83,738
*	Realogy Holdings Corp.	2,882,218	83,642
	American Homes 4 Rent Class A	4,018,669	82,302
	Corrections Corp. of America	2,325,841	81,451
	Navient Corp.	6,767,263	80,869
*	Howard Hughes Corp.	706,092	80,720
	Healthcare Realty Trust Inc.	2,277,833	79,701
	Commerce Bancshares Inc.	1,659,558	79,493
	Retail Properties of America Inc.	4,675,817	79,021
	Lazard Ltd. Class A	2,612,631	77,804
	Gramercy Property Trust	8,294,720	76,477
	Eaton Vance Corp.	2,156,373	76,206
	Tanger Factory Outlet Centers Inc.	1,874,045	75,299
	Validus Holdings Ltd.	1,547,152	75,176
*,^	Zillow Group Inc.	2,016,113	73,145
*	Equity Commonwealth	2,482,558	72,317
	Cullen/Frost Bankers Inc.	1,129,527	71,985
	Investors Bancorp Inc.	6,495,431	71,969
	Synovus Financial Corp.	2,438,853	70,702
	Medical Properties Trust Inc.	4,644,523	70,643
	DuPont Fabros Technology Inc.	1,485,826	70,636
	Assured Guaranty Ltd.	2,783,438	70,616
	Hanover Insurance Group Inc.	831,813	70,388
	Prosperity Bancshares Inc.	1,358,453	69,268
	Umpqua Holdings Corp.	4,430,967	68,547
	First Niagara Financial Group Inc.	6,906,575	67,270
	White Mountains Insurance Group Ltd.	79,658	67,072
	FirstMerit Corp.	3,292,886	66,747
	Outfront Media Inc.	2,724,443	65,850
	PrivateBancorp Inc.	1,494,717	65,812
	Post Properties Inc.	1,059,848	64,704
	First Horizon National Corp.	4,684,281	64,549
	Rayonier Inc.	2,439,863	64,022
	First Industrial Realty Trust Inc.	2,268,539	63,111
	New Residential Investment Corp.	4,528,938	62,680
	BankUnited Inc.	2,023,887	62,174
	CNO Financial Group Inc.	3,551,709	62,013
^	Apple Hospitality REIT Inc.	3,293,307	61,947

17

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Bank of the Ozarks Inc.	1,636,288	61,394
	Webster Financial Corp.	1,797,028	61,009
	Popular Inc.	2,078,813	60,909
*	Western Alliance Bancorp	1,862,620	60,815
	Two Harbors Investment Corp.	7,099,220	60,769
	Allied World Assurance Co. Holdings AG	1,700,243	59,747
	Education Realty Trust Inc.	1,283,211	59,207
	Piedmont Office Realty Trust Inc. Class A	2,747,535	59,182
	Legg Mason Inc.	1,985,213	58,544
	Urban Edge Properties	1,959,044	58,497
	Equity One Inc.	1,814,556	58,392
	Bank of Hawaii Corp.	846,779	58,258
	Chimera Investment Corp.	3,700,222	58,093
	Brandywine Realty Trust	3,409,380	57,278
	ProAssurance Corp.	1,054,941	56,492
	Aspen Insurance Holdings Ltd.	1,207,005	55,981
	Physicians Realty Trust	2,657,868	55,842
	RLI Corp.	804,154	55,310
	Corporate Office Properties Trust	1,861,449	55,043
	National Health Investors Inc.	718,902	53,982
	Primerica Inc.	942,300	53,937
	Paramount Group Inc.	3,381,624	53,903
	CoreSite Realty Corp.	607,508	53,880
	Federated Investors Inc. Class B	1,831,539	52,712
	Columbia Property Trust Inc.	2,459,820	52,640
	LaSalle Hotel Properties	2,229,911	52,581
	MFA Financial Inc.	7,185,684	52,240
	Wintrust Financial Corp.	1,019,965	52,018
	Sunstone Hotel Investors Inc.	4,251,046	51,310
	MB Financial Inc.	1,400,619	50,814
	RLJ Lodging Trust	2,363,345	50,694
	GEO Group Inc.	1,454,549	49,716
	IBERIABANK Corp.	829,277	49,533
	Associated Banc-Corp	2,875,826	49,320
	FNB Corp.	3,895,227	48,846
	Hudson Pacific Properties Inc.	1,669,377	48,712
	Acadia Realty Trust	1,364,893	48,481
	United Bankshares Inc.	1,291,349	48,438
	QTS Realty Trust Inc. Class A	860,603	48,177
	Blackstone Mortgage Trust Inc. Class A	1,732,664	47,943
	Home BancShares Inc.	2,364,366	46,791
	Erie Indemnity Co. Class A	464,918	46,185
	Fulton Financial Corp.	3,392,799	45,803
	Kite Realty Group Trust	1,606,988	45,044
	Radian Group Inc.	4,300,079	44,807
	Washington REIT	1,423,042	44,769
	UMB Financial Corp.	837,938	44,587
	AmTrust Financial Services Inc.	1,812,115	44,397
	Mack-Cali Realty Corp.	1,628,648	43,973
	Ryman Hospitality Properties Inc.	865,295	43,827
	Care Capital Properties Inc.	1,655,503	43,391
	Washington Federal Inc.	1,780,921	43,205
	Retail Opportunity Investments Corp.	1,982,247	42,955
*	Texas Capital Bancshares Inc.	911,368	42,616
	Cousins Properties Inc.	4,091,557	42,552
	Cathay General Bancorp	1,492,767	42,096
	Interactive Brokers Group Inc.	1,184,767	41,941
	NorthStar Realty Finance Corp.	3,665,998	41,902
^	First Financial Bankshares Inc.	1,272,610	41,729
*	MGIC Investment Corp.	6,926,309	41,212
	Valley National Bancorp	4,497,092	41,013
*	Stifel Financial Corp.	1,303,835	41,006
	PS Business Parks Inc.	386,325	40,981
	Janus Capital Group Inc.	2,926,162	40,732

18

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	WP Glimcher Inc.	3,637,880	40,708
	Selective Insurance Group Inc.	1,063,859	40,650
	EastGroup Properties Inc.	588,575	40,565
	Hancock Holding Co.	1,540,716	40,228
*,^	Zillow Group Inc. Class A	1,084,521	39,748
	BancorpSouth Inc.	1,722,566	39,085
	LTC Properties Inc.	754,284	39,019
	TCF Financial Corp.	3,077,053	38,925
	Glacier Bancorp Inc.	1,431,328	38,045
	First Citizens BancShares Inc. Class A	146,894	38,032
	Pinnacle Financial Partners Inc.	778,008	38,006
	Pebblebrook Hotel Trust	1,425,641	37,423
	Sterling Bancorp	2,370,996	37,225
	Xenia Hotels & Resorts Inc.	2,213,745	37,147
	NorthStar Asset Management Group Inc.	3,637,541	37,139
	Great Western Bancorp Inc.	1,173,160	37,001
*	Blackhawk Network Holdings Inc.	1,096,805	36,732
	DiamondRock Hospitality Co.	4,020,754	36,307
	Lexington Realty Trust	3,586,252	36,257
	American National Insurance Co.	306,847	34,720
	Community Bank System Inc.	836,943	34,390
	Monogram Residential Trust Inc.	3,313,601	33,832
	American Assets Trust Inc.	794,134	33,703
	Kennedy-Wilson Holdings Inc.	1,775,862	33,670
	Capitol Federal Financial Inc.	2,412,267	33,651
	Columbia Banking System Inc.	1,193,315	33,484
	LPL Financial Holdings Inc.	1,472,541	33,176
*	Enstar Group Ltd.	200,825	32,532
*	Hilltop Holdings Inc.	1,549,256	32,519
	Government Properties Income Trust	1,405,101	32,402
	Colony Capital Inc. Class A	2,065,400	31,704
	Alexander & Baldwin Inc.	874,700	31,612
	CVB Financial Corp.	1,927,535	31,592
	STAG Industrial Inc.	1,320,302	31,436
	Colony Starwood Homes	1,033,084	31,426
	South State Corp.	461,073	31,376
*,^	Credit Acceptance Corp.	169,257	31,326
	Old National Bancorp	2,490,972	31,212
	CBL & Associates Properties Inc.	3,351,785	31,205
	Select Income REIT	1,192,228	30,986
	BGC Partners Inc. Class A	3,542,204	30,853
	Invesco Mortgage Capital Inc.	2,240,211	30,668
	Rexford Industrial Realty Inc.	1,442,699	30,427
	Trustmark Corp.	1,223,728	30,410
	Argo Group International Holdings Ltd.	578,505	30,024
	Hatteras Financial Corp.	1,828,840	29,993
*	SLM Corp.	4,831,177	29,857
	Ramco-Gershenson Properties Trust	1,517,819	29,764
	Evercore Partners Inc. Class A	673,358	29,756
*	HRG Group Inc.	2,166,617	29,748
	New York REIT Inc.	3,186,581	29,476
	International Bancshares Corp.	1,128,284	29,437
*	Eagle Bancorp Inc.	610,411	29,367
*	Liberty Broadband Corp. Class A	491,103	29,172
*,^	LendingClub Corp.	6,748,490	29,018
	Mercury General Corp.	543,524	28,894
	EverBank Financial Corp.	1,925,932	28,619
	Chemical Financial Corp.	763,155	28,458
	First Cash Financial Services Inc.	545,833	28,018
	Potlatch Corp.	806,707	27,509
	Parkway Properties Inc.	1,639,018	27,421
	Pennsylvania REIT	1,278,301	27,420
	Northwest Bancshares Inc.	1,831,430	27,160
	Chesapeake Lodging Trust	1,167,974	27,155

19

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	First Midwest Bancorp Inc.	1,541,117	27,062
	Astoria Financial Corp.	1,750,838	26,840
*	Essent Group Ltd.	1,228,456	26,793
	Waddell & Reed Financial Inc. Class A	1,554,506	26,769
	Sabra Health Care REIT Inc.	1,285,267	26,521
	BOK Financial Corp.	419,951	26,331
	Horace Mann Educators Corp.	779,050	26,324
	Four Corners Property Trust Inc.	1,275,352	26,259
	Banner Corp.	613,099	26,081
	Global Net Lease Inc.	3,279,835	26,075
*	OneMain Holdings Inc. Class A	1,120,791	25,576
	Financial Engines Inc.	984,536	25,470
*	Genworth Financial Inc. Class A	9,819,053	25,333
*	HealthEquity Inc.	819,184	24,891
	Renasant Corp.	761,745	24,627
	CYS Investments Inc.	2,938,666	24,597
	Westamerica Bancorporation	497,848	24,524
	Simmons First National Corp. Class A	527,150	24,346
	Talmer Bancorp Inc. Class A	1,257,333	24,103
	Empire State Realty Trust Inc.	1,265,373	24,029
	NBT Bancorp Inc.	831,102	23,794
^	WisdomTree Investments Inc.	2,423,750	23,729
	Kemper Corp.	765,610	23,719
	Park National Corp.	258,265	23,704
	Agree Realty Corp.	490,372	23,656
	Towne Bank	1,091,607	23,633
*	Santander Consumer USA Holdings Inc.	2,261,522	23,362
	Independent Bank Corp.	505,595	23,106
*	FCB Financial Holdings Inc. Class A	670,712	22,804
	LegacyTexas Financial Group Inc.	839,876	22,601
	United Community Banks Inc.	1,230,677	22,509
	First Financial Bancorp	1,154,766	22,460
^	Seritage Growth Properties Class A	449,100	22,383
	Franklin Street Properties Corp.	1,820,690	22,340
	Redwood Trust Inc.	1,610,186	22,237
	National General Holdings Corp.	1,037,261	22,218
	American Equity Investment Life Holding Co.	1,555,222	22,162
	PennyMac Mortgage Investment Trust	1,363,520	22,130
	WesBanco Inc.	709,829	22,040
	BBCN Bancorp Inc.	1,468,786	21,914
	AMERISAFE Inc.	357,517	21,887
^	ServisFirst Bancshares Inc.	440,653	21,764
	Provident Financial Services Inc.	1,105,428	21,711
*	PRA Group Inc.	897,833	21,674
	Cash America International Inc.	507,441	21,627
	Yadkin Financial Corp.	856,950	21,501
	Union Bankshares Corp.	869,104	21,476
	Summit Hotel Properties Inc.	1,614,237	21,372
	Terreno Realty Corp.	815,618	21,100
	Artisan Partners Asset Management Inc. Class A	756,613	20,943
	Navigators Group Inc.	226,648	20,845
*	St. Joe Co.	1,162,512	20,600
	TFS Financial Corp.	1,192,522	20,535
	First Merchants Corp.	810,045	20,194
*	Green Dot Corp. Class A	875,076	20,118
*	Beneficial Bancorp Inc.	1,554,916	19,779
	HFF Inc. Class A	674,814	19,489
	Ameris Bancorp	637,476	18,933
	NRG Yield Inc.	1,209,635	18,858
	S&T Bancorp Inc.	765,112	18,707
*,^	BofI Holding Inc.	1,052,289	18,636
	Monmouth Real Estate Investment Corp.	1,391,914	18,457
	Boston Private Financial Holdings Inc.	1,561,313	18,392
	Banc of California Inc.	1,002,029	18,137

20

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Tompkins Financial Corp.	277,543	18,040
*	MBIA Inc.	2,622,334	17,911
	Capstead Mortgage Corp.	1,842,534	17,873
	Saul Centers Inc.	286,849	17,701
*	Black Knight Financial Services Inc. Class A	469,775	17,664
	Apollo Commercial Real Estate Finance Inc.	1,095,408	17,603
	New Senior Investment Group Inc.	1,636,635	17,479
	Employers Holdings Inc.	601,305	17,450
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	806,354	17,417
	FelCor Lodging Trust Inc.	2,721,819	16,957
	Cohen & Steers Inc.	419,042	16,946
	Kearny Financial Corp.	1,345,973	16,932
	WSFS Financial Corp.	525,364	16,911
	Safety Insurance Group Inc.	272,062	16,754
	Alexander's Inc.	40,814	16,702
	Infinity Property & Casualty Corp.	205,891	16,607
	CareTrust REIT Inc.	1,204,821	16,602
	Stewart Information Services Corp.	400,072	16,567
*	KCG Holdings Inc. Class A	1,231,486	16,379
*	FNFV Group	1,425,467	16,350
	BNC Bancorp	718,357	16,314
	First Commonwealth Financial Corp.	1,736,831	15,979
^	ARMOUR Residential REIT Inc.	796,855	15,937
	Nelnet Inc. Class A	457,834	15,910
	Chatham Lodging Trust	716,559	15,750
	Lakeland Financial Corp.	334,644	15,732
	Investors Real Estate Trust	2,386,825	15,443
	Berkshire Hills Bancorp Inc.	567,036	15,265
*	iStar Inc.	1,571,279	15,069
	Getty Realty Corp.	696,794	14,946
	United Fire Group Inc.	348,858	14,802
	Tier REIT Inc.	964,914	14,792
	State Bank Financial Corp.	723,195	14,717
	Southside Bancshares Inc.	473,690	14,646
*	Third Point Reinsurance Ltd.	1,241,722	14,553
	Wilshire Bancorp Inc.	1,385,854	14,441
	Hanmi Financial Corp.	613,688	14,416
	Meridian Bancorp Inc.	974,457	14,402
	Universal Health Realty Income Trust	249,777	14,282
	American Capital Mortgage Investment Corp.	903,467	14,266
	Brookline Bancorp Inc.	1,290,138	14,230
	Hersha Hospitality Trust Class A	819,597	14,056
	Central Pacific Financial Corp.	594,152	14,022
*	Pacific Premier Bancorp Inc.	582,578	13,982
	National Storage Affiliates Trust	670,453	13,959
	Sandy Spring Bancorp Inc.	480,178	13,954
	Heartland Financial USA Inc.	393,975	13,903
	Capital Bank Financial Corp.	479,314	13,804
	First Busey Corp.	641,106	13,713
	CenterState Banks Inc.	869,423	13,693
	City Holding Co.	300,560	13,666
	Maiden Holdings Ltd.	1,112,096	13,612
	Rouse Properties Inc.	743,612	13,571
	Northfield Bancorp Inc.	888,086	13,170
	Cardinal Financial Corp.	599,744	13,158
*,^	LendingTree Inc.	147,471	13,026
	RE/MAX Holdings Inc. Class A	321,713	12,952
^	New York Mortgage Trust Inc.	2,121,508	12,941
	Armada Hoffler Properties Inc.	940,027	12,916
	Urstadt Biddle Properties Inc. Class A	517,227	12,817
	National Bank Holdings Corp. Class A	609,462	12,409
	Easterly Government Properties Inc.	619,378	12,220
*	Walker & Dunlop Inc.	535,169	12,191
	FBL Financial Group Inc. Class A	200,684	12,175

21

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	United Financial Bancorp Inc.	921,716	11,964
*	Customers Bancorp Inc.	466,264	11,717
	InfraREIT Inc.	666,366	11,688
	Universal Insurance Holdings Inc.	622,513	11,566
	Oritani Financial Corp.	717,951	11,480
*	Greenlight Capital Re Ltd. Class A	564,020	11,371
	First Interstate BancSystem Inc. Class A	403,404	11,336
	Cedar Realty Trust Inc.	1,522,969	11,316
	TrustCo Bank Corp. NY	1,745,021	11,186
	Virtus Investment Partners Inc.	157,123	11,184
	Diamond Hill Investment Group Inc.	59,354	11,183
	MainSource Financial Group Inc.	505,866	11,154
	TriCo Bancshares	398,359	10,995
*,^	Encore Capital Group Inc.	464,432	10,928
	Investment Technology Group Inc.	647,502	10,826
	Silver Bay Realty Trust Corp.	632,207	10,766
*	Piper Jaffray Cos.	283,819	10,700
	Community Trust Bancorp Inc.	306,290	10,616
	Opus Bank	313,640	10,601
	Flushing Financial Corp.	524,705	10,431
	Anworth Mortgage Asset Corp.	2,217,986	10,425
	Stock Yards Bancorp Inc.	366,528	10,347
	Washington Trust Bancorp Inc.	262,903	9,969
	First Potomac Realty Trust	1,069,291	9,837
	Enterprise Financial Services Corp.	349,290	9,742
	NRG Yield Inc. Class A	639,600	9,735
*	First BanCorp	2,419,989	9,607
	Altisource Residential Corp.	1,043,800	9,593
	CoBiz Financial Inc.	817,852	9,569
*	Ambac Financial Group Inc.	580,606	9,557
	Heritage Commerce Corp.	899,335	9,470
	Heritage Financial Corp.	537,170	9,443
	Whitestone REIT	620,016	9,350
	Ashford Hospitality Trust Inc.	1,727,697	9,278
	Independent Bank Group Inc.	215,747	9,258
	Bridge Bancorp Inc.	325,763	9,252
	Dime Community Bancshares Inc.	543,146	9,239
	Virtu Financial Inc. Class A	510,749	9,193
*,^	Nationstar Mortgage Holdings Inc.	814,784	9,174
	CatchMark Timber Trust Inc. Class A	739,391	9,035
	James River Group Holdings Ltd.	264,036	8,967
*	Flagstar Bancorp Inc.	365,891	8,931
	Bryn Mawr Bank Corp.	303,213	8,854
	National Western Life Group Inc. Class A	44,256	8,642
	BancFirst Corp.	143,078	8,630
	Preferred Apartment Communities Inc. Class A	571,569	8,413
	Ladder Capital Corp.	686,617	8,377
	ConnectOne Bancorp Inc.	528,836	8,297
	Moelis & Co. Class A	364,831	8,209
*	Seacoast Banking Corp. of Florida	503,410	8,175
	Camden National Corp.	192,328	8,078
	Apollo Residential Mortgage Inc.	600,816	8,051
*	HomeStreet Inc.	398,815	7,944
	Greenhill & Co. Inc.	492,626	7,931
	First of Long Island Corp.	276,613	7,930
	First Financial Corp.	215,772	7,902
*	Tejon Ranch Co.	332,459	7,859
	Great Southern Bancorp Inc.	211,545	7,821
*,^	WMIH Corp.	3,493,821	7,756
*	INTL. FCStone Inc.	282,269	7,703
	Meta Financial Group Inc.	150,271	7,658
*,^	Altisource Portfolio Solutions SA	273,925	7,626
	NexPoint Residential Trust Inc.	418,055	7,609
*	Marcus & Millichap Inc.	294,414	7,481

22

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	AG Mortgage Investment Trust Inc.	518,026	7,480
	Gladstone Commercial Corp.	442,076	7,467
*	Forestar Group Inc.	627,017	7,455
	Suffolk Bancorp	238,041	7,453
	Bank Mutual Corp.	967,193	7,428
*	EZCORP Inc. Class A	982,529	7,428
^	Western Asset Mortgage Capital Corp.	787,846	7,398
	State National Cos. Inc.	702,191	7,394
	Resource Capital Corp.	568,690	7,313
	Westwood Holdings Group Inc.	140,530	7,279
	Ashford Hospitality Prime Inc.	512,987	7,254
	PJT Partners Inc.	314,055	7,223
	Waterstone Financial Inc.	471,058	7,221
	OFG Bancorp	869,391	7,216
	Peoples Bancorp Inc.	330,816	7,208
	German American Bancorp Inc.	222,844	7,124
	OceanFirst Financial Corp.	385,668	7,008
	CorEnergy Infrastructure Trust Inc.	241,424	6,965
	UMH Properties Inc.	604,920	6,805
	Stonegate Bank	206,461	6,662
	City Office REIT Inc.	509,485	6,613
	Independence Realty Trust Inc.	806,075	6,594
	Financial Institutions Inc.	252,465	6,582
	Preferred Bank	227,767	6,577
	QCR Holdings Inc.	241,763	6,574
	Park Sterling Corp.	924,877	6,557
	Fidelity & Guaranty Life	281,678	6,529
	Blue Hills Bancorp Inc.	442,302	6,528
	One Liberty Properties Inc.	269,301	6,423
	Arbor Realty Trust Inc.	888,966	6,392
*	CU Bancorp	280,578	6,378
	EMC Insurance Group Inc.	229,910	6,373
	Southwest Bancorp Inc.	373,430	6,322
	First Defiance Financial Corp.	160,333	6,229
	Dynex Capital Inc.	892,775	6,196
*	First Foundation Inc.	287,780	6,187
	Pacific Continental Corp.	392,234	6,162
	United Community Financial Corp.	1,013,343	6,161
*	Triumph Bancorp Inc.	385,052	6,161
*,^	Atlantic Capital Bancshares Inc.	424,061	6,132
	Lakeland Bancorp Inc.	537,430	6,116
*	HomeTrust Bancshares Inc.	328,097	6,070
	Independent Bank Corp. Michigan	415,310	6,026
	Arrow Financial Corp.	197,609	5,986
	Univest Corp. of Pennsylvania	280,262	5,891
*,^	Citizens Inc. Class A	772,752	5,873
*	Franklin Financial Network Inc.	186,497	5,849
	Heritage Insurance Holdings Inc.	488,070	5,842
*	NMI Holdings Inc. Class A	1,047,681	5,741
	Winthrop Realty Trust	649,816	5,712
*	World Acceptance Corp.	125,080	5,704
	Ares Commercial Real Estate Corp.	462,148	5,680
	First Community Bancshares Inc.	249,700	5,603
	OneBeacon Insurance Group Ltd. Class A	404,327	5,580
*	TriState Capital Holdings Inc.	405,845	5,572
	Fidelity Southern Corp.	355,536	5,571
	Arlington Asset Investment Corp. Class A	427,168	5,557
	Mercantile Bank Corp.	232,130	5,539
	United Insurance Holdings Corp.	335,753	5,500
	West Bancorporation Inc.	295,741	5,498
	State Auto Financial Corp.	250,533	5,489
*,^	Cowen Group Inc. Class A	1,842,536	5,454
	RAIT Financial Trust	1,741,945	5,452
	Cherry Hill Mortgage Investment Corp.	345,287	5,376

23

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	First Bancorp (NASDAQ Shares)	305,302	5,367
	Newcastle Investment Corp.	1,159,643	5,323
	Community Healthcare Trust Inc.	241,947	5,115
*	First NBC Bank Holding Co.	302,889	5,085
	Clifton Bancorp Inc.	334,811	5,046
	Prudential Bancorp Inc.	354,021	4,992
*	Nicolet Bankshares Inc.	130,118	4,955
	Horizon Bancorp	196,275	4,934
	1st Source Corp.	151,545	4,909
	Charter Financial Corp.	368,630	4,895
	Houlihan Lokey Inc.	218,679	4,892
*	Safeguard Scientifics Inc.	390,295	4,875
	RMR Group Inc. Class A	157,093	4,865
^	Wheeler REIT Inc.	3,109,982	4,789
^	Peoples Financial Services Corp.	122,169	4,782
	American National Bankshares Inc.	189,589	4,774
*	FRP Holdings Inc.	138,078	4,764
	HCI Group Inc.	172,968	4,719
	First Connecticut Bancorp Inc.	283,698	4,698
	Federal Agricultural Mortgage Corp.	134,787	4,693
	Federated National Holding Co.	245,699	4,678
^	National Bankshares Inc.	128,302	4,480
	Reis Inc.	177,658	4,424
*	eHealth Inc.	315,366	4,421
	People's Utah Bancorp	265,238	4,403
*	PennyMac Financial Services Inc. Class A	349,642	4,367
*	Green Bancorp Inc.	496,893	4,333
	Consolidated-Tomoka Land Co.	90,494	4,296
	Manning & Napier Inc.	451,736	4,291
	Peapack Gladstone Financial Corp.	227,470	4,210
*	Ladenburg Thalmann Financial Services Inc.	1,773,604	4,186
	Bluerock Residential Growth REIT Inc. Class A	319,549	4,154
	GAIN Capital Holdings Inc.	653,103	4,128
*	Bancorp Inc.	684,599	4,121
	National Interstate Corp.	136,110	4,117
	ZAIS Financial Corp.	299,095	4,101
*,^	On Deck Capital Inc.	788,039	4,058
*	National Commerce Corp.	173,792	4,053
	Great Ajax Corp.	291,892	4,049
*	PICO Holdings Inc.	422,979	4,001
	Baldwin & Lyons Inc. Class B	161,521	3,983
*	Allegiance Bancshares Inc.	159,899	3,978
	Bank of Marin Bancorp	82,162	3,974
	Carolina Financial Corp.	212,611	3,972
	Ellington Residential Mortgage REIT	301,460	3,937
	Republic Bancorp Inc. Class A	141,426	3,908
	Owens Realty Mortgage Inc.	231,509	3,852
^	Orchid Island Capital Inc.	374,028	3,849
	Guaranty Bancorp	230,124	3,843
	Old Second Bancorp Inc.	559,606	3,822
*	First Northwest Bancorp	299,846	3,820
	Ames National Corp.	140,970	3,781
*	MoneyGram International Inc.	547,471	3,750
	Citizens & Northern Corp.	184,137	3,723
	MidWestOne Financial Group Inc.	128,802	3,679
*	Enova International Inc.	491,004	3,614
	Heritage Oaks Bancorp	454,038	3,605
^	Bear State Financial Inc.	380,886	3,592
	Territorial Bancorp Inc.	135,276	3,581
	Shore Bancshares Inc.	301,263	3,540
	Macatawa Bank Corp.	476,968	3,539
	Hingham Institution for Savings	28,760	3,535
*	C1 Financial Inc.	148,846	3,473
	Tiptree Financial Inc. Class A	622,227	3,410

24

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	CNB Financial Corp.	191,517	3,409
*	Global Indemnity plc	123,813	3,409
*	Sun Bancorp Inc.	164,339	3,395
*	Avenue Financial Holdings Inc.	171,479	3,370
	ESSA Bancorp Inc.	251,458	3,370
*	Southern First Bancshares Inc.	136,999	3,302
*	NewStar Financial Inc.	380,250	3,202
	Westfield Financial Inc.	415,733	3,201
	BankFinancial Corp.	266,603	3,197
	Donegal Group Inc. Class A	192,422	3,173
	Farmers Capital Bank Corp.	115,952	3,171
*	Regional Management Corp.	215,324	3,157
*	Ocwen Financial Corp.	1,841,173	3,148
	Southern National Bancorp of Virginia Inc.	258,700	3,143
	Your Community Bankshares Inc.	84,112	3,126
	Investar Holding Corp.	202,821	3,119
*	Xenith Bankshares Inc.	383,699	3,050
*	Cascade Bancorp	545,291	3,021
	MidSouth Bancorp Inc.	299,101	3,003
^	Fox Chase Bancorp Inc.	147,131	2,993
	First Bancorp Inc.	137,418	2,960
	Bank of Commerce Holdings	442,890	2,923
	Timberland Bancorp Inc.	191,130	2,867
	Pzena Investment Management Inc. Class A	374,190	2,848
*	CommunityOne Bancorp	225,141	2,846
	Resource America Inc. Class A	290,324	2,822
	Jernigan Capital Inc.	202,133	2,818
	GAMCO Investors Inc. Class A	85,479	2,801
^	American Farmland Co.	458,666	2,770
*	BSB Bancorp Inc.	121,357	2,749
	Provident Financial Holdings Inc.	149,165	2,730
	Sierra Bancorp	163,336	2,726
^	Farmland Partners Inc.	239,672	2,713
	Enterprise Bancorp Inc.	112,004	2,687
	Five Oaks Investment Corp.	486,638	2,667
*	Atlas Financial Holdings Inc.	154,236	2,656
	First Financial Northwest Inc.	199,551	2,650
	Bar Harbor Bankshares	74,462	2,614
	First Business Financial Services Inc.	110,487	2,593
	Marlin Business Services Corp.	155,534	2,535
*	Entegra Financial Corp.	144,122	2,521
	C&F Financial Corp.	54,712	2,449
	Penns Woods Bancorp Inc.	58,250	2,446
	Northrim BanCorp Inc.	92,755	2,439
	Calamos Asset Management Inc. Class A	331,838	2,426
	Home Bancorp Inc.	86,917	2,388
	Oppenheimer Holdings Inc. Class A	151,744	2,346
	FBR & Co.	155,520	2,322
*	Carolina Bank Holdings Inc.	132,646	2,319
*,^	Republic First Bancorp Inc.	534,080	2,302
	Unity Bancorp Inc.	180,812	2,298
	Middleburg Financial Corp.	83,887	2,282
	Lake Sunapee Bank Group	132,780	2,272
	Associated Capital Group Inc. Class A	78,746	2,258
	Central Valley Community Bancorp	158,873	2,224
	Silvercrest Asset Management Group Inc. Class A	178,696	2,187
*	Hallmark Financial Services Inc.	188,402	2,184
	MutualFirst Financial Inc.	79,243	2,167
	Independence Holding Co.	119,927	2,155
	Capital City Bank Group Inc.	153,843	2,141
	SmartFinancial Inc.	139,194	2,138
	Sotherly Hotels Inc.	377,679	2,130
	Merchants Bancshares Inc.	69,588	2,121
*	Equity Bancshares Inc. Class A	95,079	2,105

25

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	UCP Inc.	250,332	2,008
	Blue Capital Reinsurance Holdings Ltd.	107,626	1,992
	Investors Title Co.	20,745	1,976
	SI Financial Group Inc.	147,248	1,950
	Gladstone Land Corp.	175,334	1,939
^	Global Self Storage Inc.	357,723	1,928
	Old Line Bancshares Inc.	105,897	1,906
	Century Bancorp Inc. Class A	44,025	1,864
*,^	Walter Investment Management Corp.	674,835	1,863
^	United Development Funding IV	578,058	1,850
*	AV Homes Inc.	150,347	1,837
	HopFed Bancorp Inc.	158,465	1,837
*	Malvern Bancorp Inc.	116,088	1,811
*	1st Century Bancshares Inc.	160,498	1,801
	MSB Financial Corp.	128,927	1,778
	Access National Corp.	89,442	1,745
*	Hampton Roads Bankshares Inc.	974,850	1,745
^	CPI Card Group Inc.	344,697	1,727
*,^	Impac Mortgage Holdings Inc.	108,621	1,703
*	Stratus Properties Inc.	90,559	1,696
*	Commerce Union Bancshares Inc.	109,466	1,693
*,^	Centrue Financial Corp.	96,309	1,676
	First Internet Bancorp	69,844	1,664
*,^	Veritex Holdings Inc.	101,430	1,625
*	Emergent Capital Inc.	478,440	1,608
*	Consumer Portfolio Services Inc.	419,304	1,581
	Kingstone Cos. Inc.	168,659	1,493
*	Westbury Bancorp Inc.	75,164	1,466
	Premier Financial Bancorp Inc.	85,897	1,447
*	Ashford Inc.	28,887	1,444
	Federal Agricultural Mortgage Corp. Class A	38,986	1,441
	Urstadt Biddle Properties Inc.	63,312	1,385
*	Jason Industries Inc.	381,213	1,376
*	1st Constitution Bancorp	112,487	1,352
	Summit State Bank	99,634	1,333
	FS Bancorp Inc.	52,583	1,333
*	Maui Land & Pineapple Co. Inc.	184,180	1,330
	United Bancorp Inc.	133,151	1,301
*	Nicholas Financial Inc.	120,764	1,241
	Ocean Shore Holding Co.	70,728	1,200
	Northeast Bancorp	102,171	1,149
*	American River Bankshares	110,821	1,125
*	Atlantic Coast Financial Corp.	187,824	1,123
	CB Financial Services Inc.	50,036	1,066
	First Bancshares Inc.	60,115	1,038
*	Health Insurance Innovations Inc. Class A	259,314	1,019
*	Asta Funding Inc.	94,181	995
*	Performant Financial Corp.	611,136	990
	IF Bancorp Inc.	53,436	980
*,^	IZEA Inc.	124,933	952
	Eastern Virginia Bankshares Inc.	125,874	950
^	FXCM Inc. Class A	109,782	950
*,^	Stonegate Mortgage Corp.	280,184	941
	Medley Management Inc. Class A	159,760	939
^	Poage Bankshares Inc.	53,931	927
	Bankwell Financial Group Inc.	39,661	875
*	Coastway Bancorp Inc.	69,446	865
	United Security Bancshares Inc.	93,109	829
	Fifth Street Asset Management Inc.	199,952	808
	AmeriServ Financial Inc.	261,840	791
	DNB Financial Corp.	33,490	790
	Landmark Bancorp Inc.	31,061	787
	Hennessy Advisors Inc.	22,997	770
*	Conifer Holdings Inc.	103,497	718

26

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Sunshine Bancorp Inc.	49,692	704
*	Security National Financial Corp. Class A	143,485	702
	Parke Bancorp Inc.	52,971	684
	PB Bancorp Inc.	79,300	668
*	First United Corp.	66,610	655
*,^	Provident Bancorp Inc.	40,760	629
	Mackinac Financial Corp.	56,323	620
*	First Marblehead Corp.	120,617	586
*	1347 Property Insurance Holdings Inc.	91,546	585
	Home Federal Bancorp Inc.	26,980	579
*	Connecture Inc.	252,020	570
	Salisbury Bancorp Inc.	18,898	563
*	First Acceptance Corp.	371,196	520
*,^	Altisource Asset Management Corp.	29,491	430
	California First National Bancorp	28,965	428
	Manhattan Bridge Capital Inc.	76,344	406
	US Global Investors Inc. Class A	231,835	394
*	Anchor Bancorp Inc.	14,890	352
	Bancorp of New Jersey Inc.	30,150	352
	United Community Bancorp	24,599	346
	Eagle Bancorp Montana Inc.	25,338	322
*	Melrose Bancorp Inc.	19,964	295
*	Intersections Inc.	137,700	295
	First Savings Financial Group Inc.	7,936	274
	United Bancshares Inc.	12,480	222
	Sussex Bancorp	14,768	197
	Pathfinder Bancorp Inc.	15,172	171
*	National Holdings Corp.	56,055	168
*	InterGroup Corp.	6,301	157
	WVS Financial Corp.	11,313	126
*	Bay Bancorp Inc.	21,167	107
	Institutional Financial Markets Inc.	124,173	101
*,^	Income Opportunity Realty Investors Inc.	12,550	93
*	JW Mays Inc.	1,536	76
*	ZAIS Group Holdings Inc.	23,486	66
*	RMG Networks Holding Corp.	51,892	50
	Citizens First Corp.	3,499	50
	Atlantic American Corp.	11,780	44
*	Cordia Bancorp Inc.	5,680	29
*	Vestin Realty Mortgage II Inc.	12,010	28
*	Unico American Corp.	1,600	18
*	ITUS Corp.	3,799	12
	National Security Group Inc.	600	11
	Lake Shore Bancorp Inc.	700	9
	Baldwin & Lyons Inc. Class A	125	3
*	Porter Bancorp Inc.	200	—
	NorthStar Realty Europe Corp.	22	—
*	Tejon Ranch Co. Warrants Exp. 08/31/2016	33,339	—
			81,651,831
Health Care (13.5%)
	Johnson & Johnson	54,772,218	6,643,870
	Pfizer Inc.	120,689,469	4,249,476
	Merck & Co. Inc.	55,061,925	3,172,118
	UnitedHealth Group Inc.	18,929,906	2,672,903
	Bristol-Myers Squibb Co.	33,228,244	2,443,937
	Medtronic plc	27,943,526	2,424,660
	Amgen Inc.	14,951,056	2,274,803
	Gilead Sciences Inc.	26,530,771	2,213,197
	AbbVie Inc.	32,218,933	1,994,674
*	Allergan plc	7,890,044	1,823,310
	Eli Lilly & Co.	19,752,732	1,555,528
*	Celgene Corp.	15,455,081	1,524,335
	Thermo Fisher Scientific Inc.	7,836,968	1,157,990
	Abbott Laboratories	29,216,946	1,148,518

27

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Biogen Inc.	4,361,935	1,054,803
*	Express Scripts Holding Co.	12,592,847	954,538
	Aetna Inc.	6,964,123	850,528
	Becton Dickinson and Co.	4,214,317	714,706
	Stryker Corp.	5,945,106	712,402
	Anthem Inc.	5,219,655	685,549
	Cigna Corp.	5,098,238	652,523
*	Boston Scientific Corp.	26,945,476	629,716
*	Regeneron Pharmaceuticals Inc.	1,546,110	539,948
	Humana Inc.	2,955,862	531,700
*	HCA Holdings Inc.	6,677,971	514,271
*	Intuitive Surgical Inc.	755,592	499,756
*	Alexion Pharmaceuticals Inc.	4,249,455	496,166
	Baxter International Inc.	10,947,940	495,066
	Zimmer Biomet Holdings Inc.	3,948,396	475,308
	Zoetis Inc.	9,842,552	467,128
*	Vertex Pharmaceuticals Inc.	4,955,069	426,235
*	Edwards Lifesciences Corp.	4,222,009	421,061
	St. Jude Medical Inc.	5,364,100	418,400
*	Illumina Inc.	2,936,463	412,221
*	Mylan NV	8,619,194	372,694
	CR Bard Inc.	1,459,950	343,322
	DENTSPLY SIRONA Inc.	4,778,807	296,477
*	Henry Schein Inc.	1,625,197	287,335
*	Laboratory Corp. of America Holdings	2,011,752	262,071
*	DaVita HealthCare Partners Inc.	3,333,836	257,772
*	Incyte Corp.	3,204,490	256,295
	Perrigo Co. plc	2,716,684	246,322
*	BioMarin Pharmaceutical Inc.	3,102,450	241,371
	Universal Health Services Inc. Class B	1,780,724	238,795
*	Centene Corp.	3,215,471	229,488
	Quest Diagnostics Inc.	2,817,969	229,411
*	Waters Corp.	1,530,865	215,316
*	Medivation Inc.	3,273,821	197,411
*	Hologic Inc.	5,517,927	190,920
	ResMed Inc.	2,782,666	175,948
*	IDEXX Laboratories Inc.	1,776,578	164,973
	Cooper Cos. Inc.	956,965	164,186
*	Jazz Pharmaceuticals plc	1,145,023	161,803
*	Varian Medical Systems Inc.	1,893,025	155,663
	Teleflex Inc.	861,777	152,802
*	MEDNAX Inc.	1,854,001	134,285
*	Mallinckrodt plc	2,188,929	133,043
*	Alkermes plc	3,036,161	131,223
*	DexCom Inc.	1,583,439	125,614
	STERIS plc	1,695,510	116,566
*	Align Technology Inc.	1,429,165	115,119
	West Pharmaceutical Services Inc.	1,414,518	107,334
*	Quintiles Transnational Holdings Inc.	1,641,405	107,217
*	Envision Healthcare Holdings Inc.	3,697,761	93,812
*	WellCare Health Plans Inc.	873,570	93,717
*	United Therapeutics Corp.	880,072	93,217
*	Amsurg Corp.	1,077,520	83,551
*	ABIOMED Inc.	758,208	82,865
	Bio-Techne Corp.	734,463	82,825
*	Alnylam Pharmaceuticals Inc.	1,474,241	81,806
	Patterson Cos. Inc.	1,685,871	80,736
*	Seattle Genetics Inc.	1,993,072	80,540
*	Neurocrine Biosciences Inc.	1,761,614	80,065
*	Charles River Laboratories International Inc.	925,063	76,262
*	Acadia Healthcare Co. Inc.	1,372,082	76,013
*	Alere Inc.	1,715,698	71,510
*	PAREXEL International Corp.	1,056,460	66,430
	HealthSouth Corp.	1,685,830	65,444

28

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Endo International plc	4,040,701	62,995
*,^	Juno Therapeutics Inc.	1,586,630	60,990
*,^	OPKO Health Inc.	6,510,831	60,811
*,^	ACADIA Pharmaceuticals Inc.	1,807,667	58,677
	Hill-Rom Holdings Inc.	1,160,251	58,535
*	NuVasive Inc.	976,503	58,317
*	Bio-Rad Laboratories Inc. Class A	407,487	58,279
*	Prestige Brands Holdings Inc.	1,041,058	57,675
*	Ionis Pharmaceuticals Inc.	2,451,807	57,103
	Healthcare Services Group Inc.	1,366,881	56,562
*	Brookdale Senior Living Inc.	3,648,096	56,327
*	LifePoint Health Inc.	850,557	55,601
*	Team Health Holdings Inc.	1,358,038	55,231
*,^	TESARO Inc.	601,474	50,554
	Bruker Corp.	2,212,667	50,316
*	Catalent Inc.	2,094,303	48,148
*	Horizon Pharma plc	2,898,490	47,738
*	Akorn Inc.	1,655,894	47,168
*	Integra LifeSciences Holdings Corp.	582,426	46,466
	Cantel Medical Corp.	675,882	46,453
*	Masimo Corp.	883,743	46,410
	Owens & Minor Inc.	1,233,059	46,092
*,^	Intercept Pharmaceuticals Inc.	320,001	45,658
*	VWR Corp.	1,553,730	44,903
*	Cepheid	1,444,603	44,422
*	Medicines Co.	1,307,231	43,962
*	Ligand Pharmaceuticals Inc.	366,515	43,714
*	Tenet Healthcare Corp.	1,581,339	43,708
*	Myriad Genetics Inc.	1,402,633	42,921
*	Molina Healthcare Inc.	830,643	41,449
*,^	Novavax Inc.	5,600,825	40,718
*,^	Kite Pharma Inc.	804,365	40,218
*	Neogen Corp.	713,482	40,133
*	Impax Laboratories Inc.	1,377,519	39,700
*	Nektar Therapeutics	2,731,247	38,866
*,^	Exelixis Inc.	4,696,476	36,679
*	Wright Medical Group NV	2,025,222	35,178
*	Insulet Corp.	1,160,168	35,083
*	Ultragenyx Pharmaceutical Inc.	714,663	34,954
*	Ironwood Pharmaceuticals Inc. Class A	2,579,429	33,726
*	Magellan Health Inc.	502,050	33,020
*	Bluebird Bio Inc.	757,371	32,787
*	Ophthotech Corp.	639,492	32,633
*	ICU Medical Inc.	284,649	32,094
*	Globus Medical Inc.	1,328,259	31,652
*	Nevro Corp.	428,963	31,640
*	Halyard Health Inc.	947,473	30,812
*	INC Research Holdings Inc. Class A	793,409	30,253
*	HMS Holdings Corp.	1,680,074	29,586
*	Penumbra Inc.	491,282	29,231
*	Haemonetics Corp.	1,005,304	29,144
*	Amedisys Inc.	562,716	28,406
*	NxStage Medical Inc.	1,280,209	27,755
*	Radius Health Inc.	748,017	27,490
*,^	Intrexon Corp.	1,087,093	26,753
*,^	TherapeuticsMD Inc.	3,104,216	26,386
*,^	Agios Pharmaceuticals Inc.	624,395	26,159
*	Surgical Care Affiliates Inc.	547,328	26,091
	CONMED Corp.	546,034	26,062
*	Community Health Systems Inc.	2,118,479	25,528
*	Intra-Cellular Therapies Inc. Class A	649,181	25,201
*	Air Methods Corp.	694,077	24,869
*	PRA Health Sciences Inc.	593,525	24,786
*	ARIAD Pharmaceuticals Inc.	3,345,340	24,722

29

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Natus Medical Inc.	645,878	24,414
*,^	Exact Sciences Corp.	1,929,050	23,631
*	Acorda Therapeutics Inc.	926,382	23,627
*	Depomed Inc.	1,196,465	23,475
*	Pacira Pharmaceuticals Inc.	692,455	23,357
*	Cynosure Inc. Class A	477,074	23,207
*	Omnicell Inc.	663,803	22,722
*	Portola Pharmaceuticals Inc.	958,559	22,622
*	Select Medical Holdings Corp.	2,051,369	22,298
*,^	Spark Therapeutics Inc.	422,531	21,604
*	Alder Biopharmaceuticals Inc.	860,900	21,497
	Abaxis Inc.	427,414	20,187
*,^	Endologix Inc.	1,608,945	20,047
*	Acceleron Pharma Inc.	588,445	19,995
	Analogic Corp.	251,599	19,987
*	HeartWare International Inc.	344,413	19,890
*	Five Prime Therapeutics Inc.	476,777	19,715
	Ensign Group Inc.	931,838	19,578
*	Inogen Inc.	390,417	19,564
*	Celator Pharmaceuticals Inc.	639,297	19,294
*	LDR Holding Corp.	517,346	19,116
*	Zeltiq Aesthetics Inc.	698,515	19,090
*	Supernus Pharmaceuticals Inc.	929,798	18,940
	Kindred Healthcare Inc.	1,643,530	18,555
*	Emergent BioSolutions Inc.	656,279	18,455
*	MacroGenics Inc.	682,085	18,409
*	Halozyme Therapeutics Inc.	2,055,596	17,740
*	Repligen Corp.	647,988	17,729
*	Achillion Pharmaceuticals Inc.	2,206,147	17,208
*	Merit Medical Systems Inc.	831,055	16,480
*	Puma Biotechnology Inc.	549,946	16,383
*	FibroGen Inc.	995,564	16,337
*,^	Sarepta Therapeutics Inc.	851,364	16,236
*	AMAG Pharmaceuticals Inc.	676,910	16,192
*	Spectranetics Corp.	857,838	16,050
	Meridian Bioscience Inc.	805,661	15,710
*,^	MiMedx Group Inc.	1,952,604	15,582
*,^	Innoviva Inc.	1,469,831	15,477
*	Luminex Corp.	760,489	15,385
*	Orthofix International NV	362,824	15,384
*	Dermira Inc.	524,589	15,344
*	Sage Therapeutics Inc.	507,188	15,282
*,^	Theravance Biopharma Inc.	667,509	15,146
*,^	Adeptus Health Inc. Class A	285,976	14,774
*	Anika Therapeutics Inc.	275,061	14,757
	US Physical Therapy Inc.	234,420	14,114
*	PharMerica Corp.	564,597	13,923
*	Xencor Inc.	724,978	13,767
*	Amicus Therapeutics Inc.	2,485,252	13,569
*	Synergy Pharmaceuticals Inc.	3,565,695	13,550
*	Momenta Pharmaceuticals Inc.	1,254,034	13,544
*	Vascular Solutions Inc.	323,418	13,474
*	HealthStream Inc.	500,818	13,282
*	Merrimack Pharmaceuticals Inc.	2,421,993	13,055
*,^	Inovio Pharmaceuticals Inc.	1,395,017	12,890
*,^	Relypsa Inc.	692,784	12,817
*,^	ZIOPHARM Oncology Inc.	2,328,272	12,782
*	Cerus Corp.	2,047,105	12,774
*	LHC Group Inc.	292,222	12,647
*,^	Cempra Inc.	756,925	12,482
*,^	Lannett Co. Inc.	518,958	12,346
*,^	Lexicon Pharmaceuticals Inc.	858,355	12,317
*	Retrophin Inc.	677,913	12,074
	Atrion Corp.	28,134	12,037

30

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Insmed Inc.	1,218,593	12,015
	National HealthCare Corp.	184,804	11,964
*	Cardiovascular Systems Inc.	637,035	11,706
*	Amphastar Pharmaceuticals Inc.	719,162	11,593
*,^	Seres Therapeutics Inc.	395,947	11,502
*	SciClone Pharmaceuticals Inc.	872,174	11,391
*,^	Heron Therapeutics Inc.	630,741	11,385
*,^	Pacific Biosciences of California Inc.	1,594,222	11,215
*	Dynavax Technologies Corp.	760,156	11,083
*	Triple-S Management Corp. Class B	445,585	10,886
*,^	Keryx Biopharmaceuticals Inc.	1,601,671	10,603
	PDL BioPharma Inc.	3,223,281	10,121
*	Array BioPharma Inc.	2,842,012	10,118
*	NeoGenomics Inc.	1,251,511	10,062
*	Quidel Corp.	547,454	9,778
*	Capital Senior Living Corp.	551,824	9,751
*	Genomic Health Inc.	370,062	9,583
*,^	Novocure Ltd.	815,483	9,517
*	Celldex Therapeutics Inc.	2,110,109	9,263
*	Vanda Pharmaceuticals Inc.	814,622	9,116
*,^	Clovis Oncology Inc.	663,038	9,097
*	Aerie Pharmaceuticals Inc.	512,237	9,015
*,^	ANI Pharmaceuticals Inc.	160,900	8,981
*	Cytokinetics Inc.	930,846	8,834
*	Raptor Pharmaceutical Corp.	1,627,710	8,741
*	AtriCure Inc.	604,723	8,545
*	BioTelemetry Inc.	524,186	8,544
*	Arena Pharmaceuticals Inc.	4,991,854	8,536
*	K2M Group Holdings Inc.	543,390	8,433
*,^	Corcept Therapeutics Inc.	1,541,374	8,416
*,^	Geron Corp.	3,108,590	8,331
*,^	Accelerate Diagnostics Inc.	573,829	8,257
*	Coherus Biosciences Inc.	478,628	8,084
*	Atara Biotherapeutics Inc.	354,668	7,984
*	Glaukos Corp.	273,022	7,961
*	Epizyme Inc.	777,451	7,961
*,^	Insys Therapeutics Inc.	610,781	7,904
*	CorVel Corp.	182,241	7,869
*,^	Sangamo BioSciences Inc.	1,357,458	7,860
*	Accuray Inc.	1,509,087	7,832
*	XenoPort Inc.	1,109,229	7,809
*	Spectrum Pharmaceuticals Inc.	1,187,212	7,800
*,^	Omeros Corp.	727,797	7,656
*	Flexion Therapeutics Inc.	500,386	7,488
	Universal American Corp.	978,330	7,416
*,^	Eagle Pharmaceuticals Inc.	189,234	7,340
*	Sagent Pharmaceuticals Inc.	489,027	7,326
*	AngioDynamics Inc.	506,893	7,284
*,^	Rockwell Medical Inc.	960,690	7,272
*	Healthways Inc.	623,588	7,202
*,^	MannKind Corp.	6,200,615	7,193
	Invacare Corp.	592,714	7,190
*	Blueprint Medicines Corp.	352,934	7,147
*	Almost Family Inc.	167,432	7,134
*,^	XBiotech Inc.	338,520	7,082
*	Otonomy Inc.	438,411	6,962
*	Surgery Partners Inc.	388,762	6,959
*	GenMark Diagnostics Inc.	799,344	6,954
*,^	Teladoc Inc.	432,506	6,929
*	Loxo Oncology Inc.	298,317	6,915
*,^	Global Blood Therapeutics Inc.	409,375	6,792
*	Lion Biotechnologies Inc.	830,724	6,729
*	OraSure Technologies Inc.	1,081,125	6,389
*,^	Aduro Biotech Inc.	561,771	6,354

31

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Intersect ENT Inc.	487,439	6,303
*	Civitas Solutions Inc.	301,189	6,274
*,^	Natera Inc.	518,757	6,259
*,^	Organovo Holdings Inc.	1,681,010	6,253
*	Enanta Pharmaceuticals Inc.	279,759	6,169
	CryoLife Inc.	520,275	6,144
*	Agenus Inc.	1,514,809	6,135
*,^	Teligent Inc.	858,873	6,132
*,^	Albany Molecular Research Inc.	455,694	6,125
*	Quorum Health Corp.	570,493	6,110
*	SurModics Inc.	258,596	6,072
*,^	Bellicum Pharmaceuticals Inc.	465,584	6,034
*,^	Arrowhead Pharmaceuticals Inc.	1,127,834	6,000
*	Progenics Pharmaceuticals Inc.	1,375,887	5,806
*,^	Revance Therapeutics Inc.	420,669	5,721
*	Sucampo Pharmaceuticals Inc. Class A	493,729	5,416
*,^	Advaxis Inc.	657,204	5,317
*	Exactech Inc.	196,135	5,245
*	NewLink Genetics Corp.	460,879	5,189
*,^	ImmunoGen Inc.	1,676,410	5,163
*	Vitae Pharmaceuticals Inc.	473,793	5,112
*	Fluidigm Corp.	557,596	5,035
*	American Renal Associates Holdings Inc.	171,044	4,955
*	BioScrip Inc.	1,920,622	4,898
*	Aclaris Therapeutics Inc.	264,547	4,886
*,^	MediciNova Inc.	645,540	4,874
*	Trevena Inc.	763,223	4,808
*,^	Foundation Medicine Inc.	254,677	4,752
*,^	PTC Therapeutics Inc.	673,594	4,729
	Utah Medical Products Inc.	74,659	4,704
*,^	OncoMed Pharmaceuticals Inc.	381,877	4,701
*	Adamas Pharmaceuticals Inc.	303,591	4,596
*	Paratek Pharmaceuticals Inc.	326,330	4,539
*,^	TG Therapeutics Inc.	744,042	4,509
*,^	Immunomedics Inc.	1,913,046	4,438
*,^	AAC Holdings Inc.	193,667	4,419
*	Enzo Biochem Inc.	739,968	4,418
*	Minerva Neurosciences Inc.	425,977	4,349
*,^	Aratana Therapeutics Inc.	685,970	4,335
*	La Jolla Pharmaceutical Co.	270,886	4,334
*	Aralez Pharmaceuticals Inc.	1,308,792	4,319
*	Aimmune Therapeutics Inc.	398,161	4,308
*	BioCryst Pharmaceuticals Inc.	1,498,971	4,257
*	Heska Corp.	112,779	4,192
*,^	Editas Medicine Inc.	169,998	4,148
*	Akebia Therapeutics Inc.	546,215	4,086
*,^	ConforMIS Inc.	574,138	4,030
*,^	Anavex Life Sciences Corp.	659,016	4,027
*	ArQule Inc.	2,067,971	3,929
*	Versartis Inc.	347,412	3,842
*	Rigel Pharmaceuticals Inc.	1,716,382	3,828
*	Concert Pharmaceuticals Inc.	339,554	3,813
*	BioSpecifics Technologies Corp.	93,761	3,745
	LeMaitre Vascular Inc.	255,176	3,641
*	STAAR Surgical Co.	654,148	3,604
*	Symmetry Surgical Inc.	272,270	3,575
*	Zogenix Inc.	441,550	3,554
*,^	NantKwest Inc.	569,512	3,542
*	REGENXBIO Inc.	442,466	3,540
*	AxoGen Inc.	513,988	3,536
*,^	Invitae Corp.	478,321	3,535
*	RTI Surgical Inc.	976,317	3,505
*	Edge Therapeutics Inc.	339,179	3,429
*	OvaScience Inc.	655,076	3,413

32

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Intellia Therapeutics Inc.	156,417	3,340
	Digirad Corp.	646,736	3,331
*,^	BioTime Inc.	1,275,712	3,330
*,^	InVivo Therapeutics Holdings Corp.	575,841	3,328
*	Tobira Therapeutics Inc.	263,795	3,313
*	Ardelyx Inc.	378,274	3,302
*	Chimerix Inc.	820,001	3,223
*	RadNet Inc.	599,908	3,204
*,^	Athersys Inc.	1,447,833	3,142
*	Curis Inc.	2,011,002	3,137
*	Collegium Pharmaceutical Inc.	263,386	3,121
*	Applied Genetic Technologies Corp.	215,957	3,051
*	Ignyta Inc.	559,732	3,034
*,^	NanoString Technologies Inc.	238,499	3,005
*,^	Avexis Inc.	78,964	3,002
*	Medgenics Inc.	540,124	2,998
*	Tandem Diabetes Care Inc.	396,621	2,991
*,^	Esperion Therapeutics Inc.	300,467	2,969
*	FONAR Corp.	144,305	2,938
*,^	Idera Pharmaceuticals Inc.	1,909,698	2,922
*	Cutera Inc.	257,894	2,891
*	IRIDEX Corp.	195,451	2,891
*	MyoKardia Inc.	230,956	2,864
*,^	Sorrento Therapeutics Inc.	508,115	2,845
*,^	Synthetic Biologics Inc.	1,576,243	2,837
*,^	Antares Pharma Inc.	2,687,317	2,822
*	Voyager Therapeutics Inc.	254,663	2,799
*	ChemoCentryx Inc.	619,629	2,782
*	Pfenex Inc.	322,886	2,703
*,^	CytRx Corp.	1,211,770	2,702
*	Inotek Pharmaceuticals Corp.	363,133	2,702
*	Tetraphase Pharmaceuticals Inc.	627,763	2,699
*	Karyopharm Therapeutics Inc.	401,080	2,691
*	Zafgen Inc.	449,089	2,690
*,^	Bio-Path Holdings Inc.	1,349,037	2,685
*,^	Vital Therapies Inc.	431,124	2,673
*,^	Avinger Inc.	220,290	2,628
*,^	T2 Biosystems Inc.	329,500	2,600
*	Durect Corp.	2,011,878	2,454
*,^	Trovagene Inc.	540,283	2,447
*	CytomX Therapeutics Inc.	236,743	2,418
*,^	PharmAthene Inc.	957,039	2,335
*,^	BioDelivery Sciences International Inc.	978,399	2,309
*	Harvard Bioscience Inc.	803,001	2,297
*,^	iRadimed Corp.	104,676	2,278
*	Corvus Pharmaceuticals Inc.	157,500	2,246
*,^	XOMA Corp.	4,013,259	2,213
*	Dimension Therapeutics Inc.	367,403	2,204
*	Anthera Pharmaceuticals Inc.	711,827	2,200
*,^	Nobilis Health Corp.	966,224	2,155
*	Regulus Therapeutics Inc.	740,039	2,139
*,^	Sientra Inc.	323,353	2,128
*	Addus HomeCare Corp.	121,404	2,116
*,^	Sequenom Inc.	2,294,984	2,097
*	Entellus Medical Inc.	113,682	2,077
*,^	VIVUS Inc.	1,828,568	2,048
*	Senseonics Holdings Inc.	520,900	2,047
*,^	Mirati Therapeutics Inc.	365,588	1,996
*,^	Endocyte Inc.	621,392	1,995
*	Flex Pharma Inc.	193,812	1,979
*	Agile Therapeutics Inc.	259,723	1,976
*	GlycoMimetics Inc.	270,870	1,969
*,^	Tenax Therapeutics Inc.	761,768	1,950
*,^	Titan Pharmaceuticals Inc.	355,842	1,946

33

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Stemline Therapeutics Inc.	285,459	1,933
*	Cascadian Therapeutics Inc.	2,042,753	1,927
*,^	AcelRx Pharmaceuticals Inc.	702,531	1,890
*,^	Eiger BioPharmaceuticals Inc.	94,934	1,882
*,^	Actinium Pharmaceuticals Inc.	1,034,775	1,832
*	Derma Sciences Inc.	460,614	1,815
*	Cara Therapeutics Inc.	373,712	1,798
*	SeaSpine Holdings Corp.	170,394	1,786
*,^	Neos Therapeutics Inc.	191,624	1,778
*,^	Mast Therapeutics Inc.	3,736,707	1,756
*	pSivida Corp.	611,986	1,732
*,^	Galena Biopharma Inc.	3,656,594	1,704
*,^	Genocea Biosciences Inc.	412,485	1,691
*	Assembly Biosciences Inc.	300,412	1,667
*	Juniper Pharmaceuticals Inc.	236,637	1,659
	Psychemedics Corp.	119,907	1,648
*,^	Corindus Vascular Robotics Inc.	1,143,490	1,635
*	Five Star Quality Care Inc.	696,654	1,630
*,^	Veracyte Inc.	315,290	1,586
*,^	Axsome Therapeutics Inc.	207,300	1,563
^	Osiris Therapeutics Inc.	304,647	1,551
*	Peregrine Pharmaceuticals Inc.	4,210,614	1,533
*,^	Syndax Pharmaceuticals Inc.	154,100	1,518
*,^	Ohr Pharmaceutical Inc.	553,726	1,517
*	Immune Design Corp.	185,675	1,515
*,^	CytoSorbents Corp.	330,549	1,504
*	Ocular Therapeutix Inc.	303,686	1,503
*,^	ViewRay Inc.	363,982	1,489
*,^	CTI BioPharma Corp.	4,352,360	1,480
*	Pain Therapeutics Inc.	670,968	1,469
*,^	Argos Therapeutics Inc.	235,319	1,443
*,^	Fortress Biotech Inc.	526,032	1,415
*	Egalet Corp.	284,664	1,412
*,^	Corbus Pharmaceuticals Holdings Inc.	470,732	1,407
*	Vericel Corp.	622,509	1,401
*,^	Proteostasis Therapeutics Inc.	111,981	1,358
*,^	CorMedix Inc.	663,153	1,320
*	Cidara Therapeutics Inc.	126,588	1,305
*	CareDx Inc.	294,778	1,273
*	Infinity Pharmaceuticals Inc.	942,539	1,254
*,^	Navidea Biopharmaceuticals Inc.	2,351,470	1,247
*,^	NanoViricides Inc.	765,867	1,225
*	Catalyst Pharmaceuticals Inc.	1,715,282	1,218
*,^	Threshold Pharmaceuticals Inc.	1,862,715	1,184
*	Adverum Biotechnologies Inc.	372,247	1,176
*	Dipexium Pharmaceuticals Inc.	118,529	1,175
*	Alliance HealthCare Services Inc.	183,307	1,144
*,^	Orexigen Therapeutics Inc.	2,642,000	1,136
*,^	Zynerba Pharmaceuticals Inc.	164,012	1,123
*,^	Ampio Pharmaceuticals Inc.	870,577	1,123
*,^	Provectus Biopharmaceuticals Inc. Class A	3,026,519	1,120
*	Repros Therapeutics Inc.	690,697	1,112
*,^	Fibrocell Science Inc.	943,611	1,085
*	Aviragen Therapeutics Inc.	765,307	1,071
*	Chembio Diagnostics Inc.	128,058	1,049
*	aTyr Pharma Inc.	369,242	1,026
*	Lantheus Holdings Inc.	278,247	1,021
*	vTv Therapeutics Inc. Class A	174,907	1,014
*	KemPharm Inc.	252,952	1,007
*	Kindred Biosciences Inc.	283,866	1,005
*	AVEO Pharmaceuticals Inc.	1,029,399	989
*,^	Second Sight Medical Products Inc.	273,120	978
*	Verastem Inc.	746,062	970
*,^	Chiasma Inc.	332,626	961

34

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Tonix Pharmaceuticals Holding Corp.	477,730	951
*,^	ContraFect Corp.	319,501	927
*,^	Hansen Medical Inc.	233,024	925
*	EndoChoice Holdings Inc.	185,145	907
*	Selecta Biosciences Inc.	64,400	901
*	Proteon Therapeutics Inc.	112,124	900
*,^	Biolase Inc.	763,675	894
*	Dicerna Pharmaceuticals Inc.	296,405	889
*	Sunesis Pharmaceuticals Inc.	1,617,155	886
*,^	Abeona Therapeutics Inc.	365,639	863
*,^	Aegerion Pharmaceuticals Inc.	565,608	843
*	IsoRay Inc.	958,560	834
	Span-America Medical Systems Inc.	46,312	829
*,^	Alimera Sciences Inc.	667,756	821
*,^	CEL-SCI Corp.	1,776,486	817
*	Invuity Inc.	84,488	805
*	InfuSystem Holdings Inc.	309,333	804
*,^	Tokai Pharmaceuticals Inc.	145,408	801
*	Genesis Healthcare Inc.	452,026	800
*	Cerulean Pharma Inc.	370,392	785
*,^	Unilife Corp.	236,763	779
*,^	Kura Oncology Inc.	287,100	778
*	Corium International Inc.	221,335	768
*	Achaogen Inc.	202,076	766
*	Cumberland Pharmaceuticals Inc.	169,695	764
*,^	Calithera Biosciences Inc.	205,192	761
*	CAS Medical Systems Inc.	406,350	748
*	Nivalis Therapeutics Inc.	161,630	744
*	Fate Therapeutics Inc.	436,806	743
*	Rexahn Pharmaceuticals Inc.	2,862,969	719
*,^	MEI Pharma Inc.	528,729	719
*,^	Sophiris Bio Inc.	331,000	712
*	ADMA Biologics Inc.	112,643	670
*,^	Brainstorm Cell Therapeutics Inc.	267,009	643
*,^	Adamis Pharmaceuticals Corp.	229,797	643
*	Synta Pharmaceuticals Corp.	2,453,522	638
*,^	Tracon Pharmaceuticals Inc.	145,185	636
*,^	Asterias Biotherapeutics Inc.	260,180	624
*,^	Cymabay Therapeutics Inc.	357,962	623
*,^	ContraVir Pharmaceuticals Inc.	595,741	620
*,^	OncoSec Medical Inc.	373,359	612
*,^	Neuralstem Inc.	2,069,335	602
*	Vical Inc.	129,965	589
*,^	Vermillion Inc.	526,448	584
*	Aldeyra Therapeutics Inc.	102,570	584
*,^	Northwest Biotherapeutics Inc.	968,768	563
	AdCare Health Systems Inc.	298,748	550
*	Recro Pharma Inc.	67,502	537
	Daxor Corp.	66,468	530
*,^	Pernix Therapeutics Holdings Inc.	1,175,001	526
*,^	OncoGenex Pharmaceuticals Inc.	516,526	517
*,^	Galectin Therapeutics Inc.	346,474	509
*	Ocera Therapeutics Inc.	264,414	502
*	iBio Inc.	695,887	501
*	Alphatec Holdings Inc.	1,416,564	496
*	Conatus Pharmaceuticals Inc.	235,565	485
*	Imprimis Pharmaceuticals Inc.	127,579	480
*,^	Caladrius Biosciences Inc.	803,356	474
*	Alliqua BioMedical Inc.	406,663	455
*	Retractable Technologies Inc.	177,584	448
*	CoLucid Pharmaceuticals Inc.	53,068	434
*	Bovie Medical Corp.	255,648	419
*,^	Cytori Therapeutics Inc.	182,192	381
*,^	Mirna Therapeutics Inc.	89,371	381

35

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*,^	Cancer Genetics Inc.	191,316	381
*	Opexa Therapeutics Inc.	91,633	378
*,^	Reata Pharmaceuticals Inc. Class A	18,872	373
*	Wright Medical Group Inc. CVR Exp. 12/31/2049	288,011	360
*	ImmunoCellular Therapeutics Ltd.	1,547,621	356
	Diversicare Healthcare Services Inc.	42,483	342
*	Celsion Corp.	264,211	336
*	Hemispherx Biopharma Inc.	2,869,587	331
*	SCYNEXIS Inc.	152,100	330
*	Misonix Inc.	63,438	320
*	MGC Diagnostics Corp.	46,649	304
*	TearLab Corp. Class A	460,841	295
*	Apricus Biosciences Inc.	733,806	293
*	CASI Pharmaceuticals Inc.	241,436	282
*	Cogentix Medical Inc.	289,122	278
*	Catabasis Pharmaceuticals Inc.	74,792	277
*	Evoke Pharma Inc.	40,271	276
*,^	Palatin Technologies Inc.	613,885	271
*,^	Amedica Corp.	201,879	266
*	Aethlon Medical Inc.	44,792	255
	Catalyst Biosciences Inc.	166,056	252
*,^	Viking Therapeutics Inc.	198,975	251
*,^	Stereotaxis Inc.	265,420	250
*	Dextera Surgical Inc.	135,832	244
*	Marinus Pharmaceuticals Inc.	192,438	244
*	Mateon Therapeutics Inc.	343,666	241
*	Carbylan Therapeutics Inc.	359,441	238
*,^	GTx Inc.	430,878	237
*	Windtree Therapeutics Inc.	119,695	231
*	Biodel Inc.	736,255	229
*,^	Oculus Innovative Sciences Inc.	56,483	226
*	Biostage Inc.	197,422	225
*	Echo Therapeutics Inc.	171,231	223
*,^	Cyclacel Pharmaceuticals Inc.	38,769	195
*	HTG Molecular Diagnostics Inc.	65,650	171
*	ARCA biopharma Inc.	56,421	164
*	Bellerophon Therapeutics Inc.	87,474	151
*	Oncocyte Corp.	41,953	149
*,^	Biocept Inc.	220,315	147
*	Presbia plc	29,000	131
*	EPIRUS Biopharmaceuticals Inc.	285,390	129
*	Acura Pharmaceuticals Inc.	67,640	125
*,^	Joint Corp.	59,975	122
*	ImmuCell Corp.	17,533	121
*,^	Sunshine Heart Inc.	258,495	119
*	Electromed Inc.	30,565	118
*	Zosano Pharma Corp.	88,338	117
*,^	Oragenics Inc.	227,875	116
*,^	Cleveland BioLabs Inc.	41,040	116
*,^	Onconova Therapeutics Inc.	19,129	111
*	RXi Pharmaceuticals Corp.	42,430	102
*,^	EyeGate Pharmaceuticals Inc.	37,937	98
*,^	Arcadia Biosciences Inc.	37,553	97
*,^	AmpliPhi Biosciences Corp.	62,700	97
*,^	USMD Holdings Inc.	5,047	95
*	BioPharmX Corp.	142,870	93
*	Atossa Genetics Inc.	330,172	92
*	Capricor Therapeutics Inc.	22,371	88
*	Ritter Pharmaceuticals Inc.	55,031	84
*	ERBA Diagnostics Inc.	94,045	75
*	BioLife Solutions Inc.	44,586	71
*	Arrhythmia Research Technology Inc.	12,440	55
*,^	Immune Pharmaceuticals Inc.	124,751	50
*	Pulmatrix Inc.	17,594	34

36

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Milestone Scientific Inc.	10,745	30
*	Jaguar Animal Health Inc.	15,901	29
*	Transgenomic Inc.	53,000	29
*	Allied Healthcare Products Inc.	24,764	15
*,^	ASTERIAS BIOTHERAPEUTICS INC WARRANTS EXP 9/30/16	52,036	10
*	Roka Bioscience Inc.	13,614	8
*	Medovex Corp.	5,693	7
*	Histogenics Corp.	3,670	6
*	OpGen Inc.	1,500	2
*	Xtant Medical Holdings Inc.	900	2
*	Cerecor Inc.	500	1
			59,128,492
Industrials (12.6%)
	General Electric Co.	182,865,746	5,756,614
	3M Co.	12,043,389	2,109,038
	Honeywell International Inc.	15,183,736	1,766,172
	United Technologies Corp.	15,787,904	1,619,050
	Boeing Co.	12,075,209	1,568,207
	United Parcel Service Inc. Class B	13,731,586	1,479,166
	Union Pacific Corp.	16,733,102	1,459,963
	Accenture plc Class A	12,428,770	1,408,055
	Lockheed Martin Corp.	5,141,642	1,276,001
	Danaher Corp.	12,193,452	1,231,539
	Caterpillar Inc.	11,559,797	876,348
*	PayPal Holdings Inc.	22,945,629	837,745
	Raytheon Co.	5,924,051	805,375
	Northrop Grumman Corp.	3,594,215	798,922
	Automatic Data Processing Inc.	8,599,188	790,007
	FedEx Corp.	4,805,430	729,368
	General Dynamics Corp.	5,228,853	728,065
	Emerson Electric Co.	12,766,501	665,901
	Illinois Tool Works Inc.	6,112,906	636,720
	Waste Management Inc.	8,864,229	587,432
	Eaton Corp. plc	9,091,063	543,009
	Norfolk Southern Corp.	5,883,171	500,834
	CSX Corp.	18,947,521	494,151
*	Fiserv Inc.	4,416,094	480,162
	Fidelity National Information Services Inc.	6,492,151	478,342
	Sherwin-Williams Co.	1,562,947	458,991
	Deere & Co.	5,624,784	455,832
*	LinkedIn Corp. Class A	2,349,274	444,600
	TE Connectivity Ltd.	7,256,782	414,435
	Cummins Inc.	3,442,192	387,040
	Paychex Inc.	6,426,332	382,367
	PACCAR Inc.	6,941,391	360,050
	Tyco International plc	8,450,896	360,008
	Amphenol Corp. Class A	6,087,695	349,008
	Roper Technologies Inc.	2,002,001	341,461
	Ingersoll-Rand plc	5,077,535	323,337
	Vulcan Materials Co.	2,640,002	317,751
	Rockwell Automation Inc.	2,598,237	298,330
	Parker-Hannifin Corp.	2,663,634	287,806
	Agilent Technologies Inc.	6,457,412	286,451
*	TransDigm Group Inc.	1,001,987	264,214
	WW Grainger Inc.	1,116,316	253,683
	Fastenal Co.	5,698,638	252,963
*	Waste Connections Inc.	3,484,997	251,094
*	FleetCor Technologies Inc.	1,737,930	248,750
	Republic Services Inc. Class A	4,800,768	246,327
	Martin Marietta Materials Inc.	1,268,264	243,507
*	Verisk Analytics Inc. Class A	3,002,878	243,473
	Rockwell Collins Inc.	2,592,559	220,730
	Global Payments Inc.	3,079,151	219,790
*	Alliance Data Systems Corp.	1,112,023	217,868

37

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Acuity Brands Inc.	873,831	216,675
	AMETEK Inc.	4,661,383	215,496
	Dover Corp.	3,056,091	211,848
	CH Robinson Worldwide Inc.	2,838,016	210,723
	L-3 Communications Holdings Inc.	1,391,483	204,117
	Masco Corp.	6,576,271	203,470
	Ball Corp.	2,805,301	202,795
	Pentair plc	3,404,640	198,456
	WestRock Co.	5,044,116	196,065
*	Mettler-Toledo International Inc.	533,206	194,578
	Kansas City Southern	2,137,455	192,563
	Xerox Corp.	19,315,567	183,305
	Fortune Brands Home & Security Inc.	3,110,412	180,311
	Sealed Air Corp.	3,915,989	180,018
	Expeditors International of Washington Inc.	3,598,444	176,468
	Textron Inc.	4,823,982	176,365
*	Stericycle Inc.	1,685,309	175,474
*	Vantiv Inc. Class A	3,093,871	175,113
	Total System Services Inc.	3,276,426	174,011
	Cintas Corp.	1,700,054	166,826
	Huntington Ingalls Industries Inc.	937,867	157,590
	Xylem Inc.	3,522,458	157,278
	Valspar Corp.	1,430,236	154,508
	Broadridge Financial Solutions Inc.	2,334,903	152,236
	JB Hunt Transport Services Inc.	1,778,261	143,915
*	CoStar Group Inc.	649,574	142,036
*	Crown Holdings Inc.	2,758,784	139,788
*	HD Supply Holdings Inc.	3,943,714	137,320
	Jack Henry & Associates Inc.	1,560,989	136,228
	Fluor Corp.	2,743,848	135,217
	Carlisle Cos. Inc.	1,262,495	133,420
	Allegion plc	1,893,594	131,472
	AO Smith Corp.	1,464,961	129,078
	Packaging Corp. of America	1,928,165	129,052
	IDEX Corp.	1,494,414	122,691
	Wabtec Corp.	1,723,694	121,055
*	Trimble Navigation Ltd.	4,962,351	120,883
*	Jacobs Engineering Group Inc.	2,420,896	120,585
*	United Rentals Inc.	1,793,044	120,313
	Lennox International Inc.	838,249	119,534
*	Sensata Technologies Holding NV	3,369,610	117,566
	Flowserve Corp.	2,563,025	115,772
	PerkinElmer Inc.	2,205,540	115,614
	Hubbell Inc. Class B	1,093,903	115,374
*	Spirit AeroSystems Holdings Inc. Class A	2,674,838	115,018
*	Arrow Electronics Inc.	1,809,132	111,985
	Owens Corning	2,164,676	111,524
	Macquarie Infrastructure Corp.	1,427,493	105,706
	Avnet Inc.	2,569,913	104,107
	AptarGroup Inc.	1,257,533	99,509
	Sonoco Products Co.	2,000,303	99,335
	Orbital ATK Inc.	1,162,415	98,968
*	Keysight Technologies Inc.	3,389,595	98,603
	Bemis Co. Inc.	1,874,007	96,493
*	AECOM	3,017,077	95,853
	B/E Aerospace Inc.	2,059,879	95,115
	Robert Half International Inc.	2,465,987	94,102
	MDU Resources Group Inc.	3,911,052	93,865
*	Berry Plastics Group Inc.	2,394,019	93,008
	ManpowerGroup Inc.	1,422,344	91,514
	Toro Co.	1,027,629	90,637
	Donaldson Co. Inc.	2,624,829	90,189
	FEI Co.	806,283	86,176
	Graco Inc.	1,087,737	85,920

38

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	FLIR Systems Inc.	2,774,246	85,863
	Allison Transmission Holdings Inc.	3,023,562	85,355
*	Old Dominion Freight Line Inc.	1,369,010	82,565
	Nordson Corp.	987,123	82,533
	Graphic Packaging Holding Co.	6,353,049	79,667
*	Genpact Ltd.	2,961,023	79,474
	Hexcel Corp.	1,851,128	77,081
	Lincoln Electric Holdings Inc.	1,259,152	74,391
	Booz Allen Hamilton Holding Corp. Class A	2,484,164	73,631
	MAXIMUS Inc.	1,308,404	72,446
	Eagle Materials Inc.	935,445	72,170
	Watsco Inc.	509,828	71,728
	Chicago Bridge & Iron Co. NV	2,068,837	71,644
*	First Data Corp. Class A	6,374,929	70,570
	RR Donnelley & Sons Co.	4,104,913	69,455
	Cognex Corp.	1,606,474	69,239
	Oshkosh Corp.	1,446,303	69,003
*	Quanta Services Inc.	2,983,466	68,978
*	Euronet Worldwide Inc.	989,566	68,468
*	WEX Inc.	761,538	67,526
	AGCO Corp.	1,430,615	67,425
	MSC Industrial Direct Co. Inc. Class A	953,928	67,309
*	CoreLogic Inc.	1,744,384	67,124
	World Fuel Services Corp.	1,402,355	66,598
	Curtiss-Wright Corp.	790,042	66,561
*	Genesee & Wyoming Inc. Class A	1,126,745	66,422
	BWX Technologies Inc.	1,852,512	66,264
	Ryder System Inc.	1,044,302	63,849
	Deluxe Corp.	961,781	63,833
	Woodward Inc.	1,102,693	63,559
*	Kirby Corp.	1,017,579	63,487
*	Teledyne Technologies Inc.	631,956	62,595
	National Instruments Corp.	2,263,327	62,015
	Jabil Circuit Inc.	3,259,865	60,210
	CLARCOR Inc.	962,063	58,522
	Valmont Industries Inc.	428,578	57,974
*	Universal Display Corp.	851,645	57,742
	EMCOR Group Inc.	1,164,346	57,356
*	Owens-Illinois Inc.	3,183,351	57,332
	ITT Inc.	1,785,321	57,095
	Landstar System Inc.	830,761	57,040
	Trinity Industries Inc.	3,008,799	55,873
*	IPG Photonics Corp.	678,750	54,300
	Crane Co.	924,686	52,448
	Littelfuse Inc.	439,778	51,977
*,^	XPO Logistics Inc.	1,969,325	51,714
	EnerSys	867,345	51,581
*	Clean Harbors Inc.	988,463	51,509
	Air Lease Corp. Class A	1,906,800	51,064
	Belden Inc.	833,068	50,292
*	Louisiana-Pacific Corp.	2,831,164	49,121
*	Zebra Technologies Corp.	976,873	48,941
	Regal Beloit Corp.	880,382	48,465
	HEICO Corp. Class A	876,837	47,042
*	USG Corp.	1,724,065	46,481
*	Generac Holdings Inc.	1,324,895	46,318
*	Colfax Corp.	1,730,299	45,784
*	TransUnion	1,338,834	44,771
	Timken Co.	1,433,877	43,963
*	Coherent Inc.	477,594	43,834
*,^	Cimpress NV	467,555	43,239
*	WageWorks Inc.	722,063	43,187
	Convergys Corp.	1,712,082	42,802
*	WESCO International Inc.	822,442	42,348

39

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Silgan Holdings Inc.	812,431	41,808
	Terex Corp.	2,048,474	41,604
	Joy Global Inc.	1,941,173	41,036
*	Sanmina Corp.	1,517,852	40,694
	CEB Inc.	651,915	40,210
	Covanta Holding Corp.	2,358,630	38,799
*	AMN Healthcare Services Inc.	965,770	38,602
	ABM Industries Inc.	1,048,516	38,250
	KBR Inc.	2,853,979	37,787
	Universal Forest Products Inc.	407,606	37,781
*	Masonite International Corp.	567,764	37,552
*	Esterline Technologies Corp.	584,235	36,246
	GATX Corp.	823,399	36,205
	Mueller Industries Inc.	1,124,454	35,848
*	Moog Inc. Class A	661,055	35,644
*	On Assignment Inc.	963,731	35,610
*	Cardtronics Inc.	890,818	35,463
	Granite Construction Inc.	772,556	35,190
	John Bean Technologies Corp.	573,756	35,125
	Kennametal Inc.	1,568,176	34,672
	Triumph Group Inc.	973,965	34,576
*	Rexnord Corp.	1,759,812	34,545
	UniFirst Corp.	292,493	33,847
	Tetra Tech Inc.	1,099,907	33,817
	Applied Industrial Technologies Inc.	737,720	33,301
*	ExlService Holdings Inc.	633,273	33,190
*	FTI Consulting Inc.	814,424	33,131
	Mueller Water Products Inc. Class A	2,871,736	32,795
	Simpson Manufacturing Co. Inc.	819,775	32,766
	Vishay Intertechnology Inc.	2,642,704	32,743
	Barnes Group Inc.	982,660	32,546
	MSA Safety Inc.	618,289	32,479
*	RBC Bearings Inc.	446,842	32,396
*	KLX Inc.	1,042,069	32,304
	Watts Water Technologies Inc. Class A	549,092	31,990
*	Armstrong World Industries Inc.	812,953	31,827
*,^	Ambarella Inc.	619,627	31,483
	Knight Transportation Inc.	1,180,108	31,367
*	Itron Inc.	727,379	31,350
*	Smith & Wesson Holding Corp.	1,148,883	31,227
	Mobile Mini Inc.	876,522	30,363
	Otter Tail Corp.	897,140	30,045
*	Advisory Board Co.	837,344	29,634
*	Anixter International Inc.	551,313	29,374
*	DigitalGlobe Inc.	1,342,494	28,716
	AZZ Inc.	474,623	28,468
*	Plexus Corp.	658,343	28,440
	Exponent Inc.	485,983	28,386
*	MasTec Inc.	1,271,283	28,375
	Brady Corp. Class A	920,894	28,143
	Matson Inc.	855,535	27,625
*	ExamWorks Group Inc.	777,232	27,087
	Brink's Co.	941,892	26,834
	Forward Air Corp.	601,082	26,766
*	TopBuild Corp.	737,265	26,689
*	Proto Labs Inc.	462,465	26,619
*	Huron Consulting Group Inc.	436,658	26,383
	Apogee Enterprises Inc.	568,570	26,353
*	Trex Co. Inc.	586,012	26,324
*	Fabrinet	706,863	26,239
*,^	LifeLock Inc.	1,649,850	26,084
*	Hub Group Inc. Class A	669,164	25,676
*	TASER International Inc.	1,023,918	25,475
	Franklin Electric Co. Inc.	766,588	25,336

40

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Insperity Inc.	326,620	25,225
	Methode Electronics Inc.	730,531	25,006
*	Headwaters Inc.	1,384,023	24,829
*	Imperva Inc.	574,984	24,730
*	NeuStar Inc. Class A	1,051,843	24,729
*	Swift Transportation Co.	1,596,184	24,597
*	Summit Materials Inc. Class A	1,186,385	24,273
*,^	Inovalon Holdings Inc. Class A	1,341,750	24,165
*,^	Knowles Corp.	1,764,455	24,138
	Sturm Ruger & Co. Inc.	375,098	24,010
	Comfort Systems USA Inc.	734,526	23,924
	Greif Inc. Class A	634,073	23,632
	Actuant Corp. Class A	1,044,356	23,613
	Albany International Corp.	572,460	22,858
	Kaman Corp.	533,095	22,667
	Essendant Inc.	736,130	22,496
	Aircastle Ltd.	1,146,892	22,433
*	Rogers Corp.	354,736	21,674
	AAON Inc.	786,939	21,649
*	Sykes Enterprises Inc.	745,286	21,583
*	MACOM Technology Solutions Holdings Inc.	652,486	21,519
	G&K Services Inc. Class A	280,883	21,507
*	OSI Systems Inc.	369,421	21,474
*	Benchmark Electronics Inc.	992,376	20,989
	Korn/Ferry International	1,003,299	20,768
*	BMC Stock Holdings Inc.	1,164,189	20,746
	Standex International Corp.	247,542	20,454
*	SPX FLOW Inc.	784,331	20,448
	Astec Industries Inc.	363,504	20,411
*	Paylocity Holding Corp.	468,354	20,233
*	Atlas Air Worldwide Holdings Inc.	483,048	20,008
	Badger Meter Inc.	273,747	19,992
*	Aerojet Rocketdyne Holdings Inc.	1,083,327	19,803
	Advanced Drainage Systems Inc.	717,891	19,649
*	II-VI Inc.	1,045,793	19,619
	US Ecology Inc.	424,095	19,487
	Werner Enterprises Inc.	845,521	19,422
	EnPro Industries Inc.	435,142	19,316
	ESCO Technologies Inc.	479,836	19,165
*	Greatbatch Inc.	606,934	18,772
	Tennant Co.	345,771	18,627
	CIRCOR International Inc.	326,249	18,593
*	Gibraltar Industries Inc.	584,083	18,439
	EVERTEC Inc.	1,178,295	18,311
*	Builders FirstSource Inc.	1,619,940	18,224
*	Tutor Perini Corp.	770,006	18,134
	Cubic Corp.	451,375	18,127
*	Boise Cascade Co.	789,460	18,118
*	TriNet Group Inc.	869,645	18,080
	ManTech International Corp. Class A	477,808	18,071
*	American Woodmark Corp.	270,512	17,957
*	Continental Building Products Inc.	806,082	17,919
*	Press Ganey Holdings Inc.	430,111	16,925
*	US Concrete Inc.	276,901	16,866
	Heartland Express Inc.	964,747	16,777
*	Patrick Industries Inc.	271,056	16,342
*	Wabash National Corp.	1,280,461	16,262
*	Rofin-Sinar Technologies Inc.	508,089	16,228
*	TriMas Corp.	882,420	15,884
	Federal Signal Corp.	1,231,899	15,867
*	PHH Corp.	1,186,084	15,799
*	TrueBlue Inc.	831,890	15,739
	Multi-Color Corp.	246,788	15,646
	Greenbrier Cos. Inc.	536,240	15,621

41

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Navigant Consulting Inc.	950,109	15,344
*	Babcock & Wilcox Enterprises Inc.	1,038,051	15,249
	Primoris Services Corp.	805,166	15,242
	AAR Corp.	650,997	15,194
*	Installed Building Products Inc.	408,811	14,836
*	ICF International Inc.	360,129	14,729
^	Outerwall Inc.	338,768	14,228
	MTS Systems Corp.	323,917	14,201
^	Lindsay Corp.	208,668	14,160
	McGrath RentCorp	459,267	14,049
*	Wesco Aircraft Holdings Inc.	1,037,345	13,921
	Encore Wire Corp.	370,513	13,813
*	Team Inc.	555,167	13,785
	Raven Industries Inc.	721,022	13,656
*	Veeco Instruments Inc.	808,510	13,389
	Sun Hydraulics Corp.	449,680	13,351
	Quad/Graphics Inc.	568,711	13,245
*	Air Transport Services Group Inc.	1,014,998	13,154
*	Aegion Corp. Class A	672,178	13,114
	Manitowoc Co. Inc.	2,394,112	13,048
	Altra Industrial Motion Corp.	480,884	12,974
*	Meritor Inc.	1,780,343	12,818
	Griffon Corp.	756,282	12,751
	Quanex Building Products Corp.	672,144	12,495
*	Echo Global Logistics Inc.	556,209	12,470
	AVX Corp.	914,745	12,422
*	Saia Inc.	494,058	12,421
	HEICO Corp.	185,840	12,416
*	Lydall Inc.	316,332	12,198
*	Thermon Group Holdings Inc.	632,152	12,144
*	Navistar International Corp.	1,020,427	11,929
	H&E Equipment Services Inc.	622,546	11,847
	Alamo Group Inc.	178,046	11,746
	General Cable Corp.	922,540	11,725
	Global Brass & Copper Holdings Inc.	427,923	11,678
*	Nortek Inc.	194,190	11,517
*	FARO Technologies Inc.	339,717	11,493
*	Astronics Corp.	337,370	11,221
	Kelly Services Inc. Class A	590,437	11,201
	CTS Corp.	622,109	11,148
*	Aerovironment Inc.	395,568	10,997
	Argan Inc.	263,253	10,983
*	SPX Corp.	725,198	10,769
	Harsco Corp.	1,608,813	10,683
	Kadant Inc.	206,798	10,652
	Viad Corp.	338,820	10,503
	Douglas Dynamics Inc.	404,559	10,409
*	TTM Technologies Inc.	1,376,178	10,363
	Overseas Shipholding Group Inc. Class A	921,003	10,122
	Resources Connection Inc.	684,656	10,119
	Materion Corp.	404,021	10,004
	Cass Information Systems Inc.	191,578	9,905
	Insteel Industries Inc.	341,516	9,764
	TeleTech Holdings Inc.	353,575	9,592
*	CBIZ Inc.	911,748	9,491
*	NCI Building Systems Inc.	592,647	9,476
*	MYR Group Inc.	393,355	9,472
	Gorman-Rupp Co.	344,663	9,447
	Ennis Inc.	491,560	9,428
*	PGT Inc.	904,179	9,313
*	RPX Corp.	1,011,011	9,271
	TAL International Group Inc.	678,833	9,103
	Marten Transport Ltd.	452,729	8,964
*	Novanta Inc.	586,905	8,892

42

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Schnitzer Steel Industries Inc.	502,176	8,838
	Hyster-Yale Materials Handling Inc.	146,599	8,721
*	Cross Country Healthcare Inc.	623,998	8,686
	Kforce Inc.	509,229	8,601
*	Multi Packaging Solutions International Ltd.	632,672	8,446
*	Mistras Group Inc.	348,679	8,323
	ArcBest Corp.	482,961	7,848
*	Armstrong Flooring Inc.	460,280	7,802
*	Engility Holdings Inc.	368,828	7,790
	Landauer Inc.	188,093	7,742
	Myers Industries Inc.	530,770	7,643
	Mesa Laboratories Inc.	57,507	7,073
	NN Inc.	497,737	6,963
*	Kimball Electronics Inc.	557,228	6,937
^	American Railcar Industries Inc.	169,773	6,701
	Powell Industries Inc.	169,650	6,674
	TimkenSteel Corp.	684,772	6,587
*	Energy Recovery Inc.	712,150	6,331
*	InnerWorkings Inc.	745,065	6,162
*	Ply Gem Holdings Inc.	414,187	6,035
	NVE Corp.	101,861	5,974
	Heidrick & Struggles International Inc.	349,880	5,906
	AEP Industries Inc.	73,180	5,888
*	DHI Group Inc.	929,584	5,791
*	Bazaarvoice Inc.	1,435,722	5,757
*	Evolent Health Inc. Class A	297,259	5,707
	Barrett Business Services Inc.	137,590	5,685
*	GP Strategies Corp.	258,397	5,605
*	YRC Worldwide Inc.	620,103	5,457
*	Landec Corp.	495,923	5,336
	American Science & Engineering Inc.	140,464	5,255
	Park Electrochemical Corp.	356,939	5,186
	LSI Industries Inc.	462,418	5,119
^	Textainer Group Holdings Ltd.	458,365	5,106
	Columbus McKinnon Corp.	358,393	5,071
*	Casella Waste Systems Inc. Class A	625,341	4,909
	Spartan Motors Inc.	780,296	4,885
	Park-Ohio Holdings Corp.	172,491	4,878
*	Milacron Holdings Corp.	334,920	4,860
	VSE Corp.	72,692	4,856
	Electro Rent Corp.	304,296	4,689
*	Great Lakes Dredge & Dock Corp.	1,059,685	4,620
*	Multi-Fineline Electronix Inc.	196,191	4,552
	CECO Environmental Corp.	520,775	4,552
*	NV5 Global Inc.	157,405	4,477
*	Roadrunner Transportation Systems Inc.	594,350	4,434
	Crawford & Co. Class B	516,934	4,389
	Daktronics Inc.	696,241	4,351
	Acacia Research Corp.	987,316	4,344
*	ServiceSource International Inc.	1,063,709	4,287
*	CRA International Inc.	168,632	4,253
*	DXP Enterprises Inc.	282,162	4,213
	Celadon Group Inc.	511,865	4,182
*	Covenant Transportation Group Inc. Class A	229,295	4,143
*	Lionbridge Technologies Inc.	1,024,940	4,049
	NACCO Industries Inc. Class A	71,825	4,022
*	MINDBODY Inc. Class A	245,012	3,954
*	Monster Worldwide Inc.	1,652,357	3,949
	Black Box Corp.	301,494	3,944
*,^	Energous Corp.	302,119	3,912
*	PRGX Global Inc.	740,513	3,865
	Supreme Industries Inc. Class A	281,609	3,858
*	Horizon Global Corp.	338,693	3,844
*	Ducommun Inc.	188,301	3,725

43

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Sparton Corp.	168,779	3,674
*	Commercial Vehicle Group Inc.	686,726	3,571
*	Intevac Inc.	628,616	3,571
*	Era Group Inc.	370,180	3,480
*	BG Staffing Inc.	182,283	3,449
*	Kratos Defense & Security Solutions Inc.	839,652	3,443
	FreightCar America Inc.	243,841	3,426
*	Layne Christensen Co.	412,151	3,338
*	Control4 Corp.	405,489	3,309
	National Research Corp. Class A	238,289	3,265
	Graham Corp.	177,011	3,261
	Miller Industries Inc.	156,448	3,221
*	EnerNOC Inc.	506,808	3,203
*	Maxwell Technologies Inc.	600,604	3,171
*	Franklin Covey Co.	206,426	3,165
*	Higher One Holdings Inc.	618,084	3,158
	Dynamic Materials Corp.	288,236	3,099
*	Planet Payment Inc.	677,732	3,043
	Bel Fuse Inc. Class B	169,743	3,018
	Hardinge Inc.	288,250	2,900
	Hurco Cos. Inc.	103,360	2,877
*	USA Truck Inc.	162,895	2,852
*	Heritage-Crystal Clean Inc.	232,668	2,841
	Allied Motion Technologies Inc.	120,462	2,802
*	Vicor Corp.	276,659	2,786
*	ARC Document Solutions Inc.	707,271	2,751
*	Willis Lease Finance Corp.	122,489	2,723
*	UFP Technologies Inc.	120,128	2,708
*	Electro Scientific Industries Inc.	463,580	2,707
*	CAI International Inc.	357,703	2,683
*	Orion Group Holdings Inc.	491,153	2,608
	Houston Wire & Cable Co.	493,772	2,592
*	Hill International Inc.	636,556	2,591
*	Vishay Precision Group Inc.	192,170	2,579
*	Neff Corp. Class A	229,948	2,513
*	Kemet Corp.	856,350	2,509
*	PFSweb Inc.	262,799	2,497
	Eastern Co.	147,610	2,447
	LB Foster Co. Class A	219,290	2,388
	Twin Disc Inc.	220,721	2,371
*	Aspen Aerogels Inc.	471,100	2,341
*,^	Energy Focus Inc.	344,879	2,152
*	Northwest Pipe Co.	193,999	2,091
	CDI Corp.	341,060	2,080
*	CUI Global Inc.	406,931	2,055
*,^	American Superconductor Corp.	242,013	2,043
*	Manitex International Inc.	294,087	2,038
	Universal Logistics Holdings Inc.	155,946	2,012
*	CyberOptics Corp.	133,614	2,002
*,^	Blue Bird Corp.	161,939	1,927
*	Lawson Products Inc.	94,237	1,872
*	Sterling Construction Co. Inc.	380,450	1,868
*	TRC Cos. Inc.	291,232	1,841
	United States Lime & Minerals Inc.	31,038	1,831
*,^	Patriot National Inc.	222,224	1,818
*,^	ExOne Co.	169,964	1,797
*	Mattersight Corp.	461,488	1,786
	Richardson Electronics Ltd.	332,507	1,752
*,^	Power Solutions International Inc.	96,839	1,729
*	Nuvectra Corp.	230,706	1,707
	Omega Flex Inc.	44,518	1,693
*	Napco Security Technologies Inc.	265,213	1,687
	Crawford & Co. Class A	217,594	1,660
*	Information Services Group Inc.	435,033	1,631

44

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Willdan Group Inc.	153,333	1,628
*	Hudson Technologies Inc.	447,127	1,610
*	Gencor Industries Inc.	103,241	1,602
*,^	MicroVision Inc.	950,100	1,596
*	Sharps Compliance Corp.	358,366	1,573
*	LMI Aerospace Inc.	191,045	1,536
*	Astronics Corp. Class B	46,196	1,530
*	Arotech Corp.	543,970	1,529
*	Goldfield Corp.	463,160	1,519
*	Everi Holdings Inc.	1,245,000	1,432
*,^	Research Frontiers Inc.	376,897	1,376
*	Iteris Inc.	460,448	1,317
*,^	Applied DNA Sciences Inc.	402,687	1,301
*,^	ModusLink Global Solutions Inc.	1,034,639	1,273
*	Ameresco Inc. Class A	289,783	1,266
*,^	Synthesis Energy Systems Inc.	1,202,400	1,263
*	IES Holdings Inc.	97,233	1,208
*	Xerium Technologies Inc.	187,337	1,195
*	Westport Fuel Systems Inc.	699,058	1,167
*	Accuride Corp.	916,972	1,137
*	Perceptron Inc.	229,932	1,076
*	Broadwind Energy Inc.	252,482	1,065
*	Perma-Fix Environmental Services	202,613	1,031
*	Radiant Logistics Inc.	329,453	988
*	PAM Transportation Services Inc.	61,693	980
*	MFRI Inc.	130,863	976
	Hudson Global Inc.	479,777	945
*	General Finance Corp.	220,958	939
*,^	Revolution Lighting Technologies Inc.	148,014	915
*	Ballantyne Strong Inc.	172,411	902
	National Research Corp. Class B	26,971	895
*	Cotiviti Holdings Inc.	42,300	894
*,^	ClearSign Combustion Corp.	178,108	892
*	Ultralife Corp.	177,312	888
	MOCON Inc.	62,635	887
*,^	Aqua Metals Inc.	74,683	879
*	Cenveo Inc.	1,062,268	867
*	Frequency Electronics Inc.	92,289	858
*,^	Workhorse Group Inc.	121,953	835
	Universal Technical Institute Inc.	367,637	831
*	StarTek Inc.	181,975	795
*	CPI Aerostructures Inc.	120,875	743
*	Key Technology Inc.	74,625	687
*	Patriot Transportation Holding Inc.	35,273	686
*,^	Capstone Turbine Corp.	492,719	680
*	Innovative Solutions & Support Inc.	238,921	674
*	Volt Information Sciences Inc.	109,764	649
*,^	A. M. Castle & Co.	373,919	613
*	IEC Electronics Corp.	127,222	528
*	Orion Energy Systems Inc.	454,541	527
*	Lincoln Educational Services Corp.	336,260	504
*	eMagin Corp.	229,715	441
*,^	Vertex Energy Inc.	327,581	436
	BlueLinx Holdings Inc.	59,700	421
*	Air T Inc.	19,270	414
	AMCON Distributing Co.	4,565	404
*	Rand Logistics Inc.	383,812	395
*,^	Astrotech Corp.	219,860	372
*	UQM Technologies Inc.	587,658	370
*	Fuel Tech Inc.	248,991	368
*,^	Turtle Beach Corp.	355,367	345
*	Marathon Patent Group Inc.	125,481	344
*	LightPath Technologies Inc. Class A	188,165	327
*,^	Eagle Bulk Shipping Inc.	743,589	326

45

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Rubicon Technology Inc.	456,333	310
	Chicago Rivet & Machine Co.	11,186	304
*	SIFCO Industries Inc.	29,538	292
	General Employment Enterprises Inc.	67,770	287
*	ENGlobal Corp.	236,848	284
*,^	Odyssey Marine Exploration Inc.	139,341	281
*,^	Digital Ally Inc.	72,353	281
*	Wireless Telecom Group Inc.	205,351	275
	RF Industries Ltd.	117,256	257
*	Echelon Corp.	50,328	240
*	DLH Holdings Corp.	47,352	239
*	AMREP Corp.	41,186	200
*	Image Sensing Systems Inc.	88,473	198
*	Sevcon Inc.	21,782	197
*	SigmaTron International Inc.	30,411	185
*	Asure Software Inc.	39,019	184
*	American Electric Technologies Inc.	72,950	182
*	Versar Inc.	164,937	178
	EnviroStar Inc.	47,800	176
*	Luna Innovations Inc.	129,430	160
	Bel Fuse Inc. Class A	10,580	159
*	Onvia Inc.	44,738	159
*	Pioneer Power Solutions Inc.	26,639	143
	Ecology and Environment Inc.	13,280	136
*	Sypris Solutions Inc.	141,883	121
*	Continental Materials Corp.	7,139	113
*	Active Power Inc.	244,883	97
*	Cemtrex Inc.	25,047	92
*	Quest Resource Holding Corp.	301,550	87
*	Industrial Services of America Inc.	49,067	85
*	American DG Energy Inc.	324,240	76
*	Nortech Systems Inc.	17,942	67
*,^	Giga-tronics Inc.	61,800	66
*,^	CryoPort Inc.	30,113	63
*	IntriCon Corp.	10,274	55
	Servotronics Inc.	4,914	48
*	Micronet Enertec Technologies Inc.	19,850	43
*,^	EnSync Inc.	111,094	41
*	AeroCentury Corp.	3,772	35
*	Cartesian Inc.	33,694	34
*	Command Security Corp.	12,427	33
*	Payment Data Systems Inc.	19,016	25
*	Art's-Way Manufacturing Co. Inc.	7,669	23
*	Tel-Instrument Electronics Corp.	4,297	18
*	SMTC Corp.	9,000	14
	Greif Inc. Class B	197	11
*	Electro-Sensors Inc.	1,300	4
*	CTPartners Executive Search Inc.	100,659	—
*	LGL Group Inc. Warrants expire 6/8/2018	3,000	—
			55,328,840
Oil & Gas (6.7%)
	Exxon Mobil Corp.	82,406,965	7,724,829
	Chevron Corp.	37,452,961	3,926,194
	Schlumberger Ltd.	27,629,233	2,184,920
	Occidental Petroleum Corp.	15,172,673	1,146,447
	ConocoPhillips	24,593,533	1,072,278
	EOG Resources Inc.	10,929,428	911,733
	Halliburton Co.	16,171,945	732,427
	Kinder Morgan Inc.	37,672,505	705,229
	Phillips 66	8,876,029	704,224
	Anadarko Petroleum Corp.	10,132,686	539,566
	Spectra Energy Corp.	13,922,130	509,968
	Pioneer Natural Resources Co.	3,245,665	490,777
	Valero Energy Corp.	9,332,799	475,973

46

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Apache Corp.	7,512,421	418,216
	Marathon Petroleum Corp.	10,531,975	399,794
	Baker Hughes Inc.	8,706,228	392,912
	Devon Energy Corp.	9,876,402	358,020
	Hess Corp.	5,649,853	339,556
*	Concho Resources Inc.	2,608,136	311,072
	Noble Energy Inc.	8,512,684	305,350
	Williams Cos. Inc.	13,416,970	290,209
	EQT Corp.	3,430,560	265,628
	Marathon Oil Corp.	16,831,026	252,634
	National Oilwell Varco Inc.	7,504,064	252,512
	Cabot Oil & Gas Corp.	9,232,989	237,657
	Cimarex Energy Co.	1,879,719	224,288
	Tesoro Corp.	2,381,349	178,411
*	Newfield Exploration Co.	3,933,247	173,771
*	Cheniere Energy Inc.	3,967,645	148,985
	Range Resources Corp.	3,235,486	139,579
	Helmerich & Payne Inc.	2,030,641	136,317
*	Diamondback Energy Inc.	1,417,134	129,257
	OGE Energy Corp.	3,946,667	129,253
	Targa Resources Corp.	3,026,517	127,537
*,^	Southwestern Energy Co.	9,510,393	119,641
*	FMC Technologies Inc.	4,472,175	119,273
	Core Laboratories NV	876,865	108,635
	Murphy Oil Corp.	3,234,216	102,686
*	Antero Resources Corp.	3,919,399	101,826
*	Weatherford International plc	17,759,374	98,565
	Energen Corp.	1,925,222	92,815
*	Continental Resources Inc.	1,854,272	83,943
	HollyFrontier Corp.	3,495,554	83,089
	QEP Resources Inc.	4,693,410	82,745
^	Transocean Ltd.	6,844,528	81,381
*	Parsley Energy Inc. Class A	2,954,550	79,950
*	Gulfport Energy Corp.	2,494,159	77,967
*	First Solar Inc.	1,520,665	73,722
*	WPX Energy Inc.	6,444,690	60,000
	Patterson-UTI Energy Inc.	2,762,725	58,901
	Ensco plc Class A	5,975,535	58,022
	Oceaneering International Inc.	1,933,770	57,742
	Superior Energy Services Inc.	2,992,964	55,100
	Nabors Industries Ltd.	5,437,011	54,642
*	PDC Energy Inc.	911,971	52,539
*	Chesapeake Energy Corp.	12,218,889	52,297
*	Rice Energy Inc.	2,163,395	47,681
*	Whiting Petroleum Corp.	4,977,775	46,094
	PBF Energy Inc. Class A	1,933,796	45,986
*	RSP Permian Inc.	1,315,849	45,910
*	Dril-Quip Inc.	750,476	43,850
	Rowan Cos. plc Class A	2,481,077	43,816
	Noble Corp. plc	4,806,294	39,604
*	Carrizo Oil & Gas Inc.	1,097,305	39,338
*	NOW Inc.	2,038,780	36,983
	SM Energy Co.	1,347,035	36,370
*	Oil States International Inc.	1,018,294	33,482
	SemGroup Corp. Class A	1,022,752	33,301
*	Memorial Resource Development Corp.	2,039,197	32,382
*	Oasis Petroleum Inc.	3,373,248	31,506
*	Matador Resources Co.	1,571,339	31,113
^	Diamond Offshore Drilling Inc.	1,215,386	29,570
	Western Refining Inc.	1,384,266	28,557
*	Callon Petroleum Co.	2,486,831	27,927
*	Laredo Petroleum Inc.	2,639,820	27,665
*	MRC Global Inc.	1,894,634	26,923
	Pattern Energy Group Inc. Class A	1,127,946	25,909

47

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Denbury Resources Inc.	7,015,872	25,187
*	Synergy Resources Corp.	3,616,980	24,089
*	McDermott International Inc.	4,778,256	23,605
*	Forum Energy Technologies Inc.	1,188,486	20,573
*	SEACOR Holdings Inc.	306,078	17,737
*,^	RPC Inc.	1,110,838	17,251
*,^	SunPower Corp. Class A	1,107,389	17,153
	Columbia Pipeline Group Inc.	637,044	16,238
*	Unit Corp.	1,005,610	15,647
^	Atwood Oceanics Inc.	1,213,200	15,189
*	Chart Industries Inc.	598,140	14,433
*,^	Flotek Industries Inc.	1,068,701	14,107
	Delek US Holdings Inc.	1,040,252	13,742
	Green Plains Inc.	683,655	13,482
*	Helix Energy Solutions Group Inc.	1,942,381	13,131
	Archrock Inc.	1,304,510	12,288
*	TETRA Technologies Inc.	1,698,868	10,822
*,^	California Resources Corp.	771,481	9,412
*	Cobalt International Energy Inc.	6,969,901	9,340
*	Newpark Resources Inc.	1,584,298	9,173
*	Par Pacific Holdings Inc.	582,364	8,933
*	Exterran Corp.	673,458	8,654
*	Matrix Service Co.	510,239	8,414
*,^	Sanchez Energy Corp.	1,075,271	7,591
*	REX American Resources Corp.	122,561	7,333
	Bristow Group Inc.	637,846	7,278
*	Natural Gas Services Group Inc.	315,224	7,219
*,^	Plug Power Inc.	3,564,457	6,630
*	Pioneer Energy Services Corp.	1,439,332	6,621
*	Ring Energy Inc.	738,003	6,509
*	Bill Barrett Corp.	986,219	6,302
*	Renewable Energy Group Inc.	702,239	6,201
	Tesco Corp.	886,499	5,931
	CVR Energy Inc.	348,041	5,395
	CARBO Ceramics Inc.	396,526	5,195
*,^	Eclipse Resources Corp.	1,552,980	5,187
*	Parker Drilling Co.	2,204,824	5,049
	Panhandle Oil and Gas Inc. Class A	297,543	4,960
*	Hornbeck Offshore Services Inc.	586,908	4,895
*	Northern Oil and Gas Inc.	1,026,649	4,743
*,^	EXCO Resources Inc.	3,318,265	4,314
*	Contango Oil & Gas Co.	332,526	4,070
	Alon USA Energy Inc.	627,638	4,067
*	Geospace Technologies Corp.	245,676	4,022
	Tidewater Inc.	905,229	3,992
*	PHI Inc. (Non-Voting Shares)	221,189	3,955
*,^	EP Energy Corp. Class A	745,450	3,861
*,^	TerraVia Holdings Inc.	1,355,428	3,551
*	Green Brick Partners Inc.	468,416	3,405
	Gulf Island Fabrication Inc.	487,463	3,383
*	Dawson Geophysical Co.	411,876	3,357
*,^	Clayton Williams Energy Inc.	118,638	3,258
*	Pacific Ethanol Inc.	573,404	3,125
*,^	FuelCell Energy Inc.	491,309	3,056
*	Independence Contract Drilling Inc.	534,144	2,900
*	Trecora Resources	276,219	2,881
*	Willbros Group Inc.	1,011,037	2,558
*	Abraxas Petroleum Corp.	2,240,971	2,532
	Evolution Petroleum Corp.	404,327	2,212
*	Gastar Exploration Inc.	1,778,210	1,956
*,^	Basic Energy Services Inc.	1,087,701	1,827
*,^	Approach Resources Inc.	856,174	1,798
*,^	Bonanza Creek Energy Inc.	830,411	1,669
*,^	W&T Offshore Inc.	707,279	1,641

48

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*,^	Stone Energy Corp.	127,865	1,542
*	Jones Energy Inc. Class A	328,037	1,352
	Adams Resources & Energy Inc.	32,960	1,269
*,^	Gulfmark Offshore Inc.	387,043	1,211
*	VAALCO Energy Inc.	1,102,662	1,169
*,^	Enphase Energy Inc.	574,679	1,144
*	ION Geophysical Corp.	176,875	1,102
*	PetroQuest Energy Inc.	275,787	918
*	Mitcham Industries Inc.	228,380	856
*,^	Rex Energy Corp.	1,279,094	845
*	Resolute Energy Corp.	266,967	793
*	Zion Oil & Gas Inc.	529,716	736
*,^	Key Energy Services Inc.	3,045,565	706
*	Comstock Resources Inc.	819,848	689
*,^	C&J Energy Services Ltd.	1,059,628	638
*	Aemetis Inc.	269,539	615
*	Ideal Power Inc.	124,302	613
*,^	Harvest Natural Resources Inc.	708,987	592
*,^	Triangle Petroleum Corp.	1,777,552	510
*	Enservco Corp.	565,671	351
*,^	Amyris Inc.	763,747	344
*,^	MagneGas Corp.	555,720	328
*,^	Halcon Resources Corp.	610,201	283
*	Hercules Offshore Inc.	199,456	277
*	PrimeEnergy Corp.	4,540	274
*	Eco-Stim Energy Solutions Inc.	77,212	224
*	Superior Drilling Products Inc.	100,396	215
*,^	Torchlight Energy Resources Inc.	193,885	107
*	Yuma Energy Inc.	215,013	63
*	PHI Inc.	2,641	44
*	Seventy Seven Energy Inc.	325,090	30
*	Energy XXI Ltd.	340,856	15
			29,379,855
Other (0.0%)[2]
*	Dyax Corp CVR Expire 12/31/2019	2,750,063	3,053
*	Leap Wireless International Inc CVR	872,848	2,200
*	Adolor Corp. Rights Exp. 07/01/2019	592,629	308
*	Chelsea Therapeutics International Ltd. CVR Exp. 12/31/2016	1,157,305	127
*	Ambit Biosciences Corp. CVR Rights	201,330	121
*	NuPathe Inc. CVR	158,681	95
*	Omthera Pharmaceuticals Inc. CVR	121,311	73
*	Alexza Pharmaceuticals Inc CVR	327,391	11
*	Clinical Data Contingent Value Rights	216,285	—
*	Gerber Scientific Inc. CVR	388,581	—
*,^	Cubist Pharmaceuticals, Inc. CVR	511,822	—
*,^	Biosante Pharmaceutical Inc CVR	253,823	—
*	Allen Organ Co. Escrow Shares	11,462	—
*	EnSite Power Inc.	63,895	—
*	Trubion Pharmaceuticals Inc. CVR	104	—
			5,988
Technology (15.5%)
	Apple Inc.	103,752,723	9,918,760
	Microsoft Corp.	149,022,544	7,625,484
*	Facebook Inc. Class A	43,803,673	5,005,884
*	Alphabet Inc. Class A	5,854,100	4,118,535
*	Alphabet Inc. Class C	5,827,913	4,033,499
	Intel Corp.	94,273,767	3,092,180
	Cisco Systems Inc.	100,384,266	2,880,025
	International Business Machines Corp.	17,238,549	2,616,467
	Oracle Corp.	62,098,332	2,541,685
	QUALCOMM Inc.	29,268,210	1,567,898
	Texas Instruments Inc.	20,109,825	1,259,881
	Broadcom Ltd.	7,802,371	1,212,488
	EMC Corp.	38,786,710	1,053,835

49

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	salesforce.com Inc.	12,805,375	1,016,875
*	Adobe Systems Inc.	9,963,216	954,376
*	Cognizant Technology Solutions Corp. Class A	12,066,770	690,702
*	Yahoo! Inc.	17,083,496	641,656
	Hewlett Packard Enterprise Co.	34,288,859	626,457
	Applied Materials Inc.	22,533,414	540,126
	Intuit Inc.	4,822,029	538,187
	NVIDIA Corp.	10,137,844	476,580
	Corning Inc.	21,563,471	441,620
	HP Inc.	34,646,619	434,815
*	Cerner Corp.	6,041,258	354,018
	Analog Devices Inc.	6,135,297	347,503
*	Micron Technology Inc.	20,750,994	285,534
	Lam Research Corp.	3,151,854	264,945
*	Red Hat Inc.	3,608,297	261,962
	Symantec Corp.	12,460,702	255,943
	Western Digital Corp.	5,360,336	253,329
	Skyworks Solutions Inc.	3,785,675	239,558
*	Autodesk Inc.	4,366,966	236,428
	Xilinx Inc.	5,070,051	233,881
*	Citrix Systems Inc.	2,904,085	232,588
	KLA-Tencor Corp.	3,092,461	226,523
	Linear Technology Corp.	4,746,261	220,844
	Motorola Solutions Inc.	3,287,346	216,866
	Harris Corp.	2,469,765	206,077
*	Palo Alto Networks Inc.	1,679,955	206,030
	Microchip Technology Inc.	4,036,742	204,905
*	ServiceNow Inc.	3,081,495	204,611
	CA Inc.	6,193,543	203,334
	Maxim Integrated Products Inc.	5,653,296	201,766
*	Twitter Inc.	11,231,164	189,919
*	Akamai Technologies Inc.	3,347,079	187,202
	CDK Global Inc.	3,071,060	170,413
*	Workday Inc. Class A	2,218,986	165,692
	Juniper Networks Inc.	7,219,326	162,363
*	Synopsys Inc.	2,997,158	162,086
*,^	VeriSign Inc.	1,838,480	158,955
*	ANSYS Inc.	1,740,034	157,908
*	F5 Networks Inc.	1,369,725	155,930
*	Qorvo Inc.	2,742,459	151,548
*	Gartner Inc.	1,552,037	151,184
*	Cadence Design Systems Inc.	6,007,249	145,976
^	Seagate Technology plc	5,969,553	145,418
*	Splunk Inc.	2,633,532	142,685
	NetApp Inc.	5,702,956	140,236
	Computer Sciences Corp.	2,735,614	135,823
	CDW Corp.	3,106,033	124,490
*	Ultimate Software Group Inc.	538,072	113,151
*	Tyler Technologies Inc.	649,588	108,293
*	athenahealth Inc.	771,779	106,513
	Ingram Micro Inc.	2,951,795	102,663
	Garmin Ltd.	2,257,641	95,769
	SS&C Technologies Holdings Inc.	3,324,817	93,361
*	Manhattan Associates Inc.	1,440,022	92,349
*,^	VMware Inc. Class A	1,589,458	90,949
*	CommScope Holding Co. Inc.	2,844,005	88,249
*	Fortinet Inc.	2,761,781	87,245
*	Guidewire Software Inc.	1,407,769	86,944
	Brocade Communications Systems Inc.	9,459,094	86,834
	IAC/InterActiveCorp	1,525,478	85,884
*	Nuance Communications Inc.	5,455,654	85,272
*	PTC Inc.	2,264,944	85,117
	Marvell Technology Group Ltd.	8,469,003	80,710
*	ARRIS International plc	3,849,312	80,682

50

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Teradyne Inc.	4,057,991	79,902
	DST Systems Inc.	649,570	75,629
	CSRA Inc.	3,219,878	75,442
*	NCR Corp.	2,679,479	74,409
*	Microsemi Corp.	2,225,724	72,737
*	ON Semiconductor Corp.	8,133,148	71,734
	Fair Isaac Corp.	619,258	69,982
	Leidos Holdings Inc.	1,423,357	68,136
	Pitney Bowes Inc.	3,771,192	67,127
*	Advanced Micro Devices Inc.	13,009,797	66,870
	Cypress Semiconductor Corp.	6,297,009	66,433
*	Aspen Technology Inc.	1,643,019	66,115
*	Teradata Corp.	2,614,333	65,541
*	ViaSat Inc.	888,793	63,460
	Blackbaud Inc.	919,474	62,432
*	EPAM Systems Inc.	945,080	60,778
*	IMS Health Holdings Inc.	2,355,177	59,727
*	Veeva Systems Inc. Class A	1,690,917	57,694
	j2 Global Inc.	910,688	57,528
*	NetSuite Inc.	788,825	57,426
	SYNNEX Corp.	585,992	55,564
*	Dycom Industries Inc.	615,871	55,281
*	Qlik Technologies Inc.	1,849,640	54,712
*	Tableau Software Inc. Class A	1,086,924	53,172
*,^	Arista Networks Inc.	817,923	52,658
*	Integrated Device Technology Inc.	2,600,669	52,351
*	Ellie Mae Inc.	567,372	52,000
*	Medidata Solutions Inc.	1,081,619	50,695
*	Demandware Inc.	673,107	50,416
*	Proofpoint Inc.	793,433	50,058
	Monolithic Power Systems Inc.	724,631	49,507
*	Tech Data Corp.	680,958	48,927
*,^	FireEye Inc.	2,968,119	48,885
	Mentor Graphics Corp.	2,297,105	48,836
*	Cree Inc.	1,990,940	48,659
*	Cirrus Logic Inc.	1,246,563	48,354
*	Ciena Corp.	2,576,566	48,311
*	Rackspace Hosting Inc.	2,256,773	47,076
*	Allscripts Healthcare Solutions Inc.	3,678,228	46,714
*	Fairchild Semiconductor International Inc. Class A	2,322,159	46,095
	MKS Instruments Inc.	1,049,933	45,210
	Lexmark International Inc. Class A	1,189,196	44,892
*	ACI Worldwide Inc.	2,298,218	44,838
	Science Applications International Corp.	764,816	44,627
*	CACI International Inc. Class A	487,866	44,108
*	NetScout Systems Inc.	1,938,707	43,136
*	Cavium Inc.	1,073,536	41,439
*	Zendesk Inc.	1,555,588	41,036
*	Verint Systems Inc.	1,227,392	40,664
*	Entegris Inc.	2,758,113	39,910
*	Electronics For Imaging Inc.	927,128	39,904
*	Synaptics Inc.	729,436	39,207
*	VeriFone Systems Inc.	2,083,777	38,633
*	Silicon Laboratories Inc.	785,729	38,296
	InterDigital Inc.	682,085	37,979
*	Cornerstone OnDemand Inc.	979,219	37,269
*	Finisar Corp.	2,108,715	36,924
*	EchoStar Corp. Class A	900,364	35,744
	Intersil Corp. Class A	2,635,234	35,681
*	Paycom Software Inc.	824,053	35,607
*	CommVault Systems Inc.	799,498	34,530
	Cogent Communications Holdings Inc.	833,986	33,409
*	Fleetmatics Group plc	760,497	32,952
*	MicroStrategy Inc. Class A	182,666	31,970

51

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Infinera Corp.	2,775,713	31,310
*	Syntel Inc.	681,849	30,861
*	Semtech Corp.	1,287,515	30,720
	Plantronics Inc.	697,798	30,703
	Tessera Technologies Inc.	993,808	30,450
*	LogMeIn Inc.	480,048	30,449
*	Viavi Solutions Inc.	4,537,054	30,081
*	Advanced Energy Industries Inc.	790,195	29,996
*	Polycom Inc.	2,636,623	29,662
*	Premier Inc. Class A	899,486	29,413
*,^	3D Systems Corp.	2,118,541	29,003
*	NETGEAR Inc.	605,079	28,765
	Diebold Inc.	1,134,506	28,170
*	GoDaddy Inc. Class A	895,547	27,932
*	Marketo Inc.	790,637	27,530
*	Rambus Inc.	2,261,605	27,320
	NIC Inc.	1,218,689	26,738
	Power Integrations Inc.	530,430	26,559
*	Envestnet Inc.	794,843	26,476
*	Progress Software Corp.	943,785	25,916
*	Lumentum Holdings Inc.	1,049,382	25,395
*	Rovi Corp.	1,609,312	25,170
*	Synchronoss Technologies Inc.	789,075	25,140
	CSG Systems International Inc.	615,195	24,799
*	HubSpot Inc.	563,114	24,450
*	Cray Inc.	816,477	24,429
*	QLogic Corp.	1,630,947	24,040
*	RealPage Inc.	1,049,835	23,443
*	BroadSoft Inc.	568,963	23,345
*	Inphi Corp.	724,504	23,206
*	Gigamon Inc.	591,496	22,116
*	Callidus Software Inc.	1,102,551	22,029
*	2U Inc.	735,516	21,632
*	RingCentral Inc. Class A	1,075,047	21,200
^	Ebix Inc.	438,920	21,024
*	SPS Commerce Inc.	338,438	20,509
*,^	Ubiquiti Networks Inc.	529,656	20,477
*	MaxLinear Inc.	1,128,545	20,291
*	Infoblox Inc.	1,061,614	19,916
*	Insight Enterprises Inc.	735,940	19,134
*	ScanSource Inc.	514,761	19,103
	Monotype Imaging Holdings Inc.	771,064	18,991
	West Corp.	964,328	18,959
*	Mercury Systems Inc.	758,056	18,845
	Cabot Microelectronics Corp.	443,900	18,795
*	Super Micro Computer Inc.	754,113	18,740
	ADTRAN Inc.	973,619	18,158
	Pegasystems Inc.	650,245	17,524
*,^	Shutterstock Inc.	375,687	17,206
*	Web.com Group Inc.	927,621	16,864
*	Qualys Inc.	558,795	16,658
*	New Relic Inc.	563,544	16,557
*	Cvent Inc.	461,950	16,501
*	Bottomline Technologies de Inc.	765,423	16,480
*	Virtusa Corp.	529,920	15,304
*	Q2 Holdings Inc.	543,606	15,232
*	Interactive Intelligence Group Inc.	351,455	14,406
*	Ixia	1,444,457	14,185
	Brooks Automation Inc.	1,258,520	14,121
*	Diodes Inc.	735,281	13,816
*	Perficient Inc.	660,182	13,408
	Inteliquent Inc.	634,420	12,619
*,^	Match Group Inc.	824,682	12,432
*	Lattice Semiconductor Corp.	2,305,477	12,334

52

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Quality Systems Inc.	1,021,963	12,172
*	FormFactor Inc.	1,331,676	11,972
*,^	Endurance International Group Holdings Inc.	1,302,645	11,711
*	Photronics Inc.	1,287,737	11,474
*	Ultratech Inc.	489,478	11,243
*	CEVA Inc.	411,951	11,193
*	Amkor Technology Inc.	1,899,287	10,921
*	ePlus Inc.	132,316	10,822
*	Xura Inc.	435,449	10,638
*,^	Pure Storage Inc. Class A	969,533	10,568
*,^	Oclaro Inc.	2,137,142	10,429
*	InvenSense Inc.	1,684,624	10,327
*	Benefitfocus Inc.	270,736	10,320
*	CalAmp Corp.	678,612	10,050
*	Applied Micro Circuits Corp.	1,538,008	9,874
*	VASCO Data Security International Inc.	589,746	9,666
*	Nanometrics Inc.	444,030	9,231
*,^	Gogo Inc.	1,092,262	9,164
*	SciQuest Inc.	518,412	9,155
*	PROS Holdings Inc.	519,749	9,059
*,^	Nimble Storage Inc.	1,135,479	9,038
*	ShoreTel Inc.	1,335,801	8,937
*	Rudolph Technologies Inc.	571,224	8,871
*	Loral Space & Communications Inc.	247,307	8,723
	Computer Programs & Systems Inc.	215,986	8,622
	Epiq Systems Inc.	574,622	8,389
*	Blucora Inc.	774,855	8,028
*	Silver Spring Networks Inc.	657,984	7,995
*,^	Hortonworks Inc.	747,054	7,986
*	Sonus Networks Inc.	914,968	7,951
	Forrester Research Inc.	212,604	7,837
*	Five9 Inc.	657,598	7,825
*	Model N Inc.	570,650	7,618
*	NeoPhotonics Corp.	791,710	7,545
*,^	Square Inc.	818,063	7,403
*	Exar Corp.	917,511	7,386
*	PDF Solutions Inc.	523,826	7,328
*,^	KEYW Holding Corp.	732,683	7,283
*	Workiva Inc.	527,197	7,202
	Hackett Group Inc.	505,074	7,005
*,^	Unisys Corp.	961,314	6,998
*	Vocera Communications Inc.	536,914	6,899
*	Extreme Networks Inc.	1,991,628	6,752
*,^	Box Inc.	649,705	6,718
*	Actua Corp.	716,805	6,473
*	LivePerson Inc.	1,016,831	6,447
*	Boingo Wireless Inc.	714,092	6,370
*	Intralinks Holdings Inc.	964,009	6,266
*	Barracuda Networks Inc.	413,441	6,260
	American Software Inc. Class A	589,908	6,182
*	Axcelis Technologies Inc.	2,291,184	6,163
*	ChannelAdvisor Corp.	422,350	6,120
*	Vectrus Inc.	210,714	6,003
*	Imprivata Inc.	422,106	5,910
*	Calix Inc.	846,346	5,848
*	Tangoe Inc.	737,500	5,694
*	Xcerra Corp.	980,453	5,638
	Comtech Telecommunications Corp.	437,536	5,618
	PC Connection Inc.	227,682	5,419
*,^	Alarm.com Holdings Inc.	204,384	5,238
*	A10 Networks Inc.	809,406	5,237
*	Varonis Systems Inc.	214,963	5,163
*,^	Digimarc Corp.	161,185	5,151
*	SunEdison Semiconductor Ltd.	844,875	5,010

53

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Brightcove Inc.	568,539	5,003
	IXYS Corp.	480,608	4,926
*	Alpha & Omega Semiconductor Ltd.	351,428	4,895
*	Harmonic Inc.	1,683,369	4,798
	Cohu Inc.	439,185	4,765
*	Digi International Inc.	440,086	4,722
*	MeetMe Inc.	884,667	4,715
*	Radisys Corp.	1,039,763	4,658
*	RigNet Inc.	335,700	4,495
*	Mitek Systems Inc.	628,987	4,472
*	Sigma Designs Inc.	677,169	4,354
*	Xactly Corp.	330,738	4,237
*,^	Applied Optoelectronics Inc.	365,062	4,070
*	Immersion Corp.	545,440	4,004
*	Exa Corp.	271,748	3,927
*	DSP Group Inc.	365,386	3,877
*	Instructure Inc.	203,398	3,865
*	Zix Corp.	1,024,551	3,842
*,^	VirnetX Holding Corp.	952,645	3,811
*	Apigee Corp.	306,237	3,742
*	Rapid7 Inc.	289,762	3,645
*	Silicon Graphics International Corp.	703,212	3,537
*,^	Clearfield Inc.	196,005	3,507
*	Jive Software Inc.	880,909	3,312
*	USA Technologies Inc.	767,011	3,275
*	GSI Technology Inc.	779,926	3,252
*	Agilysys Inc.	293,495	3,073
*	Carbonite Inc.	314,655	3,062
	QAD Inc. Class A	154,173	2,971
*	United Online Inc.	263,385	2,897
*	Castlight Health Inc. Class B	708,924	2,807
*	Datalink Corp.	372,494	2,794
*	Amber Road Inc.	362,115	2,792
*	Ultra Clean Holdings Inc.	490,321	2,790
*	EMCORE Corp.	451,662	2,683
*	Telenav Inc.	514,146	2,622
	Computer Task Group Inc.	522,197	2,595
*	SecureWorks Corp. Class A	176,829	2,493
*	Kopin Corp.	1,118,910	2,484
*	GigPeak Inc.	1,250,674	2,451
*	Rosetta Stone Inc.	306,547	2,376
*	Aerohive Networks Inc.	357,059	2,364
*	Key Tronic Corp.	308,692	2,324
*	MobileIron Inc.	761,763	2,323
*	Edgewater Technology Inc.	267,843	2,314
*	Hutchinson Technology Inc.	647,855	2,196
*	Guidance Software Inc.	353,142	2,186
*	Ciber Inc.	1,452,574	2,179
	Simulations Plus Inc.	284,393	2,150
*	Seachange International Inc.	659,077	2,102
*	Quantum Corp.	4,946,763	2,078
*	Internap Corp.	996,935	2,054
	NCI Inc. Class A	145,165	2,040
*	Covisint Corp.	932,791	2,034
*,^	Rightside Group Ltd.	190,008	2,022
*	BSQUARE Corp.	350,219	1,954
*	AXT Inc.	605,989	1,933
*	KVH Industries Inc.	238,592	1,837
*,^	Appfolio Inc.	125,122	1,809
	PC-Tel Inc.	382,068	1,800
	Preformed Line Products Co.	43,037	1,738
*,^	Violin Memory Inc.	1,824,570	1,678
*	Systemax Inc.	194,630	1,660
*	Ooma Inc.	195,376	1,600

54

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Great Elm Capital Group Inc.	241,938	1,594
	TransAct Technologies Inc.	197,189	1,581
*,^	Park City Group Inc.	167,676	1,504
*	Amtech Systems Inc.	246,648	1,473
*	NetSol Technologies Inc.	248,767	1,453
	TESSCO Technologies Inc.	103,841	1,442
*	VOXX International Corp. Class A	516,734	1,442
*	Numerex Corp. Class A	190,131	1,424
*	Aware Inc.	325,767	1,414
*	Synacor Inc.	449,243	1,384
*	Limelight Networks Inc.	893,306	1,331
*,^	Neonode Inc.	909,044	1,327
*,^	TransEnterix Inc.	1,071,239	1,307
*	MRV Communications Inc.	112,754	1,274
	Concurrent Computer Corp.	236,019	1,232
*,^	Pixelworks Inc.	644,421	1,186
*,^	Rocket Fuel Inc.	529,536	1,176
	Evolving Systems Inc.	225,771	1,167
*,^	Pendrell Corp.	2,290,362	1,156
*	iPass Inc.	893,631	1,108
*	Icad Inc.	209,938	1,096
*	QuickLogic Corp.	1,053,474	1,022
*	Datawatch Corp.	183,944	1,019
*	ARI Network Services Inc.	235,532	989
*	ID Systems Inc.	204,890	986
	ClearOne Inc.	86,484	969
*,^	Netlist Inc.	817,791	957
*	PAR Technology Corp.	191,902	919
*	Support.com Inc.	1,053,784	886
*	Marin Software Inc.	375,780	883
*	Tremor Video Inc.	449,955	828
*	Xplore Technologies Corp.	341,629	820
*	FalconStor Software Inc.	772,635	811
	LRAD Corp.	449,000	804
*,^	Novatel Wireless Inc.	512,221	779
*	Imation Corp.	618,730	773
*	Upland Software Inc.	101,193	771
*,^	WidePoint Corp.	1,255,826	741
*	CVD Equipment Corp.	85,142	731
*,^	SITO Mobile Ltd.	200,635	726
	GlobalSCAPE Inc.	191,645	707
*,^	Sunworks Inc.	299,833	699
*	Qumu Corp.	152,829	679
	RELM Wireless Corp.	126,563	644
*	eGain Corp.	227,199	641
*	Aviat Networks Inc.	81,716	636
*	Intermolecular Inc.	425,531	630
*	GSE Systems Inc.	275,429	614
*,^	Twilio Inc.	16,080	587
*	Acacia Communications Inc.	14,100	563
	AstroNova Inc.	34,603	527
	Communications Systems Inc.	74,508	519
*	Inuvo Inc.	362,897	508
*	Zhone Technologies Inc.	420,533	500
*	Westell Technologies Inc. Class A	696,943	488
*,^	ParkerVision Inc.	149,599	470
	RCM Technologies Inc.	82,415	429
	QAD Inc. Class B	23,147	400
*,^	Resonant Inc.	90,940	398
*	MoSys Inc.	859,633	348
*	Identiv Inc.	172,117	308
*	Smith Micro Software Inc.	492,957	292
*	inTEST Corp.	75,035	286
*,^	FORM Holdings Corp.	143,146	271

55

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	BroadVision Inc.	38,131	253
*	ARC Group Worldwide Inc.	109,790	250
*	Streamline Health Solutions Inc.	205,037	246
*,^	InterCloud Systems Inc.	313,115	219
*	Data I/O Corp.	78,643	185
*	SharpSpring Inc.	34,445	180
*,^	Adesto Technologies Corp.	54,782	180
*	Sysorex Global	288,616	152
*	Aehr Test Systems	93,715	151
*,^	Cinedigm Corp. Class A	111,569	135
*	Lantronix Inc.	138,633	134
*	Infosonics Corp.	140,874	116
*,^	Voltari Corp.	30,729	111
*,^	Sonic Foundry Inc.	17,328	107
*	Mastech Holdings Inc.	15,394	102
	CSP Inc.	10,227	83
*	Determine Inc.	51,969	79
*,^	NXT-ID Inc.	201,604	71
*	Fusion Telecommunications International Inc.	30,990	57
*	ADDvantage Technologies Group Inc.	29,519	52
*	SunEdison Inc.	187,103	26
*	Network-1 Technologies Inc.	6,471	17
*	Finjan Holdings Inc.	6,800	12
	Intelligent Systems Corp.	1,383	5
*	Glowpoint Inc.	12,965	4
*	Crossroads Systems Inc.	166	1
*	Sajan Inc.	100	—
			67,831,914
Telecommunications (2.6%)
	AT&T Inc.	122,335,204	5,286,104
	Verizon Communications Inc.	81,195,606	4,533,963
	CenturyLink Inc.	10,810,401	313,610
*	Level 3 Communications Inc.	5,662,659	291,570
*	SBA Communications Corp. Class A	2,485,920	268,330
*	T-Mobile US Inc.	5,696,784	246,500
	Frontier Communications Corp.	23,129,701	114,261
*	Zayo Group Holdings Inc.	2,373,149	66,282
*,^	Sprint Corp.	12,174,854	55,152
	Telephone & Data Systems Inc.	1,798,589	53,346
	Shenandoah Telecommunications Co.	964,889	37,688
	Consolidated Communications Holdings Inc.	987,389	26,896
*	8x8 Inc.	1,706,492	24,932
*	Vonage Holdings Corp.	3,999,731	24,398
*	Cincinnati Bell Inc.	4,641,117	21,210
^	Windstream Holdings Inc.	1,924,664	17,842
	ATN International Inc.	211,717	16,474
*	inContact Inc.	1,139,827	15,787
*,^	Iridium Communications Inc.	1,579,966	14,030
	EarthLink Holdings Corp.	2,082,483	13,328
*	ORBCOMM Inc.	1,246,342	12,401
*,^	Globalstar Inc.	8,608,373	10,416
*	United States Cellular Corp.	243,439	9,560
*	GTT Communications Inc.	505,932	9,350
*	General Communication Inc. Class A	526,114	8,313
	Spok Holdings Inc.	385,049	7,379
*	FairPoint Communications Inc.	457,097	6,710
*	Hawaiian Telcom Holdco Inc.	285,173	6,043
*,^	pdvWireless Inc.	258,263	5,524
	IDT Corp. Class B	345,185	4,898
*	Lumos Networks Corp.	403,763	4,885
*,^	Straight Path Communications Inc. Class B	162,873	4,507
*	Alaska Communications Systems Group Inc.	1,402,988	2,385
*	HC2 Holdings Inc.	516,327	2,220
*,^	Intelsat SA	628,051	1,620

56

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*,^	Elephant Talk Communications Corp.	1,074,207	191
*,^	Towerstream Corp.	1,074,829	181
*	Otelco Inc. Class A	2,754	12
			11,538,298
Utilities (3.6%)
	NextEra Energy Inc.	9,156,605	1,194,021
	Duke Energy Corp.	13,648,487	1,170,904
	Southern Co.	18,587,158	996,829
	Dominion Resources Inc.	12,223,352	952,566
	American Electric Power Co. Inc.	9,705,755	680,276
	Exelon Corp.	18,260,589	663,955
	PG&E Corp.	9,801,549	626,515
	Sempra Energy	4,695,444	535,375
	PPL Corp.	13,369,773	504,709
	Edison International	6,453,479	501,242
	Consolidated Edison Inc.	6,005,401	483,074
	Public Service Enterprise Group Inc.	9,995,884	465,908
	Xcel Energy Inc.	10,008,197	448,167
	WEC Energy Group Inc.	6,212,816	405,697
	Eversource Energy	6,258,571	374,888
	DTE Energy Co.	3,548,067	351,684
	American Water Works Co. Inc.	3,489,073	294,862
	FirstEnergy Corp.	8,405,327	293,430
	Entergy Corp.	3,511,770	285,683
	Ameren Corp.	4,760,439	255,064
	CMS Energy Corp.	5,496,111	252,052
	ONEOK Inc.	4,167,757	197,760
	CenterPoint Energy Inc.	8,030,922	192,742
	SCANA Corp.	2,522,127	190,824
	Alliant Energy Corp.	4,526,443	179,700
	Pinnacle West Capital Corp.	2,198,754	178,231
	NiSource Inc.	6,328,881	167,842
	AES Corp.	13,143,198	164,027
	Atmos Energy Corp.	2,007,295	163,233
	Westar Energy Inc. Class A	2,812,755	157,767
	UGI Corp.	3,382,681	153,066
	ITC Holdings Corp.	3,053,354	142,958
	Aqua America Inc.	3,470,851	123,771
*	Calpine Corp.	7,049,510	103,980
	Piedmont Natural Gas Co. Inc.	1,629,457	97,963
	NRG Energy Inc.	6,206,054	93,029
	Great Plains Energy Inc.	3,017,549	91,734
	Vectren Corp.	1,736,871	91,481
	National Fuel Gas Co.	1,602,878	91,172
	Questar Corp.	3,481,882	88,335
	IDACORP Inc.	1,051,763	85,561
	Portland General Electric Co.	1,802,002	79,504
	Southwest Gas Corp.	909,712	71,603
	Hawaiian Electric Industries Inc.	2,140,326	70,181
	ONE Gas Inc.	1,043,895	69,513
	WGL Holdings Inc.	967,307	68,476
	ALLETE Inc.	1,035,218	66,906
	Black Hills Corp.	1,047,010	66,004
	Avista Corp.	1,466,348	65,692
	New Jersey Resources Corp.	1,703,906	65,686
	NorthWestern Corp.	998,099	62,950
	PNM Resources Inc.	1,776,144	62,947
	Avangrid Inc.	1,263,364	58,191
	Spire Inc.	806,363	57,123
	South Jersey Industries Inc.	1,548,206	48,954
	MGE Energy Inc.	822,963	46,510
	El Paso Electric Co.	894,717	42,293
*	Dynegy Inc.	2,353,070	40,567
	Northwest Natural Gas Co.	584,250	37,871

57

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

					Market
					Value
				Shares	($000)
	California Water Service Group			959,512	33,516
	American States Water Co.			725,833	31,806
	Empire District Electric Co.			882,719	29,986
	Ormat Technologies Inc.			676,207	29,591
*	Talen Energy Corp.			1,759,207	23,837
	Chesapeake Utilities Corp.			286,666	18,972
	Connecticut Water Service Inc.			328,802	18,479
	TerraForm Power Inc. Class A			1,672,693	18,232
	Unitil Corp.			401,864	17,148
	Middlesex Water Co.			366,089	15,881
	SJW Corp.			320,349	12,615
	York Water Co.			282,354	9,047
	Artesian Resources Corp. Class A			212,703	7,215
*,^	Sunrun Inc.			1,197,010	7,098
	Atlantic Power Corp.			2,238,892	5,552
	Delta Natural Gas Co. Inc.			190,830	5,141
	TECO Energy Inc.			142,766	3,946
	Spark Energy Inc. Class A			116,382	3,846
*	Pure Cycle Corp.			482,435	2,272
*,^	Cadiz Inc.			353,762	2,077
	Genie Energy Ltd. Class B			286,954	1,943
	Gas Natural Inc.			270,016	1,887
*	US Geothermal Inc.			2,052,339	1,680
*,^	Vivint Solar Inc.			424,353	1,303
	AGL Resources Inc.			7,964	525
					15,876,643

Total Common Stocks (Cost $315,646,922)					436,562,242

		Coupon

Temporary Cash Investments (0.9%)[1]
Money Market Fund (0.9%)
3,4	Vanguard Market Liquidity Fund	0.538%		3,826,053,595	3,826,054

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5,6	Federal Home Loan Bank Discount Notes	0.520%	7/27/16	10,000	9,998
5,6	Federal Home Loan Bank Discount Notes	0.390%	9/7/16	68,100	68,057
5,6	Federal Home Loan Bank Discount Notes	0.395%	9/9/16	1,800	1,799
5,7	Federal Home Loan Bank Discount Notes	0.370%	9/14/16	3,000	2,998
5,6,7	Federal Home Loan Bank Discount Notes	0.400%	9/16/16	12,600	12,591
5,6	Federal Home Loan Bank Discount Notes	0.405%	9/20/16	2,000	1,998
5,6	Federal Home Loan Bank Discount Notes	0.415%	9/23/16	5,500	5,496
6	United States Treasury Bill	0.431%	8/4/16	5,000	4,999
					107,936

Total Temporary Cash Investments (Cost $3,933,976)					3,933,990

Total Investments (100.3%) (Cost $319,580,898)					440,496,232

Other Assets and Liabilities—Net (-0.3%)[4]					(1,511,990)

Net Assets (100%)					438,984,242

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,493,268,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and
0.3%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.

58

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2016

3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $1,573,074,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $101,641,000 have been segregated as initial margin for open futures contracts.
7 Securities with a value of $3,562,000 have been segregated as collateral for open over-the-counter swap contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

59

© 2016 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

SNA852 082016

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: August 17, 2016
VANGUARD INDEX FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: August 17, 2016

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number
2-17620, Incorporated by Reference.